As filed with the Securities and Exchange Commission on December 1, 1997
                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        x

                         Pre-Effective Amendment No.                      __

                        Post-Effective Amendment No. 49                    x


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    x


                               Amendment No. 51                            x


                              ---------------------

                               THE RBB FUND, INC.

     (Government Securities Portfolio: RBB Class; BEA International Equity
Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield
Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income Portfolio:
BEA Class; BEA Strategic Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio: BEA Class; BEA Balanced Fund Portfolio: BEA Class; BEA Short Duration Portfolio: BEA Class; BEA Global Telecommunications Portfolio:
BEA Investor Class and BEA Advisor Class; NI Micro Cap Fund: NI Class; NI Growth
Fund: NI Class; NI Growth & Value Fund: NI Class; NI Larger Cap Value Fund: NI Class; Boston Partners Large Cap Value Fund: Boston Partners Advisor Class, Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Mid Cap Value Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Bond Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Money Market Portfolio:
Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)

--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)
               ---------------------------------------------------
                  Registrant's Telephone Number: (302) 792-2555

                                   Copies to:

     GARY M. GARDNER, ESQUIRE                     MICHAEL P. MALLOY, ESQUIRE
     PNC Bank, National Association               Drinker Biddle & Reath LLP
     1600 Market Street, 28th Floor               1100 PNB Building
     Philadelphia, PA 19103                       1345 Chestnut Street
     (Name and Address of Agent for Service)      Philadelphia, PA  19107-3496


It is proposed that this filing will become effective (check appropriate box)

x           immediately upon filing pursuant to paragraph (b)

            on (date) pursuant to paragraph (b)

            60 days after filing pursuant to paragraph (a)(1)

            on (date) pursuant to paragraph (a)(1)

            75 days after filing pursuant to paragraph (a)(2)

            on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

            This  post-effective   amendment   designates  a  new effective date
            for a previously filed post-effective amendment.

                               THE RBB FUND, INC.
            (Cash Preservation Shares of the Money Market Portfolio,
                      and Municipal Money Market Portfolio)
                              Cross Reference Sheet

               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------
                   Part A                                                        PROSPECTUS
1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights ....................................              Financial Highlights

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered ....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures, and Net
                                                                                 Asset Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares, and Net
                                                                                 Asset Value

9.        Legal Proceedings........................................              Inapplicable


          PART B                                                                    STATEMENT OF
                                                                                ADDITIONAL INFORMATION
10.       Cover Page...............................................             Cover Page

11.       Table of Contents........................................             Contents

12.       General Information and History..........................             General; See Prospectus -
                                                                                "Introduction"

13.       Investment Objectives and Policies.......................             Investment Objective and Policies

14.       Management of the Fund...................................             Directors and Officers; Investment
                                                                                Advisory, Distribution and
                                                                                Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................             Miscellaneous

16.       Investment Advisory and Other
          Services.................................................             Investment Advisory, Distribution
                                                                                and Servicing Arrangements; See
                                                                                Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................             Portfolio Transactions

18.       Capital Stock and Other Securities.......................             Additional Information Concerning
                                                                                Fund Shares; See Prospectus -
                                                                                "Dividends and Distributions" and
                                                                                "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................             Purchase and Redemption
                                                                                Information; Valuation of Shares;
                                                                                See Prospectus - "Purchase and
                                                                                Redemption of Shares" and
                                                                                "Distribution of Shares"

20.       Tax Status...............................................             Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................             Portfolio Transactions

22.       Calculation of Yield Quotations..........................             Performance Information

23.       Financial Statements.....................................             Financial Statements


          PART C                                                                OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
               (RBB Shares of the Government Securities Portfolio)
                              Cross Reference Sheet

               FORM N-1A ITEM                                                   LOCATION
               --------------                                                   --------

                      Part A                                                    PROSPECTUS

1.        Cover Page...............................................             Cover Page

2.        Synopsis.................................................             Introduction

3.        Financial Highlights ....................................             Financial Highlights

4.        General Description of Registrant........................             Cover Page; Investment
                                                                                Objectives and Policies

5.        Management of the Fund...................................             Management

6.        Capital Stock and Other Securities.......................             Cover Page; Dividends and
                                                                                Distributions

7.        Purchase of Securities Being Offered ....................             How to Purchase Shares; Net Asset
                                                                                Value

8.        Redemption or Repurchase.................................             How to Redeem Shares; and Net
                                                                                Asset Value

9.        Legal Proceedings........................................             Inapplicable



          PART B                                                                    STATEMENT OF
                                                                                ADDITIONAL INFORMATION

10.       Cover Page...............................................             Cover Page

11.       Table of Contents........................................             Contents

12.       General Information and History..........................             General; See Prospectus -
                                                                                "Introduction"

13.       Investment Objectives and Policies.......................             Investment Objectives and Policies

14.       Management of the Fund...................................             Directors and Officers; Investment
                                                                                Advisory, Distribution and
                                                                                Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................             Miscellaneous

16.       Investment Advisory and Other
          Services.................................................             Investment Advisory, Distribution
                                                                                and Servicing Arrangements; See
                                                                                Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................             Portfolio Transactions

18.       Capital Stock and Other Securities.......................             Additional Information Concerning
                                                                                Fund Shares; See Prospectus -
                                                                                "Dividends and Distributions" and
                                                                                "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................             Purchase and Redemption
                                                                                Information; Valuation of Shares;
                                                                                See Prospectus - "Purchase and
                                                                                Redemption of Shares" and
                                                                                "Distribution of Fund Shares"

20.       Tax Status...............................................             Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................             Portfolio Transactions

22.       Calculation of Performance Data .........................             Performance Information


23.       Financial Statements.....................................             Financial Statements


          PART C                                                                OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.


                               THE RBB FUND, INC.
              (Sansom Street Shares of the Money Market Portfolio,
                        Municipal Money Market Portfolio
               and Government Obligations Money Market Portfolio)
                              Cross Reference Sheet


               FORM N-1A ITEM                                                   LOCATION
               --------------                                                   --------

                      Part A                                                    PROSPECTUS

1.        Cover Page...............................................             Cover Page

2.        Synopsis.................................................             Introduction

3.        Financial Highlights ....................................             Financial Highlights

4.        General Description of Registrant........................             Cover Page; Investment
                                                                                Objectives and Policies;
                                                                                Description of Shares

5.        Management of the Fund...................................             Management

6.        Capital Stock and Other Securities.......................             Cover Page; Dividends and
                                                                                Distributions; Description of
                                                                                Shares

7.        Purchase of Securities Being Offered.....................             Purchase and Redemption of Shares
                                                                                - Purchase Procedures; Net Asset
                                                                                Value; Shareholder Servicing

8.        Redemption or Repurchase.................................             Purchase and Redemption of Shares
                                                                                - Redemption of Shares; Net Asset
                                                                                Value

9.        Legal Proceedings........................................             Inapplicable



          PART B                                                                      STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                    THE RBB FUND, INC.
                   (Sansom Street Shares of the Money Market Portfolio)
                                  Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                   Part A                                                        PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights ....................................              Financial Highlights

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered ....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures;
                                                                                 Shareholder Servicing

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares

9.        Legal Proceedings........................................              Inapplicable



          PART B                                                                      STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                   THE RBB FUND, INC.
                     (Bedford Shares of the Money Market Portfolio,
                      Municipal Money Market Portfolio, Government
                           Obligations Money Market Portfolio
                    and New York Municipal Money Market Portfolio,)
                                 Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                   Part A                                                        PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Cover Page

3.        Financial Highlights ....................................              Financial Highlights

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable





          PART B                                                                      STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 Cover Page

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C.                                                                OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                THE RBB FUND, INC.
                  (Bedford Shares of the Money Market Portfolio,
                 Municipal Money Market Portfolio and Government
                       Obligations Money Market Portfolio)
                              Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                   Part A                                                        PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights ....................................              Financial Highlights

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable




          PART B                                                                      STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objective and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                              THE RBB FUND, INC.
                            (Bedford Shares of the
                      Municipal Money Market Portfolio)
                            Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                    Part A                                                       PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights ....................................              Financial Highlights

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable




          PART B                                                                      STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                              THE RBB FUND, INC.
                            (Bedford Shares of the
                                  Government
                     Obligations Money Market Portfolio)
                            Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                    Part A                                                       PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights ....................................              Financial Highlights

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable





          PART B                                                                      STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                THE RBB FUND, INC.
                              (Bedford Shares of the
                             Money Market Portfolio)
                              Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                   Part A                                                        PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights ....................................              Financial Highlights

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable




          PART B                                                                      STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                  THE RBB FUND, INC.
                    (Janney Shares of the Money Market Portfolio,
                     Municipal Money Market Portfolio, Government
                          Obligations Money Market Portfolio
                   and New York Municipal Money Market Portfolio,)
                                Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                    Part A                                                       PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Cover Page

3.        Financial Highlights Information.........................              Financial Highlights

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable




          PART B                                                                     STATEMENT OF
                                                                                 ADDITIONAL INFORMATION
10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Cover Page"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                THE RBB FUND, INC.
                   (Beta Shares of the Money Market Portfolio,
                   Municipal Money Market Portfolio, Government
                        Obligations Money Market Portfolio
                 and New York Municipal Money Market Portfolio,)
                              Cross Reference Sheet



               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                    Part A                                                       PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights Information.........................              Inapplicable

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable




          PART B                                                                     STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                   THE RBB FUND, INC.
                      (Gamma Shares of the Money Market Portfolio,
                      Municipal Money Market Portfolio, Government
                           Obligations Money Market Portfolio
                    and New York Municipal Money Market Portfolio,)
                                 Cross Reference Sheet



               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                    Part A                                                       PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights Information.........................              Inapplicable

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable




          PART B                                                                     STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                  .              OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                THE RBB FUND, INC.
                   (Delta Shares of the Money Market Portfolio,
                   Municipal Money Market Portfolio, Government
                        Obligations Money Market Portfolio
                 and New York Municipal Money Market Portfolio,)
                              Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                   Part A                                                        PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights Information.........................              Inapplicable

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable




          PART B                                                                      STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                  THE RBB FUND, INC.
                    (Epsilon Shares of the Money Market Portfolio,
                     Municipal Money Market Portfolio, Government
                          Obligations Money Market Portfolio
                   and New York Municipal Money Market Portfolio,)
                                Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                   Part A                                                        PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights Information.........................              Inapplicable

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable




          PART B                                                                     STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                  THE RBB FUND, INC.
                     (Zeta Shares of the Money Market Portfolio,
                     Municipal Money Market Portfolio, Government
                          Obligations Money Market Portfolio
                   and New York Municipal Money Market Portfolio,)
                                Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                   Part A                                                        PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights Information.........................              Inapplicable

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable





          PART B                                                                     STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                     THE RBB FUND, INC.
                         (Eta Shares of the Money Market Portfolio,
                        Municipal Money Market Portfolio, Government
                             Obligations Money Market Portfolio
                      and New York Municipal Money Market Portfolio,)
                                   Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                    Part A                                                       PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights Information.........................              Inapplicable

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable




          PART B                                                                    STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performance Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                  THE RBB FUND, INC.
                     (Theta Shares of the Money Market Portfolio,
                     Municipal Money Market Portfolio, Government
                          Obligations Money Market Portfolio
                   and New York Municipal Money Market Portfolio,)
                                Cross Reference Sheet


               FORM N-1A ITEM                                                    LOCATION
               --------------                                                    --------

                    Part A                                                       PROSPECTUS

1.        Cover Page...............................................              Cover Page

2.        Synopsis.................................................              Introduction

3.        Financial Highlights Information.........................              Inapplicable

4.        General Description of Registrant........................              Cover Page; Investment
                                                                                 Objectives and Policies;
                                                                                 Description of Shares

5.        Management of the Fund...................................              Management

6.        Capital Stock and Other Securities.......................              Cover Page; Dividends and
                                                                                 Distributions; Description of
                                                                                 Shares

7.        Purchase of Securities Being Offered.....................              Purchase and Redemption of Shares
                                                                                 - Purchase Procedures; Net Asset
                                                                                 Value

8.        Redemption or Repurchase.................................              Purchase and Redemption of Shares
                                                                                 - Redemption of Shares; Net Asset
                                                                                 Value

9.        Legal Proceedings........................................              Inapplicable



          PART B                                                                      STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

10.       Cover Page...............................................              Cover Page

11.       Table of Contents........................................              Contents

12.       General Information and History..........................              General; See Prospectus -
                                                                                 "Introduction"

13.       Investment Objectives and Policies.......................              Investment Objectives and Policies

14.       Management of the Fund...................................              Directors and Officers; Investment
                                                                                 Advisory, Distribution and
                                                                                 Servicing Arrangements

15.       Control Persons and Principal Holders
          of Securities............................................              Miscellaneous

16.       Investment Advisory and Other
          Services.................................................              Investment Advisory, Distribution
                                                                                 and Servicing Arrangements; See
                                                                                 Prospectus - "Management"

17.       Brokerage Allocation and Other Practices ................              Portfolio Transactions

18.       Capital Stock and Other Securities.......................              Additional Information Concerning
                                                                                 Fund Shares; See Prospectus -
                                                                                 "Dividends and Distributions" and
                                                                                 "Description of Shares"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered.................................              Purchase and Redemption
                                                                                 Information; Valuation of Shares;
                                                                                 See Prospectus - "Purchase and
                                                                                 Redemption of Shares" and
                                                                                 "Distribution of Shares"

20.       Tax Status...............................................              Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................              Portfolio Transactions

22.       Calculation of Yield Quotations..........................              Performace Information

23.       Financial Statements.....................................              Financial Statements


          PART C                                                                 OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC
                     (BOSTON PARTNERS INSTITUTIONAL CLASS OF
                    THE BOSTON PARTNERS LARGE CAP VALUE FUND)



                              CROSS REFERENCE SHEET
                              ---------------------


FORM N-1A ITEM                                LOCATION
--------------                                --------

     Part A                                   Prospectus

1.   Cover Page...........................    Cover Page

2.   Synopsis.............................    Introduction

3.   Condensed Financial Information......    Not Applicable

4.   General Description of Registrant....    Cover Page; The Fund; Investment
                                              Objectives and Policies

5.   Management of the Fund...............    Management

6.   Capital Stock and Other Securities...    Cover Page; Dividends and
                                              Distributions; Multi Class
                                              Structure; Description of Shares

7.   Purchase of Securities Being Offered.    How to Purchase Shares; Net Asset
                                              Value

8.   Redemption or Repurchase.............    How to Redeem and Exchange Shares;
                                              Net Asset Value

9.   Legal Proceedings....................    Inapplicable

     PART B                                 STATEMENT OF ADDITIONAL INFORMATION


10.  Cover Page...........................    Cover Page

11.  Table of Contents....................    Contents

12.  General Information and History......    General; See Prospectus - "The
                                              Fund"

13.  Investment Objectives and Policies...    Investment Objectives and Policies

14.  Management of the Fund...............    Directors and Officers; Investment
                                              Advisory, Distribution and
                                              Servicing Arrangements

15.  Control Persons and Principal Holders
       of Securities......................    Miscellaneous

16.  Investment Advisory and Other
       Services...........................    Investment Advisory, Distribution
                                              and Servicing Arrangements; See
                                              Prospectus - "Management"

17.  Brokerage Allocation and Other
       Practices..........................    Portfolio Transactions

18.  Capital Stock and Other Securities...    Additional Information Concerning
                                              Fund Shares; See Prospectus -
                                              "Dividends and Distributions"
                                              "Multi Class Structure" and
                                              "Description of Shares"

19.  Purchase, Redemption and Pricing of
       Securities Being Offered...........    Purchase and Redemption
                                              Information Valuation of Shares;
                                              See Prospectus - "How to Purchase
                                              Shares", "How to Redeem and
                                              Exchange Shares" and "Distribution
                                              of Fund Shares"

20.  Tax Status...........................    Taxes; See Prospectus - "Taxes"

21.  Underwriters.........................    Portfolio Transactions

22.  Calculation of Performance Data......    Performance Information

23.  Financial Statements.................    Financial Statements



     PART C                                OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                        (BOSTON PARTNERS ADVISOR CLASS OF
                    THE BOSTON PARTNERS LARGE CAP VALUE FUND)


                              CROSS REFERENCE SHEET
                              ---------------------

FORM N-1A ITEM                                LOCATION
--------------                                --------
     Part A                                   Prospectus

1.   Cover Page..........................     Cover Page

2.   Synopsis............................     Introduction

3.   Condensed Financial Information.....     Not Applicable

4.   General Description of Registrant...     Cover Page; The Fund; Investment
                                              Objectives and Policies

5.   Management of the Fund..............     Management

6.   Capital Stock and Other Securities..     Cover Page; Dividends and
                                              Distributions; Multi Class
                                              Structure; Description of Shares

7.   Purchase of Securities Being Offered     How to Purchase Shares; Net Asset
                                              Value

8.   Redemption or Repurchase............     How to Redeem Shares; Net Asset
                                              Value

9.   Legal Proceedings...................     Inapplicable

     PART B                                STATEMENT OF ADDITIONAL INFORMATION


10.  Cover Page...........................   Cover Page

11.  Table of Contents....................   Contents

12.  General Information and History......   General; See Prospectus - "The
                                             Fund"

13.  Investment Objectives and Policies...   Investment Objectives and Policies

14.  Management of the Fund...............   Directors and Officers; Investment
                                             Advisory, Distribution and
                                             Servicing Arrangements

15.  Control Persons and Principal Holders
       of Securities......................   Miscellaneous

16.  Investment Advisory and Other
       Services...........................   Investment Advisory, Distribution
                                             and Servicing Arrangements; See
                                             Prospectus - "Management"

17.  Brokerage Allocation and Other
       Practices..........................   Portfolio Transactions

18.  Capital Stock and Other Securities...   Additional Information Concerning
                                             Fund Shares; See Prospectus -
                                             "Dividends and Distributions"
                                             "Multi Class Structure" and
                                             "Description of Shares"

19.  Purchase, Redemption and Pricing of
       Securities Being Offered...........   Purchase and Redemption
                                             Information Valuation of Shares;
                                             See Prospectus - "How to Purchase
                                             Shares", "How to Redeem Shares"
                                             and "Distribution of Fund Shares"

20.  Tax Status...........................   Taxes; See Prospectus - "Taxes"

21.  Underwriters.........................   Portfolio Transactions

22.  Calculation of Performance Data......   Performance Information

23.  Financial Statements.................   Financial Statements



     PART C                               OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                       (BOSTON PARTNERS INVESTOR CLASS OF
                    THE BOSTON PARTNERS LARGE CAP VALUE FUND)




                              CROSS REFERENCE SHEET
                              ---------------------

FORM N-1A ITEM                                 LOCATION
--------------                                 --------
     Part A                                    Prospectus

1.   Cover Page..........................      Cover Page

2.   Synopsis............................      Introduction

3.   Condensed Financial Information.....      Not Applicable

4.   General Description of Registrant...      Cover Page; The Fund; Investment
                                               Objectives and Policies

5.   Management of the Fund..............      Management

6.   Capital Stock and Other Securities..      Cover Page; Dividends and
                                               Distributions; Multi Class
                                               Structure; Description of Shares

7.   Purchase of Securities Being Offered      How to Purchase Shares; Net Asset
                                               Value

8.   Redemption or Repurchase............      How to Redeem Shares; Net Asset
                                               Value

9.   Legal Proceedings...................      Inapplicable

     PART B                                STATEMENT OF ADDITIONAL INFORMATION


10.  Cover Page...........................    Cover Page

11.  Table of Contents....................    Contents

12.  General Information and History......    General; See Prospectus - "The
                                              Fund"

13.  Investment Objectives and Policies...    Investment Objectives and Policies

14.  Management of the Fund...............    Directors and Officers; Investment
                                              Advisory, Distribution and
                                              Servicing Arrangements

15.  Control Persons and Principal Holders
       of Securities......................    Miscellaneous

16.  Investment Advisory and Other
       Services...........................    Investment Advisory, Distribution
                                              and Servicing Arrangements; See
                                              Prospectus - "Management"

17.  Brokerage Allocation and Other
       Practices..........................    Portfolio Transactions

18.  Capital Stock and Other Securities...    Additional Information Concerning
                                              Fund Shares; See Prospectus -
                                              "Dividends and Distributions"
                                              "Multi Class Structure" and
                                              "Description of Shares"

19.  Purchase, Redemption and Pricing of
       Securities Being Offered...........    Purchase and Redemption
                                              Information Valuation of Shares;
                                              See Prospectus - "How to Purchase
                                              Shares", "How to Redeem Shares"
                                              and "Distribution of Fund Shares"

20.  Tax Status...........................    Taxes; See Prospectus - "Taxes"

21.  Underwriters.........................    Portfolio Transactions

22.  Calculation of Performance Data......    Performance Information

23.  Financial Statements.................    Financial Statements



     PART C                                OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                     (BOSTON PARTNERS INSTITUTIONAL CLASS OF
                     THE BOSTON PARTNERS MID CAP VALUE FUND)

                              CROSS REFERENCE SHEET
                              ---------------------

FORM N-1A ITEM                               LOCATION
--------------                               --------

     Part A                                  Prospectus

1.   Cover Page..........................    Cover Page

2.   Synopsis............................    Introduction

3.   Condensed Financial Information.....    Not Applicable

4.   General Description of Registrant...    Cover Page; The Fund; Investment
                                             Objectives and Policies

5.   Management of the Fund..............    Management

6.   Capital Stock and Other Securities..    Cover Page; Dividends and
                                             Distributions; Multi Class
                                             Structure; Description of Shares

7.   Purchase of Securities Being Offered    How to Purchase Shares; Net Asset
                                             Value

8.   Redemption or Repurchase............    How to Redeem and Exchange Shares;
                                             Net Asset Value

9.   Legal Proceedings...................    Inapplicable

      PART B                                STATEMENT OF ADDITIONAL INFORMATION


10.  Cover Page...........................    Cover Page

11.  Table of Contents....................    Contents

12.  General Information and History......    General; See Prospectus - "The
                                              Fund"

13.  Investment Objectives and Policies...    Investment Objectives and Policies

14.  Management of the Fund...............    Directors and Officers; Investment
                                              Advisory, Distribution and
                                              Servicing Arrangements

15.  Control Persons and Principal Holders
       of Securities......................    Miscellaneous

16.  Investment Advisory and Other
       Services...........................    Investment Advisory, Distribution
                                              and Servicing Arrangements; See
                                              Prospectus - "Management"

17.  Brokerage Allocation and Other
       Practices..........................    Portfolio Transactions

18.  Capital Stock and Other Securities...    Additional Information Concerning
                                              Fund Shares; See Prospectus -
                                              "Dividends and Distributions"
                                              "Multi Class Structure" and
                                              "Description of Shares"

19.  Purchase, Redemption and Pricing of
       Securities Being Offered...........    Purchase and Redemption
                                              Information Valuation of Shares;
                                              See Prospectus - "How to Purchase
                                              Shares", "How to Redeem and
                                              Exchange Shares" and "Distribution
                                              of Fund Shares"

20.  Tax Status...........................    Taxes; See Prospectus - "Taxes"

21.  Underwriters.........................    Portfolio Transactions

22.  Calculation of Performance Data......    Performance Information

23.  Financial Statements.................    Financial Statements



     PART C                                 OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                               THE RBB FUND, INC.
                       (BOSTON PARTNERS INVESTOR CLASS OF
                     THE BOSTON PARTNERS MID CAP VALUE FUND)

                              CROSS REFERENCE SHEET


FORM N-1A ITEM                               LOCATION
--------------                               --------

     Part A                                  Prospectus

1.   Cover Page..........................    Cover Page

2.   Synopsis............................    Introduction

3.   Condensed Financial Information.....    Not Applicable

4.   General Description of Registrant...    Cover Page; The Fund; Investment
                                             Objectives and Policies

5.   Management of the Fund..............    Management

6.   Capital Stock and Other Securities..    Cover Page; Dividends and
                                             Distributions; Multi Class
                                             Structure; Description of Shares

7.   Purchase of Securities Being Offered    How to Purchase Shares; Net Asset
                                             Value

8.   Redemption or Repurchase............    How to Redeem Shares; Net Asset
                                             Value

9.   Legal Proceedings...................    Inapplicable

      PART B                               STATEMENT OF ADDITIONAL INFORMATION


10.   Cover Page...........................   Cover Page

11.   Table of Contents....................   Contents

12.   General Information and History......   General; See Prospectus - "The
                                              Fund"

13.   Investment Objectives and Policies...   Investment Objectives and Policies

14.   Management of the Fund...............   Directors and Officers; Investment
                                              Advisory, Distribution and
                                              Servicing Arrangements

15.   Control Persons and Principal Holders
        of Securities......................   Miscellaneous

16.   Investment Advisory and Other
        Services...........................   Investment Advisory, Distribution
                                              and Servicing Arrangements; See
                                              Prospectus - "Management"

17.   Brokerage Allocation and Other
        Practices..........................   Portfolio Transactions

18.   Capital Stock and Other Securities...   Additional Information Concerning
                                              Fund Shares; See Prospectus -
                                              "Dividends and Distributions"
                                              "Multi Class Structure" and
                                              "Description of Shares"

19.   Purchase, Redemption and Pricing of
        Securities Being Offered...........   Purchase and Redemption
                                              Information Valuation of Shares;
                                              See Prospectus - "How to Purchase
                                              Shares", "How to Redeem Shares"
                                              and "Distribution of Fund Shares"

20.   Tax Status...........................   Taxes; See Prospectus - "Taxes"

21.   Underwriters.........................   Portfolio Transactions

22.   Calculation of Performance Data......   Performance Information

23.   Financial Statements.................   Financial Statements



      PART C                               OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS

                                                                   PAGE


INTRODUCTION.......................................................  2
FINANCIAL HIGHLIGHTS...............................................  5
INVESTMENT OBJECTIVES AND
POLICIES...........................................................  7
INVESTMENT LIMITATIONS............................................. 12
MANAGEMENT......................................................... 13
DISTRIBUTION OF SHARES............................................. 17
HOW TO PURCHASE SHARES............................................. 17
HOW TO REDEEM SHARES............................................... 21
NET ASSET VALUE.................................................... 23
DIVIDENDS AND DISTRIBUTIONS........................................ 24
TAXES.............................................................. 24
DESCRIPTION OF SHARES.............................................. 25
OTHER INFORMATION.................................................. 27
ACCOUNT APPLICATION.............................................Center



INVESTMENT ADVISER
PNC Institutional Management
Corporation
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York


CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania


ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
Philadelphia, Pennsylvania










                              GOVERNMENT SECURITIES
                                    PORTFOLIO

                                   (RBB CLASS)








                                   PROSPECTUS
                                DECEMBER 1, 1997

                                  THE RBB CLASS
                              OF THE RBB FUND, INC.

     This Prospectus offers one class of shares in the Government Securities Portfolio of The RBB Fund, Inc. (the "Fund"). The investment objective of this portfolio is as follows:

                  GOVERNMENT SECURITIES PORTFOLIO -- to provide the highest level of current income consistent with liquidity and a low risk to principal from a portfolio of U.S. Government obligations. It seeks to achieve such objective by investing in obligations issued or guaranteed by the U.S. Treasury or other agencies or instrumentalities of the United States Government.

                  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                  This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).



--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                    DECEMBER 1, 1997

INTRODUCTION
--------------------------------------------------------------------------------


         The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate twenty-two separate investment portfolios. The class (the "RBB Class" or the "Class") of shares (the "RBB Shares" or "Shares") offered by this Prospectus represents interests in the Government Securities Portfolio (the "Portfolio").


FUND MANAGEMENT


         PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as the investment adviser to the Portfolio. PNC Bank serves as the custodian to the Fund. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1847 and with its subsidiaries currently manages over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds.

         PFPC Inc. ("PFPC") serves as the administrator to the Portfolio and as the transfer and dividend disbursing agent to the Fund.


THE DISTRIBUTOR


         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), serves as the Fund's distributor.


INVESTMENT PORTFOLIO


         The investment objective of the GOVERNMENT SECURITIES PORTFOLIO is to provide the highest level of current income consistent with liquidity and a low risk to principal from a portfolio of U.S. Government obligations. It seeks to achieve this objective by investing in obligations issued or guaranteed by the United States Treasury or other agencies and instrumentalities of the United States Government.

EXPENSE TABLE

         The Fee Table below contains a summary of annual operating expenses incurred by the RBB Shares of the Portfolio (after fee waivers and expense reimbursements) for the fiscal year ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.


SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases
(as percentage of offering price)......................................    4.75%

         ANNUAL FUND OPERATING EXPENSES (RBB CLASS)
         (AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees (after
 waivers)(1)...........................................................       0%

12b-1 Fees(1)..........................................................     .40%

Other Expenses (after
 waivers)(1)...........................................................     .30%

Total Fund Operating Expenses (after
 waivers)(1)...........................................................     .70%
                                                                            ===



(1) Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly. Before expense reimbursements and waivers for the Portfolio, Management Fees would be .40%, Other Expenses would be 1.35%, and Total Fund Operating Expenses would be 2.15%.



EXAMPLE


         An investor would pay the following expenses on a $1,000 investment in the Portfolio, assuming (1) a 5% annual return, and (2) redemption at the end of each time period:


                          ONE         THREE          FIVE          TEN
                          YEAR        YEARS         YEARS         YEARS
                          ----        -----         -----         -----


Government Securities     $54*         $69*          $85*         $130*



* Reflects the imposition of the maximum sales charge at the beginning of the period.

         The  Example  in  the  Fee  Table   assumes  that  all   dividends  and
distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders of this Portfolio may pay more than the economic equivalent of the maximum front end sales charge permitted by the National Association of Securities Dealers, Inc.

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that a holder of RBB Shares in the Portfolio will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of Management Fees for the Portfolio. However, there can be no assurance that any future waivers of Management Fees (if any) will not vary from the figure reflected in the Fee Table. In addition, the investment adviser is currently voluntarily assuming additional expenses of the Portfolio. There can be no assurance that the investment adviser will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors. The expense figures are based on actual costs and fees charged to the Portfolio.

OFFERING PRICE

         RBB Shares will be offered to the public at the next determined net asset value after receipt by PFPC Inc. ("PFPC"), the Fund's transfer agent, of an order plus a maximum sales charge of 4.75% of the offering price on single purchases of less than $100,000. The sales charge is reduced on a graduated scale on single purchases of $100,000 or more.


MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS


         The minimum initial investment for RBB Shares is $1,000. Subsequent investments must be $100 or more. See "How to Purchase Shares."

REDEMPTION

         Shares may be redeemed at any time at their net asset value next determined after receipt by PFPC of a redemption request. The Fund reserves the right, upon 30 days written notice, to redeem an account consisting of RBB Shares if the net asset value of the investor's Shares in that account falls below $500 and is not increased to at least such amount within such 30-day period. See "How to Redeem Shares--Involuntary Redemption."

CERTAIN FACTORS TO CONSIDER


         An investment in the Portfolio is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." As with other mutual funds, there can be no assurance that the Portfolio will achieve its objective. The Portfolio, to the extent set forth under "Investment Objectives and Policies," engages in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments, the lending of portfolio securities and engaging in options and futures transactions. All of these transactions involving certain special risks, as set forth under "Investment Objectives and Policies." Investment methods described in this Prospectus are among those which the Portfolio has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


SHAREHOLDER INQUIRIES

         Any questions or communications regarding a shareholder account should be directed to PFPC, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 430-9618.


FINANCIAL HIGHLIGHTS


         The table below sets forth certain information concerning the investment results of the RBB Class of the Government Securities Portfolio for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1993 through August 31, 1997 are part of the Fund's financial statements for the Portfolio, which are incorporated by reference into the Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P. ("Coopers"), the Fund's independent accountants. The financial data for the Portfolio for the periods ending August 31, 1989, 1990, 1991 and 1992 are a part of previous financial statements audited by Coopers. Further information about the performance of the Portfolio is available in the Annual Report to Shareholders. The financial data should be read in conjunction with the financial statements and notes thereto. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained free of charge by calling the telephone number on Page 1 of this Prospectus.

                                  THE RBB CLASS
                         GOVERNMENT SECURITIES PORTFOLIO


FINANCIAL HIGHLIGHTS(e)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                                                                     FOR THE PERIOD
                                                                                                                     AUGUST 1, 1991
                                    FOR THE      FOR THE       FOR THE      FOR THE     FOR THE       FOR THE        (COMMENCEMENT
                                  YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    OF OPERATIONS) TO
                                  AUGUST 31,   AUGUST 31,    AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,        AUGUST 31,
                                    1997         1996          1995         1994         1993          1992              1991
                                  ----------   ----------    ----------   ----------   ----------    ----------    -----------------


Net asset value, beginning
of period.......................  $   9.04      $   9.54       $   9.69    $   10.73    $   10.46    $    10.12        $   10.00
                                  --------      --------       --------    ---------    ---------    ----------        ---------

Income from investment operations:

    Net investment income.......    0.8744        0.5220         0.5819       0.5931       0.7080        0.8002           0.0737
    Net gains (losses) on
      securities (both
      realized and unrealized)..    0.1346      (0.2540)         0.0361     (0.8651)       0.3300        0.3408           0.1213
                                  --------      --------       --------    ---------    ---------    ----------        ---------

     Total from investment
         operations                 1.0090        0.2680         0.6180     (0.2720)       1.0380        1.1410           0.1950
                                  --------      --------       --------    ---------    ---------    ----------        ---------

Less distributions
    Dividends (from net
     investment income).........  (0.8744)      (0.5220)       (0.5819)     (0.5901)     (0.7080)      (0.8010)         (0.0750)
    Distributions (from excess
     of net investment income)..        --            --             --     (0.0235)           --            --               --
    Return of capital ..........  (0.3046)      (0.2460)       (0.1861)     (0.1544)     (0.0600)            --               --
                                  --------      --------       --------    ---------    ---------    ----------        ---------

     Total distributions........   (1.1790)     (0.7680)       (0.7680)     (0.7680)     (0.7680)      (0.8010)         (0.0750)
                                  --------      --------       --------    ---------    ---------    ----------        ---------

Net asset value,
   end of period ...............    $ 8.87      $   9.04       $   9.54    $    9.69    $   10.73    $    10.46        $   10.12
                                  ========      ========       ========    =========    =========    ==========        =========

Total return ...................  9.39%(d)      2.75%(d)       6.72%(d)  (2.60%)(d)     10.36%(d)     11.73%(d)      1.95%(c)(d)
Ratios/Supplemental Data
  Net assets, end of period (000)   $6,737      $  8,785       $ 10,514     $54,938     $  36,296       $25,604         $ 28,225
  Ratios of expenses to average
    net assets..................  0.70%(a)       .70%(a)        .72%(a)     .64%(a)       .66%(a)       .83%(a)      1.10%(a)(b)
  Ratios of net investment income
    to average net assets ......     6.18%         6.05%          6.59%       5.86%         6.70%         7.81%         8.50%(b)
  Portfolio turnover rate.......       26%           77%            86%         65%           47%           21%            3%(c)

(a) Without the waiver of advisory, administration and custody fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Securities Portfolio would have been 2.15%, 2.05%, 1.22%, 1.10%. 1.22% and 1.22% for the years ended August 31,
     1997, 1996, 1995, 1994, 1993 and 1992, respectively, and 1.28% annualized for the period ended August 31, 1991.

(b)  Annualized.

(c)  Not annualized.

(d)  Sales load not reflected in total return.

(e) Financial Highlights relate solely to the RBB Class of Shares within the portfolio.



INVESTMENT OBJECTIVES AND POLICIES


                         GOVERNMENT SECURITIES PORTFOLIO



     The objective of the Government Securities Portfolio is to provide the highest level of current income consistent with liquidity and a low risk to principal from a portfolio of U.S. Government obligations. To attain its objective, the Portfolio intends to invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government. There is no assurance that the investment objective of the Portfolio will be achieved.

     U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase U.S. Government agency and instrumentality obligations, which are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.


     During ordinary market conditions, at least 90% of the Portfolio's net assets will be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. The Portfolio will at all times invest at least 65% of its assets in such obligations, not including options and futures on such obligations. The Portfolio's investment adviser may adjust the average maturity of the Portfolio from time to time depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. Thus, at certain times the average maturity of the Portfolio may be relatively short (under one year to five years, for example) in at other times may be relatively long (more than 10 years, for example). The obligations in which the Portfolio invests may not yield as high a level of current income as lower grade obligations.

     HEDGING INVESTMENTS. At such times as the Portfolio's investment adviser deems it appropriate and consistent with the investment objective of the Portfolio, the Portfolio may write covered call options on U.S. Government obligations which are traded on a national securities exchange. The Portfolio may also purchase and sell (i) options on U.S. Government obligations, (ii) interest rate futures contracts, and (iii) options on interest rate futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Portfolio caused by fluctuating interest rates, and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. Options and futures contracts are discussed below.

     OPTIONS. The Portfolio may purchase options issued by the Options Clearing Corporation on U.S. Treasury bonds, notes and bills. Such options give the Portfolio the right for a fixed period of time to sell (in the case of the purchase of a put option) or to buy (in the case of the purchase of a call option) the number of units of the underlying obligation covered by the option at a fixed or determinable exercise price. Buying a put hedges against the risk of rising interest rates. Buying a call hedges against a market advance when the Portfolio is not fully invested. Prior to its expiration, a put or call option may be sold in a closing sale transaction. Gain or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

     The Portfolio also may write (sell) put or call options but only if such options are covered, and such options remain covered so long as the Portfolio is obligated as a writer of the option (seller). A call option is "covered" if the Portfolio owns the underlying security covered by the call. A put option is "covered" if the Portfolio maintains in a segregated account with its custodian liquid assets with a value equal to the exercise price. If a "covered" call or put option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call is exercised, the writer realizes a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. If the covered put is exercised, the writer's cost of purchasing the underlying security is reduced by the amount of the premium. Prior to its expiration, a put or call option may be purchased in a closing sale transaction and gain or loss from the sale will depend on whether the amount paid is more or less than the premium received for the option plus the related transaction costs.

     Options are subject to certain risks, including the risk of imperfect correlation between the option and the Portfolio's other investments and the risk that there might not be a liquid secondary market for the option. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.


     FUTURES CONTRACTS. As noted above, the Portfolio may invest in financial futures contracts. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Portfolio's investment adviser when hedge positions were established.


     OPTIONS ON FUTURES. The Portfolio may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Portfolio may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Portfolio is not fully invested.

     There is no assurance that the Portfolio will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the debt securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Portfolio's ability to effectively hedge its securities.

     The Portfolio will not enter into financial futures contracts or related options contracts (valued at market value) if, immediately thereafter, more than 50% of the value of the Portfolio's total assets would be so hedged. The 50% investment restriction is not a fundamental policy of the Portfolio and may be changed without a shareholder vote by the Board of Directors. Restrictions imposed by the Internal Revenue Code may also limit the Portfolio's ability to engage in hedging transactions.


     The Portfolio intends to comply with the regulations of the Commodity Futures Trading Commission exempting the Portfolio from registration as a "commodity pool operator."

     SHORT SALES. The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales as a form of hedging to offset potential declines in long positions in similar securities. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," a portfolio forgoes an opportunity for capital appreciation in the security.


     WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset when the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


     LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks.


     PORTFOLIO TURNOVER. The Portfolio will actively use trading to benefit from yield disparities among different issues of U.S. Government securities or otherwise to achieve its investment objective and policies. The Portfolio, therefore, may be subject to a greater degree of turnover and, thus, a higher incidence of short-term capital gains taxable as ordinary income than might be expected from portfolios which invest substantially all of their funds on a long-term basis, and correspondingly larger mark-up charges can be expected to be borne by the Portfolio. The Portfolio anticipates that the annual turnover in the Portfolio will not be in excess of 200%. A 200% turnover rate is greater than that of many other investment companies.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

     The Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without the affirmative vote of the holders of a majority of outstanding Shares of the Fund representing interests in the Portfolio.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     The Portfolio may not change the following investment limitations (with certain exceptions, as noted below) without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Portfolio may not:


                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such limitations.


                  2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio, or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)


                  3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Portfolio to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

                  4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

     In determining whether the Portfolio has complied with limitation 3 above, the value of options and futures will not be taken into account.



MANAGEMENT
--------------------------------------------------------------------------------
BOARD OF DIRECTORS


     The business and affairs of the Fund and the Portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two separate investment portfolios. The RBB Family Class represents interests in the Government Securities Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER


     PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for the Portfolio. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly-owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

     As adviser to the Portfolio, PIMC is responsible for overall management of the Portfolio, and is responsible for all purchases and sales of portfolio securities for the Portfolio. PIMC also assists generally in supervising the operations of the Portfolio, maintains the Portfolio's financial accounts and records, and computes the Portfolio's net asset value and net income.

     Robert J. Morgan is responsible for the day-to-day portfolio management of the Portfolio. Mr. Morgan is Assistant Vice President with PIMC, where he has been employed since 1988. Previously, he was a Portfolio Manager with CoreStates Financial Corp.

     For the services provided and expenses assumed by it, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .40% of first $250 million of net assets;
 .35% of next $250 million of net assets; and .30% of net assets in excess of $500 million. PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for the Portfolio. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to the Portfolio. Any such arrangement would have no effect on the advisory fees payable by the Portfolio to PIMC.

     For the fiscal year ended August 31, 1997, PIMC waived all investment advisory fees payable to it with respect to the Portfolio.

ADMINISTRATOR

     PFPC serves as administrator to the Portfolio. PFPC is an indirect, wholly-owned subsidiary of PNC Bank Corp. PFPC generally assists the Portfolio in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. For the fiscal year ended August 31, 1997, PFPC waived all administration fees payable to it with respect to the portfolio. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


     PNC Bank also serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Portfolio. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."


DISTRIBUTOR

     Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), with a principal business address at 466 Lexington Avenue, New York, New York, acts as Distributor for the Portfolio pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreement").


EXPENSES


     The expenses of the Portfolio are deducted from its total income before dividends are paid. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. The RBB Class of the Fund pays its own distribution fees, and may pay a different share than other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the RBB Class or if it receives different services.

     The investment adviser may assume additional expenses of the Portfolio from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing the Portfolio's expense ratio and of decreasing yield to investors.

     For the Fund's fiscal year ended August 31, 1997, the Fund's total expenses were 2.15% of the average daily net assets of the RBB Class of the Portfolio (not taking into account waivers and reimbursements of 1.45%).


PORTFOLIO TRANSACTIONS


     The Portfolio's adviser may consider a number of factors in determining which brokers to use in purchasing or selling the Portfolio's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. Transactions for the Portfolio may be effected through Authorized Dealers, subject to the requirements of best execution. The Portfolio may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.

                      THE RBB CLASS NEW ACCOUNT APPLICATION
                         Mail completed application to:
                 PFPC - Attention: The RBB Class, P.O. Box 8950,
                              Wilmington, DE 19899



========================================================================================================================
1                            ---------------------------------------------------      [   ]      Individual
REGISTRATION                 PLEASE PRINT
                                                                                      [   ]      Joint Tenant
                             ---------------------------------------------------
                             Owner                                                    [   ]      Custodian

                             ---------------------------------------------------      [   ]      UGMA___(state)
                             Co-owner*, minor, trust
                                                                                      [   ]      Trust
                             ---------------------------------------------------
                             Street Address                                           [   ]      Corporation

                             ---------------------------------------------------      [   ]      Other___________
                             City              State             Zip Code


                             ---------------------------------------------------
                             *For  joint  registration,   both  must  sign.  The
                             registration  will be as  joint  tenants  with  the
                             right of survivorship and not as tenants in common,
                             unless otherwise stated.
------------------------------------------------------------------------------------------------------------------------

2                            Enclosed is my check for $_________ (minimum of $1,000 per portfolio)
INVESTMENTS                  made payable to "The RBB Class"
                             GOVERNMENT  SECURITIES  PORTFOLIO  $ .  My  account
                             being  established with this application  qualifies
                             for  a  reduced   sales  charge  with  one  of  the
                             following privileges:
                             [   ]    RIGHT OF  ACCUMULATION - I agree for Right
                                      of Accumulation reduced sales charge based
                                      on the following accounts in the RBB Class

                                      ---------------------------------    ----------------------------------
                                               Portfolio                                   Account No.

                             [   ]    LETTER OF INTENT - I agree to the Letter of Intent provisions in the prospectus.  I plan to invest during a 13-month period a dollar amount of at least $___________.  ($100,000 minimum)
------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
3                               Under  penalties  of  perjury,  I certify  with
TAXPAYER                        my signature below that the number shown in this
IDENTIFICATION                  section of the application is my correct
                                taxpayer identification number and that I am not
                                subject to backup withholdings as a result of a
                                failure to report all interest or dividends, or
                                the Internal Revenue Service has notified me
                                that I am no longer subject to backup
                                withholding.

                                If you are subject to backup withholding, check the box in front of the following statement.

                                [   ] The Internal  Revenue Service has notified
                                      me   that   I   am   subject   to   backup
                                      withholding.

                                ---------------------------  or  ----------------------  or
                                (Owner's Social Security #)      (Tax Identification #)

                                ---------------------------
                                (Minor's Social Security #)
------------------------------------------------------------------------------------------------------------------------
4                            A.  DIVIDEND ELECTION
OPTIONS                      Unless  you  elect  otherwise,  all  dividends  and
                             capital gains  distributions  will be automatically
                             reinvested in additional  shares.  If you prefer to
                             be paid in cash each  month  check the  appropriate
                             box below. Pay all:
                                [  ]  dividends and capital gains in cash.
                                [  ]  dividends in cash and reinvest capital gains.
                                [  ]  capital gains in cash and reinvest dividends.
                                [  ]  I request the above distributions be sent to the special payee whose address is specified in Section B below.
------------------------------------------------------------------------------------------------------------------------
B.  SYSTEMATIC WITHDRAWAL
Systematic withdrawal plan minimum account of $10,000 in shares at the current offering price. Minimum withdrawal $100. Each withdrawal redemption will be processed about the 25th of the month and mailed as soon as possible thereafter.
SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE FOR THE SYSTEMATIC
WITHDRAWAL PLAN BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL WITHDRAWAL
REQUESTS.

Start (month)___________________   $(amount)_______________

[  ]  Monthly     [  ]  Quarterly       [  ]   Semi-annually    [  ]  Annually
------------------------------------------------------------------------------------------------------------------------
Provide the following  information only if distribution or withdrawal checks are to be payable to a person or organization different than as registered.

         Name of Bank or Individual:____________________________________________________
         Bank Account # (if applicable)_________________________________________________
         Street________________________ City___________________ State_______ Zip________
------------------------------------------------------------------------------------------------------------------------


C.  AUTOMATIC INVESTING


This program provides for investments to be made  automatically,  by authorizing
PFPC to withdraw funds from your bank account. An initial minimum investment of $1,000, and subsequent investment of at least $100 are required. The program requires additional information so that PFPC may contact your bank to make sure the arrangement is properly established. This may not be used with a Systematic
Withdrawal Program.

[   ]    Check here and the proper form will be sent to you.


--------------------------------------------------------------------------------


5                            Citizenship: [  ] U.S. [  ] Other__________________
SIGNATURES                   Please provide Phone Number (___)__________________
                             Sign below  exactly as printed in  Registration.  I
                             (we) am (are) of legal age and have read the prospectus. I (we) hereby certify that each of the persons listed below has been duly elected, and is now legally holding the office set below his name and has the authority to make this authorization.
                             Please print titles below if signing on behalf of a business or trust.

                             NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISIONS OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.


                             ---------------------------------------------------
                                                        Signature

                             ---------------------------------------------------
                             (President, Trustee, General Partner or Agent)

                             ---------------------------------------------------
                                                        Signature

                             ---------------------------------------------------
                             (Co-owner, Secretary of Corporation, Co-trustee,
                             etc.)
--------------------------------------------------------------------------------
6                            MUST BE COMPLETED BY DEALER
INVESTMENT
DEALER                       ---------------------------------------------------
                             Firm Name

                             ---------------------------------------------------
                             Branch Street Address

                             ---------------------------------------------------
                             Representative's Signature

                             ---------------------------------------------------
                             Representative's name (print)

                             ---------------------------------------------------
                             Representative Number

                             ---------------------------------------------------
                             Date
================================================================================

DISTRIBUTION OF SHARES


     The Board of Directors of the Fund approved and adopted the Distribution Agreement and a Plan of Distribution for the Portfolio (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. The actual amount of such compensation under the Plan is agreed upon by the Fund's Board of Directors and by the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .40% of the average daily net assets of the Class on an annualized basis in any year. Such compensation may be increased, up to the amount permitted in the Plan, with the approval of the Fund's Board of Directors. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission (the "SEC"), the Distributor has agreed to waive its fee with respect to the Class on any day to the extent necessary to ensure that the fee required to be accrued by the Class does not exceed the income of the Class on such day. In addition, the Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

     Under the dealer agreements in effect with respect to the Class, the Distributor may reallocate up to all of the compensation it receives for its services under the Distribution Agreement and the Plan to Authorized Dealers, based upon the aggregate investment amounts maintained by customers of such Authorized Dealers in the Portfolio. The Distributor may also reimburse Authorized Dealers for other expenses incurred in the promotion of the sale of Fund Shares. The Distributor and/or Authorized Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Portfolio as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.



HOW TO PURCHASE SHARES

GENERAL


     Shares representing interests in the Portfolio are offered continuously for sale by the Distributor and may be purchased through Authorized Dealers. Shares representing interests in the Portfolio may be purchased initially by completing the application included in this Prospectus and forwarding the application, through the designated Authorized Dealer, to the Fund's transfer agent, PFPC. Subsequent purchases of Shares may be effected through an Authorized Dealer or by mailing a check or Federal Reserve Draft, payable to the order of "The RBB Class" to The RBB Class, c/o PFPC, P.O. Box 8916, Wilmington, Delaware 19899. The name of the Portfolio for which Shares are being purchased must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Portfolio must be at least $1,000 and subsequent investments must be at least $100. The Fund reserves the right to reject any purchase order.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on Saturday or Sunday. Shares are offered at the next determined net asset value per share, plus a sales load as described below.

     The price paid for Shares purchased is based on the net asset value next computed (plus a sales charge, if no sales charge has been previously imposed with respect to such Shares) after a purchase order is received in good order by the Fund's transfer agent. Such price will be the net asset value next computed (plus any applicable sales charge) after an order is received by an Authorized Dealer provided such order is transmitted to and received by the Fund's transfer agent prior to its close of business on such day. It is the responsibility of Authorized Dealers to transmit orders received by them to the Fund's transfer agent so they will be received prior to such time. On any Business Day, orders received by the Fund's transfer agent from an Authorized Dealer after its close of business are priced at the net asset value next determined (plus any applicable sales charge) on the following Business Day. Orders of less than $500 are mailed by an Authorized Dealer. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value (plus any applicable sales charge) next determined after the Fund's transfer agent receives the order and Federal Funds are available to the Fund, which is generally two Business Days after a purchase order is received.


     Shareholders whose shares are held in the street name account of an Authorized Dealer and who desire to transfer such shares to the street name account of another Authorized Dealer should contact their current Authorized Dealer.


     SALES CHARGES -- GENERAL. The following table shows sales charges generally applicable to Shares at various investment levels. Sales charges are reduced on a graduated scale on single purchases of Shares of $100,000 or more. Sales charges are imposed regardless of whether Shares are purchased through Authorized Dealers or by direct investment. During special promotions, as much as the entire sales load may be reallowed to Authorized Dealers, and at such times such Authorized Dealers may, by virtue of such reallowance, be deemed to be "underwriters" under the 1933 Act.



                                                        SALES               SALES            REALLOWANCE
                                                      CHARGE AS           CHARGE AS         TO AUTHORIZED
                                                     PERCENTAGE          PERCENTAGE          DEALERS (AS
                                                       OF NET            OF OFFERING        % OF OFFERING
AMOUNT OF TRANSACTION AT OFFERING PRICE              ASSET VALUE            PRICE               PRICE)
---------------------------------------              -----------         -----------        -------------
Less than $100,000..................................     4.99%               4.75%               4.25%
$  100,000 but less than $250,000...................     4.17                4.00                3.50
$  250,000 but less than $500,000...................     3.09                3.00                2.50
$  500,000 but less than $1,000,000.................     2.04                2.00                1.60
$1,000,000 but less than $2,000,000.................     1.01                1.00                 .80
$2,000,000 but less than $4,000,000.................      .50                 .50                 .40
$4,000,000 and above................................      -0-                 -0-                 -0-


     The foregoing schedule of sales charges applies to purchases of Shares made at any one time by the following: (a) any individual; (b) any individual, his or her spouse, and their children under the age of 21; (c) a trustee or fiduciary of a single trust estate or single fiduciary account; or (d) any organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company, and provided that the purchase is made through a central administration, or through a single dealer, or by other means which result in economy of sales effort or expense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. Purchases made by an organized group may include, for example, a trustee or other fiduciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

     The foregoing schedule applies to single purchases and to purchases made under a Letter of Intent or pursuant to the Right of Accumulation, both of which are described below.

     RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Shares may be combined with the amount of the investor's current purchase of Shares in determining the sales charge. IN ORDER TO RECEIVE THE CUMULATIVE QUANTITY REDUCTION, PREVIOUS PURCHASES OF SHARES MUST BE CALLED TO THE ATTENTION OF THE FUND'S TRANSFER AGENT AT THE TIME OF THE CURRENT PURCHASE.

     LETTER OF INTENT. An investor may qualify for a reduced sales charge on a purchase of Shares immediately by signing a nonbinding Letter of Intent stating the investor's intention to invest in Shares during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of a Letter of Intent, the Fund's transfer agent will hold Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time.

     The following persons associated with the Fund, the Distributor, Warburg, or PIMC, PNC Bank or PFPC may buy Shares without paying a sales charge: (a) officers, directors and partners; (b) employees and retirees; (c) registered representatives of Authorized Dealers and of the Distributor; (d) spouses or children of any such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d) above. The following persons may also buy Shares without paying a sales charge, provided any such person informs the Portfolio's transfer agent at the time of purchase that it believes it qualifies for a sales charge waiver: (a) a trust department of a bank or law firm; (b) a 501(c)(3) organization and a charitable remainder trust or a life income pool established for the benefit of a charitable organization; (c) a registered investment adviser for its own account or on behalf of its clients; (d) an employee benefit or retirement plan (including 401(k) plans, 403(b) plans, 457 plans, profit-sharing plans, SEP-IRAs and qualified plans for self-employed individuals, but excluding regular IRAs, IRA transfers, IRA rollovers and non-working spousal IRAs): and (e) a financial planner that charges a fee and makes the qualifying purchases through a financial institution's net asset value purchase program (provided the purchase program is recognized by the Fund, and the Portfolio whose shares are being purchased is listed as part of the purchase program). In addition, Warburg may purchase Shares on behalf of the investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals for which it provides investment services without paying a sales charge.


AUTOMATIC INVESTING


     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (800) 430-9618 to obtain the appropriate forms.

RETIREMENT PLANS


     Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or an Authorized Dealer. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
NORMAL REDEMPTION


     Shareholders may redeem for cash some or all of their Shares of the Portfolio at any time. To do so, a written request in proper form must be sent directly to The RBB Class, c/o PFPC, P.O. Box 8916, Wilmington, Delaware 19899. There is no charge for a redemption. Shareholders may also place redemption requests through an Authorized Dealer, but such Authorized Dealer might charge a fee for this service.

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, the Fund will issue share certificates for Shares if a written request has been made to the Fund's transfer agent. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.


SYSTEMATIC WITHDRAWAL PLAN


     If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan for the Portfolio and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Fund's transfer agent, PFPC, P.O. Box 8916, Wilmington, Delaware 19899. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE TO ESTABLISH A SYSTEMATIC WITHDRAWAL PLAN BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL WITHDRAWAL REQUESTS. Each withdrawal redemption will be processed about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, shares of the Portfolio will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     The maintenance of a Systematic Withdrawal Plan for a Class concurrently with purchases of additional Shares would be disadvantageous because of the sales commission involved in the additional purchases. You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under Automatic Investing. You will receive a confirmation of each transaction showing the sources of the payment and the share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund with respect to the Portfolio and it will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.


INVOLUNTARY REDEMPTION


     The Fund reserves the right to redeem a shareholder's account in the Portfolio at any time the net asset value of the account in such Portfolio falls below $500 as the result of a redemption request. Shareholders will be notified in writing that the value of their account in a Portfolio is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.


PAYMENT OF REDEMPTION PROCEEDS

     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund's transfer agent. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund's transfer agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared.


NET ASSET VALUE


     The net asset value of each class of the Portfolio is calculated as of the close of regular trading on the NYSE on each Business Day. The net asset value for each class of a portfolio is calculated by adding the value of the proportionate interest of the class in the portfolio's securities, cash and other assets, deducting the actual and accrued liabilities of the class and dividing the result by the total number of outstanding shares of the class. The net asset value of each class is calculated separately from each other class.


     Valuation of securities held by the Portfolio is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.


     With the approval of the Board of Directors, the Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.



DIVIDENDS AND DISTRIBUTIONS


     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Portfolio unless a shareholder elects otherwise.

     The Portfolio will declare and pay dividends from net investment income monthly, generally near the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.



TAXES


     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

     The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39% while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.

     Shareholders who exchange shares representing interests in one portfolio for shares representing interests in another portfolio will generally recognize capital gain or loss for federal income tax purposes. Under certain provisions of the Code, some shareholders may be subject to a 31% "backup" withholding tax on reportable dividends, capital gains distributions and redemption payments.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.



DESCRIPTION OF SHARES


         The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

     Shares of a class of Common Stock in the Cash Preservation Family may be exchanged for another class of Common Stock in such Family as well as for shares of the RBB Class. Otherwise, no exchanges between Families or classes are permitted.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE GOVERNMENT SECURITIES PORTFOLIO OF THE RBB CLASS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THIS PORTFOLIO.

     Each share that represents an interest in the Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of the Fund will be fully paid and non-assessable.


     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


     Holders of shares of the Portfolio will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.

OTHER INFORMATION

REPORTS AND INQUIRIES

     Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 430-9618.


PERFORMANCE INFORMATION

     From time to time, the Portfolio may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return, net of a the Portfolio's maximum sales charge, over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Portfolio. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment, of $1,000 to the ending redeemable value, net of the maximum sales charge and other fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Portfolio may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Portfolio's performance with other measures of investment return. For example, the Portfolio's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average. For these purposes, the performance of a portfolio, as well as the performance published by such services or experienced by such indices, will usually not reflect sales charges, the inclusion of which would reduce performance results. All advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost. If the Portfolio advertises non-standard computations, however, the Portfolio will disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted.

     From time to time, the Portfolio may also advertise its "30- day yield." The yield of the Portfolio refers to the income generated by an investment in the Portfolio over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Portfolio during the period by the maximum public offering price per share of the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

     The yield on Shares of the Portfolio will fluctuate and is not necessarily representative of future results. Shareholders should remember that yield is generally a function of portfolio quality and maturity, type of instrument, operating expenses and market conditions. Any fees charged by broker/dealers directly to their customers in connection with investments in the Portfolio are not reflected in the yields on the Portfolio's Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the RBB Class may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."

                                 THE RBB FAMILY


                        GOVERNMENT SECURITIES PORTFOLIO,
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information provides supplementary information pertaining to shares of a class (the "RBB Shares" or the "Shares") representing interests in one investment portfolio (the "Portfolio") of The RBB Fund, Inc. (the "Fund"): the Government Securities Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the RBB Prospectus of the Fund, dated December 1, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained from the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.



                                    CONTENTS


                                                                      Prospectus
                                                          Page           Page
                                                          ----        ----------
General.............................................        2               2
Investment Objectives and Policies..................        2               7
Directors and Officers..............................       13              N/A
Investment Advisory, Distribution
  and Servicing Arrangements........................       18             13,17
Portfolio Transactions..............................       24              N/A
Purchase and Redemption Information.................       25             17,21
Valuation of Shares.................................       26              23
Performance and Yield Information...................       27              N/A
Taxes...............................................       30              24
Additional Information Concerning Fund
  Shares............................................       38              25
Miscellaneous.......................................       42              N/A
Financial Statements ...............................       53              N/A
Appendix A..........................................      A-1              34
Appendix B..........................................      B-1


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to one class of shares (the "RBB Class") representing interests in one of the investment portfolios (the "Portfolios") of the Fund: the Government Securities Portfolio. The RBB Class is offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES


                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolio. A description of ratings of certain instruments the Portfolio may purchase is set forth in Appendix A to the Prospectus.


                ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  WHEN-ISSUED SECURITIES. The Portfolio may purchase "when-issued" and delayed delivery securities which are securities purchased for delivery beyond the normal settlement date at a stated price and yield. While such commitments are outstanding, the Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, a Portfolio's custodian will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. A Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments. The Portfolio expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When a Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. With respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in a Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.

                  FUTURES CONTRACTS. The Portfolio may invest in futures contracts and options thereon. These instruments are described in Appendix "B" hereto.


                  PURCHASING PUT OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Portfolio the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security, or a futures contract.

                  A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. If the Portfolio exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require the Portfolio to make futures margin payments unless it exercises the option. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.


                  Put options may be used by a Portfolio to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Portfolio can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Portfolio's resulting losses. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Portfolio would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. At the same time, because the maximum a Portfolio has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Portfolio to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

                  PURCHASING CALL OPTIONS. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Portfolio would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Portfolio can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.


                  WRITING PUT OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

                  A Portfolio may write put options as an alternative to purchasing actual securities. If security prices rise, the Portfolio would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Portfolio will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Portfolio would expect to suffer a loss. This loss should be less than the loss the Portfolio would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, the Portfolio's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because the Portfolio's cash will be invested in shorter-term securities which usually offer lower yields.

                  WRITING CALL OPTIONS. Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Portfolio would seek to mitigate the effects of a price decline. At the same time, because a Portfolio would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Portfolio would give up some ability to participate in security price increases when writing call options.

                  COMBINED OPTION POSITIONS. A Portfolio may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


                  RISKS OF OPTIONS TRANSACTIONS. Options are subject to certain risks, including the risk of imperfect correlation between the option and a Portfolio's other investments and the risk that there might not be a liquid secondary market for the option. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Portfolio cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile. See Appendix "B" for a discussion of the risks of options on futures contracts.

                  ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. A Portfolio will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. A Portfolio will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Portfolio will not enter into an option or futures position that exposes the Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and liquid securities with a value sufficient to cover its potential obligations. A Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and liquid securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                  LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Fund on behalf of the Portfolio has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility includes the following representations:

                  (a) The Portfolio will use commodity futures contracts and related commodity options solely for bona fide hedging purposes within the meaning of CFTC regulations; provided that the Portfolio may hold long positions in commodity futures contracts and related commodity options that do not fall within the definition of bona fide hedging transactions if the positions are used as part of a portfolio management strategy and are incidental to the Portfolio's activities in the underlying cash market, and the underlying commodity value of the positions at all times will not exceed the sum of (i) cash or United States dollar-denominated high quality short-term money market instruments set aside in an identifiable manner, plus margin deposits, (ii) cash proceeds from existing investments due in 30 days, and (iii) accrued profits on the positions held by a futures commission merchant; and


                  (b) The Portfolio will not enter into any commodity futures contract or option on a commodity futures contract if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Portfolio has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of the Portfolio's total assets.

                  In addition, the Portfolio will not enter into any futures contract and any option if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and
(ii) the current value of securities or other instruments underlying the Portfolio's other futures or options positions, would exceed 50% of the Portfolio's net assets.

                  The Portfolio's limitations on investments in futures contracts and its policies regarding futures contracts and the limitations on investments in options and its policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. A Portfolio will not modify the above limitations to increase its permissible futures and options activities without supplying additional information in a current Prospectus or Statement of Additional Information that has been distributed or made available to the Portfolio's shareholders.

                  SHORT SALES "AGAINST THE BOX." In a short sale, a Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for speculative purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement. The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio involved under the 1940 Act.

                  LOANS OF PORTFOLIO SECURITIES. With respect to loans by the Portfolio of its portfolio securities as described in the Prospectus, the Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations.

                  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  The Portfolio may purchase securities which are not registered under the Securities Act but which may be sold to

"qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio pursuant to guidelines established by and under the supervision of the Board of Directors. Where there are no readily available market quotations, the security shall be valued at fair value as determined in good faith by the Board of Directors of the Fund. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


INVESTMENT LIMITATIONS.



                  The GOVERNMENT SECURITIES PORTFOLIO may not:

                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such limitations;


                  2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);


                  3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Portfolio to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations;


                  4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies;


                  5. Purchase securities on margin (but may make margin payments in connection with transactions in financial futures contracts and related options) or purchase real estate or interests therein, commodities or commodity contracts except financial futures contracts and related options;


                  6. Engage in the underwriting of securities by other issuers, except to the extent that the Portfolio may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act, securities which it has acquired, or participate on a joint or joint- and-several basis in any securities trading account. The "bunching" of orders with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account;


                  7. Effect a short sale of any security except in hedging strategies, and then only to the extent such investments do not exceed 25% of the Portfolio's net asset value or issue senior securities except as permitted by limitation 2 above. For purposes of this restriction, the purchase and sale of financial futures and related options does not constitute the issuance of a senior security;

                  8. Purchase securities of any company with a record of less than three years' continuous operation if such purchase would cause the Portfolio's investments in all such companies taken at cost to exceed 5% of the Portfolio's total assets taken at market value;

                  9. Invest for the purpose of exercising control over or management of any company;

                  10. Invest more than 10% of its total assets in the securities of other investment companies; or

                  11. Purchase interest in oil, gas or other mineral exploration programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas or other minerals.

                  In determining whether the Portfolio has complied with limitation 3 above, the Portfolio will not take into account the value of options and futures.


                  The foregoing investment limitations cannot be changed without shareholder approval.

                             DIRECTORS AND OFFICERS


                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:


                                                             PRINCIPAL
                                                             OCCUPATION
                                                            DURING PAST
NAME, ADDRESS AND AGE       POSITION WITH FUND               FIVE YEARS
---------------------       ------------------               ----------
Arnold M. Reichman, 49*     Director                      Senior Managing
466 Lexington Avenue                                      Director, Chief
New York, NY  10017                                       Operating Officer
                                                          and Assistant
                                                          Secretary, Warburg
                                                          Pincus Asset
                                                          Management, Inc.;
                                                          Director and Executive
                                                          Officer, Counsellors
                                                          Securities, Inc.;
                                                          Director/Trustee of
                                                          various investment
                                                          companies advised by
                                                          Warburg Pincus Asset
                                                          Management, Inc.

Robert Sablowsky, 58**      Director                      Senior Vice
110 Wall Street                                           President,
New York, NY  10005                                       Fahnestock & Co.,
                                                          Inc. (a registered
                                                          broker-dealer);
                                                          1985 to 1996,
                                                          Director and
                                                          Executive Vice
                                                          President of
                                                          Gruntal & Co.,
                                                          Inc. (a registered
                                                          broker-dealer)

Francis J. McKay, 60        Director                      Since 1963,
7701 Burholme Avenue                                      Executive Vice
Philadelphia, PA  19111                                   President, Fox
                                                          Chase Cancer Center
                                                          (biomedical research
                                                          and medical care.)

                                                             PRINCIPAL
                                                             OCCUPATION
                                                            DURING PAST
NAME, ADDRESS AND AGE       POSITION WITH FUND               FIVE YEARS
---------------------       ------------------               ----------

Marvin E. Sternberg, 62     Director                      Since 1974,
937 Mt. Pleasant Road                                     Chairman, Director
Bryn Mawr, PA  19010                                      and President,
                                                          Moyco Industries,
                                                          Inc. (manufacturer
                                                          of dental supplies
                                                          and precision
                                                          coated abrasives);
                                                          since 1968,
                                                          Director and
                                                          President, Mart
                                                          MMM, Inc.
                                                          (formerly
                                                          Montgomeryville
                                                          Merchandise Mart,
                                                          Inc.) and Mart
                                                          PMM, Inc.
                                                          (formerly
                                                          Pennsauken
                                                          Merchandise Mart,
                                                          Inc. (shopping
                                                          centers); and
                                                          since 1975,
                                                          Director and
                                                          Executive Vice
                                                          President,
                                                          Cellucap Mfg. Co.,
                                                          Inc. (manufacturer
                                                          of disposable
                                                          headwear).

Julian A. Brodsky, 63       Director                      Director and Vice-
1234 Market Street                                        Chairman since
16th Floor                                                1969, Comcast
Philadelphia, PA  19107-                                  Corporation (cable
3723                                                      television and
                                                          communications);
                                                          Director, Comcast
                                                          Cablevision of
                                                          Philadelphia (cable
                                                          television and
                                                          communications) and
                                                          Nextel (wireless
                                                          communications).

                                                             PRINCIPAL
                                                             OCCUPATION
                                                            DURING PAST
NAME, ADDRESS AND AGE       POSITION WITH FUND               FIVE YEARS
---------------------       ------------------               ----------

Donald van Roden, 72        Director and                  Self-employed
1200 Old Mill Lane          Chairman of the               businessman.  From
Wyomissing, PA  19610       Board                         February 1980 to
                                                          March 1987, Vice
                                                          Chairman, SmithKline
                                                          Beecham Corporation
                                                          (pharmaceuticals);
                                                          Director, AAA Mid-
                                                          Atlantic (auto
                                                          service); Director,
                                                          Keystone Insurance Co.

Edward J. Roach, 73         President and                 Certified Public
Suite 100                   Treasurer                     Accountant; Vice
Bellevue Park                                             Chairman of the
Corporate Center                                          Board of Fox Chase
400 Bellevue Parkway                                      Cancer Center;
Wilmington, DE  19808                                     Trustee Emeritus,
                                                          Pennsylvania School
                                                          for the Deaf; Trustee
                                                          Emeritus, Immaculata
                                                          College; President or
                                                          Vice President and
                                                          Treasurer of various
                                                          investment companies
                                                          advised by PNC
                                                          Institutional
                                                          Management
                                                          Corporation; Director,
                                                          The Bradford Funds,
                                                          Inc.

Morgan R. Jones, 58         Secretary                     Chairman, the law
Drinker Biddle &                                          firm of Drinker
Reath LLP                                                 Biddle and Reath
1345 Chestnut Street                                      LLP; Director,
Philadelphia, PA  19107-                                  Rocking Horse
3496                                                      Child Care Centers
                                                          of America, Inc.

* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.


                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund and Mr. Sablowsky who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional $5,000 per year for his services in this capacity. Directors who are not affiliated persons and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:


                             DIRECTORS' COMPENSATION

                                          PENSION OR                        TOTAL
                                          RETIREMENT                        COMPENSATION
                                          BENEFITS                          FROM REGISTRANT
                         AGGREGATE        ACCRUED AS     ESTIMATED ANNUAL   AND FUND
NAME OF PERSON/          COMPENSATION     PART OF FUND   BENEFITS UPON      COMPLEX1 PAID
POSITION                 FROM REGISTRANT  EXPENSES       RETIREMENT         TO DIRECTORS
--------                 ---------------  --------       ----------         ------------

Julian A. Brodsky,          $16,000          N/A            N/A                $16,000
Director
Francis J. McKay,           $19,000          N/A            N/A                $19,000
Director
Arnold M. Reichman,         $  0             N/A            N/A                $   0
Director
Robert Sablowsky,           $ 8,000          N/A            N/A                $ 8,000
Director
Marvin E. Sternberg,        $19,000          N/A            N/A                $19,000
Director
Donald van Roden,           $24,000          N/A            N/A                $24,000
Director and Chairman


----------------------

1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.




                  On October 24, 1990, the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee) pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolio's adviser, PNC Bank, National Association ("PNC Bank"), the Fund's custodian, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank or the Distributor currently receives any compensation from the Fund.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AGREEMENT. The advisory services provided by PIMC and the fees received by it for such services are described in the Prospectus. PIMC renders advisory services to the Portfolio pursuant to an Investment Advisory and Administration Agreement. The Advisory Agreement relating to the Portfolio is dated June 25, 1990. Such advisory and administration agreement is hereinafter referred to as the "Advisory Agreement."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

================================================================================
                                      FEES PAID
                                       (AFTER
                                     WAIVERS AND
PORTFOLIO                          REIMBURSEMENTS)  WAIVERS   REIMBURSEMENTS

--------------------------------------------------------------------------------
Government                              $ 0         $30,188      $71,645
Securities Portfolio
================================================================================

                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

================================================================================
                                      FEES PAID
                                       (AFTER
                                     WAIVERS AND
PORTFOLIO                          REIMBURSEMENTS)  WAIVERS   REIMBURSEMENTS

--------------------------------------------------------------------------------
Government                               $ 0        $39,247       $82,957
Securities Portfolio
================================================================================

                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

================================================================================
                                       FEES PAID
                                        (AFTER
                                      WAIVERS AND
PORTFOLIO                          REIMBURSEMENTS)  WAIVERS  REIMBURSEMENTS
--------------------------------------------------------------------------------
Government                                $ 0      $178,872      $13,188
Securities Portfolio
================================================================================


                  The Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the

Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (1) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. The RBB Class of the Fund pays its own distribution fees and may pay a different share than the other classes of the Portfolio of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the RBB Class or if it receives different services.

                  Under the Advisory Agreement, PIMC will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Advisory Agreement was most recently approved for continuation with respect to the Portfolio on July 9, 1997 by vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement was approved with respect to the Portfolio by shareholders of the Portfolio at a special meeting held July 26, 1991, as adjourned. The Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PIMC. The Advisory Agreement may also be terminated by PIMC on 60 days' written notice to the Fund. The Advisory Agreement terminates automatically in the event of assignment thereof.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolio, (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Shares pursuant to a Transfer Agency Agreement dated June 29, 1990 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems Shares of the Portfolio, (b) addresses and mails all communications by the Portfolio to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp.


                  For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $11.00 per account for orders which are placed via third parties and electronically relayed to PFPC, and at an annual rate of $13.00 per account for all other orders, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

                  PFPC has entered into, and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  ADMINISTRATION AGREEMENTS. PFPC serves as administrator to the Portfolio pursuant to an Administration Agreement effective April 10, 1991 (the "Administration Agreement"). PFPC has agreed to furnish to the Fund on behalf of the Portfolio statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Portfolio.

                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:


================================================================================
                                          FEES PAID
                                           (AFTER
PORTFOLIO                                  WAIVERS)    WAIVERS    REIMBURSEMENTS

--------------------------------------------------------------------------------
Government Securities Portfolio              $0        $7,547           $0
================================================================================


                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

================================================================================
                                         FEES PAID
                                          (AFTER
PORTFOLIO                                 WAIVERS)    WAIVERS     REIMBURSEMENTS

--------------------------------------------------------------------------------
Government Securities Portfolio             $0        $9,813            $0
================================================================================


                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

================================================================================
                                        FEES PAID
                                         (AFTER
PORTFOLIO                                WAIVERS)     WAIVERS     REIMBURSEMENTS

--------------------------------------------------------------------------------
Government Securities Portfolio          $28,132      $16,586           $0
================================================================================


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements (collectively, the "Distribution Agreements") entered into by the Distributor and the Fund on behalf of the RBB Class, and a Plan of Distribution for the RBB Class (as amended, the "Plan") was adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of the RBB Class. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to Authorized

Dealers for selling shares of the Portfolio based on a percentage of the amounts invested by their customers.

                  The Plan was approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors").

                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the RBB Class shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of such directors who are not "interested persons" of the Fund. The Fund believes that the Plan may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plan by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, has an indirect interest in the operation of the Plans by virtue of his position with a broker-dealer which sells the Fund's shares.

                  During the year ended August 31, 1997, the Fund paid distribution fees to the Distributor under the Plan for the RBB Class in the aggregate amount of $30,125. Of this amount, $18,773 was paid to dealers with whom the Fund's Distributor had entered into dealer agreements and $11,352 was retained by the Distributor and used to pay certain legal fees, printing, postage, travel and entertainment, administrative and sales and marketing expenses. During the same year, the Distributor waived no distribution fees for the RBB Class of the Portfolio.

                  The Distribution Agreement also provides that the Distributor will be entitled to receive sales commissions equal to 4.99% of the net asset value of shares sold in any month, with such commissions being reduced for volume sales and sales made under certain purchase programs described in the Prospectus. Notwithstanding the foregoing, certain classes of investors described in the Prospectus who are associated with the Fund, the Distributor, PIMC, PNC Bank, PFPC or Warburg Pincus Asset Management, Inc. are not charged any sales commissions.

                             PORTFOLIO TRANSACTIONS


                  Subject to policies established by the Board of Directors, PIMC is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Portfolio. In executing portfolio transactions, PIMC seeks to obtain the best net results for the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While PIMC generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best results in particular transactions.

                  The Portfolio does not have any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. PIMC may, consistent with the interests of a Portfolio and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio and other clients of PIMC. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by PIMC under its respective contract. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that PIMC, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of PIMC to a Portfolio and its other clients and that the total commissions paid by a Portfolio will be reasonable in relation to the benefits to the Portfolio over the long-term.

                  Corporate debt and U.S. Government securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolio will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.


                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.


                  Investment decisions for the Portfolio and for other investment accounts managed by PIMC are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or Warburg Pincus Asset Management, Inc. or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.

                  During the years ended August 31, 1994 through August 31, 1997, the Portfolio did not pay any brokerage commissions.

                  The Portfolio expects that its annual portfolio turnover rate will not exceed 200%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio. For the year ended August 31, 1997, the Portfolio had a turnover rate of 23%. The Portfolio anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                  An illustration of the computation of the public offering price per RBB Class Share of the Portfolio, based on the value of the Portfolio's net assets as of August 31, 1997, is as follows:



Net Assets................................................ $ 6,737,366

Outstanding Shares........................................    $759,958

Net Asset Value
  Per Share...............................................       $8.87

Maximum Sales Charge,
4.75% of offering
price (4.96% of net asset
value per share)..........................................        $.44

Offering Price to
Public....................................................       $9.31

                  Total front-end sales charges paid by shareholders of RBB Class Shares of the Portfolio for the year ended August 31, 1997 were $199.40.

                  A front-end sales charge will be imposed (unless an exemption from the sales charge applies) when shares of other classes of the Fund are redeemed and the proceeds are used to purchase RBB Class Shares of the Portfolio.



                               VALUATION OF SHARES

                  The net asset value per share of each class of the Portfolio is calculated as of 12 noon Eastern Time and as of the close of the NYSE (generally 4:00 p.m. Eastern Time) on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity. The net asset value per share for each class of the Portfolio is calculated by adding the value of the proportionate interest of the class in the Portfolio's cash, securities and other assets, deducting the actual and accrued liabilities of the class, and dividing the result by the number of outstanding shares of the class.


                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                        PERFORMANCE AND YIELD INFORMATION


                  TOTAL RETURN. For purposes of quoting and comparing the performance of the Portfolio to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange

Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                           P(1 + T)n = ERV

         Where:            P = a hypothetical initial payment of $1,000

                           T = average annual total return

                           n = number of years (1, 5 or 10)

                           ERV = ending redeemable value at the end of the 1,
5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

                  Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Fund's registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund.


                  The Portfolio may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Portfolio's performance with other measures of investment return. For example, in comparing a Portfolio's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, the Portfolio may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Portfolio shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. The Portfolio does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Portfolio will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  Calculated according to the SEC rules, for the year ended August 31, 1997, both the average annual total return and the aggregate total return for the Government Securities Portfolio were 4.20%. Calculated according to the SEC rules, for the period beginning on the commencement of the Portfolio's operations and ending August 31, 1996, the average annual total return for the Portfolio (commencing August 1, 1991) was 5.66%. For the same period, the aggregate total return for the Portfolio (commencing August 1, 1991) was 39.86%.

                  Calculated according to the non-standardized computation, which assumes no sales charges and reinvestment of all distributions for the year ended August 31, 1997, both the average annual total return and the aggregate total return for the Portfolio were 9.39%. Calculated also according to the nonstandardized computation for the period beginning on the commencement of the Portfolio's operations and ending on August 31, 1997, the average annual total return for the Portfolio was 6.51%. The aggregate total return for the Portfolio calculated according to the non-standardized computation for the period beginning on the commencement of the Portfolio's operations and ending on August 31, 1997 was 46.86%.

                  YIELD. The Portfolio may also advertise its yield. Under the rules of the SEC, the Portfolio advertising yield must calculate yield using the following formula:


                                 YIELD = 2[(a-b +1)6 - 1]
                                            ---
                                            cd

         Where:            a =  dividends and interest earned during the
                                period.

                           b = expenses accrued for the period (net of reimbursement).

                           c =  the average daily number of shares
                                outstanding during the period that were
                                entitled to receive dividends.

                           d =  the maximum offering price per share on
                                the last day of the period.

                  Under the foregoing formula, yield is computed by compounding semi-annually, the net investment income per share earned during a 30 day period divided by the maximum offering price per share on the last day of the period. For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.


                  The yield for the 30-day period ended August 31, 1997 for the Portfolio was 5.40%.

                  From time to time, in advertisements or in reports to shareholders with respect to a Portfolio, the yields of such Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.



                                      TAXES


                  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

                  Future Treasury regulations may provide that currency gains that are not "directly related" to a Portfolio's principal business of investing in stock or securities (or in options or futures with respect to stock or securities) will not satisfy the Income Requirement. Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

                  Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

                  The Portfolio intends to distribute to shareholders its excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as mid-term or other long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by any Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year. The Fund intends to distribute any net long-term capital gains that may be realized by the Portfolio (such as gains from the sale of debt securities and realized market discount on tax-exempt municipal obligations).


                  In the case of corporate shareholders, distributions (other than capital gain dividends) of a Portfolio for any taxable year generally qualify for the 70% dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. However, a dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less (excluding any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend), or (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. The Fund will designate the portion, if any, of the distribution made by a Portfolio that qualifies for the dividends received deduction in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's taxable year.



                  Distributions of net investment income received by the Portfolios from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction.

                  The Portfolio may acquire stand-by commitments with respect to municipal obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82- 144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of stand-by commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including persons subject to alternative minimum tax (see Prospectus and discussion below), financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

                  Corporate taxpayers may be liable for federal alternative minimum tax, which is imposed at the rate of 20% of "alternative minimum taxable income" (less, in the case of corporate shareholders with "alternative minimum taxable income" of less than $310,000, the applicable "exemption amount"), in lieu of the regular corporate income tax. "Alternative minimum taxable income" is equal to "taxable income" (as determined for corporate income regular tax purposes) with certain adjustments. Although corporate taxpayers in determining "alternative minimum taxable income, are allowed to exclude exempt interest dividends (other than exempt interest dividends derived from certain private activity bonds ("AMT Preference Dividends"), as explained in the Prospectus) and to utilize the 70% dividends received deduction at the first level of computation, the Code requires (as a second computational step) that "alternative minimum taxable income," be increased by 75% of the excess of "adjusted current earnings" over other "alternative minimum taxable income."


                  Corporate shareholders will have to take into account (1) all exempt interest dividends and (2) the full amount of all dividends from a Portfolio that are treated as "qualifying dividends" for purposes of the dividends received deduction in determining their "adjusted current earnings." As much as 75% of any exempt interest dividend and 82.5% of any "qualifying dividend" received by a corporate shareholder could, as a consequence, be subject to alternative minimum tax. Exempt interest dividends received by such a corporate shareholder may accordingly be subject to alternative minimum tax at an effective rate of 15%.

                  Corporate investors should also note that the Superfund Amendments and Reauthorization Act of 1986 imposes an environmental tax on corporate taxpayers of 0.12% of the excess of "alternative minimum taxable income" (with certain modifications) over $2,000,000 for taxable years beginning after 1986 and before 1996, regardless of whether such taxpayers are liable for alternative minimum tax.


                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of a Portfolio will be disallowed to the extent an investor repurchases shares of the same Portfolio within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by a Portfolio in the form of shares within the 61-day period would be treated as a purchase for this purpose.

                  A shareholder will recognize gain or loss upon an exchange of shares of the Portfolio for shares of another Portfolio upon exercise of an exchange privilege. Shareholders may not include the initial sales charge in the tax basis of Shares exchanged for shares of another Portfolio for the purpose of determining gain or loss on the exchange, where the Shares exchanged have been held 90 days or less. The sales charge will increase the basis of the shares acquired through exercise of the exchange privilege (unless the shares acquired are also exchanged for shares of another Portfolio within 90 days after the first exchange).

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolio intends to distribute all of its taxable income currently, it does not anticipate incurring any liability for this excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

                  SPECIAL FEDERAL TAX CONSIDERATIONS. The following discussion relates to the particular federal income tax consequences of the investment policies of the Portfolio. The ability of the Portfolio to engage in options, short sale and futures activities will be somewhat limited by the requirements for its continued qualification as a regulated investment company under the Code, in particular the Distribution Requirement and the Asset Diversification Requirement.

                  The options transactions that the Portfolio enters into may result in "straddles" for federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Portfolio for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Portfolio must make in order to avoid federal excise tax. Furthermore, in determining investment company taxable income and ordinary income, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Portfolio of holding straddle positions may be further affected by various annual and transactional elections provided under the Code and Treasury regulations that the Portfolio may make.

                  Because only a few regulations implementing the straddle rules have been promulgated by the U.S. Treasury, the tax consequences to the Portfolio of engaging in options transactions are not entirely clear. Nevertheless, it is evident that application of the straddle rules may substantially increase or decrease the amount which must be distributed to shareholders in satisfaction of the Distribution Requirement (or to avoid federal excise tax liability) for any taxable year in comparison to a fund that did not engage in options transactions.

                  The writer of a covered call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale. However, options transactions that the Portfolio enters into, as well as futures transactions entered into by the Portfolio, will be subject to special tax treatment as "Section 1256 contracts."
Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of Section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Such short-term capital gain will be included in determining the investment company taxable income of the relevant Portfolio for purposes of the Distribution Requirement, even if it is wholly attributable to the year-end marking-to-market of Section 1256 contracts that the relevant Portfolio continues to hold. Investors should also note that Section 1256 contracts will be treated as having been sold on October 31 in calculating the "required distribution" that a Portfolio must make to avoid federal excise tax liability.

                  The Portfolio may elect not to have the year-end marking-to-market rule apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of such Portfolio that are not Section 1256 contracts (the "Mixed Straddle Election").

                  For purposes of the Asset Diversification Requirement, the issuer of a call option on a security (including an option written on an exchange) will be deemed to be the issuer of the underlying security. The Internal Revenue Service has informally ruled, however, that a call option that is written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying security. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, the Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail their writing of covered call options in order to stay within the limits of the Diversification Requirement.


                  For purposes of the Asset Diversification Requirement, the issuer of put or call options on a U.S. Government securities (including options written on an exchange) will be deemed to be the issuer of the underlying security, i.e., the U.S. Government. Accordingly, the value of a put or call option held by the Government Securities Portfolio will be aggregated with the value of U.S. Government securities held by the Portfolio in determining whether the Asset Diversification Requirement is satisfied.


                  The application of this rule in valuing options that are written by the Portfolio on U.S. Government Securities, which could be considered in the nature of liabilities rather than of assets, is less certain. The Internal Revenue Service has informally ruled that call options on a U.S. Government security that are written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying U.S. Government security. However, the Internal Revenue Service has informally ruled that a put option written by a fund must be treated as a separate asset and its value measured by "the value of the underlying security" for purposes of the Asset Diversification Requirement, regardless (apparently) of whether it is "covered" under the rules of the exchange.


                  The Internal Revenue Service has not explained whether in valuing a written put option in this manner a fund should use the current value of the underlying security (its prospective future investment); the cash consideration that must be paid by the fund if the put option is exercised (its liability); or some other measure that would take into account the fund's unrealized profit or loss in writing the option. Because the policy of the Portfolio is to invest at all times at least 65% of its assets in U.S. Government Securities (without regard to options), however, these uncertainties in the application of the Asset Diversification Test are unlikely to affect the Portfolio's investment decisions.


                  The Internal Revenue Service has informally ruled that interest rate futures on certificates of deposit and commercial paper will be treated as "self-issued" for purposes of the Asset Diversification Requirement, and that the value of these interest rate futures is not the margin required to be placed but the value of the contract. The Internal Revenue Service has also ruled informally that interest rate futures on securities issued or guaranteed by the U.S. Government and purchased or written put or call options on such futures contracts constitute U.S. Government securities for purposes of the Diversification Requirement. For this purpose, the Internal Revenue Service has also issued an informal ruling that, generally: (1) an interest rate futures contract on a U.S. Government security and a purchased put or call option on such a futures contract will be assigned its value on the exchange; (2) a written put or call option on an interest rate futures contract on a U.S. Government security will be assigned the value of the futures contact to which it relates. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, the Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its investments in interest rate futures in order to stay within the limits of the Diversification Requirement.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro
Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Montgomery Scott Money Market Common Stock (Money), 200 million shares are classified as Class Janney Montgomery Scott Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Montgomery Scott Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney Montgomery Scott Now York Municipal Money Market Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified an Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class E Common Stock, Class F Common Stock and Class P Common Stock constitute the RBB Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, n/i Numeric Investors Family, the Boston Partners Family, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interest in four non-money market portfolios, the Boston Partners Family represents interest in three non-money market portfolio, the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, (for example by Rule 18f-2 discussed above) or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding voting securities of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

================================================================================
PORTFOLIO                  NAME AND ADDRESS                        PERCENT OWNED
--------------------------------------------------------------------------------
Cash Preservation          Jewish Family and Children's                 44.2%
Money Market Portfolio     Agency of Philadelphia
(Class G)                  Capital Campaign
                           Attn:  S. Ramm
                           1610 Spruce Street
                           Philadelphia, PA  19103

=============================================================================
PORTFOLIO                  NAME AND ADDRESS                   PERCENT OWNED
-----------------------------------------------------------------------------
                           Dominic and Barbara Pisciotta           15.9%
                           and Successors in Trust under
                           the Dominic and Barbara
                           Pisciotta Caring Trust
                           207 Woodmere Way
                           St. Charles, MO  63303
-----------------------------------------------------------------------------
Cash Preservation          Kenneth Farwell and Valerie             11.3%
Municipal Money Market     Farwell JTTEN
Portfolio                  3854 Sullivan
(Class H)                  St. Louis, MO  63107
-----------------------------------------------------------------------------
                           Gary L. Lange and                       32.6%
                           Susan D. Lange JTTEN
                           1354 Shady Knoll Ct.
                           Longwood, FL  32750
-----------------------------------------------------------------------------
                           Andrew Diederich and                     6.2%
                           Doris Diederich JTTEN
                           1003 Lindeman
                           Des Peres, MO  63131
-----------------------------------------------------------------------------
                           Gwendolyn Haynes                         5.2%
                           2757 Geyer
                           St. Louis, MO  63104
-----------------------------------------------------------------------------
                           Savannah Thomas Trust                    6.3%
                           200 Madison Ave.
                           Rock Hill, MD  63119
-----------------------------------------------------------------------------
Sansom Street Money        Wasner & Co.                            32.6%
Market Portfolio           FAO Paine Webber and Managed
(Class I)                  Assets Sundry Holdings
                           Attn:  Joe Domizio
                           200 Stevens Drive
                           Lester, PA  19113
-----------------------------------------------------------------------------
                           Saxon and Co.                           65.5%
                           FBO Paine Webber
                           P.O. Box 7780 1888
                           Philadelphia, PA  19182
-----------------------------------------------------------------------------
BEA International          Blue Cross & Blue Shield of              6.10%
Equity - Institutional     Massachusetts Inc.
Class                      Retirement Income Trust
(Class T)                  100 Summer Street
                           Boston, MA  02110-2106

=============================================================================
PORTFOLIO                  NAME AND ADDRESS                   PERCENT OWNED
-----------------------------------------------------------------------------
                           Credit Suisse Private Banking            6.89%
                           Dividend Reinvest Plan
                           c/o Credit Suisse PVT PKG
                           12 E. 49th Street, 40th Fl.
                           New York, NY  10017-1028
-----------------------------------------------------------------------------
                           Indiana University Foundation            5.49%
                           Attn: Walter L. Koon, Jr.
                           P.O. Box 500
                           Bloomington, IN  47402-0500
-----------------------------------------------------------------------------
                           Employees Ret. Plan Marshfield           5.31%
                           Clinic
                           1000 N. Oak Avenue
                           Marshfield, WI  54449
-----------------------------------------------------------------------------
                           State Street Bank & Trust                5.06%
                           FBC Consumers Energy
                           DTD 3-1-1997
                           P.O. Box 1992
                           Boston, MA  02105-1992
-----------------------------------------------------------------------------
BEA International          Bob & Co.                               87.30%
Equity Portfolio -         P.O. Box 1809
Advisor Class (Class       Boston, MA  02105-1809
MM)
-----------------------------------------------------------------------------
                           TRANSCORP                               10.78%
                           FBO William E. Burns
                           P.O. Box 6535
                           Englewood, CO  80155-6535
-----------------------------------------------------------------------------
BEA High Yield             Fidelity Investments                    15.61%
Portfolio -                Institutional
Institutional Class        Operations Co. Inc. as Agent
(Class U)                  for Certain Employee Benefit
                           Plan
                           100 Magellan Way #KWIC
                           Covington, KY  41015-1987
-----------------------------------------------------------------------------
                           Guenter Full Trust Michelin             17.31%
                           North America Inc.
                           Master Trust
                           P.O. Box 19001
                           Greenville, SC  29602-9001
-----------------------------------------------------------------------------
                           C S First Boston Pension Fund            6.15%
                           Park Avenue Plaza, 34th Floor
                           Attn: Steve Medici
                           55 E. 52nd Street
                           New York, NY  10055-0002

=============================================================================
PORTFOLIO                  NAME AND ADDRESS                   PERCENT OWNED
-----------------------------------------------------------------------------
                           Southdown Inc. Pension Plan              9.65%
                           MAC & Co.
                           Mutual Fund Operations
                           P.O. Box 3198
                           Pittsburgh, PA  31980
-----------------------------------------------------------------------------
                           Edward J. Demske TTEE                    5.42%
                           Miami University Foundation
                           202 Roudebush Hall
                           Oxford, OH  45056
-----------------------------------------------------------------------------
BEA High Yield             Richard A. Wilson TTEE                  10.81%
Portfolio - Advisor        E. Francis Wilson TTEE
Class (Class OO)           The Wilson Family Trust
                           7612 March Avenue
                           West Hills, CA  91304-5232
-----------------------------------------------------------------------------
                           Charles Schwab & Co.                    88.82
                           Special Custody Account for the
                           Exclusive Benefit of Customers
                           101 Montgomery St.
                           San Francisco, CA 94104-4122
-----------------------------------------------------------------------------
BEA Emerging Markets       Wachovia Bank North Carolina            26.22%
Equity Portfolio -         Trust for Carolina Power &
Institutional Class        Light Co.
(Class V)                  Supplemental Retirement Trust
                           301 N. Main Street
                           Winston-Salem, NC  27101-3819
-----------------------------------------------------------------------------
                           Hall Family Foundation                  38.21%
                           P.O. Box 419580
                           Kansas City, MO  64141-8400
-----------------------------------------------------------------------------
                           Arkansas Public Employees               18.33%
                           Retirement System
                           124 W. Capitol Avenue
                           Little Rock, AR 72201-3704
-----------------------------------------------------------------------------
BEA Emerging Markets       Charles Schwab & Co.                    22.65%
Equity Portfolio -         Special Custody Account for the
Advisor Class              Exclusive Benefit of Customers
(Class NN)                 101 Montgomery Street
                           San Francisco, CA 94104-4175
-----------------------------------------------------------------------------
                           Donald W. Allgood                       72.66%
                           3106 Johannsen Dr.
                           Burlington, IA  52601-1541

=============================================================================
PORTFOLIO                  NAME AND ADDRESS                   PERCENT OWNED
-----------------------------------------------------------------------------
BEA US Core Equity         Patterson & Co.                         43.71%
Portfolio -                P.O. Box 7829
Institutional Class        Philadelphia, PA 19101-7829
(Class X)
-----------------------------------------------------------------------------
                           Credit Suisse Private Banking           13.51%
                           Dividend Reinvest Plan
                           c/o Credit Suisse PVT BKG
                           12 E. 49th Street, 40th Fl.
                           New York, NY 10017-1028
-----------------------------------------------------------------------------
                           Fleet National Bank Trust                5.86%
                           Hospital St. Raphael
                           Malpractice
                           Attn: 1958875020
                           P.O. Box 92800
                           Rochester, NY  14692-8900
-----------------------------------------------------------------------------
                           Werner & Pfleiderer Pension              6.98%
                           Plan Employees
                           663 E. Crescent Avenue
                           Ramsey, NJ  07446-1220
-----------------------------------------------------------------------------
                           Washington Hebrew Congregation          11.22%
                           3935 Macomb St. NW
                           Washington, DC  20016-3799
-----------------------------------------------------------------------------
BEA US Core Fixed          New England UFCW & Employers'           24.30%
Income Portfolio -         Pension Fund Board of Trustees
Institutional Class        161 Forbes Road, Suite 201
(Class Y)                  Braintree, MA  02184-2606
-----------------------------------------------------------------------------
                           Patterson & Co.                          6.50%
                           P.O. Box 7829
                           Philadelphia, PA  19101-7829
-----------------------------------------------------------------------------
                           MAC & Co                                 5.07%
                           Mutual Funds Operations
                           P.O. Box 3198
                           Pittsburgh, PA  15230-3198
-----------------------------------------------------------------------------
                           Fidelity Investments                     9.70%
                           Institutional
                           Operations Co. Inc. (FIIOC) as
                           Agent for Credit Suisse First
                           Boston Employee's Savings PSP
                           100 Magellan Way #KWIC
                           Covington, KY  41015-1987

=============================================================================
PORTFOLIO                  NAME AND ADDRESS                   PERCENT OWNED
-----------------------------------------------------------------------------
                           DCA Food Industries Inc.                 8.95%
                           100 East Grand Avenue
                           Beloit, WI  53511-6255
-----------------------------------------------------------------------------
                           State St. Bank & Trust TTE               6.57%
                           Fenway Holdings LLC Master
                           Trust
                           P.O. Box 470
                           Boston, MA  02102-0470
-----------------------------------------------------------------------------
                           The Valley Foundation                    6.47%
                           c/o Enterprise Trust
                           16450 Los Gatos Boulevard
                           Suite 210
                           Los Gatos, CA  95032-5594
-----------------------------------------------------------------------------
BEA Strategic Global       Sunkist Master Trust                    32.35%
Fixed Income Portfolio     14130 Riverside Drive
(Class Z)                  Sherman Oaks, CA  91423-2313
-----------------------------------------------------------------------------
                           Patterson & Co.                         23.13%
                           P.O. Box 7829
                           Philadelphia, PA  19101-7829
-----------------------------------------------------------------------------
                           Key Trust Co. of Ohio                   18.70%
                           FBO Eastern Enterp.
                           Collective Inv. Trust
                           P.O. Box 94870
                           Cleveland, OH 44101-4870
-----------------------------------------------------------------------------
                           Hard & Co.                              17.34%
                           Trust for Abtco Inc.
                            Retirement Plan
                           c/o Associated Bank, N.A.
                           100 W. Wisconsin Ave.
                           Neenah, WI  54956-3012
-----------------------------------------------------------------------------
BEA Municipal Bond         William A. Marquard                     39.48%
Fund Portfolio (Class      2199 Maysville Rd.
AA)                        Carlisle, KY  40311-9716
-----------------------------------------------------------------------------
                           Arnold Leon                             13.16%
                           c/o Fiduciary Trust Company
                           P.O. Box 3199
                           Church Street Station
                           New York, NY  10008-3199
-----------------------------------------------------------------------------
                           Irwin Bard                               6.51%
                           1750 North East 183rd St. North
                           Miami Beach, FL  33179-4908

=============================================================================
PORTFOLIO                  NAME AND ADDRESS                   PERCENT OWNED
-----------------------------------------------------------------------------
                           S. Finkelstein Family Fund               5.01%
                           1755 York Ave., Apt. 35 BC
                           New York, NY  10128-6827
-----------------------------------------------------------------------------
BEA Global Tele-           E. M. Warburg Pincus & Co. Inc.         17.48%
communications             466 Lexington Ave.
Portfolio - Advisor        New York, NY  10017-3140
Class (Class PP)
-----------------------------------------------------------------------------
                           Bea Associates 401K                     11.82%
                           153 East 53rd Street
                           New York, NY  10022-4611
-----------------------------------------------------------------------------
                           John B. Hurford                         47.62%
                           153 E. 53rd St., Flr. 57
                           New York, NY  10022-4611
-----------------------------------------------------------------------------
n/i Numeric Investors      Charles Schwab & Co. Inc.               15.3%
Micro Cap Fund             Special Custody Account for the
(Class FF)                 Exclusive Benefit of Customers
                           Attn: Mutual Funds
                           101 Montgomery Street
                           San Francisco, CA  94104
-----------------------------------------------------------------------------
                           Public Inst. for Social Security         6.1%
                           1001 19th Street N, 16th Floor
                           Arlington, VA  22209
-----------------------------------------------------------------------------
                           Portland General Corp.                  13.7%
                            Invest Trust
                           DTD 01/29/90
                           Attn:  William J. Valach
                           121 SW Salmon Street
                           Portland, OR  97202
-----------------------------------------------------------------------------
                           State Street Bank and                    7.0%
                            Trust Company
                           FBO Yale Univ Ret Pln for Staff
                            Emp
                           State Street Bank & Trust Co.
                            Master TR Div
                           Attn:  Kevin Sutton
                           Solomon Williard Bldg. One
                            Enterprise Dr.
                           North Quincy, MA  02171

=============================================================================
PORTFOLIO                  NAME AND ADDRESS                   PERCENT OWNED
-----------------------------------------------------------------------------
n/i Numeric Investors      Charles Schwab & Co. Inc.               18.6%
Growth Fund                Special Custody Account for the
(Class GG)                 Exclusive Benefit of Customers
                           Attn:  Mutual Funds
                           101 Montgomery Street
                           San Francisco, CA  94104
-----------------------------------------------------------------------------
                           U.S. Equity Investment                   6.5%
                           Portfolio LP
                           c/o Asset Management Advisors
                           Inc.
                           1001 N. US Hwy 1 STE 800
                           Jupiter, FL  33477
-----------------------------------------------------------------------------
                           Portland General Corp. VEBA              5.7%
                            Plan
                           DTD 12/19/90
                           Attn:  William Valach
                           121 SW Salmon Street
                           Portland, OR  97202
-----------------------------------------------------------------------------
                           CitiBank FSB                            18.9%
                           Sargent & Lundy Retirement
                           Trust
                           C/O CitiCorp
                           Attn:  D. Erwin Jr.
                           1410 N. West Shore Blvd.
                           Tampa, FL  33607
-----------------------------------------------------------------------------
n/i Numeric Investors      Charles Schwab & Co. Inc.               22.9%
Growth and Value Fund      Special Custody Account for the
(Class HH)                 Exclusive Benefit of Customers
                           Attn:  Mutual Funds
                           101 Montgomery Street
                           San Francisco, CA  94104
-----------------------------------------------------------------------------
                           Chase Manhattan Bank                     6.1%
                           Collins Group Trust I
                           840 Newport Center Dr.
                           Newport Beach, CA 92660
-----------------------------------------------------------------------------
Boston Partners Large      Dr. Janice B. Yost                      26.2%
Cap Value Fund -           Trust Mary Black Foundation
Institutional Class        Inc.
(Class QQ)                 Bell Hill-945 E. Main St.
                           Spartanburg, SC  29302

=============================================================================
PORTFOLIO                  NAME AND ADDRESS                   PERCENT OWNED
-----------------------------------------------------------------------------
                           Saxon and Co.                           12.4%
                           FBO UJF Equity Funds
                           P.O. Box 7780-1888
                           Philadelphia, PA  19182
-----------------------------------------------------------------------------
                           Irving Fireman's Relief & Ret            8.1%
                            Fund
                           Lou Mayfield-Chairman
                           601 N. Beltline Ste. 20
                           Irving, TX  75061
-----------------------------------------------------------------------------
                           John N. Brodson and                     10.0%
                            Paul A. Ebert
                           Trst Amer Coll of Surg Staf
                           Mem Ret Plan
                           55 E. Erie Street
                           Chicago, IL  60611
-----------------------------------------------------------------------------
                           Wells Fargo Bank                        15.7%
                           Trst Stoel Rives
                           Tr 008125
                           P. O. Box 9800
                           Calabasas, CA  91308
-----------------------------------------------------------------------------
                           Hawaiian Trust Company LTD               6.3%
                           Trst The Estate of James
                            Campbell
                           Pension Fund
                           P.O. Box 3170
                           Honolulu, HI  96802-3170
-----------------------------------------------------------------------------
                           Shady Side Academy Endowment            11.0%
                           423 Fox Chapel Rd.
                           Pittsburgh, PA 15238
-----------------------------------------------------------------------------
Boston Partners Large      Fleet National Bank TTEE                 7.7%
Cap Value Fund -           Testa Hurwitz THIB
Investor Class             FBO Scott Birnbaum
(Class RR)                 P.O. Box 92800
                           Rochester, NY 14692
-----------------------------------------------------------------------------
                           National Financial Services             25.5%
                            Corp
                           For the Exclusive Benefit of
                            our Customers
                           Attn: Mutual Funds, 5th Floor
                           200 Liberty Street I World
                           Financial Center
                           New York, NY  10281

=============================================================================
PORTFOLIO                  NAME AND ADDRESS                   PERCENT OWNED
-----------------------------------------------------------------------------
                           Joseph P. Scherer                       10.3%
                           Rollover IRA
                           26 Embassy Ct
                           Cherry Hill, NJ  08002
-----------------------------------------------------------------------------
                           Linda C. Brodson                         7.3%
                           Trst Linda C. Brodson Trust
                           465 Lakeside Pl
                           Highland Park, IL  60035
-----------------------------------------------------------------------------
                           John N. Brodson                          7.3%
                           Trust John N. Brodson Trust
                           U/A DTD 08/06/87
                           465 Lakeside Pl
                           Highland Park, IL  60035
-----------------------------------------------------------------------------
                           Charles Schwab & Co. Inc.               12.0%
                           Special Custody Account
                            for Bene of Cust
                           Attn:  Mutual Funds
                           101 Montgomery Street
                           San Francisco, CA  94104
-----------------------------------------------------------------------------
                           Mark R. Scott                            6.1%
                           and Maryann Scott
                           JTTEN WROS
                           2543 Longmount Dr.
                           Wexford, PA 15090
-----------------------------------------------------------------------------
Boston Partners Mid        National Financial SVCS Corp.           27.2%
Cap Value Fund             For Exclusive Bene of our
Investor Class              Customers
(Class TT)                 Sal Vella
                           200 Liberty Street
                           New York, NY  10281
-----------------------------------------------------------------------------
                           Charles Schwab & Co. Inc.               32.0%
                           Special Custody Account for
                            Bene of Cust
                           Attn:  Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA  94104
-----------------------------------------------------------------------------
                           George B. Smithy, Jr.                   13.0%
                           38 Greenwood Road
                           Wellesley, MA  02181

=============================================================================
PORTFOLIO                  NAME AND ADDRESS                   PERCENT OWNED
-----------------------------------------------------------------------------
                           John N. Brodson                          6.4%
                           Trst John N. Brodson Trust
                           U/A DTD 08/06/87
                           465 Lakeside Pl
                           Highland Park, IL  60035
-----------------------------------------------------------------------------
                           Linda C. Brodson                         6.4%
                           Trst Linda C. Brodson Trust
                           465 Lakeside Pl
                           Highland Park, IL  60035
-----------------------------------------------------------------------------
Boston Partners Mid        Wells Fargo Bank Cust                    5.4%
Cap Value Fund             FBO William W. Carter
Institutional Class        IRA FIP  007430
(Class UU)                 P.O. Box 1389
                           San Carlos, CA  94070-1389
-----------------------------------------------------------------------------
                           USNB of Oregon                          77.2%
                           Cust Jean Vollum
                           Attn:  Mutual Funds
                           P.O. Box 3168
                           Portland, OR  97208
=============================================================================

                  As of the same date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund; and as of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.



                              FINANCIAL STATEMENTS


                  The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997 (the "1997 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand, L.L.P. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's Ratings Service ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's Investor Service ("Moody's") commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by S&P for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options;

and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.


MUNICIPAL NOTE RATINGS

                  A S&P rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by S&P Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.

                                   APPENDIX B

                  As stated in the Prospectus, the Portfolio may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix.

I.  INTEREST RATE FUTURES CONTRACTS.

                  USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Portfolio may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  The Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Portfolio, through using futures contracts.

                  DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Portfolio entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, a Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, a Portfolio realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges principally, the Chicago Board of Trade and the Chicago Mercantile Exchange and the New York Futures Exchange. The Portfolio would deal only in standardized contract's on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month Treasury Bills; and ninety-day commercial paper. The Portfolio may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.  STOCK INDEX FUTURES CONTRACTS.

                  GENERAL. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  The Portfolio will sell index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. The Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Portfolio will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Portfolio may utilize stock index futures contracts in anticipation of changes in the composition of its holdings. For example, in the event that the Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

III.  FUTURES CONTRACTS ON FOREIGN CURRENCIES.

                  A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.  MARGIN PAYMENTS.

                  Unlike when a Portfolio purchases or sells a security, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, a Portfolio will be required to deposit with the broker or in a segregated account with a Portfolio's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and a Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Portfolio has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and a Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the investment adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

                  There are several risks in connection with the use of futures by a Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, a Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, a Portfolio involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the investment adviser. It is also possible that, where a Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held by a Portfolio may decline. If this occurred, a Portfolio would lose money on the future and also experience a decline in value in its portfolio securities.

                  Where futures are purchased to hedge against a possible increase in the price of securities or a currency before a Portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if a Portfolio then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, a Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the investment adviser may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Portfolios is also subject to the investment adviser's ability to predict correctly movements in the direction of the market. For example, if a Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

VI.  OPTIONS ON FUTURES CONTRACTS.

                  The Portfolio may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option.

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Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.  ACCOUNTING AND TAX TREATMENT.

                  Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

                  Generally, futures contracts held by the Portfolio at the close of the Portfolio's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time a Portfolio holds the futures contract ("the 40-60 rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by a Portfolio in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Portfolio, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of a Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, a Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, no more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive federal tax treatment similar to that described above.

                  Certain foreign currency contracts entered into by the Portfolios may be subject to the "mark-to-market" process. If the Portfolio makes a Capital Asset Election with respect to such contracts, the contracts will be subject to the 40-60 rule, described above. Otherwise, such gain or loss will be treated as 100% ordinary gain or loss. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions:
(1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Foreign currency contracts entered into by a Portfolio may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

                  Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the "mark-to-market" rules, unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that a Portfolio may make or may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by the Portfolio which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

                  Under the federal income tax provisions applicable to regulated investment companies, less than 30% of a company's gross income must be derived from gains realized on the sale or other disposition of securities held for less than three months. With respect to futures contracts and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the "mark-to-market" rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of the mark-to-market rules) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of the Funds' futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

=================================================    ===========================

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT
CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION INCORPORATED
HEREIN BY REFERENCE, IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR
MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT
BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE
FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT
CONSTITUTE AN OFFERING BY THE FUND OR BY THE
DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH
OFFERING MAY NOT LAWFULLY BE MADE.
                                                            CASH PRESERVATION
            -----------------------                             PORTFOLIOS
                  CONTENTS

                                                PAGE               OF
                                                            THE RBB FUND, INC.
         INTRODUCTION .........................    1
         FINANCIAL HIGHLIGHTS .................    5
         INVESTMENT OBJECTIVES AND POLICIES ...    8
         INVESTMENT LIMITATIONS ...............   14      MONEY MARKET PORTFOLIO
         PURCHASE AND REDEMPTION OF SHARES ....   16               AND
         NET ASSET VALUE ......................   23         MUNICIPAL MONEY
         MANAGEMENT ...........................   24         MARKET PORTFOLIO
         DISTRIBUTION OF SHARES ...............   26
         DIVIDENDS AND DISTRIBUTIONS ..........   27
         TAXES ................................   28
         DESCRIPTION OF SHARES ................   30
         OTHER INFORMATION ....................   31



INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware


COUNSEL
Drinker Biddle & Reath LLP                                   Prospectus
Philadelphia, Pennsylvania                                December 1, 1997


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

=================================================

                          CASH PRESERVATION PORTFOLIOS
                                       OF

                               THE RBB FUND, INC.


         The Cash Preservation Portfolios consist of two classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of the Cash Preservation Classes offered by this Prospectus represent interests in a taxable money market portfolio and a municipal money market portfolio. The investment objectives of each investment portfolio described in this Prospectus are as follows:

         MONEY MARKET PORTFOLIO - to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

         MUNICIPAL MONEY MARKET PORTFOLIO - to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         PNC Institutional Management Corporation serves as investment adviser for these Portfolios and PNC Bank, National Association serves as sub-adviser for the Portfolios and custodian for the Fund. PFPC Inc. serves as administrator of the Municipal Money Market Portfolio and the transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

         This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the SEC Internet Website (http://www.sec.gov).

--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


PROSPECTUS                                                     December 1, 1997

INTRODUCTION
--------------------------------------------------------------------------------

         The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the two classes (collectively, the "Cash Preservation Classes") of the Fund's shares ("Cash Preservation Shares" or "Shares") offered by this Prospectus represents interests in one of the following of such investment portfolios: the Money Market Portfolio and the Municipal Money Market Portfolio (together, the "Portfolios").

         The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of U.S. dollar denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets.

         The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


         Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


         The Portfolios' investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolios and serves as custodian to the Fund, and PFPC Inc. ("PFPC") serves as the administrator to the Municipal Money Market Portfolio and the transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.

         An investor may purchase Shares of either of the Cash Preservation Classes by mail, bank wire or by payment from insurance policies. An investor may redeem Shares of either of the Cash Preservation Classes by mail, Fund check, or by telephone. For more detailed information of how to purchase or redeem Cash Preservation Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."


         An investment in either of the Cash Preservation Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Either or both of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of securities on a "when-issued" or "forward commitment" basis and the purchase of stand-by commitments. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

FEE TABLE

The Fee Table below contains a summary of the annual operating expenses of the Cash Preservation Classes of the Portfolios based on expenses incurred for the fiscal year ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.

ANNUAL FUND OPERATING EXPENSES (CASH PRESERVATION CLASSES)
  AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                  MUNICIPAL
                                                   MONEY MARKET  MONEY MARKET
                                                     PORTFOLIO    PORTFOLIO
Management Fees (after waivers)(1).................      .22%       .04%
12b-1 Fees(1)......................................      .40        .40
Other Expenses (after waivers)(1)..................      .33        .54
                                                         ---        ---
Total Fund Operating Expenses
 (Cash Preservation Classes) (after
  waivers)(1)......................................      .95%       .98%
                                                         ===        ===

(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio and Municipal Money Market Portfolio, Management Fees would be .37% and .33%, respectively, Other Expenses would be 9.91% and 25.85%, respectively, and Total Fund Operating Expenses would be 10.68% and 26.58% respectively.

EXAMPLE


         An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                         1 YEAR  3 YEARS 5 YEARS 10 YEARS
                                         ------  ------- ------- --------
Money Market*.....................         $10     $30     $53     $117
Municipal Money Market*...........         $10     $31     $54     $120

* Other classes of these Portfolios are sold with different fees and expenses.


         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Cash Preservation Classes)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Cash Preservation Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on actual costs and fees charged to each class. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. In addition, the investment adviser is currently voluntarily assuming additional expenses of the Portfolios. There can be no assurance that the investment adviser will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

         From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing such Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate.

         The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of either of the Cash Preservation Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Cash Preservation Classes are not reflected in the yields of the Cash Preservation Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Cash Preservation Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

         The table below sets forth certain information concerning the investment results of the Cash Preservation Classes representing interests in the Money Market and Municipal Money Market Portfolios for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1993 through August 31, 1997 are part of the Fund's financial statements for each of the Portfolios, which have been incorporated by reference into the Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P. ("Coopers"), the Fund's independent accountants. The financial data for each of the Portfolios for the periods ended August 31, 1989, 1990, 1991 and 1992 are a part of previous financial statements audited by Coopers. The financial data should be read in conjunction with the financial statements and notes thereto. Further information about the performance of the Portfolios is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained free of charge by calling the telephone number on page 1 of this Prospectus.

CASH PRESERVATION CLASSES

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS (c)
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                             MONEY MARKET PORTFOLIO
                     -------------------------------------------------------------------------------------------------------
                          FOR THE          FOR THE          FOR THE          FOR THE          FOR THE             FOR THE
                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED          YEAR ENDED
                     AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993     AUGUST 31, 1992
                     ---------------  ---------------  ---------------  ---------------  ---------------     ---------------
Net asset value,
    beginning of
    period.............. $   1.00       $   1.00         $   1.00           $   1.00          $  1.00           $  1.00
                         --------       --------         --------           --------          -------           -------

Income from investment
  operations:
  Net investment income.   0.0464         0.0471           0.0487             0.0278           0.0243            0.0375
  Net gains on           --------       --------         --------           --------         --------          --------
    securities (both
    realized and
    unrealized).........       --             --               --                 --               --            0.0007
                         --------       --------         --------           --------         --------          --------

      Total from
      investment
        operations......   0.0464         0.0471           0.0487             0.0278           0.0243            0.0382
                         --------       --------         --------           --------         --------          --------

Less distributions
  Dividends (from net
    investment income)..  (0.0464)       (0.0471)         (0.0487)           (0.0278)         (0.0243)          (0.0375)
  Distributions
    (from capital
    gains)..............       --             --               --                 --               --           (0.0007)
                         --------       --------         --------           --------         --------          --------
      Total
        distributions...  (0.0464)       (0.0471)         (0.0487)           (0.0278)         (0.0243)          (0.0382)
                         --------       --------         --------           --------         --------          --------

Net asset value,
  end of period......... $   1.00       $   1.00         $   1.00           $   1.00         $   1.00          $   1.00
                         ========       ========         ========           ========         ========          ========

Total return............    4.74%          4.81%            4.98%              2.81%            2.46%             3.89%
Ratios/Supplemental
  Data
  Net assets,
    end of period (000). $    242       $    202         $    236           $    231         $  1,229          $  1,233
  Ratios of expenses
    to average
    net assets..........   .95%(a)        .95%(a)          .95%(a)            .95%(a)          .95%(a)           .95%(a)
  Ratios of net
    investment income to
    average net assets..    4.64%          4.71%            4.87%              2.78%            2.43%             3.75%




----------------------------------------------------------------------------
                                                             FOR THE PERIOD
                                                           SEPTEMBER 30, 1988
                               FOR THE           FOR THE     (COMMENCEMENT
                              YEAR ENDED       YEAR ENDED   OF OPERATIONS) TO
                           AUGUST 31, 1991  AUGUST 31, 1990  AUGUST 31, 1989
                           ---------------  ---------------  ---------------
Net asset value,
    beginning of
    period..............     $  1.00            $  1.00        $   1.00
                             -------            -------        --------

Income from investment
  operations:
  Net investment income.      0.0626             0.0763          0.0780
  Net gains on               -------            -------        --------
    securities (both
    realized and
    unrealized).........          --                 --              --
                             -------            -------        --------

      Total from
      investment
        operations......      0.0626             0.0763          0.0780
                             -------            -------        --------

Less distributions
  Dividends (from net
    investment income)..     (0.0626)           (0.0763)        (0.0780)
  Distributions
    (from capital
    gains)..............          --                 --              --
                            --------            -------        --------
      Total
        distributions...     (0.0626)           (0.0763)        (0.0780)
                            --------            -------        --------

Net asset value,
  end of period.........    $   1.00            $  1.00        $   1.00
                            ========            =======        ========

Total return............       6.45%              7.90%         8.81%(b)
Ratios/Supplemental
  Data
  Net assets,
    end of period (000).    $  1,412            $ 1,799        $  2,213
  Ratios of expenses
    to average
    net assets..........      .95%(a)            .94%(a)      .95%(a)(b)
  Ratios of net
    investment income to
    average net assets..       6.26%              7.63%         8.59%(b)

(a) Without the waiver of advisory and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for Money Market Portfolio would have been 10.68%, 12.08%, 9.34%, 2.52%, 2.25%, 2.30%, 2.13% and 1.69% for the years ended
    August 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991, 1990, respectively, and
    1.59% annualized for the period ended August 31, 1989.

(b) Annualized.

(c) Financial Highlights relate solely to the Cash Preservation Class of Shares within the Portfolio.




CASH PRESERVATION CLASSES

                            CASH PRESERVATION FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS (c)
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                          MUNICIPAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------


                         FOR THE          FOR THE          FOR THE          FOR THE          FOR THE             FOR THE
                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED          YEAR ENDED
                     AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993     AUGUST 31, 1992
                     ---------------  ---------------  ---------------  ---------------  ---------------     ---------------
Net asset value,
    beginning of
      period............ $   1.00         $   1.00       $   1.00          $   1.00          $   1.00           $   1.00
                         --------         --------       --------          --------          --------           --------

Income from investment
  operations:
  Net investment income.   0.0272           0.0274         0.0281            0.0174            0.0174             0.0266
  Net gains on           --------         --------       --------          --------          --------           --------
    securities (both
    realized and
    unrealized).........       --               --             --                --                --                 --
                         --------         --------       --------          --------          --------           --------

      Total from
      investment
        operations......   0.0272           0.0274         0.0281            0.0174            0.0174             0.0266
                         --------         --------       --------          --------          --------           --------

Less distributions
  Dividends (from net
    investment
    income).............  (0.0272)         (0.0274)       (0.0281)          (0.0174)          (0.0174)           (0.0266)
  Distributions
    (from capital
    gains)..............       --               --             --                --                --                 --
                         --------         --------       --------          --------          --------           --------
      Total
        distributions...  (0.0272)         (0.0274)       (0.0281)          (0.0174)          (0.0174)           (0.0266)
                         --------         --------       --------          --------          --------           --------

Net asset value,
  end of period......... $   1.00         $   1.00       $   1.00          $   1.00          $   1.00           $   1.00
                         ========         ========       ========          ========          ========           ========

Total return............    2.76%            2.78%          2.84%             1.75%             1.75%              2.69%
Ratios/Supplemental
  Data
  Net assets,
  end of period (000)... $     97         $    116       $    161          $    201          $    157           $    214
  Ratios of expenses
    to average
    net assets..........   .98%(a)          .98%(a)        .98%(a)           .98%(a)           .98%(a)            .98%(a)
  Ratios of net
    investment income to
    average net assets..    2.72%            2.74%          2.81%             1.74%             1.74%              2.66%




                                                               FOR THE PERIOD
                                                             SEPTEMBER 30, 1988
                                FOR THE           FOR THE      (COMMENCEMENT
                               YEAR ENDED       YEAR ENDED   OF OPERATIONS) TO
                            AUGUST 31, 1991  AUGUST 31, 1990  AUGUST 31, 1989
                            ---------------  ---------------  ---------------
Net asset value,
    beginning of
      period............        $   1.00          $  1.00         $   1.00
                                --------          -------         --------

Income from investment
  operations:
  Net investment income.          0.0408           0.0499           0.0497
  Net gains on                  --------          -------         --------
    securities (both
    realized and
    unrealized).........              --               --               --
                                --------          -------         --------

      Total from
      investment
        operations......          0.0408           0.0499           0.0497
                                --------          -------         --------

Less distributions
  Dividends (from net
    investment
    income).............         (0.0408)         (0.0499)         (0.0497)
  Distributions
    (from capital
    gains)..............              --               --               --
                                --------         --------         --------
      Total
        distributions...         (0.0408)         (0.0499)         (0.0497)
                                --------         --------         --------

Net asset value,
  end of period.........        $   1.00         $   1.00         $   1.00
                                ========         ========         ========

Total return............           4.16%            5.11%          5.53%(b)
Ratios/Supplemental
  Data
  Net assets,
  end of period (000)...        $    281         $    236         $     36
  Ratios of expenses
    to average
    net assets..........          .97%(a)          .98%(a)       .94%(a)(b)
  Ratios of net
    investment income to
    average net assets..           4.08%            4.99%          5.49%(b)

(a) Without the waiver of advisory, administration and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for Municipal Money Market Portfolio, would have been 26.58%, 19.20%, 10.80%, 11.52%, 8.95%, 5.91%, 5.59% and 15.08% for
    the years ended August 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991, 1990,
    respectively, and 51.02% annualized for the period ended August 31, 1989.

(b) Annualized.

(c) Financial Highlights relate solely to the Cash Preservation Class of Shares within the Portfolio.



INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO


         The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." There is no assurance that the investment objective of the Portfolio will be achieved. The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

         BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organizations"). These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.


         Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.


         VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


         U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.


         ASSET-BACKED SECURITIES. The Portfolio may invest in asset- backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset- backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a Portfolio will generally be at lower rates than the rates on the prepaid obligations.

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowing by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

         GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

         MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


         WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Ratings Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, and variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies- -Illiquid Securities" in the Statement of Additional Information.


                        MUNICIPAL MONEY MARKET PORTFOLIO


         The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Portfolio will be achieved.


         MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

         The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source, such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


         Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.


         TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution).

Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.


         WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio --When-Issued Securities."

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio--Stand-By Commitments."

         ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Eligible Securities--Money Market Portfolio" and "Investment Objectives and Policies in the Statement of Additional Information."

         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market
Portfolio--Illiquid Securities" and "Investment Objectives and
Policies--Illiquid Securities" in the Statement of Additional Information.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------


         The Money Market and Municipal Money Market Portfolios' investment objectives and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolios may not, however, change the following investment limitations (except as noted) without shareholder approval. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

The Portfolios may not:

         1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Portfolio, except that up to 25% of the value of a Portfolio's total assets may be invested without regard to such 5% limitation.

         2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements and then in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of a Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowing are in excess of 5% of a Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of a Portfolio's securities by enabling a Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

The Money Market Portfolio may not

                  1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                  2. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

         So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.

                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


The Municipal Money Market Portfolio may not:

                  1. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.

         In addition, the Portfolio may not, without shareholder approval, change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.



PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

                               PURCHASE PROCEDURES


         Cash Preservation Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Cash Preservation Shares by mail, wire or exchange from another Cash Preservation Class as described below. The minimum initial investment in each Portfolio is $1,000. Subsequent investments must be at least $100 ($1,000 if the investment is transmitted by wire). The Fund reserves the right to reject any purchase order.


         Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.


         Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.


INITIAL INVESTMENT


         BY MAIL - You may purchase Shares in either of the Cash Preservation Classes by mail by completing and signing the attached application (the "Application"), specifying the Portfolio in which you wish to invest, and mailing it, together with a check payable to the order of "Cash Preservation" to Cash Preservation Portfolios, c/o PFPC, P.O. Box 8916, Wilmington, Delaware 19899. The check must also specify the name of the Portfolio in which you wish to invest. An Application will be returned to an investor unless it contains the name of the Authorized Dealer from whom it was obtained.

         BY BANK WIRE - You may purchase Shares in either of the Cash Preservation Classes by having your bank wire Federal Funds to the Fund's custodian, PNC Bank. Your bank may impose a charge for this service. The Fund currently does not charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, it is important that you follow these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 430-9618 and provide your name, address, telephone number, Social Security or Tax Identification Number, the Cash Preservation Class selected, the amount being wired, and by which bank. PFPC will then provide you with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)

         B. Instruct your bank to wire the specified amount, together with your assigned account number, to the custodian:

                  PNC Bank, N.A., Philadelphia, Pa.
                  ABA-0310-0005-3.
                  FROM: (name of investor)
                  ACCOUNT NUMBER: (investor's account number with the Portfolio)
                  FOR PURCHASE OF: (name of the Portfolio)
                  AMOUNT: (amount to be invested)

         C. Complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application. An Application will be returned to an investor unless it contains the name of the Authorized Dealer (a dealer who has entered into a dealer agreement with the Distributor) from whom it was obtained generally.

         Federal Funds must be received by PFPC by 12:00 noon Eastern Time for it to process an order as of 12:00 noon on such day. Federal Funds received after 12:00 noon but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on a Business Day will be processed as of the close of regular trading on the NYSE on that Business Day but the Shares acquired will not be entitled to receive dividends declared on such Business Day. Federal Funds received after the close of regular trading on the NYSE on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

         BY PAYMENT FROM INSURANCE POLICIES - If you are a recipient of certain insurance policy payments, you may purchase Shares by completing and signing an Application, including the section which authorizes your insurance company to forward policy payments to the Cash Preservation Class indicated on the Application, and mailing it to PFPC at the address shown thereon.

An Application will be returned to an investor unless it contains the name of the Authorized Dealer from whom it was obtained.


         Cash Preservation Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or an Authorized Dealer. To determine whether the benefits of an IRA are available and/or appropriate, an investor should consult with a tax adviser.


SUBSEQUENT INVESTMENTS


         Once an account has been opened, additional investments may be made by mail, wire, exchange, or the automatic investment program. The minimum subsequent investment is $100 ($1,000 if payment is by wire).

         BY MAIL - Payment may be made by check or a Federal Reserve Draft payable to the order of "Cash Preservation." The check or draft must also specify the name of the Portfolio in which you wish to invest. Mail your payment to Cash Preservation c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System.

         BY BANK WIRE - Follow steps A and B above given under "Initial Investment - By Bank Wire."

         BY EXCHANGE - Follow the procedures given under "Redemption and Exchange of Shares -- Exchange Privilege" below.

         BY AUTOMATIC INVESTING - Additional investments may be made automatically by authorizing PFPC to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call PFPC at (800) 430-9618 to obtain the appropriate form.


                        REDEMPTION AND EXCHANGE OF SHARES


         Redemption orders are effected at the net asset value per Share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


         BY MAIL - An investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to the Fund's transfer agent, PFPC, P.O. Box 8916, Wilmington, Delaware 19899
Attention: Cash Preservation Portfolios. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed according to the procedures described below under "Exchange Privilege."

         BY FUND CHECK - An investor may request that the Fund provide redemption checks drawn on a particular Cash Preservation Class. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE FOR THIS CHECK WRITING PRIVILEGE BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL REDEMPTION REQUESTS. Checks will be sent only to the registered owner(s) and only to the address of record. Investors may issue checks made payable to the order of any person in the amount of $100 or more. The redemption is not effective until the check is processed and cleared by the transfer agent, and dividends are earned until the redemption is effected. Because dividends accrue daily, a check should not be used to close an account as a small balance is likely to result. There is no charge to the investor for redemption by check. If a shareholder who has check writing privileges exchanges funds from one Cash Preservation Class into another Cash Preservation Class, he or she will automatically receive a checkbook for the new account (allow three to four weeks for delivery). The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

PAYMENT OF REDEMPTION PROCEEDS

         Redemption proceeds will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $1,000. There is no maximum redemption for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No fee is currently contemplated.

ADDITIONAL REDEMPTION INFORMATION


         The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by the Fund's transfer agent of a request in proper form. However, Shares purchased by check will not be redeemed for a period up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. During the period prior to the time the Shares are redeemed, dividends on such Shares will accrue and be payable, and an investor will be entitled to exercise all other rights of beneficial ownership.


         The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in a Cash Preservation Class involuntarily, on thirty days' notice, if such account drops below $500 and during such 30-day period the shareholder does not increase such account to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



EXCHANGE PRIVILEGE

         Shareholders who wish to exchange Shares of one Cash Preservation Class for another Cash Preservation Class may do so by mail or by telephone. In addition to exchanges between Cash Preservation Classes, shareholders may exchange Shares of a Cash Preservation Class for shares of the RBB Class of the Government Securities Portfolio (the "Participating Class") by mail or telephone provided they have completed the appropriate section of the Application beforehand. Shares of the Participating Class may be acquired by exchange at the next determined public offering price, including sales charges, if any, applicable to such shares. In order to establish a systematic withdrawal plan for the new account, an exchanging shareholder must file a written request. The Fund and PFPC reserve the right to limit, amend or terminate these exchange privileges at any time upon 60 days written notice to shareholders. No exchange fee is currently imposed for exchanges; however, the Fund reserves the right to charge shareholders an exchange fee of $5.00 for each exchange. In the case of shareholders holding share certificates, the certificates must accompany the request for an exchange. An exchange of Shares will be treated as a sale for federal tax purposes.

         DETAILED INSTRUCTIONS REQUIRED. A request for an exchange of Shares must be sufficiently detailed to enable PFPC to complete the exchange in accordance with the shareholder's wishes. The request must name the Portfolio and account number from which the exchange is to be made. It must also name the Portfolio to which the exchange is to be made and the account number, if to an existing account. The request must specify the amount of money or Shares to be exchanged. New accounts will be established with the same registration and address, and with the same options as the account from which the exchange is made -- an Application is not needed. If the registration or address of the new account is to be different in any respect, the request must be in writing with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings associations who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted.

         EXCHANGE BY MAIL - Send a written request (together with any share certificates issued to the investor) to: Cash Preservation c/o PFPC, P.O. Box 8916, Wilmington, Delaware 19899. The request must be signed by all shareholders exactly as their names appear on the Fund's records.

         ACCOUNT MINIMUMS. If the exchange is to a new account, the dollar value of Shares acquired must equal or exceed the Portfolio's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Portfolio's minimum for subsequent investments. If any amount remains in the Cash Preservation Class from which the exchange is being made, such amount must not drop below the minimum account value required by that Portfolio.

TELEPHONE TRANSACTIONS

         Shareholders are automatically provided with this option when opening an account, unless they indicate on the Application that they do not wish to use this privilege. SHAREHOLDERS HOLDING SHARE CERTIFICATES MAY NOT REDEEM OR EXCHANGE SHARES BY TELEPHONE BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL EXCHANGE AND REDEMPTION REQUESTS. To add this feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption or exchange by calling (800) 430-9618. Neither the Fund, the Portfolios, the Distributor, PFPC nor any other Fund Agent, will be liable for any loss, liability, cost or expense for following the Fund's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.



NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE, is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed, as well as Veterans' Day and Columbus Day. The net asset value per share of each class of a Portfolio is calculated by adding the value of the proportionate interest of the class in the Portfolio's securities, cash and other assets, deducting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class.

         The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

         With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

MANAGEMENT
--------------------------------------------------------------------------------

                               BOARD OF DIRECTORS


         The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two separate investment portfolios. Each of the Cash Preservation Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio and the Municipal Money Market Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER


         PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware, 19809. PNC Bank serves as the sub-adviser for each of the Portfolios. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly-owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly-owned subsidiary of PNC Bank Corp., a multibank holding company.


         As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


         For the services provided to and expenses assumed by it with respect to the Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million. For the services provided to and expenses assumed by it with respect to the Municipal Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

         PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to a Portfolio. Such sub- advisory fees have no effect on the advisory fees payable by each Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.

         For the Fund's fiscal year ended August 31, 1997, the Fund paid investment advisory fees aggregating .22% and .04% of the average net assets of the Money Market Portfolio and the Municipal Money Market Portfolio, respectively. For that same period, PIMC waived approximately .15% and .29% of the average net assets of the Money Market Portfolio and the Municipal Money Market Portfolio.


ADMINISTRATOR


         PFPC serves as the administrator for the Municipal Money Market Portfolio and generally assists the Portfolio in all aspects of its administration and operation, including matters relating to the maintenance of financing records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market Portfolio.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of

Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Cash Preservation Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements").


EXPENSES


         The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based on the relative net assets of the investment portfolios at the time such expenses were accrued. The Cash Preservation Classes of the Fund pay their own distribution fees, and may pay a different share than other classes of the Fund of other expenses (excluding advisory and custodial fees) if these expenses are actually incurred in a different amount by the Cash Preservation Classes or if they receive different services.

         The investment adviser may assume additional expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of lowering yield to investors.

         For the Fund's fiscal year ended August 31, 1996 the Fund's total expenses were 10.68% of the average daily net assets with respect to the Cash Preservation Class of the Money Market Portfolio (not taking into account waivers and reimbursements of 9.73%) and were 26.58% of the average daily net assets with respect to the Cash Preservation Class of the Municipal Money Market Portfolio (not taking into account waivers and reimbursements of 25.60%).


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------


         The Board of Directors of the Fund approved and adopted the Distribution Agreements and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Cash

Preservation Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Cash Preservation Class. The actual amount of such compensation under the Plans is agreed upon by the Fund's Board of Directors and by the Distributor. Under each of the Distribution Agreements, the Distributor has agreed to accept compensation for its services thereunder and under the relevant Plan in the amount of .40% on an annualized basis of the average daily net assets of the relevant Cash Preservation Class in any year. Such compensation may be increased, up to the amount permitted in the Plan, with the approval of the Fund's Board of Directors. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission (the "SEC"), the Distributor has agreed to waive its fee with respect to a Cash Preservation Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

         Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including to Authorized Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse Authorized Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Authorized Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Cash Preservation Class the fee agreed to under the relevant Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.



DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Cash Preservation Class unless a shareholder elects otherwise.

         The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------

        The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.


         Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. Neither of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of either Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

         The Municipal Money Market Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." Investors in this Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of up to 28% in the case of individuals, trusts and estates, and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum and environmental tax liability. Although it does not currently intend to do so, the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Investors should additionally be aware of the possibility of state and local alternative minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments.

         The Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

         The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


         An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from such Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.


         Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or both Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal income tax consequences described above.


DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


         The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

         The Fund offers multiple classes of shares in each of its Money Market Portfolio and Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888- 9723 to request more information concerning other classes available.

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE CASH PRESERVATION CLASSES OF THE MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE CASH PRESERVATION CLASSES OF THESE PORTFOLIOS.


         Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of the Fund will be fully paid and non-assessable.


         The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

         Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

         As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.



OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (800) 430-9618.

                      (This Page Intentionally Left Blank)

                          CASH PRESERVATION PORTFOLIOS

                           MONEY MARKET PORTFOLIO AND
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares of two classes (the "Cash Preservation Shares") representing interests in two investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio and the Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Cash Preservation Shares Prospectus of the Fund, dated December 1, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.


                                    CONTENTS


                                                                    PROSPECTUS
                                                   PAGE                PAGE
                                                   ----             ----------
General.........................................      2                    3
Investment Objectives and Policies..............      2                    8
Directors and Officers..........................     12                  N/A
Investment Advisory, Distribution and
        Servicing Arrangements..................     16                24,27
Portfolio Transactions..........................     22                  N/A
Purchase and Redemption Information.............     24                   16
Valuation of Shares.............................     24                   23
Performance Information.........................     26                  N/A
Taxes   ........................................     28                   28
Additional Information Concerning
        Fund Shares.............................     32                   30
Miscellaneous...................................     36                  N/A
Financial Statements............................     47                  N/A
Appendix........................................    A-1                  N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to two classes of shares (the "Cash Preservation Classes") representing interests in two of the investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio and the Municipal Money Market Portfolio. The Cash Preservation Classes are offered by the Prospectus dated December , 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market or the Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market and Municipal Money Market Portfolios may purchase "when- issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market or Municipal Money Market Portfolios has such commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when-issued" securities will not exceed 25% of the value of a Portfolio's total assets absent unusual market conditions. When either the Money Market Portfolio or Municipal Money Market Portfolio engages in when- issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio and Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio or Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


                  Each of the Money Market Portfolio and Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio and Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.


                  Each of the Money Market Portfolio and Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. These Portfolios' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio and Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.


                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of

U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the

Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities; (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's) or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)
(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one Rating Organization or that are Unrated Securities.

                  ILLIQUID SECURITIES. Neither Portfolio may invest more than 10% of its net assets in illiquid securities (including with respect to the Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS


                  Neither Portfolio may:


                                    (1) borrow money, except from banks for
         temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                                    (2) purchase securities of any one issuer,
         other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                                    (3) purchase securities on margin, except
         for short-term credit necessary for clearance of portfolio transactions;


                                    (4) underwrite securities of other issuers,
         except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                                    (5) make short sales of securities or
         maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                                    (6) purchase or sell real estate, provided
         that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                                    (7) purchase or sell commodities or
         commodity contracts;

                                    (8) invest in oil, gas or mineral
         exploration or development programs;

                                    (9) make loans except that a Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                                    (10) purchase any securities issued by any
         other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                                    (11) make investments for the purpose of
         exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.


                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.


                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization are rated by such Rating Organization, in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.


                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                           1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.



                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:

                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
Arnold M. Reichman - 49*            Director            Senior Managing
466 Lexington Avenue                                    Director, Chief
New York, NY  10017                                     Operating Officer and
                                                        Assistant Secretary,
                                                        Warburg Pincus Asset
                                                        Management, Inc.;
                                                        Director and
                                                        Executive Officer of
                                                        Counsellors
                                                        Securities Inc.;
                                                        Director/Trustee of
                                                        various investment
                                                        companies advised by
                                                        Warburg Pincus Asset
                                                        Management, Inc.

Robert Sablowsky - 58**             Director            Senior Vice President,
110 Wall Street                                         Fahnestock Co., Inc.
New York, NY  10005                                     (a registered broker-
                                                        dealer); Prior to
                                                        October 1996, Executive
                                                        Vice President of
                                                        Gruntal & Co., Inc. (a
                                                        registered broker-
                                                        dealer).

Francis J. McKay - 60               Director            Since 1963, Executive
7701 Burholme Avenue                                    Vice President, Fox
Philadelphia, PA  19111                                 Chase Cancer Center
                                                        (biomedical research
                                                        and medical care).

                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
Marvin E. Sternberg - 62            Director            Since 1974, Chairman,
937 Mt. Pleasant Road                                   Director and
Bryn Mawr, PA  19010                                    President, Moyco
                                                        Industries, Inc.
                                                        (manufacturer of
                                                        dental supplies and
                                                        precision coated
                                                        abrasives); since
                                                        1968, Director and
                                                        President, Mart MMM,
                                                        Inc. (formerly
                                                        Montgomeryville
                                                        Merchandise Mart Inc.)
                                                        and Mart PMM, Inc.
                                                        (formerly Pennsauken
                                                        Merchandise Mart,
                                                        Inc.) (shopping
                                                        centers); and since
                                                        1975, Director and
                                                        Executive Vice
                                                        President, Cellucap
                                                        Mfg. Co., Inc.
                                                        (manufacturer of
                                                        disposable headwear).

Julian A. Brodsky - 63              Director            Director and Vice
1234 Market Street                                      Chairman since 1969,
16th Floor                                              Comcast Corporation
Philadelphia, PA  19107-3723                            (cable television and
                                                        communications);
                                                        Director, Comcast
                                                        Cablevision of
                                                        Philadelphia (cable
                                                        television and
                                                        communications) and
                                                        Nextel (wireless
                                                        communications).

Donald van Roden - 72               Director and        Self-employed
1200 Old Mill Lane                  Chairman of the     businessman.  From
Wyomissing, PA  19610               Board               February 1980 to March
                                                        1987, Vice Chairman,
                                                        SmithKline Beecham
                                                        Corporation
                                                        (pharmaceuticals);
                                                        Director, AAA Mid-
                                                        Atlantic (auto service);
                                                        Director, Keystone
                                                        Insurance Co.

                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
Edward J. Roach - 73                President and       Certified Public
Suite 100                           Treasurer           Accountant; Vice
Bellevue Park Corporate                                 Chairman of the Board,
  Center                                                Fox Chase Cancer
400 Bellevue Parkway                                    Center; Trustee
Wilmington, DE  19809                                   Emeritus, Pennsylvania
                                                        School for the Deaf;
                                                        Trustee Emeritus,
                                                        Immaculata College;
                                                        President or Vice
                                                        President and Treasurer
                                                        of various investment
                                                        companies advised by PNC
                                                        Institutional Management
                                                        Corporation; Director,
                                                        The Bradford Funds, Inc.

Morgan R. Jones - 58                Secretary           Chairman of the law
Drinker Biddle & Reath LLP                              firm of Drinker Biddle
1345 Chestnut Street                                    & Reath LLP; Director,
Philadelphia, PA  19107-3496                            Rocking Horse Child
                                                        Care Centers of
                                                        America, Inc.

------------------------

*Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

**Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.


                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors.

The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor, and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:

                             DIRECTORS' COMPENSATION



                                                                                  TOTAL
                                            PENSION OR                            COMPENSATION
                          AGGREGATE         RETIREMENT          ESTIMATED         FROM REGISTRANT
                          COMPENSATION      BENEFITS ACCRUED    ANNUAL            AND FUND
NAME OF PERSON/           FROM              AS PART OF FUND     BENEFITS UPON     COMPLEX 1 PAID TO
POSITION                  REGISTRANT        EXPENSES            RETIREMENT        DIRECTORS
------------------        ------------      ---------------     -------------     ----------------
Julian A. Brodsky,            $16,000              N/A                N/A              $16,000
Director
Francis J. McKay,             $19,000              N/A                N/A              $19,000
Director
Arnold M. Reichman,              -0-               N/A                N/A                 -0-
Director
Robert Sablowsky,             $ 8,000              N/A                N/A              $ 8,000
Director
Marvin E. Sternberg,          $19,000              N/A                N/A              $19,000
Director
Donald van Roden,             $24,000              N/A                N/A              $24,000
Director and Chairman

----------------------

1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.


         On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee) pursuant to which the

Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolios' adviser, PNC Bank, National Association ("PNC Bank"), the Portfolios' sub-adviser and the Fund's custodian, PFPC Inc. ("PFPC"), the Municipal Money Market Portfolio's administrator and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market Portfolio pursuant to separate investment advisory agreements. The advisory agreement relating to the Money Market Portfolio is dated August 16, 1988, and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. PNC Bank renders sub-advisory services to each of the Portfolios pursuant to separate Sub-Advisory Agreements, each dated August 16, 1988. Pursuant to the Sub-Advisory Agreements, PNC Bank is entitled to receive from PIMC an annual fee of 75% of the advisory fees paid to PIMC on behalf of the Money Market and Municipal Money Market Portfolios. Such advisory and sub- advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market                $5,366,431            $3,603,130         $469,986
Portfolio
Municipal Money             $  201,095            $1,269,553         $ 14,921
Market Portfolio

                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

                              FEES PAID
                         (AFTER WAIVERS AND
PORTFOLIOS                 REIMBURSEMENTS)          WAIVERS      REIMBURSEMENTS
----------                -----------------         -------      --------------
Money Market                     $4,174,375       $3,527,715         $342,158
Portfolio
Municipal Money                  $  190,687       $1,218,973         $ 17,576
Market Portfolio


                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

                              FEES PAID
                         (AFTER WAIVERS AND
PORTFOLIOS                 REIMBURSEMENTS)          WAIVERS      REIMBURSEMENTS
----------                -----------------         -------      --------------
Money Market                  $2,274,697          $2,589,832         $12,047
Portfolio
Municipal Money               $   67,752          $1,041,321         $11,593
Market Portfolio


                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers; (g) organizational costs; (h) fees to the investment adviser, sub-adviser and PFPC;
(i) fees and expenses of officers and directors who are not affiliated with the Portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Fund; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and
(u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Cash Preservation Classes of the Fund pay their own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Cash Preservation Classes or if they receive different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were approved with respect to the Money Market Portfolio by the shareholders of the Portfolio at a special meeting held December 22, 1989, as adjourned. The Investment Advisory Agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned. The Sub-Advisory Agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held December 22, 1989, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.

                  ADMINISTRATION AGREEMENT. PPFC serves as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement"). PPFC has agreed to furnish to the Fund on behalf of the Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or the Portfolio in connection with the performance of services under the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market Portfolio.

                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

PORTFOLIO                    FEES PAID       WAIVERS         REIMBURSEMENTS
---------                    ---------       -------         --------------
Municipal Money              $448,548           $0                 $0
Market Portfolio



                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

PORTFOLIO                    FEES PAID       WAIVERS         REIMBURSEMENTS
---------                    ---------       -------         --------------
Municipal Money               $428,209          $0                  $0
Market Portfolio



                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                             FEES PAID
                              (AFTER
PORTFOLIO                     WAIVERS)       WAIVERS         REIMBURSEMENTS
---------                    ---------       -------         --------------
Municipal Money               $321,790        $6,233               $0
Market Portfolio




                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio, (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio,
(d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities, and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.


                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Shares pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems Shares, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub- accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio, for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Cash Preservation Classes (collectively, the "Distribution Agreements") and separate Plans of Distribution, as amended, for each of the Cash Preservation Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Cash Preservation Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans was approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Cash Preservation Class under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Cash Preservation Class; and (4) while the Plans remain in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of directors who are not interested persons of the Fund.

                  During the fiscal year ended August 31, 1997, the Fund paid distribution fees to the Fund's Distributor under the Plans for the Cash Preservation Classes of the Money Market Portfolio and the Municipal Money Market Portfolio in the aggregate amounts of $6,570,720 and $1,131,857, respectively. Of those amounts, $6,447,204 and $1,111,658, respectively, was paid to dealers with whom the Fund's Distributor had entered into dealer agreements, and $123,516 and $20,199, respectively, was retained by the Distributor and used to pay certain mailing expenses, printing and distribution of prospectuses and sales literature, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock & Co., Inc.



                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that both Portfolios may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because both Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.


                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. Neither of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such

Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.


                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.

                  The Fund is required to identify any securities of its regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolios, held the following securities:

PORTFOLIO                                  SECURITY                    VALUE
---------                                  --------                    -----
Money Market Portfolio          Bear Stearns Companies, Inc.       $105,000,000
                                Commercial Paper

Money Market Portfolio          Bear Stearns Companies, Inc.       $ 20,000,000
                                Corporate Obligation



                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of each class in the Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of the Fund is determined independently of the other classes. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. Each Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays is the NYSE as well as Columbus Day and Veterans' Day.


                  The Fund calculates the value of the portfolio securities of both of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  Both of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                             PERFORMANCE INFORMATION


                  Both of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven- calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  The annualized yield for the seven-day period ended August 31, 1997 for the Cash Preservation Classes of each of the Money Market Portfolio and the Municipal Money Market Portfolio before waivers was as follows:

                                                                 TAX-EQUIVALENT
                                                                     YIELD
                                                                   (ASSUMES A
                                              EFFECTIVE          FEDERAL INCOME
PORTFOLIO                    YIELD              YIELD           TAX RATE OF 28%)
---------                    -----              -----           ----------------
Money Market                 4.62%              4.73%                 N/A
Municipal Money              2.27%              2.30%                3.15%
Market


                  The annualized yield for the seven-day period ended August 31, 1997 for the Cash Preservation Classes of each of the Money Market Portfolio and the Municipal Money Market Portfolio after waivers was as follows:

                                                             TAX-EQUIVALENT
                                                                 YIELD
                                                               (ASSUMES A
                                          EFFECTIVE          FEDERAL INCOME
PORTFOLIO                   YIELD           YIELD           TAX RATE OF 28%)
---------                   -----           -----           ----------------
Money Market                4.77%           4.88%                 N/A
Municipal Money             2.55%           2.58%                3.54%
Market


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.


                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.


                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication thaT monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.



                                      TAXES


                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.


         The Municipal Money Market Portfolio is designed to provide investors with current tax-exempt interest income. Exempt interest dividends to shareholders of the Portfolio is not included in the shareholders' gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  The Municipal Money Market Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Portfolios may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such stand-by commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although the Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.


                  While neither of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. Neither of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  If for any taxable year either Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits.

Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, neither of the Portfolios anticipates incurring any liability for this excise tax.


                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal
Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor

Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class G Common Stock and Class H Common Stock constitute the Cash Preservation Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Funds Family, the Beta Family, the n/i Numeric Investors Family, the Boston Partners Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family and the Janney Montgomery Scott Money Family represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios; the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.


                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103 serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

================================================================================

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
Cash Preservation         Jewish Family and Children's           44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103

================================================================================

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          Dominic and Barbara Pisciotta         15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303
--------------------------------------------------------------------------
Cash Preservation         Kenneth Farwell and Valerie           11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107
--------------------------------------------------------------------------
                          Gary L. Lange and                     32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750
--------------------------------------------------------------------------
                          Andrew Diederich and                   6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131
--------------------------------------------------------------------------
                          Gwendolyn Haynes                       5.2%
                          2757 Geyer
                          St. Louis, MO  63104
--------------------------------------------------------------------------
                          Savannah Thomas Trust                  6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119
--------------------------------------------------------------------------
Sansom Street Money       Wasner & Co.                          32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113
--------------------------------------------------------------------------
                          Saxon and Co.                         65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182
--------------------------------------------------------------------------
BEA International         Blue Cross & Blue Shield of            6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106

================================================================================

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          Credit Suisse Private Banking          6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028
--------------------------------------------------------------------------
                          Indiana University Foundation          5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500
--------------------------------------------------------------------------
                          Employees Ret. Plan Marshfield         5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449
--------------------------------------------------------------------------
                          State Street Bank & Trust              5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992
--------------------------------------------------------------------------
BEA International         Bob & Co.                             87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)
--------------------------------------------------------------------------
                          TRANSCORP                             10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535
--------------------------------------------------------------------------
BEA High Yield            Fidelity Investments                  15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987
--------------------------------------------------------------------------
                          Guenter Full Trust Michelin           17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001
--------------------------------------------------------------------------
                          C S First Boston Pension Fund          6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002

================================================================================

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          Southdown Inc. Pension Plan            9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980
--------------------------------------------------------------------------
                          Edward J. Demske TTEE                  5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056
--------------------------------------------------------------------------
BEA High Yield            Richard A. Wilson TTEE                10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232
--------------------------------------------------------------------------
                          Charles Schwab & Co.                  88.82%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122
--------------------------------------------------------------------------
BEA Emerging Markets      Wachovia Bank North Carolina          26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819
--------------------------------------------------------------------------
                          Hall Family Foundation                38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400
--------------------------------------------------------------------------
                          Arkansas Public Employees             18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704
--------------------------------------------------------------------------
BEA Emerging Markets      Charles Schwab & Co.                  22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175
--------------------------------------------------------------------------
                          Donald W. Allgood                     72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541

================================================================================

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
BEA US Core Equity        Patterson & Co.                       43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)
--------------------------------------------------------------------------
                          Credit Suisse Private Banking         13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028
--------------------------------------------------------------------------
                          Fleet National Bank Trust              5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900
--------------------------------------------------------------------------
                          Werner & Pfleiderer Pension            6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220
--------------------------------------------------------------------------
                          Washington Hebrew Congregation        11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799
--------------------------------------------------------------------------
BEA US Core Fixed         New England UFCW & Employers'         24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606
--------------------------------------------------------------------------
                          Patterson & Co.                        6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829
--------------------------------------------------------------------------
                          MAC & Co                               5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198
--------------------------------------------------------------------------
                          Fidelity Investments                   9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse First
                          Boston Employee's Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

================================================================================

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          DCA Food Industries Inc.               8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255
--------------------------------------------------------------------------
                          State St. Bank & Trust TTE             6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470
--------------------------------------------------------------------------
                          The Valley Foundation                  6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594
--------------------------------------------------------------------------
BEA Strategic Global      Sunkist Master Trust                  32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313
--------------------------------------------------------------------------
                          Patterson & Co.                       23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829
--------------------------------------------------------------------------
                          Key Trust Co. of Ohio                 18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870
--------------------------------------------------------------------------
                          Hard & Co.                            17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012
--------------------------------------------------------------------------
BEA Municipal Bond        William A. Marquard                   39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716
--------------------------------------------------------------------------
                          Arnold Leon                           13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199
--------------------------------------------------------------------------
                          Irwin Bard                             6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908

================================================================================

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          S. Finkelstein Family Fund             5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827
--------------------------------------------------------------------------
BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.       17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)
--------------------------------------------------------------------------
                          Bea Associates 401K                   11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611
--------------------------------------------------------------------------
                          John B. Hurford                       47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611
--------------------------------------------------------------------------
n/i Numeric Investors     Charles Schwab & Co. Inc.             15.3%
Micro Cap Fund            Special Custody Account for the
(Class FF)                Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
--------------------------------------------------------------------------
                          Public Inst. for Social Security       6.1%
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209
--------------------------------------------------------------------------
                          Portland General Corp.                13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202
--------------------------------------------------------------------------
                          State Street Bank and                  7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171

================================================================================

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
n/i Growth Fund           Charles Schwab & Co. Inc.             18.6%
(Class GG)                Special Custody Account for the
                          Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
--------------------------------------------------------------------------
                          U.S. Equity Investment                 6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477
--------------------------------------------------------------------------
                          Portland General Corp. VEBA            5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202
--------------------------------------------------------------------------
                          CitiBank FSB                          18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607
--------------------------------------------------------------------------
n/i Growth and Value      Charles Schwab & Co. Inc.             22.9%
Fund (Class HH)           Special Custody Account for the
                          Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
--------------------------------------------------------------------------
                          Chase Manhattan Bank                   6.2%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660
--------------------------------------------------------------------------
Boston Partners Large     Dr. Janice B. Yost                    26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302

================================================================================

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          Saxon and Co.                         12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182
--------------------------------------------------------------------------
                          Irving Fireman's Relief & Ret          8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061
--------------------------------------------------------------------------
                          John N. Brodson and                    10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611
--------------------------------------------------------------------------
                          Wells Fargo Bank                      15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308
--------------------------------------------------------------------------
                          Hawaiian Trust Company LTD             6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170
--------------------------------------------------------------------------
                          Shady Side Academy Endowment          11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238
--------------------------------------------------------------------------
Boston Partners Large     Fleet National Bank TTEE               7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692
--------------------------------------------------------------------------
                          National Financial Services           25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281

================================================================================

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          Joseph P. Scherer                     10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002
--------------------------------------------------------------------------
                          Linda C. Brodson                       7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035
--------------------------------------------------------------------------
                          John N. Brodson                        7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035
--------------------------------------------------------------------------
                          Charles Schwab & Co. Inc.             12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
--------------------------------------------------------------------------
                          Mark R. Scott                          6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090
--------------------------------------------------------------------------
Boston Partners Mid       National Financial SVCS Corp.         27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281
--------------------------------------------------------------------------
                          Charles Schwab & Co. Inc.             32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104
--------------------------------------------------------------------------
                          George B. Smithy, Jr.                 13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181

================================================================================

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          John N. Brodson                        6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035
--------------------------------------------------------------------------
                          Linda C. Brodson                       6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035
--------------------------------------------------------------------------
Boston Partners Mid       Wells Fargo Bank Cust                  5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389
--------------------------------------------------------------------------
                          USNB of Oregon                        77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208
==========================================================================
                  As of the same date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund; and as of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


                              FINANCIAL STATEMENTS

         The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997 (the "1997 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand L.L.P. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

================================================================================
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             -----------------------

                                    CONTENTS


                                                                            PAGE
INTRODUCTION................................................................  3
FINANCIAL HIGHLIGHTS........................................................  7
INVESTMENT OBJECTIVES AND POLICIES.......................................... 11
INVESTMENT LIMITATIONS...................................................... 19
PURCHASE AND REDEMPTION OF SHARES........................................... 22
NET ASSET VALUE............................................................. 27
DISTRIBUTION OF SHARES...................................................... 28
SHAREHOLDER SERVICING....................................................... 29
MANAGEMENT.................................................................. 29
DIVIDENDS AND DISTRIBUTIONS................................................. 33
TAXES....................................................................... 33
DESCRIPTION OF SHARES....................................................... 35
OTHER INFORMATION........................................................... 37



INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

================================================================================


================================================================================
                                   THE SANSOM
                                     STREET
                                     FAMILY

                             MONEY MARKET PORTFOLIO

                                MUNICIPAL MONEY
                                MARKET PORTFOLIO

                                      AND

                             GOVERNMENT OBLIGATIONS
                             MONEY MARKET PORTFOLIO

                                   Prospectus
                                December 1, 1997

================================================================================

                            THE SANSOM STREET FAMILY
                                       OF
                               THE RBB FUND, INC.


     The Sansom Street Family consists of three classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of the Sansom Street Classes offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio and a U.S. Government obligations money market portfolio. The investment objectives of each investment portfolio described in this Prospectus are as follows:

          MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

          MUNICIPAL MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.


     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO

ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


     PNC Institutional Management Corporation serves as investment adviser for these Portfolios, and PNC Bank, National Association serves as sub-adviser for the Portfolios and custodian for the Fund. PFPC Inc. serves as the administrator of the Municipal Money Market Portfolio and as transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

     Sansom Street Shares are sold by the Fund's distributor to customers maintaining accounts with banks affiliated with PNC Bank Corp. (the "Banks"). Sansom Street Shares will be sold to customers, including individuals, trusts, partnerships and corporations, who maintain accounts (such as custody, trust or escrow accounts) with the Banks, and who have authorized the Banks to invest in the Fund. Shares are sold and redeemed without any purchase or redemption charge imposed by the Fund, although the Banks may receive compensation from the Fund and charge their customer accounts for services provided in connection with the purchase or redemption of shares. See "Shareholder Servicing." Sansom Street Shares are also sold through dealers that have entered into a dealer agreement with the Fund's Distributor.

     This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the SEC Internet Website (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     DECEMBER 1, 1997

INTRODUCTION


     The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the three classes (collectively, the "Sansom Street Classes") of the Fund's shares (collectively, the "Sansom Street Shares" or "Shares") offered by this Prospectus represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio (collectively, the "Portfolios").


     The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and which present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.


     The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and which present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


     The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining,liquidity and stability of principal. To achieve its objective, the Government Obligations Money Market Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

     Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the

Portfolios will be able to maintain a stable net asset value of $1.00 per share.


     The Portfolios' investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolios and as custodian to the Fund, and PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market Portfolio and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's shares.

     An investment in any of the Portfolios is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Some or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment basis," the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."


     For detailed information of how to purchase or redeem Sansom Street Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

FEE TABLE

     The Fee Table below contains a summary of the annual operating expenses incurred by the Sansom Street Class of the Money Market Portfolio for the fiscal year ended August 31, 1997 as a percentage of average daily net assets. The figures shown for the Sansom Street Classes of the Municipal Money Market Portfolio and Government Obligations Money Market Portfolio are based on expenses expected to be incurred by such Classes of these Portfolios in the current fiscal period in the event that Shares of these Classes are offered to the public. No shares of these Classes were offered during the fiscal year ended August 31, 1997. An example based on the summary is also shown.

ANNUAL FUND OPERATING EXPENSES (SANSOM STREET CLASSES)
  AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS


                                                                     GOVERNMENT
                                                        MUNICIPAL    OBLIGATIONS
                                        MONEY MARKET  MONEY MARKET  MONEY MARKET
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO
                                        ------------  ------------  ------------
Management Fees (after waivers)(1)......     .22%          .04%            .30%
12b-1 Fees(1) ..........................     .06           .05             .05
Other Expenses..........................     .21           .30             .24
                                             ---           ---             ---
Total Fund Operating Expenses
  (Sansom Street Classes)
  (after waivers)(1)....................     .49%          .39%            .59%
                                            ====          ====             ===

(1) Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio, Management Fees would be .37%, .33% and .41%, respectively, and Total Fund Operating Expenses would be .64%, .68% and .70%, respectively.


EXAMPLE

         An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                           1 YEAR    3 YEARS  5 YEARS   10 YEARS
                                           ------    -------  -------   --------

Money Market*............................    $5       $16       $27       $61
Municipal Money Market*..................    $4       $13       $22       $49
Government Obligations Money Market*.....    $6       $19       $33       $74


* Other classes of these Portfolios are sold with different fees and expenses.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Sansom Street Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser," "Distribution of Shares" and "Shareholder Servicing" below.) Expense figures are based on actual costs and fees charged to each class. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. In addition, the investment adviser is currently voluntarily assuming additional expenses of the Money Market Portfolio. There can be no assurance that the investment adviser will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

     From time to time a Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment, operating expenses and market conditions. The yield on Shares of each of the Sansom Street Classes will fluctuate and is not necessarily representative of future results. Any fees charged by the Banks or broker/dealers directly to their customers in connection with investments in a Portfolio are not reflected in the yields on a Portfolio's Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of Sansom Street Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The table below sets forth certain information concerning the investment results of the Sansom Street Classes for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1993 through August 31, 1997 are part of the Fund's financial statements for each of the Portfolios, which have been incorporated by reference into the Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P. ("Coopers"), the Fund's independent accountants. The financial data for each such Portfolio for the periods ended August 31, 1989, 1990, 1991 and 1992 are a part of previous financial statements audited by Coopers. No financial data for the periods ended August 31, 1994, 1995, 1996 and 1997 are included for the Sansom Street Class of the Municipal Money Market Portfolio as no shares of such Class had been sold to the public during these periods and for the Sansom Street Class of the Government Obligations Money Market Portfolio as such Class ceased operations on December 4, 1991. The financial data included in the table should be read in conjunction with the financial statements and notes thereto. Further information about the performance of the Portfolios is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained free of charge by calling the telephone number on page 1 of this Prospectus.

SANSOM STREET CLASSES

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS (c)
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
                               FOR THE     FOR THE     FOR THE     FOR THE    FOR THE     FOR THE     FOR THE
                             YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                             AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                                1997        1996       1995        1994        1993        1992        1991
                             ---------   ----------  ----------  ----------  ----------  ----------  ----------


Net asset value,
    beginning of period....   $   1.00   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                              --------   --------    --------    --------    --------    --------    --------

Income from investment
   operations:
  Net investment income....     0.0510     0.0518      0.0543      0.0334      0.0304      0.0435       0.0684
  Net gains on securities
    (both realized and
     unrealized) ..........         --         --          --          --          --      0.0007          --
                              --------   --------    --------    --------    --------    --------    --------

      Total from investment
        operations.........     0.0510     0.0518      0.0543      0.0334      0.0304      0.0442      0.0684
                              --------   --------    --------    --------    --------    --------    --------
Less distributions
  Dividends (from net
    investment income).....    (0.0510)   (0.0518)    (0.0543)    (0.0334)    (0.0304)    (0.0435)    (0.0684)
  Distributions (from
    capital gains).........         --         --          --          --          --     (0.0007)         --
                              --------   --------    --------    --------    --------    --------    --------
      Total distributions..    (0.0510)   (0.0518)    (0.0543)    (0.0334)    (0.0304)    (0.0442)    (0.0684)
                              --------   --------    --------    --------    --------    --------    --------

Net asset value,
   end of period ..........   $   1.00   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                              ========   ========    ========    ========    ========    ========    ========

Total return...............      5.22%      5.30%       5.57%       3.39%       3.08%       4.51%       7.06%
Ratios/Supplemental Data
  Net assets, end of
    period (000) ..........   $570,018   $524,359    $441,614    $373,745    $190,794    $228,079    $138,418
  Ratios of expenses to
    average net assets.....     .49%(a)    .48%(a)     .39%(a)     .39%(a)     .34%(a)     .35%(a)     .37%(a)
  Ratios of net investment
    income to average
    net assets.............      5.10%      5.18%       5.43%       3.34%       3.04%       4.35%       6.84%





                                            FOR THE PERIOD
                                          SEPTEMBER 30, 1988
                                FOR THE    (COMMENCEMENT OF
                               YEAR ENDED    OPERATIONS) TO
                                 AUGUST 31,    AUGUST 31,
                                   1990          1989
                              ------------- ---------------


Net asset value,
    beginning of period....     $   1.00       $  1.00
                                --------       -------

Income from investment
   operations:
  Net investment income....       0.0810        0.0818
  Net gains on securities
    (both realized and
     unrealized) ..........           --            --
                                --------       -------

      Total from investment
        operations.........       0.0810        0.0818
                                --------       -------
Less distributions
  Dividends (from net
    investment income).....      (0.0810)      (0.0818)
  Distributions (from
    capital gains).........           --            --
                                --------       -------
      Total distributions..      (0.0810)      (0.0818)
                                --------       -------

Net asset value,
   end of period ..........     $   1.00       $  1.00
                                ========       =======

Total return...............        8.40%       9.25%(b)
Ratios/Supplemental Data
  Net assets, end of
    period (000) ..........     $106,743       $79,656
  Ratios of expenses to
    average net assets.....       .47%(a)       .50%(a)(b)
  Ratios of net investment
    income to average
    net assets.............        8.10%       9.04%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .64%, .65%, .59%, .60%, .60%, .61%, .61% and .73% for the years ended August 31, 1997, 1996, 1995,
     1994, 1993, 1992, 1991, and 1990, respectively, and .83% annualized for the period ended August 31, 1989.

(b)  Annualized

(c) Financial Highlights relate solely to the Sansom Street Class of Shares within the Portfolio.



SANSOM STREET CLASSES


                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.


FINANCIAL HIGHLIGHTS (c)
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(d)

                                         MUNICIPAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                                                                                                FOR THE PERIOD
                                                                                              SEPTEMBER 30, 1988
                                 FOR THE           FOR THE         FOR THE         FOR THE       (COMMENCEMENT
                               YEAR ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED    OF OPERATIONS) TO
                             AUGUST 31, 1993   AUGUST 31, 1992 AUGUST 31, 1991 AUGUST 31, 1990  AUGUST 31, 1989
                             ---------------   --------------- --------------- ---------------  ---------------

Net asset value,
    beginning of period......    $   1.00        $     1.00      $      1.00     $      1.00      $      1.00
                                 --------        ----------      -----------     -----------      -----------

Income from investment
  operations:
  Net investment income......      0.0233            0.0325           0.0471          0.0559           0.0537
  Net gains on securities (both
    realized and unrealized).          --                --               --              --               --
                                 --------        ----------      -----------     -----------      -----------

      Total from investment
        operations...........      0.0233            0.0325           0.0471          0.0559           0.0537
                                 --------        ----------      -----------     -----------      -----------
Less distributions
  Dividends (from  net
    investment income).......     (0.0233)          (0.0325)         (0.0471)        (0.0559)         (0.0537)
  Distributions (from capital
    gains)...................          --                --               --              --               --
                                 --------        ----------      -----------     -----------      -----------
      Total distributions....     (0.0233)          (0.0325)         (0.0471)        (0.0559)         (0.0537)
                                 --------        ----------      -----------     -----------      -----------

Net asset value,
    end of period............    $   1.00        $     1.00      $      1.00     $      1.00      $      1.00
                                 ========        ==========      ===========     ===========      ===========

Total return.................       2.35%             3.30%            4.81%           5.74%          5.99%(b)
Ratios/Supplemental Data
  Net assets, end of
    period (000).............    $    928        $3,025,781      $15,289,016     $24,781,689      $21,470,715
  Ratios of expenses to
    average net assets.......      .39%(a)           .39%(a)          .34%(a)         .38%(a)       .50%(a)(b)
  Ratios of net investment
    income to average
    net assets...............       2.33%             3.25%            4.71%           5.59%          5.93%(b)

(a) Without the waiver of advisory, administration, and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio is not reported for the periods ended August 31, 1997, 1996, 1995 and 1994 and would have been 3.02%, .87%, .73% and .77% for the years ended August 31, 1993, 1992, 1991, and 1990, respectively, and .95% annualized for the period ended August 31, 1989.

(b)  Annualized.

(c) Financial Highlights relate solely to the Sansom Street Class of Shares within the Portfolio.

(d) No Shares of this class had been sold to the public during the periods ended August 31, 1997, 1996, 1995 and 1994.



SANSOM STREET CLASSES


                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.


FINANCIAL HIGHLIGHTS (c)
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                                                                             FOR THE PERIOD
                                                                                            OCTOBER 18, 1988
                                         FOR THE            FOR THE            FOR THE        (COMMENCEMENT
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED     OF OPERATIONS) TO
                                   AUGUST 31, 1992(d)   AUGUST 31, 1991    AUGUST 31, 1990   AUGUST 31, 1989
                                   ------------------   ---------------    ---------------   ---------------

Net asset value,
    beginning of period.........      $     1.00          $      1.00        $      1.00       $      1.00
                                      ----------          -----------        -----------       -----------

Income from investment operations:
  Net investment income.........          0.0153               0.0699             0.0843            0.0816
  Net gains on securities (both
    realized and unrealized)....              --                   --                 --                --
                                     -----------        -------------      -------------     -------------

      Total from investment
        operations..............          0.0153               0.0699             0.0843            0.0816
                                     -----------          -----------        -----------       -----------
Less distributors
  Dividends (from net investment
    income).....................         (0.0153)             (0.0699)           (0.0843)          (0.0816)
  Distributions (from capital
    gains)......................              --                   --                 --                --
                                     -----------        -------------      -------------     -------------
      Total distributions.......         (0.0153)             (0.0699)           (0.0843)          (0.0816)
                                     -----------          -----------        -----------       -----------

Net asset value, end of period..     $      1.00          $      1.00        $      1.00       $      1.00
                                     ===========          ===========        ===========       ===========

Total return....................         6.02%(b)               7.23%              8.79%           9.31%(b)
Ratios/Supplemental Data
  Net assets, end of
    period (000)................              --          $       125        $       125       $       125
  Ratios of expenses to average
    net assets..................            --(a)                --(a)              --(a)             --(a)
  Ratios of net investment income
    to average net assets.......           5.85%                6.99%              8.43%           8.91%(b)

(a) Without the waiver of advisory, distribution and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio is not reported for the periods ended December 4, 1991, August 31, 1991, 1990 and 1989 as no shares of the Sansom Street Class of that Portfolio had been sold to the public during such years.

(b)  Annualized.

(c) Financial Highlights relate solely to the Sansom Street Class of Shares within the Portfolio.

(d)  This Class of shares ceased operations on December 4, 1991.



INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIO


     The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." There is no assurance that the investment objective of the Portfolio will be achieved. The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

     BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent requirements and less market liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.

     Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

     VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


     U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

     ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods the reinvestment of proceeds by a portfolio will generally be at lower rates than the rates on the prepaid obligations.

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

     MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies -- Municipal Money Market Portfolio -- Municipal Obligations."

     GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


     WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

     ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Ratings Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.

                        MUNICIPAL MONEY MARKET PORTFOLIO

     The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax- Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Portfolio will be achieved.


     MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

     The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

     The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


     Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state,
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.


     TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution).

Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.


     WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis as described under "Investment Objectives and Policies--Money Market Portfolio-- When-Issued Securities."

     STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio as described under "Investment Objectives and Policies --Money Market Portfolio--Stand-By Commitments."

     ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio--Eligible Securities and "Investment Objectives and Policies" in the Statement of Additional Information.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities as described under "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

     The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instru- mentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal. There is no assurance that the investment objective of the Portfolio will be achieved.

     Due to fluctuations in interest rates, the market values of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities may vary. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

     REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a more complete description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. For a more complete description of reverse repurchase agreements see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements."

     MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. The Fund may also acquire asset-backed securities as described under "Investment Objectives and Policies--Money Market
Portfolio--Asset-Backed Securities."

     LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

     ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities as described under "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.



INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios' respective investment objectives and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolios may not, however, change the following investment limitations (except as noted) without such a vote of their respective shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Portfolios may not borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of a Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

     The Money Market and Municipal Money Market Portfolios may not:

     1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Portfolio, except that up to 25% of the value of a Portfolio's total assets may be invested without regard to such 5% limitation.

         The Money Market Portfolio may not:

     1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

     2. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

     So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

          1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three Business Days (as defined below). "First Tier Securities" include eligible securities that
     (i) if rated by more than one Rating

     Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
     (iv) above will be approved or ratified by the Board of Directors.

          2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

          3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

         The Municipal Money Market Portfolio may not:

     1. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in obligations at the time of purchase to be invested in obligations of issuers in the same industry.

In addition, the Portfolio may not, without a shareholder vote, change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.


         The Government Obligations Money Market Portfolio may not:

     1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.


     2. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.



PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
                               PURCHASE PROCEDURES


     Sansom Street Shares are sold without a sales load on a continuous basis by the Fund's Distributor. Only Shares of the Sansom Street Class representing interests in the Money Market Portfolio are currently offered to the public. Purchase of Shares may be made through the Banks acting on behalf of their customers, including individuals, trusts, partnerships and corporations who maintain accounts (such as custody, trust or escrow accounts) with the Banks and who have authorized the Bank to invest in the Fund on the customer's behalf. Investors may also purchase Shares through broker-dealers (a "Dealer") that have entered into a dealer agreement with the Fund's Distributor. The minimum initial investment by an investor is $1,500. There is no minimum subsequent investment.

     Purchases of Shares may be effected through the customers accounts at the Banks or investor accounts with the Dealer through procedures established in connection with the requirements of accounts at the Banks or at such Dealer. Confirmations of Share purchases and redemptions will be sent to the Banks or such Dealer. Beneficial ownership of Sansom Street Shares will be recorded by the Banks or such Dealer and reflected in the account statements provided by such Banks or by such Dealer to investors. If you wish to purchase Sansom Street Shares, contact your Bank or a Dealer.

     The Banks may also impose minimum customer account requirements. Although the Banks do not impose a sales charge for purchases of Sansom Street Shares, depending upon the terms of the particular customer account, the Banks may charge the account fees for automatic investment and other cash management services. Information concerning these minimum account requirements, services and any charges will be provided by the Banks before the customer authorizes the initial purchase of shares. This Prospectus should be read in conjunction with any information received from the Banks. See "Shareholder Servicing."

     The Sansom Street Class of the Money Market Portfolio is also available through Robertson Stephens, a registered broker-dealer that has entered into a dealer Agreement with the Fund's

Distributor. For distribution services with respect to that Class of shares of the Portfolio held by this firm, the Fund's Distributor pays Robertson Stephens up to .25% of the average annual daily net asset value of such accounts. Purchases made through this program does not require customers to pay a transaction fee.

     DIRECT PURCHASES THROUGH A DEALER. An investor may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (an "Application") and mailing it, together with a check payable to "Sansom Street Money Market," to "Sansom Street Money Market," c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.


     The Fund reserves the right to reject any purchase order.


     All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after receipt of the purchase order in good order and Federal Funds are available to the Fund. Purchase orders received after its close of business are priced at the net asset value next determined on the following "Business Day." A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. In those cases in which an investor pays for Shares by check, Federal Funds will generally become available two Business Days after the check is received. Purchase orders for Shares are accepted only on Business Days.

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Sansom Street Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Sansom Street Shares.


                              REDEMPTION OF SHARES


     Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. It is the responsibility of the Banks and the Dealers to transmit promptly to PFPC a customer's redemption request. In the case of shareholders holding share certificates, the certificates must accompany the redemption request. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

     REDEMPTION OF SHARES IN AN ACCOUNT FOR BANK CUSTOMERS. A customer may redeem all or part of his Sansom Street Shares in accordance with instructions and limitations pertaining to his account at the Bank. Redemption orders are effected at the net asset value per share determined after receipt of the order by PFPC. Payment for redemption orders received by PFPC on a Business Day before 12:00 noon Eastern Time will be wired the same day in Federal Funds to the customers account at the Bank, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. Payment for redemption orders which are received between 12:00 noon Eastern Time and the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on a Business Day will be wired in Federal Funds to the customers account on the next bank business day following receipt of the redemption request. No charge for wiring redemption payments is imposed by the Fund, although the Banks may charge customer accounts for redemption services.

     REDEMPTION OF SHARES IN AN ACCOUNT FOR NON-BANK CUSTOMERS. An investor who beneficially owns Shares through an Account may redeem Shares in his account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC from the broker by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading of the NYSE on a Business Day, the redemption will be effective as of the close of regular trading of the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

     An investor's brokerage firm may also redeem each day a sufficient number of Shares to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit-balance or charge.


     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request to "Sansom Street Money Market," c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, a signature guarantee is required. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted.

     Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Portfolios, the Distributor, PFPC nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Fund's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and the name of the portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

     The proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.


     REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cashed at other banks.

                          OTHER REDEMPTION INFORMATION


     The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by the Fund's transfer agent of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of redemption proceeds may be delayed for a period up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing shares using a certified or bank check if they anticipate an immediate need for redemption proceeds.

     The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in a Sansom Street Class involuntarily, on thirty days' notice, if such account falls below $500 and during such thirty-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset values per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders are determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB, is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE is closed, as well as Veterans' Day and Columbus Day. The net asset values per share of each class of the Portfolios are calculated by adding the value of the proportionate interest of each class in the securities, cash, and other assets of the Portfolio, deducting actual and accrued liabilities of such class and dividing the result by the number of outstanding shares of the class. The net asset value per share of each class is determined independently of any of the Fund's other classes.


     The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of

Shares." There can be no assurance that net asset value per share will not vary.

     With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------


     Counsellors Securities Inc. (the "Distributor") acts as distributor for each of the Sansom Street Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements") with the Fund. The Distributor pays for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Portfolios of the Fund as well as for related direct mail, advertising expenses and promotional expenses. The Distributor monitors the support services provided by the Banks as described in "Shareholder Servicing" below.


DISTRIBUTION ARRANGEMENTS


     The Board of Directors of the Fund approved and adopted the Distribution Agreements and separate Plans of Distribution for each of the Sansom Street Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Sansom Street Class a distribution fee, which is accrued daily and paid monthly, of up to .20% on an annualized basis of the daily net assets of the relevant Sansom Street Class. The actual amount of such compensation under the Plans is agreed upon by the Fund's Board of Directors and by the Distributor. Under the Distribution Agreements for the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio, the Distributor has agreed to accept compensation for its services thereunder and under the relevant Plan in the amount of .05% on an annualized basis. Such compensation may be increased up to the amount permitted under the Plan, with the approval of the Fund's Board of Directors. Under the Distribution Agreement for the Money Market Portfolio, the Distributor has agreed to accept compensation for its services thereunder and under the relevant Plan in the amount of .06% on an annualized basis. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Sansom Street Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.


     Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Sansom Street Class the fee set forth above. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.



SHAREHOLDER SERVICING
--------------------------------------------------------------------------------

     The Fund has adopted a Shareholder Servicing Plan on behalf of the Classes under which the Fund may enter into service agreements with the Banks. As compensation for their services under these agreements, the Plan provides that Banks may receive up to .20% (on an annualized basis) of the average daily net asset value of such Shares. The Fund has and will continue to enter into service agreements with the Banks pursuant to which the Banks will render certain support services to customers in consideration for payment of .10% (on an annualized basis) of the average daily net asset value of such Shares. Such services may include aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PFPC; processing dividend payments from the Fund on behalf of customers; providing information periodically to customers showing their positions in the Sansom Street Classes; providing sub-accounting with respect to the Sansom Street Shares beneficially owned by customers or the information necessary for sub-accounting; and providing certain statistical and factual information. In accordance with the conditions of an exemptive order granted by the Securities and Exchange Commission, each service agreement will provide that a Bank will waive its servicing fee with respect to a Sansom Street Class on any day to the extent necessary to assure that the servicing fee required to be accrued by such Class does not exceed the income of such Class on that day. Customers who are beneficial owners of Sansom Street Shares should read this Prospectus in light of the terms governing their accounts with the Banks. For the fiscal year ended August 31, 1997, the Fund paid PNC Bank shareholder services fees aggregating
 .10% of the average daily net assets of the Money Market Portfolio under the Plan.



MANAGEMENT
--------------------------------------------------------------------------------
BOARD OF DIRECTORS


     The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two investment portfolios. Each of the Sansom Street Classes represents interests in one of the following portfolios:

the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER


     PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly-owned subsidiary of PNC Bancorp Inc. PNC Bancorp, Inc., is a bank holding company and a wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

     As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.

     For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of assets in excess of $500 million. For the services provided and expenses assumed by it with respect to the Municipal Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and
 .25% of net assets in excess of $500 million. PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolios for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC.

In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.

     For the fiscal year ended August 31, 1997, the Fund paid investment advisory fees aggregating .22% of the average net assets of the Money Market Portfolio. For the same period PIMC waived approximately .15% of the average net assets of the Money Market Portfolio.


ADMINISTRATOR


     PFPC serves as the administrator for the Municipal Money Market Portfolio and generally assists such Portfolio in all aspects of its administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market Portfolio. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


     PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

     Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Sansom Street Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements") with the Fund on behalf of each of the Sansom Street Classes.


EXPENSES


         The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based on the relative net assets of the investment portfolios at the time such expenses were accrued. The Sansom Street Classes of the Fund pay their own distribution fees, and may pay a different share than other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Sansom Street Classes or if they receive different services.

     The investment adviser may assume expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of lowering yield to investors.

     For the fiscal year ended August 31, 1997, the total expenses were .64% of average net assets with respect to the Sansom Street Class of the Money Market Portfolio (not taking into account waivers and reimbursements of .15%). The Sansom Street Classes of the Government Obligations Money Market Portfolio and Municipal Money Market Portfolio did not incur any expenses, as no Shares of such Classes had been sold to the public during the fiscal year ended August 31, 1997.



BANKING LAWS


     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Act of 1956 or any bank or nonbank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of such a customer. PNC Bank, PIMC, PFPC, as well as the Banks, are subject to such banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


     Should future legislative, judicial or administrative action prohibit or restrict the activities of Banks in connection with the provision of support services to their customers, the Fund might be required to alter materially or cause the Fund to discontinue its arrangements with Banks generally and change its method of operations with respect to the Sansom Street Shares. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per share or result in a financial loss to any customer.



DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Sansom Street Class unless a shareholder elects otherwise.

     The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.



TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

     Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.


     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a share-holder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     The Municipal Money Market Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." Investors in this Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 28% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum tax liability. Although it does not currently intend to do so, the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments.

     The Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.


     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on

December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


     An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from such Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.


     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal income tax consequences described above.



DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


         The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

     The Fund offers multiple classes of shares in each of its Money Market, Municipal Money Market and Government Obligations Money Market Portfolios to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.


     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE SANSOM STREET CLASSES OF THE MONEY MARKET, MUNICIPAL MONEY MARKET AND GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE SANSOM STREET CLASSES OF THESE PORTFOLIOS.

     Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.


     The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


     Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all of the classes of the Fund.

     The Fund will issue share certificates for Sansom Street Shares only upon the written request of a shareholder sent to PFPC.



OTHER INFORMATION
--------------------------------------------------------------------------------
REPORTS AND INQUIRIES


     Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll free (800) 430-9618.

                              SANSOM STREET FAMILY

                             MONEY MARKET PORTFOLIO,
                      MUNICIPAL MONEY MARKET PORTFOLIO AND
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information provides supplementary information pertaining to shares of three classes (the "Sansom Street Shares") representing interests in three investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Sansom Street Family Prospectus of the Fund, dated December 1, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.

                                    CONTENTS
                                                                     Prospectus
                                                          PAGE          PAGE
                                                          ----       ----------
General............................................         2           3,4,35
Investment Objectives and Policies.................         2               11
Directors and Officers.............................        16              N/A
Investment Advisory, Distribution and
      Servicing Arrangements.......................        21         28,29,30
Portfolio Transactions.............................        28               30
Purchase and Redemption Information................        29               22
Valuation of Shares................................        30               27
Performance Information............................        32              N/A
Taxes..............................................        34               35
Additional Information Concerning
      Fund Shares..................................        38               35
Miscellaneous......................................        42              N/A
Financial Statements...............................        52              N/A
Appendix...........................................       A-1              N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to three classes of shares (the "Sansom Street Classes") each representing interests in one of three investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. The Sansom Street Classes are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market Portfolio or the Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of variable floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market and Municipal Money Market Portfolios may purchase "when- issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio or the Municipal Money Market Portfolio has such commitments outstanding, they will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when issued" securities will not exceed 25% of the value of a Portfolio's total assets absent unusual market conditions. When either the Money Market Portfolio or the Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio and the Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio or the Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


                  Each of the Money Market Portfolio and the Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either of such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by either such Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio and the Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. These Portfolios' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio and the Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.


                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Money Market and Government Obligations Money Market Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying
(2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or
(b) that are not unconditional, provided that the demand feature satisfies (2),
(3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one Rating Organization or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio and the Government Obligations Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         The Portfolios may purchase securities which are not registered under the Securities Act but which nay be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS


                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal
Money Market Portfolio may:


                                    (1)   borrow money, except from banks for
         temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                                    (2)   purchase securities of any one issuer,
         other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                                    (3)   purchase securities on margin, except
         for short-term credit necessary for clearance of portfolio transactions;


                                    (4)  underwrite securities of other issuers,
         except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                                    (5)   make short sales of securities or
         maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                                    (6)   purchase or sell real estate, provided
         that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                                    (7)   purchase or sell commodities or
         commodity contracts;

                                    (8)   invest in oil, gas or mineral
         exploration or development programs;

                                    (9)   make loans except that a Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                                    (10)  purchase any securities issued by any
         other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                                    (11)  make investments for the purpose of
         exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax; (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.


                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.


                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission ("SEC") and would be disclosed in the Prospectus prior to being made.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.


                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                           1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)


                           3. Act as an underwriter.

                           4. Make loans, except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.
                               -------------------



                             DIRECTORS AND OFFICERS


                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:

NAME AND ADDRESS                                     PRINCIPAL OCCUPATION
     AND AGE                POSITION WITH FUND      DURING PAST FIVE YEARS
----------------            ------------------      ----------------------
Arnold M. Reichman, 49*     Director                Senior Managing
466 Lexington Avenue                                Director, Chief
New York, NY  10017                                 Operating Officer and
                                                    Assistant Secretary,
                                                    Warburg Pincus
                                                    Asset Management,
                                                    Inc.; Director and
                                                    Executive Officer of
                                                    Counsellors Securities
                                                    Inc.;
                                                    Director/Trustee of
                                                    various investment
                                                    companies advised by
                                                    Warburg Pincus
                                                    Asset Management, Inc.

NAME AND ADDRESS                                     PRINCIPAL OCCUPATION
     AND AGE                POSITION WITH FUND      DURING PAST FIVE YEARS
----------------            ------------------      ----------------------
Robert Sablowsky, 58**      Director                Senior Vice President,
110 Wall Street                                     Fahnestock Co., Inc.
New York, NY  10005                                 (a registered broker-
                                                    dealer); prior to
                                                    October 1996,
                                                    Executive Vice
                                                    President of Gruntal &
                                                    Co., Inc., (a
                                                    registered broker-dealer).

Francis J. McKay, 60        Director                Since 1963, Executive
7701 Burholme Avenue                                Vice President, Fox
Philadelphia, PA  19111                             Chase Cancer Center
                                                    (biomedical research
                                                    and medical care).

Marvin E. Sternberg, 62     Director                Since 1974, Chairman,
937 Mt. Pleasant Road                               Director and
Bryn Mawr, PA  19010                                President, Moyco
                                                    Industries, Inc.
                                                    (manufacturer of
                                                    dental supplies and
                                                    precision coated
                                                    abrasives); since
                                                    1968, Director and
                                                    President, Mart MMM,
                                                    Inc. (formerly
                                                    Montgomeryville
                                                    Merchandise Mart
                                                    Inc.) and Mart PMM,
                                                    Inc. (formerly
                                                    Pennsauken Merchandise
                                                    Mart, Inc.) (shopping
                                                    centers); and since
                                                    1975, Director and
                                                    Executive Vice
                                                    President, Cellucap
                                                    Mfg. Co., Inc.
                                                    (manufacturer of
                                                    disposable headwear).

NAME AND ADDRESS                                     PRINCIPAL OCCUPATION
     AND AGE                POSITION WITH FUND      DURING PAST FIVE YEARS
----------------            ------------------      ----------------------
Julian A. Brodsky, 63       Director                Director and Vice-
1234 Market Street                                  Chairman since 1969
16th Floor                                          Comcast Corporation
Philadelphia, PA                                    (cable television and
19107-3723                                          communications);
                                                    Director, Comcast
                                                    Cablevision of Philadelphia
                                                    (cable television and
                                                    communications) and Nextel
                                                    (wireless communications).

Donald van Roden, 72        Director                Self-employed
1200 Old Mill Lane                                  businessman.  From
Wyomissing, PA  19610                               February 1980 to March
                                                    1987, Vice Chairman,
                                                    SmithKline Beecham
                                                    Corporation
                                                    (pharmaceuticals); Director,
                                                    AAA Mid- Atlantic (auto
                                                    service); Director, Keystone
                                                    Insurance Co.

Edward J. Roach, 73         President and           Certified Public
Suite 100                   Treasurer               Accountant; Vice
Bellevue Park                                       Chairman of the Board,
Corporate Center                                    Fox Chase Cancer
400 Bellevue Parkway                                Center; Trustee
Wilmington, DE  19809                               Emeritus, Pennsylvania
                                                    School for the Deaf; Trustee
                                                    Emeritus, Immaculata
                                                    College; President or Vice
                                                    President and Treasurer of
                                                    various investment companies
                                                    advised by PNC Institutional
                                                    Management Corporation;
                                                    Director, The Bradford
                                                    Funds, Inc.

NAME AND ADDRESS                                     PRINCIPAL OCCUPATION
     AND AGE                POSITION WITH FUND      DURING PAST FIVE YEARS
----------------            ------------------      ----------------------
Morgan R. Jones, 58         Secretary               Chairman of the law
Drinker Biddle &                                    firm of Drinker Biddle
Reath LLP                                           & Reath LLP;
1345 Chestnut Street                                Director, Rocking
Philadelphia, PA                                    Horse Child Care
19107-3496                                          Centers of America,
                                                    Inc.


-------------------

* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.



                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor, and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:



                                               DIRECTORS' COMPENSATION



                                                         PENSION OR                                    TOTAL
                                                         RETIREMENT                                    COMPENSATION
                                                         BENEFITS               ESTIMATED              FROM REGISTRANT
                                  AGGREGATE              ACCRUED AS             ANNUAL BENEFITS        AND FUND
                                  COMPENSATION           PART OF FUND           UPON                   COMPLEX1 PAID
NAME OF PERSON/ POSITION          FROM REGISTRANT        EXPENSES               RETIREMENT             TO DIRECTORS
------------------------          ---------------        -------------          -------------          ------------



Julian A. Brodsky,                $16,000                     N/A                    N/A                   $16,000
Director

Francis J. McKay,                 $19,000                     N/A                    N/A                   $19,000
Director

Arnold M. Reichman,               $ 0                         N/A                    N/A                       $ 0
Director

Robert Sablowsky,                 $ 8,000                     N/A                    N/A                   $ 8,000
Director

Marvin E. Sternberg,              $19,000                     N/A                    N/A                   $19,000
Director

Donald van Roden,                 $24,000                     N/A                    N/A                   $24,000
Director and Chairman

----------------------
1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.




                  On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee) pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolios' adviser, PNC Bank, National Association ("PNC Bank"), the Portfolios' sub- adviser and the Fund's custodian, PFPC Inc. ("PFPC"), the Municipal Money Market Portfolio's administrator and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the

Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. PNC Bank renders sub- advisory services to each of the Portfolios pursuant to separate sub-advisory agreements, each dated August 16, 1988. Pursuant to the sub-advisory agreements, PNC Bank is entitled to receive from PIMC an annual fee calculated at the rate of 75% of the advisory fees paid to PIMC on behalf of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

================================================================================
                             FEES PAID
                        (AFTER WAIVERS AND
PORTFOLIOS               REIMBURSEMENTS)     WAIVERS    REIMBURSEMENTS
--------------------------------------------------------------------------------
Money Market                $5,366,431     $3,603,130      $469,986
Portfolio
--------------------------------------------------------------------------------
Municipal Money               $201,095     $1,269,553       $14,921
Market Portfolio
--------------------------------------------------------------------------------
Government                  $1,774,123       $647,063      $404,193
Obligations Money
Market Portfolio
--------------------------------------------------------------------------------

                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

================================================================================
                             FEES PAID
                        (AFTER WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)    WAIVERS    REIMBURSEMENTS
--------------------------------------------------------------------------------
Money Market               $ 4,174,375    $ 3,527,715     $ 342,158
Portfolio
--------------------------------------------------------------------------------
Municipal Money              $ 190,687    $ 1,218,973     $  17,576
Market Portfolio
--------------------------------------------------------------------------------
Government                 $ 1,638,622     $  671,811     $ 406,954
Obligations Money
Market Portfolio
================================================================================

                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

================================================================================
                             FEES PAID
                        (AFTER WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)    WAIVERS    REIMBURSEMENTS
--------------------------------------------------------------------------------
Money Market               $ 2,274,697    $ 2,589,832     $  12,047
Portfolio
--------------------------------------------------------------------------------
Municipal Money            $    67,752    $ 1,041,321     $  11,593
Market Portfolio
--------------------------------------------------------------------------------
Government                 $   780,122    $   398,363     $       0
Obligations Money
Market Portfolio
================================================================================


                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. The Sansom Street classes of the Fund pay their own distribution fees, and may pay a different share than other classes of the Fund (excluding advisory, sub-advisory and custodial fees) if those expenses are actually incurred in a different amount.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENT. PFPC serves as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market Portfolio, statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or the Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market Portfolio.


                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

================================================================================
PORTFOLIOS                   FEES PAID       WAIVERS      REIMBURSEMENTS
--------------------------------------------------------------------------------
Municipal Money Market       $ 448,548         $ 0             $ 0
Portfolio
================================================================================

                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

================================================================================
PORTFOLIOS                  FEES PAID       WAIVERS        REIMBURSEMENTS
--------------------------------------------------------------------------------
Municipal Money Market      $ 428,209         $ 0               $ 0
Portfolio
================================================================================

                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

================================================================================
PORTFOLIOS                 FEES PAID     WAIVERS       REIMBURSEMENTS
--------------------------------------------------------------------------------
Municipal Money Market     $ 321,790     $ 6,233            $ 0
Portfolio
===============================================================================-


                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.


                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Shares pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems Shares of each of the Portfolio, (b) addresses and mails all communications by each Portfolio to record owners of Shares of shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives reimbursement of its out-of-pocket expenses.

                  DISTRIBUTION AND SERVICING AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Sansom Street Classes (collectively, the "Distribution Agreements"), and separate Plans of Distribution for each of the Sansom Street Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Sansom Street Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus.

                  Each of the Plans was approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Sansom Street Class under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Sansom Street Class; and (4) while the Plans remain in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund. The Fund believes that the Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock & Co., Inc.

                  During the year or period ended August 31, 1997, the Fund paid distribution fees to the Fund's Distributor under the Plans for the Sansom Street Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio in the aggregate amounts of $358,899, $0 and $0, respectively. Of the amount paid to the Distributor on behalf of the Money Market Portfolio, $91,119 was paid to Robertson Stephens and $267,780 as retained by the Fund's Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the fiscal year ended August 31, 1997 no shares of the Sansom Street Classes of the Municipal Money Market and Government Obligations Money Market Portfolios were sold to the public.

                  As stated in the Prospectus for the Sansom Street Classes, the Fund has adopted a Shareholder Servicing Plan on behalf of the Sansom Street Classes under which the Fund may enter into service agreements with banks that are affiliated with PNC Bank Corp. (the "Banks"). The Plan provides that the Banks that are recordholders of shares of the Sansom Street Classes may receive a fee of up to .20% under the Plan for services to their customers who are beneficial owners of shares of the Sansom Street Classes ("Customers"). The Fund has entered into agreements with the Banks pertaining to the provision of support services to the Customers in consideration of the Fund's payment of .10% (on an annualized basis) of the net asset value of such Shares. Such services include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the PFPC; (ii) periodically providing Customers information showing their positions in shares;
(iii) processing dividend payments from the Fund on behalf of Customers; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the service organization; (vi) providing sub- accounting with respect to shares of the Sansom Street Classes beneficially owned by Customers or the information necessary for sub-accounting; (vii) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers, if required by law; and (viii) other similar services if requested by the Fund. The Banks also agree to maintain records relating to transactions in shares of the Sansom Street Classes, and to provide the Fund with such statistical and factual information as the Fund may request. Agreements between the Fund and the Banks are terminable at any time by the Fund without penalty. The Distributor will monitor the support services provided by the Banks under such agreements.

                  During the year ended August 31, 1997, the Fund paid fees to Banks under the relevant agreements for the Sansom Street Classes of each of the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio in the amount of $535,524, $0 and $0, respectively.

                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that each of the Money Market Portfolio and Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.


                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.


                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.

                  The Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following Portfolios held the following securities:

================================================================================
PORTFOLIO                 SECURITY                       VALUE
--------------------------------------------------------------------------------
Money Market            Bear Stearns                 $ 105,000,000
Portfolio               Companies, Inc.
                        Commercial Paper
--------------------------------------------------------------------------------
Money Market            Bear Stearns                 $ 20,000,000
Portfolio               Companies, Inc.
                        Corporate
                        Obligation
================================================================================




                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                  A shareholder of record may be required by the Fund's Board of Directors to redeem shares in any Class if the balance in such shareholder's account drops below $500 and the shareholder does not increase its balance to at least $500 upon 30 days' written notice. If a Customer has agreed with a particular Bank to maintain a minimum balance in his account, and the balance in the Bank account falls below that minimum, the Customer may be obliged to redeem all or part of his shares in each Portfolio to the extent necessary to maintain the minimum balance required.


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of the class in a Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of the Fund is determined independently of the other classes of the Fund. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. Each Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. (Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The FRB is currently closed on weekends and the same holidays the NYSE as well as Veterans' Day and Columbus Day.

                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity greater than 13 months under Rule 2a-7 of the 1940 Act, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into


                                      -30-
P
consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.


                             PERFORMANCE INFORMATION

         Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven- calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  The annualized yields for the seven-day period ended August 31, 1997 for the Sansom Street Class of the Money Market Portfolio before waivers was as follows:

================================================================================
                                                         TAX-EQUIVALENT YIELD
                                                          (ASSUMES A FEDERAL
                                     EFFECTIVE                  INCOME
PORTFOLIO              YIELD           YIELD               TAX RATE OF 28%)
--------------------------------------------------------------------------------
Money Market           5.08%           5.21%                     N/A
================================================================================

                  The annualized yields for the seven-day period ended August 31, 1997 for the Sansom Street Class of the Money Market Portfolio after waivers was as follows:

================================================================================
                                                         TAX-EQUIVALENT YIELD
                                                          (ASSUMES A FEDERAL
                                    EFFECTIVE                   INCOME
PORTFOLIO              YIELD          YIELD                TAX RATE OF 28%)
--------------------------------------------------------------------------------
Money Market           5.23%          5.36%                      N/A
================================================================================

                  During the foregoing time period, Shares of the Sansom Street Classes of the Municipal Money Market and Government Obligations Money Market Portfolios were not offered.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication thaT monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent publication that monitors the performance of mutual funds.

                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").


                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio and Government Obligations Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio is designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Municipal Money Market Portfolio are not included in the shareholder's gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.


                  The Municipal Money Market Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio and Municipal Money Market Portfolio may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such stand-by commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of stand-by commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although the Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest or AMT Interest, up to 20% of the net assets of such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders in accordance.

                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.


                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock

(Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal
Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta

3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class I Common Stock, Class J Common Stock and Class K Common Stock constitute the Sansom Street Family Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the n/i Numeric Investors Family, the Boston Partners Family, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family and the Janney Montgomery Scott Money Funds Family represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios; the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.


                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

================================================================================
PORTFOLIO                 NAME AND ADDRESS                     PERCENT OWNED
--------------------------------------------------------------------------------
Cash Preservation         Jewish Family and Children's            44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103
--------------------------------------------------------------------------------
                          Dominic and Barbara Pisciotta           15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303
--------------------------------------------------------------------------------
Cash Preservation         Kenneth Farwell and Valerie             11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107
--------------------------------------------------------------------------------
                          Gary L. Lange and                       32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750
--------------------------------------------------------------------------------
                          Andrew Diederich and                     6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131
--------------------------------------------------------------------------------
                          Gwendolyn Haynes                         5.2%
                          2757 Geyer
                          St. Louis, MO  63104

================================================================================
PORTFOLIO                 NAME AND ADDRESS                     PERCENT OWNED
--------------------------------------------------------------------------------
                          Savannah Thomas Trust                   6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119
--------------------------------------------------------------------------------
Sansom Street Money       Wasner & Co.                           32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113
--------------------------------------------------------------------------------
                          Saxon and Co.                          65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182
--------------------------------------------------------------------------------
BEA International         Blue Cross & Blue Shield of             6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106
--------------------------------------------------------------------------------
                          Credit Suisse Private Banking           6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028
--------------------------------------------------------------------------------
                          Indiana University Foundation           5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500
--------------------------------------------------------------------------------
                          Employees Ret. Plan Marshfield          5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449
--------------------------------------------------------------------------------
                          State Street Bank & Trust               5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992
--------------------------------------------------------------------------------
BEA International         Bob & Co.                              87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)

================================================================================
PORTFOLIO                 NAME AND ADDRESS                     PERCENT OWNED
--------------------------------------------------------------------------------
                          TRANSCORP                              10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535
--------------------------------------------------------------------------------
BEA High Yield            Fidelity Investments                   15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987
--------------------------------------------------------------------------------
                          Guenter Full Trust Michelin            17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001
--------------------------------------------------------------------------------
                          C S First Boston Pension Fund           6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002
--------------------------------------------------------------------------------
                          Southdown Inc. Pension Plan             9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980
--------------------------------------------------------------------------------
                          Edward J. Demske TTEE                   5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056
--------------------------------------------------------------------------------
BEA High Yield            Richard A. Wilson TTEE                 10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232
--------------------------------------------------------------------------------
                          Charles Schwab & Co.                   88.82
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122

================================================================================
PORTFOLIO                 NAME AND ADDRESS                     PERCENT OWNED
--------------------------------------------------------------------------------
BEA Emerging Markets      Wachovia Bank North Carolina           26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819
--------------------------------------------------------------------------------
                          Hall Family Foundation                 38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400
--------------------------------------------------------------------------------
                          Arkansas Public Employees              18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704
--------------------------------------------------------------------------------
BEA Emerging Markets      Charles Schwab & Co.                   22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175
--------------------------------------------------------------------------------
                          Donald W. Allgood                      72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541
--------------------------------------------------------------------------------
BEA US Core Equity        Patterson & Co.                        43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)
--------------------------------------------------------------------------------
                          Credit Suisse Private Banking          13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028
--------------------------------------------------------------------------------
                          Fleet National Bank Trust               5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900
--------------------------------------------------------------------------------
                          Werner & Pfleiderer Pension             6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220

================================================================================
PORTFOLIO                 NAME AND ADDRESS                     PERCENT OWNED
--------------------------------------------------------------------------------
                          Washington Hebrew Congregation         11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799
--------------------------------------------------------------------------------
BEA US Core Fixed         New England UFCW & Employers'          24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606
--------------------------------------------------------------------------------
                          Patterson & Co.                         6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829
--------------------------------------------------------------------------------
                          MAC & Co                                5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198
--------------------------------------------------------------------------------
                          Fidelity Investments                    9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse First
                          Boston Employee's Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987
--------------------------------------------------------------------------------
                          DCA Food Industries Inc.                8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255
--------------------------------------------------------------------------------
                          State St. Bank & Trust TTE              6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470
--------------------------------------------------------------------------------
                          The Valley Foundation                   6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594
--------------------------------------------------------------------------------
BEA Strategic Global      Sunkist Master Trust                   32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313
--------------------------------------------------------------------------------
                          Patterson & Co.                        23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

================================================================================
PORTFOLIO                 NAME AND ADDRESS                     PERCENT OWNED
--------------------------------------------------------------------------------
                          Key Trust Co. of Ohio                  18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870
--------------------------------------------------------------------------------
                          Hard & Co.                             17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012
--------------------------------------------------------------------------------
BEA Municipal Bond        William A. Marquard                    39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716
--------------------------------------------------------------------------------
                          Arnold Leon                            13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199
--------------------------------------------------------------------------------
                          Irwin Bard                              6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908
--------------------------------------------------------------------------------
                          S. Finkelstein Family Fund              5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827
--------------------------------------------------------------------------------
BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.        17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)
--------------------------------------------------------------------------------
                          Bea Associates 401K                    11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611
--------------------------------------------------------------------------------
                          John B. Hurford                        47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611
--------------------------------------------------------------------------------
n/i Numeric Investors     Charles Schwab & Co. Inc.              15.3%
Micro Cap Fund            Special Custody Account for the
(Class FF)                Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

================================================================================
PORTFOLIO                 NAME AND ADDRESS                     PERCENT OWNED
--------------------------------------------------------------------------------
                          Public Inst. for Social Security                  6.1%
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209
--------------------------------------------------------------------------------
                          Portland General Corp.                           13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202
--------------------------------------------------------------------------------
                          State Street Bank and                             7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171
--------------------------------------------------------------------------------
n/i Numeric Investors     Charles Schwab & Co. Inc.                        18.6%
Growth Fund               Special Custody Account for the
(Class GG)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
--------------------------------------------------------------------------------
                          U.S. Equity Investment                            6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477
--------------------------------------------------------------------------------
                          Portland General Corp. VEBA                       5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202
--------------------------------------------------------------------------------
                          CitiBank FSB                                     18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607

================================================================================
PORTFOLIO                 NAME AND ADDRESS                     PERCENT OWNED
--------------------------------------------------------------------------------
n/i Growth and Value      Charles Schwab & Co. Inc.                        22.9%
Fund (Class HH)           Special Custody Account for the
                          Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
--------------------------------------------------------------------------------
                          Chase Manhattan Bank                              6.2%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660
--------------------------------------------------------------------------------
Boston Partners Large     Dr. Janice B. Yost                               26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302
--------------------------------------------------------------------------------
                          Saxon and Co.                                    12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182
--------------------------------------------------------------------------------
                          Irving Fireman's Relief & Ret                     8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061
--------------------------------------------------------------------------------
                          John N. Brodson and                              10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611
--------------------------------------------------------------------------------
                          Wells Fargo Bank                                 15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308
--------------------------------------------------------------------------------
                          Hawaiian Trust Company LTD                        6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170

================================================================================
PORTFOLIO                 NAME AND ADDRESS                         PERCENT OWNED
--------------------------------------------------------------------------------
                          Shady Side Academy Endowment                     11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238
--------------------------------------------------------------------------------
Boston Partners Large     Fleet National Bank TTEE                          7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692
--------------------------------------------------------------------------------
                          National Financial Services                      25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281
--------------------------------------------------------------------------------
                          Joseph P. Scherer                                10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002
--------------------------------------------------------------------------------
                          Linda C. Brodson                                  7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035
--------------------------------------------------------------------------------
                          John N. Brodson                                   7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035
--------------------------------------------------------------------------------
                          Charles Schwab & Co. Inc.                        12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
--------------------------------------------------------------------------------
                          Mark R. Scott                                     6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090

================================================================================
PORTFOLIO                 NAME AND ADDRESS                         PERCENT OWNED
--------------------------------------------------------------------------------
Boston Partners Mid       National Financial SVCS Corp.                    27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281
--------------------------------------------------------------------------------
                          Charles Schwab & Co. Inc.                        32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104
--------------------------------------------------------------------------------
                          George B. Smithy, Jr.                            13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181
--------------------------------------------------------------------------------
                          John N. Brodson                                   6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035
--------------------------------------------------------------------------------
                          Linda C. Brodson                                  6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035
--------------------------------------------------------------------------------
Boston Partners Mid       Wells Fargo Bank Cust                             5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389
--------------------------------------------------------------------------------
                          USNB of Oregon                                   77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208
================================================================================

                  As of the same date, no person owned of record or, ot the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund; and as of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank
Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                              FINANCIAL STATEMENTS

                  The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997 (the "1997 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand, L.L.P. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

==========================================  ====================================

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR TO MAKE ANY REPRESENTATIONS
NOT CONTAINED IN THIS PROSPECTUS OR IN THE
FUND'S STATEMENT OF ADDITIONAL INFORMATION
INCORPORATED HEREIN BY REFERENCE, IN
CONNECTION WITH THE OFFERING MADE BY THIS
PROSPECTUS AND, IF GIVEN OR MADE, SUCH
INFORMATION OR REPRESENTATIONS MUST NOT BE
RELIED UPON AS HAVING BEEN AUTHORIZED BY
THE FUND OR ITS DISTRIBUTOR.  THIS
PROSPECTUS DOES NOT CONSTITUTE AN OFFERING               ROBERTSON
BY THE FUND OR BY THE DISTRIBUTOR IN ANY                  STEPHENS
JURISDICTION IN WHICH SUCH OFFERING MAY
NOT LAWFULLY BE MADE.

          _______________________                 Money Market Portfolio
                 CONTENTS


                                  PAGE


INTRODUCTION.......................  3
FINANCIAL HIGHLIGHTS...............  5
INVESTMENT LIMITATIONS............. 12
PURCHASE AND REDEMPTION OF SHARES.. 14
NET ASSET VALUE.................... 19
DISTRIBUTION OF SHARES............. 20          Prospectus and Summary
SHAREHOLDER SERVICING.............. 20  Description for the Sansom Street Shares
MANAGEMENT......................... 21        of the Money Market Portfolio
DIVIDENDS AND DISTRIBUTIONS.........24
TAXES.............................. 24
DESCRIPTION OF SHARES.............. 25
OTHER INFORMATION.................. 27              December 1, 1997




INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities, Inc.
New York, New York

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania


TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

==========================================  ====================================

                             MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.


         The Sansom Street Family consists of three classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. The shares of one of such classes are offered by this Prospectus and represent interests in the Fund's Money Market Portfolio.

         The investment objective of the Money Market Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         PNC Institutional Management Corporation serves as investment adviser for the Portfolio, PNC Bank, National Association serves as sub-adviser for the Portfolio and custodian for the Fund, and PFPC Inc. serves as transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

         Sansom Street Shares are sold by the Fund's distributor to customers maintaining accounts with banks affiliated with PNC Bank Corp. (the "Banks"). Sansom Street Shares will be sold to customers, including individuals, trusts, partnerships and corporations, who maintain accounts (such as custody, trust or escrow accounts) with the Banks, and who have authorized the Banks to invest in the Fund. Shares are sold and redeemed without any purchase or redemption charge imposed by the Fund, although the Banks may receive compensation from the Fund for services provided in connection with the purchase or redemption of shares. See "Shareholder Servicing." Sansom Street Shares are also sold through any broker that has entered into a dealer agreement with the Fund's distributor.

         This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this

Prospectus. It may be obtained free of charge by calling the Fund's distributor at (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related material on the SEC Internet Website (http://www.sec.gov).


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


PROSPECTUS                                                     December 1, 1997

INTRODUCTION
--------------------------------------------------------------------------------


         The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two investment portfolios. Shares ("Sansom Street Shares" or "Shares") of the Sansom Street Class ("Sansom Street Class" or "Class") of the Fund offered by this Prospectus represent interests in the Fund's Money Market Portfolio (the "Money Market Portfolio" or the "Portfolio").


         The investment objective of the Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and which present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.


         The Portfolio seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.


         The Portfolio's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolio and as custodian to the Fund, and PFPC Inc. ("PFPC") serves as transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's shares.


         An investment in the Portfolio is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Portfolio, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of asset-backed securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."


         For detailed information of how to purchase or redeem Sansom Street Shares, please refer to the section of this Prospectus entitled "Purchase and Redemption of Shares."

FEE TABLE

         The Fee Table below contains a summary of annual operating expenses incurred by the Sansom Street Class of the Money Market Portfolio after fee waivers and expense reimbursements for the fiscal year ended August 31, 1997 as a percentage of average daily net assets. An example based on the summary is also shown.


ANNUAL FUND OPERATING EXPENSES (SANSOM STREET CLASS)
  AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                  MONEY MARKET
                                                                    PORTFOLIO

Management Fees (after waivers)(1)................................     .22%
12b-1 Fees(1) ....................................................     .06%
Other Expenses....................................................     .21%
                                                                       ----
Total Fund Operating Expenses (Sansom Street Class)
(after waivers)(1)................................................     .49%
                                                                       ====

(1) Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Management Fees would be .37% and Total Fund Operating Expenses would be .64%.


EXAMPLE

         An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                           1 YEAR  3 YEARS   5 YEARS  10 YEARS
                           ------  -------   -------  --------
Money Market Portfolio*       $5     $16       $27       $62


* Other Classes of this Portfolio are sold with different fees and expenses.


         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Sansom Street Class of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management-Investment Adviser and Sub-Adviser," "Distribution of Shares" and "Shareholder Servicing" below.) Expense figures are based on actual costs and fees incurred by the Class. The Fee Table reflects a voluntary waiver of Management Fees for the Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figure reflected in the Fee Table. In addition, the investment adviser is currently voluntarily assuming additional expenses of the Class. There can be no assurance that the investment adviser will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

         From time to time the Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period shall be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     The yield of any investment is generally a function of portfolio quality and maturity, type of investment, operating expenses and market conditions. The yield on Shares of the Sansom Street Class will fluctuate and is not necessarily representative of future results. Any fees charged by the Banks or broker-dealers directly to their customers in connection with investments in the Portfolio are not reflected in the yields on the Portfolio's shares, and such fees, if charged, will reduce the actual return received by customers on their investments. The yield on Shares of the Sansom Street Class may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


         The table below sets forth certain information concerning the investment results of the Sansom Street Class for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1993 through August 31, 1997, are a part of the Fund's financial statements for the Portfolio which are incorporated by reference into the Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P. ("Coopers"), the Fund's independent accountants. The financial data for such Portfolio for the periods ended August 31, 1989,

1990, 1991 and 1992 are a part of previous financial statements audited by Coopers. The financial data included in this table should be read in conjunction with the financial statement and related notes. Further information about the Portfolio is available in the Fund's Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained from the Fund free of charge by calling the telephone number on page 1 of this Prospectus.

SANSOM STREET CLASS

                               THE RBB FUND, INC.


FINANCIAL HIGHLIGHTS (c)
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   MONEY MARKET PORTFOLIO
                            ------------------------------------------------------------------------------------------------------


                               For the            For the          For the          For the          For the          For the
                              Year Ended        Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                            AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                            ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSET VALUE,
    BEGINNING
    OF PERIOD..........       $   1.00         $   1.00         $   1.00          $   1.00        $   1.00          $   1.00
                              --------         --------         --------          --------        --------          --------
Income from investment
operations:
  Net investment income         0.0510           0.0518           0.0543            0.0334          0.0304            0.0435
  Net gains on
    securities (both
    realized and
    unrealized)........             --               --               --                --              --            0.0007
                              --------         --------         --------          --------        --------          --------
      Total from
        investment
        operations.....         0.0510           0.0518           0.0543            0.0334          0.0304            0.0442
                              --------         --------         --------          --------        --------          --------
Less distributions
  Dividends (from
    net investment
    income)............        (0.0510)         (0.0518)         (0.0543)          (0.0334)        (0.0304)          (0.0435)
Distributions (from
    capital gains).....             --               --               --                --              --           (0.0007)
                              --------         --------         --------          --------        --------          --------
Total distributions....        (0.0510)         (0.0518)         (0.0543)          (0.0334)        (0.0304)          (0.0442)
                              --------         --------         --------          --------        --------          --------
Net asset value,
end of period..........       $   1.00         $   1.00         $   1.00          $   1.00        $   1.00          $   1.00
                              ========         ========         ========          ========        ========          ========
Total return...........          5.22%            5.30%            5.57%             3.39%           3.08%             4.51%
Ratios/Supplemental Data
  Net assets,
    end of period (000)       $570,018         $524,359         $441,614          $373,745        $190,794          $228,079
  Ratios of expenses
    to average net
    assets.............         .49%(a)          .48%(a)          .39%(a)           .39%(a)         .34%(a)           .35%(a)
  Ratios of net
    investment income
    to average net
    assets.............          5.10%            5.18%            5.43%             3.34%           3.04%             4.35%




                           ----------------------------------------------------
                                                                For the Period
                                                              September 30, 1988
                                  For the          For the     (Commencement of
                                Year Ended       Year Ended     Operations) to
                             AUGUST 31, 1991  AUGUST 31, 1990   AUGUST 31, 1989
                             ---------------  ---------------   ---------------
NET ASSET VALUE,
    BEGINNING
    OF PERIOD..........         $   1.00        $   1.00           $   1.00
                                --------        --------           --------
Income from investment
operations:
  Net investment income           0.0684          0.0810             0.0818
  Net gains on
    securities (both
    realized and
    unrealized)........               --              --                 --
                                --------        --------           --------
      Total from
        investment
        operations.....           0.0684          0.0810             0.0818
                                --------        --------           --------
Less distributions
  Dividends (from
    net investment
    income)............          (0.0684)        (0.0810)           (0.0818)
Distributions (from
    capital gains).....               --              --                 --
                                --------        --------           --------
Total distributions....          (0.0684)        (0.0810)           (0.0818)
                                --------        --------           --------
Net asset value,
end of period..........         $   1.00        $   1.00           $   1.00
                                ========        ========           ========
Total return...........            7.06%           8.40%            9.25%(b)
Ratios/Supplemental Data
  Net assets,
    end of period (000)         $138,418        $106,743            $79,656
  Ratios of expenses
    to average net
    assets.............           .37%(a)         .47%(a)         .50%(a)(b)
  Ratios of net
    investment income
    to average net
    assets.............            6.84%           8.10%            9.04%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .64%, .65%, .59%, .60%, .61%, .61% and .73% for the years ended August 31, 1997, 1996, 1995, 1994, 1993, 1992,
    1991, and 1990, respectively, and .83% (annualized) for the period ended August 31, 1989.
(b) Annualized.
(c) Financial Highlights relate solely to the Sansom Street Class of Shares within the portfolio.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO


         The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have maturities of 397 days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." There is no assurance that the investment objective of the Portfolio will be achieved. The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

         BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.


         Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is a U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.


         VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

         ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued and guaranteed by U.S. Government Agencies and instrumentalities or issued by private companies. Asset backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a portfolio will generally be at lower rates than the rates on the prepaid obligations.

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a portfolio of securities that it holds currently with an agreement by the portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

         MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see Statement of Additional Information under "Investment Objectives and Policies."

         GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

         WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


         ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Ratings Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies --Illiquid Securities" in the Statement of Additional Information.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

         The Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


         The Money Market Portfolio may not:

                  1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.


                  2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)


                  3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                  4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.


         So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a shareholder vote.

                  1. The Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three Business Days (as defined below). "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                  2. The Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

                               PURCHASE PROCEDURES

         Sansom Street Shares are sold without a sales load on a continuous basis by the Fund's Distributor. Purchase of Shares may be made through the Banks acting on behalf of their customers, including individuals, trusts, partnerships and corporations who maintain accounts (such as custody, trust or escrow accounts) with the Banks and who have authorized the Bank to invest in the Fund on the customer's behalf. Investors may also purchase shares through any broker that has entered into a dealer agreement with the Fund's Distributor (a "Dealer"). The minimum initial investment by an investor is $1,500. There is no minimum subsequent investment.


         Purchases of Shares may be effected through the customer's accounts at the Banks or investor accounts with the Dealer through procedures established in connection with the requirements of accounts at the Banks or at such Dealer. Confirmations of share purchases and redemptions will be sent to the Banks or such Dealer. Beneficial ownership of Sansom Street Shares will be recorded by the Banks or such Dealer and reflected in the account statements provided by such Banks or by such Dealer to investors. If you wish to purchase Sansom Street Shares, contact your Bank or a Dealer.

         The Banks may also impose minimum customer account requirements. Although the Banks do not impose a sales charge for purchases of Sansom Street Shares, depending upon the terms of the particular customer account, the Banks may charge the account fees for automatic investment and other cash management services. Information concerning these minimum account requirements, services and any charges will be provided by the Banks before the customer authorizes the initial purchase of shares. This Prospectus should be read in conjunction with any information received from the Banks. See "Shareholder Servicing."

         The shares of the Sansom Street Class of the Portfolio are also available through Robertson Stephens, a registered broker-dealer that has entered into a dealer Agreement with the Fund's Distributor. For distribution services with respect to shares of the Portfolio held by this firm, the Fund's Distributor pays Robertson Stephens up to .25% of the annual average value of such accounts. Purchases made through this program do not require customers to pay a transaction fee.

         DIRECT PURCHASES THROUGH A DEALER. An investor may make an initial investment by mail by completing and signing an application obtained from a Dealer (an "Application) and mailing it, together with a check payable to "Sansom Street Money Market," to "Sansom Street Money Market," c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.


         The Fund reserves the right to reject any purchase order.


         All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after receipt of the purchase order in good order and Federal Funds are available to the Fund. Purchase orders received after its close of business are priced at the net asset value next determined on the following Business Day. In those cases in which an investor pays for Shares by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Purchase orders for Shares are accepted only on Business Days.

         Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Sansom Street Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Sansom Street Shares. See "Management-Banking Laws."


                              REDEMPTION OF SHARES


         Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. It is the responsibility of the Banks and the Dealers to transmit promptly to PFPC a customer's redemption request. In the case of shareholders holding share certificates, the certificates must accompany the redemption request. Investors may redeem all or some of their shares in accordance with one of the procedures described below.

         REDEMPTION OF SHARES IN AN ACCOUNT FOR BANK CUSTOMERS. A bank customer may redeem all or part of his Sansom Street Shares in accordance with instructions and limitations pertaining to his account at the Bank. Redemption orders are effected at the net asset value per share next determined after receipt of the order by PFPC. Payment for redemption orders received by PFPC on a Business Day before 12:00 noon Eastern Time will be wired the same day in Federal Funds to the customer's account at the Bank, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. Payment for redemption orders which are received between 12:00 noon Eastern Time and the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on a Business Day will be wired in Federal Funds to the customer's account on the next bank business day following receipt of the redemption request. No charge for wiring redemption payments is imposed by the Fund, although the Banks may charge their customer accounts for redemption services. If all shares are redeemed, all accrued but unpaid dividends on those share will be paid with the redemption proceeds.

         REDEMPTION OF SHARES IN AN ACCOUNT FOR NON-BANK CUSTOMERS. An investor who beneficially owns Shares may redeem Shares in his account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.


         An investor's brokerage firm will also redeem each day a sufficient number of Shares to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

         Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


         REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written requests to Sansom Street Money Market, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such requests be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, a signature guarantee is required. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or foreign association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

         Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Portfolio, the Distributor, PFPC nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and the name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers, financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

         Proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

         REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

         When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cashed at other banks.

                          OTHER REDEMPTION INFORMATION

         The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by the Fund's transfer agent of a request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

         The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in the Sansom Street Class involuntarily, on 30 days' notice, if such account drops below $500 and during such 30-day notice period the shareholder does not increase such account to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value per share of the Sansom Street Class of the Portfolio for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB, is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value per share of each class of the Portfolio is calculated by adding the value of the proportionate interest of the class in the securities, cash and other assets of the Portfolio, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of each other class.

         The Fund seeks to maintain for the Sansom Street Class of the Portfolio a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.


         With the approval of the Board of Directors, the Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------


         The Board of Directors of the Fund approved and adopted the Distribution Agreement and separate Plan of Distribution for the Sansom Street Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Sansom Street Class a distribution fee, which is accrued daily and paid monthly, of up to .20% on an annualized basis of the daily net assets of the Sansom Street Class. The actual amount of such compensation under the Plan is agreed upon by the Fund's Board of Directors and by the Distributor. Pursuant to the conditions of an exemptive order granted by the SEC, the Distributor has agreed to waive its fee with respect to the Sansom Street Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

         Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Sansom Street Class the fee set forth above. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.


SHAREHOLDER SERVICING
--------------------------------------------------------------------------------


         The Fund has and will continue to enter into service agreements with the Banks pursuant to which the Banks will render certain support services to their customers in consideration for payment of .25% (on an annualized basis) of the average daily net asset value of such Shares. Such services may include aggregating and processing purchase and redemption requests from their customers and placing net purchase and redemption orders with PFPC; processing dividend payments from the Fund on behalf of their customers; providing information periodically to their customers showing their positions in the Sansom Street Class; providing sub-accounting with respect to the Sansom Street Shares beneficially owned by their customers or the information necessary for sub-accounting; and providing certain statistical and factual information. In accordance with the conditions of an exemptive order granted by the Securities and Exchange Commission, each service agreement will provide that a Bank will waive its servicing fee with respect to the Sansom Street Class on any day to the extent necessary to assure that the servicing fee required to be accrued by that Class does not exceed the income of that Class on that day. Their customers who are beneficial owners of Sansom Street Shares should read this Prospectus in light of the terms governing their accounts with the Banks.


MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS


         The business and affairs of the Fund and each of its investment portfolios are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two separate investment portfolios. The Sansom Street Class represents interests in the Money Market Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER


         PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for the Portfolio. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for the Portfolio. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiary currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly-owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.


         As investment adviser to the Portfolio, PIMC manages such Portfolio and is responsible for all purchases and sales of Portfolio securities. PIMC also assists generally in supervising the operations of the Portfolio, and maintains the Portfolio's financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for the Portfolio with a broker, PIMC may take into account the sale by such broker of shares by the Fund, subject to the requirements of best execution.

         For the services provided to and expenses assumed by it for the benefit of the Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of the average daily net assets of such Portfolio in excess of $500 million. PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for the Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolio. Such sub-advisory fees have no effect on the advisory fees payable by the Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to the Portfolio. Any such arrangement would have no effect on the advisory fees payable by the Portfolio to PIMC.

         For the Fund's fiscal year ended August 31, 1997, the Fund paid investment advisory fees aggregating .22% of the average net assets of the Portfolio. For the same period, PIMC waived fees of approximately .15% of the average net assets of the Portfolio.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."


DISTRIBUTOR

         Counsellors Securities Inc., a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor for the Sansom Street Class of the Fund pursuant to a distribution agreement and various supplements thereto (the "Distribution Agreement"). The Distributor pays for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Portfolio of the Fund as well as for related direct mail, advertising and promotional expenses. The Distributor monitors the support services provided by the Banks as described in "Shareholder Servicing" below.

EXPENSES


         The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based on the relative net assets of the investment portfolios at the time such expenses were accrued. The Sansom Street Classes of the Fund pay their own distribution fees, and may pay a different share than other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Sansom Street Classes or if they receive different services.

         The investment adviser may assume expenses of the Portfolio from time to time. In certain circumstances, it may assume such expenses on the condition that it be reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of lowering a Portfolio's expense ratio and of increasing yield to investors.

         For the fiscal year ended August 31, 1997, the total expenses were .64% of average net assets with respect to the Sansom Street Class of the Money Market Portfolio (not taking into account waivers of .15%).


BANKING LAWS

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engage in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of such a customer. PNC Bank, PIMC, PFPC, as well as the Banks, are subject to such banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


         Should future legislative, judicial or administrative action prohibit or restrict the activities of Banks in connection with the provision of support services to their customers, the Fund might be required to after materials or cause the fund to discontinue its arrangements with Banks generally and change its method of operations with respect to the Sansom Street Shares. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per share or result in a financial loss to any customer.



DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Sansom Street Class unless a shareholder elects otherwise.


         The net investment income (not including any net short-term capital gains) earned by the Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------


         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

         The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as the Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. The Portfolio does not intend to make distributions that will be eligible for the corporate dividends received deduction.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a share-holder has held his shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

         The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

         Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal income tax consequences described above.


DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


         The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

         The Fund offers multiple classes of shares in the Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's Distributor by calling 1-800-888-9723 to request more information concerning other classes available.

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE SANSOM STREET CLASS OF THE MONEY MARKET PORTFOLIO AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE SANSOM STREET CLASS OF THIS PORTFOLIO.


         Each share that represents an interest in the Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of the Fund will be fully paid and non-assessable.

         The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


         Holders of shares of the Portfolio will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

         As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.

OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll free (800) 430-9618.

                    ROBERTSON STEPHENS MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information provides supplementary information pertaining to shares of a class (the "Sansom Street Shares" or the "Shares") representing interests in the Money Market Portfolio (the "Money Market Portfolio" or the "Portfolio") of The RBB Fund, Inc. (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectus of the Fund, dated December 1, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.



                                    CONTENTS


                                                             PROSPECTUS
                                                    PAGE        PAGE
                                                    ----     ----------
General.........................................      2             3
Investment Objectives and
  Policies......................................      2             8
Directors and Officers..........................     14           N/A
Investment Advisory, Distribution and
  Servicing Arrangements........................     20         20,21
Portfolio Transactions..........................     25           N/A
Purchase and Redemption
  Information...................................     26            14
Valuation of Shares.............................     27            19
Performance Information.........................     29           N/A
Taxes...........................................     31            24
Additional Information Concerning
  Fund Shares...................................     34            25
Miscellaneous...................................     38           N/A
Financial Statements............................     49           N/A
Appendix........................................    A-1           N/A



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertaining to a class of shares (the "Sansom Street Class" or the "Class") representing interests in the Money Market Portfolio (the "Money Market Portfolio" or the "Portfolio") of the Fund. The Class is offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

         The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the 1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Portfolio may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market Portfolio has such commitments outstanding, it will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it expected that commitments to purchase "when- issued" securities will not exceed 25% of the value of the Portfolio's total assets absent unusual market conditions. When the Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. The Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market

Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  The Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by either such Portfolio will not exceed 1/2 of 1% of the value of such Portfolios total assets calculated immediately after each stand-by commitment is acquired.

                  The Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. The Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.


                  The Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the

Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

                  MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds that are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban

Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Money Market Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs, payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more Rating Organizations (as defined in the Prospectus) in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or "Prime-1" or "Prime-2" by Moody's) or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with 2(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or
(4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market Portfolio of securities that are rated by only one Rating Organization or that are Unrated Securities.

                  ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities (including repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. The Money Market Portfolio repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  The Portfolio may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS

                  The Money Market Portfolio may not:


                                    (1) borrow money, except from banks for
         temporary purposes and for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with such borrowing, and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of the borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the

         Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);


                                    (2) purchase securities of any one issuer,
         other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

                                    (3) purchase securities on margin, except
         for short-term credit necessary for clearance of portfolio transactions;


                                    (4) underwrite securities of other issuers,
         except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                                    (5) make short sales of securities or
         maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                                    (6) purchase or sell real estate, provided
         that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                                    (7) purchase or sell commodities or
         commodity contracts;

                                    (8) invest in oil, gas or mineral
         exploration or development programs;

                                    (9) make loans except that the Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                                    (10) purchase any securities issued by any
         other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                                    (11) make investments for the purpose of
         exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.

                  With respect to limitation (b) above concerning industry concentration, the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Sansom Street Class Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.


                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.



                             DIRECTORS AND OFFICERS


          The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:

                                  POSITION        PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE          WITH FUND       DURING PAST FIVE YEARS
------------------------          ---------       ----------------------
*Arnold M. Reichman -49           Director        Senior Managing
466 Lexington  Avenue                             Director, Chief
New York, NY 10017                                Operating Officer and
                                                  Assistant Secretary, Warburg
                                                  Pincus Asset Management, Inc.;
                                                  Director and Executive Officer
                                                  of Counsellors Securities
                                                  Inc.; Director/Trustee of
                                                  various investment companies
                                                  advised by Warburg Pincus
                                                  Asset Management, Inc.

**Robert Sablowsky -58            Director        Senior Vice President,
110 Wall Street                                   Fahnestock Co., Inc.
New York, NY 10005                                (a registered broker-
                                                  dealer); Prior to
                                                  October 1996,
                                                  Executive Vice
                                                  President of Gruntal &
                                                  Co., Inc. (a
                                                  registered broker-
                                                  dealer).

Francis J. McKay -60              Director        Since 1963, Executive
7701 Burholme Avenue                              Vice President, Fox
Philadelphia, PA 19111                            Chase Cancer Center
                                                  (biomedical research
                                                  and medical care).

                                  POSITION        PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE          WITH FUND       DURING PAST FIVE YEARS
------------------------          ---------       ----------------------
Marvin E. Sternberg -62           Director        Since 1974, Chairman,
937 Mt. Pleasant Road                             Director and President,
Bryn Mawr, PA  19010                              Moyco Industries, Inc.
                                                  (manufacturer of dental
                                                  supplies and precision coated
                                                  abrasives); since 1968,
                                                  Director and President, Mart
                                                  MMM, Inc. (formerly
                                                  Montgomeryville Merchandise
                                                  Mart Inc.) and Mart PMM, Inc.
                                                  (formerly Pennsauken
                                                  Merchandise Mart, Inc.)
                                                  (shopping centers); and since
                                                  1975, Director and Executive
                                                  Vice President, Cellucap Mfg.
                                                  Co., Inc. (manufacturer of
                                                  disposable headwear).

Julian A. Brodsky -63             Director        Director and Vice
1234 Market Street                                Chairman since 1969,
16th Floor                                        Comcast Corporation
Philadelphia, PA 19107-3723                       (cable television and
                                                  communications); Director,
                                                  Comcast Cablevision of
                                                  Philadelphia (cable television
                                                  and communications) and Nextel
                                                  (wireless communications).

                  POSITION PRINCIPAL OCCUPATION NAME AND ADDRESS AND AGE WITH FUND DURING PAST FIVE YEARS ------------------------ ---------
---------------------- Donald van Roden -72 Director Self-employed 1200 Old Mill Lane and businessman. From Wyomissing, PA 19610 Chairman February 1980 to March of the 1987, Vice Chairman, Board SmithKline Beecham Corporation (pharmaceuticals); Director, AAA Mid-Atlantic (auto service); Director, Keystone Insurance Co.

Edward J. Roach -73               President       Certified Public
Suite 100                         and             Accountant; Vice
Bellevue Park                     Treasurer       Chairman of the Board,
Corporate Center                                  Fox Chase Cancer
400 Bellevue Parkway                              Center; Trustee
Wilmington, DE  19809                             Emeritus, Pennsylvania
                                                  School for the Deaf; Trustee
                                                  Emeritus, Immaculata College;
                                                  President or Vice President
                                                  and Treasurer of various
                                                  investment companies advised
                                                  by PNC Institutional
                                                  Management Corporation;
                                                  Director, The Bradford Funds,
                                                  Inc.

Morgan R. Jones -58               Secretary       Chairman of the law
Drinker Biddle & Reath LLP                        firm of Drinker Biddle
1345 Chestnut Street                              & Reath LLP; Director,
Philadelphia, PA 19107-3496                       Rocking Horse Child
                                                  Care Centers of
                                                  America, Inc.


----------------------

* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.


                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor, and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:





                             DIRECTORS' COMPENSATION



                                                                                  TOTAL
                                            PENSION OR                            COMPENSATION
                          AGGREGATE         RETIREMENT          ESTIMATED         FROM REGISTRANT
                          COMPENSATION      BENEFITS ACCRUED    ANNUAL            AND FUND
NAME OF PERSON/           FROM              AS PART OF FUND     BENEFITS UPON     COMPLEX 1 PAID TO
POSITION                  REGISTRANT        EXPENSES            RETIREMENT        DIRECTORS
------------------        ------------      ---------------     -------------     ----------------

Julian A. Brodsky,            $16,000              N/A                 N/A             $16,000
Director
Francis J. McKay,             $19,000              N/A                 N/A             $19,000
Director
Arnold M. Reichman,           $  0                 N/A                 N/A             $   0
Director
Robert Sablowsky,             $ 8,000              N/A                 N/A             $ 8,000
Director
Marvin E. Sternberg,          $19,000              N/A                 N/A             $19,000
Director
Donald van Roden,             $24,000              N/A                 N/A             $24,000
Director and
Chairman

----------------------
1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is na affiliated person of the investment adviser of any other investment companies.




                  On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which the Fund will contribute on quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolio's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolio's sub- adviser and the Fund's custodian, PFPC Inc. ("PFPC"), the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to the Portfolio and also renders administrative services to the Money Market Portfolio pursuant to an investment advisory agreement. The advisory agreement relating to the Money Market Portfolio is dated August 16, 1988. Pursuant to the sub-advisory agreement, PNC Bank is entitled to receive from PIMC an annual fee calculated at the annual rate of 75% of the advisory fees received by PIMC on behalf of the Money Market Portfolio. PNC Bank renders sub-advisory services to the Portfolio pursuant to a sub-advisory agreement, dated August 16, 1988. The advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market                $5,366,431            $3,603,130         $469,986
Portfolio


                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market                 $4,174,375           $3,527,715         $342,158
Portfolio


                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market                 $2,274,697           $2,589,832          $12,047
Portfolio


The Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers; (g) organizational costs; (h) fees to the investment adviser, sub-adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolios' investment adviser or Distributor;
(j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees;
(o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Fund; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Sansom Street Classes of the Fund pay their own distribution fees, and may pay a different share than the other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Sansom Street Classes or if they receive different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved on July 9, 1997 by a vote of the Fund's Board of

Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved by the shareholders of the Money Market Portfolio at a special meeting held December 22, 1989, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolio, (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.


                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Sansom Street Shares pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Sansom Street Class, (b) addresses and mails all communications by the Sansom Street Class to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the Sansom Street Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders placed via third parties and relayed electronically to PFPC, and $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and a supplement entered into by the Distributor and the Fund on behalf of the Sansom Street Class (the "Distribution Agreement"), and the Plan of Distribution for the Sansom Street Class (the "Plan"), both of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of the Sansom Street Class. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus.

                  The Plan as amended was approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors").

                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Sansom Street Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares of the affected Sansom Street Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  During the year ended August 31, 1997, the Fund paid distribution fees to the Fund's Distributor under the Plan for the Sansom Street Class of the Money Market Portfolio in the aggregate amount of $358,899. Of that amount, $91,119 was paid to Robertson Stephens and $267,780 was retained by the Fund's Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. The Fund believes that the Plan may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plan by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plan by virtue of his position with Fahnestock Co., Inc.

                  As stated in the Prospectus for the Sansom Street Class, the Fund has adopted a Shareholder Servicing Plan on behalf of the Sansom Street Classes under which the Fund may enter into service agreements with banks that are affiliated with PNC Bank Corp. (the "Banks"). The Plan provides that banks (the "Banks") that are recordholders of Shares of the Sansom Street classes may receive a fee of up to .20% under the Plan for services to their customers ("Customers") who are beneficial owners of Shares. The Fund has entered into agreements with the Banks pertaining to the provision of support services to the Banks' Customers in consideration of the Fund's payment of .10% (on an annualized basis) of the net asset value of such Customers' Shares. Such services include: (i) aggregating and processing purchase and redemption requests from their Customers and placing net purchase and redemption orders with the PFPC; (ii) periodically providing their Customers information showing their positions in shares; (iii) processing dividend payments from the Fund on behalf of their Customers; (iv) arranging for bank wires; (v) responding to their Customer inquiries relating to the services performed by the service organization; (vi) providing sub-accounting with respect to Shares beneficially owned by their Customers or the information necessary for sub- accounting; (vii) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to their customers, if required by law; and (viii) other similar services if requested by the Fund. The Banks also agree to maintain records relating to transactions in Shares, and to provide the Fund with such statistical and factual information as the Fund may request. Agreements between the Fund and the Banks are terminable at any time by the Fund without penalty. The Distributor will monitor the support services provided by the Banks under such agreements.

                  During the year ended August 31, 1997, the Fund paid fees to Banks under the relevant agreement for the Sansom Street Class of the Money Market Portfolio in the amount of $535,524. During the year ended August 31, 1996, the Fund paid fees to Banks under the relevant agreement for the Sansom Street Class of the Money Market Portfolio in the amount of $471,499. During the year ended August 31, 1994, the Fund paid fees to Banks under the agreement for the Sansom Street Class of the Money Market Portfolio in the amount of $391,361.



                             PORTFOLIO TRANSACTIONS


                  The Portfolio intends to purchase only securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that the Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because the Portfolio intends to purchase only securities with remaining maturities of 13 months or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.


                  Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for the Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is the member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.


                  The Fund is required to identify any securities of RBB's regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolios, held the following securities:

PORTFOLIO                        SECURITY                           VALUE
---------                        --------                           -----
Money Market Portfolio           Bear Stearns Companies,            $105,000,000
                                 Inc. Commercial Paper

Money Market Portfolio           Bear Stearns Companies,            $ 20,000,000
                                 Inc. Corporate Obligation



                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

                  Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                  A shareholder of record may be required by the Fund's Board of Directors to redeem shares in the Class if the balance in such shareholder's account drops below $500 and the shareholder does not increase its balance to at least $500 upon 30 days' written notice. If a Customer has agreed with a particular Bank to maintain a minimum balance in his account, and the balance in the Bank account falls below that minimum, the Customer may be obliged to redeem all or part of his shares in the Portfolio to the extent necessary to maintain the minimum balance required.


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by adding the value of the proportionate interest of the class in a Portfolio's cash, securities, and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class of the Fund is determined independently of each other class. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern
Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,

Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Veterans' Day and Columbus Day.


                  The Fund calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity greater than 13 months under Rule 2a-7 of the 1940 Act, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of

Directors, the Board will take such actions as it deems appropriate.


                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.


                             PERFORMANCE INFORMATION

                  The Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for the Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  The annualized yield for the seven-day period ended August 31, 1997 for the Sansom Street Class of the Money Market Portfolio before waivers was as follows:

                                                        TAX EQUIVALENT YIELD
                                                        (ASSUMES A FEDERAL)
                                      EFFECTIVE                INCOME
PORTFOLIO            YIELD              YIELD             TAX RATE OF 28%)
---------            -----            ---------         ------------------

Money Market         5.08%              5.21%                    N/A

                  The annualized yield for the seven-day period ended August 31, 1997 for the Sansom Street Class of the Money Market Portfolio after waivers was as follows:

                                                           TAX EQUIVALENT YIELD
                                                           (ASSUMES A FEDERAL
                                         EFFECTIVE                INCOME
PORTFOLIO                 YIELD            YIELD             TAX RATE OF 28%)
---------                 -----          ---------         ------------------

Money Market              5.23%              5.36%                  N/A


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Portfolio will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of a portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which the Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether the Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yield of the Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of the Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  The Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.


                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  The Money Market Portfolio may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal

Obligations subject to such stand-by commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of stand-by commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


                  Distributions of net investment income received by the Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations) and any net realized short-term capital gains distributed by the Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.


                  While the Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations will be distributed annually. The Portfolio will not have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by the Portfolio as capital gain dividends may not exceed the net capital gain of the Portfolio for any taxable year, determined by excluding any net capital loss or net long-term loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's respective taxable year.

                  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations) to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolio intends to distribute all of its taxable income currently, it does not anticipate incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock

(Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common

Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class I Stock constitute the Sansom Street Family. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the

Sansom Street Family, the Bedford Family, the BEA Family, n/i Numeric Investors Family, Boston Partners Family, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.


                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
Cash Preservation         Jewish Family and Children's          44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103

                          Dominic and Barbara Pisciotta         15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
Cash Preservation         Kenneth Farwell and Valerie           11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107

                          Gary L. Lange and                     32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750

                          Andrew Diederich and                   6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131

                          Gwendolyn Haynes                       5.2%
                          2757 Geyer
                          St. Louis, MO  63104

                          Savannah Thomas Trust                  6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119

Sansom Street Money       Wasner & Co.                          32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113

                          Saxon and Co.                         65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182

BEA International         Blue Cross & Blue Shield of            6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106

                          Credit Suisse Private Banking          6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028

                          Indiana University Foundation          5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Employees Ret. Plan Marshfield         5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449

                          State Street Bank & Trust              5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992

BEA International         Bob & Co.                             87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)

                          TRANSCORP                             10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535

BEA High Yield            Fidelity Investments                  15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          Guenter Full Trust Michelin           17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001

                          C S First Boston Pension Fund          6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002

                          Southdown Inc. Pension Plan            9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980

                          Edward J. Demske TTEE                  5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
BEA High Yield            Richard A. Wilson TTEE                10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232

                          Charles Schwab & Co.                  88.82%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122

BEA Emerging Markets      Wachovia Bank North Carolina          26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819

                          Hall Family Foundation                38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400

                          Arkansas Public Employees             18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704

BEA Emerging Markets      Charles Schwab & Co.                  22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175

                          Donald W. Allgood                     72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541

BEA US Core Equity        Patterson & Co.                       43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)

                          Credit Suisse Private Banking         13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Fleet National Bank Trust              5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900

                          Werner & Pfleiderer Pension            6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220

                          Washington Hebrew Congregation        11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799

BEA US Core Fixed         New England UFCW & Employers'         24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606

                          Patterson & Co.                        6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          MAC & Co                               5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198

                          Fidelity Investments                   9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse First
                          Boston Employee's Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          DCA Food Industries Inc.               8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255

                          State St. Bank & Trust TTE             6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          The Valley Foundation                  6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594

BEA Strategic Global      Sunkist Master Trust                  32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313

                          Patterson & Co.                       23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          Key Trust Co. of Ohio                 18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870

                          Hard & Co.                            17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012

BEA Municipal Bond        William A. Marquard                   39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716

                          Arnold Leon                           13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199

                          Irwin Bard                             6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908

                          S. Finkelstein Family Fund             5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827

BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.       17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Bea Associates 401K                   11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611

                          John B. Hurford                       47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611

n/i Numeric Investors     Charles Schwab & Co. Inc.              15.3%
Micro Cap Fund            Special Custody Account for the
(Class FF)                Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Public Inst. for Social Security        6.1%
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209

                          Portland General Corp.                 13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          State Street Bank and                   7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171

n/i Numeric Investors     Charles Schwab & Co. Inc.              18.6%
Growth Fund               Special Custody Account for the
 (Class GG)               Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          U.S. Equity Investment                  6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Portland General Corp. VEBA            5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          CitiBank FSB                          18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607

n/i Numeric Investors     Charles Schwab & Co. Inc.             22.9%
Growth and Value Fund     Special Custody Account for the
(Class HH)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Chase Manhattan Bank                   6.2%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660

Boston Partners Large     Dr. Janice B. Yost                    26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302

                          Saxon and Co.                         12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182

                          Irving Fireman's Relief & Ret          8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          John N. Brodson and                   10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611

                          Wells Fargo Bank                      15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308

                          Hawaiian Trust Company LTD             6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170

                          Shady Side Academy Endowment          11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238

Boston Partners Large     Fleet National Bank TTEE               7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692

                          National Financial Services           25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281

                          Joseph P. Scherer                     10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002

                          Linda C. Brodson                       7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          John N. Brodson                        7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Charles Schwab & Co. Inc.             12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Mark R. Scott                          6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090

Boston Partners Mid       National Financial SVCS Corp.         27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281

                          Charles Schwab & Co. Inc.             32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104

                          George B. Smithy, Jr.                 13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181

                          John N. Brodson                        6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Linda C. Brodson                       6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------

Boston Partners Mid       Wells Fargo Bank Cust                  5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389

                          USNB of Oregon                        77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208

                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.



                              FINANCIAL STATEMENTS


         The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997 (the "1997 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand, L.L.P. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                  The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries.

The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.

                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.

                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

================================================================================
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             -----------------------

                                    CONTENTS

                                                                          PAGE


         FINANCIAL HIGHLIGHTS..............................................  6
         INVESTMENT OBJECTIVES AND POLICIES................................ 11
         INVESTMENT LIMITATIONS............................................ 22
         PURCHASE AND REDEMPTION OF SHARES................................. 25
         NET ASSET VALUE................................................... 31
         MANAGEMENT........................................................ 32
         DISTRIBUTION OF SHARES............................................ 36
         DIVIDENDS AND DISTRIBUTIONS....................................... 36
         TAXES............................................................. 37
         DESCRIPTION OF SHARES............................................. 39
         OTHER INFORMATION................................................. 41





INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

================================================================================

================================================================================
GRUNTAL & CO. INCORPORATED
ESTABLISHED 1880

MEMBER NEW YORK STOCK EXCHANGE

PROSPECTUS
THE BEDFORD FAMILY

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------



DECEMBER 1, 1997

                               THE BEDFORD FAMILY
                                       OF

                               THE RBB FUND, INC.


         The Bedford Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares (collectively, the "Bedford Shares" or "Shares") of the classes (collectively, the "Bedford Classes") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (together, the "Portfolios").
The investment objectives of each investment portfolio described in this Prospectus are as follows:

                  MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

                  MUNICIPAL MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO -- to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from the regular federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks. The New York Municipal Money Market Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


         An investor may purchase and redeem Shares of any of the Bedford Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."


         PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Portfolios, PNC Bank, National Association ("PNC Bank") serves as sub-adviser for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and serves as custodian for the Fund. PFPC Inc. ("PFPC") serves as administrator of the Municipal Money Market and New York Municipal Money Market Portfolios and the transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.

         This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the SEC Internet Website (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
PROSPECTUS                                                     December 1, 1997

FEE TABLE


ANNUAL FUND OPERATING EXPENSES (BEDFORD CLASSES)
  AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

         The Fee Table below contains a summary of the annual operating expenses of the Bedford Classes of the Portfolios based on expenses incurred for the fiscal year ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.



                                                                                  GOVERNMENT         NEW YORK
                                                                   MUNICIPAL      OBLIGATIONS        MUNICIPAL
                                                 MONEY MARKET    MONEY MARKET    MONEY MARKET      MONEY MARKET
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                 ------------    ------------    ------------      ------------


Management Fees (after waivers)(1)..............      .22%            .04%           .30%               .02%

12b-1 Fees(1) ..................................      .53             .56            .56                .52

Other Expenses..................................      .22             .25            .115               .26
                                                      ---             ---            ----               ---

Total Fund Operating Expenses
  (Bedford Classes) (after waivers)(1)..........      .97%            .85%           .975%              .80%
                                                      ===             ===            ====               ===

(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio, Management Fees would be .37%, .33%, .41% and .35%, respectively, and Total Fund Operating Expenses would be 1.12%, 1.14%, 1.09% and 1.13%, respectively.



EXAMPLE

         An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------

Money Market*.............................    $10      $31        $54      $119
Municipal Money Market*...................    $ 9      $27        $47      $105
Government Obligations Money Market*......    $10      $31        $54      $120
New York Municipal Money Market*..........    $ 8      $26        $44      $ 99


* Other classes of these Portfolios are sold with different fees and expenses.


         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Bedford Classes)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Bedford Classes of the Fund will bear directly or indirectly.

(For more complete descriptions of the various costs and expenses, see "Management -- Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on actual costs and fees charged to the Classes. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

         From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal, New York State and New York City personal income taxes at stated rates.

         The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Bedford Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Bedford Classes are not reflected in the yields of the Shares of the Bedford Classes, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Bedford Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


         The table below sets forth certain information concerning the investment results of the Bedford Classes representing interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1993 through August 31, 1997 are part of the Fund's financial statements for each of the Portfolios, which have been incorporated by reference into the Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P., ("Coopers") the Fund's independent accountants. The financial data for each of the Portfolios for the periods ended August 31, 1989, 1990, 1991 and 1992 are a part of previous financial statements audited by Coopers. Further information about the performance of the Portfolios is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained free of charge by calling the telephone number on page 1 of this Prospectus.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS(c)
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                      MONEY MARKET PORTFOLIO
                          ----------------------------------------------------------------------------------
                            FOR THE     FOR THE     FOR THE     FOR THE    FOR THE     FOR THE     FOR THE
                          YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                          AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                             1997        1996       1995        1994        1993        1992        1991
                          ---------   ----------  ----------  ----------  ----------  ----------  ----------


Net asset value,
    beginning of period   $     1.00   $     1.00   $   1.00    $   1.00    $   1.00   $   1.00     $   1.00
                          ----------   ----------   --------    --------    --------   --------     --------

Income from investment
  operations:
  Net investment income       0.0462       0.0469     0.0486      0.0278      0.0243     0.0375       0.0629
  Net gains on securities
  (both realized and
  unrealized)..........           --           --         --          --          --     0.0007           --
                          ----------   ----------   --------    --------    --------   --------     --------

      Total from invest-
        ment operations       0.0462       0.0469     0.0486      0.0278      0.0243     0.0382       0.0629
                          ----------   ----------   --------    --------    --------   --------     --------

Less distributions
  Dividends (from net
   investment income)..      (0.0462)     (0.0469)   (0.0486)    (0.0278)    (0.0243)   (0.0375)     (0.0629)
  Distributions (from
    capital gains).....           --           --         --          --          --    (0.0007)          --
                          ----------   ----------   --------    --------    --------   --------     --------
      Total distributions    (0.0462)     (0.0469)   (0.0486)    (0.0278)    (0.0243)   (0.0382)     (0.0629)
                          ----------   ----------   --------    --------    --------   --------     --------

Net asset value, end of
  period...............   $     1.00   $     1.00   $   1.00    $   1.00    $   1.00   $   1.00     $   1.00
                          ==========   ==========   ========    ========    ========   ========     ========

Total return...........         4.72%        4.79%      4.97%       2.81%       2.46%      3.89%        6.48%
Ratios/Supplemental Data
  Net assets, end of
    period (000).......   $1,392,911   $1,109,334   $935,821    $710,737    $782,153   $736,842     $747,530
  Ratios of expenses to
    average net assets.          .97%(a)      .97%(a)    .96%(a)     .95%(a)     .95%(a)    .95%(a)      .92%(a)
  Ratios of net investment
    income to average net
    assets.............         4.62%        4.69%      4.86%       2.78%       2.43%      3.75%        6.29%





                                        FOR THE PERIOD
                                      SEPTEMBER 30, 1988
                           FOR THE      (COMMENCEMENT
                          YEAR ENDED  OF OPERATIONS) TO
                          AUGUST 31,      AUGUST 31,
                            1990             1989
                          ----------  ------------------


Net asset value,
    beginning of period     $   1.00       $   1.00
                            --------       --------

Income from investment
  operations:
  Net investment income       0.0765         0.0779
  Net gains on securities
  (both realized and
  unrealized)..........           --             --
                            --------       --------

      Total from invest-
        ment operations       0.0765         0.0779
                            --------       --------

Less distributions
  Dividends (from net
   investment income)..      (0.0765)       (0.0779)
  Distributions (from
    capital gains).....           --             --
                            --------       --------
      Total distributions    (0.0765)        (0.0779)
                            --------       --------

Net asset value, end of
  period...............     $   1.00       $   1.00
                            ========       ========

Total return...........         7.92%          8.81%(b)
Ratios/Supplemental Data
  Net assets, end of
    period (000).......     $709,757       $152,311
  Ratios of expenses to
    average net assets.          .92%(a)        .93%(a)(b)
  Ratios of net investment
    income to average net
    assets.............         7.65%          8.61%(b)



(a) Without the waiver of advisory and administration fees, and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.12%, 1.14%, 1.17%, 1.16%, 1.19%, 1.20%, 1.17% and 1.16% for the years ended
     August 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991 and 1990, respectively, and 1.27% annualized for the period ended August 31, 1989.

(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the Portfolio.


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS(c)
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  MUNICIPAL MONEY MARKET PORTFOLIO
                          ----------------------------------------------------------------------------------
                            FOR THE     FOR THE     FOR THE     FOR THE    FOR THE     FOR THE     FOR THE
                          YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                          AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                             1997        1996       1995        1994        1993        1992        1991
                          ---------   ----------  ----------  ----------  ----------  ----------  ----------


Net asset value,
    beginning of period.   $   1.00     $   1.00    $   1.00    $   1.00    $   1.00   $   1.00     $   1.00
                           --------     --------    --------    --------    --------   --------     --------
Income from investment
  operations:
  Net investment income      0.0285       0.0288      0.0297      0.0195      0.0195     0.0287       0.0431
  Net gains on securities
    (both realized and
    unrealized).........         --           --          --          --          --         --           --
                           --------     --------    --------    --------    --------   --------     --------
      Total from invest-
        ment operations.     0.0285       0.0288      0.0297      0.0195      0.0195     0.0287       0.0431
                           --------     --------    --------    --------    --------   --------     --------
Less distributions
  Dividends (from net
    investment income)..    (0.0285)     (0.0288)    (0.0297)    (0.0195)    (0.0195)   (0.0287)     (0.0431)
  Distributions (from
    capital gains)......         --           --          --          --          --         --           --
                           --------     --------    --------    --------    --------   --------     --------
      Total
        distributions...    (0.0285)     (0.0288)    (0.0297)    (0.0195)    (0.0195)   (0.0287)     (0.0431)
                           --------     --------    --------    --------    --------   --------     --------
Net asset value, end of
  period...............    $   1.00     $   1.00    $   1.00    $   1.00    $   1.00   $   1.00     $   1.00
                           ========     ========    ========    ========    ========   ========     ========
Total return...........        2.88%        2.92%       3.01%       1.97%       1.96%      2.90%        4.40%
Ratios/Supplemental Data
  Net assets, end of
    period (000).......    $213,034     $201,940    $198,425    $182,480    $215,577   $176,950     $215,140
  Ratios of expenses to
    average net assets.         .85%(a)      .84%(a)     .82%(a)     .77%(a)     .77%(a)    .77%(a)      .74%(a)
  Ratios of net investment
    income to average net
    assets.............        2.85%        2.88%       2.97%       1.95%       1.95%      2.87%        4.31%





                                         FOR THE PERIOD
                                       SEPTEMBER 30, 1988
                           FOR THE       (COMMENCEMENT
                          YEAR ENDED     OF OPERATIONS)
                          AUGUST 31,      TO AUGUST 31,
                            1990              1989
                          ----------   -----------------


Net asset value,
    beginning of period.    $   1.00       $   1.00
                            --------       --------

Income from investment
  operations:
  Net investment income       0.0522         0.0513
  Net gains on securities
    (both realized and
    unrealized).........          --             --
                            --------       --------

      Total from invest-
        ment operations.      0.0522         0.0513
                            --------       --------

Less distributions
  Dividends (from net
    investment income)..     (0.0522)       (0.0513)
  Distributions (from
    capital gains)......          --            --
                            --------      --------
      Total
        distributions...     (0.0522)      (0.0513)
                            --------      --------

Net asset value, end of
  period...............     $   1.00      $   1.00
                            ========      ========

Total return...........         5.35%         5.72%(b)
Ratios/Supplemental Data
  Net assets, end of
    period (000).......     $195,566      $ 85,806
  Ratios of expenses to
    average net assets.          .75%(a)       .73%(a)(b)
  Ratios of net investment
    income to average net
    assets.............         5.22%         5.70%(b)

(a) Without the waiver of advisory and administration fees, and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.14%, 1.12%, 1.14%, 1.12%, 1.16%, 1.15%, 1.13% and 1.14% for the years ended August 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991 and 1990,
     respectively, and 1.27% annualized for the period ended August 31, 1989.

(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the Portfolio.


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS(c)
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                          ----------------------------------------------------------------------------------
                            FOR THE     FOR THE     FOR THE     FOR THE    FOR THE     FOR THE     FOR THE
                          YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                          AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                             1997        1996       1995        1994        1993        1992        1991
                          ---------   ----------  ----------  ----------  ----------  ----------  ----------


Net asset value,
    beginning of period    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00     $   1.00
                           --------    --------    --------    --------    --------    --------     --------
Income from investment
  operations:
  Net investment income      0.0449      0.0458      0.0475      0.0270      0.0231      0.0375       0.0604
  Net gains on securities
    (both realized and
    unrealized)........          --          --          --          --          --      0.0009           --
                           --------    --------    --------    --------    --------    --------     --------
      Total from invest-
      ment operations..      0.0449      0.0458      0.0475      0.0270      0.0231      0.0384       0.0604
                           --------    --------    --------    --------    --------    --------     --------
Less distributions
  Dividends (from net
    investment income).     (0.0449)    (0.0458)    (0.0475)    (0.0270)    (0.0231)    (0.0375)     (0.0604)
  Distributions (from
    capital gains).....          --          --          --          --          --     (0.0009)          --
                           --------    --------    --------    --------    --------    --------     --------
      Total distributions   (0.0449)    (0.0458)    (0.0475)    (0.0270)    (0.0231)    (0.0384)     (0.0604)
                           --------    --------    --------    --------    --------    --------     --------
Net asset value, end of
  period...............    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00     $   1.00
                           ========    ========    ========    ========    ========    ========     ========
Total return...........        4.59%       4.68%       4.86%       2.73%       2.33%       3.91%        6.21%
Ratios/Supplemental Data
  Net assets, end of
    period (000).......    $209,715    $192,599    $163,398    $166,418    $213,741    $225,101     $368,899
  Ratios of expenses to
    average net assets.        .975%(a)    .975%(a)    .975%(a)    .975%(a)    .975%(a)    .975%(a)      .95%(a)
  Ratios of net investment
    income to average net
    assets.............        4.49%       4.58%       4.75%       2.70%       2.31%       3.75%        6.04%


                                         FOR THE PERIOD
                                       SEPTEMBER 30, 1988
                           FOR THE       (COMMENCEMENT
                          YEAR ENDED     OF OPERATIONS)
                          AUGUST 31,      TO AUGUST 31,
                            1990              1989
                          ----------   -----------------


Net asset value,
    beginning of period    $   1.00        $   1.00
                           --------        --------
Income from investment
  operations:
  Net investment income      0.0748          0.0725
  Net gains on securities
    (both realized and
    unrealized)........          --              --
                           --------        --------
      Total from invest-
      ment operations..      0.0748          0.0725
                           --------        --------
Less distributions
  Dividends (from net
    investment income).     (0.0748)        (0.0725)
  Distributions (from
    capital gains).....          --              --
                           --------        --------
      Total distributions   (0.0748)        (0.0725)
                           --------        --------
Net asset value, end of
  period...............    $   1.00        $   1.00
                           ========        ========
Total return...........        7.74%           8.64%(b)
Ratios/Supplemental Data
  Net assets, end of
    period (000).......    $209,378        $ 66,281
  Ratios of expenses to
    average net assets.         .95%(a)         .96%(a)(b)
  Ratios of net investment
    income to average net
    assets.............        7.48%           8.34%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.09%, 1.10%, 1.13%, 1.17%, 1.18%, 1.12%, 1.13% and 1.17% for the years ended August 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991 and 1990,
     respectively, and 1.40% annualized for the period ended August 31, 1989.

(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the Portfolio.



                                                             THE BEDFORD FAMILY
                                                             THE RBB FUND, INC.

FINANCIAL HIGHLIGHTS(c)
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                              ----------------------------------------------------------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                                                                   JULY 13, 1990
                                 FOR THE     FOR THE     FOR THE     FOR THE    FOR THE     FOR THE     FOR THE     (COMMENCEMENT
                               YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  OF OPERATIONS) TO
                               AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,     AUGUST 31,
                                  1997        1996       1995        1994        1993        1992        1991            1990
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------------


Net asset value,
    beginning of period.....    $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00      $  1.00     $  1.00
                                -------      -------     -------     -------     -------     -------      -------     -------
Income from investment operations:
  Net investment income.....      0.0276      0.0278      0.0290      0.0198      0.0234      0.0300       0.0369      0.0060
  Net gains on securities (both
    realized and unrealized)         --           --          --          --          --          --          --           --
                                -------      -------     -------     -------     -------     -------      -------     -------
      Total from investment
        operations..........     0.0276       0.0278      0.0290      0.0198      0.0234      0.0300       0.0369      0.0060
                                -------      -------     -------     -------     -------     -------      -------     -------
Less distributions
  Dividends (from net investment
    income).................    (0.0276)     (0.0278)    (0.0290)    (0.0198)    (0.0234)    (0.0300)     (0.0369)    (0.0060)
  Distributions (from capital
    gains)..................         --           --          --          --          --          --           --          --
                                -------      -------     -------     -------     -------     -------      -------     -------
      Total distributions...    (0.0276)     (0.0278)    (0.0290)    (0.0198)    (0.0234)    (0.0300)     (0.0369)    (0.0060)
                                -------      -------     -------     -------     -------     -------      -------     -------
Net asset value,
   end of period............    $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00      $  1.00     $  1.00
                                =======      =======     =======     =======     =======     =======      =======     =======
Total return................       2.80%        2.83%       2.94%       2.00%       2.37%       3.04%        3.76%       4.50%(b)
Ratios/Supplemental Data
  Net assets, end of
    period (000)............    $79,146      $68,116     $60,330     $52,222     $55,677     $40,751      $34,183     $35,662
  Ratios of expenses to average
    net assets..............        .80%(a)       .78%(a)    .76%(a)     .50%(a)     .14%(a)     .33%(a)      .89%(a)     .95%(a)(b)
  Ratios of net investment income to
    average net assets......       2.76%         2.78%      2.90%       1.98%       2.34%       3.00%        3.69%       4.41%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the New York Municipal Money Market Portfolio would have been 1.13%, 1.14%, 1.22%, 1.20%, 1.20%, 1.22%, and 1.25% for the years ended August 31,
     1997, 1996, 1995, 1994, 1993, 1992, and 1991, respectively, and 1.14%
     annualized for the period ended August 31, 1990.

(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the Portfolio.



INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIO


         The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." There is no assurance that the investment objective of the Portfolio will be achieved. The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

         BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks, or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.


         Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.


         VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk, The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


         U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.


         ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset- backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a Portfolio will generally be at lower rates than the rates on the prepaid obligations.

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").


         GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.


         MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies -- Municipal Money Market Portfolio -- Municipal Obligations."

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


         WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when- issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when- issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


         ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally, include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Ratings Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.


         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, and variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.



                        MUNICIPAL MONEY MARKET PORTFOLIO


         The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax- Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Portfolio will be achieved.


         MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

         The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.


         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


         Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.


         TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

         WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis as described under "Investment Objectives and Policies -- Money Market Portfolio -- When-Issued Securities."

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio as described under "Investment Objectives and Policies -- Money Market Portfolio -- Stand-By Commitments."

         ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Eligible Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.

         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities as described under "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.



                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

         The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S.

Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal. There is no assurance that the investment objective of the Portfolio will be achieved.

          Due to fluctuations in interest rates, the market values of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities may vary. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). For a more complete description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. For a more complete description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio-- Reverse Repurchase Agreements."

         MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. Mortgage- related securities consist of mortgage loans which are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. The Fund may also acquire asset-backed securities as described under "Investment Objectives and Policies--Money Market Portfolio-Asset-Backed Securities."


         LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the advisers judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.


         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities as described under "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.



                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO


         The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 days or less ("short-term obligations"). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the Portfolio will be achieved.


         MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies-- Municipal Money Market
Portfolio--Municipal Obligations."


         Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.


         Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax- Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.


         TAX-EXEMPT DERIVATIVE SECURITIES. The Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a more complete description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

         WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis as described under "Investment Objectives and Policies--Money Market Portfolio-- When-Issued Securities."

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio--Stand-By Commitments."

         TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's Investors Service, Inc. ("Moody's") or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


         ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio--Eligible Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.

         SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security than a diversified portfolio. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio would be mitigated by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities.


         The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

         Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Portfolio's shares. Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities as described under "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------
         The Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios' respective investment objectives and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolios may not, however, change the following investment limitations (except as noted) without such a vote of their respective shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Portfolios may not borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of a Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         The Money Market and Municipal Money Market Portfolios may not:

                  1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Portfolio, except that up to 25% of the value of a Portfolio's total assets may be invested without regard to such 5% limitation.

         The Money Market Portfolio may not:

                  1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.


                  2. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

         So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three Business Days (as defined below). "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

         The Municipal Money Market Portfolio may not:

                  1. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in obligations at the time of purchase to be invested in issuers in the same industry.

         In addition, without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

         The Government Obligations Money Market Portfolio may not:

                  1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                  2. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

         The New York Municipal Money Market Portfolio may not:

                  1. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

         In addition, without shareholder approval, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.



PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
                               PURCHASE PROCEDURES

         GENERAL. Bedford Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Bedford Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Bedford Shares.

         All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by PFPC by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

         PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Bedford Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investment Account requirements. Although a broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker, and this Prospectus should be read in conjunction with any information received from a broker.

         Shareholders whose shares are held in the street name account of a broker and who desire to transfer such shares to the street name account of another broker should contact their current broker.


         A broker may offer investors maintaining Accounts the ability to purchase Bedford Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Bedford Class designated by the investor as the "Primary Bedford Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Bedford Class at any time by so instructing his broker.


         If a broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

         DIRECT PURCHASES. An investor may also make direct investments at any time in any Bedford Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Bedford Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Bedford Family" to The Bedford Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

         Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Bedford Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. The Fund does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (800)533-7719 (in Delaware call collect (302) 791-1196), and provide your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)


         B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:


                           PNC Bank, N.A., Philadelphia, Pa.
                           ABA-0310-0005-3.
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (investor's account number with the Portfolio)
                           FOR PURCHASE OF: (name of the Portfolio)
                           AMOUNT: (amount to be invested)

         C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.


         For subsequent investments, an investor should follow steps A and B above.

         RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

         Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


         REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Bedford Shares through an account may redeem

Bedford Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

         An investor's brokerage firm may also redeem each day a sufficient number of Shares of the Primary Bedford Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.


         Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


         REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request to The Bedford Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

         Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Distributor, the Portfolios, PFPC nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

         Proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading of the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

         REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is

$100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

         When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

         ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check if they anticipate an immediate need for redemption proceeds.

         The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in a Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such thirty day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



NET ASSET VALUE
--------------------------------------------------------------------------------


         The net asset value per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value of each class of the Portfolios is calculated by adding the proportionate interest of each class in the value of the securities, cash and other assets of the Portfolio, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value per share of each class of the Fund is determined independently of any of the Fund's other classes.


         The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

         With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


MANAGEMENT
--------------------------------------------------------------------------------
BOARD OF DIRECTORS


         The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two investment portfolios. Each of the Bedford Classes represents interests in one of the following portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER


         PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly-owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.


         As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


         For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.


         For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

         PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.

         For the Fund's fiscal year ended August 31, 1997, the Fund paid investment advisory fees aggregating .22% of the average net assets of the Money Market Portfolio, .04% of the average net assets of the Municipal Money Market Portfolio, .30% of the average net assets of the Government Obligations Money Market Portfolio and .02% of the average net assets of the New York Municipal Money Market Portfolio. For that same year, PIMC waived approximately .15%,
 .29%, .11% and .33% of the average net assets of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


ADMINISTRATOR


         PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


         PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with Dealers for the provision of certain shareholder support services to customers of such Dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Bedford Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements").



EXPENSES


         The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. The Bedford Classes of the Fund pay their own distribution fees and may pay a different share than other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Bedford Classes or if they receive different services.

         The investment adviser may assume expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of lowering yield to investors.

         For the Fund's fiscal year ended August 31, 1997, the Fund's total expenses were 1.12% of the average net assets with respect to the Bedford Class of the Money Market Portfolio (not taking into account waivers and reimbursements of .15%), were 1.14% of the average net assets with respect to the Bedford Class of the Municipal Money Market Portfolio (not taking into account waivers and reimbursements of .29%), were 1.09% of the average net assets with respect to the Bedford Class of the Government Obligations Money Market Portfolio (not taking into account waivers and reimbursements of .115%) and were 1.13% of the average net assets with respect to the Bedford Class of the New York Municipal Money Market Portfolios (not taking into account waivers and reimbursements of .33%).

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

         The Board of Directors of the Fund approved and adopted the Distribution Agreements and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Bedford Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Bedford Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Agreements, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of
 .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Bedford Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

         Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Bedford Class the fee agreed to under the relevant Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Bedford Class unless a shareholder elects otherwise.


         The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------
         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.


         Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

         The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 28% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Investors should additionally be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

         Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.


         The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


         An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.


         Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal and state income tax consequences described above.



DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


         The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

         The Fund offers multiple classes of shares in each of its Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888- 9723 to request more information concerning other classes available.

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEDFORD CLASSES OF THE MONEY MARKET, MUNICIPAL MONEY MARKET, GOVERNMENT OBLIGATIONS MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BEDFORD CLASSES OF THESE PORTFOLIOS.


         Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

         The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

         Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


         As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all of the classes of the Fund.



OTHER INFORMATION
--------------------------------------------------------------------------------
REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect
(302) 791-1196).

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BEDFORD FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Bedford Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Bedford Family Prospectus of the Fund dated December 1, 1997 (the
"Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.

                                    CONTENTS

                                                                    PROSPECTUS
                                                           PAGE        PAGE
                                                           ----     ----------
General...............................................        2            3
Investment Objectives and Policies....................        2           11
Directors and Officers................................       36          N/A
Investment Advisory, Distribution and
  Servicing Arrangements..............................       41        28,30
Portfolio Transactions................................       48          N/A
Purchase and Redemption Information...................       49           21
Valuation of Shares...................................       50           27
Performance Information...............................       52          N/A
Taxes.................................................       54           32
Additional Information Concerning Fund
  Shares..............................................       59           34
Miscellaneous.........................................       62          N/A
Financial Statements..................................       73          N/A
Appendix..............................................      A-1          N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market, Municipal Money Market and New York Municipal Money Market Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market, Municipal Money Market or New York Municipal Money Market Portfolios has such commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when-issued" securities will not exceed 25% of the value of a Portfolio's total assets absent unusual market conditions. When the Money Market, Municipal Money Market or the New York Municipal Money Market Portfolios engage in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market, Municipal Money Market and New York Municipal Money Market Portfolios may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. These Portfolios' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.


                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.


                  MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.


                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.


                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Money Market and Government Obligations Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage

Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.


                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.


                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2," by Standard & Poor's Ratings Services ("S&P"), or rated "Prime-1" or "Prime-2" by Moody's Investor's Service, Inc. ("Moody's")), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying
(2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or
(b) that are not unconditional, provided that the demand feature satisfies (2),
(3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one Rating Organization or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL
OBLIGATIONS.


                  Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

                  STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

                  State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. According to data published by the U.S. Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher than the national rate.

                  There can be no assurance that the State economy will not experience worse-than-predicted results in the 1997-1998 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  STATE BUDGET. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all monies and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

                  The State's budget for the 1997-98 fiscal year was adopted by the Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for State- supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and was based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year (the "1997-98 State Financial Plan"). In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. There can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

                  The adopted 1997-98 budget projected an increase in General Fund disbursements of $1.7 billion or 5.2 percent over 1996-97 levels. The General Fund's average annual growth rate over the last three fiscal years was approximately 1.2 percent. State Funds disbursements (excluding federal grants) are projected to increase by 5.4 percent from the 1996-97 fiscal year. All Governmental Funds projected disbursements increase by 7.0 percent over the 1996-97 fiscal year.

                  The 1997-98 State Financial Plan is projected to be balanced on a cash basis. The Financial Plan projections include a reserve for future needs of $530 million. As compared to the Governor's Executive Budget as amended in February 1997, the State's adopted budget for 1997-98 increased General Fund spending by $1.7 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-98 fiscal year, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, re- estimates of social service, fringe benefit and other spending, and certain non-recurring resources.

                  The 1997-98 adopted budget includes multi-year reductions, including a State-funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. These reductions are intended to reduce the overall level of

State and local taxes in New York and to improve the State's competitive position vis-a-vis other states. The various elements of the State and local tax and assessments reductions have little or no impact on the 1997-98 State Financial Plan, and do not begin to materially affect the outyear projections until the State's 1999-2000 fiscal year.

                  The Division of the Budget estimates that the 1997-98 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $270 million (or 0.7 percent of total General Fund receipts). These include the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance is composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.

                  The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the financial plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results, however, could differ materially and adversely from the projections set forth in the 1997-98 State Financial Plan, and those projections may be changed materially and adversely from time to time.

                  In the past, the State has taken management actions and made use of internal sources to address potential State financial plan shortfalls, and the Division of Budget believes it could take similar actions should variances occur in its projections for the current fiscal year.

                  In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the

State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

                  Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in New York State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

                  On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000- 2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2001 State fiscal year could grow to nearly $12 billion.

                  RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

                  Total General Fund receipts and transfers from other funds in the 1997-98 fiscal year are projected to be $35.09 billion, an increase of over $2 billion or approximately 6% from the $33.04 billion recorded in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected at $34.60 billion, an increase of $1.7 billion or approximately 5% from the total in the prior fiscal year.

                  The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1997 showed a total equity balance in its combined governmental funds of $826 million, reflecting assets of $15.87 billion and liabilities of $15.04 billion.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of its authorities and public benefit corporations ("Authorities"). Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

                  In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which were to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year, it was required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

                  On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. See Appendix A for an explanation of bond ratings. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994,

Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

                  The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding bond anticipation notes) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of $311 million in certificates of participation (including costs of issuance, reserve funds and other costs) during the State's 1997-98 fiscal year for equipment purchases. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

                  Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $1.9 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects.

                  In the 1997 legislative session, the Legislature also approved two new authorizations for lease-purchase and contractual obligation financings. An aggregate $425 million was authorized for four public authorities for the Community Enhancement Facility Program for economic development purposes. The Legislature also authorized the issuance of up to $40 million to finance the expansion and improvement of facilities at the Albany County airport.

                  Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $749.6 million for the 1996-97 fiscal year, and are estimated to be $720.9 million for the 1997-98 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $329.5 million for the 1996-97 fiscal year, and are estimated to be $329.6 million for the 1997-98 fiscal year. State lease-purchase and contractual-obligation payments were $1.74 billion in fiscal year 1996-97, and are estimated to be $2.21 billion in fiscal year 1997-98.

                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) an action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (7) challenges to certain aspects of petroleum business taxes;
(8) an action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for disabled children; (11) an action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non- Indian consumers on Indian reservations; and (12) a challenge to the constitutionality of Clean Water/Clean Air Bond Act.

                  Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal year 1996-97, $193 million in fiscal year 1997-98, peaking at $241 million in fiscal year 1998- 99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF DELAWARE V. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain monies held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the 1996-97 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $364 million, of which $134 million is expected to be paid during the 1997-98 fiscal year.

                  Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1996, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $75.4 billion, only a portion of which constitutes State-supported or State-related debt.

                  Authorities are generally supported by revenues generated by the projects they finance or operate, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

                  For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

                  In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. Moody's ratings of City bonds were revised in November 1981 from B (in effect since
1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

                  New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1997, MAC had outstanding an aggregate of approximately $4.267 billion of its bonds. MAC is authorized to issue bonds and notes to refund its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through the 1997 fiscal year in the event the City fails to provide such financing.

                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

                  The most recent quarterly modification to the City's financial plan for the 1997 fiscal year, which was submitted to the Control Board on June 10, 1997 (the "1997 Modification"), projected a balanced budget in accordance with GAAP for the 1997 fiscal year, after taking into account an increase in projected tax revenues of $1.2 billion during the 1997 fiscal year and a discretionary prepayment in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years.

                  On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and the City University of New York and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The financial plan included increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the financial plan reflected the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and included actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap-closing actions included (i) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan also set forth projections for the 1999 through 2001 fiscal years and projected gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan assumed approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the 1998-2001 Financial Plan assumed will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan also assumed (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenues of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the costs containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the 1998-2001 Financial Plan but was not provided for in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan reflected the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The 1998-2001 Financial Plan provided no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.

                  Since the preparation of the 1998-2001 Financial Plan, the State has adopted its budget for the 1997-1998 fiscal year.

The State budget (1) enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; (2) provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State-funded tax relief program which begins a year later than reflected in the financial plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year.

                  Although the City has maintained balanced budgets in each of its last sixteen fiscal years and is projected to achieve balanced operating results for the 1997 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998- 2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

                  The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

                  Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

                  The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

                  The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

                  Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

                  Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

                  Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and that was largely continued in 1997. Twenty-eight municipalities are scheduled to share in more than $32 million in targeted unrestricted aid allocated in the 1997-98 State budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in New York State other than New York City was approximately $19 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units, other than New York City, authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

                  From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.


INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

                                    (1) borrow money, except from banks for
         temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);


                                    (2) purchase securities of any one issuer,
         other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                                    (3) purchase securities on margin, except
         for short-term credit necessary for clearance of portfolio transactions;


                                    (4) underwrite securities of other issuers,
         except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal

         Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                                    (5) make short sales of securities or
         maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                                    (6) purchase or sell real estate, provided
         that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                                    (7) purchase or sell commodities or
         commodity contracts;

                                    (8) invest in oil, gas or mineral
         exploration or development programs;

                                    (9) make loans except that a Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                                    (10) purchase any securities issued by any
         other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                                    (11) make investments for the purpose of
         exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.


                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;


                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                                    1. The Money Market Portfolio will limit its
         purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier

         Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                                    2. The Money Market Portfolio will limit its
         purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                                    3. The Money Market Portfolio will limit its
         purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.


                                    1. The Municipal Money Market Portfolio will
         not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:


                                    1. Purchase securities other than U.S.
         Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.


                                    2. Borrow money, except from banks for
         temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)


                                    3. Act as an underwriter.


                                    4. Make loans except that the Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without shareholder approval.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:


                                    (1) borrow money, except from banks for
         temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                                    (2) Purchase securities on margin, except
         for short-term credit necessary for clearance of portfolio transactions;

                                    (3) underwrite securities of other issuers,
         except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                                    (4) make short sales of securities or
         maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                                    (5) purchase or sell real estate, provided
         that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                                    (6) purchase or sell commodities or
         commodity contracts;

                                    (7) invest in oil, gas or mineral
         exploration or development programs;

                                    (8) make loans except that the Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                                    (9) purchase any securities issued by any
         other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                                    (10) make investments for the purpose of
         exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                                    1. The New York Municipal Money Market
         Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market

         Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:

                                  POSITION        PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE          WITH FUND       DURING PAST FIVE YEARS
------------------------          ---------       ----------------------
*Arnold M. Reichman - 49          Director        Senior Managing Director,
 466 Lexington Avenue                             Chief Operating Officer
 New York, NY  10017                              and Assistant Secretary,
                                                  Warburg Pincus Asset
                                                  Management, Inc.; Director and
                                                  Executive Officer of
                                                  Counsellors Securities Inc.;
                                                  Director/Trustee of various
                                                  investment companies advised
                                                  by Warburg Pincus Asset
                                                  Management, Inc.

**Robert Sablowsky - 58           Director        Senior Vice
  110 Wall Street                                 President,
  New York, NY  10005                             Fahnestock Co., Inc.
                                                  (a registered
                                                  broker-dealer);
                                                  Prior to October
                                                  1996, Executive Vice
                                                  President of Gruntal
                                                  & Co., Inc. (a
                                                  registered broker-
                                                  dealer).

Francis J. McKay - 60             Director        Since 1963,
7701 Burholme Avenue                              Executive Vice
Philadelphia, PA  19111                           President, Fox Chase
                                                  Cancer Center (biomedical
                                                  research and medical care).

                                  POSITION        PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE          WITH FUND       DURING PAST FIVE YEARS
------------------------          ---------       ----------------------
Marvin E. Sternberg - 62          Director        Since 1974,
937 Mt. Pleasant Road                             Chairman, Director
Bryn Mawr, PA  19010                              and President, Moyco
                                                  Industries, Inc. (manufacturer
                                                  of dental supplies and
                                                  precision coated abrasives);
                                                  since 1968, Director and
                                                  President, Mart MMM, Inc.
                                                  (formerly Montgomeryville
                                                  Merchandise Mart Inc.) and
                                                  Mart PMM, Inc. (formerly
                                                  Pennsauken Merchandise Mart,
                                                  Inc.) (shopping centers); and
                                                  since 1975, Director and
                                                  Executive Vice President,
                                                  Cellucap Mfg. Co., Inc.
                                                  (manufacturer of disposable
                                                  headwear).

Julian A. Brodsky - 63            Director        Director, and Vice
1234 Market Street                                Chairman since 1969;
16th Floor                                        Comcast Corporation;
Philadelphia, PA  19107-                          (cable television
3723                                              and communications);
                                                  Director, Comcast Cablevision
                                                  of Philadelphia (cable
                                                  television and communications)
                                                  and Nextel (wireless
                                                  communications).

                                  POSITION        PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE          WITH FUND       DURING PAST FIVE YEARS
------------------------          ---------       ----------------------
Donald van Roden - 72             Director and    Self-employed
1200 Old Mill Lane                Chairman of the businessman.  From
Wyomissing, PA  19610             Board           February 1980 to
                                                  March 1987, Vice Chairman,
                                                  SmithKline Beecham Corporation
                                                  (pharmaceuticals); Director,
                                                  AAA Mid-Atlantic (auto
                                                  service); Director, Keystone
                                                  Insurance Co.

Edward J. Roach - 73              President and   Certified Public
Suite 100                         Treasurer       Accountant; Vice
Bellevue Park Corporate                           Chairman of the
  Center                                          Board, Fox Chase
400 Bellevue Parkway                              Cancer Center;
Wilmington, DE  19809                             Trustee Emeritus,
                                                  Pennsylvania School for the
                                                  Deaf; Trustee Emeritus,
                                                  Immaculata College; President
                                                  or Vice President and
                                                  Treasurer of various
                                                  investment companies advised
                                                  by PNC Institutional
                                                  Management Corporation;
                                                  Director, The Bradford Funds,
                                                  Inc.

Morgan R. Jones - 58              Secretary       Chairman of the law
Drinker Biddle & Reath LLP                        firm of Drinker
1345 Chestnut Street                              Biddle & Reath LLP;
Philadelphia, PA  19107-                          Director, Rocking
3496                                              Horse Child Care
                                                  Centers of America,
                                                  Inc.


------------------------------

* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.



                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.


                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor, and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:

                             DIRECTORS' COMPENSATION


                                                                                  TOTAL
                                            PENSION OR                            COMPENSATION
                          AGGREGATE         RETIREMENT          ESTIMATED         FROM REGISTRANT
                          COMPENSATION      BENEFITS ACCRUED    ANNUAL            AND FUND
NAME OF PERSON/           FROM              AS PART OF FUND     BENEFITS UPON     COMPLEX 1 PAID TO
POSITION                  REGISTRANT        EXPENSES            RETIREMENT        DIRECTORS
------------------        ------------      ---------------     -------------     ----------------
Julian A. Brodsky,            $16,000             N/A                 N/A             $16,000
Director
Francis J. McKay,             $19,000             N/A                 N/A             $19,000
Director
Arnold M. Reichman,               -0-             N/A                 N/A                 -0-
Director
Robert Sablowsky,             $ 8,000             N/A                 N/A             $ 8,000
Director
Marvin E. Sternberg,          $19,000             N/A                 N/A             $19,000
Director
Donald van Roden,             $24,000             N/A                 N/A             $24,000
Director and Chairman

----------------------
1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

         On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolios' adviser, PNC Bank, National Association ("PNC Bank"), the sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. Pursuant to the Sub-Advisory Agreements, PNC Bank is entitled to receive a annual fee from PIMC for its sub-advisory services calculated at the annual rate of 75% of the fees received by PIMC on behalf of the Money Market, Municipal Money Market and Government Obligations Portfolios. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market                 $5,366,431          $3,603,130          $469,986
Portfolio

Municipal Money              $ 201,095           $1,269,553          $ 14,921
Market Portfolio

Government
Obligations                  $1,774,123          $ 647,063           $404,193
Money Market
Portfolio

New York
Municipal Money              $  21,831           $ 324,917               $0
Market Portfolio

                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market                 $4,174,375           $3,527,715        $342,158
Portfolio

Municipal Money              $  190,687           $1,218,973        $ 17,576
Market Portfolio

Government
Obligations Money            $1,638,622           $  671,811        $406,954
Market Portfolio

New York
Municipal Money              $    2,709           $  268,017        $     0
Market Portfolio


                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market                $2,274,697            $2,589,832        $12,047
Portfolio

Municipal Money             $   67,752            $1,041,321        $11,593
Market Portfolio

Government                  $  780,122            $  398,363        $     0
Obligations Money
Market Portfolio

New York Municipal          $        0            $  187,660        $12,656
Money Market
Portfolio



                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers; (g) organizational costs; (h) fees to the investment adviser, sub-adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Fund; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and
(u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Bedford Classes of the Fund pays their own distribution fees, and may pay a different share than other classes of the Fund (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Bedford Classes or if they receive different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the Sub-Advisory Agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989. The Advisory Agreement was approved with respect to the New York Municipal Money Market Portfolio by the

Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.


                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

PORTFOLIOS                   FEES PAID             WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Municipal Money Market       $448,548                $0                  $0
Portfolio

New York Municipal Money     $ 99,071                $0                  $0
Market Portfolio

                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                             FEES PAID
                              (AFTER
PORTFOLIOS                    WAIVERS)             WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Municipal Money Market       $428,209              $     0             $0

New York Municipal           $ 67,204              $10,146             $0
Money Market Portfolio


                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                             FEES PAID
                              (AFTER
PORTFOLIOS                    WAIVERS)             WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Municipal Money Market
Portfolio                     $321,790             $ 6,233             $0

New York Municipal            $  8,960             $44,657             $0
Money Market Portfolio

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio, (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.


                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Bedford Classes pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Bedford Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Bedford Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket, expenses, and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Bedford Classes, (collectively, the "Distribution Agreements") and separate Plans of Distribution, for each of the Bedford Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Bedford

Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans was approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Bedford Class under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Bedford Class; and (4) while the Plans remain in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  During the year or period ended August 31, 1997, the Fund paid distribution fees to the Fund's Distributor under the Plans for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio in the aggregate amounts of $6,570,720, $1,131,857, $1,136,708 and $361,209, respectively. Of those amounts $6,447,204,
$1,111,658, $1,119,407 and $354,311, respectively, was paid to dealers with whom the Fund's Distributor had entered into dealer agreements, and $123,516, $20,199, $17,301 and $6,898, respectively, was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. The Fund believes that such Plans benefit the Fund by may increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the

Fund, had an indirect interest in the operation of the Plans by virtue of his position with a broker-dealer which sells the Fund's shares.



                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.


                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.


                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.

                  The Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolio held the following securities:

PORTFOLIO            SECURITY                                VALUE
---------            --------                                -----
Money Market         Bear Sterns Companies,
 Portfolio           Inc. Commercial Paper                   $105,000,000


Money Market         Bear Sterns Companies,
 Portfolio           Inc. Corporate Obligation               $ 20,000,000



                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of the class in the Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of the Fund is determined independently of the other classes. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. Each Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.

                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions takes place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.


                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                             PERFORMANCE INFORMATION


                  Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven- calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


                  The annualized yield for the seven-day period ended August 31, 1997 for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio before waivers was as follows:


                                                              TAX-EQUIVALENT
                                                                   YIELD
                                                               (ASSUMES A
                                               EFFECTIVE      FEDERAL INCOME
PORTFOLIO                         YIELD          YIELD        TAX RATE OF 28%)
---------                         -----        ---------     ------------------
Money Market                      4.60%          4.71%              N/A

Municipal Money Market            2.36%          2.39%             3.28%

Government Obligations            4.53%          4.63%              N/A
Money Market

New York Municipal                2.30%          2.33%             3.19%
Money Market

                  The annualized yield for the seven-day period ended August 31, 1997 for The Bedford Classes of the Money Market, Municipal Money Market, Government Obligations Money Market Portfolio and the New York Money Market Portfolio after waivers was as follows:

                                                              TAX-EQUIVALENT
                                                                   YIELD
                                                               (ASSUMES A
                                               EFFECTIVE      FEDERAL INCOME
PORTFOLIO                         YIELD          YIELD        TAX RATE OF 28%)
---------                         -----        ---------     ------------------
Money Market                      4.75%          4.86%              N/A

Municipal Money Market            2.64%          2.67%            3.67%

Government Obligations
Money Market                      4.64%          4.75%              N/A

New York Municipal
Money Market                      2.63%          2.66%            3.65%


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication thaT monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.



                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.


                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such stand-by commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of stand-by commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.


                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro
Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor

Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap), (100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money),

1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class L Common Stock, Class M Common Stock, Class N Common Stock and Class O Common Stock constitute the Bedford Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Numeric Investors Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios; the Janney Montgomery Scott Money Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.


                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------                  ----------------                      -------------
Cash Preservation         Jewish Family and Children's          44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103

                          Dominic and Barbara Pisciotta         15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303

Cash Preservation         Kenneth Farwell and Valerie           11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107

                          Gary L. Lange and                     32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750

                          Andrew Diederich and                   6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131

                          Gwendolyn Haynes                       5.2%
                          2757 Geyer
                          St. Louis, MO  63104

                          Savannah Thomas Trust                  6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119

Sansom Street Money       Wasner & Co.                          32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113

                          Saxon and Co.                         65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------                  ----------------                      -------------
BEA International         Blue Cross & Blue Shield of            6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106

                          Credit Suisse Private Banking          6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028

                          Indiana University Foundation          5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500

                          Employees Ret. Plan Marshfield         5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449

                          State Street Bank & Trust              5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992

BEA International         Bob & Co.                             87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)

                          TRANSCORP                             10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535

BEA High Yield            Fidelity Investments                  15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          Guenter Full Trust Michelin           17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------                  ----------------                      -------------
                          C S First Boston Pension Fund          6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002

                          Southdown Inc. Pension Plan            9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980

                          Edward J. Demske TTEE                  5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056

BEA High Yield            Richard A. Wilson TTEE                10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232

                          Charles Schwab & Co.                  88.82%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122

BEA Emerging Markets      Wachovia Bank North Carolina          26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819

                          Hall Family Foundation                38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400

                          Arkansas Public Employees             18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704

BEA Emerging Markets      Charles Schwab & Co.                  22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------                  ----------------                      -------------
                          Donald W. Allgood                     72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541

BEA US Core Equity        Patterson & Co.                       43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)

                          Credit Suisse Private Banking         13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028

                          Fleet National Bank Trust              5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900

                          Werner & Pfleiderer Pension            6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220

                          Washington Hebrew Congregation        11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799

BEA US Core Fixed         New England UFCW & Employers'         24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606

                          Patterson & Co.                        6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          MAC & Co                               5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------                  ----------------                      -------------
                          Fidelity Investments                   9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse
                          First Boston Employee's
                          Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          DCA Food Industries Inc.               8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255

                          State St. Bank & Trust TTE             6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470

                          The Valley Foundation                  6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594

BEA Strategic Global      Sunkist Master Trust                  32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313

                          Patterson & Co.                       23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          Key Trust Co. of Ohio                 18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870

                          Hard & Co.                            17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012

BEA Municipal Bond        William A. Marquard                   39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------                  ----------------                      -------------
                          Arnold Leon                           13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199

                          Irwin Bard                             6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908

                          S. Finkelstein Family Fund             5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827

BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.       17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)

                          Bea Associates 401K                   11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611

                          John B. Hurford                       47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611

n/i Numeric Investors     Charles Schwab & Co. Inc.              15.3%
Micro Cap Fund            Special Custody Account for the
(Class FF)                Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Public Inst. for Social Security        6.1%
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209

                          Portland General Corp.                 13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------                  ----------------                      -------------
                          State Street Bank and                  7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171

n/i Numeric Investors     Charles Schwab & Co. Inc.             18.6%
Growth Fund               Special Custody Account for the
(Class GG)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          U.S. Equity Investment                 6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477

                          Portland General Corp. VEBA            5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          CitiBank FSB                          18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607

n/i Numeric Investors     Charles Schwab & Co. Inc.             22.9%
Growth and Value Fund     Special Custody Account for the
(Class HH)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------                  ----------------                      -------------
                          Chase Manhattan Bank                   6.2%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660

Boston Partners Large     Dr. Janice B. Yost                    26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302

                          Saxon and Co.                         12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182

                          Irving Fireman's Relief & Ret          8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061

                          John N. Brodson and                   10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611

                          Wells Fargo Bank                      15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308

                          Hawaiian Trust Company LTD             6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170

                          Shady Side Academy Endowment          11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------                  ----------------                      -------------
Boston Partners Large     Fleet National Bank TTEE               7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692

                          National Financial Services           25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281

                          Joseph P. Scherer                     10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002

                          Linda C. Brodson                       7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          John N. Brodson                        7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Charles Schwab & Co. Inc.             12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Mark R. Scott                          6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090

Boston Partners Mid       National Financial SVCS Corp.         27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------                  ----------------                      -------------
                          Charles Schwab & Co. Inc.             32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104

                          George B. Smithy, Jr.                 13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181

                          John N. Brodson                        6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Linda C. Brodson                       6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

Boston Partners Mid       Wells Fargo Bank Cust                  5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389

                          USNB of Oregon                        77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208


                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


                              FINANCIAL STATEMENTS

         The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997 (the "1997 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand, L.L.P. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                    APPENDIX


COMMERCIAL PAPER RATING

                  A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATING

                  The following summarizes the ratings used by S&P for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATING

                  An S&P rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by S&P for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Rating for municipal notes.

=============================================   ================================

NO  PERSON  HAS BEEN  AUTHORIZED  TO GIVE ANY
INFORMATION  OR TO MAKE  ANY  REPRESENTATIONS
NOT  CONTAINED IN THIS  PROSPECTUS  OR IN THE
FUND'S  STATEMENT OF  ADDITIONAL  INFORMATION
INCORPORATED   HEREIN   BY   REFERENCE,    IN
CONNECTION  WITH  THE  OFFERING  MADE BY THIS
PROSPECTUS   AND,  IF  GIVEN  OR  MADE,  SUCH
INFORMATION  OR  REPRESENTATIONS  MUST NOT BE
RELIED UPON AS HAVING BEEN  AUTHORIZED BY THE
FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES
NOT  CONSTITUTE AN OFFERING BY THE FUND OR BY
THE DISTRIBUTOR IN ANY  JURISDICTION IN WHICH
SUCH OFFERING MAY NOT LAWFULLY BE MADE.

           -----------------------

                   CONTENTS

                                        PAGE


INTRODUCTION.............................. 3
FINANCIAL HIGHLIGHTS...................... 7
INVESTMENT OBJECTIVES AND POLICIES        11
INVESTMENT LIMITATIONS....................19
PURCHASE AND REDEMPTION OF SHARES.........21
NET ASSET VALUE...........................27    PROSPECTUS
MANAGEMENT................................28    THE BEDFORD FAMILY
DISTRIBUTION OF SHARES....................30
DIVIDENDS AND DISTRIBUTIONS...............31
TAXES.....................................32
DESCRIPTION OF SHARES.....................34
OTHER INFORMATION.........................35    MONEY MARKET PORTFOLIO

                                                --------------------------------

                                                MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENT ADVISER                              --------------------------------
PNC Institutional Management Corporation
Wilmington, Delaware                            GOVERNMENT OBLIGATIONS
                                                MONEY MARKET PORTFOLIO
CUSTODIAN
PNC Bank, National Association                  --------------------------------
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania                      DECEMBER 1, 1997


=============================================   ================================

                               THE BEDFORD FAMILY
                                       OF
                               THE RBB FUND, INC.

         The three classes of common stock (each, a "Bedford Class") of The RBB Fund, Inc. (the "Fund"), an open-end management investment company, offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio and a U.S. Government obligations money market portfolio (together, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:


         MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

         MUNICIPAL MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


         GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.


         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, AT ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Portfolios, PNC Bank, National Association ("PNC Bank") serves as sub-adviser for the Portfolios and custodian for the Fund and PFPC Inc. serves as administrator for the Municipal Money Market Portfolio and the transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.

         This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the SEC Internet Website (http://www.sec.gov).

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


PROSPECTUS                                                     DECEMBER 1, 1997

INTRODUCTION
--------------------------------------------------------------------------------


         The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the three classes of the Fund's shares (collectively, the "Bedford Shares" or "Shares") offered by this Prospectus represents interests in one of the following of such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio.


         The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.


         The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.

         The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.


         Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


         The Portfolios' investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolios and custodian to the Fund and PFPC Inc. ("PFPC") serves as the administrator to the Municipal Money Market Portfolio and the transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.

         An investor may purchase and redeem Shares of any of the Bedford Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

         An investment in any of the Bedford Shares is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

FEE TABLE

ANNUAL FUND OPERATING EXPENSES (BEDFORD CLASSES)
  AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

         The Fee Table below contains a summary of the annual operating expenses of the Bedford Classes of the Portfolios based on expenses incurred for the fiscal year ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.



                                                                                     GOVERNMENT
                                                                      MUNICIPAL      OBLIGATIONS
                                                  MONEY MARKET      MONEY MARKET    MONEY MARKET
                                                    PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                  ------------      ------------    ------------

Management Fees (after waivers)(1)...............   .22%               .04%              .30%
12b-1 Fees ......................................   .53                .56               .56
Other Expenses ..................................   .22                .25               .115
                                                    ---                ---               ----
Total Fund Operating Expenses (Bedford Classes)
  (after waivers)(1).............................   .97%               .85%              .975%
                                                   ====               ====               ====

(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio, Management Fees would be .37%, .33% and .41%, respectively, and Total Fund Operating Expenses would be 1.12%, 1.14% and 1.09%, respectively.


EXAMPLE

         An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------

Money Market*............................    $10      $31      $54       $119
Municipal Money Market*..................    $ 9      $27      $47       $105
Government Obligations Money Market*.....    $10      $31      $54       $120


* Other classes of these Portfolios are sold with different fees and expenses.


         The  Example  in  the  Fee  Table   assumes  that  all   dividends  and
distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Bedford Classes)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term Shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Bedford Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management -- Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on actual costs and fees charged to each class. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

         From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing such Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate.

         The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Bedford Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in Bedford Shares are not reflected in the yields of Shares of the Bedford Classes, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Bedford Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


         The table below sets forth certain information concerning the investment results of the Bedford Classes representing interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1993 through August 31, 1997 are a part of the Fund's financial statements for each of the Portfolios, which are incorporated by reference into the Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P. ("Coopers"), the Fund's independent accountants. The financial data for each of the Portfolios for the periods ended August 31, 1989, 1990, 1991 and 1992 are a part of previous financial statements audited by Coopers. The financial data should be read in conjunction with the financial statements and notes thereto. Further information about the performance of the Portfolios is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained free of charge by calling the telephone number on page 1 of this Prospectus.

                               THE BEDFORD FAMILY


THE RBB FUND, INC. FINANCIAL HIGHLIGHTS (c)
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                MONEY MARKET PORTFOLIO
                                   -------------------------------------------------------------------------------------


                                       FOR THE           FOR THE          FOR THE          FOR THE          FOR THE
                                     YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                   AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                   ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
    beginning of period...........   $     1.00       $     1.00        $   1.00          $   1.00         $   1.00
                                     ----------       ----------        --------          --------         --------

Income from investment operations:
  Net investment income...... ....       0.0462           0.0469          0.0486            0.0278           0.0243
  Net gains on securities (both
    realized and unrealized)......           --               --              --                --               --
                                     ----------       ----------        --------          --------         --------

      Total from investment
        operations................       0.0462           0.0469          0.0486            0.0278           0.0243
                                     ----------       ----------        --------          --------         --------
Less distributors
  Dividends (from  net  investment
    income).......................      (0.0462)         (0.0469)        (0.0486)          (0.0278)         (0.0243)
  Distributions (from capital
    gains)........................           --               --              --                --               --
                                     ----------       ----------        --------          --------         --------
      Total distributions.........      (0.0462)         (0.0469)        (0.0486)          (0.0278)         (0.0243)
                                     ----------       ----------        --------          --------         --------

Net asset value, end of period ...   $     1.00       $     1.00        $   1.00          $   1.00         $   1.00
                                     ==========       ==========        ========          ========         ========

Total return......................         4.72%            4.79%           4.97%             2.81%            2.46%
Ratios/Supplemental Data
  Net assets, end of period (000)    $1,392,911       $1,109,334        $935,821          $710,737         $782,153
  Ratios of expenses to average
    net assets....................          .97%(a)          .97%(a)         .96%(a)           .95%(a)          .95%(a)
  Ratios of net investment income to
    average net assets............         4.62%            4.69%           4.86%             2.78%            2.43%




                                     --------------------------------------------------------------------
                                                                                          FOR THE PERIOD
                                                                                        SEPTEMBER 30, 1988
                                          FOR THE          FOR THE         FOR THE        (COMMENCEMENT
                                        YEAR ENDED       YEAR ENDED      YEAR ENDED     OF OPERATIONS) TO
                                     AUGUST 31, 1992  AUGUST 31, 1991  AUGUST 31, 1990   AUGUST 31, 1989
                                     ---------------  ---------------  ---------------  -----------------
Net asset value,
    beginning of period............     $   1.00          $   1.00         $   1.00          $   1.00
                                        --------          --------         --------          --------

Income from investment operations:
  Net investment income............       0.0375            0.0629           0.0765            0.0779
  Net gains on securities (both
    realized and unrealized).......       0.0007                --               --                --
                                        --------          --------         --------          --------

      Total from investment
        operations.................       0.0382            0.0629           0.0765            0.0779
                                        --------          --------         --------          --------
Less distributors
  Dividends (from  net  investment
    income)........................      (0.0375)          (0.0629)         (0.0765)          (0.0779)
  Distributions (from capital
    gains).........................      (0.0007)               --              --                 --
                                        --------          --------         --------          --------
      Total distributions..........      (0.0382)          (0.0629)         (0.0765)          (0.0779)
                                        --------          --------         --------          --------

Net asset value, end of period ....     $   1.00          $   1.00         $   1.00          $   1.00
                                        ========          ========         ========          ========

Total return.......................         3.89%             6.48%            7.92%             8.81%(b)
Ratios/Supplemental Data
  Net assets, end of period (000)       $736,842          $747,530         $709,757          $152,311
  Ratios of expenses to average
    net assets.....................          .95%(a)           .92%(a)          .92%(a)           .93%(a)(b)
  Ratios of net investment income to
    average net assets.............         3.75%             6.29%            7.65%             8.61%(b)


(a) Without the waiver of advisory and administration fees, and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.12%, 1.14%, 1.17%, 1.16%, 1.19%, 1.20%, 1.17% and 1.16% for the years ended
    August 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991 and 1990,  respectively, and 1.27% annualized for the period ended August 31, 1989.


(b) Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the Portfolio.


                               THE BEDFORD FAMILY

           THE RBB FUND, INC. FINANCIAL HIGHLIGHTS (c)
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   MUNICIPAL MONEY MARKET PORTFOLIO
                                   -------------------------------------------------------------------------------------



                                       FOR THE           FOR THE          FOR THE          FOR THE          FOR THE
                                     YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                   AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                   ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
    beginning of period.............  $    1.00         $    1.00        $   1.00         $   1.00         $   1.00
                                      ---------         ---------        --------         --------         --------

Income from investment operations:
  Net investment income.............     0.0285            0.0288          0.0297           0.0195           0.0195
  Net gains on securities (both
    realized and unrealized)........         --                --              --               --               --
                                      ---------         ---------        --------         --------         --------

      Total from investment
        operations..................     0.0285            0.0288          0.0297           0.0195           0.0195
                                      ---------         ---------        --------         --------         --------
Less distributors
  Dividends (from  net  investment
    income).........................    (0.0285)          (0.0288)        (0.0297)         (0.0195)         (0.0195)
  Distributions (from capital
    gains)..........................         --                --              --               --               --
                                      ---------         ---------        --------         --------         --------
      Total distributions...........    (0.0285)          (0.0288)        (0.0297)         (0.0195)         (0.0195)
                                      ---------         ---------        --------         --------         --------

Net asset value, end of period .....  $    1.00         $    1.00        $   1.00         $   1.00         $   1.00
                                      =========         =========        ========         ========         ========

Total return........................       2.88%             2.92%           3.01%            1.97%            1.96%
Ratios/Supplemental Data
  Net assets, end of period (000)     $ 213,034         $ 201,940        $198,425         $182,480         $215,577
  Ratios of expenses to average
    net assets......................        .85%(a)           .84%(a)         .82%(a)          .77%(a)          .77%(a)
  Ratios of net investment income to
    average net assets..............       2.85%             2.88%           2.97%            1.95%            1.95%




                                   ----------------------------------------------------------------------

                                                                                          FOR THE PERIOD
                                                                                        SEPTEMBER 30, 1988
                                          FOR THE          FOR THE         FOR THE        (COMMENCEMENT
                                        YEAR ENDED       YEAR ENDED      YEAR ENDED     OF OPERATIONS) TO
                                   AUAUGUST 31, 1992  AUGUST 31, 1991  AUGUST 31, 1990   AUGUST 31, 1989
                                   -----------------  ---------------  ---------------  -----------------
Net asset value,
    beginning of period..............    $   1.00         $   1.00         $   1.00          $   1.00
                                         --------         --------         --------          --------

Income from investment operations:
  Net investment income.............       0.0287           0.0431           0.0522            0.0513
  Net gains on securities (both
    realized and unrealized)........           --               --               --                --
                                         --------         --------         --------          --------

      Total from investment
        operations..................       0.0287           0.0431           0.0522            0.0513
                                         --------         --------         --------          --------
Less distributors
  Dividends (from  net  investment
    income).........................      (0.0287)         (0.0431)         (0.0522)          (0.0513)
  Distributions (from capital
    gains)..........................           --               --               --                --
                                         --------         --------         --------          --------
      Total distributions...........      (0.0287)         (0.0431)         (0.0522)          (0.0513)
                                         --------         --------         --------          --------

Net asset value, end of period .....     $   1.00         $   1.00         $   1.00          $   1.00
                                         ========         ========         ========          ========

Total return........................         2.90%            4.40%            5.35%             5.72%(b)
Ratios/Supplemental Data
  Net assets, end of period (000)        $176,950         $215,140         $195,566          $ 85,806
  Ratios of expenses to average
    net assets......................          .77%(a)          .74%(a)          .75%(a)           .73%(a)(b)
  Ratios of net investment income to
    average net assets..............         2.87%            4.31%            5.22%             5.70%(b)


(a) Without the waiver of advisory and administration fees, and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.14%, 1.12%,1.14%,I.12%,1.16%,I.15%, 1.13% and 1.14% for the years ended
    August 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991 and 1990,  respectively, and 1.27% annualized for the period ended August 31, 1989.

(b) Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the Portfolio.


                               THE BEDFORD FAMILY


            THE RBB FUND, INC. FINANCIAL HIGHLIGHTS (c)
                  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                   -------------------------------------------------------------------------------------


                                       FOR THE           FOR THE          FOR THE          FOR THE          FOR THE
                                     YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                   AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                   ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
    beginning of period.............   $    1.00       $    1.00         $   1.00         $   1.00         $   1.00
                                       ---------       ---------         --------         --------         --------

Income from investment operations:
  Net investment income.............      0.0449          0.0458           0.0475           0.0270           0.0231
  Net gains on securities (both
    realized and unrealized)........          --              --               --               --               --
                                       ---------       ---------         --------         --------         --------

      Total from investment
        operations..................      0.0449          0.0458           0.0475           0.0270           0.0231
                                       ---------       ---------         --------         --------         --------
Less distributors
  Dividends (from  net  investment
    income).........................     (0.0449)        (0.0458)         (0.0475)         (0.0270)         (0.0231)
  Distributions (from capital
    gains)..........................          --              --               --               --               --
                                       ---------       ---------         --------         --------         --------
      Total distributions...........     (0.0449)        (0.0458)         (0.0475)         (0.0270)         (0.0231)
                                       ---------       ---------         --------         --------         --------

Net asset value, end of period .....   $    1.00       $    1.00         $   1.00         $   1.00         $   1.00
                                       =========       =========         ========         ========         ========

Total return........................        4.59%           4.68%            4.86%            2.73%            2.33%
Ratios/Supplemental Data
  Net assets, end of period (000)        $209,715      $ 192,599         $163,398         $166,418         $213,741
  Ratios of expenses to average
    net assets......................        .975%(a)        .975%(a)         .975%(a)         .975%(a)         .975%(a)
  Ratios of net investment income to
    average net assets..............        4.49%           4.58%            4.75%            2.70%            2.31%




                                   ----------------------------------------------------------------------

                                                                                          FOR THE PERIOD
                                                                                        SEPTEMBER 30, 1988
                                         FOR THE          FOR THE           FOR THE        (COMMENCEMENT
                                       YEAR ENDED       YEAR ENDED        YEAR ENDED     OF OPERATIONS) TO
                                     AUGUST 31, 1992  AUGUST 31, 1991  AUGUST 31, 1990   AUGUST 31, 1989
                                   -----------------  ---------------  ---------------  -----------------
Net asset value,
    beginning of period.............    $   1.00          $   1.00         $   1.00          $   1.00
                                        --------          --------         --------          --------

Income from investment operations:
  Net investment income.............      0.0375            0.0604           0.0748            0.0725
  Net gains on securities (both
    realized and unrealized)........      0.0009                --               --                --
                                        --------          --------         --------          --------

      Total from investment
        operations..................      0.0384            0.0604           0.0748            0.0725
                                        --------          --------         --------          --------
Less distributors
  Dividends (from  net  investment
    income).........................     (0.0375)          (0.0604)         (0.0748)          (0.0725)
  Distributions (from capital
    gains)..........................     (0.0009)               --               --                --
                                        --------          --------         --------          --------
      Total distributions...........     (0.0384)          (0.0604)         (0.0748)          (0.0725)
                                        --------          --------         --------          --------

Net asset value, end of period .....    $   1.00          $   1.00         $   1.00          $   1.00
                                        =========         =========        =========         =========

Total return........................        3.91%             6.21%            7.74%             8.64%(b)
Ratios/Supplemental Data
  Net assets, end of period (000)       $225,101          $368,899         $209,378          $ 66,281
  Ratios of expenses to average
    net assets......................        .975%(a)           .95%(a)          .95%(a)           .96%(a)(b)
  Ratios of net investment income to
    average net assets..............        3.75%             6.04%            7.48%             8.34%(b)


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.09%, 1.10%, 1.13%, 1.17%, 1.18%, 1.12%, 1.13% and 1.17% for the years ended August 31,
    1997, 1996, 1995, 1994, 1993,1992,  1991 and 1990,  respectively,  and 1.40%
    annualized for the period ended August 31, 1989.

(b) Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within the Portfolio.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO


         The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." There is no assurance that the investment objective of the Portfolio will be achieved. The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

         BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.

         Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denom-inated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.


         VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


         U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.


         ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset- backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a Portfolio will generally be at lower rates than the rates on the prepaid obligations.

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

         GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

         MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies -- Municipal Money Market Portfolio -- Municipal Obligations."

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal

Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

         WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when- issued securities for speculative purposes but only in furtherance of its investment objective.

         ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Ratings Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.


                        MUNICIPAL MONEY MARKET PORTFOLIO


         The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities, the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Portfolio will be achieved.


         MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.


         The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.


         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


         Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

         TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

         WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis as described under "Investment Objectives and Policies -- Money Market Portfolio -- When-Issued Securities."

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio as described under "Investment Objectives and Policies -- Money Market Portfolio -- Stand-By Commitments."

         ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Eligible Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.

         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities as described under "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.



                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

         The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage
Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government- sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal. There is no assurance that the investment objective of the Portfolio will be achieved.

         Due to fluctuations in interest rates, the market values of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities may vary. Certain government securities held by the Portfolio may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a more complete description of repurchase agreements, see "Investment Objectives and Policies -- Money Market Portfolio -- Repurchase Agreements."

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. For a more complete description of reverse repurchase agreements, see "Investment Objectives and Policies -- Money Market Portfolio -- Reverse Repurchase Agreements."

         MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. Mortgage- related securities consist of mortgage loans which are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. The Fund may also acquire asset-backed securities as described under "Investment Objectives and Policies -- Money Market Portfolio -- Asset Backed Securities."


         LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.


         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities as described under "Investment Objectives and Policies--Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.



INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------


         The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios' respective investment objectives and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolios may not, however, change the following investment limitations without such a vote of their respective shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Portfolios may not borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of a Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         The Money Market and Municipal Money Market Portfolios may not:

                  1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Portfolio, except that up to 25% of the value of a Portfolio's total assets may be invested without regard to such 5% limitation.

         The Money Market Portfolio may not:

                  1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                  2. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

         So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three Business Days (as defined below). "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

         The Municipal Money Market Portfolio may not:

                  1. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in obligations at the time of purchase to be invested in issuers in the same industry.

In addition, without the affirmative vote of the holders of a majority of the Municipal Money Market Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.


         The Government Obligations Money Market Portfolio may not:

                  1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                  2. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.




PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

                               PURCHASE PROCEDURES


         GENERAL. Bedford Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Bedford Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Bedford Shares.

         All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the closed of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

         PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Bedford Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investment Account requirements. Even if a broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker, and this Prospectus should be read in conjunction with any information received from a broker. Shareholders whose shares are held in the street name account of a broker and who desire to transfer such shares to the street name account of another broker should contact their current broker.


         A broker may offer investors maintaining Accounts the ability to purchase Bedford Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Bedford Class designated by the investor as the

"Primary Bedford Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Bedford Class at any time by so instructing his broker.


         If a broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in available Federal Funds to the Fund's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

         DIRECT PURCHASES. An investor may also make direct investments at any time in any Bedford Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Bedford Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Bedford Family" to the Bedford Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

         Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Bedford Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. The Fund does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (800)533-7719 (in Delaware call collect (302) 791-1196), and provide your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)

         B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

                  PNC Bank, N.A., Philadelphia, PA
                  ABA-0310-0005-3.
                  FROM:  (name of investor)
                  ACCOUNT NUMBER: (investor's account number with the Portfolio)
                  FOR PURCHASE OF:  (name of the Portfolio)
                  AMOUNT:  (amount to be invested)

         C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.


         For subsequent investments, an investor should follow steps A and B above.

         RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

         Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


         REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Bedford Shares through an Account may redeem Bedford Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

         An investor's brokerage firm may also redeem each day a sufficient number of Shares of the Primary Bedford Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.


         Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


         REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request to The Bedford Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

         Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by call (888) 261-4073. Neither the Fund, the Distributor, the Portfolios, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

         Proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

         REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100: however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

         When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

         ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check if they anticipate an immediate need for redemption proceeds.

         The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in a Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.


NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset values per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders are determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value per share of each class of the Portfolios is calculated by adding the proportionate interest of each class in the value of the securities, cash and other assets of the Portfolio, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value per share of each Portfolio is determined independently of any of the Fund's other investment portfolios.


         The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares."

There can be no assurance that net asset value per share will not vary.


         With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.



MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS


         The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two investment portfolios. Each of the Bedford Classes represents interests in one of the following portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER


         PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly-owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.


         As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


         For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations

Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

         For the services provided and expenses assumed by it with respect to the Municipal Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and
 .25% of net assets in excess of $500 million.

         PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to a Portfolio. Such sub-advisory fees have no effect on the advisory fees payable by each Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.

         For the Fund's fiscal year ended August 31, 1997, the Fund paid investment advisory fees aggregating .22% of the average net assets of the Money Market Portfolio, .04% of the average net assets of the Municipal Money Market Portfolio and .30% of the average net assets of the Government Obligations Money Market Portfolio. For that same year, PIMC waived approximately .15%, .29% and
 .11% of average net assets of the Money Market Portfolio, Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio, respectively.


ADMINISTRATOR


         PFPC serves as the administrator for the Municipal Money Market Portfolio and generally assists the Portfolio in all aspects of its administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market Portfolio. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


         PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with Dealers for the provision of certain shareholder support services to customers of such Dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., with a principal address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Bedford Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements").


EXPENSES


         The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. The Bedford Classes of the Fund pay their own distribution fees and may pay a different share than other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Bedford Class or if they receive different services.

         The investment adviser may assume expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of lowering yield to investors.

         For the Fund's fiscal year ended August 31, 1997, the Fund's total expenses were 1.12% of the average net assets with respect to the Bedford Class of the Money Market Portfolio (not taking into account waivers of .15%), were 1.14% of the average net assets with respect to the Bedford Class of the Municipal Money Market Portfolio (not taking into account waivers of .29%) and were 1.09% of the average net assets with respect to the Bedford Class of the Government Obligations Money Market Portfolio (not taking into account waivers of .115%).


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------


         The  Board  of  Directors   of  the  Fund   approved  and  adopted  the
Distribution Agreements and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Bedford Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Bedford Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Agreements, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of
 .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Bedford Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

         Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Bedford Class the fee agreed to under the relevant Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.



DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Bedford Class unless a shareholder elects otherwise.


         The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of trading of the NYSE. Net short-term capital gains, if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------


         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

         Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

         The Municipal Money Market Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." Investors in this Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 28% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining federal alternative minimum tax liability. Although it does not currently intend to do so, the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from other Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Investors should additionally be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments.

         The Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

         The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


         An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from such Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

         Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal income tax consequences described above.


DESCRIPTION OF SHARES

         The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).

         The Fund offers multiple classes of shares in each of its Money Market, Municipal Money Market and Government Obligations Money Market Portfolios to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEDFORD CLASSES OF THE MONEY MARKET, MUNICIPAL MONEY MARKET AND GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BEDFORD CLASSES OF THESE PORTFOLIOS.

         Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.


         The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


         Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

         As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all of the classes of the Fund.


OTHER INFORMATION


REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect
(302) 791-1196).

                                 BEDFORD FAMILY
                             MONEY MARKET PORTFOLIO,
                      MUNICIPAL MONEY MARKET PORTFOLIO AND
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares of three classes (the "Bedford Shares") each representing interests in one of three investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Bedford Family Prospectus of the Fund, dated December 1, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888- 9723. This Statement of Additional Information is dated December 1, 1997.


                                    CONTENTS


                                                                   Prospectus
                                                         Page         Page
                                                         ----      ----------
General.........................................           2             3
Investment Objectives and Policies..............           2         11,19
Directors and Officers..........................          16           N/A
Investment Advisory, Distribution
  and Servicing Arrangements....................          21            28
Portfolio Transactions..........................          27           N/A
Purchase and Redemption Information.............          29            21
Valuation of Shares.............................          29            27
Performance Information.........................          31           N/A
Taxes...........................................          33            32
Additional Information Concerning
  Fund Shares...................................          38            34
Miscellaneous...................................          41           N/A
Financial Statements............................          52           N/A
Appendix........................................         A-1           N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AN HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to three classes of shares (the "Bedford Classes") representing interests in three of the investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or other liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market or the Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market and Municipal Money Market Portfolios may purchase "when- issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market or Municipal Money Market Portfolios has such commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when issued" securities will not exceed 25% of the value of a Portfolio's total assets absent unusual market conditions. When either the Money Market Portfolio or Municipal Money Market Portfolio engages in when- issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio and Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities

(collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio or Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


                  Each of the Money Market Portfolio and Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio and Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  Each of the Money Market Portfolio and Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. These Portfolios' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.


                  The Money Market Portfolio and Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


                  SHORT SALES "AGAINST THE BOX": In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.


                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark to market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Money Market and Government Obligations Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more Rating Organizations (as defined in the Prospectus) in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or
(4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one Rating Organization or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio and the Government Obligations Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS


                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:


                           (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                           (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                           (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;


                           (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                           (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (7) purchase or sell commodities or commodity contracts;

                           (8) invest in oil, gas or mineral exploration or development programs;

                           (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                           (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (11) make investments for the purpose of exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.


                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.


                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise Price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                  1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.


                  2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300 percent for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)


                  3. Act as an underwriter.

                  4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without shareholder approval.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.


                             DIRECTORS AND OFFICERS


                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:


                                                           Principal Occupation
Name and Address and Age        Position with Fund        During Past Five Years
------------------------        ------------------        ----------------------

Arnold M. Reichman -- 49*       Director                   Senior Managing
466 Lexington Avenue                                       Director, Chief
New York, NY  10017                                        Operating Officer
                                                           and Assistant
                                                           Secretary, Warburg
                                                           Pincus Asset
                                                           Management, Inc.;
                                                           Director and
                                                           Executive Officer of
                                                           Counsellors
                                                           Securities Inc.;
                                                           Director/Trustee of
                                                           various investment
                                                           companies advised by
                                                           Warburg Pincus Asset
                                                           Management, Inc.

                                                           Principal Occupation
Name and Address and Age        Position with Fund        During Past Five Years
------------------------        ------------------        ----------------------

Robert Sablowsky -- 58**        Director                   Senior Vice
110 Wall Street                                            President,
New York, NY  10005                                        Fahnestock Co., Inc.
                                                           (a registered
                                                           broker-dealer);
                                                           Prior to October
                                                           1996, Executive Vice
                                                           President of Gruntal
                                                           & Co., Inc. (a
                                                           registered broker-
                                                           dealer.

Francis J. McKay -- 60          Director                   Since 1963,
7701 Burholme Avenue                                       Executive Vice
Philadelphia, PA  19111                                    President, Fox Chase
                                                           Cancer Center
                                                           (Biomedical research
                                                           and medical care).

Marvin E. Sternberg -- 62       Director                   Since 1974,
937 Mt. Pleasant Road                                      Chairman, Director
Bryn Mawr, PA  19010                                       and President, Moyco
                                                           Industries, Inc.
                                                           (manufacturer of
                                                           dental supplies and
                                                           precision coated
                                                           abrasives); since
                                                           1968, Director and
                                                           President, Mart MMM,
                                                           Inc. (formerly
                                                           Montgomeryville
                                                           Merchandise Mart
                                                           Inc.) and Mart PMM,
                                                           Inc. (formerly
                                                           Pennsauken
                                                           Merchandise Mart
                                                           Inc.) (shopping
                                                           centers); and since
                                                           1975, Director and
                                                           Executive Vice
                                                           President, Cellucap
                                                           Mfg. Co., Inc.
                                                           (manufacturer of
                                                           disposable
                                                           headwear).

                                                           Principal Occupation
Name and Address and Age        Position with Fund        During Past Five Years
------------------------        ------------------        ----------------------

Julian A. Brodsky -- 63         Director                   Director and Vice
1234 Market Street                                         Chairman since 1969,
16th Floor                                                 Comcast Corporation
Philadelphia, PA  19107-                                   (cable television
3723                                                       and communications);
                                                           Director, Comcast
                                                           Cablevision of
                                                           Philadelphia (cable
                                                           television and
                                                           communications) and
                                                           Nextel (wireless
                                                           communications).

Donald van Roden -- 72          Director and               Self-employed
1200 Old Mill Lane              Chairman of the            businessman.  From
Wyomissing, PA  19610           Board                      February 1980 to
                                                           March 1987, Vice
                                                           Chairman, SmithKline
                                                           Beecham Corporation
                                                           (pharmaceuticals);
                                                           Director, AAA Mid-
                                                           Atlantic (auto
                                                           service); Director,
                                                           Keystone Insurance
                                                           Co.

Edward J. Roach -- 73           President and              Certified Public
Suite 100                       Treasurer                  Accountant; Vice
Bellevue Park                                              Chairman of the
Corporate Center                                           Board, Fox Chase
400 Bellevue Parkway                                       Cancer Center;
Wilmington, DE  19809                                      Trustee Emeritus,
                                                           Pennsylvania School
                                                           for the Deaf;
                                                           Trustee Emeritus,
                                                           Immaculata College;
                                                           President or Vice
                                                           President and
                                                           Treasurer of various
                                                           investment companies
                                                           advised by PNC
                                                           Institutional
                                                           Management
                                                           Corporation;
                                                           Director, The
                                                           Bradford Funds, Inc.

                                                           Principal Occupation
Name and Address and Age        Position with Fund        During Past Five Years
------------------------        ------------------        ----------------------

Morgan R. Jones -- 58           Secretary                  Chairman of the law
Drinker Biddle & Reath LLP                                 firm of Drinker
1345 Chestnut Street                                       Biddle & Reath LLP;
Philadelphia, PA  19107-                                   Director, Rocking
3496                                                       Horse Child Care
                                                           Centers of America,
                                                           Inc.


-------------------

                  * Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

                  ** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:



                             DIRECTORS' COMPENSATION

                                      PENSION OR                 TOTAL
                                      RETIREMENT                 COMPENSATION
                                      BENEFITS      ESTIMATED    FROM
                        AGGREGATE     ACCRUED AS    ANNUAL       REGISTRANT
                        COMPENSATION  PART OF       BENEFITS     AND FUND
NAME OF PERSON/         FROM          FUND          UPON         COMPLEX1 PAID
POSITION                REGISTRANT    EXPENSES      RETIREMENT   TO DIRECTORS
---------------         ------------  ----------    ----------   -------------
Julian A. Brodsky,        $16,000       N/A           N/A           $16,000
Director
Francis J. McKay,         $19,000       N/A           N/A           $19,000
Director
Arnold M. Reichman,        $  0         N/A           N/A           $  0
Director
Robert Sablowsky,         $ 8,000       N/A           N/A           $ 8,000
Director
Marvin E. Sternberg,      $19,000       N/A           N/A           $19,000
Director
Donald van Roden,         $24,000       N/A           N/A           $24,000
Director and
Chairman

----------------------

1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

                  On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee) pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolios' adviser, PNC Bank, National Association ("PNC Bank"), the Portfolios' sub- adviser and the Fund's custodian, PFPC Inc. ("PFPC"), the Municipal Money Market Portfolio's administrator and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements and PNC Bank renders sub-advisory services to each of the Portfolios pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Pursuant to the Sub-Advisory Agreements, PNC Bank is entitled to receive from PIMC an annual fee calculated at the annual rate of 75% of the fees received by PIMC on behalf of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:


                               FEES PAID
                                (AFTER
                              WAIVERS AND                     REIMBURSE-
PORTFOLIOS                  REIMBURSEMENTS)    WAIVERS           MENTS
----------                  ---------------    -------        ----------
Money Market Portfolio        $5,366,431      $3,603,130      $469,986

Municipal Money Market          $201,095      $1,269,553       $14,921
Portfolio

Government Obligations
Money Market Portfolio        $1,774,123        $647,063      $404,193


                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:


                               FEES PAID
                                (AFTER
                              WAIVERS AND                     REIMBURSE-
PORTFOLIOS                  REIMBURSEMENTS)    WAIVERS           MENTS
----------                  ---------------    -------        ----------
Money Market Portfolio        $4,174,375     $3,527,715       $342,158

Municipal Money Market        $  190,687     $1,218,973       $ 17,576
Portfolio

Government Obligations        $1,638,622     $  671,811       $406,954
Money Market Portfolio

                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

                                    FEES PAID
                                     (AFTER
                                   WAIVERS AND                      REIMBURSE-
PORTFOLIOS                       REIMBURSEMENTS)     WAIVERS           MENTS
----------                       ---------------     -------        ----------
Money Market Portfolio             $2,274,697       $2,589,832       $12,047

Municipal Money Market             $   67,752       $1,041,321       $11,593
Portfolio

Government Obligations             $  780,122       $  398,363       $     0
Money Market Portfolio


                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers; (g) organizational costs; (h) fees paid to the investment adviser, sub-adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolios' investment adviser or Distributor; (j) taxes; (k) interest;
(l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Fund; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Bedford Class of the Fund pays its own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Bedford Class or if it receives different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved on July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held December 22, 1989, as adjourned. The Investment Advisory Agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned. The Sub-Advisory Agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENT. PFPC serves as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or the Portfolio in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market Portfolio.


                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:


                                                          REIMBURSE-
PORTFOLIO                       FEES PAID    WAIVERS        MENTS
---------                       ---------    -------      ----------
Municipal Money Market           $448,548       $0           $0
Portfolio

                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:


                                                          REIMBURSE-
PORTFOLIO                       FEES PAID    WAIVERS        MENTS
---------                       ---------    -------      ----------
Municipal Money Market          $428,209       $0             $0
Portfolio

                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                                                          REIMBURSE-
PORTFOLIO                       FEES PAID    WAIVERS        MENTS
---------                       ---------    -------      ----------
Municipal Money Market          $321,790     $6,233           $0
Portfolio



                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.


                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Bedford Class pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems Shares, (b) addresses and mails all communications by each Portfolio to record owners of Shares of each such Portfolio, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of

                                                      -25-
PHTRANS:160253_4.WP5
responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Bedford Classes (collectively, the "Distribution Agreements"), and separate Plans of Distribution for each of the Bedford Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Bedford Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans was approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Bedford Class under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Bedford Class; and (4) while the Plans remain in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  During the year ended August 31, 1997, the Fund paid distribution fees to the Fund's Distributor under the Plans for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations

Money Market Portfolio in the aggregate amounts of $6,570,720, $1,131,857 and $1,136,708, respectively. Of those amounts $6,447,204, $1,111,658 and
$1,119,407, respectively, was paid to dealers with whom the Distributor had entered into sales agreements, and $123,516, $20,199 and $17,301, respectively, was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the same year, the Distributor waived no distribution fees for any of the Bedford Classes of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, has an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc.



                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that each of the Money Market Portfolio and the Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.


                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.


                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.

                  The Fund is required to identify any securities of its regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolios held the following securities:

PORTFOLIO                  SECURITY                      VALUE
---------                  --------                      -----
Money Market        Bear Stearns Companies,           $105,000,000
  Portfolio         Inc. Commercial Paper

Money Market        Bear Stearns Companies,           $ 20,000,000
  Portfolio         Inc. Corporate Obligation



                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of the class in the Portfolio's securities, cash and other assets subtracting the actual and accrued liabilities of the Class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of a Portfolio is determined independently of the other classes and the other Portfolios. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. Each Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Veterans' Day and Columbus Day.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940

Act greater than 13 months will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                             PERFORMANCE INFORMATION

                  Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven- calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  The annualized yield for the seven (7) day period ended August 31, 1997 for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio before waivers was as follows:

                                                                TAX-EQUIVALENT
                                                                     YIELD
                                               EFFECTIVE          (ASSUMES A
PORTFOLIO                       YIELD            YIELD          FEDERAL INCOME
---------                       -----          ---------        TAX RATE OF 28%)
                                                                ----------------
Money Market                    4.60%            4.71%                N/A

Municipal Money Market          2.36%            2.39%               3.28%

Government Obligations          4.53%            4.63%                N/A
Money Market

                  The annualized yield for the seven (7) day period ended August 31, 1997 for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio after waivers was as follows:

                                                                TAX-EQUIVALENT
                                                                     YIELD
                                               EFFECTIVE          (ASSUMES A
PORTFOLIO                       YIELD            YIELD          FEDERAL INCOME
---------                       -----          ---------        TAX RATE OF 28%)
                                                                ----------------
Money Market                    4.75%           4.86%                 N/A

Municipal Money Market          2.64%           2.67%                3.67%

Government Obligations          4.64%           4.75%                 N/A
Money Market

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.


                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.


                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication thaT monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.



                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").


                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio and Government Obligations Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio is designed to provide investors with current tax-exempt interest income.

Exempt interest dividends distributed to shareholders of this Portfolio are not included in the shareholder's gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  The Municipal Money Market Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio and Municipal Money Market Portfolio may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such stand- by commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2

C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of stand-by commitments that differ materially from the transaction described in Rev. Rul. 82- 144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.


                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although the Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.


                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA

Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor
Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money),

1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class L Common Stock, Class M Common Stock, and Class N Common Stock constitute the Bedford Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.


                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the n/i Numeric Investors Family, the Boston Partners Family, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family and the Janney Montgomery Scott Money Funds Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios; the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families (collectively, the Additional Families") represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.


                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
Cash Preservation         Jewish Family and Children's                 44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103

                          Dominic and Barbara Pisciotta                15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303

Cash Preservation         Kenneth Farwell and Valerie                  11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107

                          Gary L. Lange and                            32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750

                          Andrew Diederich and                          6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131

                          Gwendolyn Haynes                              5.2%
                          2757 Geyer
                          St. Louis, MO  63104

                          Savannah Thomas Trust                         6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119

Sansom Street Money       Wasner & Co.                                 32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113

                          Saxon and Co.                                65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
BEA International         Blue Cross & Blue Shield of                   6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106

                          Credit Suisse Private Banking                 6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028

                          Indiana University Foundation                 5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500

                          Employees Ret. Plan Marshfield                5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449

                          State Street Bank & Trust                     5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992

BEA International         Bob & Co.                                    87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)

                          TRANSCORP                                    10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535

BEA High Yield            Fidelity Investments                         15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          Guenter Full Trust Michelin                  17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
                          C S First Boston Pension Fund                 6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002

                          Southdown Inc. Pension Plan                   9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980

                          Edward J. Demske TTEE                         5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056

BEA High Yield            Richard A. Wilson TTEE                       10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232

                          Charles Schwab & Co.                         88.82%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122

BEA Emerging Markets      Wachovia Bank North Carolina                 26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819

                          Hall Family Foundation                       38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400

                          Arkansas Public Employees                    18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704

BEA Emerging Markets      Charles Schwab & Co.                         22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
                          Donald W. Allgood                            72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541

BEA US Core Equity        Patterson & Co.                              43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)

                          Credit Suisse Private Banking                13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028

                          Fleet National Bank Trust                     5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900

                          Werner & Pfleiderer Pension                   6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220

                          Washington Hebrew Congregation               11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799

BEA US Core Fixed         New England UFCW & Employers'                24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606

                          Patterson & Co.                               6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          MAC & Co                                      5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
                          Fidelity Investments                          9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse
                          First Boston Employee's
                          Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          DCA Food Industries Inc.                      8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255

                          State St. Bank & Trust TTE                    6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470

                          The Valley Foundation                         6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594

BEA Strategic Global      Sunkist Master Trust                         32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313

                          Patterson & Co.                              23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          Key Trust Co. of Ohio                        18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870

                          Hard & Co.                                   17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012

BEA Municipal Bond        William A. Marquard                          39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
                          Arnold Leon                                  13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199

                          Irwin Bard                                    6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908

                          S. Finkelstein Family Fund                    5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827

BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.              17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)

                          Bea Associates 401K                          11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611

                          John B. Hurford                              47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611

n/i Numeric Investors     Charles Schwab & Co. Inc.                    15.3%
Micro Cap Fund            Special Custody Account for the
(Class FF)                Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Public Inst. for Social Security              6.1%
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209

                          Portland General Corp.                       13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
                          State Street Bank and                         7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171

n/i Numeric Investors     Charles Schwab & Co. Inc.                    18.6%
Growth Fund               Special Custody Account for the
(Class GG)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          U.S. Equity Investment                        6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477

                          Portland General Corp. VEBA                   5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          CitiBank FSB                                 18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607

n/i Numeric Investors     Charles Schwab & Co. Inc.                    22.9%
Growth and Value  Fund    Special Custody Account for the
(Class HH)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
                          Chase Manhattan Bank                          6.2%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660

Boston Partners Large     Dr. Janice B. Yost                           26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302

                          Saxon and Co.                                12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182

                          Irving Fireman's Relief & Ret                 8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061

                          John N. Brodson and                          10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611

                          Wells Fargo Bank                             15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308

                          Hawaiian Trust Company LTD                    6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170

                          Shady Side Academy Endowment                 11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
Boston Partners Large     Fleet National Bank TTEE                      7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692

                          National Financial Services                  25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281

                          Joseph P. Scherer                            10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002

                          Linda C. Brodson                              7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          John N. Brodson                               7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Charles Schwab & Co. Inc.                    12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Mark R. Scott                                 6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090

Boston Partners Mid       National Financial SVCS Corp.                27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281

PORTFOLIO                     NAME AND ADDRESS                     PERCENT OWNED
---------                     ----------------                     -------------
                          Charles Schwab & Co. Inc.                    32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104

                          George B. Smithy, Jr.                        13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181

                          John N. Brodson                               6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Linda C. Brodson                              6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

Boston Partners Mid       Wells Fargo Bank Cust                         5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389

                          USNB of Oregon                               77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208


                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


                              FINANCIAL STATEMENTS

                  The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997 (the "1997 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand, L.L.P. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR TO MAKE ANY REPRESENTATIONS      --------------------------------
NOT CONTAINED IN THIS PROSPECTUS OR IN THE
FUND'S STATEMENT OF ADDITIONAL INFORMATION                   BEDFORD
INCORPORATED HEREIN BY REFERENCE, IN
CONNECTION WITH THE OFFERING MADE BY THIS                   MUNICIPAL
PROSPECTUS AND, IF GIVEN OR MADE, SUCH
INFORMATION OR REPRESENTATIONS MUST NOT BE                MONEY MARKET
RELIED UPON AS HAVING BEEN AUTHORIZED BY THE
FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES               PORTFOLIO
NOT CONSTITUTE AN OFFERING BY THE FUND OR BY
THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT LAWFULLY BE MADE.

         --------------------
                                                           PROSPECTUS
               CONTENTS


INTRODUCTION...........................  3
FINANCIAL HIGHLIGHTS...................  6
INVESTMENT OBJECTIVES AND POLICIES.....  8
INVESTMENT LIMITATIONS................. 11
PURCHASE AND REDEMPTION OF SHARES...... 12
NET ASSET VALUE........................ 19
MANAGEMENT............................. 19
DISTRIBUTION OF SHARES................. 22
DIVIDENDS AND DISTRIBUTIONS............ 23
TAXES.................................. 23
DESCRIPTION OF SHARES.................. 25
OTHER INFORMATION...................... 26



INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania                             December 1, 1997

                                     BEDFORD
                        MUNICIPAL MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.



         The Bedford Shares of the Municipal Money Market Portfolio are a class of shares of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. Shares of the class offered by this Prospectus represent interests in the Portfolio.

         The investment objective of the Municipal Money Market Portfolio is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. The Municipal Money Market Portfolio seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         PNC Institutional Management Corporation serves as investment adviser for the Portfolio. PNC Bank, National Association serves as sub-adviser for the Portfolio and custodian for the Fund, and PFPC Inc. serves as administrator of the Portfolio and the transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

         This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this

Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the SEC Internet Website (http://www.sec.gov).



================================================================================


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


================================================================================


PROSPECTUS                                                     DECEMBER 1, 1997

INTRODUCTION

================================================================================


         The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares ("Shares") of the Bedford Class (the "Class") of common stock of the Fund offered by this Prospectus represent interests in the Fund's Municipal Money Market Portfolio.

         The investment objective of the Municipal Money Market Portfolio (the "Portfolio") is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks to the Portfolio. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax, but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


         The Portfolio seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.


The Portfolio's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolio and custodian to the Fund, and PFPC Inc. ("PFPC") serves as the administrator to the Portfolio and the transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


         An investor may purchase and redeem Shares through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."


         An investment in the Portfolio is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Portfolio, to the extent set forth under "Investment Objectives and Policies," may engage in the purchase of securities on a "when-issued" or "forward commitment" basis, and the purchase of stand-by commitments. These transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

FEE TABLE

         The Fee Table below contains a summary of the annual operating expenses of the Bedford Class of the Municipal Money Market Portfolio based on expenses incurred for the fiscal year ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.


ANNUAL FUND OPERATING EXPENSES (BEDFORD CLASS)
  AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

Management Fees (after waivers)(1)...................   .04%
12b-1 Fees(1)........................................   .56%
Other Expenses(1)....................................   .25%

Total Fund Operating Expenses (Bedford Class)
(after waivers and reimbursements)(1)................   .85%

(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Bedford Municipal Money Market Portfolio, Management Fees would be .33%, and Total Fund Operating Expenses would be 1.14%.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                ------     -------    -------   --------
Municipal Money Market
  Portfolio*                       $9        $27       $47       $105



* Other Classes of this Portfolio are sold with different fees and expenses.


         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term Shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Bedford Class of the Portfolio will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management-Investment Adviser and Sub-

Adviser," and "Distribution of Shares" below.) Expense figures are based on actual costs and fees charged to the Class. The Fee Table reflects a voluntary waiver of Management Fees for the Class. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolio, such assumption will have the effect of lowering the Portfolio's overall expense ratio and increasing its yield to investors.

         From time to time the Class advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Class refers to the income generated by an investment in the Class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of the Class may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of the Class. This is done by increasing the yield of the Class (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate.

         The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their shareholders in connection with investments in the Class are not reflected in the yield of the Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Class may differ from yields on shares of other classes of the Fund that also represent interests in the Portfolio depending on the allocation of expenses to each class of the Portfolio. See "Expenses."

FINANCIAL HIGHLIGHTS
================================================================================

         The table below sets forth certain information concerning the investment results of the Bedford Class of the Municipal Money Market Portfolio for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1993 through August 31, 1997, are a part of the Fund's financial statements for the Portfolio which are incorporated by reference into the Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P. ("Coopers"), the Fund's independent accountants. The financial data for the Portfolio for the periods ended August 31, 1989, 1990, 1991 and 1992 are a part of previous financial statements audited by Coopers. The financial data included in the table should be read in conjunction with the financial statements and notes thereto. Further information about the performance of the Portfolio is available in the Annual Report to Shareholders. Both the Statement of Additional Information, and the Annual Report to Shareholders may be obtained free of charge by calling the telephone number on page 1 of this Prospectus.

                               THE BEDFORD FAMILY



THE RBB FUND, INC FINANCIAL HIGHLIGHTS (c)
    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      Municipal Money Market Portfolio

                         =============================================================================================


                               For the         For the         For the        For the         For the        For the
                             Year Ended      Year Ended      Year Ended     Year Ended      Year Ended      Year Ended
                             August 31,      August 31,      August 31,     August 31,      August 31,      August 31,
                                1997            1996            1995           1994            1993            1992
                         ---------------------------------------------------------------------------------------------
Net asset value,
  beginning of period        $    1.00       $    1.00       $    1.00      $    1.00       $    1.00      $    1.00
                             ---------       ---------       ---------      ---------       ---------      ---------

Income from investment
  operations:
  Net investment income         0.0285          0.0288          0.0297         0.0195          0.0195         0.0287
  Net gains on securities
    both realized and
    unrealized).....                --              --              --             --              --             --
                             ---------       ---------       ---------      ---------       ---------      ---------

      Total from investment
         operations.            0.0285          0.0288          0.0297         0.0195          0.0195         0.0287
                             ---------       ---------       ---------      ---------       ---------      ---------


Less distributions
  Dividends (from net
    investment income)        (0.0285)        (0.0288)        (0.0297)       (0.0195)        (0.0195)       (0.0287)
  Distributions (from
    capital gains)..                --              --              --             --              --             --
                             ---------       ---------       ---------      ---------       ---------      ---------
      Total distributions     (0.0285)       $(0.0288)       $(0.0297)      $(0.0195)       $(0.0195)      $(0.0287)
                             ---------       ---------       ---------      ---------       ---------      ---------

Net asset value, end of
  period............         $    1.00       $    1.00       $    1.00      $    1.00       $    1.00      $    1.00
                             =========       =========       =========      =========       =========      =========

Total return........             2.88%           2.92%           3.01%          1.97%           1.96%          2.90%

Ratios/Supplemental Data
  Net Assets, end of
    period (000)....         $ 213,034        $201,940        $198,425       $182,480        $215,577       $176,950
  Ratios of expenses to
    average net assets         .85%(a)         .84%(a)         .82%(a)        .77%(a)         .77%(a)        .77%(a)
  Ratios of net investment
    income to average
    net assets......             2.85%           2.88%           2.97%          1.95%           1.95%          2.87%







                         =====================================================
                                                               For the Period
                                                               September 30,
                                  For the       For the             1988
                                Year Ended     Year Ended     (Commencement of
                                August 31,     August 31,      Operations) to
                                   1991           1990        August 31, 1989
                         -----------------------------------------------------
Net asset value,
  beginning of period           $    1.00      $    1.00          $    1.00
                                ---------      ---------          ---------

Income from investment
  operations:
  Net investment income            0.0431         0.0522             0.0513
  Net gains on securities
    both realized and
    unrealized).....                   --             --                 --
                                ---------      ---------          ---------

      Total from investment
         operations.               0.0431         0.0522             0.0513
                                ---------      ---------          ---------


Less distributions
  Dividends (from net
    investment income)           (0.0431)       (0.0522)           (0.0513)
  Distributions (from
    capital gains)..                   --             --                 --
                                ---------      ---------          ---------
      Total distributions       $(0.0431)      $(0.0522)          $(0.0513)
                                ---------      ---------          ---------

Net asset value, end of
  period............            $    1.00      $    1.00          $    1.00
                                =========      =========          =========

Total return........                4.40%          5.35%           5.72%(b)

Ratios/Supplemental Data
  Net Assets, end of
    period (000)....             $215,140       $195,566            $85,806
  Ratios of expenses to
    average net assets            .74%(a)        .75%(a)         .73%(a)(b)
  Ratios of net investment
    income to average
    net assets......                4.31%          5.22%              5.70%


(a)      Without the waiver of advisory and administration fees, and without the reimbursement of certain operating expenses, the ratios of expenses to averag e net assets for the Municipal Money Market Portfolio would have been 1.14%, 1.12%, 1.14%, 1.12%, 1.16%, 1.15%, 1.13% and 1.14% for the
         years ended August 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991 and
         1990, respectively, and 1.27% annualized for the period ended August
         31, 1989.
(b)      Annualized
(c)      Financial Highlights relate solely to the Bedford Class of Shares within the
         Portfolio.


INVESTMENT OBJECTIVES AND POLICIES
================================================================================

         The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax and which meet certain ratings criteria and present minimal credit risks. See "Eligible Securities". During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities, the interest on which is exempt from the regular federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest"), although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Portfolio will be achieved.

         MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase securities that are unrated at the time of purchase provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.


         The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.



         Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.



         TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.


         WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

         ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the highest rating categories by one or more Rating Organizations ("Rating Organizations") for such securities (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Ratings Services ("S&P")), or rated "Prime-l" or "Prime-2" by Moody's Investors Service, Inc. ("Moody's")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest categories for such securities; (4) and securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.


         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, and variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies- -Illiquid Securities" in the Statement of Additional Information.



INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

================================================================================


         The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


         The Municipal Money Market Portfolio may not:


         1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.

         2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)


         3. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the same industry.


         In addition, the Portfolio may not, without Shareholder approval, change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.


         So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

         1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.



PURCHASE AND REDEMPTION OF SHARES
================================================================================


                               PURCHASE PROCEDURES

         GENERAL. Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Shares through an account maintained by the investor with his brokerage firm (an "Account") and may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Shares.

         All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by PFPC by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by PFPC as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

         PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements. Even if a broker does not impose a sales charge for purchases of Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker. This Prospectus should be read in conjunction with any information received from a broker. Shareholders whose shares are held in the street name account of a broker and who desire to transfer such shares to the street name account of another broker should contact their current broker.


         A broker may offer investors maintaining Accounts the ability to purchase Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker.


         If a broker makes special arrangements under which orders for Shares are received by PFPC prior to 12:00 noon Eastern Time and the broker guarantees that payment for such Shares will be made in available Federal Funds to the Fund's custodian prior to the close of regular trading on the NYSE, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

         DIRECT PURCHASES. An investor may also make direct investments in Shares at any time through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (an "Application") and mailing it, together with a check payable to "Bedford Municipal Money Market" to "Bedford Municipal Money Market," c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

         Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or Dealer wire Federal Funds to the Fund's custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. The Fund does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (800)533-7719 (in Delaware call collect (302) 791-1196), and provide your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank or Dealer. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)

         B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the custodian:

                  PNC Bank, N.A., Philadelphia, PA
                  ABA-0310-0005-3.
                  FROM: (name of investor)
                  ACCOUNT NUMBER: (investor's account number with the
                                                     Portfolio)
                  FOR PURCHASE OF: (name of Portfolio)
                  AMOUNT: (amount to be invested)

         C. Complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchase orders until it receives a completed and signed Application.


         For subsequent investments, an investor should follow steps A and B above.

         RETIREMENT PLANS. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


                              REDEMPTION PROCEDURES

         Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


         It is the responsibility of the Dealer to transmit promptly to PFPC a customer's redemption request. In the case of shareholders holding share certificates, the certificates must accompany the redemption request. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

         REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Shares through an account may redeem Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

         An investor's brokerage firm may also redeem each day a sufficient number of Shares to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.


         Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


         REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request to "Bedford Municipal Money Market," c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

         Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Portfolio, the Distributor, PFPC nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; (6) and maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

         The proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE, will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. There is no minimum redemption for proceeds mailed by check; however, the maximum redemption for proceeds mailed by check is $25,000. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

         REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts

("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

         When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cashed at other banks.

         ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares with a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

         The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in the Class involuntarily, on 30 days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value per share of each class of the Portfolio for the purpose of pricing purchase and redemption orders is determined twice each day once as of 12:00 noon Eastern Time and once, as of the close of regular trading of the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value per share of each class of the Portfolio is calculated by adding the value of the proportionate interest of the class in the securities, cash and other assets of the Portfolio, deducting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class.


         The Fund seeks to maintain for the Portfolio a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.


         With the approval of the Board of Directors, the Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

MANAGEMENT

================================================================================

BOARD OF DIRECTORS


         The business and affairs of the Fund and each investment portfolio of the Fund are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two investment portfolios. The Municipal Money Market Portfolio is one of these portfolios.


INVESTMENT ADVISER AND SUB-ADVISER


         PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for the Municipal Money Market Portfolio. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for the Portfolio. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly-owned subsidiary of PNC Bancorp, Inc. PNC Bancorp Inc. is a bank holding company and a wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.


         As investment adviser to the Portfolio, PIMC manages the Portfolio and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolio, and maintains the Portfolio's financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into portfolio transactions for the Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


         For the services provided to and expenses assumed by it for the benefit of the Portfolio, PIMC is entitled to receive from the Portfolio a fee, computed daily and payable monthly, at an annual rate of .35% of the first $250 million of the Portfolio's average daily net assets, .30% of the next $250 million of the Portfolio's average daily net assets and .25% of the average daily net assets of the Portfolio in excess of $500 million. PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for the Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolio (subject to certain adjustments). Such sub-advisory fees have no effect on the advisory fees payable by the Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreement with the Fund relating to the Portfolio. Any such arrangement would have no effect on the advisory fees payable by the Portfolio to PIMC.

         For the Fund's fiscal year ended August 31, 1997, the Fund paid investment advisory fees aggregating .04% of the average net assets of the Portfolio. For that same year, PIMC waived approximately .29% of investment advisory fees payable to it with respect to the Portfolio.

ADMINISTRATOR


         PFPC serves as the administrator for the Municipal Money Market Portfolio and generally assists the Portfolio in all aspects of its administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Portfolio. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN

         PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolio. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR
--------------------------------------------------------------------------------


         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares pursuant to a distribution agreement and various supplements thereto (the "Distribution Agreement").


EXPENSES


         The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based on the relative net assets of the investment portfolios at the time such expenses were accrued. The Bedford Class of the Fund pays its own distribution fees, and may pay a different share than other classes of the Fund of other expenses (excluding advisory and custodial fees) if these expenses are actually incurred in a different amount by the Bedford Class or if it receives different services.

         The investment adviser may assume additional expenses of the Portfolio from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, reimbursement of such amounts will have the effect of increasing the Portfolio's expense ratio and of lowering yield to investors.
         For the fiscal year ended August 31, 1997, total expenses were 1.14% of average net assets with respect to the Bedford Class of the Municipal Money Market Portfolio (not taking into account waivers of .29%).

DISTRIBUTION OF SHARES
================================================================================

         The Board of Directors of the Fund approved and adopted the Distribution Agreement and separate Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .60% of the average daily net assets of the Class on an annualized basis in any year. Such compensation may be increased, up to the amount permitted in the Plan, with the approval of the Fund's Board of Directors. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to the Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

         Under the Distribution Agreement and the Plan, the Distributor may reallocate an amount up to the full fee that it receives to Dealers based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such Dealers. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.


DIVIDENDS AND DISTRIBUTIONS
================================================================================


         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Municipal Money Market Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.


         The net investment income (not including any net short-term capital gains) earned by the Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

TAXES
================================================================================


         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.


         The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. The Portfolio does not intend to make distributions that will be eligible for the corporate dividends received deduction.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

         The Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." Investors in the Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 28% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining federal alternative minimum tax liability. Although it does not currently intend to do so, the Portfolio may invest up to 100% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from other Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for alternative minimum tax purposes. Investors should additionally be aware of the possibly of state and local alternative minimum or minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments.

         The Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

         The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year, payable to shareholders of record on a specified date in such a month, will be deemed to have been received by the shareholders on December 31 provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


         An investment in the Portfolio is not intended to constitute a balanced investment program. Shares of the Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.


         Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal income tax consequences described above.

DESCRIPTION OF SHARES
================================================================================

         The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

         The Fund offers multiple classes of shares in the Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of common stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEDFORD CLASS OF THE MUNICIPAL MONEY MARKET PORTFOLIO AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO SUCH CLASS OF THIS PORTFOLIO.


         Each share that represents an interest in the Portfolio has an equal proportionate interest in the assets belonging to the Portfolio with each other share that represents an interest in the Portfolio, even where a share has a different class designation than another share representing an interest in the Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

         Holders of shares of the Portfolio will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Fund may elect all of the directors.


         As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.

OTHER INFORMATION
================================================================================


REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free
(800) 533-7719 (in Delaware call collect (302) 791-1196).

                      (This Page Intentionally Left Blank.)

                    BEDFORD MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to a class of shares (the "Class") of The RBB Fund, Inc. representing interests in the Municipal Money Market Portfolio (the "Portfolio"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Bedford Municipal Money Market Portfolio Prospectus of The RBB Fund, Inc, dated December 1, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.



                                    CONTENTS


                                                                PROSPECTUS
                                                      PAGE         PAGE
                                                      ----      ----------
General..........................................       2            2
Investment Objectives and Policies...............       2            5
Directors and Officers...........................       8           N/A
Investment Advisory, Distribution and
  Servicing Arrangements.........................      12           12
Portfolio Transactions...........................      17           N/A
Purchase and Redemption Information..............      19            8
Valuation of Shares..............................      19           11
Performance Information..........................      21
Taxes............................................      23           15
Additional Information Concerning
  Fund Shares....................................      27           16
Miscellaneous....................................      30           N/A
Financial Statements.............................      41           N/A
Appendix.........................................      A-1          N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to shares of the Class of common stock of the Fund (the "Shares") representing interests in the Municipal Money Market Portfolio of the Fund. The Shares are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolio. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these and other reasons, suffer a loss with respect to such instruments.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Portfolio may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Portfolio has such commitments outstanding, the Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or other liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Portfolio expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. The Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

                  The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. The Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.


                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities;
(2) securities that (a) are rated (at the time of purchase) by two or more Rating Organizations (as defined in the Prospectus) in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's) or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations.

                  ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.


                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  The Portfolio may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS.

                  The Portfolio may not:


                           (1) borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with any such borrowing and then in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                           (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;


                           (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;


                           (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                           (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (6) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (7) purchase or sell commodities or commodity contracts;

                           (8) invest in oil, gas or mineral exploration or development programs;

                           (9) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations;

                           (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (11) make investments for the purpose of exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.



                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:


                               POSITION             PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE       WITH FUND            DURING PAST FIVE YEARS
------------------------       ---------            ----------------------

Arnold M. Reichman - 49*       Director             Senior Managing Director,
466 Lexington Avenue                                Chief Operating Officer
New York, NY  10017                                 and Assistant Secretary,
                                                    Warburg Pincus Asset
                                                    Management, Inc.; Director
                                                    and Executive Officer of
                                                    Counsellors Securities
                                                    Inc.; Director/Trustee of
                                                    various investment
                                                    companies advised by
                                                    Warburg Pincus Asset
                                                    Management, Inc.

Robert Sablowsky - 58**        Director             Senior Vice President
110 Wall Street                                     Fahnestock Co. Inc. (a
New York, NY  10005                                 registered broker-dealer);
                                                    Prior to October 1996,
                                                    Executive Vice President
                                                    of Gruntal & Co., Inc. (a
                                                    registered broker-dealer).

Francis J. McKay - 60          Director             Since 1963, Executive
7701 Burholme Avenue                                Vice President, Fox
Philadelphia, PA  19111                             Chase Cancer Center
                                                    (biomedical research and
                                                    medical care).

                               POSITION             PRINCIPAL OCCUPATION
NAME, AND ADDRESS AND AGE      WITH FUND            DURING PAST FIVE YEARS
-------------------------      ---------            ----------------------


Marvin E. Sternberg - 62       Director             Since 1974, Chairman,
937 Mt. Pleasant Road                               Director and President,
Bryn Mawr, PA 19010                                 Moyco Industries, Inc.
                                                    (manufacturer of dental
                                                    supplies and precision
                                                    coated abrasives); since
                                                    1968, Director and
                                                    President, Mart MMM, Inc.
                                                    (formerly Montgomeryville
                                                    Merchandise Mart, Inc.)
                                                    and Mart PMM, Inc.
                                                    (formerly Pennsauken
                                                    Merchandise Mart, Inc.)
                                                    (shopping centers); and
                                                    since 1975, Director and
                                                    Executive Vice President,
                                                    Cellucap Mfg. Co., Inc.
                                                    (manufacturer of
                                                    disposable headwear).

Julian A. Brodsky - 63         Director             Director, and Vice Chairman
1234 Market Street                                  since 1969, Comcast
16th Floor                                          Corporation (cable tele-
Philadelphia, PA 19107-3723                         vision and communications);
                                                    Director, Comcast
                                                    Cablevision of
                                                    Philadelphia (cable
                                                    television and
                                                    communications) and Nextel
                                                    (wireless communications).

Donald van Roden - 72          Director and         Self-employed
1200 Old Mill Lane             Chairman of          businessman.  From
Wyomissing, PA  19610          the Board            February 1980 to March
                                                    1987, Vice Chairman,
                                                    SmithKline Beecham
                                                    Corporation
                                                    (pharmaceuticals);
                                                    Director, AAA Mid-Atlantic
                                                    (auto service); Director,
                                                    Keystone Insurance Co.

Edward J. Roach - 73           President and        Certified Public
Suite 100                      Treasurer            Accountant; Vice
Bellevue Park                                       Chairman of the Board,
Corporate Center                                    Fox Chase Cancer
400 Bellevue Parkway                                Center; Trustee Emeritus,
Wilmington, DE  19809                               Pennsylvania School for the
                                                    Deaf; Trustee Emeritus,
                                                    Immaculata College;

                               POSITION             PRINCIPAL OCCUPATION
NAME, AND ADDRESS AND AGE      WITH FUND            DURING PAST FIVE YEARS
-------------------------      ---------            ----------------------

                                                    President or Vice
                                                    President and Treasurer of
                                                    various investment
                                                    companies advised by PNC
                                                    Institutional Management
                                                    Corporation; Director, The
                                                    Bradford Funds, Inc.

Morgan R. Jones - 58           Secretary            Chairman of the law firm of
Drinker Biddle & Reath LLP                          Drinker Biddle & Reath LLP
1345 Chestnut Street                                Director, Rocking Horse
Philadelphia, PA  19107-3496                        Child Care Centers of
                                                    America, Inc.

--------------------

* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.


                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:



                                                DIRECTORS' COMPENSATION


                                                         PENSION OR                                     TOTAL
                                                         RETIREMENT                                 COMPENSATION
                                   AGGREGATE              BENEFITS             ESTIMATED           FROM REGISTRANT
                                  COMPENSATION           ACCRUED AS             ANNUAL                AND FUND
                                      FROM              PART OF FUND         BENEFITS UPON          COMPLEX1 PAID
NAME OF PERSON/ POSITION           REGISTRANT            EXPENSES             RETIREMENT            TO DIRECTORS

Julian A. Brodsky,                  $16,000                 N/A                   N/A                  $16,000
Director
Francis J. McKay,                   $19,000                 N/A                   N/A                  $19,000
Director
Arnold M. Reichman,                    $0                   N/A                   N/A                    $ 0
Director
Robert Sablowsky,                   $ 8,000                 N/A                   N/A                  $ 8,000
Director
Marvin E. Sternberg,                $19,000                 N/A                   N/A                  $19,000
Director
Donald van Roden,                   $24,000                 N/A                   N/A                  $24,000
Director and Chairman

----------------------

1 A FUND COMPLEX MEANS TWO OR MORE INVESTMENT COMPANIES THAT HOLD THEMSELVES OUT TO INVESTORS AS RELATED COMPANIES FOR PURPOSES OF INVESTMENT AND INVESTOR SERVICES, OR HAVE A COMMON INVESTMENT ADVISER OR HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER OF ANY OTHER INVESTMENT COMPANIES.



                  On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolio's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolio's sub-adviser and the Fund's custodian, PFPC Inc. ("PFPC"), the Portfolio's administrator and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to the Portfolio pursuant to an Investment Advisory Agreement dated April 21, 1993, and PNC Bank renders sub-advisory services to the Portfolio pursuant to a Sub-Advisory Agreement, dated August 16, 1988. Pursuant to the Sub-Advisory Agreement, PNC Bank is entitled to receive from PIMC an annual fee calculated at the rate of 75% of the fees paid to PIMC on behalf of the Municipal Money Market Portfolio. The advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

                     FEES PAID
                      (AFTER
                    WAIVERS AND
PORTFOLIOS        REIMBURSEMENTS)       WAIVERS       REIMBURSEMENTS
----------        --------------        -------       --------------
Municipal            $201,095         $1,269,553          $14,921
Money Market
Portfolio


                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

                     FEES PAID
                      (AFTER
                    WAIVERS AND
PORTFOLIOS        REIMBURSEMENTS)       WAIVERS       REIMBURSEMENTS
----------        --------------        -------       --------------
Municipal            $190,687         $1,218,973          $17,576
Money Market
Portfolio

                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

                               FEES PAID
                                 (AFTER
                               WAIVERS AND
PORTFOLIOS                  REIMBURSEMENTS)       WAIVERS      REIMBURSEMENTS
----------                  --------------        -------      --------------
Municipal Money Market          $67,752         $1,041,321         $11,593
Portfolio


                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers; (g) organizational costs; (h) fees to the investment adviser, sub-adviser and PFPC;
(i) fees and expenses of officers and directors who are not affiliated with the Portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Fund; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Bedford Class of the Portfolio pays its own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if these expenses are actually incurred in a different amount by the Bedford Class or if it receives different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Investment Advisory Agreement was approved by shareholders of the Portfolio at a special meeting held June 10, 1992, as adjourned. The Sub-Advisory Agreement was approved by shareholders of the Portfolio at a special meeting held December 22, 1989, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.

                  ADMINISTRATION AGREEMENT. PFPC serves as the administrator to the Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement.") PFPC has agreed to furnish to the Fund on behalf of the Portfolio statistical and research data, clerical, accounting and bookkeeping services and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.


                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or the Portfolio in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Portfolio.


                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:


PORTFOLIOS                           FEES PAID   WAIVERS   REIMBURSEMENTS
----------                           ---------   -------   --------------
Municipal Money Market Portfolio      $99,071      $ 0           $ 0


                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                                     FEES PAID
                                       (AFTER
PORTFOLIOS                            WAIVERS)   WAIVERS   REIMBURSEMENTS
----------                           ---------   -------   --------------
Municipal Money Market Portfolio       $67,204   $10,146         $ 0


                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                                     FEES PAID
                                       (AFTER
PORTFOLIOS                            WAIVERS)   WAIVERS   REIMBURSEMENTS
----------                           ---------   -------   --------------
Municipal Money Market Portfolio       $8,960    $44,657         $ 0



                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated April 10, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolio
(b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio,
(d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Shares pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems Shares, (b) addresses and mails all communications by the Portfolio to record owners of Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the classes of the Fund. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplement (the "Distribution Agreement"), entered into by the Distributor and the Fund on behalf of the Shares, and a Plan of Distribution for the Shares (the "Plan"), both of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute the Shares. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling Shares of the Portfolio based on a percentage of the amounts invested by their customers.


                  The Plan was approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors").

                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Shares under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Shares; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  During the year ended August 31, 1997, the Fund paid distribution fees to the Fund's Distributor under the Plan for the Bedford Class of the Municipal Money Market Portfolio in the aggregate amount of $1,131,857, of which amount $1,111,658 was paid to dealers with whom the Distributor had entered into sales agreements and $20,199 was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the same year, the Distributor waived no distribution fees for the Bedford Class of the Municipal Money Market Portfolio. The Fund believes that the Plan may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, had an indirect financial interest in the operation of the Plan by virtue of his position with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc.



                             PORTFOLIO TRANSACTIONS


                  The Portfolio intends to purchase securities with remaining maturities of 13 months or less, and may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because the Portfolio intends to purchase only securities with remaining maturities of 13 months or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect the Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.


                  Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for the Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

                  Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by adding the value of the proportionate interest of the class in the Portfolio's securities, cash and other assets, deducting actual and accrued liabilities of each class and dividing the result by the number of outstanding shares of the class. The net asset value of each class of the Portfolio is determined independently of the other classes and the other Portfolios. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed, on weekends and the same holidays as the NYSE as well as Veterans' Day and Columbus Day.


                  The Fund calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments to those

United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.


                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.


                             PERFORMANCE INFORMATION

                  The current and effective yields of Shares of the Class are computed using standardized methods required by the SEC. The annualized yield for Shares of the Class is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one Share at the beginning of a seven- calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Shares purchased with dividends declared and all dividends declared on both the original Share and such additional Shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  The annualized yield for the seven-day period ended August 31, 1997 for the Shares of the Class before waivers was as follows:

                                                                 TAX-EQUIVALENT
                                                                YIELD (ASSUMES A
                                                EFFECTIVE        FEDERAL INCOME
PORTFOLIO                          YIELD          YIELD         TAX RATE OF 28%)
---------                          -----          -----         ----------------

Municipal Money Market Portfolio   2.36%          2.39%               3.28%

                  The annualized yield for the seven-day period ended August 31, 1997 for the Shares of the Class after waivers was as follows:

                                                                 TAX-EQUIVALENT
                                                                YIELD (ASSUMES A
                                                EFFECTIVE        FEDERAL INCOME
PORTFOLIO                          YIELD          YIELD         TAX RATE OF 28%)
---------                          -----          -----         ----------------

Municipal Money Market Portfolio   2.64%          2.67%               3.67%

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of Shares of the Class will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.


                  The yields on certain obligations, including the money market instruments in which the Portfolio invests, are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether the Portfolio should continue to hold the obligation.


                  From time to time, in advertisements or in reports to shareholders, the yield of Shares of the Class may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of Shares of the Class may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  The Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Municipal Money Market Portfolio is designed to provide investors with current tax-exempt interest income. In order for the Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of the Portfolio must consist of exempt interest obligations. Exempt interest dividends distributed to shareholders by the Portfolio are not included in the shareholder's gross income for regular federal income tax purposes.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax, as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.


                  The Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof.

"Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.


                  The Portfolio may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such stand-by commitments as tax-exempt income. In Rev. Rul. 82- 144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of stand-by commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio is not deductible for income tax purposes if (as expected) the Portfolio distributes exempt interest dividends during the shareholder's taxable year.


                  Distributions of net investment income received by the Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by the Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although the Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of the Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by the Portfolio will be distributed and taxed to its shareholders.


                  While the Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. The Portfolio will not have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by the Portfolio as capital gain dividends may not exceed the net capital gain of the Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's taxable year.

                  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations) to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolio intends to distribute all of its taxable income currently, the Portfolio does not anticipate incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


                  Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common

Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro
Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor
Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S, Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y, Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as

Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class M Common Stock constitute the Bedford Class. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the n/i Numeric Investors Family, the Boston Partners Family, the Janney Montgomery Scott Money Funds Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the portfolio only if approved by the holders of a majority of the outstanding voting securities of the portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.


                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See

"Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.



PORTFOLIO                      NAME AND ADDRESS                 PERCENT OWNED
---------                      ----------------                 -------------


Cash Preservation         Jewish Family and Children's              44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103

                          Dominic and Barbara Pisciotta             15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303

Cash Preservation         Kenneth Farwell and Valerie               11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107

                          Gary L. Lange and                         32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750

                          Andrew Diederich and                       6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131

                          Gwendolyn Haynes                           5.2%
                          2757 Geyer
                          St. Louis, MO  63104

                          Savannah Thomas Trust                      6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119

Sansom Street Money       Wasner & Co.                              32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113

                          Saxon and Co.                             65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182

PORTFOLIO                      NAME AND ADDRESS                 PERCENT OWNED
---------                      ----------------                 -------------


BEA International         Blue Cross & Blue Shield of                6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106

                          Credit Suisse Private Banking              6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028

                          Indiana University Foundation              5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500

                          Employees Ret. Plan Marshfield             5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449

                          State Street Bank & Trust                  5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992

BEA International         Bob & Co.                                 87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)

                          TRANSCORP                                 10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535

BEA High Yield            Fidelity Investments                      15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          Guenter Full Trust Michelin               17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001

PORTFOLIO                      NAME AND ADDRESS                 PERCENT OWNED
---------                      ----------------                 -------------


                          C S First Boston Pension Fund              6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002

                          Southdown Inc. Pension Plan                9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980

                          Edward J. Demske TTEE                      5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056

BEA High Yield            Richard A. Wilson TTEE                    10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232

                          Charles Schwab & Co.                      88.82%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122

BEA Emerging Markets      Wachovia Bank North Carolina              26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819

                          Hall Family Foundation                    38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400

                          Arkansas Public Employees                 18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704

BEA Emerging Markets      Charles Schwab & Co.                      22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175

PORTFOLIO                      NAME AND ADDRESS                 PERCENT OWNED
---------                      ----------------                 -------------


                          Donald W. Allgood                         72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541

BEA US Core Equity        Patterson & Co.                           43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)

                          Credit Suisse Private Banking             13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028

                          Fleet National Bank Trust                  5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900

                          Werner & Pfleiderer Pension                6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220

                          Washington Hebrew Congregation            11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799

BEA US Core Fixed         New England UFCW & Employers'             24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606

                          Patterson & Co.                            6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          MAC & Co                                   5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198

                          Fidelity Investments                       9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse First
                          Boston Employee's Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

PORTFOLIO                      NAME AND ADDRESS                 PERCENT OWNED
---------                      ----------------                 -------------


                          DCA Food Industries Inc.                   8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255

                          State St. Bank & Trust TTE                 6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470

                          The Valley Foundation                      6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594

BEA Strategic Global      Sunkist Master Trust                      32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313

                          Patterson & Co.                           23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          Key Trust Co. of Ohio                     18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870

                          Hard & Co.                                17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012

BEA Municipal Bond        William A. Marquard                       39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716

                          Arnold Leon                               13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199

                          Irwin Bard                                 6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908

PORTFOLIO                      NAME AND ADDRESS                 PERCENT OWNED
---------                      ----------------                 -------------


                          S. Finkelstein Family Fund                 5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827

BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.           17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)

                          Bea Associates 401K                       11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611

                          John B. Hurford                           47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611

n/i Numeric Investors     Charles Schwab & Co. Inc.                 15.3%
Micro Cap Fund            Special Custody Account for the
(Class FF)                Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Public Inst. for Social Security           6.1%
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209

                          Portland General Corp.                    13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          State Street Bank and                      7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171

n/i Numeric Investors     Charles Schwab & Co. Inc.                 18.6%
Growth Fund               Special Custody Account for the
(Class GG)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

PORTFOLIO                      NAME AND ADDRESS                 PERCENT OWNED
---------                      ----------------                 -------------


                          U.S. Equity Investment                     6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477

                          Portland General Corp. VEBA                5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          CitiBank FSB                              18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607

n/i Numeric Investors     Charles Schwab & Co. Inc.                 22.9%
Growth and Value Fund     Special Custody Account for the
(Class HH)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Chase Manhattan Bank                       6.2%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660

Boston Partners Large     Dr. Janice B. Yost                        26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302

                          Saxon and Co.                             12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182

                          Irving Fireman's Relief & Ret              8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061

PORTFOLIO                      NAME AND ADDRESS                 PERCENT OWNED
---------                      ----------------                 -------------


                          John N. Brodson and                       10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611

                          Wells Fargo Bank                          15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308

                          Hawaiian Trust Company LTD                 6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170

                          Shady Side Academy Endowment              11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238

Boston Partners Large     Fleet National Bank TTEE                   7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692

                          National Financial Services               25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281

                          Joseph P. Scherer                         10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002

                          Linda C. Brodson                           7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

PORTFOLIO                      NAME AND ADDRESS                 PERCENT OWNED
---------                      ----------------                 -------------


                          John N. Brodson                            7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Charles Schwab & Co. Inc.                 12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Mark R. Scott                              6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090

Boston Partners Mid       National Financial SVCS Corp.             27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281

                          Charles Schwab & Co. Inc.                 32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104

                          George B. Smithy, Jr.                     13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181

                          John N. Brodson                            6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Linda C. Brodson                           6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

PORTFOLIO                      NAME AND ADDRESS                 PERCENT OWNED
---------                      ----------------                 -------------


Boston Partners Mid       Wells Fargo Bank Cust                      5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389

                          USNB of Oregon                            77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208


                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


                              FINANCIAL STATEMENTS

         The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997 (the "1997 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand L.L.P. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                   -------------------------------------------

                                    CONTENTS
                                                                       PAGE


         INTRODUCTION...................................................  2
         FINANCIAL HIGHLIGHTS...........................................  4
         INVESTMENT OBJECTIVE AND
         POLICIES.......................................................  7
         INVESTMENT LIMITATIONS.........................................  9
         PURCHASE AND REDEMPTION OF
         SHARES......................................................... 10
         MANAGEMENT..................................................... 17
         DISTRIBUTION OF SHARES......................................... 19
         DIVIDENDS AND DISTRIBUTIONS.................................... 20
         TAXES.......................................................... 21
         DESCRIPTION OF SHARES.......................................... 22
         OTHER INFORMATION.............................................. 23



INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania


TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania




--------------------------------------------------------------------------------



                                     BEDFORD
                                   GOVERNMENT
                                   OBLIGATIONS
                                  MONEY MARKET
                                    PORTFOLIO



                                   Prospectus





                                December 1, 1997

                                     BEDFORD
                             GOVERNMENT OBLIGATIONS
                             MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.



         The investment objective of the Government Obligations Money Market Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Government Obligations Money Market Portfolio seeks to achieve such objective by investing in short-term U.S. Treasury bills and notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The Bedford shares of the Government Obligations Money Market Portfolio are a class of shares of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. Shares of the Class are offered by this Prospectus and represent interests in the Portfolio.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NOT ASSET VALUE OF $1.00 PER SHARE.

         PNC Institutional Management Corporation serves as investment advisor for the Portfolio, PNC Bank, National Association serves as sub-adviser for the Portfolio and custodian for the Fund. PFPC Inc. serves as transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

         This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the Internet Website (http://www.sec.gov).




--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                    December 1, 1997

INTRODUCTION
--------------------------------------------------------------------------------


         The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares ("Shares") offered by this Prospectus are a class ("Class") of the shares of common stock of the Fund and represent interests in the Fund's Government Obligations Money Market Portfolio (the "Government Obligations Money Market Portfolio" or the "Portfolio").


         The investment objective of the Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

         The Portfolio seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.


         The Portfolio's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolio and custodian for the Fund, and PFPC Inc. ("PFPC") serves as transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's shares.


         An investor may purchase and redeem Shares through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."


         An investment in the Portfolio is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Portfolio, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices among others: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

FEE TABLE

         The Fee Table below contains a summary of annual fund operating expenses incurred by the Government Obligations Money Market Portfolio during the fiscal year ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also provided.

ANNUAL FUND OPERATING EXPENSES (BEDFORD CLASS)
  AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

         Management Fees (after waivers)(1)                          .30%
         12b-1 Fees(1)                                               .56%
         Other Expenses(1)                                           .115%
         Total Fund Operating Expenses
           (Bedford Class) (after waivers)(1)                        .975%

(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Government Obligations Money Market Portfolio, Management Fees would be .41% and Total Fund Operating Expenses would be 1.09%.

EXAMPLE

AN INVESTOR WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING
(1) 5% ANNUAL RETURN AND(2) REDEMPTION AT THE END OF EACH TIME PERIOD:

                               1 YEAR        3 YEARS      5 YEARS      10 YEARS
                               ------        -------      -------      --------

Government Obligations
  Money Market Portfolio*
  (Bedford Class)               $10           $31          $54           $120

* Other classes of this Portfolio are sold with different fees and expenses.

         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Bedford Class)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sale charges permitted by the National Association of Securities Dealers, Inc.

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Bedford Class of the Portfolio will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management -- Investment Adviser and Sub- Adviser," and "Distribution of Shares" below.) Expense figures are based on actual costs and fees charged to the Class. The Fee Table reflects a voluntary waiver of Management Fees for the Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of a Portfolio, such assumption will have the effect of lowering such Portfolio's overall expense ratio and increasing its yield to investors.

         From time to time, the Class advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of the Class refers to the income generated by an investment in the Class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


         The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Class are not reflected in the yield of Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Class may differ from yields on shares of other classes of the Fund that also represent interests in the Portfolio depending on the allocation of expenses to each class of the Portfolio. See "Expenses."


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


         The table below sets forth certain information concerning the investment results of the Bedford Class of the Government Obligations Money Market Portfolio for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1993 through August 31, 1997 are part of the Fund's financial statements for the Portfolio, which have been incorporated by reference into the Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P.

("Coopers"), the Fund's independent accountants. The financial data for the Portfolio for the periods ended August 31, 1989, 1990, 1991 and 1992 are part of previous financial statements audited by Coopers. The financial data should be read in conjunction with the financial statements and notes thereto. Further information about the performance of the Portfolio is available in the Annual Reports to Shareholders. Both the Statement of Additional Information and the Annual Reports to Shareholders may be obtained free of charge by calling the telephone number on page 1 of this Prospectus.

       Bedford Class of the Government Obligations Money Market Portfolio


THE RBB FUND INC. FINANCIAL HIGHLIGHTS (c)
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------------------------------------


                            For the      For the    For the      For the     For the     For the      For the
                             Year         Year       Year         Year        Year        Year         Year
                             Ended        Ended      Ended        Ended       Ended       Ended        Ended
                          August 31,   August 31, August 31,   August 31,  August 31,  August 31,   August 31,
                             1997         1996       1995         1994        1993        1992         1991
                          ---------    ---------- ----------   ----------  ----------  ----------   ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD..   $   1.00      $   1.00   $   1.00     $   1.00    $   1.00    $   1.00     $   1.00
                          --------      --------   --------     --------    --------    --------     --------
Income from investment
  operations:
Net investment income..     0.0449        0.0458     0.0475       0.0270      0.0231      0.0375       0.0604
 Net gains on securities
  both realized
  and unrealized.......         --            --         --           --        --        0.0009           --
                          --------      --------   --------     --------    --------    --------     --------
  Total from investment
   operations..........     0.0449        0.0458     0.0475       0.0270      0.0231      0.0384       0.0604
                          --------      --------   --------     --------    --------    --------     --------
Less distributions
  Dividends (from net
    investment income).    (0.0449)      (0.0458)   (0.0475)     (0.0270)    (0.0231)    (0.0375)     (0.0604)
  Distributions (from
    capital gains).....         --            --         --           --          --     (0.0009)          --
                          --------      --------   --------     --------    --------    --------     --------
  Total  distributions.    (0.0449)      (0.0458)   (0.0475)     (0.0270)    (0.0231)    (0.0384)     (0.0604)
                          --------      --------   --------     --------    --------    --------     --------
Net asset value,
  end of period........   $   1.00      $   1.00   $   1.00     $   1.00    $   1.00    $   1.00     $   1.00
                          ========      ========   ========     ========    ========    ========     ========
Total return...........       4.59%         4.68%      4.86%        2.73%       2.33%       3.91%        6.21%
RATIOS SUPPLEMENTAL DATA
Net assets, end of
 period (000)..........   $209,715      $192,599   $163,398     $166,418    $213,741    $225,101     $368,899
Ratios of expenses to
 average net assets....    .975%(a)      .975%(a)   .975%(a)     .975%(a)    .975%(a)    .975%(a)      .95%(a)
Ratios of net investment
 income to average
 net assets..............     4.49%         4.58%      4.75%        2.70%       2.31%       3.75%        6.04%







                            For the    For the Period
                             Year    September 30, 1989
                             Ended    (Commencement of
                          August 31,   Operations) to
                             1990      August 31, 1989
                          ---------- -----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD..    $   1.00        $  1.00
                           --------        -------
Income from investment
  operations:
Net investment income..      0.0748         0.0725
 Net gains on securities
  both realized
  and unrealized.......          --             --
                           --------        -------
  Total from investment
   operations..........      0.0748         0.0725
                           --------        -------
Less distributions
  Dividends (from net
    investment income).     (0.0748)       (0.0725)
  Distributions (from
    capital gains).....          --             --
                           --------        -------
  Total  distributions.     (0.0748)       (0.0725)
                           --------        -------
Net asset value,
  end of period........    $   1.00        $  1.00
                           ========        =======
Total return...........        7.74%       8.64%(b)
RATIOS SUPPLEMENTAL DATA
Net assets, end of
 period (000)..........    $209,378        $66,281
Ratios of expenses to
 average net assets....      .95%(a)     .96%(a)(b)
Ratios of net investment
 income to average
 net assets..............      7.48%       8.34%(b)


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.09%, 1.10%, 1.13%, 1.17%, 1.18%, 1.12%, 1.13% and 1.17% for the years ended August 31, 1997, 1996, 1995, 1994, 1993, 1992, 1991 and 1990,
     respectively, and 1.40% annualized for the period ended August 31, 1989.
(b)  Annualized.
(c) Financial Highlights relate solely to the Bedford Class of shares of the Government Obligations Money Market Portfolio.


INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------


         The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved.


         Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares representing interests in the Portfolio. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. A reverse repurchase agreement involves a sale by a portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans, which are assembled into pools, the interests on which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

         ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset- backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a portfolio will generally be at lower rates than the rates on the prepaid obligations.

         LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.


         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.



INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------


         The Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The investment limitations summarized below may not be changed, however, without shareholder approval. (A more detailed description of the following investment limitations is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Portfolio may not:


                  1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                  2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                  3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.



PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

                               PURCHASE PROCEDURES


         GENERAL. Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Shares through an account maintained by the investor with his brokerage firm (an "Account") and may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Shares.

         All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by PFPC by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

         PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investment Account requirements. Even if a broker does not impose a sales charge for purchases of Shares, depending on the terms of an investor's Account with his broker, the broker may charge investors Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker, and this Prospectus should be read in conjunction with any information received from a broker.

         Shareholders whose shares are held in the street name account of a broker and who desire to transfer such shares to the street name account of another broker should contact their current broker.


         A broker may offer investors maintaining Accounts the ability to purchase Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker.


         If a broker makes special arrangements under which orders for Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in available Federal Funds to the Fund's custodian prior to the close of regular trading on the NYSE, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

         DIRECT PURCHASES. An investor may also make direct investments in Shares at any time through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (an "Application") and mailing it, together with a check payable to "Bedford Government Obligations Money Market" to Bedford Government Obligations Money Market Portfolio, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

         Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or Dealer wire Federal Funds to the Fund's custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. The Fund does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196), and provide your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank or Dealer. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)


         B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the custodian:

         PNC Bank, N.A., Philadelphia, PA
         ABA-0310-0005-3
         FROM: (name of investor)
         ACCOUNT NUMBER: (investor's account number with the
                                     Portfolio)
         FOR PURCHASE OF: (name of Portfolio)
         AMOUNT: (amount to be invested)

         C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.


         For subsequent investments, an investor should follow steps A and B above.

         RETIREMENT PLANS. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


                              REDEMPTION PROCEDURES

         Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


         REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Shares through an Account may redeem Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading of the NYSE on a Business Day, the redemption will be effective as of the close of regular trading of the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.


         An investor's brokerage firm may also redeem each day a sufficient number of Shares to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.


         Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


         REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, to Bedford Government Obligations Money Market, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

         Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Portfolio, the Distributor, PFPC nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

         Proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading of the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

         REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.


         When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cashed at other banks.

         ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

         The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in the Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.


NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset value per share of each class of the Portfolio for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday, with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed, as well as Veterans' Day and Columbus Day. The net asset value per share of each class is calculated by adding the value of the proportionate interest of the class in the securities, cash and other assets of the Portfolio, subtracting the actual and accrued liabilities of such class and dividing the result by the number of outstanding shares of the class. The net asset value per share of the Portfolio is determined independently of any of the Fund's other investment portfolios.


         The Fund seeks to maintain for the Portfolio a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.


         With the approval of the Board of Directors, the Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS


         The business and affairs of the Fund and Portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two investment portfolios. The Government Obligations Money Market Portfolio is one of these portfolios.


INVESTMENT ADVISER AND SUB-ADVISER


         PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for the Portfolio. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for the Portfolio. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly-owned subsidiary of PNC Bancorp Inc. PNC Bancorp, Inc. is a bank holding company and a wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

         As investment adviser to the Portfolio, PIMC manages the Portfolio and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolio, and maintains its financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into transactions for the Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.

         For the services provided to and expenses assumed by it for the benefit of the Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million. PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for the Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolio. Such sub-advisory fees have no effect on the advisory fees payable by the Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreement with the Fund relating to the Portfolio. Any such arrangement would have no effect on the advisory fees payable by the Portfolio to PIMC.

         For the Fund's fiscal year ended August 31, 1997, the Fund paid investment advisory fees aggregating .30% of the average net assets of the Portfolio. For that same year, PIMC waived approximately .11% of the advisory fees payable with respect to the Portfolio.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN


         PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such dealers who are shareholders of the Portfolio. The services provided and the fees payable by the Fund for these services are described in the Statement of

Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."


DISTRIBUTOR

         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares pursuant to a distribution agreement and various supplements thereto (the "Distribution Agreement") with the Fund on behalf of the Class.


EXPENSES


         The expenses of the Portfolio are deducted from the total income of the Portfolio before dividends are paid. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based on the relative net assets of the investment portfolios. The Bedford Class of the Fund pays its own distribution fees, and may pay a different share than other classes of the Fund of other expenses (excluding advisory and custodial fees) if these expenses are actually incurred in a different amount by the Bedford Class or if it received different services.

         The investment adviser may assume expenses of the Portfolio from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing the Portfolio's expense ratio and of lowering yield to investors.

         For the Fund's fiscal year ended August 31, 1997, the Fund's total expenses were 1.09% of average net assets with respect to the Bedford Class of the Portfolio (not taking into account waivers and reimbursements of .115%).



DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------


         The Board of Directors of the Fund approved and adopted the Distribution Agreement and separate Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act.

Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .60% of the average daily net assets of the Class on an annualized basis in any year. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to the Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

         Under the Distribution Agreement and the Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor and the payments may exceed distribution expenses actually incurred.



DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The net investment income (not including any net short-term capital gains) earned by the Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.



TAXES
--------------------------------------------------------------------------------

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.


         The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. The Portfolio does not intend to make distributions that will be eligible for the corporate dividends received deduction.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares or whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.


         The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Ordinarily, shareholders will include all dividends declared by the Fund in income in the year of payment. However, dividends declared in October, November or December of any year, payable to shareholders of record on a specified date in such a month, will be deemed to have been received by the shareholders and paid by the Fund on December 31, of such year, if such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions with respect to the Portfolio prior to the end of each calendar year to avoid liability for federal excise tax.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

         Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal income tax consequences described above.



DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


         The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).

         The Fund offers multiple classes of shares in the Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within this Portfolio vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888- 9723 to request more information concerning other classes available.

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEDFORD CLASS OF THE GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THIS PORTFOLIO.

         Each share that represents an interest in the Portfolio has an equal proportionate interest in the assets belonging to the Portfolio with each other share that represents an interest in the Portfolio, even where a share has a different class designation than another share representing an interest in the Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.


         The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


         Holders of shares of the Portfolio will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

         As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.



OTHER INFORMATION
--------------------------------------------------------------------------------
REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect
(302) 791-1196).

                      (This Page Intentionally Left Blank.)

                         BEDFORD GOVERNMENT OBLIGATIONS
                             MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to a class of Shares (the "Class") of The RBB Fund, Inc. representing interests in the Government Obligations Money Market Portfolio (the "Portfolio"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Bedford Government Obligations Money Market Portfolio Prospectus of The RBB Fund, Inc. dated December 1, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.



                                    CONTENTS



                                                                      PROSPECTUS
                                                          PAGE           PAGE
                                                          ----        ----------
General  ..............................................        2            3
Investment Objective and Policies......................        2           11
Directors and Officers.................................        9          N/A
Investment Advisory, Distribution and Servicing
         Arrangements..................................       13           28
Portfolio Transactions.................................       18          N/A
Purchase and Redemption Information....................       19           21
Valuation of Shares....................................       19           27
Performance Information................................       21          N/A
Taxes    ..............................................       23           32
Additional Information Concerning Fund Shares..........       26           34
Miscellaneous..........................................       29          N/A
Financial Statements...................................       40          N/A
Appendix ..............................................      A-1          N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to shares of the Class of common stock of the Fund (the "Shares") representing interests in the Government Obligations Money Market Portfolio of the Fund. The Shares are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolio. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to the Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury bills, notes and bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-

American Development Bank and the Inter-American Development Bank.


                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. The Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark to market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United

States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Money Market and Government Obligations Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

                  LENDING OF SECURITIES. With respect to loans by the Portfolio of its portfolio securities as described in the Prospectus, the Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by the Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

                  ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities (including repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  The Portfolio may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS


                  The Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.


                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets, except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)


                           3. Act as an underwriter.


                           4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                             DIRECTORS AND OFFICERS


                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:

                                 POSITION       PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE         WITH FUND      DURING PAST FIVE YEARS
------------------------         ---------      ----------------------
*Arnold M. Reichman - 49         Director       Senior Managing Director,
466 Lexington Avenue                            Chief Operating Officer and
New York, NY  10017                             Assistant Secretary, Warburg
                                                Pincus Asset Management,
                                                Inc.; Director and
                                                Executive Officer of
                                                Counsellors Securities
                                                Inc.; Director/Trustee
                                                of various investment
                                                companies advised by
                                                Warburg Pincus Asset
                                                Management, Inc.

**Robert Sablowsky - 58          Director       Senior Vice President,
110 Wall Street                                 Fahnestock Co., Inc. (a
New York, NY  10005                             registered broker-dealer);
                                                prior to October 1996,
                                                Executive Vice President of
                                                Gruntal & Co., Inc. (a
                                                registered broker-dealer).

Francis J. McKay  -  60          Director       Since 1963, Executive Vice
7701 Burholme Avenue                            President, Fox Chase Cancer
Philadelphia, PA  19111                         Center (biomedical research
                                                and medical care).

Marvin E. Sternberg - 62         Director       Since 1974, Chairman,
937 Mt. Pleasant Road                           Director and President, Moyco
Bryn Mawr, PA  19010                            Industries, Inc.
                                                (manufacturer of dental
                                                supplies and precision coated
                                                abrasives); since 1968,
                                                Director and President, Mart
                                                MMM, Inc. (formerly
                                                Montgomeryville Merchandise
                                                Mart, Inc.) and Mart PMM,
                                                Inc. (formerly Pennsauken
                                                Merchandise Mart, Inc.)
                                                (shopping centers); and since
                                                1975, Director and Executive
                                                Vice President, Cellucap Mfg.
                                                Co., Inc. (manufacturer of
                                                disposable headwear).

                                 POSITION        PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE         WITH FUND       DURING PAST FIVE YEARS
------------------------         ---------       ----------------------
Julian A. Brodsky - 63           Director        Director and Vice Chairman
1234 Market Street                               since 1969, Comcast
16th Floor                                       Corporation (cable television
Philadelphia, PA  19107-                         and communications);
3723                                             Director, Comcast Cablevision
                                                 of Philadelphia (cable
                                                 television and
                                                 communications) and Nextel
                                                 (wireless communications).

Donald van Roden - 72            Director and    Self-employed businessman.
1200 Old Mill Lane               Chairman of     From February 1980 to March
Wyomissing, PA  19610            the Board       1987, Vice Chairman,
                                                 SmithKline Beecham
                                                 Corporation
                                                 (pharmaceuticals);
                                                 Director, AAA
                                                 Mid-Atlantic (auto
                                                 service); Director,
                                                 Keystone Insurance Co.

Edward J. Roach - 73             President and   Certified Public Accountant;
Suite 100                        Treasurer       Vice Chairman of the Board,
Bellevue Park Corporate                          Fox Chase Cancer Center;
         Center                                  Trustee Emeritus,
400 Bellevue Parkway                             Pennsylvania School for the
Wilmington, DE  19809                            Deaf; Trustee Emeritus,
                                                 Immaculata College;
                                                 President or Vice
                                                 President and Treasurer
                                                 of various investment
                                                 companies advised by PNC
                                                 Institutional Management
                                                 Corporation; Director,
                                                 The Bradford Funds, Inc.

Morgan R. Jones - 58             Secretary       Chairman, the law firm
Drinker Biddle & Reath LLP                       of Drinker Biddle &
1345 Chestnut Street                             Reath LLP; Director,
Philadelphia, PA  19107-3496                     Rocking Horse Child Care
                                                 Centers of America, Inc.

-------------------------
* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.


                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:

                             DIRECTORS' COMPENSATION



                                                                                  TOTAL
                                            PENSION OR                            COMPENSATION
                          AGGREGATE         RETIREMENT          ESTIMATED         FROM REGISTRANT
                          COMPENSATION      BENEFITS ACCRUED    ANNUAL            AND FUND
NAME OF PERSON/           FROM              AS PART OF FUND     BENEFITS UPON     COMPLEX 1 PAID TO
POSITION                  REGISTRANT        EXPENSES            RETIREMENT        DIRECTORS
------------------        ------------      ---------------     -------------     ----------------
Julian A. Brodsky,            $16,000              N/A                N/A              $16,000
Director
Francis J. McKay,             $19,000              N/A                N/A              $19,000
Director
Arnold M. Reichman,           $     0              N/A                N/A              $     0
Director
Robert Sablowsky,             $ 8,000              N/A                N/A              $ 8,000
Director
Marvin E. Sternberg,          $19,000              N/A                N/A              $19,000
Director
Donald van Roden,             $24,000              N/A                N/A              $24,000
Director and Chairman

----------------------
1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

                  On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolio's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolio's sub- adviser and the Fund's custodian, PFPC Inc. ("PFPC"), the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory and administrative services to the Portfolio pursuant to an Investment Advisory and Administration Agreement, dated August 16, 1988, and PNC Bank renders sub-advisory services to the Portfolio pursuant to a Sub- Advisory Agreement, dated August 16, 1988. Pursuant to the Sub- Advisory Agreement, PNC Bank is entitled to receive an annual fee from PIMC calculated at the annual rate of 75% of the advisory fees received by PIMC on behalf of the Portfolio. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Government
Obligations Money           $1,774,123             $647,063          $404,193
Market Portfolio


                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Government
Obligations Money           $1,638,622            $671,811           $406,954
Market Portfolio

                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Government                   $780,122              $398,363             $0
Obligations Money
Market Portfolio



                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers; (g) organizational costs; (h) fees to the investment adviser, sub-adviser and PFPC;
(i) fees and expenses of officers and directors who are not affiliated with the Portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Fund; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Bedford Class of the Portfolio pays its own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if these expenses are actually incurred in a different amount by the Bedford Class or if it receives different services.


                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved on July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved by shareholders of the Portfolio at a special meeting held December 22, 1989, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolio, (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Shares of the Fund pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems Shares, (b) addresses and mails all communications by the Portfolio to record owners of Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the classes of the Fund. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at the annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplement (the "Distribution Agreement") entered into by the Distributor and the Fund on behalf of the Shares, and a Plan of Distribution for the Shares (the "Plan"), both of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute the Shares. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the

Distribution Agreement, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling Shares of the Portfolio based on a percentage of the amounts invested by their customers.

                  The Plan was approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors").

                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Shares under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Shares; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  During the year ended August 31, 1997, the Fund paid distribution fees to the Fund's Distributor under the Plan for the Bedford Class of the Portfolio in the aggregate amount of $1,136,708 of which amount $1,119,407 was paid to dealers with whom the Distributor had entered into sales agreements and $17,301 was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the same year, the Distributor waived no distribution fees for the Bedford Class of the Government Obligations Money Market Portfolio. The Fund believes that the Plan may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plan by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc.

                             PORTFOLIO TRANSACTIONS


                  The Portfolio intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less). Because the Portfolio intends to purchase only securities with remaining maturities of 13 months or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect the Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

                  Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.


                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.


                  Investment decisions for the Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions.

However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.



                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.


                  Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)



                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by adding the value of the proportionate interest of the class in the Portfolio's cash, securities, and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class of the Fund is determined independently of the other classes of the Fund. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE, as well as Columbus Day and Veterans' Day.


                  The Fund calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.


                             PERFORMANCE INFORMATION


                  The Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yield for the Portfolio is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one Share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Shares purchased with dividends declared and all dividends declared on both the original Share and such additional Shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  The annualized yield for the seven-day period ended August 31, 1997 for the Bedford Class of the Portfolio before waivers was as follows:

                                                        TAX-EQUIVALENT
                                                            YIELD
                                                          (ASSUMES A
                                     EFFECTIVE          FEDERAL INCOME
                    YIELD              YIELD           TAX RATE OF 28%)
                    -----              -----           ----------------
                    4.53%              4.63%                 N/A


                  The annualized yield for the seven-day period ended August 31, 1997 for the Bedford Class of the Portfolio after waivers was as follows:

                                                        TAX-EQUIVALENT
                                                            YIELD
                                                          (ASSUMES A
                                     EFFECTIVE          FEDERAL INCOME
                    YIELD              YIELD           TAX RATE OF 28%)
                    -----              -----           ----------------
                    4.64%              4.75%                  N/A


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of Shares of the Class will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which the Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether the Portfolio should continue to hold the obligation.


                  From time to time, in advertisements or in reports to shareholders, the yield of Shares of the Class may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of Shares of the Class may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.



                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  The Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades of businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

                  The Portfolio is not intended to constitute a balanced investment program nor is it designed for investors seeking capital appreciation.

                  Distributions of net investment income received by the Portfolio from investments in debt securities and any net realized short-term capital gains distributed by the Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

                  While the Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities, will be distributed annually. The Portfolio will not have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by the Portfolio as capital gain dividends may not exceed the net capital gain of the Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's taxable year.

                  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal obligations) to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolio intends to distribute all of its taxable income currently, the Portfolio does not anticipate incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock

(U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro
Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor
Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as

Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class N Common Stock constitute the Bedford Class of the Government Obligations Money Market Portfolio. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the n/i Numeric Investors Family, the Boston Partners Family, the Janney Montgomery Scott Money Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors family represents interests in four non-money market portfolios, the Boston Partners Family represents interest in three non-money market portfolios, the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interest in the Money Market, Municipal Money Market, Governmental Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the portfolio only if approved by the holders of a majority of the outstanding voting securities of the portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.


                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.



PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
Cash Preservation         Jewish Family and Children's          44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103

                          Dominic and Barbara Pisciotta         15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303

Cash Preservation         Kenneth Farwell and Valerie           11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107

                          Gary L. Lange and                     32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750

                          Andrew Diederich and                   6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131

                          Gwendolyn Haynes                       5.2%
                          2757 Geyer
                          St. Louis, MO  63104

                          Savannah Thomas Trust                  6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
Sansom Street Money       Wasner & Co.                          32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113

                          Saxon and Co.                         65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182

BEA International         Blue Cross & Blue Shield of            6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106

                          Credit Suisse Private Banking          6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028

                          Indiana University Foundation          5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500

                          Employees Ret. Plan Marshfield         5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449

                          State Street Bank & Trust              5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992

BEA International         Bob & Co.                             87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)

                          TRANSCORP                             10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
BEA High Yield            Fidelity Investments                  15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          Guenter Full Trust Michelin           17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001

                          C S First Boston Pension Fund          6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002

                          Southdown Inc. Pension Plan            9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980

                          Edward J. Demske TTEE                  5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056

BEA High Yield            Richard A. Wilson TTEE                10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232

                          Charles Schwab & Co.                  88.82%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122

BEA Emerging Markets      Wachovia Bank North Carolina          26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Hall Family Foundation                38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400

                          Arkansas Public Employees             18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704

BEA Emerging Markets      Charles Schwab & Co.                  22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175

                          Donald W. Allgood                     72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541

BEA US Core Equity        Patterson & Co.                       43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)

                          Credit Suisse Private Banking         13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028

                          Fleet National Bank Trust              5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900

                          Werner & Pfleiderer Pension            6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220

                          Washington Hebrew Congregation        11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799

BEA US Core Fixed         New England UFCW & Employers'         24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Patterson & Co.                        6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          MAC & Co                               5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198

                          Fidelity Investments                   9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse First
                          Boston Employee's Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          DCA Food Industries Inc.               8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255

                          State St. Bank & Trust TTE             6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470

                          The Valley Foundation                  6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594

BEA Strategic Global      Sunkist Master Trust                  32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313

                          Patterson & Co.                       23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          Key Trust Co. of Ohio                 18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Hard & Co.                            17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012

BEA Municipal Bond        William A. Marquard                   39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716

                          Arnold Leon                           13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199

                          Irwin Bard                             6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908

                          S. Finkelstein Family Fund             5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827

BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.       17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)

                          Bea Associates 401K                   11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611

                          John B. Hurford                       47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611

n/i Numeric Investors     Charles Schwab & Co. Inc.             15.3%
Micro Cap Fund            Special Custody Account for the
(Class FF)                Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Public Inst. for Social Security       6.1%
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Portland General Corp.                13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          State Street Bank and                  7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171

n/i Numeric Investors     Charles Schwab & Co. Inc.             18.6%
Growth Fund               Special Custody Account for the
(Class GG)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          U.S. Equity Investment                 6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477

                          Portland General Corp. VEBA            5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          CitiBank FSB                          18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
n/i Numeric Investors     Charles Schwab & Co. Inc.             22.9%
Growth and Value Fund     Special Custody Account for the
(Class HH)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Chase Manhattan Bank                   6.2%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660

Boston Partners Large     Dr. Janice B. Yost                    26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302

                          Saxon and Co.                         12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182

                          Irving Fireman's Relief & Ret          8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061

                          John N. Brodson and                   10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611

                          Wells Fargo Bank                      15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308

                          Hawaiian Trust Company LTD             6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Shady Side Academy Endowment          11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238

Boston Partners Large     Fleet National Bank TTEE               7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692

                          National Financial Services           25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281

                          Joseph P. Scherer                     10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002

                          Linda C. Brodson                       7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          John N. Brodson                        7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Charles Schwab & Co. Inc.             12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Mark R. Scott                          6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
Boston Partners Mid       National Financial SVCS Corp.         27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281

                          Charles Schwab & Co. Inc.             32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104

                          George B. Smithy, Jr.                 13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181

                          John N. Brodson                        6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Linda C. Brodson                       6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

Boston Partners Mid       Wells Fargo Bank Cust                  5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389

                          USNB of Oregon                        77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208


                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.



                              FINANCIAL STATEMENTS


         The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997 (the "1997 Annual Report") are incorporated by reference in this Statement of Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand, L.L.P. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                  MONEY MARKET
                                    PORTFOLIO










                            PROSPECTUS & APPLICATION
                                DECEMBER 1, 1997
















                                                                           BEAR
                                                                        STEARNS

                             MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.



THE BEDFORD SHARES OF THE MONEY MARKET PORTFOLIO are a class of shares of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. Shares of the Bedford Class offered by this Prospectus represent interests in the Fund's Money Market Portfolio.

         o The investment objective of the Money Market Portfolio is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

PNC Institutional Management Corporation serves as investment adviser for the Portfolio, PNC Bank, National Association serves as sub-adviser for the Portfolio and custodian for the Fund and PFPC Inc. serves as the transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. acts as distributor for the Fund.

                 ----------------------------------------

This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the SEC Internet Website (http://www.sec.gov).


                 ----------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES

COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 ----------------------------------------


PROSPECTUS                                                     December 1, 1997

                                TABLE OF CONTENTS
                                                                           PAGE

INTRODUCTION................................................................  1
FEE TABLE...................................................................  2
FINANCIAL HIGHLIGHTS........................................................  4
INVESTMENT OBJECTIVES AND POLICIES..........................................  6
INVESTMENT LIMITATIONS...................................................... 10
PURCHASE, REDEMPTION AND EXCHANGE OF SHARES ................................ 12
NET ASSET VALUE............................................................. 22
MANAGEMENT.................................................................. 22
DISTRIBUTION OF SHARES...................................................... 25
DIVIDENDS AND DISTRIBUTIONS................................................. 25
TAXES....................................................................... 26
DESCRIPTION OF SHARES....................................................... 27
OTHER INFORMATION........................................................... 28

INTRODUCTION
--------------------------------------------------------------------------------


The RBB Fund, Inc. (the "Fund") is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares ("Shares") of the Bedford Class (the "Bedford Class" or the "Class") of common stock of the Fund offered by this Prospectus represent interests in the Fund's Money Market Portfolio (the "Money Market Portfolio" or the "Portfolio").


The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

The Portfolio seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.


The Portfolio's investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to the Portfolio and custodian to the Fund and PFPC Inc. ("PFPC" or the "Transfer Agent") serves as the transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


An investor may purchase and redeem Shares of the Class through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."


An investment in the Shares is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." The Portfolio, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of asset-backed securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

FEE TABLE

                  The Fee Table below contains a summary of the annual operating expenses incurred by the Bedford Class of the Portfolio after fee waivers and expense reimbursements for the fiscal year ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.

ANNUAL FUND OPERATING EXPENSES (BRADFORD CLASS)
  AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
                                                                    MONEY MARKET
                                                                     PORTFOLIO

Management Fees (after waivers)(1).................................    .22%
12b-1 Fees(1)......................................................    .53%
Other Expenses.....................................................    .22%
                                                                       ---
Total Operating Expenses (Bedford Class)
  (after waivers)(1)...............................................    .97%
                                                                       ====

-------------------
(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Management Fees would be .37% and Total Fund Operating Expenses would be 1.12%.

EXAMPLE


         An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
--------------------------------------------------------------------------------
                                                                    MONEY MARKET
                                                                     PORTFOLIO*
--------------------------------------------------------------------------------
         1 Year...........................................              $ 10
         3 Years..........................................              $ 31
         5 Years..........................................              $ 54
         10 Years.........................................              $119

-------------------
* Other classes of this Portfolio are sold with different fees and expenses.


The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Bedford Class of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management -- Investment Adviser and Sub-Adviser," and

"Distribution of Shares" below.) The expense figures are based on actual costs and fees charged to the Class. The Fee Table reflects expense reimbursements and a voluntary waiver of Management Fees for the Class. However, there can be no assurance that any future expense reimbursements and waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolio, such assumption will have the effect of lowering such Portfolio's overall expense ratio and increasing its yield to investors.


From time to time the Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in Shares are not reflected in the yields of the Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Class may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each class of the Portfolio.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth certain information concerning the investment results of the Bedford Class of the Fund representing interests in the Money Market Portfolio for the years indicated. The financial data included in this table for each of the periods ended August 31, 1993 through 1997 are a part of the Fund's financial statements for the Portfolio, which are incorporated by reference into the Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P. ("Coopers"), the Fund's independent accountants. The financial data for the periods ended August 31, 1989, 1990, 1991 and 1992 are a part of previous financial statements audited by Coopers. The financial data included in this table should be read in conjunction with the financial statements and related notes. Further information about the performance of the Portfolio is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained from the Fund free of charge by calling the telephone number on Page 1 of the Prospectus.


                            FINANCIAL HIGHLIGHTS (c)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


----------------------------------------------------------------------------------------------------------

                            MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------


                               FOR THE      FOR THE       FOR THE      FOR THE      FOR THE      FOR THE
                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                               AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                  1997        1996         1995         1994         1993         1992
                              -----------  -----------  -----------  -----------  -----------  -----------
Net asset value
   beginning of period...... $     1.00   $     1.00     $   1.00    $    1.00     $  1.00      $   1.00
                             ----------   ----------     --------    ---------     --------     --------

Income from investment
   operations:
   Net investment income....     0.0462       0.0469       0.0486       0.0278       0.0243       0.0375
   Net gains on securities
    (both realized and
     unrealized.............        ---          ---          ---          ---          ---       0.0007
                             ----------   ----------     --------    ---------     --------     --------

Total from investment
   operations...............     0.0462       0.0469       0.0486       0.0278       0.0243       0.0382
                             ----------   ----------     --------    ---------     --------     --------

Less distributions
   Dividends (from net
    investment income)......    (0.0462)     (0.0469)     (0.0486)     (0.0278)     (0.0243)     (0.0375)
Distributions (from
    capital gains)..........        ---          ---          ---          ---          ---      (0.0007)
                             ----------   ----------     --------    ---------     --------     --------

   Total distributions......    (0.0462)      (0.469)     (0.0486)     (0.0278)     (0.0243)     (0.0382)
                             ----------   ----------     --------    ---------     --------     --------

Net asset value, end of
   period................... $     1.00   $     1.00     $   1.00    $    1.00     $   1.00     $   1.00
                             ==========   ==========     ========    =========     ========     ========

Total return................      4.72%        4.79%        4.97%        2.81%        2.46%        3.89%
Ratios/Supplemental Data
   Net assets,
    end of period (000)..... $1,392,911   $1,109,334     $935,821    $ 710,737     $782,153     $736,842
   Ratios of expenses to
    average net assets......    .97%(a)      .97%(a)      .96%(a)      .95%(a)      .95%(a)      .95%(a)
   Ratios of net investment
    income to average net
    assets..................      4.62%         4.69%       4.86%        2.78%        2.43%        3.75%





                                                           FOR THE PERIOD
                                                            SEPTEMBER 30,
                                                                1988
                                  FOR THE      FOR THE    (COMMENCEMENT OF
                                YEAR ENDED   YEAR ENDED      OPERATIONS)
                                 AUGUST 31,   AUGUST 31,     AUGUST 31,
                                    1991        1990            1989
                                -----------  -----------   ---------------
Net asset value
   beginning of period........     $  1.00     $  1.00         $  1.00
                                   -------     -------         -------

Income from investment
   operations:
   Net investment income......      0.0629      0.0765          0.0779
   Net gains on securities
    (both realized and
     unrealized...............         ---         ---             ---
                                  --------     -------         -------

Total from investment
   operations.................      0.0629      0.0765          0.0779
                                  --------    --------        --------

Less distributions
   Dividends (from net
    investment income)........     (0.0629)    (0.0765)        (0.0779)
Distributions (from
    capital gains)............         ---         ---             ---
                                  --------    --------        --------

   Total distributions........     (0.0629)    (0.0765)        (0.0779)
                                  --------    --------        --------

Net asset value, end of
   period.....................    $   1.00    $   1.00        $   1.00
                                  ========    ========        ========

Total return..................       6.48%       7.92%         8.81%(b)
Ratios/Supplemental Data
   Net assets,
    end of period (000).......    $747,530    $709,757        $152,311
   Ratios of expenses to
    average net assets........      .92%(a)     .92%(a)      .93%(a)(b)
   Ratios of net investment
    income to average net
    assets....................       6.29%       7.65%         8.61%(b)



(a) Without the waiver of advisory fees and without their reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.12%, 1.14%, 1.17%, 1.16%, 1.19%, 1.20%, 1.17% and 1.16% for the years ended August
         31, 1997, 1996, 1995, 1994, 1993, 1992, 1991 and 1990, respectively, and 1.27% annualized for the period ended August 31, 1989.
(b)      Annualized.
(c) Financial Highlights relate solely to the Class of Shares of the Fund within the Portfolio.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------


                             MONEY MARKET PORTFOLIO


The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. There is no assurance that the investment objective of the Money Market Portfolio will be achieved. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.


BANK OBLIGATIONS.


The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.


COMMERCIAL PAPER.


The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organizations"). These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.

Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.


VARIABLE RATE DEMAND NOTES.


The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.


REPURCHASE AGREEMENTS.


The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


U.S. GOVERNMENT OBLIGATIONS.

The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.


ASSET-BACKED SECURITIES.

The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset- backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a portfolio will generally be at lower rates than the rates on the prepaid obligations.


REVERSE REPURCHASE AGREEMENTS.


The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a portfolio of securities that it holds concurrent with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 ("1940 Act").


MUNICIPAL OBLIGATIONS.


In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete description of Municipal Obligations, see Statement of Additional Information under "Investment Objectives and Policies."

GUARANTEED INVESTMENT CONTRACTS.

The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investments in illiquid securities.


STAND-BY COMMITMENTS.


The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


WHEN-ISSUED SECURITIES.


The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

ELIGIBLE SECURITIES.


The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more Rating Organizations ("Rating Organizations") (e.g. commercial paper rated "A-1" or "A-2" by Standard & Poor's Ratings Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.


ILLIQUID SECURITIES.


The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.



INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------


The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolio may not, however, change the investment limitations summarized below without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


         THE MONEY MARKET PORTFOLIO MAY NOT:

                  1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                  2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)


                  3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                  4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three Business Days, (as defined below). "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.


                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million,



PURCHASE, REDEMPTION AND EXCHANGE OF SHARES
--------------------------------------------------------------------------------


                               PURCHASE PROCEDURES


GENERAL. Bedford Shares are sold without a sales load on a continuous basis by the Fund's Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Bedford Shares either directly, through an exchange from accounts invested in shares of any open-end investment company ("The Bear Stearns Funds") either sponsored by or advised by Bear, Stearns & Co. Inc. ("Bear Stearns"), or its affiliates, or through an account (the "Account") maintained by the investor with certain brokerage firms and may also purchase Shares directly by mail or wire. The minimum initial investment

THE BEAR STEARNS FUNDS

ACCOUNT INFORMATION FORM

Please Note: Do not use this form to open a retirement plan account. For retirement plan forms call 1-800-766-4111.
For assistance in completing this form, contact PFPC at 1-800-447-1139.

1.   ACCOUNT TYPE  (Please print; indicate only one registration type)

     [__] INDIVIDUAL                    [__] JOINT TENANT

     ---------------------------------------------------------------------------
     NAME

     ---------------------------------------------------------------------------
     JOINT REGISTRANT, IF ANY (SEE NOTES 1 AND 2)

     ---------------------------------------      ------------------------------
     SOCIAL SECURITY NUMBER OF PRIMARY OWNER      TAXPAYER IDENTIFICATION NUMBER

     (1) Use only the Social Security number or Taxpayer Identification Number of the first listed joint tenant.

     (2) For joint registrations, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

     ---------------------------------------------------------------------------
     [__] UNIFORM GIFT TO MINORS, OR    [__] UNIFORM TRANSFER TO MINORS
                                             (WHERE ALLOWED BY LAW)

     ---------------------------------------------------------------------------
     NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

     ---------------------------------------------------------------------------
     NAME OF MINOR (ONLY ONE PERMITTED)

     Under the ____________________________ Uniform Gift/Transfers to Minors Act
                  STATE RESIDENCE OF MINOR
                                                         -       -
     ------/------/------                        --------------------------
     MINOR'S DATE OF BIRTH                       MINOR'S SOCIAL SECURITY NUMBER
                                                 (REQUIRED TO OPEN ACCOUNT)

     ---------------------------------------------------------------------------
     [__]  Corporation       [__]    Partnership    [__] Trust*     [__] Other

     ---------------------------------------------------------------------------
     NAME OF CORPORATION, PARTNERSHIP, OR OTHER

     ---------------------------------------------------------------------------
     NAME(S) OF TRUSTEE(S)                           DATE OF THE TRUST AGREEMENT


     -----------------------------------      ----------------------------------
     SOCIAL SECURITY NUMBER                   TAXPAYER IDENTIFICATION NUMBER
     (REQUIRED TO OPEN ACCOUNT)               (REQUIRED TO OPEN ACCOUNT)

 * If a Trust, include date of trust instrument and list of trustees if they are to be named in the registration.



               N O T   P A R T   O F   T H E   P R O S P E C T U S

2.   MAILING ADDRESS

     ---------------------------------------------------------------------------
     STREET OR P.O. BOX                          APARTMENT NUMBER

     ---------------------------------------------------------------------------
     CITY                        STATE                        ZIP CODE

     (   )                               (   )
     ---------------------------------------------------------------------------
     DAY TELEPHONE                       EVENING TELEPHONE


3.   INVESTMENT INFORMATION

     METHOD OF INVESTMENT

     [__] I have enclosed a check for a minimum initial investment of $1,000 per Fund.
     [__] I have enclosed a check for a minimum subsequent investment of $250 per Fund or completed the Systematic Investment Plan information in Section 13.
     [__]     I purchased _____________ shares of __________________ through my broker on  __/__/__.  Conform #___________.

     PLEASE MAKE MY INVESTMENT IN THE FUNDS DESIGNATED BELOW:

     ---------------------------------------------------------------------------

     CLASS A  CLASS C  CLASS Y  BEAR STEARNS FUNDS             INVESTMENT AMOUNT

     ---------------------------------------------------------------------------
     _______  _______  _______  S&P STARS Portfolio             $_______________
     _______  _______  _______  Large Cap Value Portfolio       $_______________
     _______  _______  _______  Small Cap Value Portfolio       $_______________
     _______  _______  _______  Total Return Bond Portfolio     $_______________
     _______  _______  _______  The Insiders Select Fund        $_______________
     _______  _______  _______  Emerging Markets Debt Portfolio $_______________
     _______  _______  _______  Money Market Portfolio          $_______________

                                TOTAL INVESTMENT AMOUNT         $===============

     Note: All shares purchased will be held in a shareholder account for the investor at the Transfer Agent. Checks drawn on foreign banks and checks made payable to persons or entities other than the Fund will not be accepted. Checks should be made payable to the Fund which you are investing in. If no class is designated, your investment will be made in Class A shares.


4.   REDUCED SALES CHARGE (AVAILABLE FOR CLASS A SHARES ONLY)

     Method of Investment

     Are you a shareholder in another Bear Stearns Fund?     [__] Yes    [__] No

     [__] I apply for Right of Accumulation reduced sales charges based on the following Bear Stearns Fund Accounts (excluding Class C Shares).

     ---------------------------------------------------------------------------
     FUND                 ACCOUNT NUMBER OR SOCIAL SECURITY NUMBER

     ---------------------------------------------------------------------------
     FUND                 ACCOUNT NUMBER OR SOCIAL SECURITY NUMBER

     ---------------------------------------------------------------------------
     FUND                 ACCOUNT NUMBER OR SOCIAL SECURITY NUMBER

     LETTER OF INTENT

     [__]         I am already investing under an existing Letter of Intent.

     [__] I agree to the Letter of Intent provisions in the Fund's current prospectus. During a 13-month period, I plan to invest a dollar amount of at least:
                  [__] $50,000  [__] $100,000  [__] $250,000  [__] $500,000
                  [__] $750,000  [__] $1,000,000

            N O T   P A R T   O F   T H E   P R O S P E C T U S

     NET ASSET VALUE PURCHASE

     [__] I qualify for an exemption from the sales charge by meeting the conditions set forth in the prospectus. (Please attach certification to this form.)

     [__] I qualify to purchase shares at net asset value, with proceeds received from a mutual fund or closed-end fund not distributed by Bear Stearns. (Please attach proof of fund share redemption.)


5.   DISTRIBUTION OPTIONS

     DIVIDENDS AND CAPITAL GAINS MAY BE REINVESTED OR PAID BY CHECK. IF NO OPTIONS ARE SELECTED BELOW, BOTH DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED IN ADDITIONAL FUND SHARES.

     Dividends                  [__] Pay by check.      [__] Reinvest.
     Capital Gains              [__] Pay by check.      [__] Reinvest.

     The Redirected Distribution Option allows an investor to have dividends and any other distributions from a Fund automatically used to purchase shares of the same class of any other Fund. The receiving account must be in the same name as your existing account.

     [__] Please reinvest dividends and capital gains
          from the __________________ to the _____________________.
                     (NAME OF FUND)             (NAME OF FUND)

     If you elect to have distributions paid by check, distributions will be sent to the address of record. Distributions may also be sent to another payee:


     ---------------------------------------------------------------------------
     NAME

     ---------------------------------------------------------------------------
     STREET OR P.O. BOX                                  APARTMENT NUMBER

     ---------------------------------------------------------------------------
     CITY                        STATE             ZIP CODE

     ---------------------------------------------------------------------------
     OPTIONAL FEATURES


6.   AUTOMATIC WITHDRAWAL PLAN

     [__] Fund Name _______________________________   [__] Amount ______________
     [__] Startup month _______________________

     Frequency option:
     [__] Monthly      [__] Every other month       [__] Quarterly
     [__] Semiannually      [__] Annually

     o A minimum account value of $5,000 in a single account is required to establish an automatic withdrawal plan.

     o   Payments will be made on or near the 25th of the month.

     o Shareholders holding share certificates are not eligible for the Automatic Withdrawal Plan.

     [__]  Please mail checks to Address of Record (Named in Section 2)
     [__] Please electronically credit my Bank of Record (Named in Section 9) [__] Special payee as specified below:

     ---------------------------------------------------------------------------
     NAME

     ---------------------------------------------------------------------------
     STREET OR P.O. BOX                                    APARTMENT NUMBER

     ---------------------------------------------------------------------------
     CITY                           STATE                  ZIP CODE


                   N O T   P A R T   O F   T H E   P R O S P E C T U S

7.   TELEPHONE EXCHANGE PRIVILEGE

     Unless indicated below, I authorize the Transfer Agent to accept instructions from any persons to exchange shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current prospectus.

     [__]  I DO NOT want the Telephone Exchange Privilege.


8.   TELEPHONE REDEMPTION PRIVILEGE

     [__] I authorize the Transfer Agent to accept instructions from any person to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current prospectus.

     Checks for redemption of proceeds will be sent by check via U.S. Mail to the address to record, unless the information in Section 9 is completed for redemption by wire of $500 or more.


9. BANK OF RECORD (FOR TELEPHONE REDEMPTIONS AND/OR SYSTEMATIC INVESTMENT PLANS) PLEASE ATTACH A VOIDED CHECK (FOR ELECTRONIC CREDIT TO YOUR CHECKING ACCOUNT) IN THE SPACE PROVIDED IN SECTION 13.

     ---------------------------------------------------------------------------
     BANK NAME

     ---------------------------------------------------------------------------
     STREET OR P.O. BOX                                  APARTMENT NUMBER

     ---------------------------------------------------------------------------
     CITY                            STATE               ZIP CODE

     ---------------------------------------------------------------------------
     BANK ABA NUMBER                                     BANK ACCOUNT NUMBER

     ---------------------------------------------------------------------------
     ACCOUNT NAME


10.  SIGNATURE AND TAXPAYER CERTIFICATION


     The undersigned warrants that I(we) have full authority and, if a natural person, I(we) am(are) of legal age to purchase shares pursuant to this Account Information Form, and have received a current prospectus for the Bear Stearns Fund(s) in which I(we) am(are) investing. THE UNDERSIGNED ACKNOWLEDGES THAT THE TELEPHONE EXCHANGE PRIVILEGE IS AUTOMATIC AND THAT I(WE) MAY BEAR THE RISK OF LOSS IN EVENT OF FRAUDULENT USE OF THE PRIVILEGE. If I(we) do not want the Telephone Exchange Privilege, I(we) have so indicated on this Account Information Form.


     Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

     Under penalty of perjury, I certify that:

     (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and

     (2) I am not subject to backup withholding because (a) I am exempt from backup withholding or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends or (c) the IRS has notified me that I am no longer subject to backup withholding.

     Certification Instructions - You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting of interest or dividends on your tax return. MUTUAL FUND SHARES ARE NOT DEPOSITS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION, NOR ARE THEY INSURED BY THE FDIC. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


                  N O T   P A R T   O F   T H E   P R O S P E C T U S

     [__] Exempt from backup withholding
     [__] Nonresident alien (Form W-8 attached) ______________________
                                                COUNTRY OF CITIZENSHIP

     ---------------------------------------------------------------------------
     AUTHORIZED SIGNATURE               TITLE                         DATE

     ---------------------------------------------------------------------------
     AUTHORIZED SIGNATURE               TITLE                         DATE


11.  FOR AUTHORIZED DEALER USE ONLY (Please Print)

     We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Account Information Form and agree to notify the Transfer Agent of any purchases made under a Letter of Intent or Right of Accumulation. If this Account
     Information Form includes a Telephone Exchange Privilege authorization, a Telephone Redemption Privilege authorization or an Automatic Withdrawal Plan request, we guarantee the signature(s) above.

     ---------------------------------------------------------------------------
     DEALER'S NAME                                          DEALER NUMBER

     ---------------------------------------------------------------------------
     MAIN OFFICE ADDRESS                                    BRANCH NUMBER

     ---------------------------------------------------------------------------
     REPRESENTATIVE'S NAME                                  REP. NUMBER
                                                        (   )
     ---------------------------------------------------------------------------
     BRANCH ADDRESS                                         TELEPHONE NUMBER

     ---------------------------------------------------------------------------
     AUTHORIZED SIGNATURE OF DEALER             TITLE                   DATE


12.  ADDITIONAL ACCOUNT STATEMENTS (Please Print)

     In addition to myself and my representative, please send copies of my account statements to:

     -----------------------------------------  --------------------------------
     NAME                                       NAME

     -----------------------------------------  --------------------------------
     ADDRESS                                    ADDRESS

     -----------------------------------------  --------------------------------
     CITY, STATE, ZIP CODE                      CITY, STATE, ZIP CODE


13.  SYSTEMATIC INVESTMENT PLAN

     The Systematic Investment Plan, which is available to shareholders of the Bear Stearns Funds, makes possible regularly scheduled purchases of Fund shares to allow dollar-cost averaging. The Funds' Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of a specified Bear Stearns Fund. A $250 minimum initial investment is required. This may not be used in conjunction with the Automatic Withdrawal Plan.

     Please debit $__________ from my checking account (named in Section 9) on or about the 20th of the month. Depending on the Application receipt date, the Plan may take 10 to 20 days to be in effect.

     [__] Monthly               [__] Every alternate month
     [__] Quarterly             [__] Other _______________

     $____________ into the __________________ Fund ________________Start Month.
     $100 MINIMUM

     $____________ into the __________________ Fund ________________Start Month.
     $100 MINIMUM

     $____________ into the __________________ Fund ________________Start Month.

                  N O T   P A R T   O F   T H E   P R O S P E C T U S

     $100 MINIMUM

     If you are applying for the Telephone Redemption Privilege or Systematic Investment Plan, please tape your voided check on top of our sample below.







                                [TAPE CHECK HERE]









     SERVICE ASSISTANCE                    MAILING INSTRUCTIONS

     Our knowledgeable Client Services     Mail your completed Account
     Representatives are available to      Information Form and check to:
     assist you between 8:30 a.m. and
     5:00 p.m.  Eastern Time               THE BEAR STEARNS FUNDS
     at:  1-800-447-1139                   C/O PFPC INC.
                                           P.O. BOX 8960
                                           WILMINGTON, DE  19899-8960













               N O T   P A R T   O F   T H E   P R O S P E C T U S
is $1,000, and the minimum subsequent investment is $250. The Fund in its sole discretion may accept or reject any order for purchases of Bedford Shares.

All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. Orders which are accompanied by Federal Funds, and received by the Fund by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any business day, orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

If a broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made in Federal Funds to the Fund's custodian prior to 4:00 p.m. Eastern Time, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through brokers (other than Bears Stearns or brokers who have clearing arrangements with Bear Stearns) and may be made by check (except that a check drawn on a foreign bank will not be accepted), Federal Reserve draft or by wiring Federal Funds with funds held in the brokerage accounts. Checks or Federal Reserve drafts should be made payable as follows: (1) to an investor's broker or (ii) to "The RBB Fund-Money Market Portfolio (Bedford Class)" if purchased directly from the Portfolio, and should be directed to the Transfer Agent: PFPC Inc., Attention:
The RBB

Fund-Money Market Portfolio (Bedford Class), P.O. Box 8960, Wilmington, Delaware 19899. The investor's broker is responsible for forwarding payment promptly to the Fund's custodian, PNC Bank. An investor's bank or broker may impose a charge for this service.

In the event of a purchase effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker, beneficial ownership of Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investor Account requirements.
Even if a broker does not impose a sales charge for purchases of Bedford
Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker, and this Prospectus should be read in conjunction with any information received from a broker. Shareholders whose shares are held in the street name account of a broker/dealer and who desire to transfer such shares to the street name account of another broker/dealer should contact their current broker/dealer.


A Shareholder of The Bear Stearns Funds may purchase Bedford Shares of the Portfolio in exchange for his shares of The Bear Stearns Funds. This exchange privilege is available for an investor with an existing account. See "Exchange of Shares" below.

For distribution services with respect to Bedford Shares of the Portfolio held by clients of Bear Stearns, the Fund's Distributor will pay Bear Stearns up to
 .50% of the annual average value of such accounts.


DIRECT PURCHASES. Investors may purchase the Portfolio's shares by mail by completing and signing an Account Information Form (the "Application"), a copy of which is attached to this Prospectus, and mailing it, together with a check payable to "The RBB Fund--Money Market Portfolio (Bedford Class)," to Bedford Money Market Portfolio, c/o PFPC, P.O. Box 8960, Wilmington, Delaware 19899. The check must specify the name of The RBB Fund -- Money Market Portfolio (Bedford Class). Subsequent purchases may be made by forwarding payment to the Fund's transfer agent at the foregoing address.

Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to the Fund's custodian, PNC Bank. An investor's bank or broker may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:


                      A. Telephone the Fund's transfer agent, PFPC, toll-free
         (800) 447-1139 and provide your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

                      B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to the custodian:


                                    PNC Bank, N.A.
                                    ABA-0310-0005-3.
                                    CREDIT ACCOUNT NUMBER: 86-1030-3398
                                    FROM: (name of investor)
                                    ACCOUNT NUMBER: (investor's account number
                                                  with the Portfolio)
                                    FOR PURCHASE OF: (name of the Portfolio)
                                    AMOUNT: (amount to be invested)


                      C. Complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a completed and signed Application.


For subsequent investments, an investor should follow steps A and B above.


RETIREMENT PLANS. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


                              REDEMPTION PROCEDURES

Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.

REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Shares in an Account may redeem Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC from the broker by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.


Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


REDEMPTION OF SHARES OWNED DIRECTLY. An investor may redeem any number of Shares by sending a written request to The RBB Fund Money Market Portfolio (Bedford Class), c/o PFPC, P.O. Box 8960, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, a signature guarantee is required. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

Investors may redeem or exchange shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Portfolio, the Distributor, PFPC nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers or other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

Redemption proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If redemption proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $250; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.


When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

Written redemption instructions, indicating the Portfolio from which shares are to be redeemed, and duly endorsed stock certificates, if previously issued, must be received by the transfer agent in proper form and signed exactly as the shares are registered. All signatures must be guaranteed as described above under "Redemption of Shares Owned Directly." Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Investors may obtain from the Fund or the transfer agent forms of resolutions and other documentation which have been prepared in advance to assist compliance with the Portfolio's procedures.


During times of drastic economic or market conditions, investors may experience difficulty in contacting Bear Stearns, the Distributor or the investor's broker by telephone to request a redemption of Portfolio shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used.


AUTOMATIC WITHDRAWAL. Automatic withdrawal permits investors to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly or quarterly basis if the investor has a $5,000 minimum account. An application for automatic withdrawal can be obtained from Bear Stearns, the Distributor, the investor's broker, or the transfer agent. Automatic withdrawal may be ended at any time by the investor, the Fund or the transfer agent. Shares for which certificates have been issued may not be redeemed through automatic withdrawal. Purchases of additional shares concurrently with withdrawals generally are undesirable.

ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds. During the period prior to the time Shares are redeemed, dividends on such Shares will accrue and be payable.

The Fund imposes no charge when Shares are redeemed, except as described below. The Fund reserves the right to redeem any account in the Class involuntarily, on 30 days' notice, if such account falls below $500 and during such 30-day period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

A shareholder may have redemption proceeds of $1 million or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. A transaction fee of $7.50 will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be referred to the shareholder's Bear Stearns account executive, to the investor's broker, or to the transfer agent if the shares are not held in a brokerage account.


                               EXCHANGE OF SHARES

EXCHANGE PRIVILEGE


The exchange privilege enables an investor to purchase shares of the Portfolio in exchange for shares of the other mutual funds sponsored or advised by Bear Stearns, to the extent such shares are offered for sale in the investor's state of residence. These funds have different investment objectives than the Money Market Portfolio. To use this privilege, investors should consult their account executive at Bear Stearns, their investment dealers who have sales agreements with Bear Stearns, the Distributor, the investor's broker or the Transfer Agent to determine if it is available and whether any conditions are imposed on its use.

Currently, exchanges may be made among the following portfolios (and such additional portfolios which may be added in the future):

               o Emerging Markets Debt Portfolio
               o S&P STARS Portfolio
               o Large Cap Value Portfolio
               o Small Cap Value Portfolio
               o Total Return Bond Portfolio
               o The Insiders Select Fund

To effect an exchange of Shares, exchange instructions must be given to the transfer agent in writing or by telephone. A shareholder wishing to make an exchange may do so by sending a written request to PFPC, Attention: The RBB Fund--Money Market Portfolio (Bedford Class), P.O. Box 8960, Wilmington, Delaware 19899. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate otherwise on the account application. Shareholders holding share certificates are not eligible to exchange shares of the Portfolio by phone because share certificates must accompany all exchange requests. To add this feature to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with the transfer agent. This form is available from the transfer agent. Once this election has been made, the shareholder may contact the Transfer Agent by telephone at (800) 447-1139 to request the exchange. See "Redemption Procedures--Redemption of Shares Owned Directly" for a description of the Fund's telephone transaction procedures. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to the transfer agent in writing.

If the exchanging shareholder does not currently own shares of the Portfolio or fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and the same dealer of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed as described above. To participate in the Systematic Investment Plan or establish automatic withdrawal for the new account, however, an exchanging shareholder must file a specific written request. The exchange privilege may be modified or terminated at any time, or from time to time, by the Fund on 60 days' notice to affected portfolio or fund shareholders.

Before any exchange, the investor must obtain and should review a copy of the current prospectus of the portfolio or fund into which the exchange is being made. Prospectuses may be obtained from Bear Stearns. Except in the case of Personal Retirement Plans, the Shares being exchanged must have a current value of at least $250; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the portfolio or fund into which the exchange is being made. If making an exchange to an existing account, the dollar value must equal or exceed the applicable minimum for subsequent investments. If any amount remains in the investment portfolio from which the exchange is being made, such amount must not be below the minimum account value required by the portfolio or fund.

Shares will be exchanged at the next determined public offering price. To qualify for the exchange privilege, at the time of the exchange, the investor must notify Bear Stearns, the Distributor, his investment dealer or the transfer agent. Any such qualification is subject to confirmation of the investor's holdings through a check of appropriate records. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a $5.00 fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

The exchange of shares of one portfolio or fund for shares of another is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.


REDIRECTED DISTRIBUTION OPTION.

The Redirected Distribution Option enables a shareholder to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Portfolio in shares of another portfolio of the Fund or a fund advised or sponsored by Bear Stearns of which the shareholder is an investor. Shares of the other portfolio or fund will be purchased at the then current public offering price; however, a sales load may be charged with respect to investments in shares of a portfolio or fund sold with a sales load. If the shareholder is investing in a fund that charges a sales load, such shareholder may qualify for share prices which do not include the sales load or which reflect a reduced sales load.


This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of each class of the Portfolio for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holiday falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value for each class of the Fund is calculated by adding the value of the proportionate interest of the class in the securities, cash and other assets of the Portfolio, deducting the actual and accrued liabilities of such class and dividing the result by the number of outstanding shares of the class. The net asset value per share of each class of a portfolio is determined independently of any of the Fund's other classes.


The Fund seeks to maintain for the Portfolio a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

With the approval of the Board of Directors, the Portfolio may use a pricing service, bank or broker dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.



MANAGEMENT
--------------------------------------------------------------------------------


BOARD OF DIRECTORS


The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two separate investment portfolios. The Class represents interests in the Fund's Money Market Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER


PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for the Portfolio. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for the Portfolio. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly-owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

As investment adviser to the Portfolio, PIMC manages such Portfolio and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolio, and maintains the Portfolio's financial accounts and records. PNC Bank, as sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for the Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


For the services provided to and expenses assumed by it for the benefit of the Money Market Portfolio, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for the Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolio (subject to certain adjustments). Such sub-advisory fees have no effect on the advisory fees payable by the Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to the Portfolio. Any such arrangement would have no effect on the advisory fees payable by the Portfolio to PIMC.


For the Fund's fiscal year ended August 31, 1997, the Fund paid investment advisory fees aggregating .22% of the average daily net assets of the Money Market Portfolio. For that same year, PIMC waived approximately .15% of average daily net assets of the Money Market Portfolio.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolio. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements".

DISTRIBUTOR

Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Fund pursuant to a distribution agreement and various supplements thereto (the "Distribution Agreement").


EXPENSES


The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based on the relative net assets of the investment portfolios at the time such expenses were accrued. The Bedford Class of the Fund pays its own distribution fees, and may pay a different share than other classes of the Fund of other expenses (excluding advisory and custodial fees) if these expenses are actually incurred in a different amount by the Bedford Class or if it receives different services.

The investment adviser may assume expenses of the Portfolio from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of lowering a Portfolio's expense ratio and of increasing yield to investors.

For the Fund's fiscal year ended August 31, 1997, the Fund's total expenses were 1.12% of the average daily net assets with respect to the Class of the Money Market Portfolio (not taking into account waivers and reimbursements of .15%).

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

The Board of Directors of the Fund approved and adopted the Distribution Agreement and separate Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .60% of the average daily net assets of the Class on an annualized basis in any year. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to the Class on any day to the extent necessary to assure that the fee required to be accrued by the Class does not exceed the income of the Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

Under the Distribution Agreement and the Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Portfolio to the Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Class unless a shareholder elects otherwise.

The net investment income (not including any net short-term capital gains) earned by the Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------

The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. The Portfolio does not intend to make distributions that will be eligible for the corporate dividends received deduction.

Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.


The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Shareholders who exchange Shares representing interests in one Portfolio for Shares representing interests in another Portfolio will generally recognize capital gain or loss for federal income tax purposes.

Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock ( see "Description of Shares" in the Statement of Additional Information).

The Fund offers multiple classes of shares in the Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of common stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's Distributor by calling 1-800-888- 9723 to request more information concerning other classes available.

THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEDFORD SHARES OF THE MONEY MARKET PORTFOLIO AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BEDFORD SHARES OF THE MONEY MARKET PORTFOLIO.


Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

Holders of shares of the Portfolio will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


OTHER INFORMATION
--------------------------------------------------------------------------------


REPORTS AND INQUIRIES

Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139.

THE
BEAR STEARNS
FUNDS


235 Park Avenue
New York, New York 10167
1-800-766-4111



MONEY MARKET
PORTFOLIO


INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania

TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P
Philadelphia, Pennsylvania

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                       BEAR STEARNS MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION




                  This Statement of Additional Information provides supplementary information pertaining to shares of a class (the "Bedford Shares" or the "Shares") representing interests in the Money Market Portfolio (the "Portfolio") of The RBB Fund, Inc. (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with The RBB Fund Money Market Portfolio (Bedford Shares) Prospectus of the Fund, dated December 1, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.


                                   CONTENTS


                                                                    Prospectus
                                                           Page        Page
                                                           ----     ----------
General..............................................        2            1
Investment Objectives and Policies...................        2         6,10
Directors and Officers...............................       14          N/A
Investment Advisory, Distribution and
  Servicing Arrangements.............................       18        22,25
Portfolio Transactions...............................       23          N/A
Purchase and Redemption Information..................       25           12
Valuation of Shares..................................       25           22
Performance Information..............................       27          N/A
Taxes................................................       29           26
Additional Information Concerning Fund
  Shares.............................................       33           27
Miscellaneous........................................       36          N/A
Financial Statements.................................       47          N/A
Appendix.............................................      A-1          N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to shares of the class of common stock of the Fund (the "Class") representing interests in the Money Market Portfolio of the Fund. The Class is offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES


                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolio. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.


ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to the Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.


                  The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Portfolio may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Portfolio has such commitments outstanding, the Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or other liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. The Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio at any time before the maturity of the underlying

Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


                  The Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.


                  The Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Either such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.


                  MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note is backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds that are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.



                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.


                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.


                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. The Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs, payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or
(4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market Portfolio of securities that are rated by only one Rating Organization or that are Unrated Securities.

                  ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities (including, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  The Portfolio may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS


                  The Money Market Portfolio may not:


                                    (1)  borrow money, except from banks for
         temporary purposes and for reverse repurchase agreements and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);


                                    (2)  purchase securities of any one issuer,
         other than securities issued or guaranteed by the U.S.

         Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

                                   (3)  purchase securities on margin, except
         for short-term credit necessary for clearance of portfolio transactions;


                                   (4)  underwrite securities of other issuers,
         except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                                   (5)  make short sales of securities or
         maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                                   (6)  purchase or sell real estate, provided
         that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                                   (7)  purchase or sell commodities or
         commodity contracts;


                                   (8)  invest in oil, gas or mineral
         exploration or development programs;


                                   (9)  make loans except that the Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                                   (10) purchase any securities issued by any
         other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                                   (11) make investments for the purpose of
         exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                           (a)     Purchase any securities other than Money-
Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                           (b)     Purchase any securities which would cause, at
the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                           (c)     Invest more than 5% of its total assets
(taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.

                  With respect to limitation (b) above concerning industry concentration (applicable to the Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Portfolio.

                  1. The Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.


                  2. The Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.



                             DIRECTORS AND OFFICERS


                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:



                            POSITION WITH             PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE    FUND                      DURING PAST FIVE YEARS
------------------------    -------------             ----------------------

*Arnold M. Reichman - 49    Director                  Senior Managing Director,
466 Lexington Avenue                                  Chief Operating Officer
New York, NY  10017                                   and Assistant Secretary,
                                                      Warburg Pincus Asset
                                                      Management, Inc.;
                                                      Executive Officer of
                                                      Counsellors Securities
                                                      Inc.; Director/Trustee of
                                                      various investment
                                                      companies advised by
                                                      Warburg Pincus Asset
                                                      Management, Inc.

                            POSITION WITH             PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE    FUND                      DURING PAST FIVE YEARS
------------------------    -------------             ----------------------

**Robert Sablowsky - 58     Director                  Senior Vice President of
110 Wall Street                                       Fahnestock Co., Inc. (a
New York, NY  10005                                   registered broker-
                                                      dealer); Prior to October
                                                      1996, Executive Vice
                                                      President of Gruntal &
                                                      Co., Inc. (a registered
                                                      broker-dealer)

Francis J. McKay - 60       Director                  Since 1963, Executive
7701 Burholme Avenue                                  Vice President, Fox Chase
Philadelphia, PA  19111                               Cancer Center (biomedical
                                                      research and medical
                                                      care).

Marvin E. Sternberg - 62    Director                  Since 1974, Chairman,
937 Mt. Pleasant Road                                 Director and President,
Bryn Mawr, PA  19101                                  Moyco Industries, Inc.
                                                      (manufacturer of dental
                                                      supplies and precision
                                                      coated abrasives); since
                                                      1968, Director and
                                                      President, Mart MMM, Inc.
                                                      (formerly Montgomeryville
                                                      Merchandise Mart, Inc.)
                                                      and Mart PMM, Inc.
                                                      (formerly Pennsauken
                                                      Merchandise Mart, Inc.)
                                                      (shopping centers); and
                                                      since 1975, Director and
                                                      Executive Vice President,
                                                      Gellucap Mfg. Co., Inc.
                                                      (manufacturer of
                                                      disposable headwear).

Julian A. Brodsky - 63      Director                  Director and Vice
1234 Market Street                                    Chairman, since 1969
16th Floor                                            Comcast Corporation
Phila., PA  19107-3723                                (cable television and
                                                      communications);
                                                      Director, Comcast
                                                      Cablevision of
                                                      Philadelphia (cable
                                                      television and
                                                      communications) and
                                                      Nextel (wireless
                                                      communications).

                            POSITION WITH             PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE    FUND                      DURING PAST FIVE YEARS
------------------------    -------------             ----------------------

Donald van Roden - 72       Director and              Self-employed
1200 Old Mill Lane          Chairman of the           businessman.  From
Wyomissing, PA  19610       Board                     February 1980 to March
                                                      1987, Vice Chairman,
                                                      SmithKline Beecham
                                                      Corporation
                                                      (pharmaceuticals);
                                                      Director AAA Mid-Atlantic
                                                      (auto service); Director,
                                                      Keystone Insurance Co.

Edward J. Roach - 73        President and             Certified Public
Suite 100                   Treasurer                 Accountant; Vice Chairman
Bellevue Park                                         of the Board, Fox Chase
Corporate Center                                      Cancer Center; Trustee
400 Bellevue Parkway                                  Emeritus, Pennsylvania
Wilmington, DE  19809                                 School for the Deaf;
                                                      Trustee Emeritus,
                                                      Immaculata College;
                                                      President or Vice
                                                      President and Treasurer
                                                      of various investment
                                                      companies advised by PNC
                                                      Bank Institutional
                                                      Management Corporation;
                                                      Director, The Bradford
                                                      Funds, Inc.

Morgan R. Jones - 58        Secretary                 Chairman, the law firm of
Drinker Biddle &                                      Drinker Biddle & Reath
Reath LLP                                             LLP; Director, Rocking
1345 Chestnut Street                                  Horse Child Care Centers
Philadelphia, PA  19107-                              of America, Inc.
3496


* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.



                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.


                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor, and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:


                                                 DIRECTORS' COMPENSATION


                                                        PENSION OR
                                                        RETIREMENT                                     TOTAL COMPENSATION
                                AGGREGATE               BENEFITS ACCRUED     ESTIMATED ANNUAL          FROM REGISTRANT AND
                                COMPENSATION FROM       AS PART OF FUND      BENEFITS UPON             FUND COMPLEX1 PAID
NAME OF PERSON/ POSITION        REGISTRANT              EXPENSES             RETIREMENT                TO DIRECTORS
------------------------        -----------------       ----------------     ----------------          -------------------

Julian A. Brodsky,                 $16,000                      N/A                    N/A                  $16,000
Director
Francis J. McKay,                  $19,000                      N/A                    N/A                  $19,000
Director
Arnold M. Reichman,                $  0                         N/A                    N/A                  $   0
Director
Robert Sablowsky,                  $ 8,000                      N/A                    N/A                  $ 8,000
Director
Marvin E. Sternberg,               $19,000                      N/A                    N/A                  $19,000
Director
Donald van Roden,                  $24,000                      N/A                    N/A                  $24,000
Director and Chairman

----------------------

1 A FUND COMPLEX MEANS TWO OR MORE INVESTMENT COMPANIES THAT HOLD THEMSELVES OUT TO INVESTORS AS RELATED COMPANIES FOR PURPOSES OF INVESTMENT AND INVESTOR SERVICES, OR HAVE A COMMON INVESTMENT ADVISER OR HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER OF ANY OTHER INVESTMENT COMPANIES.




On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee) pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolio's adviser, PNC Bank, National Association ("PNC Bank"), the Portfolio's sub-adviser and the Fund's custodian, PFPC Inc. ("PFPC"), the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to the Portfolio and also renders administrative services to the Portfolio pursuant to separate investment advisory agreements and PNC Bank renders sub-advisory services to the Portfolio pursuant to separate Sub-Advisory Agreement. The Sub-Advisory Agreement is dated August 16, 1988. The advisory agreement relating to the Portfolio is dated August 16, 1988. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

                    FEES PAID
                      (AFTER
                    WAIVERS AND
PORTFOLIO        REIMBURSEMENTS)      WAIVERS      REIMBURSEMENTS
---------        ---------------      -------      --------------
Money Market        $5,366,431       $3,603,130        $469,986
Portfolio


                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

                   FEES PAID
                     (AFTER
                   WAIVERS AND
PORTFOLIO       REIMBURSEMENTS)      WAIVERS       REIMBURSEMENTS
---------       ---------------      -------       --------------
Money Market       $4,174,375      $3,527,715         $342,158
Portfolio


                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:


                   FEES PAID
                    (AFTER
                  WAIVERS AND
PORTFOLIO       REIMBURSEMENTS)      WAIVERS       REIMBURSEMENTS
---------       ---------------      -------       --------------
Money Market      $2,274,697       $2,589,832          $12,047
Portfolio



                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers; (g) organizational costs; (h) fees to the investment adviser, sub-adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolios' investment adviser or Distributor;
(j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees;
(o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Fund; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Bedford Class of the Portfolio pays its own distribution fees and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if these expenses are actually incurred in a different amount by the Bedford Class or if it receives different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved on July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market Portfolio by shareholders of the Portfolio at a special meeting held December 22, 1989, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. The Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. The Advisory Agreement terminates automatically in the event of assignment thereof.


                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Portfolio (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.


                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Bedford Class pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems Shares of the Portfolio, (b) addresses and mails all communications by the Portfolio to record owners of Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of the Shares. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of the Class (the "Distribution Agreement"), and the Plan of Distribution for the Class (the "Plan"), which was adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of the Class. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of the Portfolio based on a percentage of the amounts invested by their customers.

                  The Plan was approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors").


                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  During the year ended August 31, 1997, the Fund paid distribution fees to the Fund's Distributor under the Plan for the Class of the Money Market Portfolio, in the aggregate amount of $6,570,720 of which $6,447,204, was paid to dealers with whom the Distributor had entered into sales agreements, and $123,516, was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. During the same period, the Distributor waived no distribution fees for the Class of the Money Market Portfolio. The Fund believes that such Plan may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plan by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plan by virtue of his position with Fahnestock Co., Inc.



                             PORTFOLIO TRANSACTIONS


                  The Portfolio intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that the Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because the Portfolio intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.


                  Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for the Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.


                  The Fund is required to identify any securities of its regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolios, held the following securities:

         PORTFOLIO            SECURITY                         VALUE
         ---------            --------                         -----
Money Market Portfolio        Bear Stearns Companies,          $105,000,000
                              Inc. Commercial Paper

Money Market Portfolio        Bear Stearns Companies,          $ 20,000,000
                              Inc. Corporate Obligation



                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

                  Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by adding the value of the proportionate interest of a class in the Portfolio's cash, securities, and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value per share of each class of the Fund is determined independently of each other class. The Portfolio's "net assets" equal the value of the

Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern
Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time) on each Business Day. "Business Day" means each weekday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Veterans' Day and Columbus Day.


                  The Fund calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.


                             PERFORMANCE INFORMATION

                  The Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for the Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  The annualized yield for the seven-day period ended August 31, 1997 for the Bedford Class of the Money Market Portfolio, before waivers was as follows:



                                                       TAX-EQUIVALENT
                                                           YIELD
                                      EFFECTIVE          (ASSUMES A
PORTFOLIO                YIELD          YIELD          FEDERAL INCOME
---------                -----          -----         TAX RATE OF 28%)
                                                      ----------------
Money Market             4.60%          4.71%               N/A


                  The annualized yield for the seven-day period ended August 31, 1997 for the Bedford Class of the Money Market Portfolio after waivers was as follows:


                                                       TAX-EQUIVALENT
                                                            YIELD
                                       EFFECTIVE         (ASSUMES A
PORTFOLIO               YIELD            YIELD         FEDERAL INCOME
---------               -----            -----        TAX RATE OF 28%)
                                                      ----------------
Money Market            4.75%            4.86%              N/A


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of the Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of a portfolio's securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.


                  The yields on certain obligations, including the money market instruments in which the Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.


                  From time to time, in advertisements or in reports to shareholders, the yields of the Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of the Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.



                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  The Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause either one of them to fail to satisfy the Asset Diversification Requirement.


                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of

0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  The Money Market Portfolio may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such stand-by commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of stand-by commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


                  Distributions of net investment income received by the Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by the Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.


                  While the Portfolio expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. The Portfolio will not have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by the Portfolio as capital gain dividends may not exceed the net capital gain of the Portfolio for any taxable year, determined by excluding any net capital loss or any net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's respective taxable year.

                  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations) to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Portfolio intends to distribute all of its taxable income currently, it does not anticipate incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES



                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro
Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money) 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class L Common Stock constitute the Bedford Class. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.


                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the n/i Numeric Investors Family, the Boston Partners Family, the Janney Montgomery Scott Money Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios; the Janney Montgomery Scott Money Funds Family and Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.


                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.


                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.


                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                          NAME AND ADDRESS                PERCENT OWNED
---------                          ----------------                -------------


Cash Preservation             Jewish Family and Children's              44.2%
Money Market Portfolio        Agency of Philadelphia
(Class G)                     Capital Campaign
                              Attn:  S. Ramm
                              1610 Spruce Street
                              Philadelphia, PA  19103

                              Dominic and Barbara Pisciotta             15.9%
                              and Successors in Trust under
                              the Dominic and Barbara
                              Pisciotta Caring Trust
                              207 Woodmere Way
                              St. Charles, MO  63303

Cash Preservation             Kenneth Farwell and Valerie               11.3%
Municipal Money Market        Farwell JTTEN
Portfolio                     3854 Sullivan
(Class H)                     St. Louis, MO  63107

                              Gary L. Lange and                         32.6%
                              Susan D. Lange JTTEN
                              1354 Shady Knoll Ct.
                              Longwood, FL  32750

                              Andrew Diederich and                       6.2%
                              Doris Diederich JTTEN
                              1003 Lindeman
                              Des Peres, MO  63131

                              Gwendolyn Haynes                           5.2%
                              2757 Geyer
                              St. Louis, MO  63104

                              Savannah Thomas Trust                      6.3%
                              200 Madison Ave.
                              Rock Hill, MD  63119

Sansom Street Money           Wasner & Co.                              32.6%
Market Portfolio              FAO Paine Webber and Managed
(Class I)                     Assets Sundry Holdings
                              Attn:  Joe Domizio
                              200 Stevens Drive
                              Lester, PA  19113

                              Saxon and Co.                             65.5%
                              FBO Paine Webber
                              P.O. Box 7780 1888
                              Philadelphia, PA  19182

PORTFOLIO                          NAME AND ADDRESS                PERCENT OWNED
---------                          ----------------                -------------


BEA International             Blue Cross & Blue Shield of                6.10%
Equity - Institutional        Massachusetts Inc.
Class                         Retirement Income Trust
(Class T)                     100 Summer Street
                              Boston, MA  02110-2106

                              Credit Suisse Private Banking              6.89%
                              Dividend Reinvest Plan
                              c/o Credit Suisse PVT PKG
                              12 E. 49th Street, 40th Fl.
                              New York, NY  10017-1028

                              Indiana University Foundation              5.49%
                              Attn: Walter L. Koon, Jr.
                              P.O. Box 500
                              Bloomington, IN  47402-0500

                              Employees Ret. Plan Marshfield             5.31%
                              Clinic
                              1000 N. Oak Avenue
                              Marshfield, WI  54449

                              State Street Bank & Trust                  5.06%
                              FBC Consumers Energy
                              DTD 3-1-1997
                              P.O. Box 1992
                              Boston, MA  02105-1992

BEA International             Bob & Co.                                 87.30%
Equity Portfolio -            P.O. Box 1809
Advisor Class (Class          Boston, MA  02105-1809
MM)

                              TRANSCORP                                 10.78%
                              FBO William E. Burns
                              P.O. Box 6535
                              Englewood, CO  80155-6535

BEA High Yield                Fidelity Investments                      15.61%
Portfolio -                   Institutional
Institutional Class           Operations Co. Inc. as Agent
(Class U)                     for Certain Employee Benefit
                              Plan
                              100 Magellan Way #KWIC
                              Covington, KY  41015-1987

                              Guenter Full Trust Michelin               17.31%
                              North America Inc.
                              Master Trust
                              P.O. Box 19001
                              Greenville, SC  29602-9001

PORTFOLIO                          NAME AND ADDRESS                PERCENT OWNED
---------                          ----------------                -------------


                              C S First Boston Pension Fund              6.15%
                              Park Avenue Plaza, 34th Floor
                              Attn: Steve Medici
                              55 E. 52nd Street
                              New York, NY  10055-0002

                              Southdown Inc. Pension Plan                9.65%
                              MAC & Co.
                              Mutual Fund Operations
                              P.O. Box 3198
                              Pittsburgh, PA  31980

                              Edward J. Demske TTEE                      5.42%
                              Miami University Foundation
                              202 Roudebush Hall
                              Oxford, OH  45056

BEA High Yield                Richard A. Wilson TTEE                    10.81%
Portfolio - Advisor           E. Francis Wilson TTEE
Class (Class OO)              The Wilson Family Trust
                              7612 March Avenue
                              West Hills, CA  91304-5232

                              Charles Schwab & Co.                      88.82%
                              Special Custody Account for the
                              Exclusive Benefit of Customers
                              101 Montgomery St.
                              San Francisco, CA 94104-4122

BEA Emerging Markets          Wachovia Bank North Carolina              26.22%
Equity Portfolio -            Trust for Carolina Power &
Institutional Class           Light Co.
(Class V)                     Supplemental Retirement Trust
                              301 N. Main Street
                              Winston-Salem, NC  27101-3819

                              Hall Family Foundation                    38.21%
                              P.O. Box 419580
                              Kansas City, MO  64141-8400

                              Arkansas Public Employees                 18.33%
                              Retirement System
                              124 W. Capitol Avenue
                              Little Rock, AR 72201-3704

BEA Emerging Markets          Charles Schwab & Co.                      22.65%
Equity Portfolio -            Special Custody Account for the
Advisor Class                 Exclusive Benefit of Customers
(Class NN)                    101 Montgomery Street
                              San Francisco, CA 94104-4175

PORTFOLIO                          NAME AND ADDRESS                PERCENT OWNED
---------                          ----------------                -------------


                              Donald W. Allgood                         72.66%
                              3106 Johannsen Dr.
                              Burlington, IA  52601-1541

BEA US Core Equity            Patterson & Co.                           43.71%
Portfolio -                   P.O. Box 7829
Institutional Class           Philadelphia, PA 19101-7829
(Class X)

                              Credit Suisse Private Banking             13.51%
                              Dividend Reinvest Plan
                              c/o Credit Suisse PVT BKG
                              12 E. 49th Street, 40th Fl.
                              New York, NY 10017-1028

                              Fleet National Bank Trust                  5.86%
                              Hospital St. Raphael
                              Malpractice
                              Attn: 1958875020
                              P.O. Box 92800
                              Rochester, NY  14692-8900

                              Werner & Pfleiderer Pension                6.98%
                              Plan Employees
                              663 E. Crescent Avenue
                              Ramsey, NJ  07446-1220

                              Washington Hebrew Congregation            11.22%
                              3935 Macomb St. NW
                              Washington, DC  20016-3799

BEA US Core Fixed             New England UFCW & Employers'             24.30%
Income Portfolio -            Pension Fund Board of Trustees
Institutional Class           161 Forbes Road, Suite 201
(Class Y)                     Braintree, MA  02184-2606

                              Patterson & Co.                            6.50%
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829

                              MAC & Co                                   5.07%
                              Mutual Funds Operations
                              P.O. Box 3198
                              Pittsburgh, PA  15230-3198

                              Fidelity Investments                       9.70%
                              Institutional
                              Operations Co. Inc. (FIIOC) as
                              Agent for Credit Suisse First
                              Boston Employee's Savings PSP
                              100 Magellan Way #KWIC
                              Covington, KY  41015-1987

PORTFOLIO                          NAME AND ADDRESS                PERCENT OWNED
---------                          ----------------                -------------


                              DCA Food Industries Inc.                   8.95%
                              100 East Grand Avenue
                              Beloit, WI  53511-6255

                              State St. Bank & Trust TTE                 6.57%
                              Fenway Holdings LLC Master
                              Trust
                              P.O. Box 470
                              Boston, MA  02102-0470

                              The Valley Foundation                      6.47%
                              c/o Enterprise Trust
                              16450 Los Gatos Boulevard
                              Suite 210
                              Los Gatos, CA  95032-5594

BEA Strategic Global          Sunkist Master Trust                      32.35%
Fixed Income Portfolio        14130 Riverside Drive
(Class Z)                     Sherman Oaks, CA  91423-2313

                              Patterson & Co.                           23.13%
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829

                              Key Trust Co. of Ohio                     18.70%
                              FBO Eastern Enterp. Collective
                              Inv. Trust
                              P.O. Box 94870
                              Cleveland, OH 44101-4870

                              Hard & Co.                                17.34%
                              Trust for Abtco Inc.
                               Retirement Plan
                              c/o Associated Bank, N.A.
                              100 W. Wisconsin Ave.
                              Neenah, WI  54956-3012

BEA Municipal Bond            William A. Marquard                       39.48%
Fund Portfolio (Class         2199 Maysville Rd.
AA)                           Carlisle, KY  40311-9716

                              Arnold Leon                               13.16%
                              c/o Fiduciary Trust Company
                              P.O. Box 3199
                              Church Street Station
                              New York, NY  10008-3199

                              Irwin Bard                                 6.51%
                              1750 North East 183rd St. North
                              Miami Beach, FL  33179-4908

PORTFOLIO                          NAME AND ADDRESS                PERCENT OWNED
---------                          ----------------                -------------


                              S. Finkelstein Family Fund                 5.01%
                              1755 York Ave., Apt. 35 BC
                              New York, NY  10128-6827

BEA Global Tele-              E. M. Warburg Pincus & Co. Inc.           17.48%
communications                466 Lexington Ave.
Portfolio - Advisor           New York, NY  10017-3140
Class (Class PP)

                              Bea Associates 401K                       11.82%
                              153 East 53rd Street
                              New York, NY  10022-4611

                              John B. Hurford                           47.62%
                              153 E. 53rd St., Flr. 57
                              New York, NY  10022-4611

n/i Numeric Investors         Charles Schwab & Co. Inc.                 15.3%
Micro Cap Fund                Special Custody Account for the
(Class FF)                    Exclusive Benefit of Customers
                              Attn: Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104

                              Public Inst. for Social Security           6.1%
                              1001 19th Street N, 16th Floor
                              Arlington, VA  22209

                              Portland General Corp.                    13.7%
                               Invest Trust
                              DTD 01/29/90
                              Attn:  William J. Valach
                              121 SW Salmon Street
                              Portland, OR  97202

                              State Street Bank and                      7.0%
                               Trust Company
                              FBO Yale Univ Ret Pln for Staff
                               Emp
                              State Street Bank & Trust Co.
                               Master TR Div
                              Attn:  Kevin Sutton
                              Solomon Williard Bldg. One
                               Enterprise Dr.
                              North Quincy, MA  02171

n/i Numeric Investors         Charles Schwab & Co. Inc.                 18.6%
Growth Fund                   Special Custody Account for the
(Class GG)                    Exclusive Benefit of Customers
                              Attn:  Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104

PORTFOLIO                          NAME AND ADDRESS                PERCENT OWNED
---------                          ----------------                -------------


                              U.S. Equity Investment                     6.5%
                              Portfolio LP
                              c/o Asset Management Advisors
                              Inc.
                              1001 N. US Hwy 1 STE 800
                              Jupiter, FL  33477

                              Portland General Corp. VEBA                5.7%
                               Plan
                              DTD 12/19/90
                              Attn:  William Valach
                              121 SW Salmon Street
                              Portland, OR  97202

                              CitiBank FSB                              18.9%
                              Sargent & Lundy Retirement
                              Trust
                              C/O CitiCorp
                              Attn:  D. Erwin Jr.
                              1410 N. West Shore Blvd.
                              Tampa, FL  33607

n/i Numerics Investors        Charles Schwab & Co. Inc.                 22.9%
Growth and Value Fund         Special Custody Account for the
(Class HH)                    Exclusive Benefit of Customers
                              Attn:  Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104

                              Chase Manhattan Bank                       6.2%
                              Collins Group Trust I
                              840 Newport Center Dr.
                              Newport Beach, CA 92660

Boston Partners Large         Dr. Janice B. Yost                        26.2%
Cap Value Fund -              Trust Mary Black Foundation
Institutional Class           Inc.
(Class QQ)                    Bell Hill-945 E. Main St.
                              Spartanburg, SC  29302

                              Saxon and Co.                             12.4%
                              FBO UJF Equity Funds
                              P.O. Box 7780-1888
                              Philadelphia, PA  19182

                              Irving Fireman's Relief & Ret              8.1%
                               Fund
                              Lou Mayfield-Chairman
                              601 N. Beltline Ste. 20
                              Irving, TX  75061

PORTFOLIO                          NAME AND ADDRESS                PERCENT OWNED
---------                          ----------------                -------------


                              John N. Brodson and                       10.0%
                               Paul A. Ebert
                              Trst Amer Coll of Surg Staf
                              Mem Ret Plan
                              55 E. Erie Street
                              Chicago, IL  60611

                              Wells Fargo Bank                          15.7%
                              Trst Stoel Rives
                              Tr 008125
                              P. O. Box 9800
                              Calabasas, CA  91308

                              Hawaiian Trust Company LTD                 6.3%
                              Trst The Estate of James
                               Campbell
                              Pension Fund
                              P.O. Box 3170
                              Honolulu, HI  96802-3170

                              Shady Side Academy Endowment              11.0%
                              423 Fox Chapel Rd.
                              Pittsburgh, PA 15238

Boston Partners Large         Fleet National Bank TTEE                   7.7%
Cap Value Fund -              Testa Hurwitz THIB
Investor Class                FBO Scott Birnbaum
(Class RR)                    P.O. Box 92800
                              Rochester, NY 14692

                              National Financial Services               25.5%
                               Corp
                              For the Exclusive Benefit of
                               our Customers
                              Attn: Mutual Funds, 5th Floor
                              200 Liberty Street I World
                              Financial Center
                              New York, NY  10281

                              Joseph P. Scherer                         10.3%
                              Rollover IRA
                              26 Embassy Ct
                              Cherry Hill, NJ  08002

                              Linda C. Brodson                           7.3%
                              Trst Linda C. Brodson Trust
                              465 Lakeside Pl
                              Highland Park, IL  60035

PORTFOLIO                          NAME AND ADDRESS                PERCENT OWNED
---------                          ----------------                -------------


                              John N. Brodson                            7.3%
                              Trust John N. Brodson Trust
                              U/A DTD 08/06/87
                              465 Lakeside Pl
                              Highland Park, IL  60035

                              Charles Schwab & Co. Inc.                 12.0%
                              Special Custody Account
                               for Bene of Cust
                              Attn:  Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104

                              Mark R. Scott                              6.1%
                              and Maryann Scott
                              JTTEN WROS
                              2543 Longmount Dr.
                              Wexford, PA 15090

Boston Partners Mid           National Financial SVCS Corp.             27.2%
Cap Value Fund                For Exclusive Bene of our
Investor Class                 Customers
(Class TT)                    Sal Vella
                              200 Liberty Street
                              New York, NY  10281

                              Charles Schwab & Co. Inc.                 32.0%
                              Special Custody Account for
                               Bene of Cust
                              Attn:  Mutual Funds
                              101 Montgomery St.
                              San Francisco, CA  94104

                              George B. Smithy, Jr.                     13.0%
                              38 Greenwood Road
                              Wellesley, MA  02181

                              John N. Brodson                            6.4%
                              Trst John N. Brodson Trust
                              U/A DTD 08/06/87
                              465 Lakeside Pl
                              Highland Park, IL  60035

                              Linda C. Brodson                           6.4%
                              Trst Linda C. Brodson Trust
                              465 Lakeside Pl
                              Highland Park, IL  60035

PORTFOLIO                          NAME AND ADDRESS                PERCENT OWNED
---------                          ----------------                -------------


Boston Partners Mid           Wells Fargo Bank Cust                      5.4%
Cap Value Fund                FBO William W. Carter
Institutional Class           IRA FIP  007430
(Class UU)                    P.O. Box 1389
                              San Carlos, CA  94070-1389

                              USNB of Oregon                            77.2%
                              Cust Jean Vollum
                              Attn:  Mutual Funds
                              P.O. Box 3168
                              Portland, OR  97208



                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


                              FINANCIAL STATEMENTS

         The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997 (the "1997 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand, L.L.P. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.

                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON HAS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                                TABLE OF CONTENTS

                                                                       PAGE


         FINANCIAL HIGHLIGHTS...........................................  6
         INVESTMENT OBJECTIVES AND
         POLICIES....................................................... 11
         INVESTMENT LIMITATIONS......................................... 22
         PURCHASE AND REDEMPTION OF
         SHARES......................................................... 25
         NET ASSET VALUE................................................ 29
         MANAGEMENT..................................................... 29
         DISTRIBUTION OF SHARES......................................... 32
         DIVIDENDS AND DISTRIBUTIONS.................................... 33
         TAXES.......................................................... 34
         DESCRIPTION OF SHARES.......................................... 36
         OTHER INFORMATION.............................................. 38





INVESTMENT ADVISER
PNC Institutional Management
Corporation
Wilmington, Delaware

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania


ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania


                                ESTABLISHED 1832


                                    JMS, INC.


PROSPECTUS
THE JANNEY
MONTGOMERY SCOTT
MONEY FUNDS


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


DECEMBER 1, 1997

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                              OF THE RBB FUND, INC.



         The Janney Montgomery Scott Money Funds consists of four classes of common stock (collectively, the "Janney Classes") of The RBB Fund, Inc. (the "Fund"), an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares of the classes (collectively, the "Janney Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (together, the "Portfolios").
The investment objectives of each investment portfolio described in this Prospectus are as follows:


         MONEY MARKET PORTFOLIO - to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.


         MUNICIPAL MONEY MARKET PORTFOLIO - to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


         GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO - to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.


         NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO - to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from the regular federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks. The New York Municipal Money Market Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


         An investor may purchase and redeem Shares of any of the Janney Classes through Janney Montgomery Scott ("JMS"). See "Purchase and Redemption of Shares."


         PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Portfolios, PNC Bank National Association ("PNC Bank") serves as sub-adviser for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and serves as custodian for the Fund. PFPC Inc. ("PFPC") serves as administrator of the Municipal Money Market and New York Municipal Money Market Portfolios and the transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.

         This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the SEC Internet Website (http://www.sec.gov).




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES

COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------
PROSPECTUS                                                     December 1, 1997

FEE TABLE

ANNUAL FUND OPERATING EXPENSES (JANNEY SHARES)


         The Fee Table below contains a summary of the annual operating expenses of the Janney Classes of the Portfolios based on expenses incurred for the fiscal year ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.

                                        MUNICIPAL    GOVERNMENT      NEW YORK
                              MONEY       MONEY     OBLIGATIONS      MUNICIPAL
                             MARKET      MARKET     MONEY MARKET   MONEY MARKET
                            PORTFOLIO   PORTFOLIO    PORTFOLIO       PORTFOLIO
                            ---------   ---------   ------------   ------------
Management Fees (after
waivers)(1).................  .22%        .04%          .30%            .02%
12b-1 Fees(1)...............  .60         .60           .60             .60
Other Expenses (after
  waivers)(1)...............  .18         .21           .10             .18
                              ---        ----          ----             ---
Total Fund Operating
  Expenses (Janney
  Classes) (after
  waivers and
  reimbursements)(1)........ 1.00%        .85%         1.00%            .80%
                             =====       ====         =====           =====


(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio, Management Fees would be .37%, .33%, .41% and .35%, respectively; Other Expenses would be .25%, .20%, .22% and .18%, respectively; and Total Fund Operating Expenses would be 1.22%, 1.13%, 1.23% and 1.13%, respectively.


EXAMPLE

         An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------


Money Market*..........................   $10        $32      $55       $122
Municipal Money Market*................   $ 9        $27      $47       $105
Government Obligations Money Market*...   $10        $32      $55       $122
New York Municipal Money Market*.......   $ 8        $26      $44       $ 99


* Other classes of these Portfolios are sold with different fees and expenses.


         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Janney Classes)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Janney Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on actual costs and fees charged to each class. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

         From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal, New York State and New York City personal income taxes at stated rates.


         The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Janney Classes will fluctuate and is not necessarily representative of future results. Any fees charged by JMS directly to their customers in connection with investments in the Janney Classes are not reflected in the yields of the Janney Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Janney Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


         The table below sets forth certain information concerning the investment results of the Janney Classes representing interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios for the periods indicated. The financial data included in this table for each of the periods ended August 31, 1997, 1996 and 1995 are part of the Fund's financial statements for each of the Portfolios, which are incorporated by reference into the Statement of Additional Information and have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants. The financial data should be read in conjunction with such financial statements and notes thereto. Further information about the performance of the Portfolios is available in the Annual Report to Shareholders. Both the Annual Report to Shareholders and the Statement of Additional Information may be obtained free of charge by calling the telephone number on page 1 of this Prospectus.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.


                             MONEY MARKET PORTFOLIO


                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                           FOR THE PERIOD
                                                                            JUNE 12, 1995
                                           FOR THE           FOR THE      (COMMENCEMENT OF
                                         YEAR ENDED        YEAR ENDED      OPERATIONS) TO
                                       AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1995
                                       ---------------   ---------------   ---------------
Net asset value, beginning of year.....    $ 1.00            $ 1.00            $ 1.00
                                           ------            ------            ------
Income from investment operations:
  Net investment income................    0.0459            0.0465            0.0112
                                           ------            ------            ------
         Total from investment
           operations..................    0.0459            0.0465            0.0112
                                           ------            ------            ------
Less distributions
  Dividends (from net investment
    income)............................   (0.0459)          (0.0465)          (0.0112)
                                           ------            ------            ------
         Total distributions...........   (0.0459)          (0.0465)          (0.0112)
                                           ------            ------            ------
Net asset value, end of year...........    $ 1.00            $ 1.00            $ 1.00
                                           ======            ======            ======
Total Return...........................     4.69%             4.76%           5.30%(b)

Ratios/Supplemental Data
  Net assets, end of year (000)........  $736,855          $561,865          $443,645
  Ratios of expenses to average
    net assets.........................   1.00%(a)          1.00%(a)       1.00%(a)(b)
  Ratios of net investment income to
    average net assets.................     4.59%             4.65%           5.04%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.22%, 1.23% and 1.23% for the years ended August 31, 1997 and 1996 and the period ended August 31, 1995, respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Class of shares within the Money Market Portfolio.


                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.

                        MUNICIPAL MONEY MARKET PORTFOLIO

                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                           FOR THE PERIOD
                                                                            JUNE 12, 1995
                                           FOR THE           FOR THE      (COMMENCEMENT OF
                                         YEAR ENDED        YEAR ENDED      OPERATIONS) TO
                                       AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1995
                                       ---------------   ---------------   ---------------
Net asset value, beginning of year...      $ 1.00           $ 1.00            $ 1.00
                                           ------           ------            ------
Income from investment operations:
  Net investment income..............      0.0285           0.0278            0.0063
                                           ------           ------            ------

         Total from investment
           operations................      0.0285           0.0278            0.0063
                                           ------           ------            ------

Less distributions
  Dividends (from net investment
    income)..........................     (0.0285)         (0.0278)          (0.0063)
                                           ------           ------            ------

         Total distributions.........     (0.0285)         (0.0278)          (0.0063)
                                           ------           ------            ------

Net asset value, end of year.........      $ 1.00           $ 1.00            $ 1.00
                                           ======           ======            ======

Total Return.........................       2.89%            2.81%           2.87%(b)

Ratios/Supplemental Data
  Net assets, end of year (000)......    $108,826          $89,428          $113,256

  Ratios of expenses to average
    net assets.......................    0.85%(a)          0.94%(a)       1.00%(a)(b)

  Ratios of net investment income to
    average net assets...............      2.85%             2.78%           2.83%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.13%, 1.23% and 1.30% for the years ended August 31, 1997 and 1996 and the period ended August 31, 1995, respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Class of shares within the Municipal Money Market Portfolio.


                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                              FOR THE PERIOD
                                                                                               JUNE 12, 1995
                                                     FOR THE                FOR THE          (COMMENCEMENT OF
                                                   YEAR ENDED             YEAR ENDED          OPERATIONS) TO
                                                 AUGUST 31, 1997        AUGUST 31, 1996       AUGUST 31, 1995
                                                 ---------------        ---------------       ---------------

Net asset value, beginning of year..........         $ 1.00                $ 1.00                 $ 1.00
                                                     ------                ------                 ------
Income from investment operations:
  Net investment income.....................         0.0447                0.0456                 0.0109
                                                     ------                ------                 ------
         Total from investment
           operations.......................         0.0447                0.0456                 0.0109
                                                     ------                ------                 ------
Less distributions
  Dividends (from net investment
    income).................................        (0.0447)              (0.0456)               (0.0109)
                                                     ------                ------                 ------
         Total distributions................        (0.0447)              (0.0456)               (0.0109)
                                                     ------                ------                 ------
Net asset value, end of year................         $ 1.00                $ 1.00                 $ 1.00
                                                     ======                ======                 ======
Total Return................................          4.56%                 4.66%                5.03%(b)

Ratios/Supplemental Data
  Net assets, end of year (000).............        $352,950             $306,757               $302,585

  Ratios of expenses to average
    net assets..............................        1.00%(a)             1.00%(a)             1.00%(a)(b)

  Ratios of net investment income to
    average net assets......................          4.47%                 4.56%                4.91%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.23%, 1.25% and 1.28% for the years ended August 31, 1997 and 1996 and the period ended August 31, 1995, respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Class of shares within the Government Obligations Money Market Portfolio.



                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.

                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                              FOR THE PERIOD
                                                                                               JUNE 9, 1995
                                                     FOR THE                FOR THE          (COMMENCEMENT OF
                                                   YEAR ENDED             YEAR ENDED          OPERATIONS) TO
                                                 AUGUST 31, 1997        AUGUST 31, 1996       AUGUST 31, 1995
                                                 ---------------        ---------------       ---------------


Net asset value, beginning of year..........          $ 1.00                $ 1.00                 $ 1.00
                                                      ------                ------                 ------
Income from investment operations:
  Net investment income.....................          0.0276                0.0262                 0.0062
                                                      ------                ------                 ------

         Total from investment
           operations.......................          0.0276                0.0262                 0.0062
                                                      ------                ------                 ------

Less distributions
  Dividends (from net investment
    income).................................         (0.0276)              (0.0262)               (0.0062)
                                                      ------                ------                 ------

         Total distributions................         (0.0276)              (0.0262)               (0.0062)
                                                      ------                ------                 ------

Net asset value, end of year................          $ 1.00                $ 1.00                 $ 1.00
                                                      ======                ======                 ======
Total Return................................           2.80%                 2.65%                2.72%(b)

Ratios/Supplemental Data
  Net assets, end of year (000).............         $30,442               $20,032                $14,671

  Ratios of expenses to average
    net assets..............................         .80%(a)               .93%(a)             1.00%(a)(b)

  Ratios of net investment income to
    average net assets......................          2.76%                  2.62%                2.68%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the New York Municipal Money Market Portfolio would have been 1.13%, 1.25% and 1.28% for the years ended August 31, 1997 and 1996 and the period ended August 31, 1995, respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Class of shares within the New York Municipal Money Market Portfolio.




INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------
                             MONEY MARKET PORTFOLIO


         The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." There is no assurance that the Portfolio will achieve its investment objective. The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests.

         BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.

         Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian
counterpart   of  a  U.S.   corporation,   and  in  Europaper,   which  is  U.S.
dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

         VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


         U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.


         ASSET-BACKED SECURITIES. The Portfolio may invest in asset- backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset- backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a Portfolio will generally be at lower rates than the rates on the prepaid obligations.

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

         GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

         MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


         WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two highest rating categories by one or more Rating Organizations ("Rating Organizations") (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Ratings Services ("S&P"), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.


         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies- -Illiquid Securities" in the Statement of Additional Information.


                        MUNICIPAL MONEY MARKET PORTFOLIO


         The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax- Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Portfolio will be achieved.


         MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

         The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


         Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

         TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution).

Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.


         WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis as described under "Investment Objectives and Policies--Money Market Portfolio-- When-Issued Securities."

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio as described under "Investment Objectives and Policies- -Money Market Portfolio--Stand-By Commitments."

         ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio--Eligible Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.

         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities as described under "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities " and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

         The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal. There is no assurance that the investment objective of the Portfolio will be achieved.

         Due to fluctuations in interest rates, the market values of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities may vary. Certain government securities held by the Portfolio may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a more complete description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions and to meet redemptions. For a more complete description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio-- Reverse Repurchase Agreements."

         MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. Mortgage- related securities consist of mortgage loans which are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. The Fund may also acquire asset-backed securities as described under "Investment Objectives and Policies--Money Market Portfolio--Asset-Backed Securities."

         LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities as described under "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO


         The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 days or less ("short-term obligations"). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.

         MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--
Municipal Money Market Portfolio--Municipal Obligations."

         Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

         Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax- Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

         TAX-EXEMPT DERIVATIVE SECURITIES. The Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a more complete description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

         WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis as described under "Investment Objectives and Policies--Money Market Portfolio--
When-Issued Securities."

         STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market Portfolio--Stand-By Commitments."


         TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so.

Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's Investors Service, Inc. ("Moody's") or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.

         ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines. For a more complete description of eligible securities, see "Investment Objectives and Policies-- Money Market Portfolio--Eligible Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.

         SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security than a diversified portfolio. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio would be mitigated by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities.

         The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.


         Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York Municipal Obligations and consequently, the net asset value of the Portfolio's shares. Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

         ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities as described under "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities " and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------
         The Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios' respective investment objectives and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolios may not, however, change the following investment limitations (except as noted) without such a vote of their respective shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


         The Portfolios may not borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of a Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Portfolio's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of a Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

         The Money Market and Municipal Money Market Portfolios may not:

                  1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Portfolio, except that up to 25% of the value of a Portfolio's total assets may be invested without regard to such 5% limitation.

         The Money Market Portfolio may not:

                  1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                  2. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.


         So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three Business Days (as defined below). "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

         The Municipal Money Market Portfolio may not:

                  1. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in obligations at the time of purchase to be invested in issuers in the same industry.

         In addition, without shareholder approval, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.


         The Government Obligations Money Market Portfolio may not:

                  1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                  2. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

         The New York Municipal Money Market Portfolio may not:


                  1. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.


         In addition, without shareholder approval, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.



PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
                               PURCHASE PROCEDURES

         GENERAL. Janney Shares are sold without a sales load on a continuous basis. Investors may purchase Janney Shares through an account maintained by the investor with JMS ("the Account"). The Fund in its sole discretion may accept or reject any order for purchases of Janney Shares.


         All payments for initial and subsequent investments should be in U.S. dollars. JMS is responsible for the prompt transmission of the order to the Fund's transfer agent. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order from JMS and the Fund's custodian has Federal

Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received by JMS. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by PFPC by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

         PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with JMS through procedures established in connection with the requirements of Accounts at JMS. In such event, beneficial ownership of Janney Shares will be recorded by JMS and will be reflected in the Account statements provided by JMS to such investors. JMS may impose minimum investment Account requirements. Although JMS does not impose a sales charge for purchases of Janney Shares, depending on the terms of an investor's Account with JMS, JMS may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from JMS, and this Prospectus should be read in conjunction with any information received from JMS.


         JMS may offer investors the ability to purchase Janney Shares under an automatic purchase program (a "Purchase Program") established by it. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account with JMS automatically invested in Shares of Janney Class designated by the investor as the "Primary Janney Class" for his Purchase Program. The frequency of investments and the minimum investment requirement may be established by JMS and the Fund. In addition, JMS may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular JMS's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to JMS. A participant in a Purchase Program may change the designation of the Primary Janney Class at any time by so instructing JMS.

         If JMS makes special arrangements under which orders for Janney Shares are received by PFPC prior to 12:00 noon Eastern Time, and the JMS guarantees that payment for such Shares will be made in available Federal Funds to the Fund's custodian prior to the close of regular trading on the NYSE, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.


                              REDEMPTION PROCEDURES

         Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


         REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Janney Shares through an Account may redeem Janney Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting JMS. It is the responsibility of JMS to transmit purchase and redemption orders to PFPC and credit its investors' accounts with the redemption proceeds on a timely basis. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.


         JMS will also redeem each day a sufficient number of Shares of the Primary Janney Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Janney Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

         JMS reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


         REDEMPTION BY CHECK. The Fund provides investors with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to JMS. JMS will then arrange for the checks to be honored by PNC Bank. Investors who own Janney Shares through an Account should contact JMS for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

         When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

         ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

         The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in a Janney Class involuntarily, on thirty days' notice, if such account falls below $500 and during such thirty day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

NET ASSET VALUE
--------------------------------------------------------------------------------


         The net asset value per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value per share of each class is calculated by adding the proportionate interest of each class in the value of the securities, cash and other assets of the Portfolio, subtracting the accrued and actual liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value per share of each class of the Fund is determined independently of any of the Fund's other classes.


     The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

         With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


MANAGEMENT
--------------------------------------------------------------------------------
BOARD OF DIRECTORS


         The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two investment portfolios. Each of the Janney Classes represents interests in one of the following portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER


         PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly-owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.


         As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.

         For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

         For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

         PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to the Portfolios for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.

         For the Fund's fiscal year ended August 31, 1997, the Fund paid investment advisory fees aggregating .22% of the average net assets of the Money Market Portfolio, .04% of the average net assets of the Municipal Money Market Portfolio, .30% of the average net assets of the Government Obligations Money Market Portfolio and .02% of the average net assets of the New York Municipal Money Market Portfolio. For that same year, PIMC waived approximately .15%,
 .29%, .11% and .33% of the average net assets of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


ADMINISTRATOR


         PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Janney Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements").


EXPENSES


         The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. The Janney Classes of the Fund pay their own distribution fees and may pay a different share than other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Janney Classes or if they receive different services.

         The investment adviser may assume expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of lowering yield to investors.

         For the Fund's fiscal year ended August 31, 1997, the Fund's total expenses were 1.22% of the average net assets with respect to the Janney Class of the Money Market Portfolio (not taking into account waivers and reimbursements of .22%), were 1.13% of the average net assets with respect to the Janney Class of the Municipal Money Market Portfolio (not taking into account waivers and reimbursements of .28%), were 1.23% of the average net assets with respect to the Janney Class of the Government Obligations Money Market Portfolio (not taking into account waivers and reimbursements of .23%) and were 1.14% of the average net assets with respect to the Janney Class of the New York Municipal Money Market Portfolios (not taking into account waivers and reimbursements of .34%).



DISTRIBUTION OF SHARES


         The Board of Directors of the Fund approved and adopted the Distribution Agreements and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule

12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Janney Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Janney Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Agreements, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Janney Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

         Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Janney Class the fee agreed to under the relevant Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Janney Class unless a shareholder elects otherwise.

         The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.



TAXES
--------------------------------------------------------------------------------
         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.


         Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term or other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

         The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 28% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Investors should additionally be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

         Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

         The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

         An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

         Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal and state income tax consequences described above.



DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


         The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

         The Fund offers multiple classes of shares in each of its Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888- 9723 to request more information concerning other classes available.

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE JANNEY CLASSES OF THE MONEY MARKET, MUNICIPAL MONEY MARKET, GOVERNMENT OBLIGATIONS MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE JANNEY CLASSES OF THESE PORTFOLIOS.


         Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

         The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

         Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

         As of November 15, 1997, to the Fund's knowledge, no person held of record beneficially 25% or more of the outstanding shares of all of the classes of the Fund.



OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to Janney Montgomery Scott, 1801 Market Street, Philadelphia, PA 19103-1675; toll free 1-800-JANNEYS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       JANNEY MONTGOMERY SCOTT MONEY FUNDS
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Janney Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Janney Montgomery Scott Money Funds Prospectus of the Fund dated December 1, 1997, (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.


                                    CONTENTS


                                                                     PROSPECTUS
                                                         PAGE           PAGE
                                                         ----        ----------
General......................................              2               1
Investment Objectives and Policies...........              2              11
Directors and Officers.......................             36             N/A
Investment Advisory, Distribution
  and Servicing Arrangements.................             40           29,32
Portfolio Transactions.......................             47             N/A
Purchase and Redemption Information..........             49              29
Valuation of Shares..........................             49              25
Performance Information......................             51             N/A
Taxes........................................             53              34
Additional Information Concerning
  Fund Shares................................             58              36
Miscellaneous................................             61             N/A
Financial Statements.........................             73             N/A
Appendix.....................................            A-1             N/A



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL



                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Janney Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Janney Classes are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal

Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market, Municipal Money Market and New York Municipal Money Market Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market, Municipal Money Market or New York Municipal Money Market Portfolios has such commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when issued" securities will not exceed 25% of the value of a Portfolio's total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. These Portfolios' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.


                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

                  MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.


                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.


                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the

Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the

FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Money Market and Government Obligations Money Market Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs, payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.


                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.


                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2," by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or
(b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities;
(3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one Rating Organization or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS. Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

                  STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

                  State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. According to data published by the U.S. Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher than the national rate.

                  There can be no assurance that the State economy will not experience worse-than-predicted results in the 1997-1998 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  STATE BUDGET. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all monies and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

                  The State's budget for the 1997-98 fiscal year was adopted by the Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for State- supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and was based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year (the "1997-98 State Financial Plan"). In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. There can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

                  The adopted 1997-98 budget projected an increase in General Fund disbursements of $1.7 billion or 5.2 percent over

1996-97 levels. The General Fund's average annual growth rate over the last three fiscal years was approximately 1.2 percent. State Funds disbursements (excluding federal grants) are projected to increase by 5.4 percent from the 1996-97 fiscal year. All Governmental Funds projected disbursements increase by
7.0 percent over the 1996-97 fiscal year.

                  The 1997-98 State Financial Plan is projected to be balanced on a cash basis. The Financial Plan projections include a reserve for future needs of $530 million. As compared to the Governor's Executive Budget as amended in February 1997, the State's adopted budget for 1997-98 increased General Fund spending by $1.7 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-98 fiscal year, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, re- estimates of social service, fringe benefit and other spending, and certain non-recurring resources.

                  The 1997-98 adopted budget includes multi-year reductions, including a State-funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. These reductions are intended to reduce the overall level of State and local taxes in New York and to improve the State's competitive position vis-a-vis other states. The various elements of the State and local tax and assessments reductions have little or no impact on the 1997-98 State Financial Plan, and do not begin to materially affect the outyear projections until the State's 1999-2000 fiscal year.

                  The Division of the Budget estimates that the 1997-98 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $270 million (or 0.7 percent of total General Fund receipts). These include the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance is composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.

                  The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the financial plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results, however, could differ materially and adversely from the projections set forth in the 1997-98 State Financial Plan, and those projections may be changed materially and adversely from time to time.

                  In the past, the State has taken management actions and made use of internal sources to address potential State financial plan shortfalls, and the Division of Budget believes it could take similar actions should variances occur in its projections for the current fiscal year.

                  In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

                  Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in New York State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

                  On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000-

2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2001 State fiscal year could grow to nearly $12 billion.

                  RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

                  Total General Fund receipts and transfers from other funds in the 1997-98 fiscal year are projected to be $35.09 billion, an increase of over $2 billion or approximately 6% from the $33.04 billion recorded in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected at $34.60 billion, an increase of $1.7 billion or approximately 5% from the total in the prior fiscal year.

                  The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1997 showed a total equity balance in its combined governmental funds of $826 million, reflecting assets of $15.87 billion and liabilities of $15.04 billion.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of its authorities and public benefit corporations ("Authorities"). Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

                  In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which were to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year, it was required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

                  On January 13, 1992, Standard & Poor's Ratings Services ("S&P") reduced its ratings on the State's general obligation bonds from A to A-and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. See Appendix "A" for an explanation of bond ratings. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

                  The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding bond anticipation notes) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of $311 million in certificates of participation (including costs of issuance, reserve funds and other costs) during the State's 1997-98 fiscal year for equipment purchases. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

                  Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $1.9 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects.

                  In the 1997 legislative session, the Legislature also approved two new authorizations for lease-purchase and contractual obligation financings. An aggregate $425 million was authorized for four public authorities for the Community Enhancement Facility Program for economic development purposes. The Legislature also authorized the issuance of up to $40 million to finance the expansion and improvement of facilities at the Albany County airport.

                  Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $749.6 million for the 1996-97 fiscal year, and are estimated to be $720.9 million for the 1997-98 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $329.5 million for the 1996-97 fiscal year, and are estimated to be $329.6 million for the 1997-98 fiscal year. State lease-purchase and contractual-obligation payments were $1.74 billion in fiscal year 1996-97, and are estimated to be $2.21 billion in fiscal year 1997-98.

                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) an action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (7) challenges to certain aspects of petroleum business taxes; (8) an action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for disabled children; (11) an action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non- Indian consumers on Indian reservations; and (12) a challenge to the constitutionality of Clean Water/Clean Air Bond Act.

                  Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal year 1996-97, $193 million in fiscal year 1997-98, peaking at $241 million in fiscal year 1998- 99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF DELAWARE V. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain monies held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the 1996-97 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $364 million, of which $134 million is expected to be paid during the 1997-98 fiscal year.

                  Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1996, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $75.4 billion, only a portion of which constitutes State-supported or State-related debt.

                  Authorities are generally supported by revenues generated by the projects they finance or operate, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

                  For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

                  In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. Moody's ratings of City bonds were revised in November 1981 from B (in effect since
1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

                  New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1997, MAC had outstanding an aggregate of approximately $4.267 billion of its bonds. MAC is authorized to issue bonds and notes to refund its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through the 1997 fiscal year in the event the City fails to provide such financing.


                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.


                  The most recent quarterly modification to the City's financial plan for the 1997 fiscal year, which was submitted to the Control Board on June 10, 1997 (the "1997 Modification"), projected a balanced budget in accordance with GAAP for the 1997 fiscal year, after taking into account an increase in projected tax revenues of $1.2 billion during the 1997 fiscal year and a discretionary prepayment in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years.

                  On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and the City University of New York and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The financial plan included increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the financial plan reflected the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and included actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap-closing actions included (i) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan also set forth projections for the 1999 through 2001 fiscal years and projected gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan assumed approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the 1998-2001 Financial Plan assumed will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan also assumed (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenues of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the costs containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the 1998-2001 Financial Plan but was not provided for in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan reflected the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The 1998-2001 Financial Plan provided no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.

                  Since the preparation of the 1998-2001 Financial Plan, the State has adopted its budget for the 1997-1998 fiscal year. The State budget (1) enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; (2) provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State-funded tax relief program which begins a year later than reflected in the financial plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year.

                  Although the City has maintained balanced budgets in each of its last sixteen fiscal years and is projected to achieve balanced operating results for the 1997 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998- 2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

                  The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

                  Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

                  The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

                  The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing.

The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

                  Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

                  Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

                  Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and that was largely continued in 1997. Twenty-eight municipalities are scheduled to share in more than $32 million in targeted unrestricted aid allocated in the 1997-98 State budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in New York State other than New York City was approximately $19 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units, other than New York City, authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

                  From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.

INVESTMENT LIMITATIONS


                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal
Money Market Portfolio may:


                                    (1) borrow money, except from banks for
         temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

                                    (2) purchase securities of any one issuer,
         other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                                    (3) purchase securities on margin, except
         for short-term credit necessary for clearance of portfolio transactions;


                                    (4) underwrite securities of other issuers,
         except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                                    (5) make short sales of securities or
         maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                                    (6) purchase or sell real estate, provided
         that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                                    (7) purchase or sell commodities or
         commodity contracts;

                                    (8) invest in oil, gas or mineral
         exploration or development programs;

                                    (9) make loans except that a Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                                    (10) purchase any securities issued by any
         other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                                    (11) make investments for the purpose of
         exercising control or management.

                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.


                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.


                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                                    1. The Money Market Portfolio will limit its
         purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.


                                    2. The Money Market Portfolio will limit its
         purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                                    3. The Money Market Portfolio will limit its
         purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                                    1. The Municipal Money Market Portfolio will
         not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                                    1. Purchase securities other than U.S.
         Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.


                                    2. Borrow money, except from banks for
         temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)


                                    3. Act as an underwriter.

                                    4. Make loans except that the Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:


                           (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);


                           (2) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;


                           (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal

         Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                           (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (6) purchase or sell commodities or commodity contracts;

                           (7) invest in oil, gas or mineral exploration or development programs;

                           (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                           (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (10) make investments for the purpose of exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                           1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:


                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
*Arnold M. Reichman -49             Director            Senior Managing
466 Lexington  Avenue                                   Director, Chief
New York, NY 10017                                      Operating Officer and
                                                        Assistant Secretary,
                                                        Warburg Pincus Asset
                                                        Management, Inc.;
                                                        Director and Executive
                                                        Officer of Counsellors
                                                        Securities Inc.;
                                                        Director/Trustee of
                                                        various investment
                                                        companies advised by
                                                        Warburg Pincus Asset
                                                        Management, Inc.

**Robert Sablowsky -58              Director            Senior Vice President,
110 Wall Street                                         Fahnestock Co., Inc.
New York, NY 10005                                      (a registered broker-
                                                        dealer); Prior to
                                                        October 1996,
                                                        Executive Vice
                                                        President of Gruntal &
                                                        Co., Inc. (a
                                                        registered broker-
                                                        dealer).

Francis J. McKay -60                Director            Since 1963, Executive
7701 Burholme Avenue                                    Vice President, Fox
Philadelphia, PA 19111                                  Chase Cancer Center
                                                        (biomedical research
                                                        and medical care).

                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
Marvin E. Sternberg -62             Director            Since 1974, Chairman,
937 Mt. Pleasant Road                                   Director and
Bryn Mawr, PA  19010                                    President, Moyco
                                                        Industries, Inc.
                                                        (manufacturer of
                                                        dental supplies and
                                                        precision coated
                                                        abrasives); since
                                                        1968, Director and
                                                        President, Mart MMM,
                                                        Inc. (formerly
                                                        Montgomeryville
                                                        Merchandise Mart Inc.)
                                                        and Mart PMM, Inc.
                                                        (formerly Pennsauken
                                                        Merchandise Mart,
                                                        Inc.) (shopping
                                                        centers); and since
                                                        1975, Director and
                                                        Executive Vice
                                                        President, Cellucap
                                                        Mfg. Co., Inc.
                                                        (manufacturer of
                                                        disposable headwear).

Julian A. Brodsky -63               Director            Director and Vice
1234 Market Street                                      Chairman since 1969,
16th Floor                                              Comcast Corporation
Philadelphia, PA 19107-3723                             (cable television and
                                                        communications);
                                                        Director, Comcast
                                                        Cablevision of
                                                        Philadelphia (cable
                                                        television and
                                                        communications) and
                                                        Nextel (wireless
                                                        communications).

Donald van Roden -72                Director            Self-employed
1200 Old Mill Lane                  and                 businessman.  From
Wyomissing, PA  19610               Chairman            February 1980 to March
                                    of the              1987, Vice Chairman,
                                    Board               SmithKline Beecham
                                                        Corporation
                                                        (pharmaceuticals);
                                                        Director, AAA Mid-
                                                        Atlantic (auto service);
                                                        Director, Keystone
                                                        Insurance Co.

                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
Edward J. Roach -73                 President           Certified Public
Suite 100                           and                 Accountant; Vice
Bellevue Park                       Treasurer           Chairman of the Board,
Corporate Center                                        Fox Chase Cancer
400 Bellevue Parkway                                    Center; Trustee
Wilmington, DE  19809                                   Emeritus, Pennsylvania
                                                        School for the Deaf;
                                                        Trustee Emeritus,
                                                        Immaculata College;
                                                        President or Vice
                                                        President and Treasurer
                                                        of various investment
                                                        companies advised by PNC
                                                        Institutional Management
                                                        Corporation; Director,
                                                        The Bradford Funds, Inc.

Morgan R. Jones -58                 Secretary           Chairman of the law
Drinker Biddle & Reath LLP                              firm of Drinker Biddle
1345 Chestnut Street                                    & Reath LLP; Director,
Philadelphia, PA 19107-3496                             Rocking Horse Child
                                                        Care Centers of
                                                        America, Inc.


----------------------
* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor, and Mr. Sablowsky, who is considered to be an affiliated person $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:

                             DIRECTORS' COMPENSATION

                                                                                  TOTAL
                                            PENSION OR                            COMPENSATION
                          AGGREGATE         RETIREMENT          ESTIMATED         FROM REGISTRANT
                          COMPENSATION      BENEFITS ACCRUED    ANNUAL            AND FUND
NAME OF PERSON/           FROM              AS PART OF FUND     BENEFITS UPON     COMPLEX 1 PAID TO
POSITION                  REGISTRANT        EXPENSES            RETIREMENT        DIRECTORS
------------------        ------------      ---------------     -------------     ----------------
Julian A. Brodsky,          $16,000              N/A                N/A              $16,000
Director
Francis J. McKay,           $19,000              N/A                N/A              $19,000
Director
Arnold M. Reichman,         $     0              N/A                N/A              $     0
Director
Robert Sablowsky,           $ 8,000              N/A                N/A              $ 8,000
Director
Marvin E. Sternberg,        $19,000              N/A                N/A              $19,000
Director
Donald van Roden,           $24,000              N/A                N/A              $24,000
Director and Chairman

----------------------
1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

                  On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees

(currently Edward J. Roach and one other employee), pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolios' adviser, PNC Bank, National Association ("PNC Bank"), the sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. Pursuant to the Sub-Advisory Agreements, PNC Bank is entitled to receive an annual fee from PIMC calculated at the annual rate of 75% of the advisory fees received by PIMC on behalf of the Money Market, Government Obligations Money Market and Municipal Money Market Portfolios. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

                             FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market Portfolio       $5,366,431          $3,603,130           $469,986

Municipal Money Market       $  201,095          $1,269,553           $ 14,921
Portfolio

Government Obligations
Money Market Portfolio       $1,774,123          $  647,063           $404,193

New York Municipal Money
Market Portfolio                $21,831          $  324,917           $      0


                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

                             FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market Portfolio       $4,174,375          $3,527,715          $342,158

Municipal Money Market       $  190,687          $1,218,973          $ 17,576
Portfolio

Government Obligations
Money Market Portfolio       $1,638,662          $  671,811          $406,954

New York Municipal Money
Market Portfolio             $    2,709          $  268,017          $      0


                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

                             FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market Portfolio      $2,274,697            $2,589,832        $12,047

Municipal Money Market      $   67,752            $1,041,321        $11,593
Portfolio

Government Obligations      $  780,122            $  398,363        $     0
Money Market Portfolio

New York Municipal          $        0            $  187,660        $12,656
Money Market Portfolio

                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers; (g) organizational costs; (h) fees paid to the investment adviser, sub-adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolios' investment adviser or Distributor; (j) taxes; (k) interest;
(l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Fund; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Fund; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Janney Montgomery Scott Classes of the Fund pay their own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Janney Montgomery Scott Classes or if they receive different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989. The Advisory Agreement was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

PORTFOLIO                    FEES PAID       WAIVERS         REIMBURSEMENTS
---------                    ---------       -------         --------------
Municipal Money Market      $448,548           $0                $0
Portfolio

New York Municipal          $ 99,071           $0                $0
Money Market Portfolio


                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                             FEES PAID
                              (AFTER
PORTFOLIO                     WAIVERS)       WAIVERS         REIMBURSEMENTS
---------                    ---------       -------         --------------
Municipal Money Market        $428,209       $     0              $0
Portfolio

New York Municipal Money      $ 67,204       $10,146              $0
Market Portfolio


                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:


                             FEES PAID
                              (AFTER
PORTFOLIO                     WAIVERS)       WAIVERS         REIMBURSEMENTS
---------                    ---------       -------         --------------
Municipal Money Market        $321,790       $ 6,233              $0
Portfolio

New York Municipal Money      $  8,960       $44,657              $0
Market Portfolio


                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's

Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Janney Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Janney Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Janney Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Janney Classes, (collectively, the "Distribution Agreements") and separate Plans of Distribution for each of the Janney Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Janney Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans was approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Janney Class under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Janney Class; and (4) while the Plans remain in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  During the year or period ended August 31, 1997, the Fund paid distribution fees to the Fund's Distributor under the Plans for the Janney Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government

Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio in the aggregate amounts of $3,911,049, $598,266, $2,020,104 and $180,563, respectively. Of those amounts $3,845,765, $589,295, $1,986,436 and
$177,553, respectively, was paid to dealers with whom the Fund's Distributor had entered into dealer agreements, and $65,284, $9,971, $33,668, and $3,010, respectively, was retained by the Distributor and used to pay certain advertising and promotion, printing, postage, legal fees, travel and entertainment, sales and marketing and administrative expenses. The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc.



                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.


                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such

Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.


                  The Fund is required to identify any securities of its regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolios, held the following securities:

PORTFOLIO             SECURITY                    VALUE
---------             --------                    -----
Money Market          Bear Stearns Companies,     $105,000,000
Portfolio             Inc. Commercial Paper

Money Market          Bear Stearns Companies,     $ 20,000,000
Portfolio             Inc. Corporate Obligation


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of a class in the Portfolio's cash, securities, and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of the Fund is determined independently of the other classes of the Fund. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. Each Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.


                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.


                             PERFORMANCE INFORMATION


                  Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven- calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  The annualized yield for the seven (7) day period ended August 31, 1997 for the Janney Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio before waivers was as follows:

                                                                 TAX-EQUIVALENT
                                                                     YIELD
                                                                   (ASSUMES A
                                              EFFECTIVE          FEDERAL INCOME
PORTFOLIO                    YIELD              YIELD           TAX RATE OF 28%)
---------                    -----              -----           ----------------
Money Market                 4.57%              4.67%                   N/A

Municipal Money Market       2.39%              2.42%                 3.32%

Government Obligations       4.51%              4.61%                   N/A
Money Market

New York Municipal           2.34%              2.37%                 3.25%
Money Market


                  The annualized yield for the seven-day period ended August 31, 1997 for the Janney Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio after waivers was as follows:

                                                                 TAX-EQUIVALENT
                                                                     YIELD
                                                                   (ASSUMES A
                                              EFFECTIVE          FEDERAL INCOME
PORTFOLIO                    YIELD              YIELD           TAX RATE OF 28%)
---------                    -----              -----           ----------------
Money Market                 4.72%               4.83%                N/A%

Municipal Money Market       2.67%               2.70%               3.71%

Government Obligations       4.62%               4.72%                 N/A
Money Market

New York Municipal           2.67%               2.70%               3.71%
Money Market


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.


                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication thaT monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.



                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.


                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.


                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such stand-by commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of stand-by commitments that differ materially from the transaction described in Rev. Rul. 82- 144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.


                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as

Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap) 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as

Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class Janney Money Market Common Stock, Class Janney Municipal Money Market Common Stock, Class Janney Government Obligations Money Market Common Stock and Class Janney New York Municipal Money Market Common Stock constitute the Janney Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Numeric Investors Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family and the Janney Montgomery Scott Money Family represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non- money market portfolios, and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families (collectively, the "Additional Families") represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.


                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                NAME AND ADDRESS                       PERCENT OWNED
---------                ----------------                       -------------
Cash Preservation        Jewish Family and Children's           44.2%
Money Market Portfolio   Agency of Philadelphia
(Class G)                Capital Campaign
                         Attn:  S. Ramm
                         1610 Spruce Street
                         Philadelphia, PA  19103

                         Dominic and Barbara Pisciotta          15.9%
                         and Successors in Trust under
                         the Dominic and Barbara
                         Pisciotta Caring Trust
                         207 Woodmere Way
                         St. Charles, MO  63303

Cash Preservation        Kenneth Farwell and Valerie            11.3%
Municipal Money Market   Farwell JTTEN
Portfolio                3854 Sullivan
(Class H)                St. Louis, MO  63107

                         Gary L. Lange and                      32.6%
                         Susan D. Lange JTTEN
                         1354 Shady Knoll Ct.
                         Longwood, FL  32750

                         Andrew Diederich and                    6.2%
                         Doris Diederich JTTEN
                         1003 Lindeman
                         Des Peres, MO  63131

                         Gwendolyn Haynes                        5.2%
                         2757 Geyer
                         St. Louis, MO  63104

                         Savannah Thomas Trust                   6.3%
                         200 Madison Ave.
                         Rock Hill, MD  63119

PORTFOLIO                NAME AND ADDRESS                       PERCENT OWNED
---------                ----------------                       -------------
Sansom Street Money      Wasner & Co.                           32.6%
Market Portfolio         FAO Paine Webber and Managed
(Class I)                Assets Sundry Holdings
                         Attn:  Joe Domizio
                         200 Stevens Drive
                         Lester, PA  19113

                         Saxon and Co.                          65.5%
                         FBO Paine Webber
                         P.O. Box 7780 1888
                         Philadelphia, PA  19182

BEA International        Blue Cross & Blue Shield of             6.10%
Equity - Institutional   Massachusetts Inc.
Class                    Retirement Income Trust
(Class T)                100 Summer Street
                         Boston, MA  02110-2106

                         Credit Suisse Private Banking           6.89%
                         Dividend Reinvest Plan
                         c/o Credit Suisse PVT PKG
                         12 E. 49th Street, 40th Fl.
                         New York, NY  10017-1028

                         Indiana University Foundation           5.49%
                         Attn: Walter L. Koon, Jr.
                         P.O. Box 500
                         Bloomington, IN  47402-0500

                         Employees Ret. Plan Marshfield          5.31%
                         Clinic
                         1000 N. Oak Avenue
                         Marshfield, WI  54449

                         State Street Bank & Trust               5.06%
                         FBC Consumers Energy
                         DTD 3-1-1997
                         P.O. Box 1992
                         Boston, MA  02105-1992

BEA International        Bob & Co.                              87.30%
Equity Portfolio -       P.O. Box 1809
Advisor Class (Class     Boston, MA  02105-1809
MM)

                         TRANSCORP                              10.78%
                         FBO William E. Burns
                         P.O. Box 6535
                         Englewood, CO  80155-6535

PORTFOLIO                NAME AND ADDRESS                       PERCENT OWNED
---------                ----------------                       -------------
BEA High Yield           Fidelity Investments                   15.61%
Portfolio -              Institutional
Institutional Class      Operations Co. Inc. as Agent
(Class U)                for Certain Employee Benefit
                         Plan
                         100 Magellan Way #KWIC
                         Covington, KY  41015-1987

                         Guenter Full Trust Michelin            17.31%
                         North America Inc.
                         Master Trust
                         P.O. Box 19001
                         Greenville, SC  29602-9001

                         C S First Boston Pension Fund           6.15%
                         Park Avenue Plaza, 34th Floor
                         Attn: Steve Medici
                         55 E. 52nd Street
                         New York, NY  10055-0002

                         Southdown Inc. Pension Plan             9.65%
                         MAC & Co.
                         Mutual Fund Operations
                         P.O. Box 3198
                         Pittsburgh, PA  31980

                         Edward J. Demske TTEE                   5.42%
                         Miami University Foundation
                         202 Roudebush Hall
                         Oxford, OH  45056

BEA High Yield           Richard A. Wilson TTEE                 10.81%
Portfolio - Advisor      E. Francis Wilson TTEE
Class (Class OO)         The Wilson Family Trust
                         7612 March Avenue
                         West Hills, CA  91304-5232

                         Charles Schwab & Co.                   88.82%
                         Special Custody Account for the
                         Exclusive Benefit of Customers
                         101 Montgomery St.
                         San Francisco, CA 94104-4122

BEA Emerging Markets     Wachovia Bank North Carolina           26.22%
Equity Portfolio -       Trust for Carolina Power &
Institutional Class      Light Co.
(Class V)                Supplemental Retirement Trust
                         301 N. Main Street
                         Winston-Salem, NC  27101-3819

PORTFOLIO                NAME AND ADDRESS                       PERCENT OWNED
---------                ----------------                       -------------
                         Hall Family Foundation                 38.21%
                         P.O. Box 419580
                         Kansas City, MO  64141-8400

                         Arkansas Public Employees              18.33%
                         Retirement System
                         124 W. Capitol Avenue
                         Little Rock, AR 72201-3704

BEA Emerging Markets     Charles Schwab & Co.                   22.65%
Equity Portfolio -       Special Custody Account for the
Advisor Class            Exclusive Benefit of Customers
(Class NN)               101 Montgomery Street
                         San Francisco, CA 94104-4175

                         Donald W. Allgood                      72.66%
                         3106 Johannsen Dr.
                         Burlington, IA  52601-1541

BEA US Core Equity       Patterson & Co.                        43.71%
Portfolio -              P.O. Box 7829
Institutional Class      Philadelphia, PA 19101-7829
(Class X)

                         Credit Suisse Private Banking          13.51%
                         Dividend Reinvest Plan
                         c/o Credit Suisse PVT BKG
                         12 E. 49th Street, 40th Fl.
                         New York, NY 10017-1028

                         Fleet National Bank Trust               5.86%
                         Hospital St. Raphael
                         Malpractice
                         Attn: 1958875020
                         P.O. Box 92800
                         Rochester, NY  14692-8900

                         Werner & Pfleiderer Pension             6.98%
                         Plan Employees
                         663 E. Crescent Avenue
                         Ramsey, NJ  07446-1220

                         Washington Hebrew Congregation         11.22%
                         3935 Macomb St. NW
                         Washington, DC  20016-3799

BEA US Core Fixed        New England UFCW & Employers'          24.30%
Income Portfolio -       Pension Fund Board of Trustees
Institutional Class      161 Forbes Road, Suite 201
(Class Y)                Braintree, MA  02184-2606

PORTFOLIO                NAME AND ADDRESS                       PERCENT OWNED
---------                ----------------                       -------------
                         Patterson & Co.                         6.50%
                         P.O. Box 7829
                         Philadelphia, PA  19101-7829

                         MAC & Co                                5.07%
                         Mutual Funds Operations
                         P.O. Box 3198
                         Pittsburgh, PA  15230-3198

                         Fidelity Investments                    9.70%
                         Institutional
                         Operations Co. Inc. (FIIOC) as
                         Agent for Credit Suisse First
                         Boston Employee's Savings PSP
                         100 Magellan Way #KWIC
                         Covington, KY  41015-1987

                         DCA Food Industries Inc.                8.95%
                         100 East Grand Avenue
                         Beloit, WI  53511-6255

                         State St. Bank & Trust TTE              6.57%
                         Fenway Holdings LLC Master
                         Trust
                         P.O. Box 470
                         Boston, MA  02102-0470

                         The Valley Foundation                   6.47%
                         c/o Enterprise Trust
                         16450 Los Gatos Boulevard
                         Suite 210
                         Los Gatos, CA  95032-5594

BEA Strategic Global     Sunkist Master Trust                   32.35%
Fixed Income Portfolio   14130 Riverside Drive
(Class Z)                Sherman Oaks, CA  91423-2313

                         Patterson & Co.                        23.13%
                         P.O. Box 7829
                         Philadelphia, PA  19101-7829

                         Key Trust Co. of Ohio                  18.70%
                         FBO Eastern Enterp. Collective
                         Inv. Trust
                         P.O. Box 94870
                         Cleveland, OH 44101-4870

PORTFOLIO                NAME AND ADDRESS                       PERCENT OWNED
---------                ----------------                       -------------
                         Hard & Co.                             17.34%
                         Trust for Abtco Inc.
                          Retirement Plan
                         c/o Associated Bank, N.A.
                         100 W. Wisconsin Ave.
                         Neenah, WI  54956-3012

BEA Municipal Bond       William A. Marquard                    39.48%
Fund Portfolio (Class    2199 Maysville Rd.
AA)                      Carlisle, KY  40311-9716

                         Arnold Leon                            13.16%
                         c/o Fiduciary Trust Company
                         P.O. Box 3199
                         Church Street Station
                         New York, NY  10008-3199

                         Irwin Bard                              6.51%
                         1750 North East 183rd St. North
                         Miami Beach, FL  33179-4908

                         S. Finkelstein Family Fund              5.01%
                         1755 York Ave., Apt. 35 BC
                         New York, NY  10128-6827

BEA Global Tele-         E. M. Warburg Pincus & Co. Inc.        17.48%
communications           466 Lexington Ave.
Portfolio - Advisor      New York, NY  10017-3140
Class (Class PP)

                         Bea Associates 401K                    11.82%
                         153 East 53rd Street
                         New York, NY  10022-4611

                         John B. Hurford                        47.62%
                         153 E. 53rd St., Flr. 57
                         New York, NY  10022-4611

n/i Numeric Investors    Charles Schwab & Co. Inc.              15.3%
Micro Cap Fund           Special Custody Account for the
(Class FF)               Exclusive Benefit of Customers
                         Attn: Mutual Funds
                         101 Montgomery Street
                         San Francisco, CA  94104

                         Public Inst. for Social Security        6.1%
                         1001 19th Street N, 16th Floor
                         Arlington, VA  22209

PORTFOLIO                NAME AND ADDRESS                       PERCENT OWNED
---------                ----------------                       -------------
                         Portland General Corp.                 13.7%
                          Invest Trust
                         DTD 01/29/90
                         Attn:  William J. Valach
                         121 SW Salmon Street
                         Portland, OR  97202

                         State Street Bank and                   7.0%
                          Trust Company
                         FBO Yale Univ Ret Pln for Staff
                          Emp
                         State Street Bank & Trust Co.
                          Master TR Div
                         Attn:  Kevin Sutton
                         Solomon Williard Bldg. One
                          Enterprise Dr.
                         North Quincy, MA  02171

n/i Numeric Investors    Charles Schwab & Co. Inc.              18.6%
Growth Fund              Special Custody Account for the
(Class GG)               Exclusive Benefit of Customers
                         Attn:  Mutual Funds
                         101 Montgomery Street
                         San Francisco, CA  94104

                         U.S. Equity Investment                  6.5%
                         Portfolio LP
                         c/o Asset Management Advisors
                         Inc.
                         1001 N. US Hwy 1 STE 800
                         Jupiter, FL  33477

                         Portland General Corp. VEBA             5.7%
                          Plan
                         DTD 12/19/90
                         Attn:  William Valach
                         121 SW Salmon Street
                         Portland, OR  97202

                         CitiBank FSB                           18.9%
                         Sargent & Lundy Retirement
                         Trust
                         C/O CitiCorp
                         Attn:  D. Erwin Jr.
                         1410 N. West Shore Blvd.
                         Tampa, FL  33607

PORTFOLIO                NAME AND ADDRESS                       PERCENT OWNED
---------                ----------------                       -------------
n/i Numeric Investors    Charles Schwab & Co. Inc.              22.9%
Growth and Value Fund    Special Custody Account for the
(Class HH)               Exclusive Benefit of Customers
                         Attn:  Mutual Funds
                         101 Montgomery Street
                         San Francisco, CA  94104

                         Chase Manhattan Bank                    6.2%
                         Collins Group Trust I
                         840 Newport Center Dr.
                         Newport Beach, CA 92660

Boston Partners Large    Dr. Janice B. Yost                     26.2%
Cap Value Fund -         Trust Mary Black Foundation
Institutional Class      Inc.
(Class QQ)               Bell Hill-945 E. Main St.
                         Spartanburg, SC  29302

                         Saxon and Co.                          12.4%
                         FBO UJF Equity Funds
                         P.O. Box 7780-1888
                         Philadelphia, PA  19182

                         Irving Fireman's Relief & Ret           8.1%
                          Fund
                         Lou Mayfield-Chairman
                         601 N. Beltline Ste. 20
                         Irving, TX  75061

                         John N. Brodson and                    10.0%
                          Paul A. Ebert
                         Trst Amer Coll of Surg Staf
                         Mem Ret Plan
                         55 E. Erie Street
                         Chicago, IL  60611

                         Wells Fargo Bank                       15.7%
                         Trst Stoel Rives
                         Tr 008125
                         P. O. Box 9800
                         Calabasas, CA  91308

                         Hawaiian Trust Company LTD              6.3%
                         Trst The Estate of James
                          Campbell
                         Pension Fund
                         P.O. Box 3170
                         Honolulu, HI  96802-3170

PORTFOLIO                NAME AND ADDRESS                       PERCENT OWNED
---------                ----------------                       -------------
                         Shady Side Academy Endowment           11.0%
                         423 Fox Chapel Rd.
                         Pittsburgh, PA 15238

Boston Partners Large    Fleet National Bank TTEE                7.7%
Cap Value Fund -         Testa Hurwitz THIB
Investor Class           FBO Scott Birnbaum
(Class RR)               P.O. Box 92800
                         Rochester, NY 14692

                         National Financial Services            25.5%
                          Corp
                         For the Exclusive Benefit of
                          our Customers
                         Attn: Mutual Funds, 5th Floor
                         200 Liberty Street I World
                         Financial Center
                         New York, NY  10281

                         Joseph P. Scherer                      10.3%
                         Rollover IRA
                         26 Embassy Ct
                         Cherry Hill, NJ  08002

                         Linda C. Brodson                        7.3%
                         Trst Linda C. Brodson Trust
                         465 Lakeside Pl
                         Highland Park, IL  60035

                         John N. Brodson                         7.3%
                         Trust John N. Brodson Trust
                         U/A DTD 08/06/87
                         465 Lakeside Pl
                         Highland Park, IL  60035

                         Charles Schwab & Co. Inc.              12.0%
                         Special Custody Account
                          for Bene of Cust
                         Attn:  Mutual Funds
                         101 Montgomery Street
                         San Francisco, CA  94104

                         Mark R. Scott                           6.1%
                         and Maryann Scott
                         JTTEN WROS
                         2543 Longmount Dr.
                         Wexford, PA 15090

PORTFOLIO                NAME AND ADDRESS                       PERCENT OWNED
---------                ----------------                       -------------
Boston Partners Mid      National Financial SVCS Corp.          27.2%
Cap Value Fund           For Exclusive Bene of our
Investor Class            Customers
(Class TT)               Sal Vella
                         200 Liberty Street
                         New York, NY  10281

                         Charles Schwab & Co. Inc.              32.0%
                         Special Custody Account for
                          Bene of Cust
                         Attn:  Mutual Funds
                         101 Montgomery St.
                         San Francisco, CA  94104

                         George B. Smithy, Jr.                  13.0%
                         38 Greenwood Road
                         Wellesley, MA  02181

                         John N. Brodson                         6.4%
                         Trst John N. Brodson Trust
                         U/A DTD 08/06/87
                         465 Lakeside Pl
                         Highland Park, IL  60035

                         Linda C. Brodson                        6.4%
                         Trst Linda C. Brodson Trust
                         465 Lakeside Pl
                         Highland Park, IL  60035

Boston Partners Mid      Wells Fargo Bank Cust                   5.4%
Cap Value Fund           FBO William W. Carter
Institutional Class      IRA FIP  007430
(Class UU)               P.O. Box 1389
                         San Carlos, CA  94070-1389

                         USNB of Oregon                         77.2%
                         Cust Jean Vollum
                         Attn:  Mutual Funds
                         P.O. Box 3168
                         Portland, OR  97208


                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank
Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                              FINANCIAL STATEMENTS

         The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997 (the "1997 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand L.L.P. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

PROSPECTUS

THE BETA FAMILY


MONEY MARKET PORTFOLIO

----------------------
MUNICIPAL
MONEY MARKET PORTFOLIO

----------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

----------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO





                                                               DECEMBER 1, 1997

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                                TABLE OF CONTENTS
                                                              PAGE

INTRODUCTION...................................................  3
FINANCIAL HIGHLIGHTS...........................................  7
INVESTMENT OBJECTIVES AND POLICIES.............................  7
PURCHASE AND REDEMPTION OF SHARES.............................. 24
NET ASSET VALUE................................................ 30
MANAGEMENT..................................................... 30
DISTRIBUTION OF SHARES......................................... 33
DIVIDENDS AND DISTRIBUTIONS.................................... 34
TAXES.......................................................... 34
DESCRIPTION OF SHARES.......................................... 36
OTHER INFORMATION.............................................. 38



                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware


                                     COUNSEL
                           Drinker Biddle & Reath LLP
                           Philadelphia, Pennsylvania


                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                 THE BETA FAMILY
                                       OF
                               THE RBB FUND, INC.


         The Beta Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares of the classes (collectively, the "Beta Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (together, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:


                           MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.


                           MUNICIPAL MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


                           GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO -- to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                           NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO -- to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                  The New York Municipal Money Market Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.

                  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                  An investor may purchase and redeem Shares of any of the Theta classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Portfolios, PNC Bank, National Association ("PNC Bank") serves as sub-adviser for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub- adviser, and serves as custodian for the Fund. PFPC Inc. ("PFPC") serves as administrator of the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the Internet Web Site (http://www.sec.gov).


                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     December 1, 1997

                                  INTRODUCTION



                  The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Beta Classes") offered by this Prospectus represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.


                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.


                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from federal, New York State and New York

City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.

                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


                  The Portfolios' investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub- adviser, and serves as custodian to the Fund. PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


                  An investor may purchase and redeem Shares of any ofthe Beta Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Beta Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

FEE TABLE


ESTIMATED ANNUAL FUND OPERATING EXPENSES (BETA CLASSES)
(as a percentage of average daily net assets)

                  The Fee Table below contains a summary of the annual operating expenses of the Beta Classes based on expenses expected to be incurred for the current fiscal period, as a percentage of average daily net assets. An example based on the summary is also shown.



                                                                                     GOVERNMENT        NEW YORK
                                                                  MUNICIPAL          OBLIGATIONS       MUNICIPAL
                                            MONEY MARKET        MONEY MARKET        MONEY MARKET     MONEY MARKET
                                              PORTFOLIO           PORTFOLIO           PORTFOLIO        PORTFOLIO
                                              ---------           ---------           ---------        ---------
Management Fees (after
  waivers)(1)................................    .22%               .04%                .30%             .02%
12b-1 Fees...................................    .53                .56                 .56              .52
Other Expenses...............................    .22                .25                 .115             .28
                                                 ---                ---                 ----             ---
Total Fund Operating
  Expenses
  (after waivers)(1).........................    .97%               .85%                .975%            .80%
                                                 ====               ====                =====            ====

(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio, Management Fees would be .37%, .33%, .41% and .35%, respectively, and Total Fund Operating Expenses would be 1.12%, 1.14%, 1.09% and 1.13%, respectively.



EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                          1 YEAR   3 YEAR   5 YEARS  10 YEARS
                                          ------   ------   -------  --------
Money Market*.............................  $10      $31      $54      $119
Municipal Money Market*...................  $ 9      $27      $47      $105
Government Obligations Money Market*......  $10      $31      $54      $120
New York Municipal Money Market*..........  $ 8      $25      $44      $ 99


*   Other classes of these Portfolios are sold with different fees and expenses.


                  The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Beta Classes)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Beta Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on estimated costs and estimated fees expected to be charged to the Beta Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal, New York State and New York City personal income taxes at stated rates.


                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Beta Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Beta Classes are not reflected in the yields of the Beta Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Beta Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."


                              FINANCIAL HIGHLIGHTS

                  No financial data is supplied for the Portfolios because, as of the date of this Prospectus, the Portfolios had no performance history.


                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO


                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests. There is no assurance that the investment objective of the Money Market Portfolio will be achieved.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating symbols are described in the Appendix to the Statement of

Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.


                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.


                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S.

Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.


                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a portfolio will generally be at lower rates than the rates on the prepaid obligations.

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").


                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.


                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two (2) highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Rating Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, and variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Money Market Portfolio may not:

                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.


                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)


                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.


                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO


                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved.


                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.



                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio, as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."


                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio-- Eligible Securities."


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.

                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Municipal Money Market Portfolio may not:


                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.


                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                  3. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in the obligations at the time of purchase of issuers in the same industry.


                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                           1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government Obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                  Due to fluctuations in interest rates, the market value of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities may vary. Certain government securities held by the Portfolio may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved.


                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."


                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements."

                  MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. The Portfolio may also acquire asset-backed securities as described under "Investment Objectives and Policies -- Money Market Portfolio -- Asset-Backed Securities."


                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.

                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The following investment limitations may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                  3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.



                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO


                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market
Portfolio--Municipal Obligations."


                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax- Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated. The Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.


                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies -- Municipal Money Market Portfolio -- Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies -- Money Market Portfolio -- When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies -- Money Market Portfolio -- Stand-By Commitments."

                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's Investor Service, Inc. ("Moody's") or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.

                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities." For a more complete description of eligible securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Eligible Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.

                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security than a diversified portfolio. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities.

                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems, which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.


                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years.

These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Portfolio's shares. Some of the significant financial considerations relating to the order Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.

                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The New York Municipal Money Market Portfolio may not:


                           1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)


                  2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                           1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES


                  GENERAL. Beta Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Beta Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Beta Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by PFPC by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.



                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Beta Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investment Account requirements. Even if a broker does not impose a sales charge for purchases of Beta Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker, and this Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker and who desire to transfer such shares to the street name account of another broker should contact their current broker.


                  A broker may offer investors maintaining Accounts the ability to purchase Beta Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Beta Class designated by the investor as the "Primary Beta Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Beta Class at any time by so instructing his broker.


                  If a broker makes special arrangements under which orders for Beta Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made available in Federal Funds to the Fund's custodian prior to the close of regular trading on the NYSE, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Beta Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Beta Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Beta Family" to the Beta Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.


                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Beta Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. The Fund does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide your name, address, telephone number, Social Security or Tax Identification Number, the Beta Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)


                           B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

                                    PNC Bank, N.A., Philadelphia, Pa.
                                    ABA-0310-0005-3.
                                    FROM:  (name of investor)
                                    ACCOUNT NUMBER:  (investor's account number
                                                     with the Portfolio)
                                    FOR PURCHASE OF:  (name of the Portfolio)
                                    AMOUNT:  (amount to be invested)


                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.


For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Beta Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Beta Shares in an Account may redeem Beta Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

                  An investor's brokerage firm may also redeem each day a sufficient number of Shares of the Primary Beta Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.


                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Beta Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion

Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

                  Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Distributor, the Portfolios, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and
(6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions. For accounts held of record by a broker-dealer, financial institutions, securities dealers, financial planners, trustee, custodian other than the Distributor or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  Proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Beta Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.

                                 NET ASSET VALUE


                  The net asset value per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value per share of each class is calculated by adding the value of the proportionate interest of each class in the securities, cash, and other assets of the Portfolio, subtracting the accrued and actual liabilities of the class and dividing the result by the number of its shares outstanding of the class. The net asset value per share of each class is determined independently of any of the Fund's other classes.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                                   MANAGEMENT

BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two separate investment portfolios. Each of the Beta Classes represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER


                  PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.


                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.

                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.


                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.


                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.



ADMINISTRATOR


                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

                  Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Beta Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements") with the Fund on behalf of each of the Beta Classes.


EXPENSES


                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser and administrator's fees and fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolios and the Shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to a Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser may assume expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.



                             DISTRIBUTION OF SHARES




                 The Board of Directors of the Fund approved and adopted the Distribution Agreements and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Beta Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Beta Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Agreements, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Beta Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Beta Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Beta Class the fee agreed to under the relevant Distribution Agreement. Payments under the plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.



                           DIVIDENDS AND DISTRIBUTIONS

                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Beta Class unless a shareholder elects otherwise.


                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.



                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.


                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal and state income tax consequences described above.



                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).


                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BETA CLASSES OF THE MONEY MARKET, MUNICIPAL MONEY MARKET, GOVERNMENT OBLIGATIONS MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BETA CLASSES OF THESE PORTFOLIOS.


                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the

Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


                  As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.

                  The Fund will issue share certificates for any of the Beta Shares only upon the written request of a shareholder sent to PFPC.



                                OTHER INFORMATION

REPORTS AND INQUIRIES


                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196).

                                   BETA FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION




                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Beta Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Beta Family Prospectus of the Fund dated December 1, 1997, (the "Prospectus").
A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.



                                    CONTENTS


                                                                     PROSPECTUS
                                                             PAGE       PAGE
                                                             ----    ----------
General...................................................       3          3
Investment Objectives and Policies........................       3          7
Directors and Officers....................................      37        N/A
Investment Advisory, Distribution and
  Servicing Arrangements..................................      41      30,33
Portfolio Transactions....................................      48        N/A
Purchase and Redemption Information.......................      49         24
Valuation of Shares.......................................      50         30
Performance Information...................................      52        N/A
Taxes.....................................................      53         34
Additional Information Concerning Fund
  Shares..................................................      58         36
Miscellaneous.............................................      61        N/A
Appendix..................................................     A-1        N/A



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED

BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Beta Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Beta Classes are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market, Municipal Money Market and New York Money Market Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market, Municipal Money Market or New York Municipal Money Market Portfolios have such commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash, or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio,

Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.


                  MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.


                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.


                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Money Market and Government Obligations Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMOs. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.


                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.


                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one NRSRO or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS. Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

                  STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New

York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

                  State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. According to data published by the U.S. Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher than the national rate.

                  There can be no assurance that the State economy will not experience worse-than-predicted results in the 1997-1998 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  STATE BUDGET. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all monies and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

                  The State's budget for the 1997-98 fiscal year was adopted by the Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for State- supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and was based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year (the "1997-98 State Financial Plan"). In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. There can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

                  The adopted 1997-98 budget projected an increase in General Fund disbursements of $1.7 billion or 5.2 percent over 1996-97 levels. The General Fund's average annual growth rate over the last three fiscal years was approximately 1.2 percent. State Funds disbursements (excluding federal grants) are projected to increase by 5.4 percent from the 1996-97 fiscal year. All Governmental Funds projected disbursements increase by 7.0 percent over the 1996-97 fiscal year.

                  The 1997-98 State Financial Plan is projected to be balanced on a cash basis. The Financial Plan projections include a reserve for future needs of $530 million. As compared to the Governor's Executive Budget as amended in February 1997, the State's adopted budget for 1997-98 increased General Fund spending by $1.7 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-98 fiscal year, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, re- estimates of social service, fringe benefit and other spending, and certain non-recurring resources.

                  The 1997-98 adopted budget includes multi-year reductions, including a State-funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. These reductions are intended to reduce the overall level of State and local taxes in New York and to improve the State's competitive position vis-a-vis other states. The various elements of the State and local tax and assessments reductions have little or no impact on the 1997-98 State Financial Plan, and do not begin to materially affect the outyear projections until the State's 1999-2000 fiscal year.

                  The Division of the Budget estimates that the 1997-98 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $270 million (or 0.7 percent of total General Fund receipts). These include the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance is composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.

                  The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the financial plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results, however, could differ materially and adversely from the projections set forth in the 1997-98 State Financial Plan, and those projections may be changed materially and adversely from time to time.

                  In the past, the State has taken management actions and made use of internal sources to address potential State financial plan shortfalls, and the Division of Budget believes it could take similar actions should variances occur in its projections for the current fiscal year.

                  In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

                  Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in New York State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

                  On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000- 2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2001 State fiscal year could grow to nearly $12 billion.

                  RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

                  Total General Fund receipts and transfers from other funds in the 1997-98 fiscal year are projected to be $35.09 billion, an increase of over $2 billion or approximately 6% from the $33.04 billion recorded in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected at $34.60 billion, an increase of $1.7 billion or approximately 5% from the total in the prior fiscal year.

                  The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1997 showed a total equity balance in its combined governmental funds of $826 million, reflecting assets of $15.87 billion and liabilities of $15.04 billion.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and

(ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of its authorities and public benefit corporations ("Authorities"). Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

                  In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which were to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year, it was required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

                  On January 13, 1992, Standard & Poor's Ratings Services ("S&P") reduced its ratings on the State's general obligation bonds from A to A-and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. See Appendix "A" for an explanation of bond ratings. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

                  The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding bond anticipation notes) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of $311 million in certificates of participation (including costs of issuance, reserve funds and other costs) during the State's 1997-98 fiscal year for equipment purchases. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

                  Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $1.9 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects.

                  In the 1997 legislative session, the Legislature also approved two new authorizations for lease-purchase and contractual obligation financings. An aggregate $425 million was authorized for four public authorities for the Community Enhancement Facility Program for economic development purposes. The Legislature also authorized the issuance of up to $40 million to finance the expansion and improvement of facilities at the Albany County airport.

                  Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $749.6 million for the 1996-97 fiscal year, and are estimated to be $720.9 million for the 1997-98 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $329.5 million for the 1996-97 fiscal year, and are estimated to be $329.6 million for the 1997-98 fiscal year. State lease-purchase and contractual-obligation payments were $1.74 billion in fiscal year 1996-97, and are estimated to be $2.21 billion in fiscal year 1997-98.

                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) an action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (7) challenges to certain aspects of petroleum business taxes; (8) an action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for disabled children; (11) an action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non- Indian consumers on Indian reservations; and (12) a challenge to the constitutionality of Clean Water/Clean Air Bond Act.

                  Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal year 1996-97, $193 million in fiscal year 1997-98, peaking at $241 million in fiscal year 1998- 99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF DELAWARE V. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain monies held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the 1996-97 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be

$364 million, of which $134 million is expected to be paid during the 1997-98 fiscal year.

                  Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1996, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $75.4 billion, only a portion of which constitutes State-supported or State-related debt.

                  Authorities are generally supported by revenues generated by the projects they finance or operate, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

                  For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

                  In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. Moody's ratings of City bonds were revised in November 1981 from B (in effect since
1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

                  New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1997, MAC had outstanding an aggregate of approximately $4.267 billion of its bonds. MAC is authorized to issue bonds and notes to refund its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through the 1997 fiscal year in the event the City fails to provide such financing.


                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.


                  The most recent quarterly modification to the City's financial plan for the 1997 fiscal year, which was submitted to the Control Board on June 10, 1997 (the "1997 Modification"), projected a balanced budget in accordance with GAAP for the 1997 fiscal year, after taking into account an increase in projected tax revenues of $1.2 billion during the 1997 fiscal year and a discretionary prepayment in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years.

                  On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and the City University of New York and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The financial plan included increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the financial plan reflected the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and included actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap-closing actions included (i) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan also set forth projections for the 1999 through 2001 fiscal years and projected gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan assumed approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the 1998-2001 Financial Plan assumed will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan also assumed (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenues of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the costs containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the 1998-2001 Financial Plan but was not provided for in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan reflected the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The 1998-2001 Financial Plan provided no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.

                  Since the preparation of the 1998-2001 Financial Plan, the State has adopted its budget for the 1997-1998 fiscal year. The State budget (1) enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; (2) provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State-funded tax relief program which begins a year later than reflected in the financial plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year.

                  Although the City has maintained balanced budgets in each of its last sixteen fiscal years and is projected to achieve balanced operating results for the 1997 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998- 2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

                  The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

                  Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

                  The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

                  The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

                  Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

                  Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

                  Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and that was largely continued in 1997. Twenty-eight municipalities are scheduled to share in more than $32 million in targeted unrestricted aid allocated in the 1997-98 State budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in New York State other than New York City was approximately $19 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units, other than New York City, authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

                  From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.

         INVESTMENT LIMITATIONS

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

                                    (1) borrow money, except from banks for
         temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);


                                    (2) purchase securities of any one issuer,
         other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                                    (3) purchase securities on margin, except
         for short-term credit necessary for clearance of portfolio transactions;


                                    (4) underwrite securities of other issuers,
         except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                                    (5) make short sales of securities or
         maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                                    (6) purchase or sell real estate, provided
         that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                                    (7) purchase or sell commodities or
         commodity contracts;

                                    (8) invest in oil, gas or mineral
         exploration or development programs;

                                    (9) make loans except that a Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                                    (10) purchase any securities issued by any
         other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                                    (11) make investments for the purpose of
         exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.


                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets co be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.


                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market

Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                                    1. The Money Market Portfolio will limit its
         purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization (as defined in the Prospectus) in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.


                                    2. The Money Market Portfolio will limit its
         purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                                    3. The Money Market Portfolio will limit its
         purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                                    1. The Municipal Money Market Portfolio will
         not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                                    1. Purchase securities other than U.S.
         Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.


                                    2. Borrow money, except from banks for
         temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the

         Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                                    3. Act as an underwriter.


                                    4. Make loans except that the Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:


                           (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                           (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;


                           (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                           (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (6) purchase or sell commodities or commodity contracts;

                           (7) invest in oil, gas or mineral exploration or development programs;

                           (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                           (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (10) make investments for the purpose of exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                                    1.  The New York Municipal Money Market
         Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                             DIRECTORS AND OFFICERS


                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:

                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
Arnold M. Reichman, 49*             Director            Senior Managing
466 Lexington Avenue                                    Director, Chief
New York, NY  10017                                     Operating Officer
                                                        and Assistant Secretary,
                                                        Warburg Pincus Asset
                                                        Management, Inc.;
                                                        Director and Executive
                                                        Officer, Counsellors
                                                        Securities, Inc.;
                                                        Director/Trustee of
                                                        various investment
                                                        companies advised by
                                                        Warburg Pincus Asset
                                                        Management, Inc.

Robert Sablowsky, 58**              Director            Senior Vice
110 Wall Street                                         President,
New York, NY  10005                                     Fahnestock & Co.,
                                                        Inc. (a registered
                                                        broker-dealer); 1985 to
                                                        1996, Executive Vice
                                                        President of Gruntal &
                                                        Co., Inc., Director,
                                                        Gruntal & Co., Inc. (a
                                                        registered
                                                        broker-dealer).

Francis J. McKay, 60                Director            Since 1963,
7701 Burholme Avenue                                    Executive Vice
Philadelphia, PA  19111                                 President, Fox
                                                        Chase Cancer Center
                                                        (biomedical research and
                                                        medical care.)

                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
Marvin E. Sternberg, 62             Director            Since 1974,
937 Mt. Pleasant Road                                   Chairman, Director
Bryn Mawr, PA  19010                                    and President,
                                                        Moyco Industries,
                                                        Inc. (manufacturer
                                                        of dental supplies and
                                                        precision coated
                                                        abrasives); since 1968,
                                                        Director and President,
                                                        Mart MMM, Inc. (formerly
                                                        Montgomeryville
                                                        Merchandise Mart, Inc.)
                                                        and Mart PMM, Inc.
                                                        (formerly Pennsauken
                                                        Merchandise Mart, Inc.
                                                        (shopping centers); and
                                                        since 1975, Director and
                                                        Executive Vice
                                                        President, Cellucap Mfg.
                                                        Co., Inc. (manufacturer
                                                        of disposable headwear).

Julian A. Brodsky, 63               Director            Director and Vice-
1234 Market Street                                      Chairman, 1969 to
16th Floor                                              present, Comcast
Philadelphia, PA  19107-                                Corporation;
3723                                                    Director, Comcast
                                                        Cablevision of
                                                        Philadelphia (cable
                                                        television and
                                                        communications) and
                                                        Nextel (wireless
                                                        communications).

                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
Donald van Roden, 72                Director and        Self-employed
1200 Old Mill Lane                  Chairman of the     businessman.  From
Wyomissing, PA  19610               Board               February 1980 to
                                                        March 1987, Vice
                                                        Chairman, SmithKline
                                                        Beecham Corporation
                                                        (pharmaceuticals);
                                                        Director, AAA Mid-
                                                        Atlantic (auto service);
                                                        Director, Keystone
                                                        Insurance Co.

Edward J. Roach, 73                 President and       Certified Public
Suite 100                           Treasurer           Accountant; Vice
Bellevue Park                                           Chairman of the
Corporate Center                                        Board, Fox Chase
400 Bellevue Parkway                                    Cancer Center;
Wilmington, DE  19808                                   Trustee Emeritus,
                                                        Pennsylvania School for
                                                        the Deaf; Trustee
                                                        Emeritus, Immaculata
                                                        College; President or
                                                        Vice President and
                                                        Treasurer of various
                                                        investment companies
                                                        advised by PNC
                                                        Institutional Management
                                                        Corporation; Director,
                                                        The Bradford Funds, Inc.

Morgan R. Jones, 58                 Secretary           Chairman of the law
Drinker Biddle & Reath LLP                              firm of Drinker
1345 Chestnut Street                                    Biddle and Reath
Philadelphia, PA  19107-                                LLP; Director,
3496                                                    Rocking Horse Child
                                                        Care Centers of
                                                        America, Inc.

------------------------
* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.


** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with a broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:

                             DIRECTORS' COMPENSATION



                                                                                  TOTAL
                                            PENSION OR                            COMPENSATION
                          AGGREGATE         RETIREMENT          ESTIMATED         FROM REGISTRANT
                          COMPENSATION      BENEFITS ACCRUED    ANNUAL            AND FUND
NAME OF PERSON/           FROM              AS PART OF FUND     BENEFITS UPON     COMPLEX 1 PAID TO
POSITION                  REGISTRANT        EXPENSES            RETIREMENT        DIRECTORS
------------------        ------------      ---------------     -------------     ----------------
Julian A. Brodsky,            $16,000              N/A                N/A              $16,000
Director
Francis J. McKay,             $19,000              N/A                N/A              $19,000
Director
Arnold M. Reichman,           $     0              N/A                N/A              $     0
Director
Robert Sablowsky,             $ 8,000              N/A                N/A              $ 8,000
Director
Marvin E. Sternberg,          $19,000              N/A                N/A              $19,000
Director
Donald van Roden,             $24,000              N/A                N/A              $24,000
Director and Chairman

----------------------
1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

                  On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolios' adviser, PNC Bank, National Association ("PNC Bank"), the sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. Under the Sub-Advisory Areements, PIMC pays PNC Bank an annual fee equal to 75% of the investment advisory fees received by PIMC on behalf of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market                 $5,366,431          $3,603,130          $469,986
Portfolio

Municipal Money              $  201,095          $1,269,553          $ 14,921
Market Portfolio

Government
Obligations Money            $1,774,123          $  647,063          $404,193
Market Portfolio

New York Municipal
Money Market                 $   21,831          $  324,917          $      0
Portfolio

                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market Portfolio       $4,174,375           $3,527,715         $342,158

Municipal Money Market       $  190,687           $1,218,973         $ 17,576
Portfolio

Government Obligations
Money Market Portfolio       $1,638,622           $  671,811         $406,954

New York Municipal
Money Market Portfolio       $    2,709           $  268,017         $      0


                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market Portfolio      $2,274,697            $2,589,832          $12,047

Municipal Money Market      $   67,752            $1,041,321          $11,593
Portfolio

Government Obligations      $  780,122            $  398,363          $     0
Money Market Portfolio

New York Municipal          $  180,660            $  187,660          $12,656
Money Market Portfolio


                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers. The Beta classes of the Fund pay their own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Beta classes or if they receive different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989. The Advisory Agreement was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.


                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Municipal Money Market       $ 448,548               $0                 $0
Portfolio

New York Municipal
Money Market Portfolio       $  99,071               $0                 $0


                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Municipal Money Market       $  428,209           $      0               $0
Portfolio

New York Municipal           $   67,204           $ 10,146               $0
Money Market Portfolio

                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Municipal Money Market      $  321,790             $ 6,233             $0
Portfolio

New York Municipal          $    8,960             $44,657             $0
Money Market Portfolio


                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Beta Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Beta Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Beta Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Beta Classes, (collectively, the "Distribution Agreements") and separate Plans of Distribution for each of the Beta Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Beta Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans relating to the Beta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios were approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Beta Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Beta Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, has an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc.



                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The

Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                  The Fund is required to identify any securities of its regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolios held the following securities:

PORTFOLIO                         SECURITY                        VALUE
---------                         --------                        -----
Money Market Portfolio            Bear Stearns Companies,
                                  Inc. Commercial paper           $105,000,000

Money Market Portfolio            Bear Stearns Companies,         $ 20,000,000
                                  Inc. Corporate Obligation



                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of a class in the Portfolio's cash, securities and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class of the und is calculated independently of the other classes of the Fund. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The net asset value per share of each class is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.


                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.


                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                             PERFORMANCE INFORMATION


                  Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven- calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.


                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication thaT monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.


                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.


                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.


                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.


                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.


                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M

Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap),50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap) 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor
Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney

Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money),100 million shares are classified as Class Alpha 4 Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class Janney Money Market Common Stock, Class Janney Municipal Money Market Common Stock, Class Janney Government Obligations Money Market Common Stock and Class Janney New York Municipal Money Market Common Stock constitute the Janney Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Funds, the n/i Numeric Investors Family, the Boston Partner Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market

Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family and the Janney Montgomery Scott Money Family represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios, and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families (collectively, the "Additional Families") represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

================================================================================
PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
Cash Preservation         Jewish Family and Children's          44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103
--------------------------------------------------------------------------
                          Dominic and Barbara Pisciotta         15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303
--------------------------------------------------------------------------
Cash Preservation         Kenneth Farwell and Valerie           11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107

================================================================================
PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          Gary L. Lange and                     32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750
--------------------------------------------------------------------------
                          Andrew Diederich and                   6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131
--------------------------------------------------------------------------
                          Gwendolyn Haynes                       5.2%
                          2757 Geyer
                          St. Louis, MO  63104
--------------------------------------------------------------------------
                          Savannah Thomas Trust                  6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119
--------------------------------------------------------------------------
Sansom Street Money       Wasner & Co.                          32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113
--------------------------------------------------------------------------
                          Saxon and Co.                         65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182
--------------------------------------------------------------------------
BEA International         Blue Cross & Blue Shield of            6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106
--------------------------------------------------------------------------
                          Credit Suisse Private Banking          6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028
--------------------------------------------------------------------------
                          Indiana University Foundation          5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500
--------------------------------------------------------------------------
                          Employees Ret. Plan Marshfield         5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449

================================================================================
PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          State Street Bank & Trust              5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992
--------------------------------------------------------------------------
BEA International         Bob & Co.                             87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)
--------------------------------------------------------------------------
                          TRANSCORP                             10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535
--------------------------------------------------------------------------
BEA High Yield            Fidelity Investments                  15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987
--------------------------------------------------------------------------
                          Guenter Full Trust Michelin           17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001
--------------------------------------------------------------------------
                          C S First Boston Pension Fund          6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002
--------------------------------------------------------------------------
                          Southdown Inc. Pension Plan            9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980
--------------------------------------------------------------------------
                          Edward J. Demske TTEE                  5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056

================================================================================
PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
BEA High Yield            Richard A. Wilson TTEE                10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232
--------------------------------------------------------------------------
                          Charles Schwab & Co.                  88.82%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122
--------------------------------------------------------------------------
BEA Emerging Markets      Wachovia Bank North Carolina          26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819
--------------------------------------------------------------------------
                          Hall Family Foundation                38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400
--------------------------------------------------------------------------
                          Arkansas Public Employees             18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704
--------------------------------------------------------------------------
BEA Emerging Markets      Charles Schwab & Co.                  22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175
--------------------------------------------------------------------------
                          Donald W. Allgood                     72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541
--------------------------------------------------------------------------
BEA US Core Equity        Patterson & Co.                       43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)
--------------------------------------------------------------------------
                          Credit Suisse Private Banking         13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028

================================================================================
PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          Fleet National Bank Trust              5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900
--------------------------------------------------------------------------
                          Werner & Pfleiderer Pension            6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220
--------------------------------------------------------------------------
                          Washington Hebrew Congregation        11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799
--------------------------------------------------------------------------
BEA US Core Fixed         New England UFCW & Employers'         24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606
--------------------------------------------------------------------------
                          Patterson & Co.                        6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829
--------------------------------------------------------------------------
                          MAC & Co                               5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198
--------------------------------------------------------------------------
                          Fidelity Investments                   9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse First
                          Boston Employee's Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987
--------------------------------------------------------------------------
                          DCA Food Industries Inc.               8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255
--------------------------------------------------------------------------
                          State St. Bank & Trust TTE             6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470

================================================================================
PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          The Valley Foundation                  6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594
--------------------------------------------------------------------------
BEA Strategic Global      Sunkist Master Trust                  32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313
--------------------------------------------------------------------------
                          Patterson & Co.                       23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829
--------------------------------------------------------------------------
                          Key Trust Co. of Ohio                 18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870
--------------------------------------------------------------------------
                          Hard & Co.                            17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012
--------------------------------------------------------------------------
BEA Municipal Bond        William A. Marquard                   39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716
--------------------------------------------------------------------------
                          Arnold Leon                           13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199
--------------------------------------------------------------------------
                          Irwin Bard                             6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908
--------------------------------------------------------------------------
                          S. Finkelstein Family Fund             5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827
--------------------------------------------------------------------------
BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.       17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)

================================================================================
PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          Bea Associates 401K                   11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611
--------------------------------------------------------------------------
                          John B. Hurford                       47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611
--------------------------------------------------------------------------
n/i Numeric Investors     Charles Schwab & Co. Inc.             15.3%
Micro Cap Fund            Special Custody Account for the
(Class FF)                Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
--------------------------------------------------------------------------
                          Public Inst. for Social Security       6.1%
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209
--------------------------------------------------------------------------
                          Portland General Corp.                13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202
--------------------------------------------------------------------------
                          State Street Bank and                  7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171
--------------------------------------------------------------------------
n/i Numeric Investors     Charles Schwab & Co. Inc.             18.6%
Growth Fund               Special Custody Account for the
(Class GG)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
--------------------------------------------------------------------------
                          U.S. Equity Investment                 6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477

================================================================================
PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          Portland General Corp. VEBA            5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202
--------------------------------------------------------------------------
                          CitiBank FSB                          18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607
--------------------------------------------------------------------------
n/i Numeric Investors     Charles Schwab & Co. Inc.             22.9%
Growth and Value Fund     Special Custody Account for the
(Class HH)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
--------------------------------------------------------------------------
                          Chase Manhattan Bank                   6.2%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660
--------------------------------------------------------------------------
Boston Partners Large     Dr. Janice B. Yost                    26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302
--------------------------------------------------------------------------
                          Saxon and Co.                         12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182
--------------------------------------------------------------------------
                          Irving Fireman's Relief & Ret          8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061

================================================================================
PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          John N. Brodson and                   10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611
--------------------------------------------------------------------------
                          Wells Fargo Bank                      15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308
--------------------------------------------------------------------------
                          Hawaiian Trust Company LTD             6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170
--------------------------------------------------------------------------
                          Shady Side Academy Endowment          11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238
--------------------------------------------------------------------------
Boston Partners Large     Fleet National Bank TTEE               7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692
--------------------------------------------------------------------------
                          National Financial Services           25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281
--------------------------------------------------------------------------
                          Joseph P. Scherer                     10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002
--------------------------------------------------------------------------
                          Linda C. Brodson                       7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

================================================================================
PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
                          John N. Brodson                        7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035
--------------------------------------------------------------------------
                          Charles Schwab & Co. Inc.             12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
--------------------------------------------------------------------------
                          Mark R. Scott                          6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090
--------------------------------------------------------------------------
Boston Partners Mid       National Financial SVCS Corp.         27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281
--------------------------------------------------------------------------
                          Charles Schwab & Co. Inc.             32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104
--------------------------------------------------------------------------
                          George B. Smithy, Jr.                 13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181
--------------------------------------------------------------------------
                          John N. Brodson                        6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035
--------------------------------------------------------------------------
                          Linda C. Brodson                       6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

================================================================================
PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
--------------------------------------------------------------------------------
Boston Partners Mid       Wells Fargo Bank Cust                  5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389
--------------------------------------------------------------------------
                          USNB of Oregon                        77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208
==========================================================================

                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

PROSPECTUS

THE DELTA FAMILY


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO



                                                               DECEMBER 1, 1997

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                                TABLE OF CONTENTS

                                                                       PAGE


         INTRODUCTION...................................................  4
         FINANCIAL HIGHLIGHTS...........................................  8
         INVESTMENT OBJECTIVES AND POLICIES.............................  8
         PURCHASE AND REDEMPTION OF SHARES.............................. 26
         NET ASSET VALUE................................................ 32
         MANAGEMENT..................................................... 33
         DISTRIBUTION OF SHARES......................................... 35
         DIVIDENDS AND DISTRIBUTIONS.................................... 36
         TAXES.......................................................... 36
         DESCRIPTION OF SHARES.......................................... 39
         OTHER INFORMATION.............................................. 41





                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania


                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                     COUNSEL
                           Drinker Biddle & Reath LLP
                           Philadelphia, Pennsylvania


                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                THE DELTA FAMILY
                                       OF
                               THE RBB FUND, INC.


                  The Delta Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares of the classes (collectively, the "Delta Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (together, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:


                           MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.


                           MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


                           GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                           THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.

                  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                           An investor may purchase and redeem Shares of any of
the Delta classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Portfolios, PNC Bank, National Association ("PNC Bank") serves as sub-adviser for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and serves as custodian for the Fund. PFPC Inc. ("PFPC") serves as administrator of the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the Internet Web Site (http://www.sec.gov).

                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     December 1, 1997

                                  INTRODUCTION



                  The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Delta Classes") offered by this Prospectus represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.


               The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.


                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


                  The Portfolios' investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub- adviser, and serves as custodian to the Fund. PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


                  An investor may purchase and redeem Shares of any of the Delta Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Delta Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

FEE TABLE


         ESTIMATED ANNUAL FUND OPERATING EXPENSES (DELTA CLASSES)
         (as a percentage of average daily net assets)

                  The Fee Table below contains a summary of the annual operating expenses of the Delta Classes based on expenses expected to be incurred for the current fiscal period, as a percentage of average daily net assets. An example based on the summary is also shown.

                                                        GOVERNMENT    NEW YORK
                                           MUNICIPAL    OBLIGATIONS   MUNICIPAL
                           MONEY MARKET  MONEY MARKET  MONEY MARKET MONEY MARKET
                             PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                           ------------  ------------  ------------ ------------
Management Fees (after
  waivers)(1)..............       .22%        .04%          .30%          .02%
12b-1 Fees.................       .53         .56           .56           .52
Other Expenses.............       .22         .25           .115          .28
                                  ---         ---           ----          ---
Total Fund Operating
  Expenses (after
     waivers)(1)...........       .97%        .85%          .975%         .80%
                                  ====        ====          =====         ====


(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio, Management Fees would be .37%, .33%, .41% and .35%, respectively, and Total Fund Operating Expenses would be 1.12%, 1.14%, 1.09% and 1.13%, respectively.



EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                              1 YEAR     3 YEAR     5 YEARS     10 YEARS
                              ------     ------     -------     --------


Money Market*...............     $10        $31      $54          $119
Municipal Money
  Market*...................     $ 9        $27      $47          $105
Government Obligations
  Money Market*.............     $10        $31      $54          $120
New York Municipal
  Money Market*.............     $ 8        $25      $44          $ 99



* Other classes of these Portfolios are sold with different fees and expenses.


                  The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Delta Classes)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY

BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Delta Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on estimated costs and estimated fees expected to be charged to the Delta Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate, and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal, New York State and New York City personal income taxes at stated rates.


                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Delta Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Delta Classes are not reflected in the yields of the Delta Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Delta Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."


                              FINANCIAL HIGHLIGHTS



No financial data is supplied for the Portfolios because, as of the date of this Prospectus, the Portfolios had no performance history.



                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO



                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests. There is no assurance that the investment objective of the Money Market Portfolio will be achieved.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.


          Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.


                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.


                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a portfolio will generally be at lower rates than the rates on the prepaid obligations.

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").


                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.


                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two

(2) highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Rating Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, and variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Money Market Portfolio may not:

                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)


                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days.

         "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.


                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO



                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved.


                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short- term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


          Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio, as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."


                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio-- Eligible Securities."


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Municipal Money Market Portfolio may not:


                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.

                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in the obligations at the time of purchase of issuers in the same industry.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO


                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government Obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.


                  Due to fluctuations in interest rates, the market value of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities may vary. Certain government securities held by the Portfolio may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved.


                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio---Repurchase Agreements."


                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements."

                  MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. The Portfolio may also acquire asset-backed securities as described under "Investment Objectives and Policies--Money Market Portfolio-- Asset-Backed Securities."


                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies -- Illiquid Securities" in the Statement of Additional Information.

                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The following investment limitations may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.


                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO


                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short- term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies-- Municipal Money Market Portfolio -- Municipal Obligations."

                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax- Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated. The Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.


                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."


                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's Investor Service, Inc. ("Moody's") or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities." For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio--Eligible Securities" and "Investment Objectives and Policies" in the
Statement of Additional Information.

                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security than a diversified portfolio. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities.


                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.


                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Portfolio's shares. Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The New York Municipal Money Market Portfolio may not:


                           1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES


                  GENERAL. Delta Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Delta Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Delta Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by PFPC by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Delta Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investment Account requirements. Even if a broker does not impose a sales charge for purchases of Delta Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker and this Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker and who desire to transfer such shares to the street name account of another broker should contact their current broker.


                  A broker may offer investors maintaining Accounts the ability to purchase Delta Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Delta Class designated by the investor as the "Primary Delta Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Delta Class at any time by so instructing his broker.


                  If a broker makes special arrangements under which orders for Delta Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made available in Federal Funds to the Fund's custodian prior to the close of regular trading on the NYSE, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Delta Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Delta Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Delta Family" to the Delta Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.


                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Delta Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. The Fund does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide your name, address, telephone number, Social Security or Tax Identification Number, the Delta Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)


                           B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

                                    PNC Bank, N.A., Philadelphia, Pa.
                                    ABA-0310-0005-3.
                                    FROM:  (name of investor)
                                    ACCOUNT NUMBER: (investor's account number
                                            with the Portfolio)
                                    FOR PURCHASE OF: (name of the Portfolio)
                                    AMOUNT:  (amount to be invested)


                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.


For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Delta Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Delta Shares in an Account may redeem Delta Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

                  An investor's brokerage firm may also redeem each day a sufficient number of Shares of the Primary Delta Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.


                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Delta Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion

Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted.

                  Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Distributor, the Portfolios, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and
(6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

                  For accounts held of record by a broker-dealer, financial institutions, securities dealers, financial planners, trustee, custodian other than the Distributor or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  Proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Delta Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                 NET ASSET VALUE


                  The net asset value per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value per share of each class is calculated by adding the value of the proportionate interest of each class in the securities, cash and other assets of the Portfolio, subtracting the accrued and actual liabilities of the class and dividing the result by the number of its shares outstanding of the class. The net asset value per share of each class is determined independently of any of the Fund's other classes.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

                                   MANAGEMENT

BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two separate investment portfolios. Each of the Delta Classes represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.



INVESTMENT ADVISER AND SUB-ADVISER


                  PIMC, a wholly owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp, a multi-bank holding company.


                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.

                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.


                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.



ADMINISTRATOR


                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of

Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."


DISTRIBUTOR

                  Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Theta Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements") with the Fund on behalf of each of the Theta Classes.


EXPENSES


                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser and administrator's fees and fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolios and the Shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to a Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser may assume expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.


                             DISTRIBUTION OF SHARES


                  The Board of Directors of the Fund approved and adopted the Distribution Agreements and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Delta Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Delta Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Agreements the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Delta Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including Dealers based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Delta Class the fee agreed to under the relevant Distribution Agreement. Payments under the plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.


                           DIVIDENDS AND DISTRIBUTIONS

                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Delta Class unless a shareholder elects otherwise.


                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.



                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the

Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.


                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal and state income tax consequences described above.



                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE DELTA CLASSES OF THE MONEY MARKET, MUNICIPAL MONEY MARKET, GOVERNMENT OBLIGATIONS

MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE DELTA CLASSES OF THESE PORTFOLIOS.


                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

                  As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


                  The Fund will issue share certificates for any of the Delta Shares only upon the written request of a shareholder sent to PFPC.

                                OTHER INFORMATION

REPORTS AND INQUIRIES


                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196).

                                 DELTA FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION



         This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Delta Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Delta Family Prospectus of the Fund dated December 1, 1997, (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.


                                    CONTENTS

                                                                     Prospectus
                                                           PAGE         PAGE
                                                           ----      ----------


General..............................................         3          4
Investment Objectives and Policies...................         3          8
Directors and Officers...............................        37         N/A
Investment Advisory, Distribution and
  Servicing Arrangements.............................        42       33, 35
Portfolio Transactions...............................        48         N/A
Purchase and Redemption Information..................        50         26
Valuation of Shares..................................        51         32
Performance Information..............................        52         N/A
Taxes................................................        54         36
Additional Information Concerning
    Fund Shares......................................        58
Miscellaneous........................................        62         N/A
Appendix.............................................        A-1        N/A



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR

REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Delta Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Delta Classes are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market, Municipal Money Market and New York Municipal Money Market Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market, Municipal Money Market or New York Municipal Money Market Portfolios has such commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio,

Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.


                  MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.


                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.


                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Money Market and Government Obligations Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.


                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the

Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.


                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1", or "A-2", by S&P, or rated "Prime-1", or "Prime-2", by Moody's), or
(b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities;
(3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying
(2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or
(b) that are not unconditional, provided that the demand feature satisfies (2),
(3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one Rating Organization or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market

Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.


                  Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

                  STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

                  State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. According to data published by the U.S. Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher than the national rate.

                  There can be no assurance that the State economy will not experience worse-than-predicted results in the 1997-1998 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  STATE BUDGET. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all monies and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

                  The State's budget for the 1997-98 fiscal year was adopted by the Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for State- supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and was based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year (the "1997-98 State Financial Plan"). In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. There can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

                  The adopted 1997-98 budget projected an increase in General Fund disbursements of $1.7 billion or 5.2 percent over 1996-97 levels. The General Fund's average annual growth rate over the last three fiscal years was approximately 1.2 percent. State Funds disbursements (excluding federal grants) are projected to increase by 5.4 percent from the 1996-97 fiscal year. All Governmental Funds projected disbursements increase by 7.0 percent over the 1996-97 fiscal year.

                  The 1997-98 State Financial Plan is projected to be balanced on a cash basis. The Financial Plan projections include a reserve for future needs of $530 million. As compared to the Governor's Executive Budget as amended in February 1997, the State's adopted budget for 1997-98 increased General Fund spending by $1.7 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-98 fiscal year, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, re- estimates of social service, fringe benefit and other spending, and certain non-recurring resources.

                  The 1997-98 adopted budget includes multi-year reductions, including a State-funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. These reductions are intended to reduce the overall level of

State and local taxes in New York and to improve the State's competitive position vis-a-vis other states. The various elements of the State and local tax and assessments reductions have little or no impact on the 1997-98 State Financial Plan, and do not begin to materially affect the outyear projections until the State's 1999-2000 fiscal year.

                  The Division of the Budget estimates that the 1997-98 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $270 million (or 0.7 percent of total General Fund receipts). These include the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance is composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.

                  The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the financial plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results, however, could differ materially and adversely from the projections set forth in the 1997-98 State Financial Plan, and those projections may be changed materially and adversely from time to time.

                  In the past, the State has taken management actions and made use of internal sources to address potential State financial plan shortfalls, and the Division of Budget believes it could take similar actions should variances occur in its projections for the current fiscal year.

                  In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the

State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

                  Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in New York State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

                  On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000- 2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2001 State fiscal year could grow to nearly $12 billion.

                  RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

                  Total General Fund receipts and transfers from other funds in the 1997-98 fiscal year are projected to be $35.09 billion, an increase of over $2 billion or approximately 6% from the $33.04 billion recorded in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected at $34.60 billion, an increase of $1.7 billion or approximately 5% from the total in the prior fiscal year.

                  The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1997 showed a total equity balance in its combined governmental funds of $826 million, reflecting assets of $15.87 billion and liabilities of $15.04 billion.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of its authorities and public benefit corporations ("Authorities"). Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

                  In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which were to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year, it was required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

                  On January 13, 1992, Standard & Poor's Ratings Services ("S&P") reduced its ratings on the State's general obligation bonds from A to A-and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. See Appendix "A" for an explanation of bond ratings. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994,

Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

                  The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding bond anticipation notes) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of $311 million in certificates of participation (including costs of issuance, reserve funds and other costs) during the State's 1997-98 fiscal year for equipment purchases. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

                  Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $1.9 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects.

                  In the 1997 legislative session, the Legislature also approved two new authorizations for lease-purchase and contractual obligation financings. An aggregate $425 million was authorized for four public authorities for the Community Enhancement Facility Program for economic development purposes. The Legislature also authorized the issuance of up to $40 million to finance the expansion and improvement of facilities at the Albany County airport.

                  Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $749.6 million for the 1996-97 fiscal year, and are estimated to be $720.9 million for the 1997-98 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $329.5 million for the 1996-97 fiscal year, and are estimated to be $329.6 million for the 1997-98 fiscal year. State lease-purchase and contractual-obligation payments were $1.74 billion in fiscal year 1996-97, and are estimated to be $2.21 billion in fiscal year 1997-98.

                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) an action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (7) challenges to certain aspects of petroleum business taxes;
(8) an action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for disabled children; (11) an action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non- Indian consumers on Indian reservations; and (12) a challenge to the constitutionality of Clean Water/Clean Air Bond Act.

                  Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal year 1996-97, $193 million in fiscal year 1997-98, peaking at $241 million in fiscal year 1998- 99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF DELAWARE V. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain monies held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the 1996-97 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $364 million, of which $134 million is expected to be paid during the 1997-98 fiscal year.

                  Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1996, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $75.4 billion, only a portion of which constitutes State-supported or State-related debt.

                  Authorities are generally supported by revenues generated by the projects they finance or operate, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

                  For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

                  In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. Moody's ratings of City bonds were revised in November 1981 from B (in effect since
1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

                  New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1997, MAC had outstanding an aggregate of approximately $4.267 billion of its bonds. MAC is authorized to issue bonds and notes to refund its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through the 1997 fiscal year in the event the City fails to provide such financing.

                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.


                  The most recent quarterly modification to the City's financial plan for the 1997 fiscal year, which was submitted to the Control Board on June 10, 1997 (the "1997 Modification"), projected a balanced budget in accordance with GAAP for the 1997 fiscal year, after taking into account an increase in projected tax revenues of $1.2 billion during the 1997 fiscal year and a discretionary prepayment in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years.

                  On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and the City University of New York and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The financial plan included increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the financial plan reflected the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and included actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap-closing actions included (i) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan also set forth projections for the 1999 through 2001 fiscal years and projected gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan assumed approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the 1998-2001 Financial Plan assumed will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan also assumed (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenues of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the costs containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the 1998-2001 Financial Plan but was not provided for in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan reflected the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The 1998-2001 Financial Plan provided no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.

                  Since the preparation of the 1998-2001 Financial Plan, the State has adopted its budget for the 1997-1998 fiscal year.

The State budget (1) enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; (2) provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State-funded tax relief program which begins a year later than reflected in the financial plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year.

                  Although the City has maintained balanced budgets in each of its last sixteen fiscal years and is projected to achieve balanced operating results for the 1997 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998- 2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

                  The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

                  Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

                  The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

                  The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

                  Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

                  Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

                  Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and that was largely continued in 1997. Twenty-eight municipalities are scheduled to share in more than $32 million in targeted unrestricted aid allocated in the 1997-98 State budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in New York State other than New York City was approximately $19 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units, other than New York City, authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

                  From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.



INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:


                                    (1)  borrow money, except from banks for
         temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);


                                    (2)  purchase securities of any one issuer,
         other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                                    (3)  purchase securities on margin, except
         for short-term credit necessary for clearance of portfolio transactions;


                                    (4)  underwrite securities of other issuers,
         except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                                    (5)   make short sales of securities or
         maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                                    (6)   purchase or sell real estate, provided
         that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                                    (7)   purchase or sell commodities or
         commodity contracts;

                                    (8)   invest in oil, gas or mineral
         exploration or development programs;

                                    (9)   make loans except that a Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                                    (10)  purchase any securities issued by any
         other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                                    (11)  make investments for the purpose of
         exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.


                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.


                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.



                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                                            1.   The Money Market Portfolio will
         limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier

         Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.


                                            2.   The Money Market Portfolio will
         limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                                            3.   The Money Market Portfolio will
         limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                                            1.   The Municipal Money Market
         Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                                        1.   Purchase securities other than U.S.
         Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.


                                        2.   Borrow money, except from banks for
         temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)


                                        3.   Act as an underwriter.


                                        4.   Make loans except that the
         Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without shareholder approval.

                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:


                           (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);


                           (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;


                           (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                           (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (6) purchase or sell commodities or commodity contracts;

                           (7) invest in oil, gas or mineral exploration or development programs;

                           (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                           (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (10) make investments for the purpose of exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                           1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market

         Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:


                              POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE      WITH FUND           DURING PAST FIVE YEARS
------------------------      ---------           ----------------------

*Arnold M. Reichman -49       Director            Senior Managing
466 Lexington  Avenue                             Director, Chief
New York, NY 10017                                Operating Officer and
                                                  Assistant Secretary,
                                                  Warburg Pincus Asset
                                                  Management, Inc.;
                                                  Director and Executive
                                                  Officer of Counsellors
                                                  Securities Inc.;
                                                  Director/Trustee of
                                                  various investment
                                                  companies advised by
                                                  Warburg Pincus Asset
                                                  Management, Inc.

**Robert Sablowsky -58        Director            Senior Vice President,
110 Wall Street                                   Fahnestock Co., Inc.
New York, NY 10005                                (a registered broker-
                                                  dealer); Prior to
                                                  October 1996,
                                                  Executive Vice
                                                  President of Gruntal &
                                                  Co., Inc. (a
                                                  registered broker-
                                                  dealer).

Francis J. McKay -60          Director            Since 1963, Executive
7701 Burholme Avenue                              Vice President, Fox
Philadelphia, PA 19111                            Chase Cancer Center
                                                  (biomedical research
                                                  and medical care).

                              POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE      WITH FUND           DURING PAST FIVE YEARS
------------------------      ---------           ----------------------

Marvin E. Sternberg -62       Director            Since 1974, Chairman,
937 Mt. Pleasant Road                             Director and
Bryn Mawr, PA  19010                              President, Moyco
                                                  Industries, Inc.
                                                  (manufacturer of
                                                  dental supplies and
                                                  precision coated
                                                  abrasives); since
                                                  1968, Director and
                                                  President, Mart MMM,
                                                  Inc. (formerly
                                                  Montgomeryville
                                                  Merchandise Mart Inc.)
                                                  and Mart PMM, Inc.
                                                  (formerly Pennsauken
                                                  Merchandise Mart,
                                                  Inc.) (shopping
                                                  centers); and since
                                                  1975, Director and
                                                  Executive Vice
                                                  President, Cellucap
                                                  Mfg. Co., Inc.
                                                  (manufacturer of
                                                  disposable headwear).

Julian A. Brodsky -63         Director            Director and Vice
1234 Market Street                                Chairman since 1969
16th Floor                                        Comcast Corporation
Philadelphia, PA 19107-3723                       (cable television and
                                                  communications);
                                                  Director Comcast
                                                  Cablevision of
                                                  Philadelphia (cable
                                                  television and
                                                  communications) and
                                                  Nextel (wireless
                                                  communications).

Donald van Roden -73          Director            Self-employed
1200 Old Mill Lane            and                 businessman.  From
Wyomissing, PA  19610         Chairman            February 1980 to March
                              of the              1987, Vice Chairman,
                              Board               SmithKline Beecham
                                                  Corporation
                                                  (pharmaceuticals);
                                                  Director, AAA Mid-
                                                  Atlantic (auto
                                                  service); Director,
                                                  Keystone Insurance Co.

                              POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE      WITH FUND           DURING PAST FIVE YEARS
------------------------      ---------           ----------------------

Edward J. Roach -73           President           Certified Public
Suite 100                     and                 Accountant; Vice
Bellevue Park                 Treasurer           Chairman of the Board,
Corporate Center                                  Fox Chase Cancer
400 Bellevue Parkway                              Center; Trustee
Wilmington, DE  19809                             Emeritus, Pennsylvania
                                                  School for the Deaf;
                                                  Trustee Emeritus,
                                                  Immaculata College;
                                                  President or Vice
                                                  President and Treasurer
                                                  of various investment
                                                  companies advised by
                                                  PNC Institutional
                                                  Management Corporation;
                                                  Director, The Bradford
                                                  Funds, Inc.

Morgan R. Jones -58           Secretary           Chairman of the law
Drinker Biddle & Reath LLP                        firm of Drinker Biddle
1345 Chestnut Street                              & Reath LLP; Director,
Philadelphia, PA 19107-3496                       Rocking Horse Child
                                                  Care Centers of
                                                  America, Inc.

----------------------

* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributer and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:




                                                        DIRECTORS' COMPENSATION



                                                                   PENSION OR                                        TOTAL
                                                                   RETIREMENT                                        COMPENSATION
                                                                   BENEFITS                                          FROM REGISTRANT
                                           AGGREGATE               ACCRUED AS PART         ESTIMATED ANNUAL          AND FUND
                                           COMPENSATION            OF FUND                 BENEFITS UPON             COMPLEX1 PAID
NAME OF PERSON/ POSITION                   FROM REGISTRANT         EXPENSES                RETIREMENT                TO DIRECTORS
------------------------                   ---------------         ------------            -------------             ------------
Julian A. Brodsky,                            $16,000                  N/A                      N/A                     $16,000
Director
Francis J. McKay,                             $19,000                  N/A                      N/A                     $19,000
Director
Arnold M. Reichman,                           $     0                  N/A                      N/A                     $     0
Director
Robert Sablowsky,                             $ 8,000                  N/A                      N/A                     $ 8,000
Director
Marvin E. Sternberg,                          $19,000                  N/A                      N/A                     $19,000
Director
Donald van Roden,                             $24,000                  N/A                      N/A                     $24,000
Director and Chairman

----------------------

1 A FUND COMPLEX MEANS TWO OR MORE INVESTMENT COMPANIES THAT HOLD THEMSELVES OUT TO INVESTORS AS RELATED COMPANIES FOR PURPOSES OF INVESTMENT AND INVESTOR SERVICES, OR HAVE A COMMON INVESTMENT ADVISER OR HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER OF ANY OTHER INVESTMENT COMPANIES.


                  ON OCTOBER 24, 1990 THE FUND ADOPTED, AS A PARTICIPATING EMPLOYER, THE FUND OFFICE RETIREMENT PROFIT-SHARING PLAN AND TRUST AGREEMENT, A RETIREMENT PLAN FOR EMPLOYEES (CURRENTLY EDWARD J. ROACH AND ONE OTHER EMPLOYEE), PURSUANT TO WHICH THE FUND WILL CONTRIBUTE ON A QUARTERLY BASIS AMOUNTS EQUAL TO 10% OF THE QUARTERLY COMPENSATION OF EACH ELIGIBLE EMPLOYEE. BY VIRTUE OF THE SERVICES PERFORMED BY PNC INSTITUTIONAL MANAGEMENT CORPORATION ("PIMC"), THE PORTFOLIOS' ADVISER, PNC BANK, NATIONAL ASSOCIATION ("PNC BANK"), THE SUB-ADVISER TO ALL PORTFOLIOS OTHER THAN THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO, WHICH HAS NO SUB-ADVISER, AND THE FUND'S CUSTODIAN, PFPC INC. ("PFPC"), THE ADMINISTRATOR TO THE MUNICIPAL MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS AND THE FUND'S TRANSFER AND DIVIDEND DISBURSING AGENT, AND COUNSELLORS SECURITIES INC. (THE "DISTRIBUTOR"), THE FUND'S DISTRIBUTOR, THE FUND ITSELF REQUIRES ONLY TWO PART-TIME EMPLOYEES. DRINKER BIDDLE & REATH LLP, OF WHICH MR. JONES IS A PARTNER, RECEIVES LEGAL FEES AS COUNSEL TO THE FUND. NO OFFICER, DIRECTOR OR EMPLOYEE OF PIMC, PNC BANK, PFPC OR THE DISTRIBUTOR CURRENTLY RECEIVES ANY COMPENSATION FROM THE FUND.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. Under the Sub-Advisory Agreements, PIMC pays PNC Bank an annual fee equal to 75% of the investment advisory fees incurred by PIMC on behalf of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:



===========================================================================================================================
                                                              FEES PAID
                                                          (AFTER WAIVERS AND
PORTFOLIOS                                                  REIMBURSEMENTS)             WAIVERS              REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                        $5,366,431              $3,603,130                 $469,986
---------------------------------------------------------------------------------------------------------------------------
Municipal Money Market                                          $201,095              $1,269,553                  $14,921
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Government Obligations
Money Market Portfolio                                        $1,774,123                $647,063                 $404,193
---------------------------------------------------------------------------------------------------------------------------
New York Municipal
Money Market Portfolio                                           $21,831                $324,917                     ----
===========================================================================================================================



                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:



===========================================================================================================================
                                                               FEES PAID
                                                          (AFTER WAIVERS AND
PORTFOLIOS                                                  REIMBURSEMENTS)             WAIVERS              REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                        $4,174,375              $3,522,715                 $342,158
---------------------------------------------------------------------------------------------------------------------------
Municipal Money Market                                          $190,687              $1,218,973                  $17,576
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Government Obligations
Money Market Portfolio                                        $1,638,622                $671,811                 $406,954
---------------------------------------------------------------------------------------------------------------------------
New York Municipal
Money Market Portfolio                                            $2,709                $268,017                       $0
===========================================================================================================================



                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:



===========================================================================================================================
                                                              FEES PAID
                                                          (AFTER WAIVERS AND
PORTFOLIOS                                                  REIMBURSEMENTS)             WAIVERS              REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                        $2,274,697              $2,589,832                  $12,047
---------------------------------------------------------------------------------------------------------------------------
Municipal Money Market                                           $67,752              $1,041,321                  $11,593
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Government Obligations                                          $780,122                $398,363                       $0
Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------------
New York Municipal                                              $187,660                $187,660                  $12,656
Money Market Portfolio
===========================================================================================================================


                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors;
(j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (1) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses;
(n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. The Delta Classes pay their own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if these expenses are actually incurred in a different amount by the Delta Classes or if they receive different services.


                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 10, 1996 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989. The Advisory Agreement was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.


                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:



=============================================================================================================================
PORTFOLIOS                                                FEES PAID          WAIVERS                 REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market                                     $448,548            $0                          $0
Portfolio
-----------------------------------------------------------------------------------------------------------------------------
New York Municipal                                          $99,071            $0                          $0
Money Market Portfolio
=============================================================================================================================



                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:



=============================================================================================================================
                                                         FEES PAID
                                                          (AFTER
PORTFOLIOS                                                WAIVERS)          WAIVERS                  REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market                                    $428,209              $0                         $0
-----------------------------------------------------------------------------------------------------------------------------
New York Municipal                                         $67,204           $10,146                       $0
Money Market Portfolio
=============================================================================================================================



                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:



=============================================================================================================================
                                                    FEES PAID
                                                     (AFTER
PORTFOLIOS                                           WAIVERS)                WAIVERS                 REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market                                    $321,790           $6,233                        $0
Portfolio
-----------------------------------------------------------------------------------------------------------------------------
New York Municipal                                          $8,960           $44,657                       $0
Money Market Portfolio
=============================================================================================================================


                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank, (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.


                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Delta Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Delta Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Delta Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Delta Classes, (collectively, the "Distribution Agreements"), and separate Plans of Distribution for each of the Delta Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Delta Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans relating to the Delta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios were approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Delta Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Delta Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his positions with Fahnestock Co., Inc.

                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.


                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.


                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.

                  The Fund is required to identify any securities of its regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolio held the following securities:

PORTFOLIO                           SECURITY                          VALUE
---------                           --------                          -----
Money Market               Bear Stearns Companies, Inc.            $105,000,000
Portfolio                  Commercial Paper
Money Market               Bear Stearns Companies, Inc.
Portfolio                  Corporate Obligation                    $20,000,000




                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of each class in a Portfolio's cash, securities and other assets, subtracting the actual and accrued liabilities of the class, and dividing the result by the number of outstanding shares of the class. The net asset value per share of each class of the Fund is calculated independently from other classes of the Fund. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The net asset value per share of each class of the Portfolios is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 P.M. Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.


                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.



                             PERFORMANCE INFORMATION

                  Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven- calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.


                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/MONEY FUND REPORT(R), a widely recognized independent publication thaT monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.



                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.


                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.


                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.


                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.


                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.


                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap),50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High

Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap) 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money),100 million shares are classified as Class Alpha 4 Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2

Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class Janney Money Market Common Stock, Class Janney Municipal Money Market Common Stock, Class Janney Government Obligations Money Market Common Stock and Class Janney New York Municipal Money Market Common Stock constitute the Janney Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Funds, the n/i Numeric Investors Family, the Boston Partner Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family and the Janney Montgomery Scott Money Family represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios, and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families (collectively, the "Additional Families") represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand, L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

===============================================================================
PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
-------------------------------------------------------------------------------
Cash Preservation         Jewish Family and Children's                 44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103
-------------------------------------------------------------------------------
                          Dominic and Barbara Pisciotta                15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303
-------------------------------------------------------------------------------
Cash Preservation         Kenneth Farwell and Valerie                  11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107
-------------------------------------------------------------------------------
                          Gary L. Lange and                            32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750
-------------------------------------------------------------------------------
                          Andrew Diederich and                          6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131
-------------------------------------------------------------------------------
                          Gwendolyn Haynes                              5.2%
                          2757 Geyer
                          St. Louis, MO  63104
-------------------------------------------------------------------------------
                          Savannah Thomas Trust                         6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119
-------------------------------------------------------------------------------
Sansom Street Money       Wasner & Co.                                 32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113
-------------------------------------------------------------------------------
                          Saxon and Co.                                65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182

===============================================================================
PORTFOLIO                       NAME AND ADDRESS                  PERCENT OWNED
-------------------------------------------------------------------------------
BEA International         Blue Cross & Blue Shield of                   6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106
-------------------------------------------------------------------------------
                          Credit Suisse Private Banking                 6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028
-------------------------------------------------------------------------------
                          Indiana University Foundation                 5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500
-------------------------------------------------------------------------------
                          Employees Ret. Plan Marshfield                5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449
-------------------------------------------------------------------------------
                          State Street Bank & Trust                     5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992
-------------------------------------------------------------------------------
BEA International         Bob & Co.                                    87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)
-------------------------------------------------------------------------------
                          TRANSCORP                                    10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535
-------------------------------------------------------------------------------
BEA High Yield            Fidelity Investments                         15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987
-------------------------------------------------------------------------------
                          Guenter Full Trust Michelin                  17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001

===============================================================================
PORTFOLIO                       NAME AND ADDRESS                  PERCENT OWNED
-------------------------------------------------------------------------------
                          C S First Boston Pension Fund                 6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002
-------------------------------------------------------------------------------
                          Southdown Inc. Pension Plan                   9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980
-------------------------------------------------------------------------------
                          Edward J. Demske TTEE                         5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056
-------------------------------------------------------------------------------
BEA High Yield            Richard A. Wilson TTEE                       10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232
-------------------------------------------------------------------------------
                          Charles Schwab & Co.                         88.82%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122
-------------------------------------------------------------------------------
BEA Emerging Markets      Wachovia Bank North Carolina                 26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819
-------------------------------------------------------------------------------
                          Hall Family Foundation                       38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400
-------------------------------------------------------------------------------
                          Arkansas Public Employees                    18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704
-------------------------------------------------------------------------------
BEA Emerging Markets      Charles Schwab & Co.                         22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175

===============================================================================
PORTFOLIO                       NAME AND ADDRESS                  PERCENT OWNED
-------------------------------------------------------------------------------
                          Donald W. Allgood                            72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541
-------------------------------------------------------------------------------
BEA US Core Equity        Patterson & Co.                              43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)
-------------------------------------------------------------------------------
                          Credit Suisse Private Banking                13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028
-------------------------------------------------------------------------------
                          Fleet National Bank Trust                     5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900
-------------------------------------------------------------------------------
                          Werner & Pfleiderer Pension                   6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220
-------------------------------------------------------------------------------
                          Washington Hebrew Congregation               11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799
-------------------------------------------------------------------------------
BEA US Core Fixed         New England UFCW & Employers'                24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606
-------------------------------------------------------------------------------
                          Patterson & Co.                               6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829
-------------------------------------------------------------------------------
                          MAC & Co                                      5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198

===============================================================================
PORTFOLIO                       NAME AND ADDRESS                  PERCENT OWNED
-------------------------------------------------------------------------------
                          Fidelity Investments                          9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse First
                          Boston Employee's Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987
-------------------------------------------------------------------------------
                          DCA Food Industries Inc.                      8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255
-------------------------------------------------------------------------------
                          State St. Bank & Trust TTE                    6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470
-------------------------------------------------------------------------------
                          The Valley Foundation                         6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594
-------------------------------------------------------------------------------
BEA Strategic Global      Sunkist Master Trust                         32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313
-------------------------------------------------------------------------------
                          Patterson & Co.                              23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829
-------------------------------------------------------------------------------
                          Key Trust Co. of Ohio                        18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870
-------------------------------------------------------------------------------
                          Hard & Co.                                   17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012
-------------------------------------------------------------------------------
BEA Municipal Bond        William A. Marquard                          39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716

===============================================================================
PORTFOLIO                       NAME AND ADDRESS                  PERCENT OWNED
-------------------------------------------------------------------------------
                          Arnold Leon                                  13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199
-------------------------------------------------------------------------------
                          Irwin Bard                                    6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908
-------------------------------------------------------------------------------
                          S. Finkelstein Family Fund                    5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827
-------------------------------------------------------------------------------
BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.              17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)
-------------------------------------------------------------------------------
                          Bea Associates 401K                          11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611
-------------------------------------------------------------------------------
                          John B. Hurford                              47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611
-------------------------------------------------------------------------------
n/i Numeric Investors     Charles Schwab & Co. Inc.                    15.3%
Micro Cap Fund            Special Custody Account for the
(Class FF)                Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
-------------------------------------------------------------------------------
                          Public Inst. for Social Security              6.1%
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209
-------------------------------------------------------------------------------
                          Portland General Corp.                       13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202

===============================================================================
PORTFOLIO                       NAME AND ADDRESS                  PERCENT OWNED
-------------------------------------------------------------------------------
                          State Street Bank and                         7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171
-------------------------------------------------------------------------------
n/i Numeric Investors     Charles Schwab & Co. Inc.                    18.6%
Growth Fund               Special Custody Account for the
(Class GG)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
-------------------------------------------------------------------------------
                          U.S. Equity Investment                        6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477
-------------------------------------------------------------------------------
                          Portland General Corp. VEBA                   5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202
-------------------------------------------------------------------------------
                          CitiBank FSB                                 18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607
-------------------------------------------------------------------------------
n/i Numeric Investors     Charles Schwab & Co. Inc.                    22.9%
Growth and Value Fund     Special Custody Account for the
(Class HH)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

===============================================================================
PORTFOLIO                       NAME AND ADDRESS                  PERCENT OWNED
-------------------------------------------------------------------------------
                          Chase Manhattan Bank                          6.0%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660
-------------------------------------------------------------------------------
Boston Partners Large     Dr. Janice B. Yost                           26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302
-------------------------------------------------------------------------------
                          Saxon and Co.                                12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182
-------------------------------------------------------------------------------
                          Irving Fireman's Relief & Ret                 8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061
-------------------------------------------------------------------------------
                          John N. Brodson and                          10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611
-------------------------------------------------------------------------------
                          Wells Fargo Bank                             15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308
-------------------------------------------------------------------------------
                          Hawaiian Trust Company LTD                    6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170
-------------------------------------------------------------------------------
                          Shady Side Academy Endowment                 11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238

===============================================================================
PORTFOLIO                       NAME AND ADDRESS                  PERCENT OWNED
-------------------------------------------------------------------------------
Boston Partners Large     Fleet National Bank TTEE                      7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692
-------------------------------------------------------------------------------
                          National Financial Services                  25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281
-------------------------------------------------------------------------------
                          Joseph P. Scherer                            10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002
-------------------------------------------------------------------------------
                          Linda C. Brodson                              7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035
-------------------------------------------------------------------------------
                          John N. Brodson                               7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035
-------------------------------------------------------------------------------
                          Charles Schwab & Co. Inc.                    12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104
-------------------------------------------------------------------------------
                          Mark R. Scott                                 6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090
-------------------------------------------------------------------------------
Boston Partners Mid       National Financial SVCS Corp.                27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281

===============================================================================
PORTFOLIO                       NAME AND ADDRESS                  PERCENT OWNED
-------------------------------------------------------------------------------
                          Charles Schwab & Co. Inc.                    32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104
-------------------------------------------------------------------------------
                          George B. Smithy, Jr.                        13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181
-------------------------------------------------------------------------------
                          John N. Brodson                               6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035
-------------------------------------------------------------------------------
                          Linda C. Brodson                              6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035
-------------------------------------------------------------------------------
Boston Partners Mid       Wells Fargo Bank Cust                         5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389
-------------------------------------------------------------------------------
                          USNB of Oregon                               77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208
===============================================================================


                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

PROSPECTUS

THE GAMMA FAMILY


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO




                                                               DECEMBER 1, 1997

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                                TABLE OF CONTENTS
                                                                            PAGE


         INTRODUCTION........................................................  4
         FINANCIAL HIGHLIGHTS................................................  8
         INVESTMENT OBJECTIVES AND POLICIES..................................  8
         PURCHASE AND REDEMPTION OF SHARES................................... 25
         NET ASSET VALUE..................................................... 31
         MANAGEMENT.......................................................... 32
         DISTRIBUTION OF SHARES.............................................. 35
         DIVIDENDS AND DISTRIBUTIONS......................................... 36
         TAXES............................................................... 36
         DESCRIPTION OF SHARES............................................... 39
         OTHER INFORMATION................................................... 40



                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware


                                     COUNSEL
                           Drinker Biddle & Reath LLP
                           Philadelphia, Pennsylvania


                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                THE GAMMA FAMILY
                                       OF
                               THE RBB FUND, INC.


                  The Gamma Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares of the classes (collectively, the "Gamma Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (together, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

                           MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

                           MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.

                           GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                           The New York Municipal Money Market Portfolio may
invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.

                  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                  An investor may purchase and redeem Shares of any of the Theta classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Portfolios, PNC Bank, National Association ("PNC Bank") serves as sub-adviser for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and serves as custodian for the Fund. PFPC Inc. ("PFPC") serves as administrator of the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the Internet Web Site (http://www.sec.gov).

                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                    December 1,  1997

                                  INTRODUCTION


                  The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Gamma Classes") offered by this Prospectus represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.


                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.


                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


                  The Portfolios' investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub- adviser, and serves as custodian to the Fund. PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


         An investor may purchase and redeem Shares of any of the Gamma Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Gamma Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

         FEE TABLE


         ESTIMATED ANNUAL FUND OPERATING EXPENSES (GAMMA CLASSES)
         (as a percentage of average daily net assets)

                  The Fee Table below contains a summary of the annual operating expenses of the Gamma Classes based on expenses expected to be incurred for the current fiscal period, as a percentage of average daily net assets. An example based on the summary is also shown.

                                                       GOVERNMENT     NEW YORK
                                          MUNICIPAL    OBLIGATIONS    MUNICIPAL
                          MONEY MARKET  MONEY MARKET  MONEY MARKET  MONEY MARKET
                            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                          ------------  ------------  ------------  ------------
Management Fees (after
  waivers) (1)..........       .22%          .04%           .30%         .02%
12b-1 Fees..............       .53           .56            .56          .52
Other Expenses .........       .22           .25           .115          .28
                              ----          ----           ----         ----
Total Fund Operating
  Expenses
  (after waivers)(1)....       .97%          .85%          .975%         .80%
                              ====          ====           ====         ====

(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio, Management Fees would be .37%, .33%, .41% and .35%, respectively, and Total Fund Operating Expenses would be 1.12%, 1.14%, 1.09% and 1.13%, respectively.


         EXAMPLE

         An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                1 YEAR      3 YEAR       5 YEARS      10 YEARS
                                ------      ------       -------      --------


Money Market*.................    $10          $31         $54          $119
Municipal Money Market*.......    $ 9          $27         $47          $105
Government Obligations
  Money Market*...............    $10          $31         $54          $120
New York Municipal
  Money Market*...............    $ 8          $25         $44          $ 99


* Other classes of these Portfolios are sold with different fees and expenses.


                  The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Gamma Classes)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Gamma Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on estimated costs and estimated fees expected to be charged to the Gamma Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal, New York State and New York City personal income taxes at stated rates.


                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Gamma Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Gamma Classes are not reflected in the yields of the Gamma Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the

Gamma Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."


                              FINANCIAL HIGHLIGHTS


                  No financial data is supplied for the Portfolios because, as of the date of this Prospectus, the Portfolios had no performance history.



                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO


                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests. There is no assurance that the investment objective of the Money Market Portfolio will be achieved.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.


                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.


                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.


                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a portfolio will generally be at lower rates than the rates on the prepaid obligations.

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").


                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two (2) highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Rating Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a

Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, and variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Money Market Portfolio may not:

                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)


                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.

                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO


                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved.


                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.



                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the

Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio, as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."


                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio-- Eligible Securities."


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Municipal Money Market Portfolio may not:


                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.

                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in the obligations at the time of purchase of issuers in the same industry.


                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                           1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO


                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government Obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                  Due to fluctuations in interest rates, the market value of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities may vary. Certain government securities held by the Portfolio may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved.


                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."


                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements."

                  MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. The Portfolio may also acquire asset-backed securities as described under "Investment Objectives and Policies--Money Market Portfolio-- Asset-Backed Securities."


                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and
Policies--Illiquid

Securities" in the Statement of Additional Information.


                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The following investment limitations may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)


                           3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.



                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO


                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short- term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies-- Municipal Money Market Portfolio-- Municipal Obligations."

                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.


                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax- Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market

Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated. The Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.


                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market
Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."

                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's Investor Service, Inc. ("Moody's") or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities." For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio--Eligible

Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.


                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security than a diversified portfolio. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities.


                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems, which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.


                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Portfolio's shares. Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The New York Municipal Money Market Portfolio may not:


                           1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)


                           2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.



                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES



                  GENERAL. Gamma Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Gamma Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is

$100. The Fund in its sole discretion may accept or reject any order for purchases of Gamma Shares.


                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by PFPC by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Gamma Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investment Account requirements. Even if a broker does not impose a sales charge for purchases of Gamma Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker, and this Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker and who desire to transfer such shares to the street name account of another broker should contact their current broker.

                  A broker may offer investors maintaining Accounts the ability to purchase Gamma Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Gamma Class designated by the investor as the "Primary Gamma Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Gamma Class at any time by so instructing his broker.


                  If a broker makes special arrangements under which orders for Gamma Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made available in Federal Funds to the Fund's custodian prior to the close of regular trading of the NYSE, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Gamma Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Gamma Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Gamma Family" to the Gamma Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Gamma Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. The Fund does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's

Federal Funds wire, for an initial investment, it is important that an investor follows these steps:


                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide your name, address, telephone number, Social Security or Tax Identification Number, the Gamma Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)


                           B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:


                                    PNC Bank, N.A., Philadelphia, Pa.
                                    ABA-0310-0005-3.
                                    FROM:   (name of investor)
                                    ACCOUNT NUMBER: (investor's account  number
                                                with the Portfolio)
                                    FOR PURCHASE OF: (name of the Portfolio)
                                    AMOUNT:   (amount to be invested)

                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.


For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Gamma Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Gamma Shares in an Account may redeem Gamma Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker.

If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

                  An investor's brokerage firm may also redeem each day a sufficient number of Shares of the Primary Gamma Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.


                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Gamma Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

                  Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073.

Neither the Fund, the Distributor, the Portfolios, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and
(6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions. For accounts held of record by a broker-dealer, financial institutions, securities dealers, financial planners, trustee, custodian other than the Distributor or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  Proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Gamma Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                 NET ASSET VALUE


                  The net asset value per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon

Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value per share of each class is calculated by adding the value of the proportionate interest of each class in the securities, cash and other assets of the Portfolio, subtracting the accrued and actual liabilities of the class and dividing the result by the number of its shares outstanding of the class. The net asset value per share of each class is determined independently of any of the Fund's other classes.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                                   MANAGEMENT

BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two separate investment portfolios. Each of the Gamma Classes represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER


                  PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company.


                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.

                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.

                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any

Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.

ADMINISTRATOR

                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."


DISTRIBUTOR

                  Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Gamma Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements") with the Fund on behalf of each of the Gamma Classes.

EXPENSES


                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser and administrator's fees and fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolios and the Shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to a Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser may assume expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.



                             DISTRIBUTION OF SHARES


                  The Board of Directors of the Fund approved and adopted the Distribution Agreements and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Gamma Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Gamma Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Agreements the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Gamma Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Gamma Class the fee agreed to under the relevant Distribution Agreement. Payments under the plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.



                           DIVIDENDS AND DISTRIBUTIONS

                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Gamma Class unless a shareholder elects otherwise.


                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.



                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal and state income tax consequences described above.



                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE GAMMA CLASSES OF THE MONEY MARKET, MUNICIPAL MONEY MARKET, GOVERNMENT OBLIGATIONS MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE GAMMA CLASSES OF THESE PORTFOLIOS.


                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this

Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


                  As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


                  The Fund will issue share certificates for any of the Gamma Shares only upon the written request of a shareholder sent to PFPC.


                                OTHER INFORMATION

REPORTS AND INQUIRIES


                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196).

                                  GAMMA FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Gamma Shares"), each representing interests in one of four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio (formerly the Tax-Free Money Market Portfolio), the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Gamma Family Prospectus of the Fund dated December 1, 1997, (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.


                                    CONTENTS


                                                                      PROSPECTUS
                                                             PAGE        PAGE
                                                             ----     ----------
General..................................................      3            4
Investment Objectives And Policies.......................      3            8
Directors And Officers...................................     37          N/A
Investment Advisory, Distribution and Servicing
  Arrangements...........................................     42           32
Portfolio Transactions...................................     49          N/A
Purchase and Redemption Information......................     51           29
Valuation of Shares......................................     51           31
Performance Information..................................     53          N/A
Taxes....................................................     54           36
Additional Information Concerning
  Fund Shares............................................     59           39
Miscellaneous............................................     62          N/A
Financial Statements.....................................    N/A          N/A
Appendix A...............................................    A-1          N/A



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR


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REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR
ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR
BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY
BE MADE.


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                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand


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instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market, Municipal Money Market and New York Municipal Money Market Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market, Municipal Money Market or New York Municipal Money Market Portfolios have such commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio,


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Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at
any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are

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different from investments in securities of domestic branches of U.S. banks.
These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain


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additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.


                  MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes


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industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of


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this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


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                  The Money Market and Government Obligations Portfolios may
invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt


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of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.


                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.


                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying
(2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or
(b) that are


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not unconditional, provided that the demand feature satisfies (2), (3) or (4)
above, and the demand instrument or long-term obligations of the issuer satisfy
(2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one Rating Organization or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the


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Portfolios' adviser that an adequate trading market exists for the securities.
This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.


                  Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

                  STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

                  State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. According to data published by the U.S. Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher than the national rate.

                  There can be no assurance that the State economy will not experience worse-than-predicted results in the 1997-1998 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  STATE BUDGET. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all monies and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

                  The State's budget for the 1997-98 fiscal year was adopted by the Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for State- supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and was based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year (the "1997-98 State Financial Plan"). In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. There can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

                  The adopted 1997-98 budget projected an increase in General Fund disbursements of $1.7 billion or 5.2 percent over 1996-97 levels. The General Fund's average annual growth rate over the last three fiscal years was approximately 1.2 percent. State Funds disbursements (excluding federal grants) are projected to increase by 5.4 percent from the 1996-97 fiscal year. All Governmental Funds projected disbursements increase by 7.0 percent over the 1996-97 fiscal year.

                  The 1997-98 State Financial Plan is projected to be balanced on a cash basis. The Financial Plan projections include a reserve for future needs of $530 million. As compared to the Governor's Executive Budget as amended in February 1997, the State's adopted budget for 1997-98 increased General Fund spending by $1.7 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-98 fiscal year, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, re- estimates of social service, fringe benefit and other spending, and certain non-recurring resources.

                  The 1997-98 adopted budget includes multi-year reductions, including a State-funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. These reductions are intended to reduce the overall level of State and local taxes in New York and to improve the State's competitive position vis-a-vis other states. The various elements of the State and local tax and assessments reductions have little or no impact on the 1997-98 State Financial Plan, and do not begin to materially affect the outyear projections until the State's 1999-2000 fiscal year.

                  The Division of the Budget estimates that the 1997-98 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $270 million (or 0.7 percent of total General Fund receipts). These include the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance is composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.

                  The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the financial plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results, however, could differ materially and adversely from the projections set forth in the 1997-98 State Financial Plan, and those projections may be changed materially and adversely from time to time.

                  In the past, the State has taken management actions and made use of internal sources to address potential State financial plan shortfalls, and the Division of Budget believes it could take similar actions should variances occur in its projections for the current fiscal year.

                  In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

                  Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in New York State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

                  On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000- 2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State

Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2001 State fiscal year could grow to nearly $12 billion.

                  RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

                  Total General Fund receipts and transfers from other funds in the 1997-98 fiscal year are projected to be $35.09 billion, an increase of over $2 billion or approximately 6% from the $33.04 billion recorded in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected at $34.60 billion, an increase of $1.7 billion or approximately 5% from the total in the prior fiscal year.

                  The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1997 showed a total equity balance in its combined governmental funds of $826 million, reflecting assets of $15.87 billion and liabilities of $15.04 billion.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of its authorities and public benefit corporations ("Authorities"). Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the

State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

                  In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which were to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year, it was required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

                  On January 13, 1992, Standard & Poor's Ratings Services ("S&P") reduced its ratings on the State's general obligation bonds from A to A-and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. See Appendix "A" for an explanation of bond ratings. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

                  The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding bond anticipation notes) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of $311 million in certificates of participation (including costs of issuance, reserve funds and other costs) during the State's 1997-98 fiscal year for equipment purchases. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

                  Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $1.9 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects.

                  In the 1997 legislative session, the Legislature also approved two new authorizations for lease-purchase and contractual obligation financings. An aggregate $425 million was authorized for four public authorities for the Community Enhancement Facility Program for economic development purposes. The Legislature also authorized the issuance of up to $40 million to finance the expansion and improvement of facilities at the Albany County airport.

                  Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $749.6 million for the 1996-97 fiscal year, and are estimated to be $720.9 million for the 1997-98 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $329.5 million for the 1996-97 fiscal year, and are estimated to be $329.6 million for the 1997-98 fiscal year. State lease-purchase and contractual-obligation payments were $1.74 billion in fiscal year 1996-97, and are estimated to be $2.21 billion in fiscal year 1997-98.

                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) an action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (7) challenges to certain aspects of petroleum business taxes; (8) an action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for disabled children; (11) an action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non- Indian consumers on Indian reservations; and (12) a challenge to the constitutionality of Clean Water/Clean Air Bond Act.

                  Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal year 1996-97, $193 million in fiscal year 1997-98, peaking at $241 million in fiscal year 1998- 99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF DELAWARE V. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain monies held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the 1996-97 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $364 million, of which $134 million is expected to be paid during the 1997-98 fiscal year.

                  Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1996, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $75.4 billion, only a portion of which constitutes State-supported or State-related debt.

                  Authorities are generally supported by revenues generated by the projects they finance or operate, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

                  For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

                  In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. Moody's ratings of City bonds were revised in November 1981 from B (in effect since
1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

                  New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2,

1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1997, MAC had outstanding an aggregate of approximately $4.267 billion of its bonds. MAC is authorized to issue bonds and notes to refund its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through the 1997 fiscal year in the event the City fails to provide such financing.


                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.


                  The most recent quarterly modification to the City's financial plan for the 1997 fiscal year, which was submitted to the Control Board on June 10, 1997 (the "1997 Modification"), projected a balanced budget in accordance with GAAP for the 1997 fiscal year, after taking into account an increase in projected tax revenues of $1.2 billion during the 1997 fiscal year and a discretionary prepayment in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years.

                  On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and the City University of New York and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The financial plan included increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the financial plan reflected the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and included actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap-closing actions included (i) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan also set forth projections for the 1999 through 2001 fiscal years and projected gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan assumed approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the 1998-2001 Financial Plan assumed will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan also assumed (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenues of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the costs containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the 1998-2001 Financial Plan but was not provided for in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan reflected the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The 1998-2001 Financial Plan provided no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.

                  Since the preparation of the 1998-2001 Financial Plan, the State has adopted its budget for the 1997-1998 fiscal year. The State budget (1) enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; (2) provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State-funded tax relief program which begins a year later than reflected in the financial plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year.

                  Although the City has maintained balanced budgets in each of its last sixteen fiscal years and is projected to achieve balanced operating results for the 1997 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998- 2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

                  The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

                  Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

                  The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

                  The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

                  Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

                  Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

                  Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and that was largely continued in 1997. Twenty-eight municipalities are scheduled to share in more than $32 million in targeted unrestricted aid allocated in the 1997-98 State budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in New York State other than New York City was approximately $19 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units, other than New York City, authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

                  From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.


INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:


                           (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);


                           (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a

         Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                           (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;


                           (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                           (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (7) purchase or sell commodities or commodity contracts;

                           (8) invest in oil, gas or mineral exploration or development programs;

                           (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                           (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (11) make investments for the purpose of exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.


                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.


                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more NRSROs in the highest rating category for such securities, (ii) if rated by only one NRSRO, are rated by such NRSRO in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.


                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamnetal investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                           1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.


                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the

         Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)


                           3. Act as an underwriter.

                           4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.


                  The foregoing investment limitations cannot be changed without shareholder approval.


                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:


                           (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                           (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;


                           (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                           (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (6) purchase or sell commodities or commodity contracts;

                           (7) invest in oil, gas or mineral exploration or development programs;

                           (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                           (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (10) make investments for the purpose of exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                           1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.


                             DIRECTORS AND OFFICERS

                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
Arnold M. Reichman, 49*             Director            Senior Managing
466 Lexington Avenue                                    Director, Chief
New York, NY  10017                                     Operating Officer and
                                                        Assistant Secretary,
                                                        Warburg Pincus Asset
                                                        Management, Inc.;
                                                        Director and Executive
                                                        Officer, Counsellors
                                                        Securities, Inc.;
                                                        Director/Trustee of
                                                        various investment
                                                        companies advised by
                                                        Warburg Pincus Asset
                                                        Management, Inc.

Robert Sablowsky, 58**              Director            Senior Vice
110 Wall Street                                         President, Fahnestock
New York, NY  10005                                     & Co., Inc. (a
                                                        registered broker-
                                                        dealer); 1985 to
                                                        1996, Executive Vice
                                                        President of Gruntal
                                                        & Co., Inc.,
                                                        Director, Gruntal &
                                                        Co., Inc. (a
                                                        registered broker-
                                                        dealer)

Francis J. McKay, 60                Director            Since 1963, Executive
7701 Burholme Avenue                                    Vice President, Fox
Philadelphia, PA                                        Chase Cancer Center
19111                                                   (biomedical research
                                                        and medical care.)

                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
Marvin E. Sternberg, 62             Director            Since 1974, Chairman,
937 Mt. Pleasant Road                                   Director and
Bryn Mawr, PA  19010                                    President, Moyco
                                                        Industries, Inc.
                                                        (manufacturer of dental
                                                        supplies and precision
                                                        coated abrasives); since
                                                        1968, Director and
                                                        President, Mart MMM,
                                                        Inc. (formerly
                                                        Montgomeryville
                                                        Merchandise Mart, Inc.)
                                                        and Mart PMM, Inc.
                                                        (formerly Pennsauken
                                                        Merchandise Mart, Inc.
                                                        (shopping centers); and
                                                        since 1975, Director and
                                                        Executive Vice
                                                        President, Cellucap Mfg.
                                                        Co., Inc. (manufacturer
                                                        of disposable headwear).

Julian A. Brodsky, 63               Director            Director and Vice-
1234 Market Street                                      Chairman, 1969 to
16th Floor                                              present, Comcast
Philadelphia, PA                                        Corporation;
19107-3723                                              Director, Comcast
                                                        Cablevision of
                                                        Philadelphia (cable
                                                        television and
                                                        communications) and
                                                        Nextel (wireless
                                                        communications).

                                    POSITION            PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND           DURING PAST FIVE YEARS
------------------------            ---------           ----------------------
Donald van Roden, 73                Director            Self-employed
1200 Old Mill Lane                                      businessman.  From
Wyomissing, PA  19610                                   February 1980 to
                                                        March 1987, Vice
                                                        Chairman, SmithKline
                                                        Beecham Corporation
                                                        (pharmaceuticals);
                                                        Director, AAA Mid-
                                                        Atlantic (auto service);
                                                        Director, Keystone
                                                        Insurance Co.

Edward J. Roach, 73                 President and       Certified Public
Suite 100                           Treasurer           Accountant; Vice
Bellevue Park                                           Chairman of the Board
Corporate Center                                        of Fox Chase Cancer
400 Bellevue Parkway                                    Center; Trustee
Wilmington, DE  19808                                   Emeritus, Pennsylvania
                                                        School for the Deaf;
                                                        Trustee Emeritus,
                                                        Immaculata College;
                                                        President or Vice
                                                        President and Treasurer
                                                        of various investment
                                                        companies advised by PNC
                                                        Institutional Management
                                                        Corporation; Director,
                                                        The Bradford Funds, Inc.

Morgan R. Jones, 58                 Secretary           Chairman, the law
Drinker Biddle &                                        firm of Drinker
Reath LLP                                               Biddle and Reath LLP;
1345 Chestnut Street                                    Director, Rocking
Philadelphia, PA                                        Horse Child Care
19107-3496                                              Centers of America,
                                                        Inc.

-----------------------
* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Fahnestock & Co., Inc., a broker-dealer.

                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of the Fund $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Fund are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1996 each of the following members of the Board of Directors received compensation from the Fund in the following amounts:

                                              DIRECTORS' COMPENSATION


                                                                                  TOTAL
                                            PENSION OR                            COMPENSATION
                          AGGREGATE         RETIREMENT          ESTIMATED         FROM REGISTRANT
                          COMPENSATION      BENEFITS ACCRUED    ANNUAL            AND FUND
NAME OF PERSON/           FROM              AS PART OF FUND     BENEFITS UPON     COMPLEX 1 PAID TO
POSITION                  REGISTRANT        EXPENSES            RETIREMENT        DIRECTORS
------------------        ------------      ---------------     -------------     ----------------
Julian A. Brodsky,           $16,000              N/A                N/A              $16,000
Director
Francis J. McKay,            $19,000              N/A                N/A              $19,000
Director
Arnold M. Reichman,          $     0              N/A                N/A              $     0
Director
Robert Sablowsky,            $ 8,000              N/A                N/A              $ 8,000
Director
Marvin E. Sternberg,         $19,000              N/A                N/A              $19,000
Director
Donald van Roden,            $24,000              N/A                N/A              $24,000
Director and Chairman

----------------------
1 A FUND COMPLEX MEANS TWO OR MORE INVESTMENT COMPANIES THAT HOLD THEMSELVES OUT TO INVESTORS AS RELATED COMPANIES FOR PURPOSES OF INVESTMENT AND INVESTOR SERVICES, OR HAVE A COMMON INVESTMENT ADVISER OR HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER OF ANY OTHER INVESTMENT COMPANIES.

                  On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee) pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolio's adviser, PNC Bank, National Association ("PNC Bank"), the sub-advisor to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, and the fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a Partner, receives compensation as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. Under the sub-advisory agreements, PIMC pays PNC Bank an annual fee equal to 75% of the investment advisory fees received by PIMC on behalf of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market                 $5,366,431           $3,603,130          $469,986
Portfolio

Municipal                    $  201,095           $1,269,553          $ 14,921
Money Market
Portfolio

Government
Obligations                  $1,774,123           $  647,063          $404,193
Money Market
Portfolio

New York
Municipal                    $   21,831           $  324,917          $      0
Money Market
Portfolio

                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market                 $4,174,375           $3,522,715         $342,158
Portfolio

Municipal                    $  190,687           $1,218,973         $ 17,576
Money Market
Portfolio

Government
Obligations                  $1,638,622           $  671,811         $406,954
Money Market
Portfolio

New York
Municipal                    $    2,709           $  268,017         $     0
Money Market
Portfolio

                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Money Market                 $2,274,697           $2,589,832        $12,047
Portfolio

Municipal Money              $   67,752           $1,041,321        $11,593
Market Portfolio

Government                   $  780,122           $  398,363        $     0
Obligations
Money Market
Portfolio

New York                     $  187,660           $  187,660        $12,656
Municipal Money
Market Portfolio


                  The Gamma Classes of the Fund pay their own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Gamma Classes or if they receives different services.

                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualification; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders; and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. The Gamma Classes of the Fund pay their own distribution fees, and may pay a different share than other classes of the Funds of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Gamma Classes or if they receive different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989. The Advisory Agreement was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.


                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

PORTFOLIOS                  FEES PAID              WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Municipal Money              $448,548                $0              $0
Market Portfolio

New York Municipal             99,071                $0              $0
Money Market
Portfolio


                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Municipal Money               $428,209             $     0             $0
Market

New York Municipal            $ 67,204             $10,146             $0
Money Market
Portfolio

                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                            FEES PAID
                              (AFTER
                           WAIVERS AND
PORTFOLIOS                REIMBURSEMENTS)          WAIVERS        REIMBURSEMENTS
----------                ---------------          -------        --------------
Municipal Money               $321,790             $ 6,233              $0
Market Portfolio

New York Municipal            $  8,960             $44,657              $0
Money Market
Portfolio




                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.


                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Gamma Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Gamma Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Gamma Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios.

Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution contract, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Gamma Classes, (collectively, the "Distribution Agreements") and separate Plans of Distribution for each of the Gamma Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Gamma Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans relating to the Gamma Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios were approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Gamma Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Gamma Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc.



                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.


                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                  The Fund is required to identify any securities of its regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolios held the following securities:

PORTFOLIO                     SECURITY                           VALUE
---------                     --------                           -----
Money Market Portfolio        Bear Stearns Companies,            $105,000,000
                              Inc. Commercial Paper

Money Market Portfolio        Bear Stearns Companies,            $ 20,000,000
                              Inc. Corporate Obligation


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of each class in a Portfolio's cash, securities and other assets, subtracting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class will be determined independently of each other class of the Fund. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those

United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.


                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                             PERFORMANCE INFORMATION


                  Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven- calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.


                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication thaT monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.



                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government

Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.


                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.


                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.


                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap),50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap) 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money),100 million shares are classified as Class Alpha 4 Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class Janney Money Market Common Stock, Class Janney Municipal Money Market Common Stock, Class Janney Government Obligations Money Market Common Stock and Class Janney New York Municipal Money Market Common Stock constitute the Janney Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Funds, the n/i Numeric Investors Family, the Boston Partner Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family and the Janney Montgomery Scott Money Family represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios, and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families (collectively, the "Additional Families") represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
Cash Preservation         Jewish Family and Children's          44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103

                          Dominic and Barbara Pisciotta         15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303

Cash Preservation         Kenneth Farwell and Valerie           11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107

                          Gary L. Lange and                     32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750

                          Andrew Diederich and                   6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131

                          Gwendolyn Haynes                       5.2%
                          2757 Geyer
                          St. Louis, MO  63104

                          Savannah Thomas Trust                  6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
Sansom Street Money       Wasner & Co.                          32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113

                          Saxon and Co.                         65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182

BEA International         Blue Cross & Blue Shield of            6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106

                          Credit Suisse Private Banking          6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028

                          Indiana University Foundation          5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500

                          Employees Ret. Plan Marshfield         5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449

                          State Street Bank & Trust              5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992

BEA International         Bob & Co.                             87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)

                          TRANSCORP                             10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
BEA High Yield            Fidelity Investments                  15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          Guenter Full Trust Michelin           17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001

                          C S First Boston Pension Fund          6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002

                          Southdown Inc. Pension Plan            9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980

                          Edward J. Demske TTEE                  5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056

BEA High Yield            Richard A. Wilson TTEE                10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232

                          Charles Schwab & Co.                  88.82%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122

BEA Emerging Markets      Wachovia Bank North Carolina          26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Hall Family Foundation                38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400

                          Arkansas Public Employees             18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704

BEA Emerging Markets      Charles Schwab & Co.                  22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175

                          Donald W. Allgood                     72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541

BEA US Core Equity        Patterson & Co.                       43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)

                          Credit Suisse Private Banking         13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028

                          Fleet National Bank Trust              5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900

                          Werner & Pfleiderer Pension            6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220

                          Washington Hebrew Congregation        11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799

BEA US Core Fixed         New England UFCW & Employers'         24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Patterson & Co.                        6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          MAC & Co                               5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198

                          Fidelity Investments                   9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse First
                          Boston Employee's Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          DCA Food Industries Inc.               8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255

                          State St. Bank & Trust TTE             6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470

                          The Valley Foundation                  6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594

BEA Strategic Global      Sunkist Master Trust                  32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313

                          Patterson & Co.                       23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          Key Trust Co. of Ohio                 18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Hard & Co.                            17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012

BEA Municipal Bond        William A. Marquard                   39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716

                          Arnold Leon                           13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199

                          Irwin Bard                             6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908

                          S. Finkelstein Family Fund             5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827

BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.       17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)

                          Bea Associates 401K                   11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611

                          John B. Hurford                       47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611

n/i Numeric Investors     Charles Schwab & Co. Inc.             15.3%
Micro Cap Fund            Special Custody Account for the
(Class FF)                Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Public Inst. for Social Security       6.1%
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Portland General Corp.                13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          State Street Bank and                  7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171

n/i Numeric Investors     Charles Schwab & Co. Inc.             18.6%
Growth Fund               Special Custody Account for the
(Class GG)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          U.S. Equity Investment                 6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477

                          Portland General Corp. VEBA            5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          CitiBank FSB                          18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
n/i Numeric Investors     Charles Schwab & Co. Inc.             22.9%
Growth and Value Fund     Special Custody Account for the
(Class HH)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Chase Manhattan Bank                   6.2%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660

Boston Partners Large     Dr. Janice B. Yost                    26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302

                          Saxon and Co.                         12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182

                          Irving Fireman's Relief & Ret          8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061

                          John N. Brodson and                   10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611

                          Wells Fargo Bank                      15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308

                          Hawaiian Trust Company LTD             6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Shady Side Academy Endowment          11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238

Boston Partners Large     Fleet National Bank TTEE               7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692

                          National Financial Services           25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281

                          Joseph P. Scherer                     10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002

                          Linda C. Brodson                       7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          John N. Brodson                        7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Charles Schwab & Co. Inc.             12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Mark R. Scott                          6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
Boston Partners Mid       National Financial SVCS Corp.         27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281

                          Charles Schwab & Co. Inc.             32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104

                          George B. Smithy, Jr.                 13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181

                          John N. Brodson                        6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Linda C. Brodson                       6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

Boston Partners Mid       Wells Fargo Bank Cust                  5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389

                          USNB of Oregon                        77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208


                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

PROSPECTUS

THE ETA FAMILY


MONEY MARKET PORTFOLIO

----------------------
MUNICIPAL
MONEY MARKET PORTFOLIO

----------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

----------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO




                                                               DECEMBER 1, 1997

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                                TABLE OF CONTENTS
                                                                           PAGE

INTRODUCTION................................................................  4
FINANCIAL HIGHLIGHTS........................................................  8
INVESTMENT OBJECTIVES AND POLICIES..........................................  8
PURCHASE AND REDEMPTION OF SHARES........................................... 25
NET ASSET VALUE............................................................. 32
MANAGEMENT.................................................................. 32
DISTRIBUTION OF SHARES...................................................... 35
DIVIDENDS AND DISTRIBUTIONS................................................. 36
TAXES....................................................................... 36
DESCRIPTION OF SHARES....................................................... 39
OTHER INFORMATION........................................................... 40




                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware


                                     COUNSEL
                           Drinker Biddle & Reath LLP
                           Philadelphia, Pennsylvania


                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                 THE ETA FAMILY
                                       OF
                               THE RBB FUND, INC.


                  The Eta Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares of the classes (collectively, the "Eta Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (together, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

                  MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.

                  MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                  The New York Municipal Money Market Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.

                  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                  An investor may purchase and redeem Shares of any of the Eta classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Portfolios, PNC Bank, National Association ("PNC Bank") serves as sub-adviser for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and serves as custodian for the Fund. PFPC Inc. ("PFPC") serves as administrator of the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for a reference, along with other related materials, on the Internet Web Site (http://www.sec.gov).

                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





PROSPECTUS                                                     December 1, 1997

                                  INTRODUCTION



                  The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Eta Classes") offered by this Prospectus represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.


                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.


                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


                  The Portfolios' investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub- adviser, and serves as custodian to the Fund. PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.

                  An investor may purchase and redeem Shares of any of the Eta Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Eta Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

FEE TABLE


ESTIMATED ANNUAL FUND OPERATING EXPENSES (ETA CLASSES)
(as a percentage of average daily net assets)

                  The Fee Table below contains a summary of the annual operating expenses of the Eta Classes based on expenses expected to be incurred for the current fiscal period, as a percentage of average daily net assets. An example based on the summary is also shown.

                                                       GOVERNMENT     NEW YORK
                                          MUNICIPAL    OBLIGATIONS    MUNICIPAL
                          MONEY MARKET  MONEY MARKET  MONEY MARKET  MONEY MARKET
                            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                            ---------     ---------     ---------     ---------


Management Fees (after
  waivers)(1)............      .22%          .04%           .30%         .02%
12b-1 Fees ..............      .53           .56            .56          .52
Other Expenses ..........      .22           .25           .115          .28
                               ---           ---           ----          ---
Total Fund Operating
  Expenses (after
  waivers)(1)............      .97%          .85%          .975%         .80%
                               ===           ===           ====          ===

(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio, Management Fees would be .37%, .33%, .41% and .35%, respectively, and Total Fund Operating Expenses would be 1.12%, 1.14%, 1.09% and 1.13%, respectively.


         EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                     1 YEAR   3 YEAR   5 YEARS  10 YEARS
                                     ------   ------   -------  --------

Money Market*......................    $10       $31     $54      $119
Municipal Money Market*............     $9       $27     $47      $105
Government Obligations
  Money Market*....................    $10       $31     $54      $120
New York Municipal
  Money Market*....................     $8       $25     $44       $99


         * Other classes of these Portfolios are sold with different fees and expenses.


                  The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Eta Classes)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Eta Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on estimated costs and estimated fees expected to be charged to the Eta Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal, New York State and New York City personal income taxes at stated rates.

                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Eta Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Eta Classes are not reflected in the yields of the Eta Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Eta Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."

                              FINANCIAL HIGHLIGHTS


                  No financial data is supplied for the Portfolios because, as of the date of this Prospectus, the Portfolios had no performance history.



                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO


                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests. There is no assurance that the investment objective of the Money Market Portfolio will be achieved.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.

                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S.

Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.


                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a portfolio will generally be at lower rates than the rates on the prepaid obligations.

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").


                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.


                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two (2) highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Rating Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, and variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Money Market Portfolio may not:

                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.


                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier

         Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.


                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.



                        MUNICIPAL MONEY MARKET PORTFOLIO


                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved.


                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.


                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.



                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.


                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.


                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio, as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."

                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio-- Eligible Securities."

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                           The Municipal Money Market Portfolio may not:

                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.

                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in the obligations at the time of purchase of issuers in the same industry.


                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                           1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO


                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government Obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                  Due to fluctuations in interest rates, the market value of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities may vary. Certain government securities held by the Portfolio may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."


                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements."

                  MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

                  The Portfolio may also acquire asset-backed securities as described under "Investment Objectives and Policies -- Money Market Portfolio--Asset-Backed Securities."


                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The following investment limitations may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                           The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO


                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short- term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies-- Municipal Money Market Portfolio -- Municipal Obligations."

                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax- Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated. The Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.


                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."

                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's Investor Service, Inc. ("Moody's") or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.

                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities." For a more complete description of eligible securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Eligible Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.

                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security than a diversified portfolio. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities.

                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems, which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Portfolio's shares. Some of the significant financial considerations relating to the

Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                          The New York Municipal Money Market Portfolio may not:


                          1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                           1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5-6 of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.



                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES


                  GENERAL. Eta Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Eta Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Eta Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by PFPC by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Eta Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investment Account requirements. Even if a broker does not impose a sales charge for purchases of Eta Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker, and this Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker and who desire to transfer such shares to the street name account of another broker should contact their current broker.


                  A broker may offer investors maintaining Accounts the ability to purchase Eta Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Eta Class designated by the investor as the "Primary Eta Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Eta Class at any time by so instructing his broker.


                  If a broker makes special arrangements under which orders for Eta Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made available in Federal Funds to the Fund's custodian prior to the close of regular trading on the NYSE, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Eta Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Eta Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Eta Family" to the Eta Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Eta Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. The Fund does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide your name, address, telephone number, Social Security or Tax Identification Number, the Eta Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)


                           B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:


                           PNC Bank, N.A., Philadelphia, Pa.
                           ABA-0310-0005-3.
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (investor's account number
                           with the Portfolio)
                           FOR PURCHASE OF: (name of the Portfolio)
                           AMOUNT:          (amount to be invested)

                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.


For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Eta Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Eta Shares in an Account may redeem Eta Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

                  An investor's brokerage firm may also redeem each day a sufficient number of Shares of the Primary Eta Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.


                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Eta Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

                  Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Distributor, the Portfolios, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and
(6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

                  For accounts held of record by a broker-dealer, financial institutions, securities dealers, financial planners, trustee, custodian other than the Distributor or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  Proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Eta Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                 NET ASSET VALUE


                  The net asset value per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the

NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value per share of each class is calculated by adding the value of the proportionate interest of each class in the securities, cash, and other assets of the Portfolio, subtracting the accrued and actual liabilities of the class and dividing the result by the number of its shares outstanding of the class. The net asset value per share of each class is determined independently of any of the Fund's other classes.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                                   MANAGEMENT

BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two separate investment portfolios. Each of the Eta Classes represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER


                  PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company.


                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.

                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.


                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


ADMINISTRATOR


                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

                  Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Theta Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements") with the Fund on behalf of each of the Theta Classes.


EXPENSES


                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser and administrator's fees and fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolios and the Shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to a Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser may assume expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.



                             DISTRIBUTION OF SHARES


                  The Board of Directors of the Fund approved and adopted the Distribution Agreements and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Eta Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Eta Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Agreements the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Eta Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.


                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Eta Class the fee agreed to under the relevant Distribution Agreement. Payments under the plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.



                           DIVIDENDS AND DISTRIBUTIONS

                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Eta Class unless a shareholder elects otherwise.


                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.



                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.


                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal and state income tax consequences described above.



                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE ETA CLASSES OF THE MONEY MARKET, MUNICIPAL MONEY MARKET, GOVERNMENT OBLIGATIONS MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE ETA CLASSES OF THESE PORTFOLIOS.


                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

                  As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


                  The Fund will issue share certificates for any of the Eta Shares only upon the written request of a shareholder sent to PFPC.


                                OTHER INFORMATION

REPORTS AND INQUIRIES


                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer- agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196).

                                   ETA FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Eta Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Eta Family Prospectus of the Fund dated December 1, 1997, (the "Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.


                                    CONTENTS


                                                                    Prospectus
                                                       PAGE            PAGE
                                                       ----         ----------
General...........................................        3                4
Investment Objectives and Policies................        3                8
Directors and Officers............................       36              N/A
Investment Advisory, Distribution and
  Servicing Arrangements..........................       41           32, 35
Portfolio Transactions............................       47              N/A
Purchase and Redemption Information...............       49               25
Valuation of Shares...............................       50               31
Performance Information...........................       51              N/A
Taxes.............................................       53               36
Additional Information Concerning Fund
  Shares..........................................       57               39
Miscellaneous.....................................       61              N/A
Appendix..........................................      A-1              N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR

REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market, Municipal Money Market and New York Municipal Money Market Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market, Municipal Money Market or New York Municipal Money Market Portfolios has such commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio,

Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.


                  MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The

Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Money Market and Government Obligations Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.


                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolios securities will be fully collateralized and marked to market daily.


                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying
(2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or
(b) that are not unconditional, provided that the demand feature satisfies (2),
(3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations

Money Market Portfolios of securities that are rated by only one Rating Organization or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.


                  Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

                  STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

                  State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. According to data published by the U.S. Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of

1981 and remained lower until 1991; since then, it has been higher than the national rate.

                  There can be no assurance that the State economy will not experience worse-than-predicted results in the 1997-1998 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  STATE BUDGET. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all monies and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

                  The State's budget for the 1997-98 fiscal year was adopted by the Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for State- supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and was based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year (the "1997-98 State Financial Plan"). In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. There can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

                  The adopted 1997-98 budget projected an increase in General Fund disbursements of $1.7 billion or 5.2 percent over 1996-97 levels. The General Fund's average annual growth rate over the last three fiscal years was approximately 1.2 percent. State Funds disbursements (excluding federal grants) are projected to increase by 5.4 percent from the 1996-97 fiscal year. All Governmental Funds projected disbursements increase by 7.0 percent over the 1996-97 fiscal year.

                  The 1997-98 State Financial Plan is projected to be balanced on a cash basis. The Financial Plan projections include a reserve for future needs of $530 million. As compared to the Governor's Executive Budget as amended in February 1997, the State's adopted budget for 1997-98 increased General Fund spending by $1.7 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-98 fiscal year, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, re- estimates of social service, fringe benefit and other spending, and certain non-recurring resources.

                  The 1997-98 adopted budget includes multi-year reductions, including a State-funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. These reductions are intended to reduce the overall level of State and local taxes in New York and to improve the State's competitive position vis-a-vis other states. The various elements of the State and local tax and assessments reductions have little or no impact on the 1997-98 State Financial Plan, and do not begin to materially affect the outyear projections until the State's 1999-2000 fiscal year.

                  The Division of the Budget estimates that the 1997-98 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $270 million (or 0.7 percent of total General Fund receipts). These include the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance is composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.

                  The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the financial plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results, however, could differ materially and adversely from the projections set forth in the 1997-98 State Financial Plan, and those projections may be changed materially and adversely from time to time.

                  In the past, the State has taken management actions and made use of internal sources to address potential State financial plan shortfalls, and the Division of Budget believes it could take similar actions should variances occur in its projections for the current fiscal year.

                  In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

                  Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in New York State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

                  On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000- 2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2001 State fiscal year could grow to nearly $12 billion.

                  RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

                  Total General Fund receipts and transfers from other funds in the 1997-98 fiscal year are projected to be $35.09 billion, an increase of over $2 billion or approximately 6% from the $33.04 billion recorded in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected at $34.60 billion, an increase of $1.7 billion or approximately 5% from the total in the prior fiscal year.

                  The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1997 showed a total equity balance in its combined governmental funds of $826 million, reflecting assets of $15.87 billion and liabilities of $15.04 billion.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of its authorities and public benefit corporations ("Authorities"). Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

                  In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which were to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year, it was required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

                  On January 13, 1992, Standard & Poor's Ratings Services ("S&P") reduced its ratings on the State's general obligation bonds from A to A-and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. See Appendix "A" for an explanation of bond ratings. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

                  The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding bond anticipation notes) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of $311 million in certificates of participation (including costs of issuance, reserve funds and other costs) during the State's 1997-98 fiscal year for equipment purchases. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

                  Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $1.9 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects.

                  In the 1997 legislative session, the Legislature also approved two new authorizations for lease-purchase and contractual obligation financings. An aggregate $425 million was authorized for four public authorities for the Community Enhancement Facility Program for economic development purposes. The Legislature also authorized the issuance of up to $40 million to finance the expansion and improvement of facilities at the Albany County airport.

                  Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $749.6 million for the 1996-97 fiscal year, and are estimated to be $720.9 million for the 1997-98 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $329.5 million for the 1996-97 fiscal year, and are estimated to be $329.6 million for the 1997-98 fiscal year. State lease-purchase and contractual-obligation payments were

$1.74 billion in fiscal year 1996-97, and are estimated to be $2.21 billion in fiscal year 1997-98.

                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) an action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (7) challenges to certain aspects of petroleum business taxes; (8) an action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for disabled children; (11) an action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non- Indian consumers on Indian reservations; and (12) a challenge to the constitutionality of Clean Water/Clean Air Bond Act.

                  Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal year 1996-97, $193 million in fiscal year 1997-98, peaking at $241 million in fiscal year 1998- 99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF

DELAWARE V. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain monies held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the 1996-97 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $364 million, of which $134 million is expected to be paid during the 1997-98 fiscal year.

                  Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1996, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $75.4 billion, only a portion of which constitutes State-supported or State-related debt.

                  Authorities are generally supported by revenues generated by the projects they finance or operate, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

                  For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

                  In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. Moody's ratings of City bonds were revised in November 1981 from B (in effect since
1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

                  New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June

30, 1997, MAC had outstanding an aggregate of approximately $4.267 billion of its bonds. MAC is authorized to issue bonds and notes to refund its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through the 1997 fiscal year in the event the City fails to provide such financing.


                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.


                  The most recent quarterly modification to the City's financial plan for the 1997 fiscal year, which was submitted to the Control Board on June 10, 1997 (the "1997 Modification"), projected a balanced budget in accordance with GAAP for the 1997 fiscal year, after taking into account an increase in projected tax revenues of $1.2 billion during the 1997 fiscal year and a discretionary prepayment in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years.

                  On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and the City University of New York and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The financial plan included increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the financial plan reflected the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and included actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap-closing actions included (i) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan also set forth projections for the 1999 through 2001 fiscal years and projected gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan assumed approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the 1998-2001 Financial Plan assumed will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan also assumed (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenues of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the costs containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the 1998-2001 Financial Plan but was not provided for in the Governor's 1997-1998 Executive

Budget. The 1998-2001 Financial Plan reflected the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The 1998-2001 Financial Plan provided no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.

                  Since the preparation of the 1998-2001 Financial Plan, the State has adopted its budget for the 1997-1998 fiscal year. The State budget (1) enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; (2) provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State-funded tax relief program which begins a year later than reflected in the financial plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year.

                  Although the City has maintained balanced budgets in each of its last sixteen fiscal years and is projected to achieve balanced operating results for the 1997 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998- 2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

                  The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

                  Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

                  The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

                  The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

                  Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several

State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

                  Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

                  Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and that was largely continued in 1997. Twenty-eight municipalities are scheduled to share in more than $32 million in targeted unrestricted aid allocated in the 1997-98 State budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in New York State other than New York City was approximately $19 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units, other than New York City, authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

                  From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.


INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:


                           (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);


                           (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                           (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;


                           (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                           (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (7) purchase or sell commodities or commodity contracts;

                           (8) invest in oil, gas or mineral exploration or development programs;

                           (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                           (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (11) make investments for the purpose of exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.


          With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.



                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that
         (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.


                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                           1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.


                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)


                           3. Act as an underwriter.

                           4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:


                           (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);


                           (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;


                           (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                           (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (6) purchase or sell commodities or commodity contracts;

                           (7) invest in oil, gas or mineral exploration or development programs;

                           (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                           (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (10) make investments for the purpose of exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                           1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.


                             DIRECTORS AND OFFICERS


                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:

                                        POSITION        PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                WITH FUND       DURING PAST FIVE YEARS
------------------------                ---------       ----------------------

*Arnold M. Reichman -49                 Director        Senior Managing
466 Lexington  Avenue                                   Director, Chief
New York, NY 10017                                      Operating Officer and
                                                        Assistant Secretary,
                                                        Warburg Pincus Asset
                                                        Management, Inc.;
                                                        Director and Executive
                                                        Officer of Counsellors
                                                        Securities Inc.;
                                                        Director/Trustee of
                                                        various investment
                                                        companies advised by
                                                        Warburg Pincus Asset
                                                        Management, Inc.

**Robert Sablowsky -58                  Director        Senior Vice President,
110 Wall Street                                         Fahnestock Co., Inc.
New York, NY 10005                                      (a registered broker-
                                                        dealer); Prior to
                                                        October 1996,
                                                        Executive Vice
                                                        President of Gruntal &
                                                        Co., Inc. (a
                                                        registered broker-
                                                        dealer).

Francis J. McKay -60                    Director        Since 1963, Executive
7701 Burholme Avenue                                    Vice President, Fox
Philadelphia, PA 19111                                  Chase Cancer Center
                                                        (biomedical research
                                                        and medical care).

                                        POSITION        PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                WITH FUND       DURING PAST FIVE YEARS
------------------------                ---------       ----------------------

Marvin E. Sternberg -62                 Director        Since 1974, Chairman,
937 Mt. Pleasant Road                                   Director and
Bryn Mawr, PA  19010                                    President, Moyco
                                                        Industries, Inc.
                                                        (manufacturer of
                                                        dental supplies and
                                                        precision coated
                                                        abrasives); since
                                                        1968, Director and
                                                        President, Mart MMM,
                                                        Inc. (formerly
                                                        Montgomeryville
                                                        Merchandise Mart Inc.)
                                                        and Mart PMM, Inc.
                                                        (formerly Pennsauken
                                                        Merchandise Mart,
                                                        Inc.) (shopping
                                                        centers); and since
                                                        1975, Director and
                                                        Executive Vice
                                                        President, Cellucap
                                                        Mfg. Co., Inc.
                                                        (manufacturer of
                                                        disposable headwear).

Julian A. Brodsky -63                   Director        Director and Vice
1234 Market Street                                      Chairman since 1969
16th Floor                                              Comcast Corporation
Philadelphia, PA 19107-3723                             (cable television and
                                                        communications);
                                                        Director Comcast
                                                        Cablevision of
                                                        Philadelphia (cable
                                                        television and
                                                        communications) and
                                                        Nextel (wireless
                                                        communications).

Donald van Roden -73                    Director        Self-employed
1200 Old Mill Lane                      and             businessman.  From
Wyomissing, PA  19610                   Chairman        February 1980 to March
                                        of the          1987, Vice Chairman,
                                        Board           SmithKline Beecham
                                                        Corporation
                                                        (pharmaceuticals);
                                                        Director, AAA Mid-
                                                        Atlantic (auto service);
                                                        Director, Keystone
                                                        Insurance Co.

                                        POSITION        PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                WITH FUND       DURING PAST FIVE YEARS
------------------------                ---------       ----------------------

Edward J. Roach -73                     President       Certified Public
Suite 100                               and             Accountant; Vice
Bellevue Park                           Treasurer       Chairman of the Board,
Corporate Center                                        Fox Chase Cancer
400 Bellevue Parkway                                    Center; Trustee
Wilmington, DE  19809                                   Emeritus, Pennsylvania
                                                        School for the Deaf;
                                                        Trustee Emeritus,
                                                        Immaculata College;
                                                        President or Vice
                                                        President and Treasurer
                                                        of various investment
                                                        companies advised by PNC
                                                        Institutional Management
                                                        Corporation; Director,
                                                        The Bradford Funds, Inc.

Morgan R. Jones -58                     Secretary       Chairman of the law
Drinker Biddle & Reath LLP                              firm of Drinker Biddle
1345 Chestnut Street                                    & Reath LLP; Director,
Philadelphia, PA 19107-3496                             Rocking Horse Child
                                                        Care Centers of
                                                        America, Inc.

----------------------

* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors.

The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.


                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributer and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:




                                                      DIRECTORS' COMPENSATION


                                                                                                                  TOTAL
                                                                      PENSION OR                              COMPENSATION
                                                                      RETIREMENT           ESTIMATED              FROM
                                                 AGGREGATE             BENEFITS             ANNUAL           REGISTRANT AND
                                                COMPENSATION          ACCRUED AS           BENEFITS           FUND COMPLEX1
                                                    FROM             PART OF FUND            UPON                 PAID
NAME OF PERSON/ POSITION                         REGISTRANT            EXPENSES           RETIREMENT          TO DIRECTORS
------------------------                         ----------            --------           ----------          ------------

Julian A. Brodsky,                                 $16,000               N/A                 N/A                $16,000
Director
Francis J. McKay,                                  $19,000               N/A                 N/A                $19,000
Director
Arnold M. Reichman,                                $     0               N/A                 N/A                $     0
Director
Robert Sablowsky,                                  $ 8,000               N/A                 N/A                $ 8,000
Director
Marvin E. Sternberg,                               $19,000               N/A                 N/A                $19,000
Director
Donald van Roden,                                  $24,000               N/A                 N/A                $24,000
Director and Chairman

----------------------

1 A FUND COMPLEX MEANS TWO OR MORE INVESTMENT COMPANIES THAT HOLD THEMSELVES OUT TO INVESTORS AS RELATED COMPANIES FOR PURPOSES OF INVESTMENT AND INVESTOR SERVICES, OR HAVE A COMMON INVESTMENT ADVISER OR HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER OF ANY OTHER INVESTMENT COMPANIES.




                  On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolios' adviser, PNC Bank, National Association ("PNC Bank"), the sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. Under the sub-advisory agreements, PIMC pays PNC Bank an annual fee equal to 75% of the investment advisory fees incurred by PIMC on behalf of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:



                                                            FEES PAID
                                                       (AFTER WAIVERS AND
PORTFOLIOS                                               REIMBURSEMENTS)                 WAIVERS             REIMBURSEMENTS
----------                                             ------------------                -------             --------------
Money Market Portfolio                                     $5,366,431                 $3,603,130               $469,986

Municipal Money Market                                       $201,095                 $1,269,553                $14,921
Portfolio

Government Obligations
Money Market Portfolio                                     $1,774,123                   $647,063               $404,193

New York Municipal
Money Market Portfolio                                        $21,831                   $324,917                   ----





                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:




                                                            FEES PAID
                                                       (AFTER WAIVERS AND
PORTFOLIOS                                               REIMBURSEMENTS)                 WAIVERS             REIMBURSEMENTS
----------                                             ------------------                -------             --------------
Money Market Portfolio                                     $4,174,375                 $3,522,715               $342,158

Municipal Money Market                                       $190,687                 $1,218,973                $17,576
Portfolio

Government Obligations
Money Market Portfolio                                     $1,638,622                   $671,811               $406,954

New York Municipal
Money Market Portfolio                                         $2,709                   $268,017                     $0





                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:




                                                            FEES PAID
                                                       (AFTER WAIVERS AND
PORTFOLIOS                                               REIMBURSEMENTS)                 WAIVERS             REIMBURSEMENTS
----------                                             ------------------                -------             --------------
Money Market Portfolio                                     $2,274,697                 $2,589,832                $12,047

Municipal Money Market                                        $67,752                 $1,041,321                $11,593
Portfolio

Government Obligations                                       $780,122                   $398,363                     $0
Money Market Portfolio

New York Municipal                                           $187,660                   $187,660                $12,656
Money Market Portfolio









                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers. The Eta Classes of the Fund pay their own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Eta classes or if they receive different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Contracts were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989. The Advisory Agreement was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.


                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:




PORTFOLIOS                                                FEES PAID          WAIVERS                 REIMBURSEMENTS
----------                                                ---------          -------                 --------------
Municipal Money Market                                     $448,548            $0                          $0
Portfolio

New York Municipal                                          $99,071            $0                          $0
Money Market Portfolio



                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:



                                                          FEES PAID
                                                           (AFTER
PORTFOLIOS                                                 WAIVERS)          WAIVERS                 REIMBURSEMENTS
----------                                                ---------          -------                 --------------
Municipal Money Market                                    $428,209              $0                         $0

New York Municipal                                         $67,204           $10,146                       $0
Money Market Portfolio




                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:




                                                          FEES PAID
                                                           (AFTER
PORTFOLIOS                                                 WAIVERS)          WAIVERS                 REIMBURSEMENTS
----------                                                ---------          -------                 --------------
Municipal Money Market                                    $321,790           $6,233                        $0
Portfolio

New York Municipal                                          $8,960           $44,657                       $0
Money Market Portfolio



                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Eta Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Eta Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Eta Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Eta Classes, (collectively, the "Distribution Agreements"), and separate Plans of Distribution for each of the Eta Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Eta Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans relating to the Eta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios were approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Eta Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Eta Class; and (4) while the Plan remains in effect, the selection and nomination of the Fund's 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc.



                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.


                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                  The Fund is required to identify any securities of its regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolios held the following securities:

         PORTFOLIO                   SECURITY                  VALUE
         ---------                   --------                  -----
Money Market Portfolio      Bear Stearns Companies, Inc.       $105,000,000
                            Commercial Paper

Money Market Portfolio      Bear Stearns Companies, Inc.       $ 20,000,000
                            Corporate Obligation



                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of each class in a Portfolio's cash, securities and other assets, subtracting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of the net asset value of each of the other classes of the Fund. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.


                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.


                             PERFORMANCE INFORMATION

                  Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven- calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.


                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money

Fund Average, which is an average compiled by IBC/MONEY FUND REPORT(R), a widely recognized independent publication thaT monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).


                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total-assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.


                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.


                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market

Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.


                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock

(Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro
Cap),50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap) 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor
Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money),100 million shares are classified as Class Alpha 4 Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class Janney Money Market Common Stock, Class Janney Municipal Money Market Common Stock, Class Janney Government Obligations Money Market Common Stock and Class Janney New York Municipal Money Market Common Stock constitute the Janney Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Funds, the n/i Numeric Investors Family, the Boston Partner Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family and the Janney Montgomery Scott Money Family represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios, and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families (collectively, the "Additional Families") represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, PA 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand, L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.




PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
Cash Preservation             Jewish Family and Children's             44.2%
Money Market Portfolio        Agency of Philadelphia
(Class G)                     Capital Campaign
                              Attn:  S. Ramm
                              1610 Spruce Street
                              Philadelphia, PA  19103

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                              Dominic and Barbara Pisciotta            15.9%
                              and Successors in Trust under
                              the Dominic and Barbara
                              Pisciotta Caring Trust
                              207 Woodmere Way
                              St. Charles, MO  63303

Cash Preservation             Kenneth Farwell and Valerie              11.3%
Municipal Money Market        Farwell JTTEN
Portfolio                     3854 Sullivan
(Class H)                     St. Louis, MO  63107

                              Gary L. Lange and                        32.6%
                              Susan D. Lange JTTEN
                              1354 Shady Knoll Ct.
                              Longwood, FL  32750

                              Andrew Diederich and                      6.2%
                              Doris Diederich JTTEN
                              1003 Lindeman
                              Des Peres, MO  63131

                              Gwendolyn Haynes                          5.2%
                              2757 Geyer
                              St. Louis, MO  63104

                              Savannah Thomas Trust                     6.3%
                              200 Madison Ave.
                              Rock Hill, MD  63119

Sansom Street Money           Wasner & Co.                             32.6%
Market Portfolio              FAO Paine Webber and Managed
(Class I)                     Assets Sundry Holdings
                              Attn:  Joe Domizio
                              200 Stevens Drive
                              Lester, PA  19113

                              Saxon and Co.                            65.5%
                              FBO Paine Webber
                              P.O. Box 7780 1888
                              Philadelphia, PA  19182

BEA International             Blue Cross & Blue Shield of              6.10%
Equity - Institutional        Massachusetts Inc.
Class                         Retirement Income Trust
(Class T)                     100 Summer Street
                              Boston, MA  02110-2106

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                              Credit Suisse Private Banking             6.89%
                              Dividend Reinvest Plan
                              c/o Credit Suisse PVT PKG
                              12 E. 49th Street, 40th Fl.
                              New York, NY  10017-1028

                              Indiana University Foundation             5.49%
                              Attn: Walter L. Koon, Jr.
                              P.O. Box 500
                              Bloomington, IN  47402-0500

                              Employees Ret. Plan Marshfield            5.31%
                              Clinic
                              1000 N. Oak Avenue
                              Marshfield, WI  54449

                              State Street Bank & Trust                 5.06%
                              FBC Consumers Energy
                              DTD 3-1-1997
                              P.O. Box 1992
                              Boston, MA  02105-1992

BEA International             Bob & Co.                                87.30%
Equity Portfolio -            P.O. Box 1809
Advisor Class (Class          Boston, MA  02105-1809
MM)

                              TRANSCORP                                10.78%
                              FBO William E. Burns
                              P.O. Box 6535
                              Englewood, CO  80155-6535

BEA High Yield                Fidelity Investments                     15.61%
Portfolio -                   Institutional
Institutional Class           Operations Co. Inc. as Agent
(Class U)                     for Certain Employee Benefit
                              Plan
                              100 Magellan Way #KWIC
                              Covington, KY  41015-1987

                              Guenter Full Trust Michelin              17.31%
                              North America Inc.
                              Master Trust
                              P.O. Box 19001
                              Greenville, SC  29602-9001

                              C S First Boston Pension Fund             6.15%
                              Park Avenue Plaza, 34th Floor
                              Attn: Steve Medici
                              55 E. 52nd Street
                              New York, NY  10055-0002

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                              Southdown Inc. Pension Plan               9.65%
                              MAC & Co.
                              Mutual Fund Operations
                              P.O. Box 3198
                              Pittsburgh, PA  31980

                              Edward J. Demske TTEE                     5.42%
                              Miami University Foundation
                              202 Roudebush Hall
                              Oxford, OH  45056

BEA High Yield                Richard A. Wilson TTEE                   10.81%
Portfolio - Advisor           E. Francis Wilson TTEE
Class (Class OO)              The Wilson Family Trust
                              7612 March Avenue
                              West Hills, CA  91304-5232

                              Charles Schwab & Co.                     88.82%
                              Special Custody Account for the
                              Exclusive Benefit of Customers
                              101 Montgomery St.
                              San Francisco, CA 94104-4122

BEA Emerging Markets          Wachovia Bank North Carolina             26.22%
Equity Portfolio -            Trust for Carolina Power &
Institutional Class           Light Co.
(Class V)                     Supplemental Retirement Trust
                              301 N. Main Street
                              Winston-Salem, NC  27101-3819

                              Hall Family Foundation                   38.21%
                              P.O. Box 419580
                              Kansas City, MO  64141-8400

                              Arkansas Public Employees                18.33%
                              Retirement System
                              124 W. Capitol Avenue
                              Little Rock, AR 72201-3704

BEA Emerging Markets          Charles Schwab & Co.                     22.65%
Equity Portfolio -            Special Custody Account for the
Advisor Class                 Exclusive Benefit of Customers
(Class NN)                    101 Montgomery Street
                              San Francisco, CA 94104-4175

                              Donald W. Allgood                        72.66%
                              3106 Johannsen Dr.
                              Burlington, IA  52601-1541

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
BEA US Core Equity            Patterson & Co.                          43.71%
Portfolio -                   P.O. Box 7829
Institutional Class           Philadelphia, PA 19101-7829
(Class X)

                              Credit Suisse Private Banking            13.51%
                              Dividend Reinvest Plan
                              c/o Credit Suisse PVT BKG
                              12 E. 49th Street, 40th Fl.
                              New York, NY 10017-1028

                              Fleet National Bank Trust                 5.86%
                              Hospital St. Raphael
                              Malpractice
                              Attn: 1958875020
                              P.O. Box 92800
                              Rochester, NY  14692-8900

                              Werner & Pfleiderer Pension               6.98%
                              Plan Employees
                              663 E. Crescent Avenue
                              Ramsey, NJ  07446-1220

                              Washington Hebrew Congregation           11.22%
                              3935 Macomb St. NW
                              Washington, DC  20016-3799

BEA US Core Fixed             New England UFCW & Employers'            24.30%
Income Portfolio -            Pension Fund Board of Trustees
Institutional Class           161 Forbes Road, Suite 201
(Class Y)                     Braintree, MA  02184-2606

                              Patterson & Co.                           6.50%
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829

                              MAC & Co                                  5.07%
                              Mutual Funds Operations
                              P.O. Box 3198
                              Pittsburgh, PA  15230-3198

                              Fidelity Investments                      9.70%
                              Institutional
                              Operations Co. Inc. (FIIOC) as
                              Agent for Credit Suisse First
                              Boston Employee's Savings PSP
                              100 Magellan Way #KWIC
                              Covington, KY  41015-1987

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                              DCA Food Industries Inc.                  8.95%
                              100 East Grand Avenue
                              Beloit, WI  53511-6255

                              State St. Bank & Trust TTE                6.57%
                              Fenway Holdings LLC Master
                              Trust
                              P.O. Box 470
                              Boston, MA  02102-0470

                              The Valley Foundation                     6.47%
                              c/o Enterprise Trust
                              16450 Los Gatos Boulevard
                              Suite 210
                              Los Gatos, CA  95032-5594

BEA Strategic Global          Sunkist Master Trust                     32.35%
Fixed Income Portfolio        14130 Riverside Drive
(Class Z)                     Sherman Oaks, CA  91423-2313

                              Patterson & Co.                          23.13%
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829

                              Key Trust Co. of Ohio                    18.70%
                              FBO Eastern Enterp. Collective
                              Inv. Trust
                              P.O. Box 94870
                              Cleveland, OH 44101-4870

                              Hard & Co.                               17.34%
                              Trust for Abtco Inc.
                               Retirement Plan
                              c/o Associated Bank, N.A.
                              100 W. Wisconsin Ave.
                              Neenah, WI  54956-3012

BEA Municipal Bond            William A. Marquard                      39.48%
Fund Portfolio (Class         2199 Maysville Rd.
AA)                           Carlisle, KY  40311-9716

                              Arnold Leon                              13.16%
                              c/o Fiduciary Trust Company
                              P.O. Box 3199
                              Church Street Station
                              New York, NY  10008-3199

                              Irwin Bard                                6.51%
                              1750 North East 183rd St. North
                              Miami Beach, FL  33179-4908

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                              S. Finkelstein Family Fund                5.01%
                              1755 York Ave., Apt. 35 BC
                              New York, NY  10128-6827

BEA Global Tele-              E. M. Warburg Pincus & Co. Inc.          17.48%
communications                466 Lexington Ave.
Portfolio - Advisor           New York, NY  10017-3140
Class (Class PP)

                              Bea Associates 401K                      11.82%
                              153 East 53rd Street
                              New York, NY  10022-4611

                              John B. Hurford                          47.62%
                              153 E. 53rd St., Flr. 57
                              New York, NY  10022-4611

n/i Numeric Investors         Charles Schwab & Co. Inc.                15.3%
Micro Cap Fund                Special Custody Account for the
(Class FF)                    Exclusive Benefit of Customers
                              Attn: Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104

                              Public Inst. for Social Security          6.1%
                              1001 19th Street N, 16th Floor
                              Arlington, VA  22209

                              Portland General Corp.                   13.7%
                               Invest Trust
                              DTD 01/29/90
                              Attn:  William J. Valach
                              121 SW Salmon Street
                              Portland, OR  97202

                              State Street Bank and                     7.0%
                               Trust Company
                              FBO Yale Univ Ret Pln for Staff
                               Emp
                              State Street Bank & Trust Co.
                               Master TR Div
                              Attn:  Kevin Sutton
                              Solomon Williard Bldg. One
                               Enterprise Dr.
                              North Quincy, MA  02171

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
n/i Numeric Investors         Charles Schwab & Co. Inc.                18.6%
Growth Fund                   Special Custody Account for the
(Class GG)                    Exclusive Benefit of Customers
                              Attn:  Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104

                              U.S. Equity Investment                    6.5%
                              Portfolio LP
                              c/o Asset Management Advisors
                              Inc.
                              1001 N. US Hwy 1 STE 800
                              Jupiter, FL  33477

                              Portland General Corp. VEBA               5.7%
                               Plan
                              DTD 12/19/90
                              Attn:  William Valach
                              121 SW Salmon Street
                              Portland, OR  97202

                              CitiBank FSB                             18.9%
                              Sargent & Lundy Retirement
                              Trust
                              C/O CitiCorp
                              Attn:  D. Erwin Jr.
                              1410 N. West Shore Blvd.
                              Tampa, FL  33607

n/i Numeric Investors         Charles Schwab & Co. Inc.                22.9%
Growth and Value Fund         Special Custody Account for the
(Class HH)                    Exclusive Benefit of Customers
                              Attn:  Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104

                              Chase Manhattan Bank                      6.2%
                              Collins Group Trust I
                              840 Newport Center Dr.
                              Newport Beach, CA 92660

Boston Partners Large         Dr. Janice B. Yost                       26.2%
Cap Value Fund -              Trust Mary Black Foundation
Institutional Class           Inc.
(Class QQ)                    Bell Hill-945 E. Main St.
                              Spartanburg, SC  29302

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                              Saxon and Co.                            12.4%
                              FBO UJF Equity Funds
                              P.O. Box 7780-1888
                              Philadelphia, PA  19182

                              Irving Fireman's Relief & Ret             8.1%
                               Fund
                              Lou Mayfield-Chairman
                              601 N. Beltline Ste. 20
                              Irving, TX  75061

                              John N. Brodson and                      10.0%
                               Paul A. Ebert
                              Trst Amer Coll of Surg Staf
                              Mem Ret Plan
                              55 E. Erie Street
                              Chicago, IL  60611

                              Wells Fargo Bank                         15.7%
                              Trst Stoel Rives
                              Tr 008125
                              P. O. Box 9800
                              Calabasas, CA  91308

                              Hawaiian Trust Company LTD                6.3%
                              Trst The Estate of James
                               Campbell
                              Pension Fund
                              P.O. Box 3170
                              Honolulu, HI  96802-3170

                              Shady Side Academy Endowment             11.0%
                              423 Fox Chapel Rd.
                              Pittsburgh, PA 15238

Boston Partners Large         Fleet National Bank TTEE                  7.7%
Cap Value Fund -              Testa Hurwitz THIB
Investor Class                FBO Scott Birnbaum
(Class RR)                    P.O. Box 92800
                              Rochester, NY 14692

                              National Financial Services              25.5%
                               Corp
                              For the Exclusive Benefit of
                               our Customers
                              Attn: Mutual Funds, 5th Floor
                              200 Liberty Street I World
                              Financial Center
                              New York, NY  10281

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                              Joseph P. Scherer                        10.3%
                              Rollover IRA
                              26 Embassy Ct
                              Cherry Hill, NJ  08002

                              Linda C. Brodson                          7.3%
                              Trst Linda C. Brodson Trust
                              465 Lakeside Pl
                              Highland Park, IL  60035

                              John N. Brodson                           7.3%
                              Trust John N. Brodson Trust
                              U/A DTD 08/06/87
                              465 Lakeside Pl
                              Highland Park, IL  60035

                              Charles Schwab & Co. Inc.                12.0%
                              Special Custody Account
                               for Bene of Cust
                              Attn:  Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA  94104

                              Mark R. Scott                             6.1%
                              and Maryann Scott
                              JTTEN WROS
                              2543 Longmount Dr.
                              Wexford, PA 15090

Boston Partners Mid           National Financial SVCS Corp.            27.2%
Cap Value Fund                For Exclusive Bene of our
Investor Class                 Customers
(Class TT)                    Sal Vella
                              200 Liberty Street
                              New York, NY  10281

                              Charles Schwab & Co. Inc.                32.0%
                              Special Custody Account for
                               Bene of Cust
                              Attn:  Mutual Funds
                              101 Montgomery St.
                              San Francisco, CA  94104

                              George B. Smithy, Jr.                    13.0%
                              38 Greenwood Road
                              Wellesley, MA  02181

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                              John N. Brodson                           6.4%
                              Trst John N. Brodson Trust
                              U/A DTD 08/06/87
                              465 Lakeside Pl
                              Highland Park, IL  60035

                              Linda C. Brodson                          6.4%
                              Trst Linda C. Brodson Trust
                              465 Lakeside Pl
                              Highland Park, IL  60035

Boston Partners Mid           Wells Fargo Bank Cust                     5.4%
Cap Value Fund                FBO William W. Carter
Institutional Class           IRA FIP  007430
(Class UU)                    P.O. Box 1389
                              San Carlos, CA  94070-1389

                              USNB of Oregon                           77.2%
                              Cust Jean Vollum
                              Attn:  Mutual Funds
                              P.O. Box 3168
                              Portland, OR  97208


                  As of the same date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund; and as of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

PROSPECTUS

THE EPSILON FAMILY



MONEY MARKET PORTFOLIO

----------------------
MUNICIPAL
MONEY MARKET PORTFOLIO

----------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

----------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO



                                                               DECEMBER 1, 1997

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                                TABLE OF CONTENTS
                                                                          PAGE

INTRODUCTION...............................................................  2
FINANCIAL HIGHLIGHTS.......................................................  6
INVESTMENT OBJECTIVES AND POLICIES.........................................  6
PURCHASE AND REDEMPTION OF SHARES.......................................... 24
NET ASSET VALUE............................................................ 30
MANAGEMENT................................................................. 31
DISTRIBUTION OF SHARES..................................................... 33
DIVIDENDS AND DISTRIBUTIONS................................................ 34
TAXES...................................................................... 35
DESCRIPTION OF SHARES...................................................... 37
OTHER INFORMATION.......................................................... 39




                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware


                                     COUNSEL
                           Drinker Biddle & Reath LLP
                           Philadelphia, Pennsylvania


                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                               THE EPSILON FAMILY
                                       OF
                               THE RBB FUND, INC.


                  The Epsilon Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares of the classes (collectively, the "Epsilon Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (together, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:


                           MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.


                           MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.

                           GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.

                           NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                  The New York Municipal Money Market Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.

                  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                  An investor may purchase and redeem Shares of any of the Epsilon classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Portfolios, PNC Bank, National Association ("PNC Bank") serves as sub-adviser for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and serves as custodian for the Fund, PFPC Inc. ("PFPC") serves as administrator of the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the Internet Web Site (http://www.sec.gov).

                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






PROSPECTUS                                                      December 1, 1997

                                  INTRODUCTION



                  The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Epsilon Classes") offered by this Prospectus represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.


                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.


                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.


                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


                  The Portfolios' investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub- adviser, and serves as custodian to the Fund. PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


                  An investor may purchase and redeem Shares of any of the Epsilon Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Epsilon Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

FEE TABLE


ESTIMATED ANNUAL FUND OPERATING EXPENSES (EPSILON CLASSES)
(as a percentage of average daily net assets)

                  The Fee Table below contains a summary of the annual operating expenses of the Epsilon Classes based on expenses expected to be incurred for the current fiscal period, as a percentage of average daily net assets. An example based on the summary is also shown.




                                                                    GOVERNMENT         NEW YORK
                                                    MUNICIPAL       OBLIGATIONS        MUNICIPAL
                                MONEY MARKET      MONEY MARKET     MONEY MARKET      MONEY MARKET
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                  ---------         ---------        ---------         ---------
Management Fees (after
waivers)(1).....................    .22%             .04%              .30%              .02%
12b-1 Fees .....................    .53              .56               .56               .52
Other Expenses..................    .22              .25               .115              .28
                                    ----             ----              -----             ---
Total Fund Operating
 Expenses (after waivers)(1)....    .97%             .85%              .975%             .80%
                                    ====             ====              =====             ====

(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio, Management Fees would be .37%, .33%, .41% and .35%, respectively, and Total Fund Operating Expenses would be 1.12%, 1.14%, 1.09% and 1.13%, respectively.


EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                              1 YEAR       3 YEAR       5 YEARS      10 YEARS
                              ------       ------       -------      --------

Money Market*.................  $10          $31          $54          $119
Municipal Money
 Market*......................  $ 9          $27          $47          $105
Government Obligations
 Money Market*................  $10          $31          $54          $120
New York Municipal
 Money Market*................  $ 8          $25          $44          $ 99


*   Other classes of these Portfolios are sold with different fees and expenses.

                  The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Epsilon Classes)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Epsilon Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on estimated costs and estimated fees expected to be charged to the Epsilon Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal, New York State and New York City personal income taxes at stated rates.

                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Epsilon Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Epsilon Classes are not reflected in the yields of the Epsilon Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Epsilon Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."


                              FINANCIAL HIGHLIGHTS


                  No financial data is supplied for the Portfolios because, as of the date of this Prospectus, the Portfolios had no performance history.


                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO



                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests. There is no assurance that the investment objective of the Money Market Portfolio will be achieved.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar- denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.


                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.


                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.


                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.


                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a portfolio will generally be at lower rates than the rates on the prepaid obligations.

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.


                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two (2) highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Rating Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, and variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies- -Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Money Market Portfolio may not:

                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.


                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)


                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.


                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO



                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.



                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio, as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."

                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio-- Eligible Securities."

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Invest-ment Objectives and Policies -- Money Market Portfolio --Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Municipal Money Market Portfolio may not:


                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.

                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in the obligations at the time of purchase of issuers in the same industry.


                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.


                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO


                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government Obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.


                  Due to fluctuations in interest rates, the market value of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities may vary. Certain government securities held by the Portfolio may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved.


                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."


                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements."

                  MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

                  The Portfolio may also acquire asset-backed securities as described under "Investment Objectives and Policies -- Money Market Portfolio -- Asset-Backed Securities."


                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The following investment limitations may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)


                           3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.


                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short- term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies-- Municipal Money Market Portfolio -- Municipal Obligations."

                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax- Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated. The Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.


                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."

                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's Investor Service, Inc. ("Moody's") or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities." For a more complete description of eligible securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Eligible Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.

                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security than a diversified portfolio. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities.

                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems, which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Portfolio's shares. Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies -- Money Market Portfolio -- Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The New York Municipal Money Market Portfolio may not:


                           1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES



                  GENERAL. Epsilon Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Epsilon Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Epsilon Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by PFPC by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Epsilon Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investment Account requirements. Even if a broker does not impose a sales charge for purchases of Epsilon Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker, and this Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker and who desire to transfer such shares to the street name account of another broker should contact their current broker.


                  A broker may offer investors maintaining Accounts the ability to purchase Epsilon Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Epsilon Class designated by the investor as the "Primary Epsilon Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Epsilon Class at any time by so instructing his broker.


                  If a broker makes special arrangements under which orders for Epsilon Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made available in Federal Funds to the Fund's custodian prior to the close of regular trading of the NYSE, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Epsilon Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Epsilon Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Epsilon Family" to the Epsilon Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An

Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.


                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Epsilon Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. The Fund does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide your name, address, telephone number, Social Security or Tax Identification Number, the Epsilon Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)


                           B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

                                    PNC Bank, N.A., Philadelphia, Pa.
                                    ABA-0310-0005-3.
                                    FROM:  (name of investor)
                                    ACCOUNT NUMBER: (investor's account number
                                            with the Portfolio)
                                    FOR PURCHASE OF:  (name of the Portfolio)
                                    AMOUNT:  (amount to be invested)


                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.


For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Epsilon Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES


                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Epsilon Shares in an Account may redeem Epsilon Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

                  An investor's brokerage firm may also redeem each day a sufficient number of Shares of the Primary Epsilon Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.


                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Epsilon Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer

Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

                  Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Distributor, the Portfolios, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine. The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions. For accounts held of record by a broker-dealer, financial institutions, securities dealers, financial planners, trustee, custodian other than the Distributor or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  Proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Epsilon Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                 NET ASSET VALUE


                  The net asset value per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value per share of each class is calculated by adding the value of the proportionate interest of each class in the securities, cash, and other assets of the Portfolio, subtracting the accrued and actual liabilities of the class and dividing the result by the number of its shares outstanding of the class. The net asset value per share of each class is determined independently of any of the Fund's other classes.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

                                   MANAGEMENT


BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two separate investment portfolios. Each of the Epsilon Classes represents interests in one of the following such investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER


                  PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company.


                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.

                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.


                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


ADMINISTRATOR


                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp, serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of

Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."


DISTRIBUTOR

                  Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Epsilon Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements") with the Fund on behalf of each of the Epsilon Classes.


EXPENSES


                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser and administrator's fees and fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolios and the Shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to a Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser may assume expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.


                             DISTRIBUTION OF SHARES


                  The Board of Directors of the Fund approved and adopted the Distribution Agreements and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Epsilon Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Epsilon Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Agreements the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of
 .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Epsilon Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Epsilon Class the fee agreed to under the relevant Distribution Agreement. Payments under the plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.



                           DIVIDENDS AND DISTRIBUTIONS


                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Epsilon Class unless a shareholder elects otherwise.


                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.

                                      TAXES


                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.


                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal and state income tax consequences described above.



                              DESCRIPTION OF SHARES



                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE EPSILON CLASSES OF THE MONEY MARKET, MUNICIPAL MONEY MARKET, GOVERNMENT OBLIGATIONS MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE EPSILON CLASSES OF THESE PORTFOLIOS.


                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


                  As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.

                  The Fund will issue share certificates for any of the Epsilon Shares only upon the written request of a shareholder sent to PFPC.


                                OTHER INFORMATION


REPORTS AND INQUIRIES


                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196).

                                 EPSILON FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Epsilon Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Epsilon Family Prospectus of the Fund dated December 1, 1997 (the
"Prospectus"). A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.


                                    CONTENTS

                                                                    PROSPECTUS
                                                          PAGE         PAGE
                                                          ----      ----------


General............................................        2           2
Investment Objectives and Policies.................        2           6
Directors and Officers.............................       36          N/A
Investment Advisory, Distribution and
  Servicing Arrangements...........................       40
Portfolio Transactions.............................       46          N/A
Purchase and Redemption Information................       48          29
Valuation of Shares................................       49          41
Performance Information............................       50
Taxes..............................................       51          41
Additional Information Concerning Fund Shares......       56          --
Miscellaneous......................................       60          N/A
Appendix...........................................       A-1         N/A



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Bedford Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Bedford Classes are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


                  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

                  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market, Municipal Money Market and New York Municipal Money Market Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market, Municipal Money Market or New York Municipal Money Market Portfolios have firm commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio,

Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

                  The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

                  OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


                  SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.


                  MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not the exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which are industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian- American Development Bank and the Inter-American Development Bank.

                  SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

                  REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The

Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

                  MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Money Market and Government Obligations Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO. The Portfolios do not currently intend to purchase residual interests.

                  Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.


                  LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.


                  ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Ratings Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only Ratings Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by an Ratings Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying
(2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies (2), (3) or (4) above, or
(b) that are not unconditional, provided that the demand feature satisfies (2),
(3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations

Money Market Portfolios of securities that are rated by only one Ratings Organization or that are Unrated Securities.

                  ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  The Portfolio may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.


                  Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

                  STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

                  The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

                  State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. According to data published by the U.S. Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of

1981 and remained lower until 1991; since then, it has been higher than the national rate.

                  There can be no assurance that the State economy will not experience worse-than-predicted results in the 1997-1998 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

                  STATE BUDGET. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all monies and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

                  The State's budget for the 1997-98 fiscal year was adopted by the Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for State- supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and was based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year (the "1997-98 State Financial Plan"). In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. There can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

                  The adopted 1997-98 budget projected an increase in General Fund disbursements of $1.7 billion or 5.2 percent over 1996-97 levels. The General Fund's average annual growth rate over the last three fiscal years was approximately 1.2 percent. State Funds disbursements (excluding federal grants) are projected to increase by 5.4 percent from the 1996-97 fiscal year. All Governmental Funds projected disbursements increase by 7.0 percent over the 1996-97 fiscal year.

                  The 1997-98 State Financial Plan is projected to be balanced on a cash basis. The Financial Plan projections include a reserve for future needs of $530 million. As compared to the Governor's Executive Budget as amended in February 1997, the State's adopted budget for 1997-98 increased General Fund spending by $1.7 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-98 fiscal year, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, re- estimates of social service, fringe benefit and other spending, and certain non-recurring resources.

                  The 1997-98 adopted budget includes multi-year reductions, including a State-funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. These reductions are intended to reduce the overall level of State and local taxes in New York and to improve the State's competitive position vis-a-vis other states. The various elements of the State and local tax and assessments reductions have little or no impact on the 1997-98 State Financial Plan, and do not begin to materially affect the outyear projections until the State's 1999-2000 fiscal year.

                  The Division of the Budget estimates that the 1997-98 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $270 million (or 0.7 percent of total General Fund receipts). These include the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance is composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.

                  The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the financial plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results, however, could differ materially and adversely from the projections set forth in the 1997-98 State Financial Plan, and those projections may be changed materially and adversely from time to time.

                  In the past, the State has taken management actions and made use of internal sources to address potential State financial plan shortfalls, and the Division of Budget believes it could take similar actions should variances occur in its projections for the current fiscal year.

                  In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

                  Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in New York State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

                  On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000- 2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2001 State fiscal year could grow to nearly $12 billion.

                  RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

                  Total General Fund receipts and transfers from other funds in the 1997-98 fiscal year are projected to be $35.09 billion, an increase of over $2 billion or approximately 6% from the $33.04 billion recorded in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected at $34.60 billion, an increase of $1.7 billion or approximately 5% from the total in the prior fiscal year.

                  The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1997 showed a total equity balance in its combined governmental funds of $826 million, reflecting assets of $15.87 billion and liabilities of $15.04 billion.

                  DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of its authorities and public benefit corporations ("Authorities"). Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

                  The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

                  In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

                  In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which were to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year, it was required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

                  On January 13, 1992, Standard & Poor's Ratings Services ("S&P") reduced its ratings on the State's general obligation bonds from A to A-and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. See Appendix "A" for an explanation of bond ratings. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

                  The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding bond anticipation notes) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of $311 million in certificates of participation (including costs of issuance, reserve funds and other costs) during the State's 1997-98 fiscal year for equipment purchases. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

                  Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $1.9 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects.

                  In the 1997 legislative session, the Legislature also approved two new authorizations for lease-purchase and contractual obligation financings. An aggregate $425 million was authorized for four public authorities for the Community Enhancement Facility Program for economic development purposes. The Legislature also authorized the issuance of up to $40 million to finance the expansion and improvement of facilities at the Albany County airport.

                  Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $749.6 million for the 1996-97 fiscal year, and are estimated to be $720.9 million for the 1997-98 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $329.5 million for the 1996-97 fiscal year, and are estimated to be $329.6 million for the 1997-98 fiscal year. State lease-purchase and contractual-obligation payments were

$1.74 billion in fiscal year 1996-97, and are estimated to be $2.21 billion in fiscal year 1997-98.

                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

                  LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) an action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (7) challenges to certain aspects of petroleum business taxes; (8) an action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for disabled children; (11) an action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non- Indian consumers on Indian reservations; and (12) a challenge to the constitutionality of Clean Water/Clean Air Bond Act.

                  Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal year 1996-97, $193 million in fiscal year 1997-98, peaking at $241 million in fiscal year 1998- 99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF

DELAWARE V. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain monies held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

                  The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the 1996-97 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $364 million, of which $134 million is expected to be paid during the 1997-98 fiscal year.

                  Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

                  AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1996, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $75.4 billion, only a portion of which constitutes State-supported or State-related debt.

                  Authorities are generally supported by revenues generated by the projects they finance or operate, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

                  For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

                  In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. Moody's ratings of City bonds were revised in November 1981 from B (in effect since
1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

                  New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June

30, 1997, MAC had outstanding an aggregate of approximately $4.267 billion of its bonds. MAC is authorized to issue bonds and notes to refund its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through the 1997 fiscal year in the event the City fails to provide such financing.


                  Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.


                  The most recent quarterly modification to the City's financial plan for the 1997 fiscal year, which was submitted to the Control Board on June 10, 1997 (the "1997 Modification"), projected a balanced budget in accordance with GAAP for the 1997 fiscal year, after taking into account an increase in projected tax revenues of $1.2 billion during the 1997 fiscal year and a discretionary prepayment in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years.

                  On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and the City University of New York and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The financial plan included increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the financial plan reflected the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and included actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap-closing actions included (i) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan also set forth projections for the 1999 through 2001 fiscal years and projected gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan assumed approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the 1998-2001 Financial Plan assumed will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

                  The 1998-2001 Financial Plan also assumed (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenues of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the costs containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the 1998-2001 Financial Plan but was not provided for in the Governor's 1997-1998 Executive

Budget. The 1998-2001 Financial Plan reflected the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The 1998-2001 Financial Plan provided no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.

                  Since the preparation of the 1998-2001 Financial Plan, the State has adopted its budget for the 1997-1998 fiscal year. The State budget (1) enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; (2) provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State-funded tax relief program which begins a year later than reflected in the financial plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year.

                  Although the City has maintained balanced budgets in each of its last sixteen fiscal years and is projected to achieve balanced operating results for the 1997 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998- 2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

                  The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

                  Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

                  The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

                  The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

                  Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several

State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements f or the 1997-98 fiscal year.

                  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

                  Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

                  Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and that was largely continued in 1997. Twenty-eight municipalities are scheduled to share in more than $32 million in targeted unrestricted aid allocated in the 1997-98 State budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in New York State other than New York City was approximately $19 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units, other than New York City, authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

                  From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.


INVESTMENT LIMITATIONS.

                  MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO. Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:


                                    (1)   borrow money, except from banks for
temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);


                                    (2)   purchase securities of any one issuer,
other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

                                    (3)   purchase securities on margin, except
for short-term credit necessary for clearance of portfolio transactions;

                                    (4)  underwrite securities of other issuers,
except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                                    (5)  make short sales of securities or
maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                                    (6)  purchase or sell real estate, provided
that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                                    (7)  purchase or sell commodities or
commodity contracts;

                                    (8)  invest in oil, gas or mineral
exploration or development programs;

                                    (9)  make loans except that a Portfolio may
purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

                                    (10) purchase any securities issued by any
other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                                    (11) make investments for the purpose of
exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

                  In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

                  (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

                  (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

                  (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.


                  The foregoing investment limitations cannot be changed without shareholder approval.


                  With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.



                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                                    1.    The Money Market Portfolio will limit
         its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one Ratings Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Ratings Organizations in the highest rating category for such securities, (ii) if rated by only one Ratings Organization, are rated by such Ratings Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.


                                    2.    The Money Market Portfolio will limit
         its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                                    3.    The Money Market Portfolio will limit
         its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                                    1.    The Municipal Money Market Portfolio
         will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                                    1. Purchase securities other than U.S.
         Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.


                                    2. Borrow money, except from banks for
         temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)


                                    3. Act as an underwriter.


                                    4. Make loans except that the Portfolio may
         purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:


                           (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);


                           (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;


                           (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                           (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (6) purchase or sell commodities or commodity contracts;

                           (7) invest in oil, gas or mineral exploration or development programs;

                           (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                           (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                          (10) make investments for the purpose of exercising control or management.


                  In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest"); (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  The foregoing investment limitations cannot be changed without shareholder approval.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                           1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issues at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                  In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                             DIRECTORS AND OFFICERS


                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:


                                 POSITION               PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE         WITH FUND              DURING PAST FIVE YEARS
------------------------         ---------              ----------------------

*Arnold M. Reichman -49          Director               Senior Managing
466 Lexington  Avenue                                   Director, Chief
New York, NY 10017                                      Operating Officer and
                                                        Assistant Secretary,
                                                        Warburg Pincus Asset
                                                        Management, Inc.;
                                                        Director and Executive
                                                        Officer of Counsellors
                                                        Securities Inc.;
                                                        Director/Trustee of
                                                        various investment
                                                        companies advised by
                                                        Warburg Pincus Asset
                                                        Management, Inc.

**Robert Sablowsky -58           Director               Senior Vice President,
110 Wall Street                                         Fahnestock Co., Inc.
New York, NY 10005                                      (a registered broker-
                                                        dealer); Prior to
                                                        October 1996,
                                                        Executive Vice
                                                        President of Gruntal &
                                                        Co., Inc. (a
                                                        registered broker-
                                                        dealer).

Francis J. McKay -60             Director               Since 1963, Executive
7701 Burholme Avenue                                    Vice President, Fox
Philadelphia, PA 19111                                  Chase Cancer Center
                                                        (biomedical research
                                                        and medical care).

Marvin E. Sternberg -62          Director               Since 1974, Chairman,
937 Mt. Pleasant Road                                   Director and
Bryn Mawr, PA  19010                                    President, Moyco
                                                        Industries, Inc.
                                                        (manufacturer of
                                                        dental supplies and
                                                        precision coated
                                                        abrasives); since
                                                        1968, Director and
                                                        President, Mart MMM,
                                                        Inc. (formerly
                                                        Montgomeryville
                                                        Merchandise Mart Inc.)
                                                        and Mart PMM, Inc.
                                                        (formerly Pennsauken
                                                        Merchandise Mart,
                                                        Inc.) (shopping
                                                        centers); and since
                                                        1975, Director and
                                                        Executive Vice
                                                        President, Cellucap
                                                        Mfg. Co., Inc.
                                                        (manufacturer of
                                                        disposable headwear).

Julian A. Brodsky -63            Director               Director and Vice
1234 Market Street                                      Chairman since 1969
16th Floor                                              Comcast Corporation
Philadelphia, PA 19107-3723                             (cable television and
                                                        communications);
                                                        Director Comcast
                                                        Cablevision of
                                                        Philadelphia (cable
                                                        television and
                                                        communications) and
                                                        Nextel (wireless
                                                        communications).

Donald van Roden -73             Director               Self-employed
1200 Old Mill Lane               and                    businessman. From
Wyomissing, PA 19610             Chairman               February 1980 to March
                                 of the                 1987, Vice Chairman,
                                 Board                  SmithKline Beecham
                                                        Corporation
                                                        (pharmaceuticals);
                                                        Director, AAA Mid-
                                                        Atlantic (auto
                                                        service); Director,
                                                        Keystone Insurance Co.

Edward J. Roach -73              President              Certified Public
Suite 100                        and                    Accountant; Vice
Bellevue Park                    Treasurer              Chairman of the Board,
Corporate Center                                        Fox Chase Cancer
400 Bellevue Parkway                                    Center; Trustee
Wilmington, DE  19809                                   Emeritus, Pennsylvania
                                                        School for the Deaf;
                                                        Trustee Emeritus,
                                                        Immaculata College;
                                                        President or Vice
                                                        President and
                                                        Treasurer of various
                                                        investment companies
                                                        advised by PNC
                                                        Institutional
                                                        Management
                                                        Corporation; Director,
                                                        The Bradford Funds,
                                                        Inc.

Morgan R. Jones -58              Secretary              Chairman of the law
Drinker Biddle & Reath LLP                              firm of Drinker Biddle
1345 Chestnut Street                                    & Reath LLP; Director,
Philadelphia, PA 19107-3496                             Rocking Horse Child
                                                        Care Centers of
                                                        America, Inc.


----------------------

* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

                  The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributer and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:


                             DIRECTORS' COMPENSATION


                                                                       TOTAL
                                          PENSION OR               COMPENSATION
                                          RETIREMENT   ESTIMATED       FROM
                            AGGREGATE      BENEFITS     ANNUAL    REGISTRANT AND
                           COMPENSATION   ACCRUED AS   BENEFITS    FUND COMPLEX1
                               FROM      PART OF FUND    UPON          PAID
NAME OF PERSON/ POSITION    REGISTRANT     EXPENSES   RETIREMENT   TO DIRECTORS
------------------------   ------------  ------------ ----------  --------------


Julian A. Brodsky,           $16,000         N/A          N/A         $16,000
Director
Francis J. McKay,            $19,000         N/A          N/A         $19,000
Director
Arnold M. Reichman,          $     0         N/A          N/A         $     0
Director
Robert Sablowsky,            $ 8,000         N/A          N/A         $ 8,000
Director
Marvin E. Sternberg,         $19,000         N/A          N/A         $19,000
Director
Donald van Roden,            $24,000         N/A          N/A         $24,000
Director and Chairman

----------------------

1 A FUND COMPLEX MEANS TWO OR MORE INVESTMENT COMPANIES THAT HOLD THEMSELVES OUT TO INVESTORS AS RELATED COMPANIES FOR PURPOSES OF INVESTMENT AND INVESTOR SERVICES, OR HAVE A COMMON INVESTMENT ADVISER OR HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER OF ANY OTHER INVESTMENT COMPANIES.

                  ON OCTOBER 24, 1990 THE FUND ADOPTED, AS A PARTICIPATING EMPLOYER, THE FUND OFFICE RETIREMENT PROFIT-SHARING PLAN AND TRUST AGREEMENT, A RETIREMENT PLAN FOR EMPLOYEES (CURRENTLY EDWARD J. ROACH AND ONE OTHER EMPLOYEE), PURSUANT TO WHICH THE FUND WILL CONTRIBUTE ON A QUARTERLY BASIS AMOUNTS EQUAL TO 10% OF THE QUARTERLY COMPENSATION OF EACH ELIGIBLE EMPLOYEE. BY VIRTUE OF THE SERVICES PERFORMED BY PNC INSTITUTIONAL MANAGEMENT CORPORATION ("PIMC"), THE PORTFOLIOS' ADVISER, PNC BANK, NATIONAL ASSOCIATION ("PNC BANK"), THE SUB-ADVISER TO ALL PORTFOLIOS OTHER THAN THE NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO, WHICH HAS NO SUB-ADVISER, AND THE FUND'S CUSTODIAN, PFPC INC. ("PFPC"), THE ADMINISTRATOR TO THE MUNICIPAL MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS AND THE FUND'S TRANSFER AND DIVIDEND DISBURSING AGENT, AND COUNSELLORS SECURITIES INC. (THE "DISTRIBUTOR"), THE FUND'S DISTRIBUTOR, THE FUND ITSELF REQUIRES ONLY TWO PART-TIME EMPLOYEES. DRINKER BIDDLE & REATH LLP, OF WHICH MR. JONES IS A PARTNER, RECEIVES LEGAL FEES AS COUNSEL TO THE FUND. NO OFFICER, DIRECTOR OR EMPLOYEE OF PIMC, PNC BANK, PFPC OR THE DISTRIBUTOR CURRENTLY RECEIVES ANY COMPENSATION FROM THE FUND.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

                  ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. Under the sub-advisory agreements, PIMC pays PNC Bank an annual fee equal to 75% of the investment advisory fees received by PIMC on behalf of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

                  For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:


                                FEES PAID
PORTFOLIOS                   (AFTER WAIVERS)    WAIVERS      REIMBURSEMENTS
----------                   ---------------    -------      --------------
Money Market Portfolio          $5,366,431     $3,603,130       $469,986
Municipal Money Market            $201,095     $1,269,553        $14,921
Portfolio
Government Obligations
Money Market Portfolio          $1,774,123       $647,063       $404,193
New York Municipal
Money Market Portfolio             $21,831       $324,917           ----


                  For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:


                                FEES PAID
PORTFOLIOS                   (AFTER WAIVERS)     WAIVERS     REIMBURSEMENTS
----------                   ---------------     -------     --------------
Money Market Portfolio          $4,174,375      $3,522,715      $342,158
Municipal Money Market            $190,687      $1,218,973       $17,576
Portfolio
Government Obligations
Money Market Portfolio          $1,638,622        $671,811      $406,954
New York Municipal
Money Market Portfolio              $2,709        $268,017            $0


                  For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:


                               FEES PAID
PORTFOLIOS                   (AFTER WAIVERS)      WAIVERS    REIMBURSEMENTS
----------                   ---------------      -------    --------------
Money Market Portfolio         $2,274,697       $2,589,832       $12,047
Municipal Money Market            $67,752       $1,041,321       $11,593
Portfolio
Government Obligations           $780,122         $398,363            $0
Money Market Portfolio
New York Municipal               $187,660         $187,660       $12,656
Money Market Portfolio


                  Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers. The Theta Classes of the Fund pays their own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Theta classes or if they receive different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989. The Advisory Agreement was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.

                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.


                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:


PORTFOLIOS                   FEES PAID          WAIVERS      REIMBURSEMENTS
----------                   ---------          -------      --------------
Municipal Money Market       $448,548             $0               $0
Portfolio
New York Municipal             99,071             $0               $0
Money Market Portfolio


                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                             FEES PAID
                              (AFTER
PORTFOLIOS                    WAIVERS)          WAIVERS      REIMBURSEMENTS
----------                   ---------          -------      --------------
Municipal Money Market       $428,209                $0            $0
New York Municipal Money      $67,204           $10,146            $0
Market Portfolio

                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                             FEES PAID
                              (AFTER
PORTFOLIOS                    WAIVERS)          WAIVERS      REIMBURSEMENTS
----------                   ---------          -------      --------------
Municipal Money Market       $321,790            $6,233           $0
Portfolio
New York Municipal Money       $8,960           $44,657           $0
Market Portfolio



                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Epsilon Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Epsilon Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each

Epsilon Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Epsilon Classes, (collectively, the "Distribution Agreements") and separate Plans of Distribution for each of the Epsilon Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Epsilon Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans relating to the Epsilon Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios were approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Epsilon Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Epsilon Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc.



                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.



                  The Fund is required to identify any securities of its regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolios held the following securities:

       Portfolio                   Security                 Value
       ---------                   --------                 -----

Money Market Portfolio   Bear Stearns Companies, Inc.   $105,000,000
                         Commercial Paper

Money Market Portfolio   Bear Stearns Companies, Inc.   $ 20,000,000
                         Corporate Obligation



                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the, "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by dividing a Portfolio's net assets by the number of outstanding shares of a Portfolio. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Fund's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Veterans Day and Columbus Day.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.


                             PERFORMANCE INFORMATION

                  Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven- calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.


                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication thaT monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.



                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").


                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each

Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.


                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current taxexempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.


                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.


                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock

(Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal
Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap) 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money), 100 million shares are classified as Class Alpha 4 Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common

Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class Janney Money Market Common Stock, Class Janney Municipal Money Market Common Stock, Class Janney Government Obligations Money Market Common Stock and Class Janney New York Municipal Money Market Common Stock constitute the Janney Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Funds, the n/i Numeric Investors Family, the Boston Partner Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family and the Janney Montgomery Scott Money Family represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios, and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families (collectively, the "Additional Families") represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.



                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.

PORTFOLIO                       NAME AND ADDRESS             PERCENT OWNED
---------                       ----------------             -------------
Cash Preservation         Jewish Family and Children's           44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103

                          Dominic and Barbara Pisciotta          15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303

Cash Preservation         Kenneth Farwell and Valerie            11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107

                          Gary L. Lange and                      32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750

                          Andrew Diederich and                    6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131

                          Gwendolyn Haynes                        5.2%
                          2757 Geyer
                          St. Louis, MO  63104

                          Savannah Thomas Trust                   6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119

Sansom Street Money       Wasner & Co.                           32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113

                          Saxon and Co.                          65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182

PORTFOLIO                       NAME AND ADDRESS             PERCENT OWNED
---------                       ----------------             -------------
BEA International         Blue Cross & Blue Shield of             6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106

                          Credit Suisse Private Banking           6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028

                          Indiana University Foundation           5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500

                          Employees Ret. Plan Marshfield          5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449

                          State Street Bank & Trust               5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992

BEA International         Bob & Co.                              87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)

                          TRANSCORP                              10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535

BEA High Yield            Fidelity Investments                   15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          Guenter Full Trust Michelin            17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001

PORTFOLIO                       NAME AND ADDRESS             PERCENT OWNED
---------                       ----------------             -------------
                          C S First Boston Pension Fund           6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002

                          Southdown Inc. Pension Plan             9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980

                          Edward J. Demske TTEE                   5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056

BEA High Yield            Richard A. Wilson TTEE                 10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232

                          Charles Schwab & Co.                   88.82%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122

BEA Emerging Markets      Wachovia Bank North Carolina           26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819

                          Hall Family Foundation                 38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400

                          Arkansas Public Employees              18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704

BEA Emerging Markets      Charles Schwab & Co.                   22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175

PORTFOLIO                       NAME AND ADDRESS             PERCENT OWNED
---------                       ----------------             -------------
                          Donald W. Allgood                      72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541

BEA US Core Equity        Patterson & Co.                        43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)

                          Credit Suisse Private Banking          13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028

                          Fleet National Bank Trust               5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900

                          Werner & Pfleiderer Pension             6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220

                          Washington Hebrew Congregation         11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799

BEA US Core Fixed         New England UFCW & Employers'          24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606

                          Patterson & Co.                         6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          MAC & Co                                5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198

                          Fidelity Investments                    9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse First
                          Boston Employee's Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

PORTFOLIO                       NAME AND ADDRESS             PERCENT OWNED
---------                       ----------------             -------------
                          DCA Food Industries Inc.                8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255

                          State St. Bank & Trust TTE              6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470

                          The Valley Foundation                   6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594

BEA Strategic Global      Sunkist Master Trust                   32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313

                          Patterson & Co.                        23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          Key Trust Co. of Ohio                  18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870

                          Hard & Co.                             17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012

BEA Municipal Bond        William A. Marquard                    39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716

                          Arnold Leon                            13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199

                          Irwin Bard                              6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908

PORTFOLIO                       NAME AND ADDRESS             PERCENT OWNED
---------                       ----------------             -------------
                          S. Finkelstein Family Fund              5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827

BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.        17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)

                          Bea Associates 401K                    11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611

                          John B. Hurford                        47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611

n/i Micro Cap Fund        Charles Schwab & Co. Inc.              15.3%
(Class FF)                Special Custody Account for the
                          Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Public Inst. for Social Security        6.1%
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209

                          Portland General Corp.                 13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          State Street Bank and                   7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171

n/i Growth Fund           Charles Schwab & Co. Inc.              18.6%
(Class GG)                Special Custody Account for the
                          Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

PORTFOLIO                       NAME AND ADDRESS             PERCENT OWNED
---------                       ----------------             -------------
                          U.S. Equity Investment                  6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477

                          Portland General Corp. VEBA             5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          CitiBank FSB                           18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607

n/i Growth and Value      Charles Schwab & Co. Inc.              22.9%
Fund (Class HH)           Special Custody Account for the
                          Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Chase Manhattan Bank                    6.0%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660

Boston Partners Large     Dr. Janice B. Yost                     26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302

                          Saxon and Co.                          12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182

                          Irving Fireman's Relief & Ret           8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061

PORTFOLIO                       NAME AND ADDRESS             PERCENT OWNED
---------                       ----------------             -------------
                          John N. Brodson and                    10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611

                          Wells Fargo Bank                       15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308

                          Hawaiian Trust Company LTD              6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170

                          Shady Side Academy Endowment           11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238

Boston Partners Large     Fleet National Bank TTEE                7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692

                          National Financial Services            25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281

                          Joseph P. Scherer                      10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002

                          Linda C. Brodson                        7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

PORTFOLIO                       NAME AND ADDRESS             PERCENT OWNED
---------                       ----------------             -------------
                          John N. Brodson                         7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Charles Schwab & Co. Inc.              12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Mark R. Scott                           6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090

Boston Partners Mid       National Financial SVCS Corp.          27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281

                          Charles Schwab & Co. Inc.              32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104

                          George B. Smithy, Jr.                  13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181

                          John N. Brodson                         6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Linda C. Brodson                        6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

PORTFOLIO                       NAME AND ADDRESS             PERCENT OWNED
---------                       ----------------             -------------
Boston Partners Mid       Wells Fargo Bank Cust                   5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389

                          USNB of Oregon                         77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208


                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

PROSPECTUS

THE ZETA FAMILY


MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO





                                                               December 1, 1997

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                                TABLE OF CONTENTS



                                                                       PAGE
         INTRODUCTION...................................................  4
         FINANCIAL HIGHLIGHTS...........................................  8
         INVESTMENT OBJECTIVES AND POLICIES.............................  8
         PURCHASE AND REDEMPTION OF SHARES.............................. 26
         NET ASSET VALUE................................................ 32
         MANAGEMENT .................................................... 33
         DISTRIBUTION OF SHARES......................................... 35
         DIVIDENDS AND DISTRIBUTIONS.................................... 36
         TAXES.......................................................... 36
         DESCRIPTION OF SHARES.......................................... 39
         OTHER INFORMATION.............................................. 41




                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania


                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                     COUNSEL
                           Drinker Biddle & Reath LLP
                           Philadelphia, Pennsylvania


                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                 THE ZETA FAMILY
                                       OF
                               THE RBB FUND, INC.


         The Zeta Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares of the classes (collectively, the "Zeta Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (together, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:


         MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.


         MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


         GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.


         NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from federal,

         New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

         The New York Municipal Money Market Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.

         Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in Shares of the Fund involve investment risks, including the possible loss of principal. An investment in the Portfolios is neither insured nor guaranteed by the U.S. Government or any governmental agency. There can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

         An investor may purchase and redeem Shares of any of the Zeta classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

         PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Portfolios, PNC Bank, National Association ("PNC Bank") serves as sub-adviser for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub- adviser, and serves as custodian for the Fund. PFPC Inc. ("PFPC") serves as administrator of the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.

         This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the Internet Web Site (http://www.sec.gov).

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                                     December 1, 1997

                                  INTRODUCTION



                  The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Zeta Classes") offered by this Prospectus represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.

                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.

                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.

                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.


                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


                  The Portfolios' investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub- adviser, and serves as custodian to the Fund. PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


                  An investor may purchase and redeem Shares of any of the Zeta Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."


                  An investment in any of the Zeta Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

         FEE TABLE


         ESTIMATED ANNUAL FUND OPERATING EXPENSES (ZETA CLASSES)
         (as a percentage of average daily net assets)

         The Fee Table below contains a summary of the annual operating expenses of the Zeta Classes based on expenses expected to be incurred for the current fiscal period, as a percentage of average daily net assets. An example based on the summary is also shown.


                                                       GOVERNMENT     NEW YORK
                                          MUNICIPAL   OBLIGATIONS    MUNICIPAL
                           MONEY MARKET  MONEY MARKET MONEY MARKET  MONEY MARKET
                            PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                           -----------   -----------  -----------   ------------

Management Fees (after
 waivers)(1)..............     .22%          .04%         .30%          .02%

12b-1 Fees................     .53           .56          .56           .52

Other Expenses............     .22           .25         .115           .28
                               ---           ---         ----           ---

Total Fund Operating
 Expenses (after
 waivers) (1).............     .97%          .85%        .975%          .80%
                               ====          ====        =====          ====


(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio, Management Fees would be .37%, .33%, .41% and .35%, respectively, and Total Fund Operating Expenses would be 1.12%, 1.14%, 1.09% and 1.13%, respectively.


         EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                  1 YEAR     3 YEARS      5 YEARS     10 YEARS
                                  ------     -------      -------     --------


Money Market*................       $10        $31          $54         $119
Municipal Money
 Market*.....................       $ 9        $27          $47         $105
Government Obligations
 Money Market*...............       $10        $31          $54         $120
New York Municipal
 Money Market*...............       $ 8        $25          $44         $ 99


* Other classes of these Portfolios are sold with different fees and expenses.


                  The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Zeta Classes)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Zeta Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on estimated costs and estimated fees expected to be charged to the Zeta Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal, New York State and New York City personal income taxes at stated rates.


                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Zeta Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Zeta Classes are not reflected in the yields of the Zeta Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the Zeta Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."


                              FINANCIAL HIGHLIGHTS



                  No financial data is supplied for the Portfolios because, as of the date of this Prospectus, the Portfolios had no performance history.


                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO



                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests. There is no assurance that the investment objective of the Money Market Portfolio will be achieved.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.


                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.


                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a portfolio will generally be at lower rates than the rates on the prepaid obligations.

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").


                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.


                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies-- Municipal Money Market Portfolio--Municipal Obligations."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities,

(2) securities that are rated at the time of purchase in the two (2) highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Rating Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, and variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies- -Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Money Market Portfolio may not:


                           1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.

                           2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                           4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

                           1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days.

         "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and
         (iv) above will be approved or ratified by the Board of Directors.

                           2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                           3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.



                        MUNICIPAL MONEY MARKET PORTFOLIO



                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved.


                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.


                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio, as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."

                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio-- Eligible Securities."

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market Portfolio-Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  THE MUNICIPAL MONEY MARKET PORTFOLIO MAY NOT:


                           1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.

                           2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           3. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in the obligations at the time of purchase of issuers in the same industry.


                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.



                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.



                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO



                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government Obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                  Due to fluctuations in interest rates, the market value of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities may vary. Certain government securities held by the Portfolio may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements."

                  MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. The Portfolio may also acquire asset-backed securities as described under "Investment Objectives and Policies--Money Market Portfolio-- Asset-Backed Securities."

                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The following investment limitations may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.



                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO



                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and

Policies--Municipal Money Market Portfolio--Municipal Obligations."

                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax- Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated. The Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.


                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."

                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's Investor Service, Inc. ("Moody's") or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.


                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities." For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio--Eligible Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.


                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security than a diversified portfolio. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities.

                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems, which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by

S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Portfolio's shares. Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market Portfolio-Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The New York Municipal Money Market Portfolio may not:


                           1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the

         Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                           2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.


                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.


                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES



                  GENERAL. Zeta Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Zeta Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Zeta Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by PFPC by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of

Zeta Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investment Account requirements. Even if a broker does not impose a sales charge for purchases of Zeta Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker, and this Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker and who desire to transfer such shares to the street name account of another broker should contact their current broker.

                  A broker may offer investors maintaining Accounts the ability to purchase Zeta Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Zeta Class designated by the investor as the "Primary Zeta Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Zeta Class at any time by so instructing his broker.

                  If a broker makes special arrangements under which orders for Zeta Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made available in Federal Funds to the Fund's custodian prior to the close of regular trading on the NYSE, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Zeta Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Zeta Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Zeta Family" to the Zeta Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Zeta Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. The Fund does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                           A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149), and provide your name, address, telephone number, Social Security or Tax Identification Number, the Zeta Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)


                           B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:


                                    PNC Bank, N.A., Philadelphia, Pa.
                                    ABA-0310-0005-3.
                                    FROM:   (name of investor)
                                    ACCOUNT NUMBER: (investor's account number
                                             with the Portfolio)
                                    FOR PURCHASE OF: (name of the Portfolio)
                                    AMOUNT:   (amount to be invested)

                           C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.


For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Zeta Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the

Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

                              REDEMPTION PROCEDURES

                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Zeta Shares in an Account may redeem Zeta Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

                  An investor's brokerage firm may also redeem each day a sufficient number of Shares of the Primary Zeta Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Zeta Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

                  Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Distributor, the Portfolios, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and
(6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions. For accounts held of record by a broker-dealer, financial institutions, securities dealers, financial planners, trustee, custodian other than the Distributor or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

         Proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Zeta Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                 NET ASSET VALUE


                  The net asset value per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value per share of each class is calculated by adding the value of the proportionate interest of each class in the securities, cash, and other assets of the Portfolio, subtracting the accrued and actual liabilities of the class and dividing the result by the number of its shares outstanding of the class. The net asset value per share of each class is determined independently of any of the Fund's other classes.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

                                   MANAGEMENT

BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two separate investment portfolios. Each of the Zeta Classes represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER


                  PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a

Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.

                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.


                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC. In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


ADMINISTRATOR


                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

                  Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Zeta Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements") with the Fund on behalf of each of the Zeta Classes.


EXPENSES


                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser and administrator's fees and fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolios and the Shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to a Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser may assume expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.



                             DISTRIBUTION OF SHARES


                  The Board of Directors of the Fund approved and adopted the Distribution Agreements and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Zeta Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Zeta Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Agreements the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Zeta Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Zeta Class the fee agreed to under the relevant Distribution Agreement. Payments under the plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.



                           DIVIDENDS AND DISTRIBUTIONS

                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Zeta Class unless a shareholder elects otherwise.


                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.



                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal and state income tax consequences described above.



                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE ZETA CLASSES OF THE MONEY MARKET, MUNICIPAL MONEY MARKET, GOVERNMENT

OBLIGATIONS MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE ZETA CLASSES OF THESE PORTFOLIOS.

                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.


                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.


                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

                  As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


                  The Fund will issue share certificates for any of the Zeta Shares only upon the written request of a shareholder sent to PFPC.

                                OTHER INFORMATION

REPORTS AND INQUIRIES


                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196).

                                   ZETA FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION

                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Zeta Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Zeta Family Prospectus of the Fund dated December 1, 1997, (the "Prospectus").
A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.

                                    CONTENTS

                                                                      Prospectus
                                                              Page       Page
                                                            --------- ----------

General....................................................      2           4
Investment Objectives and Policies.........................      2           8
Directors and Officers.....................................     36         N/A
Investment Advisory, Distribution and
  Servicing Arrangements...................................     40       33,35
Portfolio Transactions.....................................     47         N/A
Purchase and Redemption Information........................     49          26
Valuation of Shares........................................     49          32
Performance Information....................................     51          36
Taxes......................................................     52          39
Additional Information Concerning Fund Shares..............     57          39
Miscellaneous..............................................     60         N/A
Appendix...................................................    A-1         N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL

          The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Zeta Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Zeta Classes are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.

          Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

          The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

          REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

          VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal

Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

          WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market, Municipal Money Market and New York Municipal Money Market Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market, Municipal Money Market or New York Municipal Money Market Portfolios has such commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          STAND-BY COMMITMENTS. Each of the Money Market Portfolio,
Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

          Each of the Money Market Portfolio, Municipal Money Market
Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

          Each of the Money Market Portfolio, Municipal Money Market
Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

          The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

          OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES
OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches.

Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.

          SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

          MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

          The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

          U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

          SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended.
Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

          REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

          MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          The Money Market and Government Obligations Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO. The Portfolios do not currently intend to purchase residual interests.

          Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

          Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

          In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

          LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

          ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that
(a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies
(2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one Rating Organization or that are Unrated Securities.

          ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

          Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

          Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

          STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New

York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

          The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

          State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. According to data published by the U.S. Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher than the national rate.

          There can be no assurance that the State economy will not experience worse-than-predicted results in the 1997-1998 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          STATE BUDGET. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all monies and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          The State's budget for the 1997-98 fiscal year was adopted by the Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for State-supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and was based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year (the "1997-98 State Financial Plan"). In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. There can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

          The adopted 1997-98 budget projected an increase in General Fund disbursements of $1.7 billion or 5.2 percent over 1996-97 levels. The General Fund's average annual growth rate over the last three fiscal years was approximately 1.2 percent. State Funds disbursements (excluding federal grants) are projected to increase by 5.4 percent from the 1996-97 fiscal year. All Governmental Funds projected disbursements increase by 7.0 percent over the 1996-97 fiscal year.

          The 1997-98 State Financial Plan is projected to be balanced on a cash basis. The Financial Plan projections include a reserve for future needs of $530 million. As compared to the Governor's Executive Budget as amended in February 1997, the State's adopted budget for 1997-98 increased General Fund spending by $1.7 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-98 fiscal year, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, re-estimates of social service, fringe benefit and other spending, and certain non-recurring resources.

          The 1997-98 adopted budget includes multi-year reductions, including a State-funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. These reductions are intended to reduce the overall level of State and local taxes in New York and to improve the State's competitive position vis-a-vis other states. The various elements of the State and local tax and assessments reductions have little or no impact on the 1997-98 State Financial Plan, and do not begin to materially affect the outyear projections until the State's 1999-2000 fiscal year.

          The Division of the Budget estimates that the 1997-98 State
Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $270 million (or 0.7 percent of total General Fund receipts). These include the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance is composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.

          The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the financial plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results, however, could differ materially and adversely from the projections set forth in the 1997-98 State Financial Plan, and those projections may be changed materially and adversely from time to time.

          In the past, the State has taken management actions and made use of internal sources to address potential State financial plan shortfalls, and the Division of Budget believes it could take similar actions should variances occur in its projections for the current fiscal year.

          In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

          Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in New York State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

          On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000-2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2001 State fiscal year could grow to nearly $12 billion.

          RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

          Total General Fund receipts and transfers from other funds in the 1997-98 fiscal year are projected to be $35.09 billion, an increase of over $2 billion or approximately 6% from the $33.04 billion recorded in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected at $34.60 billion, an increase of $1.7 billion or approximately 5% from the total in the prior fiscal year.

          The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1997 showed a total equity balance in its combined governmental funds of $826 million, reflecting assets of $15.87 billion and liabilities of $15.04 billion.

          DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of its authorities and public benefit corporations ("Authorities"). Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

          In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

          In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which were to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year, it was required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

          On January 13, 1992, Standard & Poor's Ratings Services ("S&P") reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. See Appendix "A" for an explanation of bond ratings. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

          The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding bond anticipation notes) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of $311 million in certificates of participation (including costs of issuance, reserve funds and other costs) during the State s 1997-98 fiscal year for equipment purchases. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

          Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $1.9 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects.

          In the 1997 legislative session, the Legislature also approved two new authorizations for lease-purchase and contractual obligation financings. An aggregate $425 million was authorized for four public authorities for the Community Enhancement Facility Program for economic development purposes. The Legislature also authorized the issuance of up to $40 million to finance the expansion and improvement of facilities at the Albany County airport.

          Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $749.6 million for the 1996-97 fiscal year, and are estimated to be $720.9 million for the 1997-98 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $329.5 million for the 1996-97 fiscal year, and are estimated to be $329.6 million for the 1997-98 fiscal year. State lease-purchase and contractual-obligation payments were $1.74 billion in fiscal year 1996-97, and are estimated to be $2.21 billion in fiscal year 1997-98.

          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

          LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) an action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (7) challenges to certain aspects of petroleum business taxes; (8) an action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for disabled children; (11) an action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; and (12) a challenge to the constitutionality of Clean Water/Clean Air Bond Act.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal year 1996-97, $193 million in fiscal year 1997-98, peaking at $241 million in fiscal year 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF DELAWARE V. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain monies held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

          The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the 1996-97 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $364 million, of which $134 million is expected to be paid during the 1997-98 fiscal year.

          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

          AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1996, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $75.4 billion, only a portion of which constitutes State-supported or State-related debt.

          Authorities are generally supported by revenues generated by the projects they finance or operate, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

          NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

          For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

          In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1997, MAC had outstanding an aggregate of approximately $4.267 billion of its bonds. MAC is authorized to issue bonds and notes to refund its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through the 1997 fiscal year in the event the City fails to provide such financing.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New

York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          The most recent quarterly modification to the City's financial plan for the 1997 fiscal year, which was submitted to the Control Board on June 10, 1997 (the "1997 Modification"), projected a balanced budget in accordance with GAAP for the 1997 fiscal year, after taking into account an increase in projected tax revenues of $1.2 billion during the 1997 fiscal year and a discretionary prepayment in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years.

          On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and the City University of New York and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The financial plan included increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the financial plan reflected the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and included actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap-closing actions included (i) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan also set forth projections for the 1999 through 2001 fiscal years and projected gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

          The 1998-2001 Financial Plan assumed approval by the State
Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the 1998-2001 Financial Plan assumed will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

          The 1998-2001 Financial Plan also assumed (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenues of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the costs containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the 1998-2001 Financial Plan but was not provided for in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan reflected the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The 1998-2001 Financial Plan provided no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.

          Since the preparation of the 1998-2001 Financial Plan, the State has adopted its budget for the 1997-1998 fiscal year. The State budget (1) enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; (2) provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State-funded tax relief program which begins a year later than reflected in the financial plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year.

          Although the City has maintained balanced budgets in each of its last sixteen fiscal years and is projected to achieve balanced operating results for the 1997 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998-2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

          The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

          Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

          The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

          The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

          Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

          Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

          Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

          Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and that was largely continued in 1997. Twenty-eight municipalities are scheduled to share in more than $32 million in targeted unrestricted aid allocated in the 1997-98 State budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in New York State other than New York City was approximately $19 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units, other than New York City, authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.

INVESTMENT LIMITATIONS.

          MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO.
Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:

            (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least
      300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market
      Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

            (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

            (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

            (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

            (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

            (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

            (7) purchase or sell commodities or commodity contracts;

            (8) invest in oil, gas or mineral exploration or development programs;

            (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

            (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

            (11) make investments for the purpose of exercising control or management.

          In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

          In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

          (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

          (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

          (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

          The foregoing investment limitations cannot be changed without shareholder approval.

          With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.


          So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.

               1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

               2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

               3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

               1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A

         "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Act as an underwriter.

                           4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

          The foregoing investment limitations cannot be changed without shareholder approval.

          The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

          NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:

                           (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                           (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                           (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

                           (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (6) purchase or sell commodities or commodity contracts;

                           (7) invest in oil, gas or mineral exploration or development programs;

                           (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                           (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                           (10) make investments for the purpose of exercising control or management.

          In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

          The foregoing investment limitations cannot be changed without shareholder approval.

          So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                           1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.


                             DIRECTORS AND OFFICERS

          The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:

                                  Position             Principal Occupation
Name and Address and Age          with Fund            During Past Five Years
------------------------          ---------            ----------------------
*Arnold M. Reichman -49           Director             Senior Managing Director,
466 Lexington Avenue                                   Chief Operating Officer
New York, NY 10017                                     and Assistant Secretary,
                                                       Warburg Pincus Asset
                                                       Management, Inc.;
                                                       Director and Executive
                                                       Officer of Counsellors
                                                       Securities Inc.;
                                                       Director/Trustee of
                                                       various investment
                                                       companies advised by
                                                       Warburg Pincus Asset
                                                       Management, Inc.

**Robert Sablowsky -58            Director             Senior Vice President,
110 Wall Street                                        Fahnestock Co., Inc. (a
New York, NY 10005                                     registered broker-
                                                       dealer); Prior to October
                                                       1996, Executive Vice
                                                       President of Gruntal &
                                                       Co., Inc. (a registered
                                                       broker-dealer).

Francis J. McKay -60              Director             Since 1963, Executive
7701 Burholme Avenue                                   Vice President, Fox Chase
Philadelphia, PA 19111                                 Cancer Center (biomedical
                                                       research and medical
                                                       care).

                                  Position             Principal Occupation
Name and Address and Age          with Fund            During Past Five Years
------------------------          ---------            ----------------------
Marvin E. Sternberg -62           Director             Since 1974, Chairman,
937 Mt. Pleasant Road                                  Director and President,
Bryn Mawr, PA  19010                                   Moyco Industries, Inc.
                                                       (manufacturer of dental
                                                       supplies and precision
                                                       coated abrasives); since
                                                       1968, Director and
                                                       President, Mart MMM, Inc.
                                                       (formerly Montgomeryville
                                                       Merchandise Mart Inc.)
                                                       and Mart PMM, Inc.
                                                       (formerly Pennsauken
                                                       Merchandise Mart, Inc.)
                                                       (shopping centers); and
                                                       since 1975, Director and
                                                       Executive Vice President,
                                                       Cellucap Mfg. Co., Inc.
                                                       (manufacturer of
                                                       disposable headwear).

Julian A. Brodsky -63             Director             Director and Vice
1234 Market Street                                     Chairman since 1969
16th Floor                                             Comcast Corporation
Philadelphia, PA 19107-3723                            (cable television and
                                                       communications); Director
                                                       Comcast Cablevision of
                                                       Philadelphia (cable
                                                       television and
                                                       communications) and
                                                       Nextel (wireless
                                                       communications).

Donald van Roden -73              Director             Self-employed
1200 Old Mill Lane                and Chairman of      businessman. From
Wyomissing, PA  19610             the Board            February 1980 to March
                                                       1987, Vice Chairman,
                                                       SmithKline Beecham
                                                       Corporation
                                                       (pharmaceuticals);
                                                       Director, AAA
                                                       Mid-Atlantic (auto
                                                       service); Director,
                                                       Keystone Insurance Co.

                                  Position             Principal Occupation
Name and Address and Age          with Fund            During Past Five Years
------------------------          ---------            ----------------------
Edward J. Roach -73               President            Certified Public
Suite 100                         and                  Accountant; Vice Chairman
Bellevue Park                     Treasurer            of the Board, Fox Chase
Corporate Center                                       Cancer Center; Trustee
400 Bellevue Parkway                                   Emeritus, Pennsylvania
Wilmington, DE  19809                                  School for the Deaf;
                                                       Trustee Emeritus,
                                                       Immaculata College;
                                                       President or Vice
                                                       President and Treasurer
                                                       of various investment
                                                       companies advised by PNC
                                                       Institutional Management
                                                       Corporation; Director,
                                                       The Bradford Funds, Inc.

Morgan R. Jones -58               Secretary            Chairman of the law firm
Drinker Biddle & Reath LLP                             of Drinker Biddle & Reath
1345 Chestnut Street                                   LLP; Director, Rocking
Philadelphia, PA 19107-3496                            Horse Child Care Centers
                                                       of America, Inc.

----------------------

* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

          Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

          Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

          Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors.

The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

          The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributer and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:

                             DIRECTORS' COMPENSATION

                                                                 PENSION OR                            TOTAL
                                                                 RETIREMENT                        COMPENSATION
                                                                  BENEFITS         ESTIMATED      FROM REGISTRANT
                                               AGGREGATE         ACCRUED AS         ANNUAL           AND FUND
                                           COMPENSATION FROM    PART OF FUND     BENEFITS UPON     COMPLEX1 PAID
NAME OF PERSON/ POSITION                       REGISTRANT         EXPENSES         RETIREMENT       TO DIRECTORS
------------------------                   -----------------    ------------     -------------    ---------------
Julian A. Brodsky,                              $16,000             N/A              N/A               $16,000
Director
Francis J. McKay,                               $19,000             N/A              N/A               $19,000
Director
Arnold M. Reichman,                             $     0             N/A              N/A               $     0
Director
Robert Sablowsky,                               $ 8,000             N/A              N/A               $ 8,000
Director
Marvin E. Sternberg,                            $19,000             N/A              N/A               $19,000
Director
Donald van Roden,                               $24,000             N/A              N/A               $24,000
Director and Chairman
----------------------

1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

          On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolios' adviser, PNC Bank, National Association ("PNC Bank"), the sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

          ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-advisor, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. Under the sub-advisory agreements, PIMC pays PNC Bank an annual fee equal to 75% of the investment advisory fees received by PIMC on behalf of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

          For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:

                                   FEES PAID
                               (AFTER WAIVERS AND
PORTFOLIOS                       REIMBURSEMENTS)                 WAIVERS             REIMBURSEMENTS
----------                     -------------------               -------             --------------
Money Market Portfolio            $5,366,431                   $3,603,130               $469,986

Municipal Money Market
Portfolio                           $201,095                   $1,269,553                $14,921

Government Obligations
Money Market Portfolio            $1,774,123                     $647,063               $404,193

New York Municipal
Money Market Portfolio               $21,831                     $324,917                   ----


          For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:

                                   FEES PAID
                               (AFTER WAIVERS AND
PORTFOLIOS                       REIMBURSEMENTS)                 WAIVERS             REIMBURSEMENTS
----------                     -------------------               -------             --------------
Money Market Portfolio              $4,174,375                 $3,522,715               $342,158

Municipal Money Market
Portfolio                             $190,687                 $1,218,973                $17,576

Government Obligations
Money Market Portfolio              $1,638,622                   $671,811               $406,954

New York Municipal
Money Market Portfolio                  $2,709                   $268,017                     $0


          For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

                                   FEES PAID
                               (AFTER WAIVERS AND
PORTFOLIOS                       REIMBURSEMENTS)                 WAIVERS             REIMBURSEMENTS
----------                     -------------------               -------             --------------
Money Market Portfolio             $2,274,697                  $2,589,832               $12,047

Municipal Money
Market Portfolio                      $67,752                  $1,041,321               $11,593

Government Obligations
Money Market Portfolio               $780,122                    $398,363                    $0

New York Municipal
Money Market Portfolio               $187,660                    $187,660               $12,656


          Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PIMC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. The Zeta Classes of the Fund pay their own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Zeta classes or if they receive different services.

                  Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989. The Advisory Agreement was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.

                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

PORTFOLIOS                                        FEES PAID        WAIVERS        REIMBURSEMENTS
----------                                        ---------        -------        --------------
Municipal Money Market Portfolio                   $448,548          $0                $0
New York Municipal Money Market Portfolio           $99,071          $0                $0

                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                                                   FEES PAID
                                                    (AFTER
PORTFOLIOS                                         WAIVERS)       WAIVERS       REIMBURSEMENTS
----------                                         ---------      -------       --------------
Municipal Money Market Portfolio                    $428,209           $0             $0
New York Municipal Money Market Portfolio            $67,204      $10,146             $0

                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                                                   FEES PAID
                                                    (AFTER
PORTFOLIOS                                         WAIVERS)       WAIVERS       REIMBURSEMENTS
----------                                         ---------      -------       --------------
Municipal Money Market Portfolio                   $321,790        $6,233             $0
New York Municipal Money Market Portfolio            $8,960       $44,657             $0

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Zeta Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Zeta Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Zeta Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.

                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Zeta Classes, (collectively, the "Distribution Agreements") and separate Plans of Distribution for each of the Zeta Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Zeta Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans relating to the Zeta Classes of the Money Market, Municipal Money Market, Government Obligations

Money Market and New York Municipal Money Market Portfolios were approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Zeta Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Zeta Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc.


                             PORTFOLIO TRANSACTIONS

                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940
Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.

                  The Fund is required to identify any securities of its regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolio held the following securities:

      PORTFOLIO                       SECURITY                      VALUE
      ---------                       --------                      -----
Money Market Portfolio     Bear Stearns Companies, Inc.         $105,000,000
                           Commercial Paper

Money Market Portfolio     Bear Stearns Companies, Inc.         $ 20,000,000
                           Corporate Obligation


                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES

                  The Fund intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of each class in a Portfolio's cash, securities and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of the other classes of the Fund. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. The Portfolios' net asset values per share are computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE, as well as Columbus Day and Veterans' Day.

                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                             PERFORMANCE INFORMATION

                  Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(REGISTERED MARK), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and

Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market

Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.

                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal
Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap),50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap) 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money),100 million shares are classified as Class Alpha 4 Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class Janney Money Market

Common Stock, Class Janney Municipal Money Market Common Stock, Class
Janney Government Obligations Money Market Common Stock and Class Janney New York Municipal Money Market Common Stock constitute the Janney Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Funds, the n/i Numeric Investors Family, the Boston Partner Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family and the Janney Montgomery Scott Money Family represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios, and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families (collectively, the "Additional Families") represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the Fund's non-interested directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                                                NAME AND ADDRESS                                           PERCENT OWNED
---------                                                ----------------                                           -------------
Cash Preservation Money Market Portfolio             Jewish Family and Children's                                        44.2%
(Class G)                                            Agency of Philadelphia
                                                     Capital Campaign
                                                     Attn:  S. Ramm
                                                     1610 Spruce Street
                                                     Philadelphia, PA  19103

                                                     Dominic and Barbara Pisciotta and Successors in Trust               15.9%
                                                     under the Dominic and Barbara Pisciotta Caring Trust
                                                     207 Woodmere Way
                                                     St. Charles, MO  63303

Cash Preservation Municipal Money Market             Kenneth Farwell and Valerie                                         11.3%
Portfolio                                            Farwell JTTEN
(Class H)                                            3854 Sullivan
                                                     St. Louis, MO  63107

                                                     Gary L. Lange and                                                   32.6%
                                                     Susan D. Lange JTTEN
                                                     1354 Shady Knoll Ct.
                                                     Longwood, FL  32750

                                                     Andrew Diederich and                                                 6.2%
                                                     Doris Diederich JTTEN
                                                     1003 Lindeman
                                                     Des Peres, MO  63131

                                                     Gwendolyn Haynes                                                     5.2%
                                                     2757 Geyer
                                                     St. Louis, MO  63104

                                                     Savannah Thomas Trust                                                6.3%
                                                     200 Madison Ave.
                                                     Rock Hill, MD  63119

Sansom Street Money Market Portfolio                 Wasner & Co.                                                        32.6%
(Class I)                                            FAO Paine Webber and Managed Assets Sundry Holdings
                                                     Attn:  Joe Domizio
                                                     200 Stevens Drive
                                                     Lester, PA  19113

                                                     Saxon and Co.                                                       65.5%
                                                     FBO Paine Webber
                                                     P.O. Box 7780 1888
                                                     Philadelphia, PA  19182


                                      -63-

PORTFOLIO                                                NAME AND ADDRESS                                           PERCENT OWNED
---------                                                ----------------                                           -------------
BEA International Equity - Institutional             Blue Cross & Blue Shield of Massachusetts Inc.                      6.10%
Class                                                Retirement Income Trust
(Class T)                                            100 Summer Street
                                                     Boston, MA  02110-2106

                                                     Credit Suisse Private Banking                                       6.89%
                                                     Dividend Reinvest Plan
                                                     c/o Credit Suisse PVT PKG
                                                     12 E. 49th Street, 40th Fl.
                                                     New York, NY  10017-1028

                                                     Indiana University Foundation                                       5.49%
                                                     Attn: Walter L. Koon, Jr.
                                                     P.O. Box 500
                                                     Bloomington, IN  47402-0500

                                                     Employees Ret. Plan Marshfield Clinic                               5.31%
                                                     1000 N. Oak Avenue
                                                     Marshfield, WI  54449

                                                     State Street Bank & Trust                                           5.06%
                                                     FBC Consumers Energy
                                                     DTD 3-1-1997
                                                     P.O. Box 1992
                                                     Boston, MA  02105-1992

BEA International Equity Portfolio -                 Bob & Co.                                                          87.30%
Advisor Class (Class MM)                             P.O. Box 1809
                                                     Boston, MA  02105-1809

                                                     TRANSCORP                                                          10.78%
                                                     FBO William E. Burns
                                                     P.O. Box 6535
                                                     Englewood, CO  80155-6535

BEA High Yield Portfolio - Institutional             Fidelity Investments Institutional                                 15.61%
Class                                                Operations Co. Inc. as Agent for Certain Employee
(Class U)                                            Benefit Plan
                                                     100 Magellan Way #KWIC
                                                     Covington, KY  41015-1987

                                                     Guenter Full Trust Michelin North America Inc.                     17.31%
                                                     Master Trust
                                                     P.O. Box 19001
                                                     Greenville, SC  29602-9001

                                      -64-


PORTFOLIO                                                NAME AND ADDRESS                                           PERCENT OWNED
---------                                                ----------------                                           -------------
                                                     C S First Boston Pension Fund                                       6.15%
                                                     Park Avenue Plaza, 34th Floor
                                                     Attn: Steve Medici
                                                     55 E. 52nd Street
                                                     New York, NY  10055-0002

                                                     Southdown Inc. Pension Plan                                         9.65%
                                                     MAC & Co.
                                                     Mutual Fund Operations
                                                     P.O. Box 3198
                                                     Pittsburgh, PA  31980

                                                     Edward J. Demske TTEE                                               5.42%
                                                     Miami University Foundation
                                                     202 Roudebush Hall
                                                     Oxford, OH  45056

BEA High Yield Portfolio - Advisor Class             Richard A. Wilson TTEE                                             10.81%
(Class OO)                                           E. Francis Wilson TTEE
                                                     The Wilson Family Trust
                                                     7612 March Avenue
                                                     West Hills, CA  91304-5232

                                                     Charles Schwab & Co.                                                88.82%
                                                     Special Custody Account for the Exclusive Benefit of
                                                     Customers
                                                     101 Montgomery St.
                                                     San Francisco, CA 94104-4122

BEA Emerging Markets Equity Portfolio -              Wachovia Bank North Carolina Trust for Carolina Power &            26.22%
Institutional Class                                  Light Co.
(Class V)                                            Supplemental Retirement Trust
                                                     301 N. Main Street
                                                     Winston-Salem, NC  27101-3819

                                                     Hall Family Foundation                                             38.21%
                                                     P.O. Box 419580
                                                     Kansas City, MO  64141-8400

                                                     Arkansas Public Employees                                          18.33%
                                                     Retirement System
                                                     124 W. Capitol Avenue
                                                     Little Rock, AR 72201-3704

BEA Emerging Markets                                 Charles Schwab & Co.                                               22.65%
Equity Portfolio - Advisor Class (Class NN)          Special Custody Account for the
                                                     Exclusive Benefit of Customers
                                                     101 Montgomery Street
                                                     San Francisco, CA 94104-4175

                                      -65-

PORTFOLIO                                                NAME AND ADDRESS                                           PERCENT OWNED
---------                                                ----------------                                           -------------
                                                     Donald W. Allgood                                                  72.66%
                                                     3106 Johannsen Dr.
                                                     Burlington, IA  52601-1541

BEA US Core Equity Portfolio -                       Patterson & Co.                                                    43.71%
Institutional Class                                  P.O. Box 7829
(Class X)                                            Philadelphia, PA 19101-7829

                                                     Credit Suisse Private Banking                                      13.51%
                                                     Dividend Reinvest Plan
                                                     c/o Credit Suisse PVT BKG
                                                     12 E. 49th Street, 40th Fl.
                                                     New York, NY 10017-1028

                                                     Fleet National Bank Trust                                           5.86%
                                                     Hospital St. Raphael Malpractice
                                                     Attn: 1958875020
                                                     P.O. Box 92800
                                                     Rochester, NY  14692-8900

                                                     Werner & Pfleiderer Pension                                         6.98%
                                                     Plan Employees
                                                     663 E. Crescent Avenue
                                                     Ramsey, NJ  07446-1220

                                                     Washington Hebrew Congregation                                     11.22%
                                                     3935 Macomb St. NW
                                                     Washington, DC  20016-3799

BEA US Core Fixed Income Portfolio -                 New England UFCW & Employers' Pension Fund Board of                24.30%
Institutional Class                                  Trustees
(Class Y)                                            161 Forbes Road, Suite 201
                                                     Braintree, MA  02184-2606

                                                     Patterson & Co.                                                     6.50%
                                                     P.O. Box 7829
                                                     Philadelphia, PA  19101-7829

                                                     MAC & Co                                                            5.07%
                                                     Mutual Funds Operations
                                                     P.O. Box 3198
                                                     Pittsburgh, PA  15230-3198

                                      -66-

PORTFOLIO                                                NAME AND ADDRESS                                           PERCENT OWNED
---------                                                ----------------                                           -------------
                                                     Fidelity Investments Institutional                                  9.70%
                                                     Operations Co. Inc. (FIIOC) as Agent for Credit Suisse
                                                     First Boston Employee's Savings PSP
                                                     100 Magellan Way #KWIC
                                                     Covington, KY  41015-1987

                                                     DCA Food Industries Inc.                                            8.95%
                                                     100 East Grand Avenue
                                                     Beloit, WI  53511-6255

                                                     State St. Bank & Trust TTE                                          6.57%
                                                     Fenway Holdings LLC Master Trust
                                                     P.O. Box 470
                                                     Boston, MA  02102-0470

                                                     The Valley Foundation                                               6.47%
                                                     c/o Enterprise Trust
                                                     16450 Los Gatos Boulevard
                                                     Suite 210
                                                     Los Gatos, CA  95032-5594

BEA Strategic Global Fixed Income                    Sunkist Master Trust                                               32.35%
Portfolio (Class Z)                                  14130 Riverside Drive
                                                     Sherman Oaks, CA  91423-2313

                                                     Patterson & Co.                                                    23.13%
                                                     P.O. Box 7829
                                                     Philadelphia, PA  19101-7829

                                                     Key Trust Co. of Ohio                                              18.70%
                                                     FBO Eastern Enterp. Collective Inv. Trust
                                                     P.O. Box 94870
                                                     Cleveland, OH 44101-4870

                                                     Hard & Co.                                                         17.34%
                                                     Trust for Abtco Inc.
                                                     Retirement Plan
                                                     c/o Associated Bank, N.A.
                                                     100 W. Wisconsin Ave.
                                                     Neenah, WI  54956-3012

BEA Municipal Bond Fund Portfolio (Class             William A. Marquard                                                39.48%
AA)                                                  2199 Maysville Rd.
                                                     Carlisle, KY  40311-9716

                                      -67-

PORTFOLIO                                                NAME AND ADDRESS                                           PERCENT OWNED
---------                                                ----------------                                           -------------
                                                     Arnold Leon                                                        13.16%
                                                     c/o Fiduciary Trust Company
                                                     P.O. Box 3199
                                                     Church Street Station
                                                     New York, NY  10008-3199

                                                     Irwin Bard                                                          6.51%
                                                     1750 North East 183rd St. North Miami Beach, FL
                                                     33179-4908

                                                     S. Finkelstein Family Fund                                          5.01%
                                                     1755 York Ave., Apt. 35 BC
                                                     New York, NY  10128-6827

BEA Global Tele-                                     E. M. Warburg Pincus & Co. Inc.                                    17.48%
communications Portfolio - Advisor Class             466 Lexington Ave.
(Class PP)                                           New York, NY  10017-3140

                                                     Bea Associates 401K                                                11.82%
                                                     153 East 53rd Street
                                                     New York, NY  10022-4611

                                                     John B. Hurford                                                    47.62%
                                                     153 E. 53rd St., Flr. 57
                                                     New York, NY  10022-4611

n/i Numeric Investors                                Charles Schwab & Co. Inc.                                           15.3%
Micro Cap Fund                                       Special Custody Account for the Exclusive Benefit of
(Class FF)                                           Customers
                                                     Attn: Mutual Funds
                                                     101 Montgomery Street
                                                     San Francisco, CA  94104

                                                     Public Inst. for Social Security                                     6.1%
                                                     1001 19th Street N, 16th Floor
                                                     Arlington, VA  22209

                                                     Portland General Corp.                                              13.7%
                                                      Invest Trust
                                                     DTD 01/29/90
                                                     Attn:  William J. Valach
                                                     121 SW Salmon Street
                                                     Portland, OR  97202


                                      -68-

PORTFOLIO                                                NAME AND ADDRESS                                           PERCENT OWNED
---------                                                ----------------                                           -------------
                                                     State Street Bank and                                                7.0%
                                                      Trust Company
                                                     FBO Yale Univ Ret Pln for Staff
                                                      Emp
                                                     State Street Bank & Trust Co.
                                                      Master TR Div
                                                     Attn:  Kevin Sutton
                                                     Solomon Williard Bldg. One
                                                      Enterprise Dr.
                                                     North Quincy, MA  02171

n/i Numeric Investors                                Charles Schwab & Co. Inc.                                           18.6%
Growth Fund                                          Special Custody Account for the Exclusive Benefit of
(Class GG)                                           Customers
                                                     Attn:  Mutual Funds
                                                     101 Montgomery Street
                                                     San Francisco, CA  94104

                                                     U.S. Equity Investment Portfolio LP                                  6.5%
                                                     c/o Asset Management Advisors Inc.
                                                     1001 N. US Hwy 1 STE 800
                                                     Jupiter, FL  33477

                                                     Portland General Corp. VEBA                                          5.7%
                                                      Plan
                                                     DTD 12/19/90
                                                     Attn:  William Valach
                                                     121 SW Salmon Street
                                                     Portland, OR  97202

                                                     CitiBank FSB                                                        18.9%
                                                     Sargent & Lundy Retirement Trust
                                                     C/O CitiCorp
                                                     Attn:  D. Erwin Jr.
                                                     1410 N. West Shore Blvd.
                                                     Tampa, FL  33607

n/i Numeric Investors                                Charles Schwab & Co. Inc.                                           22.9%
Growth and Value Fund                                Special Custody Account for the Exclusive Benefit of
(Class HH)                                           Customers
                                                     Attn:  Mutual Funds
                                                     101 Montgomery Street
                                                     San Francisco, CA  94104


                                      -69-

PORTFOLIO                                                NAME AND ADDRESS                                           PERCENT OWNED
---------                                                ----------------                                           -------------
                                                     Chase Manhattan Bank                                                 6.2%
                                                     Collins Group Trust I
                                                     840 Newport Center Dr.
                                                     Newport Beach, CA 92660

Boston Partners Large Cap Value Fund -               Dr. Janice B. Yost                                                  26.2%
Institutional Class (Class QQ)                       Trust Mary Black Foundation Inc.
                                                     Bell Hill-945 E. Main St.
                                                     Spartanburg, SC  29302

                                                     Saxon and Co.                                                       12.4%
                                                     FBO UJF Equity Funds
                                                     P.O. Box 7780-1888
                                                     Philadelphia, PA  19182

                                                     Irving Fireman's Relief & Ret                                        8.1%
                                                      Fund
                                                     Lou Mayfield-Chairman
                                                     601 N. Beltline Ste. 20
                                                     Irving, TX  75061

                                                     John N. Brodson and                                                 10.0%
                                                      Paul A. Ebert
                                                     Trst Amer Coll of Surg Staf
                                                     Mem Ret Plan
                                                     55 E. Erie Street
                                                     Chicago, IL  60611

                                                     Wells Fargo Bank                                                    15.7%
                                                     Trst Stoel Rives
                                                     Tr 008125
                                                     P. O. Box 9800
                                                     Calabasas, CA  91308

                                                     Hawaiian Trust Company LTD                                           6.3%
                                                     Trst The Estate of James
                                                      Campbell
                                                     Pension Fund
                                                     P.O. Box 3170
                                                     Honolulu, HI  96802-3170

                                                     Shady Side Academy Endowment                                        11.0%
                                                     423 Fox Chapel Rd.
                                                     Pittsburgh, PA 15238

Boston Partners Large Cap Value Fund -               Fleet National Bank TTEE                                             7.7%
Investor Class                                       Testa Hurwitz THIB
(Class RR)                                           FBO Scott Birnbaum
                                                     P.O. Box 92800
                                                     Rochester, NY 14692

                                      -70-


PORTFOLIO                                                NAME AND ADDRESS                                           PERCENT OWNED
---------                                                ----------------                                           -------------
                                                     National Financial Services                                         25.5%
                                                      Corp
                                                     For the Exclusive Benefit of
                                                      our Customers
                                                     Attn: Mutual Funds, 5th Floor
                                                     200 Liberty Street I World Financial Center
                                                     New York, NY 10281

                                                     Joseph P. Scherer                                                   10.3%
                                                     Rollover IRA
                                                     26 Embassy Ct
                                                     Cherry Hill, NJ  08002

                                                     Linda C. Brodson                                                     7.3%
                                                     Trst Linda C. Brodson Trust
                                                     465 Lakeside Pl
                                                     Highland Park, IL  60035

                                                     John N. Brodson                                                      7.3%
                                                     Trust John N. Brodson Trust
                                                     U/A DTD 08/06/87
                                                     465 Lakeside Pl
                                                     Highland Park, IL  60035

                                                     Charles Schwab & Co. Inc.                                           12.0%
                                                     Special Custody Account
                                                      for Bene of Cust
                                                     Attn:  Mutual Funds
                                                     101 Montgomery Street
                                                     San Francisco, CA  94104

                                                     Mark R. Scott                                                        6.1%
                                                     and Maryann Scott
                                                     JTTEN WROS
                                                     2543 Longmount Dr.
                                                     Wexford, PA 15090

Boston Partners Mid Cap Value Fund                   National Financial SVCS Corp.                                       27.2%
Investor Class                                       For Exclusive Bene of our
(Class TT)                                            Customers
                                                     Sal Vella
                                                     200 Liberty Street
                                                     New York, NY  10281

                                                     Charles Schwab & Co. Inc.                                           32.0%
                                                     Special Custody Account for
                                                      Bene of Cust
                                                     Attn:  Mutual Funds
                                                     101 Montgomery St.
                                                     San Francisco, CA  94104

                                      -71-


PORTFOLIO                                                NAME AND ADDRESS                                           PERCENT OWNED
---------                                                ----------------                                           -------------
                                                     George B. Smithy, Jr.                                               13.0%
                                                     38 Greenwood Road
                                                     Wellesley, MA  02181

                                                     John N. Brodson                                                      6.4%
                                                     Trst John N. Brodson Trust
                                                     U/A DTD 08/06/87
                                                     465 Lakeside Pl
                                                     Highland Park, IL  60035

                                                     Linda C. Brodson                                                     6.4%
                                                     Trst Linda C. Brodson Trust
                                                     465 Lakeside Pl
                                                     Highland Park, IL  60035

Boston Partners Mid Cap Value Fund                   Wells Fargo Bank Cust                                                5.4%
Institutional Class (Class UU)                       FBO William W. Carter
                                                     IRA FIP  007430
                                                     P.O. Box 1389
                                                     San Carlos, CA  94070-1389

                                                     USNB of Oregon                                                      77.2%
                                                     Cust Jean Vollum
                                                     Attn:  Mutual Funds
                                                     P.O. Box 3168
                                                     Portland, OR  97208


                  As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                  "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

PROSPECTUS

THE THETA FAMILY


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO



                                                               DECEMBER 1, 1997

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                                TABLE OF CONTENTS


                                                                          PAGE
         INTRODUCTION......................................................  6
         FINANCIAL HIGHLIGHTS.............................................  10
         INVESTMENT OBJECTIVES AND POLICIES...............................  10
         PURCHASE AND REDEMPTION OF SHARES................................. 27
         NET ASSET VALUE................................................... 34
         MANAGEMENT........................................................ 34
         DISTRIBUTION OF SHARES............................................ 37
         DIVIDENDS AND DISTRIBUTIONS....................................... 38
         TAXES............................................................. 38
         DESCRIPTION OF SHARES............................................. 41
         OTHER INFORMATION................................................. 42





                               INVESTMENT ADVISER
                    PNC Institutional Management Corporation
                              Wilmington, Delaware

                                    CUSTODIAN
                         PNC Bank, National Association
                           Philadelphia, Pennsylvania

                        ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware


                                     COUNSEL
                           Drinker Biddle & Reath LLP
                           Philadelphia, Pennsylvania


                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

                                THE THETA FAMILY
                                       OF
                               THE RBB FUND, INC.


                  The Theta Family consists of four classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988. The Fund is currently operating or proposing to operate twenty-two separate investment portfolios. The shares of the classes (collectively, the "Theta Shares" or "Shares") offered by this Prospectus represent interests in a taxable money market portfolio, a municipal money market portfolio, a U.S. Government obligations money market portfolio and a New York municipal money market portfolio (together, the "Portfolios"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

                  MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments.


                  MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing substantially all of its assets in a diversified portfolio of short-term Municipal Obligations. "Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO--to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO--to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is exempt from regular federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest") and is exempt from New York State and New York City personal income taxes.

                  The New York Municipal Money Market Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.

                  Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in Shares of the Fund involve investment risks, including the possible loss of principal. An investment in the Portfolios is neither insured nor guaranteed by the U.S. Government or any governmental agency. There can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

                  An investor may purchase and redeem Shares of any of the Theta classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  PNC Institutional Management Corporation ("PIMC") serves as investment adviser for the Portfolios, PNC Bank, National Association ("PNC Bank") serves as sub-adviser for all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and serves as custodian for the Fund. PFPC Inc. ("PFPC") serves as administrator of the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent for the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor for the Fund.

                  This Prospectus contains concise information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained upon request free of charge from the Fund's distributor by calling (800) 888-9723. The Prospectus and Statement of Additional Information are also available for reference, along with other related materials, on the Internet Web Site (http://www.sec.gov).

                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     December 1, 1997

                                  INTRODUCTION



                  The RBB Fund, Inc. is an open-end management investment company incorporated under the laws of the State of Maryland on February 29, 1988 and is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the four classes of the Fund's shares (collectively, the "Theta Classes") offered by this Prospectus represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are diversified investment portfolios; the New York Municipal Money Market Portfolio is a non-diversified investment portfolio.

                  The MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments which meet certain ratings criteria and present minimal credit risks. In pursuing its investment objective, the Money Market Portfolio invests in a broad range of government, bank and commercial obligations that may be available in the money markets.


                  The MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. To achieve this objective, the Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations which meet certain ratings criteria and present minimal credit risks. During periods of normal market conditions, at least 80% of the net assets of the Portfolio will be invested in Municipal Obligations, the interest on which is exempt from the regular federal income tax but which may constitute an item of tax preference for purposes of the federal alternative minimum tax.


                  The GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. To achieve its objective, the Portfolio invests exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and enters into repurchase agreements relating to such obligations.

                  The NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO'S investment objective is to provide as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. It seeks to achieve its objective by investing primarily in Municipal Obligations, the interest on which is Tax-Exempt Interest and is exempt from New York State and New York City personal income taxes and which meet certain ratings criteria and present minimal credit risks.


                  Each of the Portfolios seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.


                  The Portfolios' investment adviser is PNC Institutional Management Corporation ("PIMC"). PNC Bank, National Association ("PNC Bank") serves as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub- adviser, and serves as custodian to the Fund. PFPC Inc. ("PFPC") serves as administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and transfer and dividend disbursing agent to the Fund. Counsellors Securities Inc. (the "Distributor") acts as distributor of the Fund's Shares.


                  An investor may purchase and redeem Shares of any of the Theta Classes through his broker or by direct purchases or redemptions. See "Purchase and Redemption of Shares."

                  An investment in any of the Theta Classes is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." Any or all of the Portfolios, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase of mortgage-related securities, the purchase of securities on a "when-issued" or "forward commitment" basis, the purchase of stand-by commitments and the lending of securities. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

FEE TABLE


ESTIMATED ANNUAL FUND OPERATING EXPENSES (THETA CLASSES)
(as a percentage of average daily net assets)

                  The Fee Table below contains a summary of the annual operating expenses of the Theta Classes based on expenses expected to be incurred for the current fiscal period, as a percentage of average daily net assets. An example based on the summary is also shown.

                                                       GOVERNMENT    NEW YORK
                                           MUNICIPAL   OBLIGATIONS   MUNICIPAL
                            MONEY MARKET MONEY MARKET MONEY MARKET MONEY MARKET
                              PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                            ------------ ------------ ------------ ------------
Management Fees (after
 waivers)(1)................      .22%        .04%         .30%         .02%
12b-1 Fees(1)...............      .53         .56          .56          .52
Other Expenses..............      .22         .25         .115          .28
                                  ---         ---         ----          ---
Total Fund Operating
 Expenses (after
 waivers) (1)...............      .97%        .85%        .975%         .80%
                                  ====        ====        =====         ====


(1) Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly. Before waivers for the Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio, Management Fees would be .37%, .33%, .41% and .35%, respectively, and Total Fund Operating Expenses would be 1.12%, 1.14%, 1.09% and 1.13%, respectively.


EXAMPLE

                  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                              1 YEAR    3 YEAR    5 YEARS   10 YEARS
                              ------    ------    --------  --------


Money Market*...............     $10      $31        $54       $119
Municipal Money Market*.....     $ 9      $27        $47       $105
Government Obligations
  Money Market*.............     $10      $31        $54       $120
New York Municipal
  Money Market*.............     $ 8      $25        $44        $99



* Other classes of these Portfolios are sold with different fees and expenses.


                  The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Theta Classes)" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Theta Classes of the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Sub-Adviser" and "Distribution of Shares" below.) Expense figures are based on estimated costs and estimated fees expected to be charged to the Theta Classes, taking into account anticipated fee waivers and reimbursements. The Fee Table reflects a voluntary waiver of Management Fees for each Portfolio. However, there can be no assurance that any future waivers of Management Fees will not vary from the figures reflected in the Fee Table. To the extent that any service providers assume additional expenses of the Portfolios, such assumption will have the effect of lowering a Portfolio's overall expense ratio and increasing its yield to investors.

                  From time to time a Portfolio advertises its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a Portfolio refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Each of the Municipal Money Market Portfolio's and the New York Municipal Money Market Portfolio's "tax-equivalent yield" may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to such Portfolio's tax-free yield. This is done by increasing the Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate and by increasing the New York Municipal Money Market Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal, New York State and New York City personal income taxes at stated rates.


                  The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The yield on Shares of any of the Theta Classes will fluctuate and is not necessarily representative of future results. Any fees charged by broker/dealers directly to their customers in connection with investments in the Theta Classes are not reflected in the yields of the Theta Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments. The yield on Shares of the

Theta Classes may differ from yields on shares of other classes of the Fund that also represent interests in the same Portfolio depending on the allocation of expenses to each of the classes of that Portfolio. See "Expenses."


                              FINANCIAL HIGHLIGHTS


                  No financial data is supplied for the Portfolios because, as of the date of this Prospectus, the Portfolios had no performance history.


                       INVESTMENT OBJECTIVES AND POLICIES

                             MONEY MARKET PORTFOLIO



                  The Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. Portfolio obligations held by the Money Market Portfolio have remaining maturities of 397 calendar days or less (exclusive of securities subject to repurchase agreements). In pursuing its investment objective, the Money Market Portfolio invests in a diversified portfolio of U.S. dollar-denominated instruments, such as government, bank and commercial obligations, that may be available in the money markets ("Money Market Instruments") and that meet certain ratings criteria and present minimal credit risks to the Money Market Portfolio. See "Eligible Securities." The following descriptions illustrate the types of Money Market Instruments in which the Money Market Portfolio invests. There is no assurance that the investment objective of the Money Market Portfolio will be achieved.

                  BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less liquidity. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) in the two highest rating categories of a nationally recognized statistical rating organization ("Rating Organization"). These rating symbols are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Fund's Board of Directors.


                  Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.


                  VARIABLE RATE DEMAND NOTES. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able (at any time or during the specified periods not exceeding 13 months, depending upon the note involved) to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.


                  ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and, instrumentalities or issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities are considered an industry for industry concentration purposes. See "Investment Limitations." In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a portfolio will generally be at lower rates than the rates on the prepaid obligations.

                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").


                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Fund's policy regarding investment in illiquid securities.

                  MUNICIPAL OBLIGATIONS. In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of Money Market Instruments of comparable quality. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Municipal Obligations."

                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option specified Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


                  WHEN-ISSUED SECURITIES. The Portfolio may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.


                  ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities, (2) securities that are rated at the time of purchase in the two (2) highest rating categories by one or more Rating Organizations (e.g., commercial paper rated "A-1" or "A-2" by Standard & Poor's Rating Services ("S&P")), (3) securities that are rated at the time of purchase by the only Rating Organization rating the security in one of its two highest rating categories for such securities, and (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a

Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to eligible rated securities. For a more complete description of eligible securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits with maturities in excess of seven days, and variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued, GICs, and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies- -Illiquid Securities" in the Statement of Additional Information.

                  The Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Money Market Portfolio may not:

                  1. Purchase any securities other than Money Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits.


                  2. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)


                  3. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry.

                  4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


                  1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization, are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above, or (iv) are

         Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.

                  2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

                  3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


                        MUNICIPAL MONEY MARKET PORTFOLIO



                  The Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and relative stability of principal. The Municipal Money Market Portfolio invests substantially all of its assets in a diversified portfolio of short-term Municipal Obligations, the interest on which, in the opinion of bond counsel or counsel to the issuer, as the case may be, is exempt from the regular federal income tax. During periods of normal market conditions, at least 80% of the net assets of the Municipal Money Market Portfolio will be invested in Municipal Obligations. Municipal Obligations include securities the interest on which is Tax-Exempt Interest, although to the extent the Portfolio invests in certain private activity bonds issued after August 7, 1986 ("Alternative Minimum Tax Securities"), a portion of the interest earned by the Portfolio may constitute an item of tax preference for purposes of the federal alternative minimum tax ("AMT Interest"). There is no assurance that the investment objective of the Municipal Money Market Portfolio will be achieved.


                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Fund's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to the Statement of Additional Information.

                  The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio's investment adviser, suitable obligations bearing Tax-Exempt Interest or AMT Interest are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. Uninvested cash reserves will not earn income.

                  The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


                  Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

                  TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio, as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."

                  ELIGIBLE SECURITIES. The Municipal Money Market Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the Portfolio's investment adviser pursuant to guidelines adopted by the Board of Directors. For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio-- Eligible Securities."

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market Portfolio-Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

                  The Municipal Money Market Portfolio may not:


                  1. Purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.

                  2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                  3. Purchase any securities which would cause more than 25% of the value of the total assets of the Portfolio to be invested in the obligations at the time of purchase of issuers in the same industry.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest or AMT Interest.


                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

                  1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the

         Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.



                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO


                  The Government Obligations Money Market Portfolio's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve such objective by investing in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and entering into repurchase agreements relating to such obligations. The types of U.S. Government Obligations in which the Portfolio may invest include a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities, and times of issuance, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-related securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so under law. The Portfolio will invest in the obligations of such agencies or instrumentalities only when the investment adviser believes that the credit risk with respect thereto is minimal.

                  Due to fluctuations in interest rates, the market value of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities may vary. Certain government securities held by the Portfolio may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par values. There is no assurance that the investment objective of the Government Obligations Money Market Portfolio will be achieved.


                  REPURCHASE AGREEMENTS. The Portfolio may agree to purchase government securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). For a description of repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Repurchase Agreements."


                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. The Portfolio would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. For a description of reverse repurchase agreements, see "Investment Objectives and Policies--Money Market Portfolio--Reverse Repurchase Agreements."

                  MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. The Portfolio may also acquire asset-backed securities as described under "Investment Objectives and Policies--Money Market Portfolio-- Asset-Backed Securities."


                  LENDING OF SECURITIES. The Portfolio may also lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.


                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The Government Obligations Money Market Portfolio's investment objective and policies described above may be changed by the Fund's Board of Directors without shareholder approval. The following investment limitations may not be changed, however, without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The Government Obligations Money Market Portfolio may not:

                  1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.


                  2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of Portfolio securities is deemed to be inconvenient or disadvantageous.)

                  3. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO


                  The New York Municipal Money Market Portfolio's investment objective is to provide as high a level of current interest income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. During periods of normal market conditions, at least 80% of the assets will be invested in Municipal Obligations, the interest on which is Tax-Exempt Interest and which meet certain ratings criteria and present minimal credit risks to the Portfolio. Portfolio obligations held by the New York Municipal Money Market Portfolio will have remaining maturities of 397 days or less ("short-term" obligations). Dividends paid by the Portfolio which are derived from interest attributable to tax-exempt obligations of the State of New York and its political subdivisions, as well as of certain other governmental issuers such as Puerto Rico ("New York Municipal Obligations"), will be excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, but will be subject to corporate franchise taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be excluded from gross income for federal income tax purposes, but will be subject to New York State and New York City personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in New York Municipal Obligations. There is no assurance that the investment objective of the New York Municipal Money Market Portfolio will be achieved.

                  MUNICIPAL OBLIGATIONS. The Portfolio invests in short-term Municipal Obligations. For a more complete discussion of Municipal Obligations, see "Investment Objectives and Policies --
Municipal Money Market Portfolio -- Municipal Obligations."

                  Up to 20% of the Portfolio's assets may be invested in Alternative Minimum Tax Securities. Investors should be aware of the possibility of federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

                  Although the New York Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (ii) private activity bonds bearing Tax- Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the New York Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated. The Portfolio may invest a significant percentage of its assets in a single issuer, and therefore investment in this Portfolio may be riskier than an investment in other types of money market funds.


                  TAX-EXEMPT DERIVATIVE SECURITIES. The New York Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. For a description of such securities, see "Investment Objectives and Policies--Municipal Money Market Portfolio--Tax-Exempt Derivative Securities."

                  WHEN-ISSUED SECURITIES. The Portfolio may also purchase portfolio securities on a "when-issued" basis such as described under "Investment Objectives and Policies--Money Market Portfolio--When-Issued Securities."


                  STAND-BY COMMITMENTS. The Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio such as described under "Investment Objectives and Policies--Money Market
Portfolio--Stand-By Commitments."

                  TAXABLE INVESTMENTS. The Portfolio may for defensive or other purposes invest in certain short-term taxable securities when the Portfolio's investment adviser believes that it would be in the best interests of the Portfolio's investors to do so. Taxable securities in which the Portfolio may invest on a short-term basis are obligations of the U.S. Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's Investor Service, Inc. ("Moody's") or S&P; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Portfolio's total assets be invested in taxable short-term securities unless the Portfolio's investment adviser has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Obligations in general.

                  ELIGIBLE SECURITIES. The New York Municipal Money Market Portfolio will only purchase "eligible securities." For a more complete description of eligible securities, see "Investment Objectives and Policies--Money Market Portfolio--Eligible Securities" and "Investment Objectives and Policies" in the Statement of Additional Information.

                  SPECIAL CONSIDERATIONS. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a smaller number of issuers relative to a diversified portfolio. As a result, the value of a non-diversified investment portfolio will fluctuate to a greater degree upon changes in the value of each underlying security than a diversified portfolio. In the opinion of the Portfolio's investment adviser, any risk to the Portfolio should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended, and by its policies restricting investments to obligations with short-term maturities and obligations which qualify as eligible securities.


                  The Portfolio's ability to meet its investment objective is dependent upon the ability of issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on their securities. New York State and New York City face long-term worsening economic problems, which could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.


                  Investors should be aware that certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and lower market prices for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has more recently had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by such issuers could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although no issuers of New York Municipal Obligations were as of the date of this Prospectus in default with respect to the payment of their debt obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Portfolio's shares. Some of the significant financial considerations relating to the

Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

                  ILLIQUID SECURITIES. The Portfolio will not invest more than 10% of its net assets in illiquid securities. For a more complete description of illiquid securities, see "Investment Objectives and Policies--Money Market Portfolio--Illiquid Securities" and "Investment Objectives and Policies--Illiquid Securities" in the Statement of Additional Information.

                  The New York Municipal Money Market Portfolio's investment objective and the policies described above may be changed by the Fund's Board of Directors without shareholder approval. The New York Municipal Money Market Portfolio may not, however, change the following investment limitations without such a vote of shareholders. (A more detailed description of the following investment limitations, together with other investment limitations that cannot be changed without a vote of shareholders, is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


                  The New York Municipal Money Market Portfolio may not:


                  1. Borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)

                  2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

                  In addition, without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares, the Portfolio may not change its policy of investing during normal market conditions at least 80% of its net assets in obligations the interest on which is Tax-Exempt Interest.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                  1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.


                  Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York State and New York City personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.



                        PURCHASE AND REDEMPTION OF SHARES

                               PURCHASE PROCEDURES


                  GENERAL. Theta Shares are sold without a sales load on a continuous basis by the Distributor. The Distributor is located at 466 Lexington Avenue, New York, New York. Investors may purchase Theta Shares through an account maintained by the investor with his brokerage firm (the "Account") and may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Fund in its sole discretion may accept or reject any order for purchases of Theta Shares.

                  All payments for initial and subsequent investments should be in U.S. dollars. Purchases will be effected at the net asset value next determined after PFPC, the Fund's transfer agent, has received a purchase order in good order and the Fund's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by PFPC by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon that Business Day. Orders which are accompanied by Federal Funds and received by the Fund after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day of the Fund, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Fund as of the close of regular trading on the NYSE or later, and orders as to which payment has been converted to Federal Funds as of the close of regular trading on the NYSE or later on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.

                  PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an investor's Account with his broker through procedures established in connection with the requirements of Accounts at such broker. In such event, beneficial ownership of Theta Shares will be recorded by the broker and will be reflected in the Account statements provided by the broker to such investors. A broker may impose minimum investment Account requirements. Even if a broker does not impose a sales charge for purchases of Theta Shares, depending on the terms of an investor's Account with his broker, the broker may charge an investor's Account fees for automatic investment and other services provided to the Account. Information concerning Account requirements, services and charges should be obtained from an investor's broker, and this Prospectus should be read in conjunction with any information received from a broker.

                  Shareholders whose shares are held in the street name account of a broker and who desire to transfer such shares to the street name account of another broker should contact their current broker.


                  A broker may offer investors maintaining Accounts the ability to purchase Theta Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. An investor who participates in a Purchase Program will have his "free-credit" cash balances in his Account automatically invested in Shares of the Theta Class designated by the investor as the "Primary Theta Class" for his Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Fund. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in an Account for participants in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning an Account under a Purchase Program should be directed to the broker. A participant in a Purchase Program may change the designation of the Primary Theta Class at any time by so instructing his broker.


                  If a broker makes special arrangements under which orders for Theta Shares are received by PFPC prior to 12:00 noon Eastern Time, and the broker guarantees that payment for such Shares will be made available in Federal Funds to the Fund's custodian prior to the close of regular trading on the NYSE, on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC.

                  DIRECT PURCHASES. An investor may also make direct investments at any time in any Theta Class he selects through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). An investor may make an initial investment in any of the Theta Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which he wishes to invest, and mailing it, together with a check payable to "The Theta Family" to the Theta Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to the investor unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Fund's transfer agent at the foregoing address.

                  Provided that the investment is at least $2,500, an investor may also purchase Shares in any of the Theta Classes by having his bank or Dealer wire Federal Funds to the Fund's Custodian, PNC Bank. An investor's bank or Dealer may impose a charge for this service. The Fund does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

                  A. Telephone the Fund's transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791- 1149), and provide your name, address, telephone number, Social Security or Tax Identification Number, the Theta Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds.)


                  B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to the Custodian:

                           PNC Bank, N.A., Philadelphia, Pa.
                           ABA-0310-0005-3.
                           FROM:  (name of investor)
                           ACCOUNT NUMBER: (investor's account  number
                                    with the Portfolio)
                           FOR PURCHASE OF: (name of the Portfolio)
                           AMOUNT: (amount to be invested)


                  C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.


For subsequent investments, an investor should follow steps A and B above.

                  RETIREMENT PLANS. Theta Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


                              REDEMPTION PROCEDURES


                  Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Fund's transfer agent, PFPC. Investors may redeem all or some of their Shares in accordance with one of the procedures described below.


                  REDEMPTION OF SHARES IN AN ACCOUNT. An investor who beneficially owns Theta Shares in an Account may redeem Theta Shares in his Account in accordance with instructions and limitations pertaining to his Account by contacting his broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Fund's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

                  An investor's brokerage firm may also redeem each day a sufficient number of Shares of the Primary Theta Class to cover debit balances created by transactions in the Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.


                  Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.


                  REDEMPTION OF SHARES OWNED DIRECTLY. A direct investor may redeem any number of Shares by sending a written request, together with any share certificates issued to the investor, to The Theta Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

                  Direct investors may redeem Shares without charge by telephone if they have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither the Fund, the Distributor, the Portfolios, the

Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

                  The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and
(6) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions. For accounts held of record by a broker-dealer, financial institutions, securities dealers, financial planners, trustee, custodian other than the Distributor or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

                  Proceeds of a telephone redemption request will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

                  REDEMPTION BY CHECK. Upon request, the Fund will provide any direct investor and any investor who does not have check writing privileges for his Account with forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a broker may establish a higher minimum. An investor wishing to use this check writing redemption procedure should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. Investors who own Shares through an Account should contact their brokers for signature cards. Investors of joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Fund or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

                  When a check is presented to PNC Bank for clearance, PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Shares owned by the investor to cover the amount of the check. This procedure enables the investor to continue to receive dividends on those Shares equalling the amount being redeemed by check until such time as the check is presented to PNC Bank. Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

                  ADDITIONAL REDEMPTION INFORMATION. The Fund ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Fund will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

                  The Fund imposes no charge when Shares are redeemed. The Fund reserves the right to redeem any account in an Theta Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the Securities and Exchange Commission.



                                 NET ASSET VALUE


                  The net asset value per share of each class of the Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon Eastern Time and once as of the close of regular trading on the

NYSE on each weekday with the exception of those holidays on which either the NYSE or the FRB is closed. Currently, the NYSE is closed on weekends and the customary national business holidays of New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays on which the NYSE is closed as well as Veterans' Day and Columbus Day. The net asset value per share of each class is calculated by adding the value of the proportionate interest of each class in the securities, cash, and other assets of the Portfolio, subtracting the accrued and actual liabilities of the class and dividing the result by the number of its shares outstanding of the class. The net asset value per share of each class is determined independently of any of the Fund's other classes.


                  The Fund seeks to maintain for each of the Portfolios a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation described in the Statement of Additional Information under the heading "Valuation of Shares." There can be no assurance that net asset value per share will not vary.

                  With the approval of the Board of Directors, a Portfolio may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                                   MANAGEMENT
BOARD OF DIRECTORS


                  The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors. The Fund currently operates or proposes to operate twenty-two separate investment portfolios. Each of the Theta Classes represents interests in one of the following investment portfolios: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio.


INVESTMENT ADVISER AND SUB-ADVISER


                  PIMC, a wholly-owned subsidiary of PNC Bank, serves as the investment adviser for each of the Portfolios. PIMC was organized in 1977 by PNC Bank to perform advisory services for investment companies, and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank serves as the sub-adviser for each of the Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser. PNC Bank and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. PNC Bank and its subsidiaries currently manage over $38.7 billion of assets, of which approximately $35.2 billion are mutual funds. PNC Bank, a national bank whose principal business address is Broad and Chestnut Streets, Philadelphia, Pennsylvania 19101, is a wholly owned subsidiary of PNC Bancorp, Inc. PNC Bancorp, Inc. is a bank holding company and a wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company.


                  As investment adviser to the Portfolios, PIMC manages such Portfolios and is responsible for all purchases and sales of portfolio securities. PIMC also assists generally in supervising the operations of the Portfolios, and maintains the Portfolios' financial accounts and records. PNC Bank, as sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, provides research and credit analysis and provides PIMC with certain other services. In entering into Portfolio transactions for a Portfolio with a broker, PIMC may take into account the sale by such broker of shares of the Fund, subject to the requirements of best execution.


                  For the services provided to and expenses assumed by it for the benefit of each of the Money Market and Government Obligations Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets: .45% of the first $250 million; .40% of the next $250 million; and .35% of net assets in excess of $500 million.


                  For the services provided and expenses assumed by it with respect to the Municipal Money Market and New York Municipal Money Market Portfolios, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the Portfolio's average daily net assets: .35% of the first $250 million; .30% of the next $250 million; and .25% of net assets in excess of $500 million.


                  PIMC may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio. For its sub-advisory services, PNC Bank is entitled to receive from PIMC an amount equal to 75% of the advisory fees paid by the Fund to PIMC with respect to any Portfolio for which PNC Bank acts as sub-adviser. Such sub-advisory fees have no effect on the advisory fees payable by such Portfolio to PIMC.

In addition, PIMC may from time to time enter into an agreement with one of its affiliates pursuant to which it delegates some or all of its accounting and administrative obligations under its advisory agreements with the Fund relating to any Portfolio. Any such arrangement would have no effect on the advisory fees payable by each Portfolio to PIMC.


ADMINISTRATOR


                  PFPC serves as the administrator for the Municipal Money Market and New York Municipal Money Market Portfolios and generally assists such Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records and accounting. PFPC is entitled to an administration fee, computed daily and payable monthly at a rate of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN


                  PNC Bank also serves as the Fund's custodian and PFPC, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Fund's transfer agent and dividend disbursing agent. PFPC may enter into shareholder servicing agreements with registered broker/dealers who have entered into dealer agreements with the Distributor for the provision of certain shareholder support services to customers of such broker/dealers who are shareholders of the Portfolios. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

                  Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor of the Shares of each of the Theta Classes of the Fund pursuant to a distribution agreement and various supplements thereto (collectively, the "Distribution Agreements") with the Fund on behalf of each of the Theta Classes.


EXPENSES


                  The expenses of each Portfolio are deducted from the total income of such Portfolio before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser and administrator's fees and fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolios and the Shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to a Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios. In addition, distribution expenses, transfer agency expenses, expenses of preparing, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees identified as belonging to a particular class, are allocated to such class.

                  The investment adviser may assume expenses of the Portfolios from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Portfolios for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing yield to investors.



                             DISTRIBUTION OF SHARES


                  The Board of Directors of the Fund approved and adopted the Distribution Agreements and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Theta Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Theta Class. The actual amount of such compensation is agreed upon from time to time by the Fund's Board of Directors and the Distributor. Under the Distribution Agreements the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .60% of the average daily net assets of the relevant Class on an annualized basis in any year. Pursuant to the conditions of an exemptive order granted by the Securities and Exchange Commission, the Distributor has agreed to waive its fee with respect to a Theta Class on any day to the extent necessary to assure that the fee required to be accrued by such Class does not exceed the income of such Class on that day. In addition, the Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

                  Under each of the Distribution Agreements and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including Dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant Class serviced by such financial institutions. The Distributor may also reimburse Dealers for other expenses incurred in the promotion of the sale of Fund shares. The Distributor and/or Dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

                  Each of the Plans obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Theta Class the fee agreed to under the relevant Distribution Agreement. Payments under the plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.



                           DIVIDENDS AND DISTRIBUTIONS

                  The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Theta Class unless a shareholder elects otherwise.


                  The net investment income (not including any net short-term capital gains) earned by each Portfolio will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record immediately prior to the determination of net asset value made as of the close of regular trading on the NYSE. Net short-term capital gains, if any, will be distributed at least annually.



                                      TAXES

                  The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.


                  Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares. None of the Portfolios intends to make distributions that will be eligible for the corporate dividends received deduction.

                  Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to securities bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is generally 39%, while the maximum rate imposed on mid-term and other long-term capital gain of such taxpayers is 28% and 20%, respectively. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio intend to pay substantially all of their dividends as "exempt interest dividends." Investors in either of these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their federal income tax returns and that in two circumstances such amounts, while exempt from regular federal income tax, are subject to federal alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining federal alternative minimum tax liability. The New York Municipal Money Market Portfolio may invest up to 20% of its net assets in such private activity bonds and the Municipal Money Market Portfolio may invest up to 100% of its net assets in such private activity bonds, although the Municipal Money Market Portfolio does not presently intend to do so. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for federal alternative minimum tax purposes. Investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability, in addition to federal alternative minimum tax. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" derived from all types of Municipal Obligations will be taken into account in determining the taxability of their benefit payments. Exempt interest dividends derived from interest on New York Municipal Obligations will also be exempt from New York State and New York City personal income (but not corporate franchise) taxes.

                  Each of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. In addition, the New York Municipal Money Market Portfolio will determine annually the percentage amounts exempt from New York State and New York City personal income taxes, and the amounts, if any, subject to such taxes. The exclusion or exemption of interest income for federal income tax purposes, or New York State or New York City personal income tax purposes, in most cases does not result in an exemption under the tax laws of any other state or local authority. Investors who are subject to tax in other states or localities should consult their own tax advisers about the taxation of dividends and distributions from each Portfolio by such states and localities.

                  The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

                  Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


                  An investment in any one Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.


                  Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the federal and state income tax consequences described above.

                              DESCRIPTION OF SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

                  The Fund offers multiple classes of shares in each of its Money Market Portfolio, Municipal Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money Market Portfolio to expand its marketing alternatives and to broaden its range of services to different investors. The expenses of the various classes within these Portfolios vary based upon the services provided, which may affect performance. Each class of Common Stock of the Fund has a separate Rule 12b-1 distribution plan. Under the Distribution Agreements entered into with the Distributor and pursuant to each of the distribution plans, the Distributor is entitled to receive from each class as compensation for distribution services provided to that class a distribution fee based on average daily net assets. A salesperson or any other person entitled to receive compensation for servicing Fund shares may receive different compensation with respect to different classes in a Portfolio of the Fund. An investor may contact the Fund's distributor by calling 1-800-888-9723 to request more information concerning other classes available.

                  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE THETA CLASSES OF THE MONEY MARKET, MUNICIPAL MONEY MARKET, GOVERNMENT OBLIGATIONS MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE THETA CLASSES OF THESE PORTFOLIOS.


                  Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even where a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares of the Fund will be fully paid and non-assessable.

                  The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors.

To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


                  As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.


                  The Fund will issue share certificates for any of the Theta Shares only upon the written request of a shareholder sent to PFPC.

                                OTHER INFORMATION

REPORTS AND INQUIRIES


                  Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 533-7719 (in Delaware call collect (302) 791-1196).

                                  THETA FAMILY
                             MONEY MARKET PORTFOLIO,
                        MUNICIPAL MONEY MARKET PORTFOLIO,
                GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO AND
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares of four classes (the "Theta Shares") representing interests in four investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Theta Family Prospectus of the Fund dated December 1, 1997, (the Prospectus).
A copy of the Prospectus may be obtained through the Fund's distributor by calling toll-free (800) 888-9723. This Statement of Additional Information is dated December 1, 1997.



                                    CONTENTS

                                                                   Prospectus
                                                      Page            Page
                                                      ----         ----------


General........................................         3               2
Investment Objectives and Policies.............         3               6
Directors and Officers.........................        37               N/A
Investment Advisory, Distribution and
  Servicing Arrangements.......................        41               36
Portfolio Transactions.........................        47               N/A
Purchase and Redemption Information............        49               29
Valuation of Shares............................        50               35
Performance Information........................        51
Taxes..........................................        53               41
Description of Shares..........................        N/A              44
Additional Information Concerning Fund
  Shares.......................................        57                -
Miscellaneous..................................        61               N/A
Financial Statements...........................        N/A              N/A
Appendix.......................................        A-1              N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL

INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    GENERAL


     The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. This Statement of Additional Information pertains to four classes of shares (the "Theta Classes") representing interests in four investment portfolios (the "Portfolios") of the Fund: the Money Market Portfolio, the Municipal Money Market Portfolio, the Government Obligations Money Market Portfolio and the New York Municipal Money Market Portfolio. The Theta Classes are offered by the Prospectus dated December 1, 1997. The Fund was organized as a Maryland corporation on February 29, 1988.


     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

          The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios. A description of ratings of Municipal Obligations and commercial paper is set forth in the Appendix hereto.


ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


          REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.


          VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. In determining the average weighted maturity of the Money Market, Municipal Money Market or New York Municipal

Money Market Portfolio and whether a variable rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is an eligible security, the Portfolio's investment adviser will follow guidelines adopted by the Fund's Board of Directors.

          WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Money Market, Municipal Money Market and New York Municipal Money Market Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While the Money Market, Municipal Money Market or New York Municipal Money Market Portfolios has such commitments outstanding, such Portfolio will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, such Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Portfolio's commitment. It may be expected that such Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because such Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, such Portfolio expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets absent unusual market conditions. When any of the Money Market Portfolio, Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          STAND-BY COMMITMENTS. Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market Portfolio, Municipal Money Market Portfolio or New York Municipal Money Market Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.


          Each of the Money Market Portfolio, Municipal Money Market
Portfolio and New York Municipal Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

          Each of the Money Market Portfolio, Municipal Money Market
Portfolio and New York Municipal Money Market Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. Any such Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

          The Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

          OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. For purposes of the Money Market Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches.

Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal.


          SHORT SALES "AGAINST THE BOX." In a short sale, the Government Obligations Money Market Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. The Portfolio will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. The dollar amount of short sales at any time will not exceed 25% of the net assets of the Government Obligations Money Market Portfolio, and the value of securities of any one issuer in which the Portfolio is short will not exceed the lesser of 2% of net assets or 2% of the securities of any class of an issuer.

          MUNICIPAL OBLIGATIONS. Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

          The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on Alternative Minimum Tax Securities that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

          U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

          SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933, as amended.
Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

          REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

          MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          The Money Market and Government Obligations Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO. The Portfolios do not currently intend to purchase residual interests.

          Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

          Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

          In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

          LENDING OF SECURITIES. With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities as described in the Prospectus, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

          ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include (1) U.S. Government securities, (2) securities that
(a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2" by S&P, or rated "Prime-1" or "Prime-2" by Moody's), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and long-term obligations that have remaining maturities of 13 months or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with
(2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2) or (3) above; and (5) long-term obligations that have remaining maturities in excess of 13 months that are subject to a demand feature or put (such as a guarantee, a letter of credit or similar credit enhancement) ("demand instrument") (a) that are unconditional (readily exercisable in the event of default), provided that the demand feature satisfies
(2), (3) or (4) above, or (b) that are not unconditional, provided that the demand feature satisfies (2), (3) or (4) above, and the demand instrument or long-term obligations of the issuer satisfy (2) or (4) above for long-term debt obligations. The Board of Directors will approve or ratify any purchases by the Money Market and Government Obligations Money Market Portfolios of securities that are rated by only one Rating Organization or that are Unrated Securities.

          ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of its net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. With respect to the Money Market Portfolio, the Government Obligations Money Market Portfolio, and the New York Municipal Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


          The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

          Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).



SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.



          Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

          STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New

York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

          The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

          State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. According to data published by the U.S. Bureau of Economic Analysis, total personal income in the State has risen more slowly than the national average since 1988. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher than the national rate.

          There can be no assurance that the State economy will not experience worse-than-predicted results in the 1997-1998 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.



          STATE BUDGET. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all monies and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          The State's budget for the 1997-98 fiscal year was adopted by the Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for State-supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and was based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year (the "1997-98 State Financial Plan"). In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. There can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

          The adopted 1997-98 budget projected an increase in General Fund disbursements of $1.7 billion or 5.2 percent over 1996-97 levels. The General Fund's average annual growth rate over the last three fiscal years was approximately 1.2 percent. State Funds disbursements (excluding federal grants) are projected to increase by 5.4 percent from the 1996-97 fiscal year. All Governmental Funds projected disbursements increase by 7.0 percent over the 1996-97 fiscal year.

          The 1997-98 State Financial Plan is projected to be balanced on a cash basis. The Financial Plan projections include a reserve for future needs of $530 million. As compared to the Governor's Executive Budget as amended in February 1997, the State's adopted budget for 1997-98 increased General Fund spending by $1.7 billion, primarily from increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-98 fiscal year, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, re-estimates of social service, fringe benefit and other spending, and certain non-recurring resources.

          The 1997-98 adopted budget includes multi-year reductions, including a State-funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. These reductions are intended to reduce the overall level of State and local taxes in New York and to improve the State's competitive position vis-a-vis other states. The various elements of the State and local tax and assessments reductions have little or no impact on the 1997-98 State Financial Plan, and do not begin to materially affect the outyear projections until the State's 1999-2000 fiscal year.

          The Division of the Budget estimates that the 1997-98 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $270 million (or 0.7 percent of total General Fund receipts). These include the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance is composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.

          The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the financial plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results, however, could differ materially and adversely from the projections set forth in the 1997-98 State Financial Plan, and those projections may be changed materially and adversely from time to time.

          In the past, the State has taken management actions and made use of internal sources to address potential State financial plan shortfalls, and the Division of Budget believes it could take similar actions should variances occur in its projections for the current fiscal year.

          In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

          Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in New York State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

          On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000-2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2001 State fiscal year could grow to nearly $12 billion.

          RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

          Total General Fund receipts and transfers from other funds in the 1997-98 fiscal year are projected to be $35.09 billion, an increase of over $2 billion or approximately 6% from the $33.04 billion recorded in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected at $34.60 billion, an increase of $1.7 billion or approximately 5% from the total in the prior fiscal year.

          The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1997 showed a total equity balance in its combined governmental funds of $826 million, reflecting assets of $15.87 billion and liabilities of $15.04 billion.

          DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of its authorities and public benefit corporations ("Authorities"). Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

          In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

          In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which were to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year, it was required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

          On January 13, 1992, Standard & Poor's Ratings Services ("S&P") reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. See Appendix "A" for an explanation of bond ratings. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

          The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding bond anticipation notes) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of $311 million in certificates of participation (including costs of issuance, reserve funds and other costs) during the State s 1997-98 fiscal year for equipment purchases. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

          Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $1.9 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects.

          In the 1997 legislative session, the Legislature also approved two new authorizations for lease-purchase and contractual obligation financings. An aggregate $425 million was authorized for four public authorities for the Community Enhancement Facility Program for economic development purposes. The Legislature also authorized the issuance of up to $40 million to finance the expansion and improvement of facilities at the Albany County airport.

          Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $749.6 million for the 1996-97 fiscal year, and are estimated to be $720.9 million for the 1997-98 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $329.5 million for the 1996-97 fiscal year, and are estimated to be $329.6 million for the 1997-98 fiscal year. State lease-purchase and contractual-obligation payments were $1.74 billion in fiscal year 1996-97, and are estimated to be $2.21 billion in fiscal year 1997-98.

          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

          LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) an action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (7) challenges to certain aspects of petroleum business taxes; (8) an action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for disabled children; (11) an action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; and (12) a challenge to the constitutionality of Clean Water/Clean Air Bond Act.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal year 1996-97, $193 million in fiscal year 1997-98, peaking at $241 million in fiscal year 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF DELAWARE V. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain monies held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

          The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the 1996-97 fiscal year, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $364 million, of which $134 million is expected to be paid during the 1997-98 fiscal year.

          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

          AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1996, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $75.4 billion, only a portion of which constitutes State-supported or State-related debt.

          Authorities are generally supported by revenues generated by the projects they finance or operate, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

          NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

          For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

          In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. Moody's ratings of City bonds were revised in November 1981 from B (in effect since
1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1997, MAC had outstanding an aggregate of approximately $4.267 billion of its bonds. MAC is authorized to issue bonds and notes to refund its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through the 1997 fiscal year in the event the City fails to provide such financing.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New

York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          The most recent quarterly modification to the City's financial plan for the 1997 fiscal year, which was submitted to the Control Board on June 10, 1997 (the "1997 Modification"), projected a balanced budget in accordance with GAAP for the 1997 fiscal year, after taking into account an increase in projected tax revenues of $1.2 billion during the 1997 fiscal year and a discretionary prepayment in the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years.

          On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and the City University of New York and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The financial plan included increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the financial plan reflected the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and included actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap-closing actions included (i) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan also set forth projections for the 1999 through 2001 fiscal years and projected gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

          The 1998-2001 Financial Plan assumed approval by the State
Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the 1998-2001 Financial Plan assumed will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

          The 1998-2001 Financial Plan also assumed (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenues of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the costs containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the 1998-2001 Financial Plan but was not provided for in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan reflected the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The 1998-2001 Financial Plan provided no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.

          Since the preparation of the 1998-2001 Financial Plan, the State has adopted its budget for the 1997-1998 fiscal year. The State budget (1) enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; (2) provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State-funded tax relief program which begins a year later than reflected in the financial plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year.

          Although the City has maintained balanced budgets in each of its last sixteen fiscal years and is projected to achieve balanced operating results for the 1997 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998-2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

          The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

          Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

          The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

          The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

          Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

          Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

          Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

          Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and that was largely continued in 1997. Twenty-eight municipalities are scheduled to share in more than $32 million in targeted unrestricted aid allocated in the 1997-98 State budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in New York State other than New York City was approximately $19 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units, other than New York City, authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.

INVESTMENT LIMITATIONS.


          MONEY MARKET PORTFOLIO AND MUNICIPAL MONEY MARKET PORTFOLIO.
Neither the Money Market Portfolio nor the Municipal Money Market Portfolio may:



          (1) borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio only, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

          (2) purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of a Portfolio's assets may be invested without regard to this 5% limitation;

          (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

          (4) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


          (5) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

          (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

          (7) purchase or sell commodities or commodity contracts;

          (8) invest in oil, gas or mineral exploration or development programs;

          (9) make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

          (10) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

          (11) make investments for the purpose of exercising control or management.

          In addition to the foregoing enumerated investment limitations, the Municipal Money Market Portfolio may not (i) under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the federal alternative minimum tax, (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.


          In addition to the foregoing enumerated investment limitations, the Money Market Portfolio may not:

          (a) Purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

          (b) Purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

          (c) Invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

          The foregoing investment limitations cannot be changed without shareholder approval.


          With respect to limitation (b) above concerning industry concentration (applicable to the Money Market Portfolio), the Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. The policy and practices stated in this paragraph may be changed without the affirmative vote of the holders of a majority of the affected Money Market Portfolio's outstanding shares, but any such change may require the approval of the Securities and Exchange Commission (the "SEC") and would be disclosed in the Prospectus prior to being made.


          So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Money Market Portfolio will meet the following limitations on its investments in addition to the fundamental investment limitations described above. These limitations may be changed without a vote of shareholders of the Money Market Portfolio.


          1. The Money Market Portfolio will limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Money Market Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities, (ii) if rated by only one Rating Organization (as defined in the Prospectus), are rated by such Rating Organization (as defined in the Prospectus) in its highest rating category for such securities, (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with
     (i) or (ii) above, or (iv) are Unrated Securities that are determined to be of comparable quality to such securities. Purchases of First Tier Securities that come within categories (ii) and (iv) above will be approved or ratified by the Board of Directors.


          2. The Money Market Portfolio will limit its purchases of Second Tier Securities, which are eligible securities other than First Tier Securities, to 5% of its total assets.

          3. The Money Market Portfolio will limit its purchases of Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.


          So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the Municipal Money Market Portfolio.

          1. The Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.


          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO. The Government Obligations Money Market Portfolio may not:

                           1. Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase.

                           2. Borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)

                           3. Act as an underwriter.

                           4. Make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

          The foregoing investment limitations cannot be changed without shareholder approval.


          The Portfolio may purchase securities on margin only to obtain short-term credit necessary for clearance of portfolio transactions.

          NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO. The New York Municipal Money Market Portfolio may not:

                           (1) borrow money, except from banks for temporary purposes and except for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient);

                           (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

                           (3) underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;


                           (4) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

                           (5) purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

                           (6) purchase or sell commodities or commodity contracts;

                           (7) invest in oil, gas or mineral exploration or development programs;

                           (8) make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

                            (9) purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

                            (10) make investments for the purpose of exercising control or management.


          In addition to the foregoing enumerated investment limitations, the New York Municipal Money Market Portfolio may not (i) under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest"), (ii) invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and (iii) purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry; provided that this limitation shall not apply to Municipal Obligations or governmental guarantees of Municipal Obligations; and provided, further, that for the purpose of this limitation only, private activity bonds that are considered to be issued by non-governmental users (see the second investment limitation above) shall not be deemed to be Municipal Obligations.

          The foregoing investment limitations cannot be changed without shareholder approval.


          So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the New York Municipal Money Market Portfolio will meet the following limitation on its investments in addition to the fundamental investment limitations described above. This limitation may be changed without a vote of shareholders of the New York Municipal Money Market Portfolio.

                     1. The New York Municipal Money Market Portfolio will not purchase any Put if after the acquisition of the Put the New York Municipal Money Market Portfolio has more than 5% of its total assets invested in instruments issued by or subject to Puts from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the New York Municipal Money Market Portfolio's total assets. A "Put" means a right to sell a specified underlying instrument within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying instrument.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Portfolio will not purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Portfolio's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Portfolio's assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee. This investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:

                             Position          Principal Occupation
Name and Address and Age     with Fund         During Past Five Years
------------------------     ---------        ----------------------

*Arnold M. Reichman -49      Director     Senior Managing Director, Chief
466 Lexington  Avenue                     Operating Officer and Assistant
New York, NY 10017                        Secretary, Warburg Pincus Asset
                                          Management, Inc.; Director and
                                          Executive Officer of Counsellors
                                          Securities Inc.; Director/Trustee
                                          of various investment companies
                                          advised by Warburg Pincus Asset
                                          Management, Inc.

**Robert Sablowsky -58       Director     Senior Vice President, Fahnestock Co.,
110 Wall Street                           Inc. (a registered broker-dealer);
New York, NY 10005                        Prior to October 1996, Executive Vice
                                          President of Gruntal & Co., Inc. (a
                                          registered broker-dealer).


Francis J. McKay -60         Director     Since 1963, Executive Vice President,
7701 Burholme Avenue                      Fox Chase Cancer Center (biomedical
Philadelphia, PA 19111                    research and medical care).

                             Position             Principal Occupation
Name and Address and Age     with Fund            During Past Five Years
------------------------     ---------            ----------------------

Marvin E. Sternberg -62      Director      Since 1974, Chairman, Director and
937 Mt. Pleasant Road                      President, Moyco Industries, Inc.
Bryn Mawr, PA  19010                       (manufacturer of dental supplies and
                                           precision coated abrasives); since
                                           1968, Director and President, Mart
                                           MMM, Inc.(formerly Montgomeryville
                                           Merchandise Mart Inc.) and Mart PMM,
                                           Inc. (formerly Pennsauken Merchandise
                                           Mart, Inc.)(shopping centers); and
                                           since 1975, Director and Executive
                                           Vice President, Cellucap Mfg. Co.,
                                           Inc. (manufacturer of disposable
                                           headwear).

Julian A. Brodsky -63        Director      Director and Vice Chairman since 1969
1234 Market Street                         Comcast Corporation (cable television
16th Floor                                 and communications); Director Comcast
Philadelphia, PA 19107-3723                Cablevision of Philadelphia (cable
                                           television and communications) and
                                           Nextel (wireless communications).

Donald van Roden -73         Director      Self-employed businessman.  From
1200 Old Mill Lane           and Chairman  February 1980 to March 1987, Vice
Wyomissing, PA  19610        of the Board  Chairman, SmithKline Beecham
                                           Corporation (pharmaceuticals);
                                           Director, AAA Mid-Atlantic
                                           (auto service); Director,
                                           Keystone Insurance Co.

                             Position             Principal Occupation
Name and Address and Age     with Fund            During Past Five Years
------------------------     ---------            ----------------------

Edward J. Roach -73          President     Certified Public Accountant; Vice
Suite 100                    and           Chairman of the Board, Fox Chase
Bellevue Park                Treasurer     Cancer Center; Trustee Emeritus,
Corporate Center                           Pennsylvania School for the Deaf;
400 Bellevue Parkway                       Trustee Emeritus,Immaculata College;
Wilmington, DE  19809                      President or Vice President and
                                           Treasurer of various investment
                                           companies advised by PNC
                                           Institutional Management
                                           Corporation; Director, The Bradford
                                           Funds, Inc.

Morgan R. Jones -58          Secretary     Chairman of the law firm of Drinker
Drinker Biddle & Reath LLP                 Biddle & Reath LLP; Director,
1345 Chestnut Street                       Rocking Horse Child Care Centers of
Philadelphia, PA 19107-3496                America, Inc.

----------------------

* Mr. Reichman is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

          Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

          Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

          Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Fund.

          The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributer and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of the Fund and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:


                                                   DIRECTORS' COMPENSATION

                                                                 PENSION OR                           TOTAL
                                                                 RETIREMENT                        COMPENSATION
                                                                  BENEFITS         ESTIMATED      FROM REGISTRANT
                                               AGGREGATE         ACCRUED AS         ANNUAL           AND FUND
                                           COMPENSATION FROM    PART OF FUND     BENEFITS UPON     COMPLEX1 PAID
NAME OF PERSON/ POSITION                        REGISTRANT       EXPENSES         RETIREMENT       TO DIRECTORS
------------------------                   -----------------    ------------    --------------    ---------------
Julian A. Brodsky,                                $16,000         N/A              N/A                  $16,000
Director
Francis J. McKay,                                 $19,000         N/A              N/A                  $19,000
Director
Arnold M. Reichman,                               $     0         N/A              N/A                  $     0
Director
Robert Sablowsky,                                 $ 8,000         N/A              N/A                  $ 8,000
Director
Marvin E. Sternberg,                              $19,000         N/A              N/A                  $19,000
Director
Donald van Roden,                                 $24,000         N/A              N/A                  $24,000
Director and Chairman


----------------------
1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

          On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which the Fund will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Portfolios' adviser, PNC Bank, National Association ("PNC Bank"), the sub-adviser to all Portfolios other than the New York Municipal Money Market Portfolio, which has no sub-adviser, and the Fund's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market and New York Municipal Money Market Portfolios and the Fund's transfer and dividend disbursing agent, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. No officer, director or employee of PIMC, PNC Bank, PFPC or the Distributor currently receives any compensation from the Fund.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


          ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PIMC and PNC Bank and the fees received by PIMC and PNC Bank for such services are described in the Prospectus. PIMC renders advisory services to each of the Portfolios and also renders administrative services to the Money Market and Government Obligations Money Market Portfolios pursuant to separate investment advisory agreements, and PNC Bank renders sub-advisory services to each of the Portfolios other that the New York Municipal Money Market Portfolio, which has no sub-adviser, pursuant to separate sub-advisory agreements. Each of the Sub-Advisory Agreements is dated August 16, 1988. Under the sub-advisory agreements, PIMC pays PNC Bank an annual fee equal to 75% of the investment advisory fees incurred by PIMC on behalf of the Money Market, Municipal Management and Government Obligations Money Market Portfolios. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988, the advisory agreement relating to the New York Municipal Money Market Portfolio is dated November 5, 1991 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

          For the fiscal year ended August 31, 1997, the Fund paid PIMC advisory fees as follows:
                               FEES PAID
                           (AFTER WAIVERS AND
PORTFOLIOS                   REIMBURSEMENTS)      WAIVERS     REIMBURSEMENTS
----------                  -----------------     -------     --------------
Money Market Portfolio         $5,366,431       $3,603,130        $469,986

Municipal Money
Market Portfolio                 $201,095       $1,269,553         $14,921

Government Obligations
Money Market Portfolio         $1,774,123         $647,063        $404,193

New York Municipal
Money Market Portfolio            $21,831         $324,917            ----

          For the fiscal year ended August 31, 1996, the Fund paid PIMC advisory fees as follows:
                               FEES PAID
                           (AFTER WAIVERS AND
PORTFOLIOS                   REIMBURSEMENTS)      WAIVERS     REIMBURSEMENTS
----------                  -----------------     -------     --------------

Money Market Portfolio       $4,174,375         $3,522,715        $342,158

Municipal Money
Market Portfolio               $190,687         $1,218,973         $17,576

Government Obligations
Money Market Portfolio       $1,638,622           $671,811        $406,954

New York Municipal
Money Market Portfolio           $2,709           $268,017              $0

          For the fiscal year ended August 31, 1995, the Fund paid PIMC advisory fees as follows:

                                FEES PAID
                           (AFTER WAIVERS AND
PORTFOLIOS                   REIMBURSEMENTS)      WAIVERS     REIMBURSEMENTS
----------                 ------------------     -------     --------------
Money Market Portfolio       $2,274,697         $2,589,832       $12,047

Municipal Money
Market Portfolio                $67,752         $1,041,321       $11,593

Government Obligations
Money Market Portfolio         $780,122           $398,363            $0

New York Municipal
Money Market Portfolio         $187,660           $187,660       $12,656

          Each Portfolio bears all of its own expenses not specifically assumed by PIMC. General expenses of the Fund not readily identifiable as belonging to a portfolio of the Fund are allocated among all investment portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by PIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (f) the cost of investment company literature and other publications provided by the Fund to its directors and officers. The Theta Classes of the Fund pays their own distribution fees, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Theta classes or if they receive different services.

          Under the Advisory Agreements, PIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

                  The Advisory Agreements were each most recently approved July 9, 1997 by a vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned and the sub-advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held on December 22, 1989. The Advisory Agreement was approved with respect to the New York Municipal Money Market Portfolio by the Portfolio's shareholders at a special meeting of shareholders held November 21, 1991, as adjourned. Each Advisory Agreement is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by PIMC or PNC Bank, respectively, on 60 days' written notice to the Fund. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


                  ADMINISTRATION AGREEMENTS. PFPC serves as the administrator to the New York Municipal Money Market Portfolio pursuant to an Administration Agreement dated November 5, 1991 and as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (together, the "Administration Agreements"). PFPC has agreed to furnish to the Fund on behalf of the Municipal Money Market and New York Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund.

                  The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreements, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market and New York Municipal Money Market Portfolios.

                  For the fiscal year ended August 31, 1997, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:



PORTFOLIOS                 FEES PAID      WAIVERS     REIMBURSEMENTS
----------                 ---------      -------     --------------

Municipal Money Market     $448,548           $0             $0
Portfolio

New York Municipal          $99,071           $0             $0
Money Market Portfolio


                  For the fiscal year ended August 31, 1996, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                           FEES PAID
                            (AFTER
PORTFOLIOS                  WAIVERS)      WAIVERS     REIMBURSEMENTS
----------                 ---------      -------      -------------

Municipal Money Market      $428,209          $0           $0

New York Municipal           $67,204     $10,146           $0
Money Market Portfolio

                  For the fiscal year ended August 31, 1995, the Fund paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                            FEES PAID
                             (AFTER
PORTFOLIOS                   WAIVERS)     WAIVERS     REIMBURSEMENTS
----------                  ---------     -------     --------------
Municipal Money Market      $321,790      $6,233            $0
Portfolio

New York Municipal            $8,960     $44,657            $0
Money Market Portfolio

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of each Portfolio (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities and (e) makes periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund's Theta Classes pursuant to a Transfer Agency Agreement dated November 5, 1991 and supplements dated November 5, 1991 (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the Theta Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each Janney Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


                  PFPC has and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Fund on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Fund to PFPC.


                  DISTRIBUTION AGREEMENTS. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, and supplements entered into by the Distributor and the Fund on behalf of each of the Theta Classes, (collectively, the "Distribution Agreements"), and separate Plans of Distribution for each of the Theta Classes (collectively, the "Plans"), all of which were adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Theta Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

                  Each of the Plans relating to the Theta Classes of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios was approved by the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

                  Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Fund regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Theta Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's shares in the affected Theta Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1

Directors shall be committed to the discretion of the directors who are not interested persons of the Fund.

                  The Fund believes that such Plans may benefit the Fund by increasing sales of Shares. Mr. Reichman, a Director of the Fund, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a Director of the Fund, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc.


                             PORTFOLIO TRANSACTIONS


                  Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.


                  Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, PIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor, PIMC or PNC Bank or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

                  PIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

                  Investment decisions for each Portfolio and for other investment accounts managed by PIMC or PNC Bank are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which PIMC or PNC Bank or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that PIMC and PNC Bank not participate in or benefit from the sale to a Portfolio.


                  The Fund is required to identify any securities of its regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of August 31, 1997, the following portfolio held the following securities:

     Portfolio                       Security                       Value
     ---------                       --------                       -----
Money Market Portfolio        Bear Stearns Companies, Inc.      $105,000,000
                              Commercial Paper

Money Market Portfolio        Bear Stearns Companies, Inc.      $ 20,000,000
                              Corporate Obligation



                       PURCHASE AND REDEMPTION INFORMATION

                  The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)



                               VALUATION OF SHARES


                  The Fund intends to use its best efforts to maintain the net asset value of each of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of a class in a Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value per share of each class is calculated independently of each other class of the Fund. The net asset value per share of each class is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each day, Monday through Friday, when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open.

Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin
Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.


                  The Fund calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

                  The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.


                  Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that PIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and PIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Fund's Board of Directors, the Board will take such actions as it deems appropriate.


                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.

                             PERFORMANCE INFORMATION


                  Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


                  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

                  The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, PIMC will consider whether a Portfolio should continue to hold the obligation.

                  From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).


                  In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

                  Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. The Money Market Portfolio, Government Obligations Money Market Portfolio and New York Municipal Money

Market Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause any of them to fail to satisfy the Asset Diversification Requirement.


                  The Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio are designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders of the Portfolios are not included in the shareholder's gross income for regular federal income tax purposes. In order for the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of each such Portfolio must consist of exempt interest obligations.

                  All shareholders required to file a federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax as described in the Prospectus. By operation of the adjusted current earnings alternative minimum tax adjustment, exempt interest income received by certain corporations may be taxed at an effective rate of 15%. In addition, corporate investors should note that, under the Superfund Amendments and Reauthorization Act of 1986, an environmental tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of the modified alternative minimum taxable income of corporate taxpayers over $2 million, regardless of whether such taxpayers are liable for alternative minimum tax. Receipt of exempt interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.


                  Neither the Municipal Money Market Portfolio nor the New York Municipal Money Market Portfolio may be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

                  Each of the Money Market Portfolio, Municipal Money Market Portfolio and New York Municipal Money Market Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


                  Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio is not deductible for income tax purposes if (as expected) the Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio distributes exempt interest dividends during the shareholder's taxable year.

                  Distributions of net investment income received by a Portfolio from investments in debt securities (other than interest on tax-exempt Municipal Obligations that is distributed as exempt interest dividends) and any net realized short-term capital gains distributed by a Portfolio will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations. Although each of the Municipal Money Market Portfolio and New York Municipal Money Market Portfolio generally does not expect to receive net investment income other than Tax-Exempt Interest and AMT Interest, up to 20% of the net assets of each such Portfolio may be invested in Municipal Obligations that do not bear Tax-Exempt Interest or AMT Interest, and any taxable income recognized by such Portfolio will be distributed and taxed to its shareholders.


                  While none of the Portfolios expects to realize long-term capital gains, any net realized long-term capital gains, such as gains from the sale of debt securities and realized market discount on tax-exempt Municipal Obligations, will be distributed annually. None of the Portfolios will have tax liability with respect to such gains and the distributions will be taxable to Portfolio shareholders as mid-term or other long-term capital gain, regardless of how long a shareholder has held Portfolio shares. The aggregate amount of distributions designated by each Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

                  If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.


                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.



                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


                  The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock, 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock, 100 million shares are classified as Class D Common Stock, 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (Strategic), 500 million shares are classified as Class V Common Stock (Emerging),

100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap),50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH Common Stock (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisors Large Cap) 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Market Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Market Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Obligations Money Market Common Stock (U.S. Government Money), 100 million shares are classified as Class Janney New York Municipal Money Market Common Stock (N.Y. Money),100 million shares are classified as Class Alpha 4 Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of Class Janney Money Market Common Stock, Class Janney Municipal Money Market Common Stock, Class Janney Government Obligations Money Market Common Stock and Class Janney New York Municipal Money Market Common Stock constitute the Janney Classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Funds, the n/i Numeric Investors Family, the Boston Partner Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family and the Janney Montgomery Scott Money Family represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interests in three non-money market portfolios, and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families (collectively, the "Additional Families") represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.

                  The Fund does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Fund's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to the Fund and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


PORTFOLIO                                            NAME AND ADDRESS                            PERCENT OWNED
---------                                            ----------------                            -------------
Cash Preservation                            Jewish Family and Children's                              44.2%
Money Market Portfolio                       Agency of Philadelphia
(Class G)                                    Capital Campaign
                                             Attn:  S. Ramm
                                             1610 Spruce Street
                                             Philadelphia, PA  19103

                                             Dominic and Barbara Pisciotta                             15.9%
                                             and Successors in Trust
                                             under the Dominic and Barbara
                                             Pisciotta Caring Trust
                                             207 Woodmere Way
                                             St. Charles, MO  63303

Cash Preservation                            Kenneth Farwell and Valerie                               11.3%
Municipal Money Market                       Farwell JTTEN
Portfolio                                    3854 Sullivan
(Class H)                                    St. Louis, MO  63107

                                             Gary L. Lange and                                         32.6%
                                             Susan D. Lange JTTEN
                                             1354 Shady Knoll Ct.
                                             Longwood, FL  32750

                                             Andrew Diederich and                                       6.2%
                                             Doris Diederich JTTEN
                                             1003 Lindeman
                                             Des Peres, MO  63131


                                      -63-

PORTFOLIO                                           NAME AND ADDRESS                            PERCENT OWNED
---------                                           ----------------                            -------------
                                             Gwendolyn Haynes                                        5.2%
                                             2757 Geyer
                                             St. Louis, MO  63104

                                             Savannah Thomas Trust                                   6.3%
                                             200 Madison Ave.
                                             Rock Hill, MD  63119

Sansom Street Money                          Wasner & Co.                                           32.6%
Market Portfolio                             FAO Paine Webber and Managed
(Class I)                                    Assets Sundry Holdings
                                             Attn:  Joe Domizio
                                             200 Stevens Drive
                                             Lester, PA  19113

                                             Saxon and Co.                                          65.5%
                                             FBO Paine Webber
                                             P.O. Box 7780 1888
                                             Philadelphia, PA  19182

BEA International                            Blue Cross & Blue Shield of                            6.10%
Equity - Institutional                       Massachusetts Inc.
Class                                        Retirement Income Trust
(Class T)                                    100 Summer Street
                                             Boston, MA  02110-2106

                                             Credit Suisse Private Banking                          6.89%
                                             Dividend Reinvest Plan
                                             c/o Credit Suisse PVT PKG
                                             12 E. 49th Street, 40th Fl.
                                             New York, NY  10017-1028

                                             Indiana University Foundation                          5.49%
                                             Attn: Walter L. Koon, Jr.
                                             P.O. Box 500
                                             Bloomington, IN  47402-0500

                                             Employees Ret. Plan Marshfield
                                             Clinic                                                 5.31%
                                             1000 N. Oak Avenue
                                             Marshfield, WI  54449

                                             State Street Bank & Trust                              5.06%
                                             FBC Consumers Energy
                                             DTD 3-1-1997
                                             P.O. Box 1992
                                             Boston, MA  02105-1992


                                      -64-

PORTFOLIO                                        NAME AND ADDRESS                            PERCENT OWNED
---------                                        ----------------                            -------------

BEA International                            Bob & Co.                                             87.30%
Equity Portfolio -                           P.O. Box 1809
Advisor Class (Class                         Boston, MA  02105-1809
 MM)
                                             TRANSCORP                                             10.78%
                                             FBO William E. Burns
                                             P.O. Box 6535
                                             Englewood, CO  80155-6535

BEA High Yield                               Fidelity Investments                                  15.61%
Portfolio -                                  Institutional
Institutional                                Operations Co. Inc. as Agent
Class                                        for Certain Employee Benefit
(Class U)                                    Plan
                                             100 Magellan Way #KWIC
                                             Covington, KY  41015-1987

                                             Guenter Full Trust Michelin                           17.31%
                                             North America Inc.
                                             Master Trust
                                             P.O. Box 19001
                                             Greenville, SC  29602-9001

                                             C S First Boston Pension Fund                          6.15%
                                             Park Avenue Plaza, 34th Floor
                                             Attn: Steve Medici
                                             55 E. 52nd Street
                                             New York, NY  10055-0002

                                             Southdown Inc. Pension Plan                            9.65%
                                             MAC & Co.
                                             Mutual Fund Operations
                                             P.O. Box 3198
                                             Pittsburgh, PA  31980

                                             Edward J. Demske TTEE                                  5.42%
                                             Miami University Foundation
                                             202 Roudebush Hall
                                             Oxford, OH  45056

BEA High Yield                               Richard A. Wilson TTEE                                10.81%
Portfolio - Advisor Class                    E. Francis Wilson TTEE
(Class OO)                                   The Wilson Family Trust
                                             7612 March Avenue
                                             West Hills, CA  91304-5232

                                      -65-

PORTFOLIO                                              NAME AND ADDRESS                            PERCENT OWNED
---------                                              ----------------                            -------------

                                             Charles Schwab & Co.                                        88.82%
                                             Special Custody Account for the
                                             Exclusive Benefit of Customers
                                             101 Montgomery St.
                                             San Francisco, CA 94104-4122

BEA Emerging Markets                         Wachovia Bank North Carolina                                26.22%
Equity Portfolio -                           Trust for Carolina Power &
Institutional Class                          Light Co.
(Class V)                                    Supplemental Retirement Trust
                                             301 N. Main Street
                                             Winston-Salem, NC  27101-3819

                                             Hall Family Foundation                                     38.21%
                                             P.O. Box 419580
                                             Kansas City, MO  64141-8400

                                             Arkansas Public Employees                                  18.33%
                                             Retirement System
                                             124 W. Capitol Avenue
                                             Little Rock, AR 72201-3704

BEA Emerging Markets                         Charles Schwab & Co.                                       22.65%
Equity Portfolio -                           Special Custody Account for
Advisor Class                                the
(Class NN)                                   Exclusive Benefit of Customers
                                             101 Montgomery Street
                                             San Francisco, CA 94104-4175

                                             Donald W. Allgood                                          72.66%
                                             3106 Johannsen Dr.
                                             Burlington, IA  52601-1541

BEA US Core Equity                           Patterson & Co.                                            43.71%
Portfolio -                                  P.O. Box 7829
Institutional Class                          Philadelphia, PA 19101-7829
(Class X)

                                             Credit Suisse Private Banking                              13.51%
                                             Dividend Reinvest Plan
                                             c/o Credit Suisse PVT BKG
                                             12 E. 49th Street, 40th Fl.
                                             New York, NY 10017-1028

                                             Fleet National Bank Trust                                   5.86%
                                             Hospital St. Raphael Malpractice
                                             Attn: 1958875020
                                             P.O. Box 92800
                                             Rochester, NY  14692-8900

                                     -66-

PORTFOLIO                                             NAME AND ADDRESS                            PERCENT OWNED
---------                                             ----------------                            -------------

                                             Werner & Pfleiderer Pension                                 6.98%
                                             Plan Employees
                                             663 E. Crescent Avenue
                                             Ramsey, NJ  07446-1220

                                             Washington Hebrew Congregation                             11.22%
                                             3935 Macomb St. NW
                                             Washington, DC  20016-3799


BEA US Core Fixed                            New England UFCW & Employers'                              24.30%
Income Portfolio -                           Pension Fund Board of
Institutional Class                          Trustees
(Class Y)                                    161 Forbes Road, Suite 201
                                             Braintree, MA  02184-2606

                                             Patterson & Co.                                             6.50%
                                             P.O. Box 7829
                                             Philadelphia, PA  19101-7829

                                             MAC & Co                                                    5.07%
                                             Mutual Funds Operations
                                             P.O. Box 3198
                                             Pittsburgh, PA  15230-3198

                                             Fidelity Investments Institutional                          9.70%
                                             Operations Co. Inc. (FIIOC)
                                             as Agent for Credit Suisse
                                             First Boston Employee's
                                             Savings PSP
                                             100 Magellan Way #KWIC
                                             Covington, KY  41015-1987

                                             DCA Food Industries Inc.                                    8.95%
                                             100 East Grand Avenue
                                             Beloit, WI  53511-6255

                                             State St. Bank & Trust TTE                                  6.57%
                                             Fenway Holdings LLC Master Trust
                                             P.O. Box 470
                                             Boston, MA  02102-0470

                                             The Valley Foundation                                       6.47%
                                             c/o Enterprise Trust
                                             16450 Los Gatos Boulevard
                                             Suite 210
                                             Los Gatos, CA  95032-5594

                                      -67-

PORTFOLIO                                              NAME AND ADDRESS                            PERCENT OWNED
---------                                              ----------------                            -------------

BEA Strategic Global                         Sunkist Master Trust                                      32.35%
Fixed Income                                 14130 Riverside Drive
Portfolio (Class Z)                          Sherman Oaks, CA  91423-2313

                                             Patterson & Co.                                           23.13%
                                             P.O. Box 7829
                                             Philadelphia, PA  19101-7829

                                             Key Trust Co. of Ohio                                     18.70%
                                             FBO Eastern Enterp.
                                             Collective Inv. Trust
                                             P.O. Box 94870
                                             Cleveland, OH 44101-4870

                                             Hard & Co.                                                17.34%
                                             Trust for Abtco Inc.
                                             Retirement Plan
                                             c/o Associated Bank, N.A.
                                             100 W. Wisconsin Ave.
                                             Neenah, WI  54956-3012

BEA Municipal Bond Fund                      William A. Marquard                                       39.48%
Portfolio (Class                             2199 Maysville Rd.
AA)                                          Carlisle, KY  40311-9716

                                             Arnold Leon                                               13.16%
                                             c/o Fiduciary Trust Company
                                             P.O. Box 3199
                                             Church Street Station
                                             New York, NY  10008-3199

                                             Irwin Bard                                                 6.51%
                                             1750 North East 183rd St. North
                                             Miami Beach, FL
                                             33179-4908

                                             S. Finkelstein Family Fund                                 5.01%
                                             1755 York Ave., Apt. 35 BC
                                             New York, NY  10128-6827

BEA Global Tele-                             E. M. Warburg Pincus & Co. Inc.                           17.48%
communications                               466 Lexington Ave.
Portfolio - Advisor                          New York, NY  10017-3140
Class  (Class PP)
                                             Bea Associates 401K                                       11.82%
                                             153 East 53rd Street
                                             New York, NY  10022-4611

                                             John B. Hurford                                           47.62%
                                             153 E. 53rd St., Flr. 57
                                             New York, NY  10022-4611

                                      -68-

PORTFOLIO                                             NAME AND ADDRESS                            PERCENT OWNED
---------                                             ----------------                            -------------

n/i Numeric Investors                        Charles Schwab & Co. Inc.                                15.3%
Micro Cap Fund                               Special Custody Account for the
(Class FF)                                   Exclusive Benefit of Customers
                                             Attn: Mutual Funds
                                             101 Montgomery Street
                                             San Francisco, CA  94104

                                             Public Inst. for Social Security                          6.1%
                                             1001 19th Street N, 16th Floor
                                             Arlington, VA  22209

                                             Portland General Corp.                                   13.7%
                                               Invest Trust
                                             DTD 01/29/90
                                             Attn:  William J. Valach
                                             121 SW Salmon Street
                                             Portland, OR  97202

                                             State Street Bank and                                     7.0%
                                               Trust Company
                                             FBO Yale Univ Ret Pln for
                                             Staff
                                             Emp
                                             State Street Bank & Trust Co.
                                             Master TR Div
                                             Attn:  Kevin Sutton
                                             Solomon Williard Bldg. One
                                             Enterprise Dr.
                                             North Quincy, MA  02171

n/i Numeric Investors                        Charles Schwab & Co. Inc.                                18.6%
Growth Fund                                  Special Custody Account for the
(Class GG)                                   Exclusive Benefit of Customers
                                             Attn:  Mutual Funds
                                             101 Montgomery Street
                                             San Francisco, CA  94104

                                             U.S. Equity Investment                                    6.5%
                                             Portfolio LP
                                             c/o Asset Management Advisors Inc.
                                             1001 N. US Hwy 1 STE 800
                                             Jupiter, FL  33477

                                             -69-

PORTFOLIO                                              NAME AND ADDRESS                            PERCENT OWNED
---------                                              ----------------                            -------------

                                             Portland General Corp. VEBA                                 5.7%
                                               Plan
                                             DTD 12/19/90
                                             Attn:  William Valach
                                             121 SW Salmon Street
                                             Portland, OR  97202

                                             CitiBank FSB                                               18.9%
                                             Sargent & Lundy Retirement Trust
                                             C/O CitiCorp
                                             Attn:  D. Erwin Jr.
                                             1410 N. West Shore Blvd.
                                             Tampa, FL  33607

n/i Numeric Investors                        Charles Schwab & Co. Inc.                                  22.9%
Growth and Value Fund                        Special Custody Account for
(Class HH)                                     the Exclusive Benefit of
                                               Customers
                                             Attn:  Mutual Funds
                                             101 Montgomery Street
                                             San Francisco, CA  94104

                                             Chase Manhattan Bank                                        6.2%
                                             Collins Group Trust I
                                             840 Newport Center Dr.
                                             Newport Beach, CA 92660

Boston Partners Large                        Dr. Janice B. Yost
Cap Value Fund -                             Trust Mary Black Foundation                                26.2%
Institutional Class                          Inc.
(Class QQ)                                   Bell Hill-945 E. Main St.
                                             Spartanburg, SC  29302

                                             Saxon and Co.                                              12.4%
                                             FBO UJF Equity Funds
                                             AC 10-01-001-0578481
                                             P.O. Box 7780-1888
                                             Philadelphia, PA  19182

                                             Irving Fireman's Relief & Ret                               8.1%
                                               Fund
                                             Lou Mayfield-Chairman
                                             601 N. Beltline Ste. 20
                                             Irving, TX  75061

                                      -70-

PORTFOLIO                                             NAME AND ADDRESS                            PERCENT OWNED
---------                                             ----------------                            -------------

                                             John N. Brodson and                                      10.0%
                                               Paul A. Ebert
                                             Trst Amer Coll of Surg Staf
                                             Mem Ret Plan
                                             55 E. Erie Street
                                             Chicago, IL  60611

                                             Wells Fargo Bank                                         15.7%
                                             Trst Stoel Rives
                                             Tr 008125
                                             P. O. Box 9800
                                             Calabasas, CA  91308

                                             Hawaiian Trust Company LTD                                6.3%
                                             Trst The Estate of James
                                               Campbell
                                             Pension Fund
                                             P.O. Box 3170
                                             Honolulu, HI  96802-3170

                                             Shady Side Academy Endowment                             11.0%
                                             423 Fox Chapel Rd.
                                             Pittsburgh, PA 15238

Boston Partners Large                        Fleet National Bank TTEE                                  7.7%
Cap Value Fund -                             Testa Hurwitz THIB
Investor Class                               FBO Scott Birnbaum
(Class RR)                                   P.O. Box 92800
                                             Rochester, NY 14692

                                             National Financial Services                              25.5%
                                               Corp
                                             For the Exclusive Benefit of
                                               our Customers
                                             Attn: Mutual Funds, 5th Floor
                                             200 Liberty Street I World
                                             Financial Center
                                             New York, NY 10281

                                             Joseph P. Scherer                                        10.3%
                                             Rollover IRA
                                             26 Embassy Ct
                                             Cherry Hill, NJ  08002

                                             Linda C. Brodson                                          7.3%
                                             Trst Linda C. Brodson Trust
                                             465 Lakeside Pl
                                             Highland Park, IL  60035

                                      -71-

PORTFOLIO                                            NAME AND ADDRESS                            PERCENT OWNED
---------                                            ----------------                            -------------

                                             John N. Brodson                                          7.3%
                                             Trust John N. Brodson Trust
                                             U/A DTD 08/06/87
                                             465 Lakeside Pl
                                             Highland Park, IL  60035

                                             Charles Schwab & Co. Inc.                               12.0%
                                             Special Custody Account
                                               for Bene of Cust
                                             Attn:  Mutual Funds
                                             101 Montgomery Street
                                             San Francisco, CA  94104

                                             Mark R. Scott                                            6.1%
                                             and Maryann Scott
                                             JTTEN WROS
                                             2543 Longmount Dr.
                                             Wexford, PA 15090

Boston Partners Mid                          National Financial SVCS Corp.                           27.2%
Cap Value Fund                               For Exclusive Bene of our
Investor Class                                 Customers
(Class TT)                                   Sal Vella
                                             200 Liberty Street
                                             New York, NY  10281

                                             Charles Schwab & Co. Inc.                               32.0%
                                             Special Custody Account for
                                               Bene of Cust
                                             Attn:  Mutual Funds
                                             101 Montgomery St.
                                             San Francisco, CA  94104

                                             George B. Smithy, Jr.                                   13.0%
                                             38 Greenwood Road
                                             Wellesley, MA  02181

                                             John N. Brodson                                          6.4%
                                             Trst John N. Brodson Trust
                                             U/A DTD 08/06/87
                                             465 Lakeside Pl
                                             Highland Park, IL  60035

                                             Linda C. Brodson                                         6.4%
                                             Trst Linda C. Brodson Trust
                                             465 Lakeside Pl
                                             Highland Park, IL  60035

                                             -72-

PORTFOLIO                                            NAME AND ADDRESS                            PERCENT OWNED
---------                                            ----------------                            -------------

Boston Partners Mid                          Wells Fargo Bank Cust                                     5.4%
Cap Value Fund                               FBO William W. Carter
Institutional Class                          IRA FIP  007430
(Class UU)                                   P.O. Box 1389
                                             San Carlos, CA  94070-1389

                                             USNB of Oregon                                           77.2%
                                             Cust Jean Vollum
                                             Attn:  Mutual Funds
                                             P.O. Box 3168
                                             Portland, OR  97208

                  As of the same date, no person owned of record or, to the Fund's knowledge, beneficially, more than 25% of the outstanding shares of all classes of the Fund; and as of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

                  BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

                  PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the

Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

                  SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                   APPENDIX A



COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.


                  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  "D" - Securities are in actual or imminent payment default.

                  "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


                  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                  "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

                 "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                  "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

                  "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the ratingis provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

                  "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                  "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                  "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

                  "C" - Bonds are in imminent default in payment of interest or principal.

                  "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.
                                      A-9

                  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

                  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.

                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              (INSTITUTIONAL CLASS)
                                       OF
                               THE RBB FUND, INC.



         Boston Partners Large Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Institutional Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks and securities convertible into common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily $1 billion or greater and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.


         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS                                                     December 1, 1997

INTRODUCTION
--------------------------------------------------------------------------------

         RBB is an open-end management company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-two separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Large Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.

FEE TABLE


         The following table illustrates annual operating expenses incurred by Institutional Shares of the Fund (after fee waivers and expense reimbursements) for the fiscal period ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
ASSETS)


         Management Fees (after waivers)*.............................0.07%
         12b-1 Fees (after waivers)*..................................0.04%
         Other Expenses (after waivers and reimbursements)............0.89%
                                                                      -----
         Total Fund Operating Expenses (after waivers
                  and expense reimbursements)*........................1.00%
                                                                      =====


      * In the absence of fee waivers and expense reimbursements, Management Fees would be 0.75%; 12b-1 Fees would be 0.15%; Other Expenses would be 1.74%; and Total Fund Operating Expenses would be 2.64%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.


EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period-


                                               ONE    THREE   FIVE    TEN
                                               YEAR   YEARS   YEARS   YEARS
                                               ----   -----   -----   -----
         Boston Partners Large Cap Value Fund  $10     $32     $55    $122

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees and 12b-1 Fees for the Fund. However, there can be no assurance that any future expense reimbursements and waivers of Management

Fees and 12b-1 Fees will not vary from the figures reflected in the Fee Table.


         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                              FINANCIAL HIGHLIGHTS

                  The "Financial Highlights" presented below set forth certain investment results for shares of the Institutional Class of the Fund for the period indicated. Shares of the Institutional Class were first issued on January 2, 1997. The financial data included in this table should be read in conjunction with the financial statements and notes thereto and the unqualified report of the independent accountants thereon, which are incorporated by reference into the Statement of Additional Information. Further information about the performance of the Institutional Class of the Fund is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained from the Fund free of charge by calling the telephone number on page 1 of the prospectus.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
         (FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               For the Period
                                              January 2, 1997*
                                             through August 31,
                                                    1997
                                             ------------------
PER SHARE OPERATING PERFORMANCE**                 $ 10.00
                                                   ------
NET ASSET VALUE, BEGINNING OF PERIOD

Net investment income (1)...........                 0.05
Net realized and unrealized gain on
investments(2)......................                 2.41
                                                    -----
Net increase in net assets resulting
from operations.....................                 2.46
                                                    -----

NET ASSET VALUE, END OF PERIOD......               $12.46
                                                    =====

Total investment return(3)..........                24.60%

RATIOS/SUPPLEMENTAL DATA                       $24,603
Net assets, end of period (000).....


Ratio of expenses to average net
  assets***(1)(4)...................                 1.00%
Ratio of net investment income to
  average net assets***(1)..........                 1.19%
PORTFOLIO TURNOVER RATE****.........                67.16%
Average commission rate per share(5)                $0.0397


----------------------


  *      Commencement of operations.
 ** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
***      Annualized.
****     Not annualized.
(1)      Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.

(4) Without the waiver of advisory, 12b-1, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1997 would have been 2.64% for the Institutional Class.

(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

         The Fund's investment objective is to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objective by investing at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the Adviser as possessing value characteristics.

         The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.


         The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.


         The Fund may invest the remainder of its total assets in equity securities of issuers with lower capitalization; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. Government or government agencies.

         In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, convertible securities, repurchase and reverse repurchase agreements and dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940 (the "1940 Act") and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

         The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------


         The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


         The Fund may not:

                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchases more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the

         Fund's total assets may be invested without regard to such limitations.

                  2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 100%. High Portfolio turnover (100% or more) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.


RISK FACTORS
--------------------------------------------------------------------------------

         As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing interests in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

         Investment methods described in this Prospectus are among those that the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.




MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER


         Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997, in excess of $12.5 billion. Boston Partners' general partner is Boston Partners, Inc., a company that acts as a general partner to investment advisers organized as limited partnerships.


         Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is entitled to receive under the Advisory Agreement a monthly advisory fee computed at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser is currently waiving advisory fees in excess of 0.07% of the Fund's average daily net assets.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $4.3 billion of Large Capitalization Core Value institutional equity assets under management. Prior to joining the Adviser on April 16, 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst and has over fourteen years of investment experience. Ms. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over twenty years of investment experience. Prior to joining the Adviser on April 16, 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC is entitled to receive a fee under an administration and accounting services agreement calculated at an annual rate of .125% of the Fund's average daily net assets with a minimum fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

DISTRIBUTOR


         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.


EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Institutional Class of the Fund pays its own distribution fees, and may pay a different share than the other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Institutional Class or if it receives different services.

         The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the

Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and of increasing its yield to investors.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

         The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.15% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor under the Distribution Agreement. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of 0.04% on the first $200 million of the average daily net assets of the Fund on an annualized basis in any year and 0.05% thereafter. Such compensation may be increased up to the amount permitted by the Plan with the approval of RBB's Board of Directors. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or maintenance of the accounts of Shareholders, and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Plan. The Distributor may pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and payments may exceed distribution expenses actually incurred.

         The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares, consisting of securities dealers who have sold Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL


         Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Large Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. Shareholders may not purchase shares of the Boston Partners Large Cap Value Fund with a check issued by a third party and endorsed over to the Fund. The name of the Fund, Boston Partners Large Cap Value Fund, must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.


         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.


         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser, and by their spouses and children, either directly or through their individual retirement accounts, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitations.

         An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

                  A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

                  B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA  19103
                           ABA NUMBER:  0310-0005-3
                           CREDITING ACCOUNT NUMBER:  86-1108-2507
                           FROM:  (name of investor)
                           ACCOUNT NUMBER:  (Investor's account number with
                                                 the Fund)
                           FOR PURCHASE OF:  Boston Partners Large Cap Value
                                                 Fund
                           AMOUNT:  (amount to be invested)

                  C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

         For subsequent investments, an investor should follow steps A and B above.


AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.



HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Large Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899- 8852. There is no charge for a redemption.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "How to Redeem and Exchange Shares --Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

INVOLUNTARY REDEMPTION

         The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

         In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Institutional Shares of the Boston Partners Mid Cap Value Fund or the Boston Partners Bond Fund, subject to restrictions described under "Exchange Privilege Limitations" below. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.


         If the exchanging shareholder does not currently own Institutional Shares of the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, the dollar value of Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including purchases by exchange) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring

RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE
--------------------------------------------------------------------------------


         The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a fund's securities, cash and other assets, deducting the actual and accrued liabilities of the class and dividing by the result of outstanding shares of the class. The net asset value of each class are calculated independently of each other class. The net asset values are calculated as of 4:00 p.m. Eastern Time on each Business Day.


         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and tractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income annually and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions. to the extent they are taxable, are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize gain or loss for federal income tax purposes.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------

         The Fund offers one other class of shares, Investor Shares, which is offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Investor Shares separately from Institutional Shares. Because of different expenses paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor Shares. Information concerning this other class may be obtained by calling the Fund at (800) 311-9783 or 9829.


DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS LARGE CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS LARGE CAP VALUE FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when RBB's Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


         As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.


OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to The Fund's transfer agent, PFPC, at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-tree (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

         For the period from commencement of operations (January 2, 1997) through August 31, 1997, the total return since inception (not annualized) for the Institutional Class of Shares of the Fund was as follows:


         Unannualized investment returns for the period ended
         August 31, 1997


                                                                    Since
                                                                INCEPTION
                                                                ---------
         Boston Partners Large Cap Value Fund
         (Institutional Shares)................................... 24.60%


         The total return assumes reinvestment of all dividends and capital gains and reflects expense reimbursements and investment advisory fee and 12b-1 fee waivers in effect. Without these expense reimbursements waivers, the Fund's performance would have been lower. Of course, past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that Shares, when redeemed, may be worth more or less than the original cost. For more information on performance, see "Performance Information" in the Statement of Additional Information.


         The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended August 31, 1997. The Composite is comprised of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund, which commenced operations on January 2, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and reflects investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the accounts which comprise the Composite is not indicative of the future performance of the Fund. These accounts have lower investment advisory fees than the Fund, and the Composite performance figures would have been lower if subject to the higher fees and expenses incurred by the Fund. These private accounts are also not subject to the same investment limitations, diversification requirements and other restrictions, which are imposed upon mutual funds under the 1940 Act and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

Annualized investment returns for the period ended August 31, 1997

                                                       Since
                                        ONE YEAR      INCEPTION
                                        --------      ---------
      Composite Performance.............  46.9%          33.5%*
      S&P 500 Stock Index...............  40.7%          28.9%

*     The Adviser commenced managing these accounts on June 1, 1995.

         The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the NYSE.


FUTURE PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION
OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL                  PROSPECTUS
INFORMATION INCORPORATED HEREIN BY REFERENCE, IN
CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS         DECEMBER 1, 1997
AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE
RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN
OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY
JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
MADE.
                ----------------------


                   TABLE OF CONTENTS                          BOSTON PARTNERS
                                                  PAGE           LARGE CAP
                                                  ----           VALUE FUND
INTRODUCTION.......................................  2    (INSTITUTIONAL SHARES)
FINANCIAL HIGHLIGHTS...............................  3
INVESTMENT OBJECTIVES AND POLICIES.................  6
INVESTMENT LIMITATIONS.............................  7
RISK FACTORS.......................................  8
MANAGEMENT.........................................  9
DISTRIBUTION OF SHARES............................. 11         bp
HOW TO PURCHASE SHARES............................. 12        BOSTON PARTNERS
HOW TO REDEEM AND EXCHANGE SHARES.................. 14        ---------------
NET ASSET VALUE.................................... 17    ASSET MANAGEMENT, L.P.
DIVIDENDS AND DISTRIBUTIONS........................ 18    ----------------------
TAXES    .......................................... 18
MULTI-CLASS STRUCTURE.............................. 19
DESCRIPTION OF SHARES.............................. 19
OTHER INFORMATION.................................. 20



INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia,  Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

BOSTON PARTNERS LARGE CAP VALUE FUND      bp
         (INSTITUTIONAL CLASS)            BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                          --------------------------------------

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account.  For an IRA application or help with this  Application,  please call 1-888-261-4073

----------------   (Please check the appropriate box(es) below.)
| 1            |   [Checkbox] Individual     [Checkbox] Joint Tenant      [Checkbox] Other
| Account      |
| Registration:|   -----------------------------------------------------------------------------------------------------------------
----------------   Name                                                          SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF JOINT OWNER                                                JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                   For joint accounts,the  account  registrants will be joint tenants with right of  survivorship and not tenants in common unless tenants in common or community property registrations are requested.
----------------
GIFT TO MINOR:     [Checkbox]  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
----------------
                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF MINOR (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

----------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
----------------   -----------------------------------------------------------------------------------------------------------------
                   NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                  NAME(S) OF TRUSTEE(S)

                   -----------------------------------------------------------------------------------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER

----------------   -----------------------------------------------------------------------------------------------------------------
| 2            |   STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |   -----------------------------------------------------------------------------------------------------------------
----------------   CITY                                                                      STATE                   ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   DAY PHONE NUMBER                                                                             EVENING PHONE NUMBER


----------------   Minimum  initial  investment  of $100,000         Amount of  investment $_______
| 3            |
| Investment   |   Make the check  payable to Boston  Partners Large Cap Value Fund.
| Information: |
----------------   Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.


----------------
DISTRIBUTION       NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected below, both
OPTIONS:           dividends and capital gains will be reinvested in additional Fund shares.
----------------
                   DIVIDENDS    Pay by check     Reinvest     CAPITAL GAINS      Pay by check   Reinvest


----------------   To use this option, you must initial the appropriate line below.
| 4            |   I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares
| Telephone    |   in my account(s) by telephone in accordance with the procedures and conditions set forth in the
| Redemption:  |   Fund's current prospectus.
----------------
                   ----------------------------------    -------------------------------Redeem shares, and send the proceeds to
                              individual initial                 joint initial          the address of record.

                   ----------------------------------    -------------------------------Exchange shares for shares of The Boston
                              individual initial                 joint initial          Partners Mid Cap Value Fund or Boston
                                                                                        Partners Bond Fund.



----------------   The Account Investment Plan which is available to shareholders of the Fund, makes possible regularly
| 5            |   scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can
| Automatic    |   arrange for an amount of money selected by you to be deducted from your checking account and used to
| Investment   |   purchase shares of the Fund.
| Plan:        |
----------------
                   Please debit $________ from my checking account (named below on or about the 20th of the month.
                   Please attach an unsigned, voided check.
                              Monthly        Every Alternate Month          Quarterly      Other


----------------   -----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:            BANK NAME                                                          STREET ADDRESS OR P.O. BOX
----------------
                   -----------------------------------------------------------------------------------------------------------------
                           CITY                                        STATE                                    ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                           BANK ABA NUMBER                                                           BANK ACCOUNT NUMBER


----------------   The undersigned warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of legal age
| 6            |   to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the
|              |   Fund in which I (we) am (are) investing.
| Signatures   |   Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following
----------------   certification:

                   Under penalties of perjury, I certify that:

                   (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and
                   (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                   NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                   BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                   REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION
                   REQUIRED TO AUDIT BACKUP WITHHOLDING.


                   -----------------------------------------------------------------------------------------------------------------
                           SIGNATURE OF APPLICANT                                                           DATE

                   -----------------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                 TITLE (IF APPLICABLE)

                   -----------------------------------------------------------------------------------------------------------------
                           SIGNATURE OF JOINT OWNER                                                         DATE


                   -----------------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                 TITLE (IF APPLICABLE)


                   (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                   For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                   MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS LARGE CAP VALUE FUND
                                                                        C/O PFPC INC.
                                                                        P.O. BOX 8852
                                                                        WILMINGTON, DE  19899-8852


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                                (INVESTOR CLASS)
                                       OF
                               THE RBB FUND, INC.

         Boston Partners Large Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Investor Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks and securities convertible into common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily $1 billion or greater and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the
Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related material, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS                                                  DECEMBER 1, 1997

INTRODUCTION
--------------------------------------------------------------------------------
         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-two separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Large Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.

FEE TABLE


         The following table illustrates annual operating expenses incurred by Investor Shares of the Fund (after fee waivers and expense reimbursements) for the fiscal period ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)



         Management Fees (after waivers)*....................0.07%
         12b-1 Fees (after waivers)*.........................0.11%
         Other Expenses (after waivers and reimbursements)...0.93%
                                                             -----
        Total Fund Operating Expenses
          (after waivers and expense reimbursements)*........1.11%
                                                             =====

      * In the absence of expense reimbursements and fee waivers, Management Fees would be 0.75%, 12b-1 Fees would be 0.25%, Other Expenses would be 2.05%, and Total Fund Operating Expenses would be 3.05%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.



EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:



                                  ONE        THREE         FIVE           TEN
                                 YEAR        YEARS         YEARS         YEARS
                                 ----        -----         -----         -----
         Boston Partners Large
          Cap Value Fund..........$11         $35           $61          $135

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees and

12b-1 Fees for the Fund. However, the Adviser, the Distributor and the other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees and 12b-1 Fees will not vary from the figures reflected in the Fee Table.


         The  Example  in  the  Fee  Table   assumes  that  all   dividends  and
distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
         The "Financial Highlights" presented below set forth certain investment results for shares of the Investor Class of the Fund for the period indicated. The Investor Class commenced operations on January 16, 1997. The financial data included in this table should be read in conjunction with the financial statements and notes thereto and the unqualified report of the independent accountants thereon, which are incorporated by reference into the Statement of Additional Information. Further information about the performance of the Investor Class of the Fund is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained from the Fund free of charge by calling the telephone number on page 1 of the prospectus.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
           (FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                             FOR THE PERIOD
                                                            JANUARY 16, 1997*
                                                                 THROUGH
                                                             AUGUST 31, 1997
                                                             ---------------


PER SHARE OPERATING PERFORMANCE**
NET ASSET VALUE, BEGINNING OF PERIOD........................     $10.20
                                                                 ------

Net investment income(1)....................................       0.02
Net realized and unrealized gain on investments(2)..........       2.23
                                                                  -----

Net increase in net assets resulting from operations........       2.25
                                                                  -----

NET ASSET VALUE, END OF PERIOD..............................     $12.45
                                                                  =====

Total investment return(3)..................................      22.06%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)...................    $683
Ratio of expenses to average net assets***(1)(4)............       1.11%
Ratio of net investment income to average net assets***(1)..        .91%
PORTFOLIO TURNOVER RATE****.................................      67.16%
Average commission rate per share(5)........................      $0.0397


----------------------
      *   Commencement of operations.
     ** Calculated based on shares outstanding on the first and last day of the period, except dividends and distributions, it any, which are based on actual shares outstanding on the dates of distributions.
    ***   Annualized.
   ****   Not annualized.
    (1)   Reflects waivers and reimbursements.
    (2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
    (3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.
    (4) Without the waiver of advisory, 12b-1, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1997 would have been 3.05% for the Investor Class.
    (5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

         The Fund's investment objective is to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objectives by investing under normal market conditions at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the Adviser as equity securities possessing value characteristics.

         The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.


         The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.


         The Fund may invest the remainder of its total assets in equity securities of issuers with lower capitalizations; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. Government or government agencies.

         In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, convertible securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act") and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

         The Fund's investment objectives and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------


         The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


         The Fund may not:

                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  2. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate outstanding borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER


         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 100%. High Portfolio turnover (100% or more) will generally result in higher transaction costs to a portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.



RISK FACTORS
--------------------------------------------------------------------------------

         As with other mutual funds, there can be no assurance that the Fund will achieve its objectives. The net asset value per share of Shares representing interests in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Polices."

         Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER


         Boston Partners Asset Management, L.P. located at One Financial Center, 43rd Floor Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997, in excess of $12.5 billion. Boston Partners' general partner is Boston Partners, Inc., a company that acts as a general partner to investment advisers organized as limited partnerships.


         Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is entitled to receive under the Advisory Agreement a monthly advisory fee computed at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser is currently waiving advisory fees in excess of 0.71% of the Fund's average daily net assets.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $4.3 billion of Large Capitalization Core Value institutional equity assets under management. Prior to joining the Adviser on April 16, 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst and has over fourteen years of investment experience. Ms. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over twenty years of investment experience. Prior to joining the Adviser on April 16, 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC is entitled to receive a fee under an administration and accounting services agreement calculated at an annual rate of .125% of the Fund's average daily net assets with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR


         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.


EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Investor Class of the Fund pays its own distribution fees, and may pay a different share than the other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Investor Class or if it receives different services.

         The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

         The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor in the Distribution Agreement. The Distributor may, in its discretion, from time to time waive voluntarily all or any Portion of its distribution fee.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or  maintenance of the accounts of Shareholders,  and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Plan. The Distributor may delegate some or all of these functions to Service Agents. See "How to Purchase Shares--Purchases Through Intermediaries."

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and payments may exceed distribution expenses actually incurred.

PURCHASES THROUGH INTERMEDIARIES.

         Shares of the Fund may be available through certain brokerage firms, financial institutions and programs sponsored by other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Shares are purchased directly from the Fund. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by the Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

         For administration, subaccounting, transfer agency and/or other services, the Adviser or the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations with whom they have entered into agreements a fee of up to .35% (the "Service Fee') of the average annual value of accounts with the Fund maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization or recordkeeper is determined based upon a number of factors, including the nature and quality of the services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

         The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares consisting of securities dealers who have sold Shares, or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.



HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

         Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Large Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Large Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Large Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.


         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after the close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.


         Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or her broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers, but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:


                  A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification

         Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

                  B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC
         Bank:

                                    PNC Bank, N.A.
                                    Philadelphia, PA 19103
                                    ABA NUMBER:  0310-0005-3
                                    CREDITING ACCOUNT NUMBER:  86-1108-2507
                                    FROM:  (name of investor)
                                    ACCOUNT NUMBER: (Investor's account number with the Fund)
                                    FOR PURCHASE OF:  Boston Partners Large Cap
                                    Value Fund
                                    AMOUNT:  (amount to be invested)

                  C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the Automatic Investment Plan should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.

RETIREMENT PLANS

         Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as Custodian. For further information as to applications and annual fees, contact PFPC at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Large Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. It the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or it the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "How to Redeem and Exchange Shares -- Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

         If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance, the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

         You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

INVOLUNTARY REDEMPTION

         The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

         In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that it is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege will be available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Investor Shares of the Boston Partners Mid Cap Value Fund or the Boston Partners Bond Fund, subject to the restrictions described under "Exchange Privilege Limitations" below. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A Shareholder wishing to make an exchange may do so by sending a written request to PFPC.


         If the exchanging shareholder does not currently own Investor Shares of the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.


         If an exchange is to a new account in the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, the dollar value of Investor Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including purchases by exchange) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following
RBB's  telephone  transaction   procedures  described  below  or  for  following
instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction  procedures include the following measures:
(1)  requiring  the  appropriate  telephone  transaction  privilege  forms;  (2)
requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting  exchanges only if the two account  registrations  are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

NET ASSET VALUE
--------------------------------------------------------------------------------


         The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a Fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset values of each class are calculated independently from each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.


         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income annually, and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares immediately prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize gain or loss for federal income tax purposes.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------

         The Fund offers one other class of shares, Institutional Shares, which is offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Institutional Shares separately from Investor Shares. Because of different expenses paid by the Investor Shares, the total return on such shares can be expected. at any time, to be different than the total return on Institutional Shares. Information concerning these other classes may be obtained by calling the Fund at (800) 311-9783 or 9829.


DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information.

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS LARGE CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS LARGE CAP VALUE FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in that portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when RBB's Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


         As of November 15, 1997 to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.



OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund's transfer agent, PFPC, at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

         For the period from commencement of operations (January 16, 1997) through August 31, 1997, the total return since inception (not annualized) for the Investor Class of Shares of the Fund was as follows:


Unannualized investment returns for the period ended August 31, 1997


                                                      Since
                                                    INCEPTION
                                                    ---------
         Boston Partners Large Cap Value Fund
            (Investor Shares)........................ 22.06%


         The total return assumes the reinvestment of all dividends and capital gains and reflects expense reimbursements and investment advisory fee and 12b-1 fee waivers in effect. Without these expense reimbursements and waivers, the Fund's performance would have been lower. Of course, past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that Shares, when redeemed, may be worth more or less than the original cost. For more information on performance, see "Performance Information" in the Statement of Additional Information.

         The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended August 31, 1997. The Composite is comprised of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund, which commenced operations on January 16, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and reflects the payment of investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the funds and accounts which comprise the Composite is not indicative of or a substitute for the future performance of the Fund. These accounts have lower investment advisory fees than the Fund, and the Composite performance figures would have been lower if subject to the higher fees and expenses incurred by the Fund. These private accounts are also not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the 1940 Act and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

Annualized investment returns for the period ended August 31, 1997

                                                                      Since
                                                      ONE YEAR      INCEPTION
                                                      --------      ---------
         Composite Performance.......................     46.9%         33.5%*
         S&P 500 Stock Index.........................     40.7%         28.9%

* The Adviser commenced managing these accounts on June 1, 1995.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the NYSE.


FUTURE PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.
Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

NO PERSON HAS BEEN  AUTHORIZED TO GIVE ANY  INFORMATION
OR  MAKE  ANY  REPRESENTATIONS  NOT  CONTAINED  IN THIS
PROSPECTUS   OR  IN  RBB'S   STATEMENT  OF   ADDITIONAL
INFORMATION   INCORPORATED  HEREIN  BY  REFERENCE,   IN        PROSPECTUS
CONNECTION  WITH THE OFFERING  MADE BY THIS  PROSPECTUS
AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE     DECEMBER 1, 1997
RELIED  UPON AS HAVING  BEEN  AUTHORIZED  BY RBB OR ITS
DISTRIBUTOR.  THIS  PROSPECTUS  DOES NOT  CONSTITUTE AN
OFFERING   BY  RBB  OR  BY  THE   DISTRIBUTOR   IN  ANY
JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
MADE.
            ----------------------


               TABLE OF CONTENTS
                                                             BOSTON PARTNERS
                                                   PAGE         LARGE CAP
                                                   ----        VALUE FUND
INTRODUCTION........................................  2     (INVESTOR SHARES)
FINANCIAL HIGHLIGHTS................................  4
INVESTMENT OBJECTIVES AND POLICIES..................  6
INVESTMENT LIMITATIONS..............................  7
RISK FACTORS........................................  8
MANAGEMENT..........................................  9
DISTRIBUTION OF SHARES.............................. 11        bp
HOW TO PURCHASE SHARES.............................. 12      BOSTON PARTNERS
HOW TO REDEEM AND EXCHANGE SHARES................... 15      ---------------
NET ASSET VALUE..................................... 19   ASSET MANAGEMENT, L.P.
DIVIDENDS AND DISTRIBUTIONS......................... 19   ----------------------
TAXES    ........................................... 19
MULTI-CLASS STRUCTURE............................... 21
DESCRIPTION OF SHARES............................... 21
OTHER INFORMATION................................... 22



INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia,  Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

BOSTON PARTNERS LARGE CAP VALUE FUND      bp
     (INVESTOR CLASS)                     BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                          --------------------------------------


ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account.  For an IRA application or help with this  Application,  please call 1-888-261-4073

----------------   (Please check the appropriate box(es) below.)
| 1            |   [Checkbox] Individual     [Checkbox]| Joint Tenant      [Checkbox] Other
| Account      |
| Registration:|   -----------------------------------------------------------------------------------------------------------------
----------------   Name                                                          SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF JOINT OWNER                                                JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                   For joint accounts,the  account  registrants will be joint tenants  with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.
----------------
GIFT TO MINOR:     [Checkbox]  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
----------------
                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF MINOR (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

----------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
----------------   -----------------------------------------------------------------------------------------------------------------
                   NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                  NAME(S) OF TRUSTEE(S)

                   -----------------------------------------------------------------------------------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER

----------------   -----------------------------------------------------------------------------------------------------------------
| 2            |   STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |   -----------------------------------------------------------------------------------------------------------------
----------------   CITY                                                                      STATE                   ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   DAY PHONE NUMBER                                                                             EVENING PHONE NUMBER


----------------   Minimum  initial  investment  of $2,500         Amount of  investment $_______
| 3            |
| Investment   |   Make the check  payable to Boston  Partners Large Cap Value Fund.
| Information: |
----------------   Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

----------------
DISTRIBUTION       NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected  below,  both
OPTIONS:           dividends and capital gains will be reinvested in additional Fund shares.
----------------
                   DIVIDENDS -  Pay by check -   Reinvest   -       CAPITAL GAINS   -        Pay by check  -         Reinvest   -

----------------
SYSTEMATIC         To select this portion please fill out the information below:
WITHDRAWAL
PLAN:              Amount ______________________________________________________             Startup Month _________________________
----------------
                   Frequency Options:   Annually   -                Monthly   -                       Quarterly   -

                   - A minimum account value of $10,000 in a single account is required to establish a Systematic Withdrawal Plan
                   - Payments will be made on or near the 25th of the month
                   Please  check one of the following options:  ________ Please mail checks t Address of Record (Named in
                                                                                     Section 2)
                                                                ________ Please electronically credit my Bank of Record
                                                                                     (Named in Section 5)



----------------   To use this option, you must initial the appropriate line below.
| 4            |   I authorize the Transfer Agent to accept  instructions  from any  persons  to redeem  or  exchange  shares in  my
|  Telephone   |   account(s)  by  telephone  in accordance  with the  procedures  and conditions set forth  in  the Fund's  current
| Exchange and |   prospectus.
| Redemption:  |
----------------
                   -------------------------------  ----------------------------- Redeem shares, and send the proceeds to
                         Individual initial                  joint initial        the address of record.

                                                                                  Exchange shares for shares of the Boston
                   -------------------------------  ----------------------------- Partners Mid Cap Value Fund or Boston
                         Individual initial                  joint initial        Partners Bond Fund.


----------------   The Account Investment Plan which is available to shareholders of the Fund,  makes possible  regularly  scheduled
| 5            |   purchases of Fund shares to allow  dollar-cost  averaging. The Fund's  Transfer  Agent can arrange for an  amount
| Automatic    |   of money  selected by you to be deducted from your checking account and used to purchase shares of the Fund.
| Investment   |
| Plan:        |   Please debit $________ from my checking account (named below) on or about the 20th of the month.
----------------   Please attach an unsigned, voided check.

                   [Checkbox]  Monthly    [Checkbox] Every Alternate Month     [Checkbox]  Quarterly    [Checkbox]  Other

----------------   -----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:    BANK NAME                                                                          STREET ADDRESS OR P.O. BOX
----------------
                   -----------------------------------------------------------------------------------------------------------------
                   CITY                                             STATE                                               ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   BANK ABA NUMBER                                                                           BANK ACCOUNT NUMBER

----------------   The undersigned  warrants that I (we) have full authority and, if a  natural person, I (we) am (are) of legal age
| 6            |   to  purchase  shares pursuant  to this  Account  Application,  and I (we)  have  received  a  current  prospectus
|              |   for the Fund in which I (we) am (are) investing.
| Signatures:  |   Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following
----------------   certification:
                   Under penalties of perjury, I certify that:
                   (1) The number shown on this form is my correct taxpayer  identification  number (or I am waiting for a number to be issued to), and
                   (2) I am not subject to backup  withholding  because (a) I am exempt from backup  withholding,  or (b) I have not been  notified by the  Internal  Revenue  Service  that I am subject to 31% backup  withholding  as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                   NOTE:  YOU MUST CROSS OUT ITEM (2) IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY  SUBJECT TO BACKUP
                   WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE
                   SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION  REQUIRED TO
                   AUDIT BACKUP WITHHOLDING.

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF APPLICANT                                                                              DATE

                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                                  TITLE (IF APPLICABLE)

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF JOINT OWNER                                                                            DATE

                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                                  TITLE (IF APPLICABLE)

                   (If you are signing for a  corporation,  you must  indicate  corporate  office or title.  If you wish  additional signatories on the account, please include a corporate resolution.  If signing as a fiduciary,  you must indicate capacity.)

                   For information on additional  options,  such as IRA  Applications,  rollover  requests for qualified  retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                   MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:        THE BOSTON PARTNERS LARGE CAP VALUE FUND
                                                                           C/O PFPC INC.
                                                                           P.O. BOX 8852
                                                                           WILMINGTON, DE  19899-8852


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                                 (ADVISOR CLASS)
                                       OF
                               THE RBB FUND, INC.


         Boston Partners Large Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Advisor Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks and securities convertible into common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily $1 billion or greater and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristic are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.


         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related material on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS                                                    December 1, 1997

INTRODUCTION
--------------------------------------------------------------------------------


         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-two separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Large Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.


         The Advisor Class of the Fund is designed primarily for investors seeking investment of funds held in an advisory or other similar capacity, which may include the investment of funds held or managed by broker-dealers, investment counselors and financial planners. Investment professionals such as those listed above may purchase Shares for discretionary or non- discretionary accounts maintained by individuals.

EXPENSE TABLE


         The following table illustrates the annual operating expenses expected to be incurred by Advisor Shares of the Fund (after fee waivers) for the fiscal period ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.


ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


     Management Fees (after waivers)*..............................0.71%
     12b-1 Fees (after waivers)*...................................0.50%
     Other Expenses................................................0.29%
                                                                   -----
     Total Fund Operating Expenses (after waivers).................1.50%
                                                                   =====


* In the absence of fee waivers, Management Fees would be 0.75%, 12b-1 Fees would be 0.75% and Total Fund Operating Expenses would be 1.79%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.


EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                  ONE YEAR   THREE YEARS
                                                  --------   -----------
         Boston Partners Large Cap
           Value Fund.............................   $15         $47

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of Management fees and 12b-1 Fees for the Fund. However, the Adviser and the Distributor are under no obligation with respect to such waivers, and there can be no assurance that any future waivers of Management Fees and 12b-1 Fees will not vary from the figures reflected in the Fee Table.

         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers Inc.


         No financial data is supplied for the Advisor Class of the Fund because, as of the date of this Prospectus, the Advisor Class had no performance history.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

         The Fund's investment objective is to provide long-term growth of capital with current income as a secondary objective. The Portfolio seeks to achieve its objective by investing at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the Adviser as possessing value characteristics.

         The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to, price to book value ratios and price to earnings ratios. These value characteristic are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.


         The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.


         The Fund may invest the remainder of its total assets in equity securities of issuers with lower capitalization; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. Government or government agencies.

         In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, convertible securities, repurchase and reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940 (the "1940 Act") and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

         The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing an interest in the Fund.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------


         The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


         The Fund may not:

         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 100%. High Portfolio turnover (100% or more) will generally result in higher transaction costs to a portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

RISK FACTORS
--------------------------------------------------------------------------------

        As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing interests in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

         Investment methods described in this Prospectus are among those that the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.




MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER


         Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997, in excess of $12.5 billion. Boston Partners' general partner is Boston Partners, Inc., a company that acts as a general partner to investment advisers organized as limited partnerships.


         Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is entitled to receive under the Advisory Agreement a monthly advisory fee computed at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser is currently waiving advisory fees in excess of 0.71% of the Fund's average daily net assets.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $4.3 billion of Large Capitalization Core Value institutional equity assets under management. Prior to joining the Adviser on April 16, 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst and has over fourteen years of investment experience. Ms. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over twenty years of investment experience. Prior to joining the Adviser on April 16, 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Mr. Sharp is also a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Portfolio and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. PFPC's principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. However, PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the initial fiscal period of the Advisor Class.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR


         Counsellors Securities Inc. (the "Distributor") a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.


EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Advisor Class of the Fund pays its own distribution fees, and may pay a different share than the other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Advisor Class or if it receives different services.

         The Adviser may assume expenses of the Fund from time to time. In certain circumstances, it may assume such expenses on the condition that it is reimbursed by the Fund for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

         The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.75% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor. Under the Distribution Contract, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of 0.50% of the average daily net assets of the Fund on an annualized basis in any year. Such compensation may be increased, up to the amount permitted in the Plan with the approval of RBB's Board of Directors. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or maintenance of the accounts of Shareholders, and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Plan. The Distributor may delegate some or all of these functions to an Intermediary, as defined below. See "Shareholder Servicing."

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and payments may exceed distribution expenses actually incurred.

         The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares, consisting of securities dealers who have sold Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

         Advisor Shares are available for investment through investment professionals such as broker-dealers, financial planners and other financial intermediaries ("Intermediaries"). The Fund reserves the right to make Advisor Shares available to other investors in the future.

         Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased through an Intermediary without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application through an Intermediary to the Fund's transfer agent, PFPC. Purchases of Shares may be effected through an Intermediary or by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston

Partners Large Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Large Cap Value Fund, must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $10,000 and subsequent investments must be at least $500. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.


         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after the close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.


         Shareholders whose shares are held in the street name account of an Intermediary and who desire to transfer such shares to the street name account of another Intermediary should contact their current Intermediary.

         Shareholders may not purchase shares of the Boston Partners Large Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Checks for investment must be made payable to Boston Partners Large Cap Value Fund.

         Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA  19103
                           ABA NUMBER:  0310-0005-3
                           CREDITING ACCOUNT NUMBER:  86-1108-2507
                           FROM:  (name of investor)
                           ACCOUNT NUMBER:  (Investors account number with
                                                the Fund)
                           FOR PURCHASE OF:  Boston Partners Large Cap Value
                                                Fund
                           AMOUNT:  (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.

RETIREMENT PLANS

         Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact PFPC at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Large Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899- 8852. There is no charge for a redemption. Shareholders may also place redemption requests through an Intermediary, but such Intermediary might charge a fee for this service.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "How to Redeem Shares -- Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

         If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

         You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under Automatic Investing. You will receive a confirmation of each transaction showing the sources of the payment and the share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

INVOLUNTARY REDEMPTION

         The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

         In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

TELEPHONE TRANSACTIONS

         In order to request a redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE
--------------------------------------------------------------------------------


         The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a fund's securities, cash and other assets, deducting the actual and accrued liabilities of the class and dividing by the result of outstanding Shares of the class. The net asset values of each class are calculated independently from each other class. The net asset values are calculated as of 4:00 p.m. Eastern Time on each Business Day.


         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported
                                      -14-
sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income annually, and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.


         Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.


         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


SHAREHOLDER SERVICING
--------------------------------------------------------------------------------

         The Fund is authorized to offer Advisor Shares to Intermediaries whose clients or customers (collectively, "Customers") are beneficial owners of Advisor Shares. Those Intermediaries may enter into service agreements ("Agreements") related to the sale of the Advisor Shares with the Distributor pursuant to the Distribution Plan. Pursuant to the terms of an Agreement, the Intermediary agrees to perform certain distribution, shareholder servicing, administrative and accounting services for its Customers. Distribution services would be marketing or other services in connection with the promotion and sale of Advisor Shares. Shareholder services that may be provided include responding to Customer inquiries, providing information on Customer investments and providing other shareholder liaison services. Administrative and accounting services related to the sale of the Advisor Shares may include (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's transfer agent, (ii) processing dividend payments from the Fund on behalf of Customers and (iii) providing sub- accounting relating to the sale of Advisor Shares beneficially owned by Customers or the information to the Fund necessary for subaccounting. Pursuant to the Rule 12b-1 Plan for the Advisor Shares, the Distributor may pay each participating Intermediary a negotiated fee on an annual basis not to exceed .75% of the value of the average daily net assets of its Customers invested in the Advisor Shares. The Fund may, in the future, enter into additional Agreements with Intermediaries. The Board of Directors of RBB will evaluate the appropriateness of the Plan on a continuing basis.


MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------

         The Fund offers two other classes of shares which are offered directly to individual investors, Investor Shares and Institutional Shares, pursuant to separate prospectuses. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund quotes performance of the Investor and Institutional Shares separately from Advisor Shares. Because of different expenses paid by the Advisor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor and Institutional Shares. Information concerning these other classes may be obtained by calling the Fund at (800) 311-9783, or 9829.


DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS LARGE CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS LARGE CAP VALUE FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in that portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when RBB's Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


         As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.



OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund's transfer agent, PFPC, at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION


         The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended August 31, 1997. The Composite is comprised of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Advisor Class of the Fund, which had not offered shares to the public as of August 31, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and reflects investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the funds and accounts which comprise the Composite is not indicative of the future performance of the Advisor Class of the Fund. These accounts have lower investment advisory fees than the Advisor Class of the Fund, and the Composite performance would have been lower if subject to the higher fees and expenses incurred by the Advisor Class of the Fund. These private accounts are also not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the 1940 Act, and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.


Annualized investment returns for the period ended August 31, 1997

                                                                Since
                                                 ONE YEAR     INCEPTION
                                                 --------     ---------
         Composite Performance..................   46.9%        33.5%*
         S&P 500 Stock Index....................   40.7%        28.9%

* The Adviser commenced managing these accounts on June 1, 1995.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the NYSE.

FUTURE PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CD Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones industrial Average. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION
OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL
INFORMATION INCORPORATED HEREIN BY REFERENCE, IN
CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS
AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE
RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN
OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY
JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
MADE.
              ___________________                              PROSPECTUS

                                                            DECEMBER 1, 1997


                            TABLE OF CONTENTS


                                                 PAGE
                                                 ----
INTRODUCTION......................................  2
INVESTMENT OBJECTIVES AND POLICIES................  3
INVESTMENT LIMITATIONS............................  5
RISK FACTORS......................................  6
MANAGEMENT........................................  6         BOSTON PARTNERS
DISTRIBUTION OF SHARES............................  8            LARGE CAP
HOW TO PURCHASE SHARES............................  9           VALUE FUND
HOW TO REDEEM SHARES.............................. 12
NET ASSET VALUE................................... 14        (ADVISOR SHARES)
DIVIDENDS AND DISTRIBUTIONS....................... 15
TAXES    ......................................... 15
SHAREHOLDER SERVICING............................. 16
MULTI-CLASS STRUCTURE............................. 17
DESCRIPTION OF SHARES............................. 17
OTHER INFORMATION................................. 18





INVESTMENT ADVISOR
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

COUNSEL                                                   bp
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS                                   BOSTON PARTNERS
Coopers & Lybrand L.L.P.                                  ASSET MANAGEMENT, L.P.
Philadelphia, Pennsylvania                                ----------------------

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                                 (ADVISOR CLASS)

ACCOUNT APPLICATION
PLEASE NOTE:  Do not use this form to open a retirement plan account.
For an IRA application or help with this Application, please call 1-888-261-4073

1.  ACCOUNT
    REGISTRATION:        (Please check the appropriate box(es) below.)


 [Checkbox] Individual   [Checkbox] Joint Tenant  [Checkbox] Other

 -------------------------------------------------------------------------
 NAME                   SOCIAL SECURITY NUMBER OR TAX ID# OF PRIMARY OWNER

 -------------------------------------------------------------------------
 NAME OF JOINT OWNER        JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID#

 For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.


 GIFT TO MINOR:

 [Checkbox]  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT

 -------------------------------------------------------------------------
 NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

 -------------------------------------------------------------------------
 NAME OF MINOR (ONLY ONE PERMITTED)

 -------------------------------------------------------------------------
 MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH


 CORPORATION, PARTNERSHIP,
  TRUST OR OTHER ENTITY:

 -------------------------------------------------------------------------
 NAME OF CORPORATION, PARTNERSHIP, OR OTHER          NAME(S) OF TRUSTEE(S)

 -------------------------------------------------------------------------
 TAXPAYER IDENTIFICATION NUMBER


 2.  MAILING ADDRESS:

 -------------------------------------------------------------------------
 STREET OR P.O. BOX AND/OR APARTMENT NUMBER

 -------------------------------------------------------------------------
 CITY                                           STATE             ZIP CODE

 -------------------------------------------------------------------------
 DAY PHONE NUMBER                                     EVENING PHONE NUMBER

3.  INVESTMENT INFORMATION:

Minimum initial investment of $10,000.  Amount of investment $__________

Make the check payable to Boston Partners Large Cap Value Fund.

Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.


DISTRIBUTION OPTIONS:      NOTE:

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

DIVIDENDS[Checkbox]  Pay by check [Checkbox]  Reinvest [Checkbox]  CAPITAL GAINS
[Checkbox]  Pay by check  [Checkbox]     Reinvest [Checkbox]


SYSTEMATIC WITHDRAWAL PLAN:

To select this portion please fill out the information below:

Amount ______________           Start-up Month _________________________________

Frequency Options: Annually [Checkbox]  Monthly [Checkbox]  Quarterly [Checkbox]

- A minimum account value of $10,000 in a single account is required to establish a Systematic Withdrawal Plan
-       Payments will be made on or near the 25th of the month
Please check one of the
following options:     _______Please mail checks to Address of
                       Record (Named in Section 2)

                       _______Please electronically credit my Bank of Record (Named in Section 5)


4. TELEPHONE REDEMPTION:

To use this option, you must initial the appropriate line below.
I authorize the Transfer Agent to accept instructions from any persons to redeem shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current prospectus.

________________________  _______________________   Redeem shares, and send the
                                                    proceeds
individual initial        joint initial             to the address of record.


5. AUTOMATIC INVESTMENT PLAN:

The Automatic Investment Plan which is available to shareholders of the Fund, makes possible regularly scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can arrange for an amount of money selected by you to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $__________ from my checking account (named below) on or about the 20th of the month.

PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.

[Checkbox] Monthly         [Checkbox] Every Alternate Month
[Checkbox] Quarterly       [Checkbox] Other


BANK RECORD:
                  --------------------------------------------------------------
                  BANK NAME                           STREET ADDRESS OR P.O. BOX

                  --------------------------------------------------------------
                  CITY                                STATE             ZIP CODE

                  -----------------------          -----------------------------
                  BANK ABA NUMBER                            BANK ACCOUNT NUMBER

6.    SIGNATURES:

The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the Fund in which I (we) am (are) investing.

Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification: Under penalties of perjury, I certify that:
(1) The number shown on this form is my correct identification number (or I am waiting for a number to be issued to), and
(2) I am not subject to backup withholding because (a) I am exempt from backup withholding or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.

--------------------------------------------------------------------------------
SIGNATURE OF APPLICANT                                            DATE

--------------------------------------------------------------------------------
PRINT NAME                                               TITLE (IF APPLICABLE)

--------------------------------------------------------------------------------
SIGNATURE OF JOINT OWNER                                          DATE

--------------------------------------------------------------------------------
PRINT NAME                                               TITLE (IF APPLICABLE)

(If you are signing for a corporation, you must indicated corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:
                          THE BOSTON PARTNERS LARGE CAP VALUE FUND
                          C/O PFPC INC.
                          P.O. BOX 8852
                          WILMINGTON, DE  19899-8852

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                 (INSTITUTIONAL, ADVISOR, AND INVESTOR CLASSES)

                                       OF

                               THE RBB FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION




                  This Statement of Additional Information provides supplementary information pertaining to shares of the Institutional, Advisor and Investor Classes (the "Shares") representing interests in the Boston Partners Large Cap Value Fund (the "Fund") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Boston Partners Large Cap Value Fund Prospectuses dated December 1, 1997 (together, the "Prospectus"). A copy of any of the Prospectuses may be obtained from RBB by calling toll-free (800) 311-9783 or 9829. This Statement of Additional Information is dated December 1, 1997.



                                    CONTENTS


                                                  INSTITUTIONAL/
                                                      ADVISOR        INVESTOR
                                                    PROSPECTUS      PROSPECTUS
                                         PAGE          PAGE            PAGE
                                         ----     --------------    ----------
General..................................    2           2              2
Investment Objectives and Policies.......    2           4              4
Directors and Officers...................   11         N/A            N/A
Investment Advisory, Distribution
  and Servicing Arrangements.............   16           6              6
Portfolio Transactions...................   20           8              7
Purchase and Redemption Information......   21        9,13           8,11
Valuation of Shares......................   22          14             13
Performance Information..................   23          18             16
Taxes....................................   24          15             14
Additional Information Concerning
  RBB Shares.............................   27          15             15
Miscellaneous............................   31         N/A            N/A
Financial Statements.....................   41         N/A            N/A
Appendix A...............................   A-1        N/A            N/A


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL



                  The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988. The Institutional Shares of the Fund were first issued on January 2, 1997. The Investor Shares of the Fund were first issued on January 16, 1997. As of the date of this Statement of Additional Information, no Advisor Shares had been issued.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.

ADDITIONAL INFORMATION ON FUND INVESTMENTS.

                  LENDING OF FUND SECURITIES. The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's investment adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily. The Fund does not presently intend to invest more than 5% of net assets in securities lending.

                  INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. The Fund does not presently intend to invest more than 5% of net assets in indexed securities.

                  CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed-income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.


                  The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.


                  A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Fund does not presently intend to invest more than 5% of net assets in convertible securities.


                  REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may also enter into "dollar rolls," in which it sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Fund does not presently intend to invest more than 5% of net assets in reverse repurchase agreement or dollar roll transactions.

                  U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase U.S. Government agency and instrumentality obligations which are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks.

                  The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. The Fund does not presently intend to invest more than 5% of net assets in U.S. Government obligations.


                  ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to the Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  The Fund may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Fund's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  The Adviser will monitor the liquidity of restricted securities in the Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                  HEDGING INVESTMENTS. At such times as the Adviser deems it appropriate and consistent with the investment objective of the Fund, the Fund may invest in financial futures contracts and options on financial futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Fund caused by fluctuating interest rates, and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. Futures contracts and options on futures contracts are discussed below.


                  FUTURES CONTRACTS. The Fund may invest in financial futures contracts with respect to those securities listed on the S&P 500 Stock Index. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. The Fund does not presently intend to invest more than 5% of net assets in futures contracts.

                  OPTIONS ON FUTURES. The Fund may purchase and write call and put options on futures contracts with respect to those securities listed on the S&P 500 Stock Index and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Fund is not fully invested.

                  There is no assurance that the Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Fund's ability to effectively hedge its securities. The Fund does not presently intend to invest more than 5% of net assets in options on futures.

                  BANK AND CORPORATE OBLIGATIONS. The Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.


                  The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of S&P or Moody's (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix "A" for a description of corporate debt ratings.

                  COMMERCIAL PAPER. The Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Fund's investment adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's respectively. These rating symbols are described in Appendix "A" hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's investment adviser pursuant to guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Fund does not presently intend to invest more than 5% of net assets in commercial paper.


                  FOREIGN SECURITIES. The Fund may invest in foreign securities, either directly or indirectly through American Depository Receipts and European Depository Receipts. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations.

                  Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

INVESTMENT LIMITATIONS.

                  RBB has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the Investment Company Act). The Fund may not:

                  1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing;

                  2. Issue any senior securities, except as permitted under the 1940 Act;

                  3. Act as an underwriter of securities within the meaning of the Securities Act except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

                  4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (b) in real estate investment trusts;

                  5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchange between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;


                  6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;


                  7. Invest 25% or more of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); or

                  8. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.


                  (For purposes of Investment Limitation No. 1, any collateral arrangements, if applicable, with respect to the writing of options, and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. For purposes of Investment Limitation No. 2, neither the foregoing arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities.)


                  The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940

Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

                  Except as required by the 1940 Act with respect to the borrowing of money, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.


                  Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.


                             DIRECTORS AND OFFICERS

                  The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:

                                    POSITION           PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND          DURING PAST FIVE YEARS
------------------------            ---------          ----------------------
*Arnold M. Reichman -49             Director           Senior Managing Director,
466 Lexington Avenue                                   Chief Operating Officer
New York, NY 10017                                     and Assistant Secretary,
                                                       Warburg Pincus Asset
                                                       Management, Inc.;
                                                       Director and Executive
                                                       Officer of Counsellors
                                                       Securities Inc.;
                                                       Director/Trustee of
                                                       various investment
                                                       companies advised by
                                                       Warburg Pincus Asset
                                                       Management, Inc.

**Robert Sablowsky -58              Director           Senior Vice President,
110 Wall Street                                        Fahnestock Co., Inc. (a
New York, NY 10005                                     registered broker-
                                                       dealer); Prior to October
                                                       1996, Executive Vice
                                                       President of Gruntal &
                                                       Co., Inc. (a registered
                                                       broker-dealer).

Francis J. McKay -60                Director           Since 1963, Executive
7701 Burholme Avenue                                   Vice President, Fox Chase
Philadelphia, PA 19111                                 Cancer Center (biomedical
                                                       research and medical
                                                       care).

Marvin E. Sternberg -62             Director           Since 1974, Chairman,
937 Mt. Pleasant Road                                  Director and President,
Bryn Mawr, PA  19010                                   Moyco Industries, Inc.
                                                       (manufacturer of dental
                                                       supplies and precision
                                                       coated abrasives); since
                                                       1968, Director and
                                                       President, Mart MMM, Inc.
                                                       (formerly Montgomeryville
                                                       Merchandise Mart Inc.)
                                                       and Mart PMM, Inc.
                                                       (formerly Pennsauken
                                                       Merchandise Mart, Inc.)
                                                       (shopping centers); and
                                                       since 1975, Director and
                                                       Executive vice President,
                                                       Cellucap Mfg. Co., Inc.
                                                       (manufacturer of
                                                       disposable headwear).

                                    POSITION           PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND          DURING PAST FIVE YEARS
------------------------            ---------          ----------------------
Julian A. Brodsky -63               Director           Director and Vice
1234 Market Street                                     Chairman since 1969
16th Floor                                             Comcast Corporation
Philadelphia, PA 19107-                                (cable television and
3723                                                   communications);
                                                       Director Comcast
                                                       Cablevision of
                                                       Philadelphia (cable
                                                       television and
                                                       communications) and
                                                       Nextel (wireless
                                                       communications).

Donald van Roden -72                Director           Self-employed
1200 Old Mill Lane                  and                businessman.  From
Wyomissing, PA  19610               Chairman           February 1980 to March
                                    of the             1987, Vice Chairman,
                                    Board              SmithKline Beecham
                                                       Corporation
                                                       (pharmaceuticals);
                                                       Director, AAA Mid-
                                                       Atlantic (auto service);
                                                       Director, Keystone
                                                       Insurance Co.

Edward J. Roach -73                 President          Certified Public
Suite 100                           and                Accountant; Vice
Bellevue Park                       Treasurer          Chairman of the Board,
Corporate Center                                       Fox Chase Cancer Center;
400 Bellevue Parkway                                   Trustee Emeritus,
Wilmington, DE  19809                                  Pennsylvania School for
                                                       the Deaf; Trustee
                                                       Emeritus, Immaculata
                                                       College; President or
                                                       Vice President and
                                                       Treasurer of various
                                                       investment companies
                                                       advised by PNC
                                                       Institutional Management
                                                       Corporation; Director,
                                                       The Bradford Funds, Inc.

Morgan R. Jones -58                 Secretary          Chairman of the law firm
Drinker Biddle & Reath                                 of Drinker Biddle & Reath
LLP                                                    LLP; Director, Rocking
1345 Chestnut Street                                   Horse Child Care Centers
Philadelphia, PA 19107-                                of America, Inc.
3496


----------------------
                                      -13-

* Mr. Reichman is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Counsellors Securities Inc., RBB's distributor.

** Mr. Sablowsky is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker dealer.



                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.


                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

                  RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from RBB in the following amounts:

                             DIRECTORS' COMPENSATION


                                                                                  TOTAL
                                            PENSION OR                            COMPENSATION
                          AGGREGATE         RETIREMENT          ESTIMATED         FROM REGISTRANT
                          COMPENSATION      BENEFITS ACCRUED    ANNUAL            AND FUND
NAME OF PERSON/           FROM              AS PART OF FUND     BENEFITS UPON     COMPLEX 1 PAID TO
POSITION                  REGISTRANT        EXPENSES            RETIREMENT        DIRECTORS
------------------        ------------      ---------------     -------------     ----------------
Julian A. Brodsky,            $16,000              N/A                N/A              $16,000
Director
Francis J. McKay,             $19,000              N/A                N/A              $19,000
Director
Arnold M. Reichman,           $     0              N/A                N/A              $     0
Director
Robert Sablowsky,             $ 8,000              N/A                N/A              $ 8,000
Director
Marvin E. Sternberg,          $19,000              N/A                N/A              $19,000
Director
Donald van Roden,             $24,000              N/A                N/A              $24,000
Director and
Chairman

----------------------
1 A FUND COMPLEX MEANS TWO OR MORE INVESTMENT COMPANIES THAT HOLD THEMSELVES OUT TO INVESTORS AS RELATED COMPANIES FOR PURPOSES OF INVESTMENT AND INVESTOR SERVICES, OR HAVE A COMMON INVESTMENT ADVISER OR HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER OF ANY OTHER INVESTMENT COMPANIES.

                  On October 24, 1990 RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to RBB. No officer, director or employee of Boston Partners Asset Management, L.P. ("Boston Partners" or the "Adviser") or the Distributor currently receives any compensation from RBB.

                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS


                  ADVISORY AGREEMENT. Boston Partners renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated October 16, 1996 (the "Advisory Agreement"). Boston Partners' general partner is Boston Partners, Inc.

                  Boston Partners has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of RBB's Board of Directors and in accordance with the Fund's stated policies. Boston Partners will select investments for the Fund. For its services to the Fund, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 0.75% of the Fund's average daily net assets. Boston Partners is currently waiving advisory fees in excess of 0.71% of average daily net assets. For the period from the date of the initial public offering (January 2, 1997 in the case of Institutional Shares and January 16, 1997 in the case of Investor Shares) through August 31, 1997, the Fund paid Boston Partners $5,635 in investment advisory fees and Boston Partners waived advisory fees in the amount of $57,752. Boston Partners reimbursed expenses of the Fund in the amount of $26,104 for the same period.

                  Each class of the Fund bears its own expenses not specifically assumed by Boston Partners. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by Boston Partners; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by RBB to its directors and officers; (g) organizational costs; (h) fees to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with a portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of RBB; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio's investment adviser under its advisory agreement with the portfolio. Each class of the Fund pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

                  Under the Advisory Agreement, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of its respective duties or from reckless disregard of its duties and obligations thereunder.

                  The Advisory Agreement was most recently approved on July 9, 1997 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement was approved by the initial shareholder of each class of the Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Agreement may also be terminated by Boston Partners on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Fund
(b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Fund's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all of its duties under the

Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee, which is calculated based upon the Fund's average daily gross assets as follows: $.18 per $1,000 on the first $100 million of average daily gross assets; $.15 per $1,000 on the next $400 million of average daily gross assets; $.125 per $1,000 on the next $500 million of average daily gross assets; and $.10 per $1,000 on average daily gross assets over $1 billion, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account in the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

                  ADMINISTRATION AGREEMENT. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated October 16, 1996, (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund. For its services to the Fund, PFPC is entitled to receive a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee. During the period from the date of the initial public offering (January 2, 1997 in the case of Institutional Shares and January 16, 1997 in the case of Investor Shares) through August 31, 1997, the Fund paid PFPC $25,000 in administration fees and PFPC waived $25,000 in administration fees.


                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.


                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, as supplemented (the "Distribution Agreement"), entered into by the Distributor and RBB on behalf of the Institutional, Investor and Advisor Classes, and Plans of Distribution for the Institutional, Investor and Advisor Classes (together, the "Plans"), which were adopted by RBB in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to solicit orders for the sale of Fund Shares. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plans, to be calculated daily and paid monthly by the Institutional, Investor and Advisor Classes, at the annual rate set forth in the Prospectus. During the fiscal period beginning the date of the initial public offering (January 2, 1997 in the case of Institutional Shares and January 16, 1997 in the case of Investor Shares) through August 31, 1997, the Fund paid the Distributor $3,325 in fees under the Plan with respect to Institutional Shares and $155 in fees under the Plan with respect to Investor Shares. No Advisor Shares were offered during the period.

                  On October 16, 1996, the Plans were approved by RBB's Board of Directors, including the directors who are not "interested persons" of RBB and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). RBB believes that the Plans may benefit the Fund by increasing sales of Fund Shares.

                  Among other things, the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the directors of RBB regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by RBB's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Investor and Advisor Classes under the Plans shall not be materially increased without shareholder approval; and (4) while the Plans remain in effect, the selection and nomination of RBB's directors who are not "interested persons" of RBB (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of RBB.

                  Mr. Reichman, a director of RBB, has an indirect financial interest in the operation of the Plans by virtue of his positions with the Distributor. Mr. Sablowsky, a director of RBB, has an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc., a broker- dealer.



                             PORTFOLIO TRANSACTIONS


                  Subject to policies established by the Board of Directors, Boston Partners is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In purchasing or selling portfolio securities, Boston Partners will seek to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, the Adviser may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

                  For the fiscal period ended August 31, 1997, the Fund paid brokerage commissions aggregating $38,326.

                  For the fiscal period ended August 31, 1997, the Fund paid commissions in the aggregate amount of $3,583 to brokers on account of research services on transactions in the aggregate amount of $2,250,917.

                  RBB is required to identify securities of its "regular brokers or dealers" that the Fund have acquired during the most recent fiscal period. At August 31, 1997, the Fund held common stock of Lehman Brothers Holdings, Inc. in the amount of $443,137. Lehman Brothers, Inc., the parent of Lehman Brothers Holdings, Inc., is a "regular broker or dealer" of RBB.


                  Investment decisions for the Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.


                  The Fund expects that its annual portfolio turnover rate will not exceed 100%. A high rate (100% or more) of portfolio turnover involves correspondingly greater brokerage commissions expenses and other transaction costs that must be borne directly by the Fund. The Fund anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.



                       PURCHASE AND REDEMPTION INFORMATION

                  RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

                  Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                  The computation of the hypothetical offering price per share of an Institutional and Investor Share of the Fund based on the value of the Fund's net assets on August 31, 1997 and the Fund's Institutional and Investor Shares outstanding on such date is as follows:

                      BOSTON PARTNERS LARGE CAP VALUE FUND


                          INSTITUTIONAL SHARES        INVESTOR SHARES
                          --------------------        ---------------
Net Assets.............        $24,603,045                $682,490

Outstanding Shares.....          1,974,034                  54,832

Net Asset Value per                 $12.46                  $12.45
Share..................

Maximum Sales                          N/A                     N/A
Charge.................

Maximum Offering
Price to Public........             $12.46                  $12.45


                  On August 31, 1997, no Advisor Shares were issued and outstanding.


                               VALUATION OF SHARES


                  The net asset values per share of each class of the Fund are calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. Net asset value per share, the value of an individual share in a fund, is computed by adding the value of the proportionate interest of each class in a Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset values of each class are calculated independently of the other classes. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.


                             PERFORMANCE INFORMATION

                  TOTAL RETURN. The Fund may from time to time advertise its "average annual total return." The Fund computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                                   ERV  1/n
                            T = [(-----) - 1]
                                    P


         Where:            T =      average annual total return;

                         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                           P =      hypothetical initial payment of $1,000; and

                           n = period covered by the computation, expressed in years.


                  The Fund, when advertising its "aggregate total return," computes such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                            ERV
Aggregate Total Return = [(-----) - 1]
                             P

                  The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


                  Total return since inception (not annualized) for Investor and Institutional Shares of the Fund for the periods January 16, 1997 (initial public offering of Investor Shares) and January 2, 1997 (initial public offering of Institutional Shares), through August 31, 1997 were 22.06% and 24.60%, respectively. During this period, no Advisor Shares had been issued.



                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


                  The Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


                  The Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as mid-term or other long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of the Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.


                  In the case of corporate shareholders, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by the Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. The Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

                  If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of the Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

                  A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of the Fund for shares of another Boston Partners Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or

(3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.



                  ADDITIONAL INFORMATION CONCERNING RBB SHARES


                  RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging),

100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class QQ, RR, and SS Common Stock constitute the Boston Partners Institutional, Investor and Advisor classes of the Large Cap Value Fund, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Numeric Investors Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interest in three non-money market portfolios; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.

                  RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.


                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).

                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to RBB and the non-interested directors.


                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.


                  CONTROL PERSONS. As of November 15, 1997, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of each class of RBB indicated below. See "Additional Information Concerning RBB Shares" above. RBB does not know whether such persons also beneficially own such shares.

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
Cash Preservation         Jewish Family and Children's          44.2%
Money Market Portfolio    Agency of Philadelphia
(Class G)                 Capital Campaign
                          Attn:  S. Ramm
                          1610 Spruce Street
                          Philadelphia, PA  19103

                          Dominic and Barbara Pisciotta         15.9%
                          and Successors in Trust under
                          the Dominic and Barbara
                          Pisciotta Caring Trust
                          207 Woodmere Way
                          St. Charles, MO  63303

Cash Preservation         Kenneth Farwell and Valerie           11.3%
Municipal Money Market    Farwell JTTEN
Portfolio                 3854 Sullivan
(Class H)                 St. Louis, MO  63107

                          Gary L. Lange and                     32.6%
                          Susan D. Lange JTTEN
                          1354 Shady Knoll Ct.
                          Longwood, FL  32750

                          Andrew Diederich and                   6.2%
                          Doris Diederich JTTEN
                          1003 Lindeman
                          Des Peres, MO  63131

                          Gwendolyn Haynes                       5.2%
                          2757 Geyer
                          St. Louis, MO  63104

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Savannah Thomas Trust                  6.3%
                          200 Madison Ave.
                          Rock Hill, MD  63119

Sansom Street Money       Wasner & Co.                          32.6%
Market Portfolio          FAO Paine Webber and Managed
(Class I)                 Assets Sundry Holdings
                          Attn:  Joe Domizio
                          200 Stevens Drive
                          Lester, PA  19113

                          Saxon and Co.                         65.5%
                          FBO Paine Webber
                          P.O. Box 7780 1888
                          Philadelphia, PA  19182

BEA International         Blue Cross & Blue Shield of            6.10%
Equity - Institutional    Massachusetts Inc.
Class                     Retirement Income Trust
(Class T)                 100 Summer Street
                          Boston, MA  02110-2106

                          Credit Suisse Private Banking          6.89%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT PKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY  10017-1028

                          Indiana University Foundation          5.49%
                          Attn: Walter L. Koon, Jr.
                          P.O. Box 500
                          Bloomington, IN  47402-0500

                          Employees Ret. Plan Marshfield         5.31%
                          Clinic
                          1000 N. Oak Avenue
                          Marshfield, WI  54449

                          State Street Bank & Trust              5.06%
                          FBC Consumers Energy
                          DTD 3-1-1997
                          P.O. Box 1992
                          Boston, MA  02105-1992

BEA International         Bob & Co.                             87.30%
Equity Portfolio -        P.O. Box 1809
Advisor Class (Class      Boston, MA  02105-1809
MM)

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          TRANSCORP                             10.78%
                          FBO William E. Burns
                          P.O. Box 6535
                          Englewood, CO  80155-6535

BEA High Yield            Fidelity Investments                  15.61%
Portfolio -               Institutional
Institutional Class       Operations Co. Inc. as Agent
(Class U)                 for Certain Employee Benefit
                          Plan
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          Guenter Full Trust Michelin           17.31%
                          North America Inc.
                          Master Trust
                          P.O. Box 19001
                          Greenville, SC  29602-9001

                          C S First Boston Pension Fund          6.15%
                          Park Avenue Plaza, 34th Floor
                          Attn: Steve Medici
                          55 E. 52nd Street
                          New York, NY  10055-0002

                          Southdown Inc. Pension Plan            9.65%
                          MAC & Co.
                          Mutual Fund Operations
                          P.O. Box 3198
                          Pittsburgh, PA  31980

                          Edward J. Demske TTEE                  5.42%
                          Miami University Foundation
                          202 Roudebush Hall
                          Oxford, OH  45056

BEA High Yield            Richard A. Wilson TTEE                10.81%
Portfolio - Advisor       E. Francis Wilson TTEE
Class (Class OO)          The Wilson Family Trust
                          7612 March Avenue
                          West Hills, CA  91304-5232

                          Charles Schwab & Co.                  88.82%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          101 Montgomery St.
                          San Francisco, CA 94104-4122

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
BEA Emerging Markets      Wachovia Bank North Carolina          26.22%
Equity Portfolio -        Trust for Carolina Power &
Institutional Class       Light Co.
(Class V)                 Supplemental Retirement Trust
                          301 N. Main Street
                          Winston-Salem, NC  27101-3819

                          Hall Family Foundation                38.21%
                          P.O. Box 419580
                          Kansas City, MO  64141-8400

                          Arkansas Public Employees             18.33%
                          Retirement System
                          124 W. Capitol Avenue
                          Little Rock, AR 72201-3704

BEA Emerging Markets      Charles Schwab & Co.                  22.65%
Equity Portfolio -        Special Custody Account for the
Advisor Class             Exclusive Benefit of Customers
(Class NN)                101 Montgomery Street
                          San Francisco, CA 94104-4175

                          Donald W. Allgood                     72.66%
                          3106 Johannsen Dr.
                          Burlington, IA  52601-1541

BEA US Core Equity        Patterson & Co.                       43.71%
Portfolio -               P.O. Box 7829
Institutional Class       Philadelphia, PA 19101-7829
(Class X)

                          Credit Suisse Private Banking         13.51%
                          Dividend Reinvest Plan
                          c/o Credit Suisse PVT BKG
                          12 E. 49th Street, 40th Fl.
                          New York, NY 10017-1028

                          Fleet National Bank Trust              5.86%
                          Hospital St. Raphael
                          Malpractice
                          Attn: 1958875020
                          P.O. Box 92800
                          Rochester, NY  14692-8900

                          Werner & Pfleiderer Pension            6.98%
                          Plan Employees
                          663 E. Crescent Avenue
                          Ramsey, NJ  07446-1220

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Washington Hebrew Congregation        11.22%
                          3935 Macomb St. NW
                          Washington, DC  20016-3799

BEA US Core Fixed         New England UFCW & Employers'         24.30%
Income Portfolio -        Pension Fund Board of Trustees
Institutional Class       161 Forbes Road, Suite 201
(Class Y)                 Braintree, MA  02184-2606

                          Patterson & Co.                        6.50%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

                          MAC & Co                               5.07%
                          Mutual Funds Operations
                          P.O. Box 3198
                          Pittsburgh, PA  15230-3198

                          Fidelity Investments                   9.70%
                          Institutional
                          Operations Co. Inc. (FIIOC) as
                          Agent for Credit Suisse First
                          Boston Employee's Savings PSP
                          100 Magellan Way #KWIC
                          Covington, KY  41015-1987

                          DCA Food Industries Inc.               8.95%
                          100 East Grand Avenue
                          Beloit, WI  53511-6255

                          State St. Bank & Trust TTE             6.57%
                          Fenway Holdings LLC Master
                          Trust
                          P.O. Box 470
                          Boston, MA  02102-0470

                          The Valley Foundation                  6.47%
                          c/o Enterprise Trust
                          16450 Los Gatos Boulevard
                          Suite 210
                          Los Gatos, CA  95032-5594

BEA Strategic Global      Sunkist Master Trust                  32.35%
Fixed Income Portfolio    14130 Riverside Drive
(Class Z)                 Sherman Oaks, CA  91423-2313

                          Patterson & Co.                       23.13%
                          P.O. Box 7829
                          Philadelphia, PA  19101-7829

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Key Trust Co. of Ohio                 18.70%
                          FBO Eastern Enterp. Collective
                          Inv. Trust
                          P.O. Box 94870
                          Cleveland, OH 44101-4870

                          Hard & Co.                            17.34%
                          Trust for Abtco Inc.
                           Retirement Plan
                          c/o Associated Bank, N.A.
                          100 W. Wisconsin Ave.
                          Neenah, WI  54956-3012

BEA Municipal Bond        William A. Marquard                   39.48%
Fund Portfolio (Class     2199 Maysville Rd.
AA)                       Carlisle, KY  40311-9716

                          Arnold Leon                           13.16%
                          c/o Fiduciary Trust Company
                          P.O. Box 3199
                          Church Street Station
                          New York, NY  10008-3199

                          Irwin Bard                             6.51%
                          1750 North East 183rd St. North
                          Miami Beach, FL  33179-4908

                          S. Finkelstein Family Fund             5.01%
                          1755 York Ave., Apt. 35 BC
                          New York, NY  10128-6827

BEA Global Tele-          E. M. Warburg Pincus & Co. Inc.       17.48%
communications            466 Lexington Ave.
Portfolio - Advisor       New York, NY  10017-3140
Class (Class PP)

                          Bea Associates 401K                   11.82%
                          153 East 53rd Street
                          New York, NY  10022-4611

                          John B. Hurford                       47.62%
                          153 E. 53rd St., Flr. 57
                          New York, NY  10022-4611

n/i Numeric Investors     Charles Schwab & Co. Inc.             15.3%
Micro Cap Fund            Special Custody Account for the
(Class FF)                Exclusive Benefit of Customers
                          Attn: Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Public Inst. for Social                6.1%
                          Security
                          1001 19th Street N, 16th Floor
                          Arlington, VA  22209

                          Portland General Corp.                13.7%
                           Invest Trust
                          DTD 01/29/90
                          Attn:  William J. Valach
                          121 SW Salmon Street
                          Portland, OR  97202

                          State Street Bank and                  7.0%
                           Trust Company
                          FBO Yale Univ Ret Pln for Staff
                           Emp
                          State Street Bank & Trust Co.
                           Master TR Div
                          Attn:  Kevin Sutton
                          Solomon Williard Bldg. One
                           Enterprise Dr.
                          North Quincy, MA  02171

n/i Numeric Investors     Charles Schwab & Co. Inc.             18.6%
Growth Fund               Special Custody Account for the
(Class GG)                Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          U.S. Equity Investment                 6.5%
                          Portfolio LP
                          c/o Asset Management Advisors
                          Inc.
                          1001 N. US Hwy 1 STE 800
                          Jupiter, FL  33477

                          Portland General Corp. VEBA            5.7%
                           Plan
                          DTD 12/19/90
                          Attn:  William Valach
                          121 SW Salmon Street
                          Portland, OR  97202

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          CitiBank FSB                          18.9%
                          Sargent & Lundy Retirement
                          Trust
                          C/O CitiCorp
                          Attn:  D. Erwin Jr.
                          1410 N. West Shore Blvd.
                          Tampa, FL  33607

n/i Numeric Investors     Charles Schwab & Co. Inc.             22.9%
Growth and Value          Special Custody Account for the
Fund (Class HH)           Exclusive Benefit of Customers
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

                          Chase Manhattan Bank                   6.2%
                          Collins Group Trust I
                          840 Newport Center Dr.
                          Newport Beach, CA 92660

Boston Partners Large     Dr. Janice B. Yost                    26.2%
Cap Value Fund -          Trust Mary Black Foundation
Institutional Class       Inc.
(Class QQ)                Bell Hill-945 E. Main St.
                          Spartanburg, SC  29302

                          Saxon and Co.                         12.4%
                          FBO UJF Equity Funds
                          P.O. Box 7780-1888
                          Philadelphia, PA  19182

                          Irving Fireman's Relief & Ret          8.1%
                           Fund
                          Lou Mayfield-Chairman
                          601 N. Beltline Ste. 20
                          Irving, TX  75061

                          John N. Brodson and                   10.0%
                           Paul A. Ebert
                          Trst Amer Coll of Surg Staf
                          Mem Ret Plan
                          55 E. Erie Street
                          Chicago, IL  60611

                          Wells Fargo Bank                      15.7%
                          Trst Stoel Rives
                          Tr 008125
                          P. O. Box 9800
                          Calabasas, CA  91308

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Hawaiian Trust Company LTD             6.3%
                          Trst The Estate of James
                           Campbell
                          Pension Fund
                          P.O. Box 3170
                          Honolulu, HI  96802-3170

                          Shady Side Academy Endowment          11.0%
                          423 Fox Chapel Rd.
                          Pittsburgh, PA 15238

Boston Partners Large     Fleet National Bank TTEE               7.7%
Cap Value Fund -          Testa Hurwitz THIB
Investor Class            FBO Scott Birnbaum
(Class RR)                P.O. Box 92800
                          Rochester, NY 14692

                          National Financial Services           25.5%
                           Corp
                          For the Exclusive Benefit of
                           our Customers
                          Attn: Mutual Funds, 5th Floor
                          200 Liberty Street I World
                          Financial Center
                          New York, NY  10281

                          Joseph P. Scherer                     10.3%
                          Rollover IRA
                          26 Embassy Ct
                          Cherry Hill, NJ  08002

                          Linda C. Brodson                       7.3%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          John N. Brodson                        7.3%
                          Trust John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Charles Schwab & Co. Inc.             12.0%
                          Special Custody Account
                           for Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA  94104

PORTFOLIO                 NAME AND ADDRESS                      PERCENT OWNED
---------                 ----------------                      -------------
                          Mark R. Scott                          6.1%
                          and Maryann Scott
                          JTTEN WROS
                          2543 Longmount Dr.
                          Wexford, PA 15090

Boston Partners Mid       National Financial SVCS Corp.         27.2%
Cap Value Fund            For Exclusive Bene of our
Investor Class             Customers
(Class TT)                Sal Vella
                          200 Liberty Street
                          New York, NY  10281

                          Charles Schwab & Co. Inc.             32.0%
                          Special Custody Account for
                           Bene of Cust
                          Attn:  Mutual Funds
                          101 Montgomery St.
                          San Francisco, CA  94104

                          George B. Smithy, Jr.                 13.0%
                          38 Greenwood Road
                          Wellesley, MA  02181

                          John N. Brodson                        6.4%
                          Trst John N. Brodson Trust
                          U/A DTD 08/06/87
                          465 Lakeside Pl
                          Highland Park, IL  60035

                          Linda C. Brodson                       6.4%
                          Trst Linda C. Brodson Trust
                          465 Lakeside Pl
                          Highland Park, IL  60035

Boston Partners Mid       Wells Fargo Bank Cust                  5.4%
Cap Value Fund            FBO William W. Carter
Institutional Class       IRA FIP  007430
(Class UU)                P.O. Box 1389
                          San Carlos, CA  94070-1389

                          USNB of Oregon                        77.2%
                          Cust Jean Vollum
                          Attn:  Mutual Funds
                          P.O. Box 3168
                          Portland, OR  97208

                  As of the above date, directors and officers as a group owned less than one percent of the shares of RBB.

                  LITIGATION. There is currently no material litigation affecting RBB.



                              FINANCIAL STATEMENTS

                  The Fund's Annual Report for the fiscal period ended August 31, 1997 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report (the "Financial Statements") are incorporated herein by reference into this Statement of Additional Information. The Financial Statements included in the Annual Report for the Fund for the fiscal period ended August 31, 1997 have been audited by RBB's independent accountants, Coopers & Lybrand, L.L.P., whose report thereon also appears and is incorporated herein by reference. No other portions of the Annual Report are incorporated herein by reference. The Financial Statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Copies of the Annual Report may be obtained by calling toll-free (800) 311-9783.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS


                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:


                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


CORPORATE LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate debt:


                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.


                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.


                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.



                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                       BOSTON PARTNERS MID CAP VALUE FUND
                             (INSTITUTIONAL SHARES)
                                       OF
                               THE RBB FUND, INC.

         Boston Partners Mid Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Institutional Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily between $200 million and $4 billion, and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS                                                    DECEMBER 1, 1997

EXPENSE TABLE


         The following table illustrates annual operating expenses incurred by Institutional Shares of the Fund (after fee waivers and expense reimbursements) for the period ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


         Management Fees (after waivers)*.........................0.00%
         12b-1 Fees (after waivers)*..............................0.04%
         Other Expenses...........................................0.96%
         Total Fund Operating Expenses (after waivers and
                  expense reimbursements)*........................1.00%
                                                                  =====
   * In the absence of fee waivers and expense reimbursements, Management Fees would be 0.80%; Other Expenses would be 11.32%; 12b-1 Fees would be 0.15% and Total Fund Operating Expenses would be 12.37%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.



EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                       ONE        THREE       FIVE        TEN
                                       YEAR       YEARS       YEARS       YEARS
                                       ----       -----       -----       -----
Boston Partners Mid Cap Value Fund     $10         $32         $55        $122

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees and 12b-1 fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser, the Distributor and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees or 12b-1 Fees will not vary from the figures reflected in the Fee Table.


         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

         The "Financial Highlights" presented below set forth certain investment results for shares of the Institutional Class of the Fund for the period indicated. Shares of the Institutional Class were first issued on June 2, 1997. The financial data included in this table should be read in conjunction with the financial statements and notes thereto and the unqualified report of the independent accountants thereon, which are incorporated by reference into the Statement of Additional Information. Further information about the performance of the Institutional Class of the Fund is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained from the Fund free of charge by calling the telephone number on page 1 of the prospectus.

                       BOSTON PARTNERS MID CAP VALUE FUND
         (FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                 For the Period
                                                                  June 2, 1997*
                                                                     through
                                                                 AUGUST 31, 1997
                                                                 ---------------



PER SHARE OPERATING PERFORMANCE**
NET ASSET VALUE, BEGINNING OF PERIOD.....................           $ 10.00
                                                                     ------

Net investment income (1)................................               .01
Net realized and unrealized gain on
investments(2)...........................................              1.00
                                                                      -----

Net increase in net assets resulting
from operations..........................................              1.01

NET ASSET VALUE, END OF PERIOD...........................           $ 11.01
                                                                    =======

Total investment return(3)...............................             10.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)..........................             $3,750


Ratio of expenses to average net
  assets***(1)(4)........................................              1.00%
Ratio of net investment income to
  average net assets***(1)...............................              1.08%
PORTFOLIO TURNOVER RATE****..............................             21.80%
Average commission rate per share(5).....................             $0.0348


-----------------
  *      Commencement of operations.
 ** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
***      Annualized.
****     Not annualized.
(1)      Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.

(4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1997 would have been 12.37% for the Institutional Class.

(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

INTRODUCTION
--------------------------------------------------------------------------------

         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-two separate investment portfolios. The Shares offered by this Prospectus represents an interest in the Boston Partners Mid Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

         The Fund's investment objective is to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities such as common stocks of issuers with a market capitalization of between $200 million and $4 billion and identified by the Adviser as equity securities that possess value characteristics.

         The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earning power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.


         The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the

Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

         The Fund may invest the remainder of its total assets in equity securities of issuers with lower or higher capitalizations; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. government or government agencies.

         In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

         The Fund's investment objectives and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------


         The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Fund may not:

         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 50%.


RISK FACTORS
--------------------------------------------------------------------------------

         As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing an interest in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

         Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.



MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER


         Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997, in excess of $12.5 billion. Boston Partners' general partner is Boston Partners, Inc., a company that acts as a general partner to investment advisers organized as limited partnerships.

         Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it intends to waive advisory fees in excess of .70% during the current fiscal year.


PORTFOLIO MANAGEMENT


         The day-to-day portfolio management of the Fund is the responsibility of Wayne J. Archambo who is senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Archambo oversees the investment activities of the Advisers' $300 million of mid-capitalization value and $900 million of small cap value institutional equity assets under management. Prior to joining the Adviser in April 1995, Mr. Archambo was employed by The Boston Company Asset Management from 1989 through April 1995 where he was a senior portfolio manager and a member of the firm's Equity Policy Committee. Mr. Archambo has over 15 years of investment experience and is a Chartered Financial Analyst.


ADMINISTRATOR


         PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the current fiscal year.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

DISTRIBUTOR


         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.


EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Institutional Class of the Fund pays its own distribution fees, and may pay a different share than the Investor Class of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Institutional Class or if it receives different services.

         The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the

Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

         The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.15% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of 0.04% on the first $200 million of the average daily net assets of the Fund on an annualized basis in any year and 0.05% thereafter. Such compensation may be increased up to the amount permitted by the Plan with the approval of RBB's Board of Directors. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or maintenance of the accounts of Shareholders, and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund's 12b-1 Plan. The Distributor may pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

         The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares, consisting of securities dealers who have sold Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

         Shares representing an interest in the Fund are offered continuously for sale by the Distributor. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Mid Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Mid Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Mid Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundation or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.


         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after its close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser, and by their spouses and children, either directly or through their individual retirement accounts, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitations.

         An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA 19103
                           ABA NUMBER: 0310-0005-3
                           CREDITING ACCOUNT NUMBER: 86-1108-2507
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (Investor's account number
                               with the Fund)
                           FOR PURCHASE OF: (name of the Fund)
                           AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.


AUTOMATIC INVESTING


         Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.


HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Mid Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

INVOLUNTARY REDEMPTION

         The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

         In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the

1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Institutional Shares of the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund up to three (3) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund next determined after PFPC's receipt of a request for an exchange. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.


         If the exchanging shareholder does not currently own Institutional Shares of the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.


         If an exchange is to a new account in the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund, the dollar value of Institutional Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from the Boston Partners Large Cap Value Fund and Boston Partners Bond Fund) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting exchanges only if the two account registrations are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE
--------------------------------------------------------------------------------


         The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class are calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.


         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income annually and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.


MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------

         The Fund offers one other class of shares, Investor Shares, which are offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Investor Shares separately from Institutional Shares. Because of different expenses paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor Shares. Information concerning these other classes may be obtained by calling the Fund at (800) 311-9783 or 9829.


DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS MID CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS MID CAP VALUE FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


         As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.



OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

         For the period from commencement of operations (June 2, 1997) through August 31, 1997, the total return (not annualized) for the Institutional Class of Shares of the Fund was as follows:

         Unannualized investment returns for the period ended
         August 31, 1997

                                                                Since
                                                              INCEPTION
                                                              ---------
         Boston Partners Mid Cap Value Fund
         (Institutional Shares)...............................  10.10%

         The total return assumes the reinvestment of all dividends and capital gains and reflects expense reimbursements and investment advisory fee and 12b-1 fee waivers in effect. Without these expense reimbursements and waivers, the Fund's performance would have been lower. Of course, past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that Shares, when redeemed, may be worth more or less than the original cost. For more information on performance, see "Performance Information" in the Statement of Additional Information.

         The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended August 31, 1997. The Composite is comprised of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund, which commenced operations on June 2, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and includes payment of investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the accounts which comprise the Composite is not indicative of the future performance of the Fund. These accounts have lower investment advisory fees than the Fund and the Composite performance figures would have been lower if subject to the higher fees and expenses to be incurred by the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the 1940 Act and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

Annualized investment returns for the period ended August 31, 1997

                                                                   SINCE
                                         ONE YEAR                INCEPTION
                                         --------                ---------


Composite Performance                     51.0%                    37.8%*
Russell 2500 Index                        31.5%                    25.9%

* The Adviser commenced managing these accounts on May 1, 1995.


The Russell 2500 Index represents the largest 3,000 companies domiciled in the United States minus the largest 500 companies as determined by the market value of such companies.


FUTURE PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Russell 2500 Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR MAKE ANY REPRESENTATIONS NOT
CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT
OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY      PROSPECTUS
REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY
THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH           DECEMBER 1, 1997
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING
BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB
OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT LAWFULLY BE MADE.

               TABLE OF CONTENTS
                                             PAGE
                                             ----

FINANCIAL HIGHLIGHTS..........................  3
INTRODUCTION..................................  5
INVESTMENT OBJECTIVES AND POLICIES............  5
INVESTMENT LIMITATIONS........................  6
RISK FACTORS..................................  7
MANAGEMENT....................................  8
DISTRIBUTION OF SHARES........................ 10
HOW TO PURCHASE SHARES........................ 11            BOSTON PARTNERS
HOW TO REDEEM AND EXCHANGE                                       MID CAP
         SHARES............................... 13              VALUE FUND
NET ASSET VALUE............................... 16
DIVIDENDS AND DISTRIBUTIONS................... 16        (Institutional Shares)
TAXES    ..................................... 17
MULTI-CLASS STRUCTURE......................... 18
DESCRIPTION OF SHARES......................... 18
OTHER INFORMATION............................. 19



INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

COUNSEL                                   bp
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania                BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                          --------------------------------------
INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania




         BOSTON PARTNERS MID CAP VALUE FUND                bp
                 (INSTITUTIONAL CLASS)                          BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                                                --------------------------------------

ACCOUNT APPLICATION
PLEASE NOTE:  Do not use this form to open a retirement plan account.  For an IRA application or help with this Application, please call 1-888-261-4073

----------------   (Please check the appropriate box(es) below.)
| 1            |   [Checkbox] Individual     [Checkbox]  Joint Tenant    [Checkbox]  Other
| Account      |
| Registration:|   ----------------------------------------------------------------------------------------------------------------
----------------   Name                                                         SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                   ----------------------------------------------------------------------------------------------------------------
                   NAME OF JOINT OWNER JOINT                                                OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                   For joint  accounts,the  account  registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

--------------      UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
GIFT TO MINOR:
--------------     ----------------------------------------------------------------------------------------------------------------
                   NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                   ----------------------------------------------------------------------------------------------------------------
                   NAME OF MINOR (ONLY ONE PERMITTED)

                   ----------------------------------------------------------------------------------------------------------------
                   MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
------------------ ----------------------------------------------------------------------------------------------------------------
                   NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                  NAME(S) OF TRUSTEE(S)

                   ----------------------------------------------------------------------------------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER


----------------   ----------------------------------------------------------------------------------------------------------------
| 2            |   STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |   ----------------------------------------------------------------------------------------------------------------
----------------   CITY                                                          STATE                                ZIP CODE

                   ----------------------------------------------------------------------------------------------------------------
                   DAY PHONE NUMBER                                                                             EVENING PHONE NUMBER

----------------   Minimum initial investment of $100,000                        Amount of investment $____________
| 3            |
| Investment   |   Make the check payable to Boston Partners Mid Cap Value Fund.
| Information: |
----------------   Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

----------------
DISTRIBUTION       NOTE:  Dividends and capital gains may be reinvested or paid  by check.  If not options  are selected below, both
OPTIONS:           dividends and capital gains will be reinvested in additional Fund shares.
----------------
                           DIVIDENDS       Pay by check      Reinvest          CAPITAL GAINS          Pay by check         Reinvest


----------------   To  use  this  option, you  must initial the  appropriate  line  below. I  authorize the Transfer Agent to accept
| 4            |   instructions from any  persons to redeem or exchange shares in my account(s) by  telephone in accordance with the
| Telephone    |   procedures and conditions set forth in the Fund's current prospectus.
| Redemption:  |
----------------
                   --------------------------          --------------------------- Redeem shares, and send the proceeds to the
                       individual initial                      joint initial       address of record.

                   --------------------------          --------------------------- Exchange shares for shares of The Boston
                       individual initial                      joint initial       Partners Large Cap Value Fund or Boston
                                                                                   Partners Bond Fund.



----------------   The Account Investment Plan which is available to shareholders of  the Fund, makes possible  regularly  scheduled
| 5            |   purchases of Fund shares to  allow dollar-cost averaging. The  Fund's Transfer Agent can arrange for an amount of
| Automatic    |   money selected by you to be deducted from your checking account and used to purchase shares of the Fund.
| Investment   |
| Plan:        |
----------------

                   Please debit $________ from my checking account (named below on or about the 20th of the month. Please attach an unsigned, voided check.
                              Monthly        Every Alternate Month             Quarterly      Other

---------------    -----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:    BANK NAME                                                            STREET ADDRESS OR P.O. BOX
---------------
                   -----------------------------------------------------------------------------------------------------------------
                   CITY                                        STATE                                      ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   BANK ABA NUMBER                                                             BANK ACCOUNT NUMBER


----------------   The undersigned  warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of legal age
| 6            |   to purchase shares pursuant to this Account  Application,  and I (we) have received a current  prospectus for the
|              |   Fund in which I (we) am (are) investing.
| Signatures:  |   Under  the  Interest and  Dividend  Tax  Compliance  Act of  1983, the  Fund  is  required  to have the following
----------------   certification:
                   Under  penalties  of  perjury,  I  certify  that: (1) The  number  shown  on  this  form is  my  correct taxpayer identification  number (or I am waiting for a number tobe issued to), and
                   (2) I am not subject to backup  withholding  because (a) I am exempt from backup  withholding,  or (b) I have not been  notified by the  Internal  Revenue  Service  that I am subject to 31% backup  withholding  as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                   NOTE:  YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE  CURRENTLY  SUBJECT TO
                   BACKUP WITHHOLDING  BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                   REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY  PROVISION OF THIS  DOCUMENT  OTHER THAN THE  CERTIFICATION
                   REQUIRED TO AUDIT BACKUP WITHHOLDING.

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF APPLICANT                                                             DATE

                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                   TITLE (IF APPLICABLE)

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF JOINT OWNER                                                           DATE


                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                   TITLE (IF APPLICABLE)


                   (If you are signing for a  corporation,  you must  indicate  corporate  office or title.  If you wish  additional signatories on the account, please include a corporate resolution.  If signing as a fiduciary,  you must indicate capacity.)

                   For information on additional  options,  such as IRA  Applications,  rollover  requests for qualified  retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                   MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS MID CAP VALUE FUND
                                                                        C/O PFPC INC.
                                                                        P.O. BOX 8852
                                                                        WILMINGTON, DE  19899-8852


                       BOSTON PARTNERS MID CAP VALUE FUND
                                (INVESTOR CLASS)
                                       OF
                               THE RBB FUND, INC.

         Boston Partners Mid Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Investor Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily between $200 million and $4 billion, and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 1, 1997, has been filed with the
Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311- 9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related material on the SEC Internet Web Site (http://www.sec.gov).


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS                                                    December 1, 1997

EXPENSE TABLE


         The following table illustrates annual operating expenses incurred by Investor Shares of the Fund (after fee waivers and expense reimbursements) for the fiscal period ended August 31, 1997, as a percentage of average daily net assets. An example based on the summary is also shown.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


           Management Fees (after waivers)*.........................    0.00%
           12b-1 Fees (after waivers)*..............................    0.10%
           Other Expenses...........................................    1.00%
                                                                        -----
           Total Fund Operating Expenses (after waivers
             and expense reimbursements)*...........................    1.10%
                                                                        =====


      * In the absence of fee waivers and expense reimbursements, Management Fees would be 0.80%; 12-b Fees would be 0.25%; Other Expenses would be 11.42%; and Total Fund Operating Expenses would be 12.62%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.


EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                       ONE        THREE       FIVE        TEN
                                       YEAR       YEARS       YEARS       YEARS
                                       ----       -----       -----       -----
Boston Partners Mid Cap Value Fund     $11         $35         $61        $134

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and a voluntary waiver of Management Fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser and the Fund's service providers are under no obligation with respect to such fee waivers and expense reimbursements and there can be no assurance that any future expense reimbursements and waivers of Management Fees will not vary from the figures reflected in the Fee Table.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

         The "Financial Highlights" presented below set forth certain investment results for shares of the Investor Class of the Fund for the period indicated. Shares of the Investor Class were first issued on June 2, 1997. The financial data included in this table should be read in conjunction with the financial statements and notes thereto and the unqualified report of the independent accountants thereon, which are incorporated by reference into the

Statement of Additional Information. Further information about the performance of the Investor Class of the Fund is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained from the Fund free of charge by calling the telephone number on page 1 of the prospectus.




                       BOSTON PARTNERS MID CAP VALUE FUND
           (FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                        For the Period June
                                                          2, 1997* through
                                                          August 31, 1997
                                                          ---------------
                                                           INVESTOR CLASS
                                                           --------------

PER SHARE OPERATING PERFORMANCE**                             $ 10.00
                                                               ------
NET ASSET VALUE, BEGINNING OF PERIOD..................

Net investment income (1).............................            .01
Net realized and unrealized gain on
investments(2)........................................           1.00
                                                                -----


Net increase in net assets resulting
from operations.......................................           1.01

NET ASSET VALUE, END OF PERIOD........................        $ 11.01
                                                               ======

Total investment return(3)............................          10.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000).......................         $598


Ratio of expenses to average net
  assets***(1)(4).....................................           1.10%
Ratio of net investment income to
  average net assets***(1)............................            .61%
PORTFOLIO TURNOVER RATE****...........................          21.80%
Average commission rate per share(5)..................          $0.0348


----------------------

  *      Commencement of operations.
 ** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
***      Annualized.
****     Not annualized.
(1)      Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.

(4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1997 would have been 12.62% for the Investor Class.

(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.


INTRODUCTION
--------------------------------------------------------------------------------

         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-two separate investment portfolios. The Shares offered by this Prospectus represents an interest in the Boston Partners Mid Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

         The Fund's investment objectives are to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities such as common stocks of issuers with a market capitalization of between $200 million and $4 billion, and identified by the Adviser as equity securities that possess value characteristics.

         The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.


         The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

         The Fund may  invest  the  remainder  of its  total  assets  in  equity
securities  of  issuers  with  lower  or  higher   capitalizations;   derivative
securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. Government or government agencies.

         In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act") and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

         The Fund's investment objectives and the policies described above may be changed by the RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------


         The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Fund may not:

                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  2. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 50%.


RISK FACTORS
--------------------------------------------------------------------------------

         As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing interests in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Polices."

         Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all.

Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER


         Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997, in excess of $12.5 billion. Boston Partners' general partner is Boston Partners, Inc., a company that acts as a general partner for investment advisers organized as limited partnerships.


         Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it intends to waive advisory fees in excess of 0.70% of the Fund's average daily net assets during the current fiscal year.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of the Fund is the responsibility of Wayne J. Archambo who is a senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Archambo oversees the investment activities of the Adviser's $300 million of mid-capitalizations value and $900 million of small cap value institutional equity assets under management. Prior to joining the Adviser in April 1995, Mr. Archambro was employed by The Boston Company Asset Management from 1989 through April 1995 where he was a senior portfolio manager and a member of the Firm's Equity Policy Committee. Mr. Archambro has over 15 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified RBB, however, that it intends to waive one-half of its minimum annual fee during the current fiscal year.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR


         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., with a principal business address at 466 Lexington Avenue, New York, New York 10017, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.


EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Investor Class of the Fund pays its own distribution fees, and may pay a different share than the Institutional Class of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Investor Class or if it receives different services.

         The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expense of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

         The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor in the Distribution Agreement. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or  maintenance of the accounts of Shareholders,  and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Plan. The Distributor may delegate some or all of these functions to Service Agents. See "How to Purchase Shares -- Purchases Through Intermediaries."

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor and the payments may exceed distribution expenses actually incurred.

PURCHASES THROUGH INTERMEDIARIES

     Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Fund. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Fund and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by the Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

     For administration, subaccounting, transfer agency and/or other services, Boston Partners, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee of up to .35% (the "Service Fee") of the average annual value of accounts with the Fund maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

         The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares, consisting of securities dealers who have sold Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

         Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Mid Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Mid Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Mid Cap Value Fund with a check issued by a third party and endorsed over to the fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.


         The price paid for Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents.
Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after the close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.


         Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. The Fund does not currently impose a service charge for effecting wire transfers, but reserves the right to do so in the future. An investor's bank or broker may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

                  A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

                  B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA 19103
                           ABA NUMBER: 0310-0005-3
                           CREDITING ACCOUNT NUMBER: 86-1108-2507
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (Investor's account number with the Fund)
                           FOR PURCHASE OF: Boston Partners Mid Cap Value Fund
                           AMOUNT: (amount to be invested)

                  C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the Automatic Investment Plan should call the Fund's transfer agent, PFPC, at (888)261-4073 to obtain the appropriate forms.

RETIREMENT PLANS

     Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Fund's transfer agent, PFPC, at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Mid Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

         If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

         You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

INVOLUNTARY REDEMPTION

         The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

         In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that it is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Investor Shares of the Boston Partners Large Cap Value Fund or the Boston Partners Bond Fund subject to the restrictions described under "Exchange Privilege Limitations." Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund or the Boston Partners Bond Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.


     If the exchanging shareholder does not currently own Investor Shares of the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.


     If an exchange is to a new account in the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund, the dollar value of Investor Shares acquired must equal or exceed RBB's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

     The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

     Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from the Boston Partners Large Cap Value Fund and Boston Partners Bond Fund) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request an exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following
RBB's  telephone  transaction   procedures  described  below  or  for  following
instructions communicated by telephone that they reasonably believe to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE
--------------------------------------------------------------------------------


         The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset values of each class are calculated separately from each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time on each Business Day.


         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income annually, and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------

         The Fund offers one other class of shares, Institutional Shares, which is offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of Institutional Shares separately from Investor Shares. Because of different expenses paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional Shares. Information concerning Institutional Shares may be obtained by calling the Fund at (800) 311-9783 or 9829.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information.

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS MID CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS MID CAP VALUE FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in that portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when RBB's Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


         As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.



OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

         For the period from commencement of operations (June 2, 1997) through August 31, 1997, the total return (not annualized) for the Investor Class of Shares of the Fund was as follows:


         Unannualized investment returns for the period ended August 31, 1997


                                                                 Since
                                                               INCEPTION
                                                               ---------
         Boston Partners Mid Cap Value Fund
         (Investor Shares)................................       10.10%


         The total return assumes the reinvestment of all dividends and capital gains and reflects investment advisory fee waivers and expense reimbursements in effect. Without these waivers and expense reimbursements, the Fund's performance would have been lower. Of course, past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that Shares, when redeemed, may be worth more or less than the original cost. For more information on performance, see "Performance Information" in the Statement of Additional Information.

         The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended August 31, 1997. The Composite is comprised of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund which commenced operations on June 2, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and reflects investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the funds and accounts that comprise the Composite is not indicative of or a substitute for the future performance of the Fund. These accounts have lower investment advisory fees than the Fund and the Composite performance figures would have been lower if subject to the higher fees and expenses incurred by the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the 1940 Act and the

Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. Listed below the performance history for the Composite is the performance history for a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

Annualized investment returns for the period ended August 31, 1997


                                                                    Since
                                                 ONE YEAR         INCEPTION
                                                 --------         ---------
         Composite Performance..............      51.0%             37.8%*
         Russell 2500 Index.................      31.5%             25.9%


* The Adviser commenced managing these accounts on May 1, 1995.

         The Russell 2500 Index represents the largest 3000 companies domiciled in the United States minus the largest 500 companies as determined by the market value of such companies.


FUTURE PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company
Service, or with the performance of the Russell 2500 Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY
INFORMATION  OR  MAKE  ANY   REPRESENTATIONS   NOT
CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT
OF ADDITIONAL  INFORMATION  INCORPORATED HEREIN BY
REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY
THIS  PROSPECTUS  AND,  IF  GIVEN  OR  MADE,  SUCH   PROSPECTUS
REPRESENTATIONS  MUST NOT BE RELIED UPON AS HAVING
BEEN  AUTHORIZED BY RBB OR ITS  DISTRIBUTOR.  THIS   DECEMBER 1, 1997
PROSPECTUS  DOES NOT CONSTITUTE AN OFFERING BY RBB
OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT LAWFULLY BE MADE.
             ------------------------

                 TABLE OF CONTENTS
                                             PAGE

FINANCIAL HIGHLIGHTS..........................  2
INTRODUCTION..................................  4
INVESTMENT OBJECTIVES AND POLICIES............  4
INVESTMENT LIMITATIONS........................  5
RISK FACTORS..................................  6
MANAGEMENT....................................  7
DISTRIBUTION OF SHARES........................  8   BOSTON PARTNERS
HOW TO PURCHASE SHARES........................ 10   MID CAP VALUE FUND
HOW TO REDEEM AND EXCHANGE SHARES............. 12   (Investor Shares)
NET ASSET VALUE............................... 15
DIVIDENDS AND DISTRIBUTIONS................... 16
TAXES    ..................................... 16
MULTI-CLASS STRUCTURE......................... 17
DESCRIPTION OF SHARES......................... 17
OTHER INFORMATION............................. 18


INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR                               bp
Counsellors Securities Inc.
New York, New York
                                          Boston Partners Asset Management, L.P.
COUNSEL                                   --------------------------------------
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania


         BOSTON PARTNERS MID CAP VALUE FUND                                                  bp
                  (INVESTOR CLASS)                                                           BOSTON PARTNERS ASSET MANAGEMENT, L.P.


ACCOUNT APPLICATION
PLEASE NOTE:  Do not use this form to open a retirement plan account.  For an IRA application or help with this Application, please call 1-888-261-4073

----------------   (Please check the appropriate box(es) below.)
| 1            |   [Checkbox] Individual     [Checkbox]  Joint Tenant    [Checkbox]  Other
| Account      |
| Registration:|   ----------------------------------------------------------------------------------------------------------------
----------------   Name                                                         SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                   ----------------------------------------------------------------------------------------------------------------
                   NAME OF JOINT OWNER                                                JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                   For joint  accounts,the  account  registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

--------------      UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
GIFT TO MINOR:
--------------     ----------------------------------------------------------------------------------------------------------------
                   NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                   ----------------------------------------------------------------------------------------------------------------
                   NAME OF MINOR (ONLY ONE PERMITTED)

                   ----------------------------------------------------------------------------------------------------------------
                   MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
------------------ ----------------------------------------------------------------------------------------------------------------
                   NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                  NAME(S) OF TRUSTEE(S)

                   ----------------------------------------------------------------------------------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER


----------------   ----------------------------------------------------------------------------------------------------------------
| 2            |   STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |   ----------------------------------------------------------------------------------------------------------------
----------------   CITY                                                          STATE                                ZIP CODE

                   ----------------------------------------------------------------------------------------------------------------
                           DAY PHONE NUMBER                                                                    EVENING PHONE NUMBER

----------------   Minimum initial investment of $100,000                        Amount of investment $____________
| 3            |
| Investment   |   Make the check payable to Boston Partners Mid Cap Value Fund.
| Information: |
----------------   Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

----------------
DISTRIBUTION       NOTE:  Dividends and capital gains may be reinvested or paid  by check.  If not options  are selected below, both
OPTIONS:           dividends and capital gains will be reinvested in additional Fund shares.
----------------
                           DIVIDENDS       Pay by check      Reinvest          CAPITAL GAINS          Pay by check         Reinvest


----------------   To  use  this  option, you  must initial the  appropriate  line  below. I  authorize the Transfer Agent to accept
| 4            |   instructions from any  persons to redeem or exchange shares in my account(s) by  telephone in accordance with the
| Telephone    |   procedures and conditions set forth in the Fund's current prospectus.
| Redemption:  |
----------------
                   --------------------------          --------------------------- Redeem shares, and send the proceeds to the
                       individual initial                      joint initial       address of record.

                   --------------------------          --------------------------- Exchange shares for shares of The Boston
                       individual initial                      joint initial       Partners Large Cap Value Fund or Boston
                                                                                   Partners Bond Fund.



----------------   The Account Investment Plan which is available to shareholders of  the Fund, makes possible  regularly  scheduled
| 5            |   purchases of Fund shares to  allow dollar-cost averaging. The  Fund's Transfer Agent can arrange for an amount of
| Automatic    |   money selected by you to be deducted from your checking account and used to purchase shares of the Fund.
| Investment   |
| Plan:        |
----------------

                   Please debit $________ from my checking account (named below on or about the 20th of the month. Please attach an unsigned, voided check.
                              Monthly        Every Alternate Month             Quarterly      Other

---------------    -----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:    BANK NAME                                                            STREET ADDRESS OR P.O. BOX
---------------
                   -----------------------------------------------------------------------------------------------------------------
                   CITY                                        STATE                                      ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   BANK ABA NUMBER                                                             BANK ACCOUNT NUMBER


----------------   The undersigned  warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of legal age
| 6            |   to purchase shares pursuant to this Account  Application,  and I (we) have received a current  prospectus for the
|              |   Fund in which I (we) am (are) investing.
| Signatures:  |   Under  the  Interest  and  Dividend  Tax  Compliance  Act of  1983, the  Fund  is required  to have the following
----------------   certification:
                   Under penalties of perjury, I certify that:
                   (1) The number shown on this form is my correct taxpayer  identification  number (or I am waiting for a number to be issued to), and
                   (2) I am not subject to backup  withholding  because (a) I am exempt from backup  withholding,  or (b) I have not been  notified by the  Internal  Revenue  Service  that I am subject to 31% backup  withholding  as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                   NOTE:  YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE  CURRENTLY  SUBJECT TO
                   BACKUP WITHHOLDING  BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                   REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY  PROVISION OF THIS  DOCUMENT  OTHER THAN THE  CERTIFICATION
                   REQUIRED TO AUDIT BACKUP WITHHOLDING.

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF APPLICANT                                                             DATE

                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                   TITLE (IF APPLICABLE)

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF JOINT OWNER                                                           DATE


                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                   TITLE (IF APPLICABLE)


                   (If you are signing for a  corporation,  you must  indicate  corporate  office or title.  If you wish  additional signatories on the account, please include a corporate resolution.  If signing as a fiduciary,  you must indicate capacity.)

                   For information on additional  options,  such as IRA  Applications,  rollover  requests for qualified  retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                   MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS MID CAP VALUE FUND
                                                                        C/O PFPC INC.
                                                                        P.O. BOX 8852
                                                                        WILMINGTON, DE  19899-8852


                       BOSTON PARTNERS MID CAP VALUE FUND
                      (INSTITUTIONAL AND INVESTOR CLASSES)

                                       OF

                               THE RBB FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION



                  This Statement of Additional Information provides supplementary information pertaining to shares of the Investor and Institutional Classes (the "Shares") representing interests in the Boston Partners Mid Cap Value Fund (the "Fund") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Boston Partners Mid Cap Value Fund Prospectuses, dated December 1, 1997 (together, the "Prospectus"). A copy of any of the Prospectuses may be obtained from RBB by calling toll-free (800) 311-9783 or 9829. This Statement of Additional Information is dated December 1, 1997.



                                   CONTENTS


                                                  INSTITUTIONAL      INVESTOR
                                                   PROSPECTUS       PROSPECTUS
                                        PAGE          PAGE             PAGE
                                        ----      -------------     ----------
General...............................     2               3               3
Investment Objectives and Policies....     2               3               3
Directors and Officers................    11             N/A             N/A
Investment Advisory, Distribution
  and Servicing Arrangements..........    15               5               5
Portfolio Transactions................    19               6               6
Purchase and Redemption Information...    20            7,10            7,10
Valuation of Shares...................    21              11              12
Performance and Yield Information.....    22              13              15
Taxes.................................    23              11              13
Additional Information Concerning
   RBB Shares.........................    26              12              14
Miscellaneous.........................    29             N/A             N/A
Financial Statements..................    40             N/A             N/A
Appendix A............................   A-1             N/A             N/A



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL



                  The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988. The Institutional and Investor Shares of the Fund were first issued on June 2, 1997.


                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.

ADDITIONAL INFORMATION ON FUND INVESTMENTS.

                  LENDING OF FUND SECURITIES. The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's investment adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily. The Fund does not presently intend to invest more than 5% of net assets in securities lending.

                  INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. The Fund does not presently intend to invest more than 5% of net assets in indexed securities.

                  REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Fund does not presently intend to engage in reverse repurchase or dollar roll transactions involving more than 5% of the Fund's net assets.

                  U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase U.S. Government agency and instrumentality obligations that are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks.

                  The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. The Fund does not presently intend to invest more than 5% of net assets in U.S. Government obligations.


                  ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities (including repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to the Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                  Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  The Fund may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Fund's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  The Adviser will monitor the liquidity of restricted securities in the Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                  HEDGING INVESTMENTS. At such times as the Adviser deems it appropriate and consistent with the investment objective of the Fund, the Fund may invest in financial futures contracts and options on financial futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Fund caused by fluctuating interest rates and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. Futures contracts and options on futures are discussed below.


                  FUTURES CONTRACTS. The Fund may invest in financial futures contracts with respect to those securities listed on the S&P 500 Stock Index. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. The Fund does not presently intend to invest more than 5% of net assets in futures contracts.

                  OPTIONS ON FUTURES. The Fund may purchase and write call and put options on futures contracts with respect to those securities listed on the S&P 500 Stock Index and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Fund is not fully invested.

                  There is no assurance that the Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Fund's ability to effectively hedge its securities. The Fund does not presently intend to invest more than 5% of net assets in options on futures.

                  BANK AND CORPORATE OBLIGATIONS. The Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of S&P or Moody's (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of the comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix "A" for a description of corporate debt ratings.

                  COMMERCIAL PAPER. The Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Fund's investment adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These rating symbols are described in Appendix "A" hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's investment adviser pursuant to guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Fund does not presently intend to invest more than 5% of its net assets in commercial paper.


                  FOREIGN SECURITIES. The Fund may invest in foreign securities, either directly or indirectly through American Depository Receipts and European Depository Receipts. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations.

                  Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.


INVESTMENT LIMITATIONS.

                  RBB has adopted the following fundamental investment limitations, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the 1940 Act). The Fund may not:

                  1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing;

                  2. Issue any senior securities, except as permitted under the 1940 Act;

                  3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

                  4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (b) in real estate investment trusts;

                  5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

                  6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;

                  7. Invest 25% or more of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); or

                  8. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  (For purposes of Investment Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. For purposes of Investment Limitation No. 2, neither the foregoing arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities.)


                  The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.


                  Except as required by the 1940 Act with respect to the borrowing of money, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                  Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:


                                 POSITION               PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE         WITH FUND              DURING PAST FIVE YEARS
------------------------         ---------             -----------------------

*Arnold M. Reichman -49          Director               Senior Managing
466 Lexington  Avenue                                   Director, Chief
New York, NY 10017                                      Operating Officer and
                                                        Assistant Secretary,
                                                        Warburg Pincus Asset
                                                        Management, Inc.;
                                                        Director and Executive
                                                        Officer of Counsellors
                                                        Securities Inc.;
                                                        Director/Trustee of
                                                        various investment
                                                        companies advised by
                                                        Warburg Pincus Asset
                                                        Management, Inc.

**Robert Sablowsky -58           Director               Senior Vice President,
110 Wall Street                                         Fahnestock Co., Inc.
New York, NY 10005                                      (a registered broker-
                                                        dealer); Prior to
                                                        October 1996,
                                                        Executive Vice
                                                        President of Gruntal &
                                                        Co., Inc. (a
                                                        registered broker-
                                                        dealer).


Francis J. McKay -60             Director               Since 1963, Executive
7701 Burholme Avenue                                    Vice President, Fox
Philadelphia, PA 19111                                  Chase Cancer Center
                                                        (biomedical research
                                                        and medical care).

                                 POSITION               PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE         WITH FUND              DURING PAST FIVE YEARS
------------------------         ---------             -----------------------

Marvin E. Sternberg -62          Director               Since 1974, Chairman,
937 Mt. Pleasant Road                                   Director and
Bryn Mawr, PA  19010                                    President, Moyco
                                                        Industries, Inc.
                                                        (manufacturer of
                                                        dental supplies and
                                                        precision coated
                                                        abrasives); since
                                                        1968, Director and
                                                        President, Mart MMM,
                                                        Inc. (formerly
                                                        Montgomeryville
                                                        Merchandise Mart Inc.)
                                                        and Mart PMM, Inc.
                                                        (formerly Pennsauken
                                                        Merchandise Mart,
                                                        Inc.) (shopping
                                                        centers); and since
                                                        1975, Director and
                                                        Executive Vice
                                                        President, Cellucap
                                                        Mfg. Co., Inc.
                                                        (manufacturer of
                                                        disposable headwear).

Julian A. Brodsky -63            Director               Director and Vice
1234 Market Street                                      Chairman since 1969
16th Floor                                              Comcast Corporation
Philadelphia, PA 19107-                                 (cable television and
3723                                                    communications);
                                                        Director Comcast
                                                        Cablevision of
                                                        Philadelphia (cable
                                                        television and
                                                        communications) and
                                                        Nextel (wireless
                                                        communications).

Donald van Roden -72             Director               Self-employed
1200 Old Mill Lane               and                    businessman.  From
Wyomissing, PA  19610            Chairman               February 1980 to March
                                 of the                 1987, Vice Chairman,
                                 Board                  SmithKline Beecham
                                                        Corporation
                                                        (pharmaceuticals);
                                                        Director, AAA Mid-
                                                        Atlantic (auto
                                                        service); Director,
                                                        Keystone Insurance Co.

                                 POSITION               PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE         WITH FUND              DURING PAST FIVE YEARS
------------------------         ---------             -----------------------


Edward J. Roach -73              President              Certified Public
Suite 100                        and                    Accountant; Vice
Bellevue Park                    Treasurer              Chairman of the Board,
Corporate Center                                        Fox Chase Cancer
400 Bellevue Parkway                                    Center; Trustee
Wilmington, DE  19809                                   Emeritus, Pennsylvania
                                                        School for the Deaf;
                                                        Trustee Emeritus,
                                                        Immaculata College;
                                                        President or Vice
                                                        President and
                                                        Treasurer of various
                                                        investment companies
                                                        advised by PNC
                                                        Institutional
                                                        Management
                                                        Corporation; Director,
                                                        The Bradford Funds,
                                                        Inc.

Morgan R. Jones -58              Secretary              Chairman of the law
Drinker Biddle & Reath LLP                              firm of Drinker Biddle
1345 Chestnut Street                                    & Reath LLP; Director,
Philadelphia, PA 19107-                                 Rocking Horse Child
3496                                                    Care Centers of
                                                        America, Inc.


----------------------

* Mr. Reichman is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Counsellors Securities Inc., RBB's distributor.

** Mr. Sablowsky is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.


                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.


                  RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from RBB in the following amounts:



                                                         DIRECTORS' COMPENSATION


                                                                                                                        TOTAL
                                                                       PENSION OR                                       COMPENSATION
                                                                       RETIREMENT                                       FROM
                                                                       BENEFITS                 ESTIMATED               REGISTRANT
                                           AGGREGATE                   ACCRUED AS               ANNUAL                  AND FUND
                                           COMPENSATION                PART OF                  BENEFITS                COMPLEX1
NAME OF PERSON/                            FROM                        FUND                     UPON                    PAID TO
POSITION                                   REGISTRANT                  EXPENSES                 RETIREMENT              DIRECTORS
---------------                            ------------                ----------               ----------              ------------

Julian A. Brodsky,                            $16,000                      N/A                     N/A                    $16,000
Director
Francis J. McKay,                             $19,000                      N/A                     N/A                    $19,000
Director
Arnold M. Reichman,                           $  0                         N/A                     N/A                    $   0
Director
Robert Sablowsky,                             $ 8,000                      N/A                     N/A                    $ 8,000
Director
Marvin E. Sternberg,                          $19,000                      N/A                     N/A                    $19,000
Director
Donald van Roden,                             $24,000                      N/A                     N/A                    $24,000
Director and
Chairman

----------------------

1 A FUND COMPLEX MEANS TWO OR MORE INVESTMENT COMPANIES THAT HOLD THEMSELVES OUT TO INVESTORS AS RELATED COMPANIES FOR PURPOSES OF INVESTMENT AND INVESTOR SERVICES, OR HAVE A COMMON INVESTMENT ADVISER OR HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER OF ANY OTHER INVESTMENT COMPANIES.


                  On October 24, 1990 RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to RBB. No officer, director or employee of Boston Partners Asset Management, L.P. ("Boston Partners" or the "Adviser") or the Distributor currently receives any compensation from RBB.




                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS



                  ADVISORY AGREEMENT. Boston Partners renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated May 30, 1997 (the "Advisory Agreement"). Boston Partners' general partner is Boston Partners, Inc.

                  Boston Partners has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of RBB's Board of Directors and in accordance with the Fund's stated policies. Boston Partners will select investments for the Fund. For its services to the Fund, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 0.80% of the Fund's average daily net assets. Boston Partners is currently waiving advisory fees in excess of 0.70% of average daily net assets. For the period from the initial public offering (June 2, 1997) through August 31, 1997, the Fund paid Boston Partners $0.00 in investment advisory fees and Boston Partners waived advising fees in the amount of $3,606, and Boston Partners reimbursed expenses of the Fund in the amount of $32,554.

                  Each class of the Fund bears its own expenses not specifically assumed by Boston Partners. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by Boston Partners; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by RBB to its directors and officers; (g) organizational costs; (h) fees to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with a portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of RBB; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio's investment adviser under its advisory agreement with the portfolio. Each class of the Fund pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.


                  Under the Advisory Agreement, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Advisory Agreement was most recently approved on April 23, 1997 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement was approved by the initial shareholder of each class of the Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Agreement may also be terminated by Boston Partners on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Fund
(b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Fund's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee, which is calculated based upon the Fund's average daily gross assets as follows: $.18 per $1,000 on the first $100 million of average daily gross assets; $.15 per $1,000 on the next $400 million of average daily gross assets; $.125 per $1,000 on the next $500 million of average daily gross assets; and $.10 per $1,000 on average daily gross assets over $1 billion, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.


                  PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund, under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account in the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.


                  ADMINISTRATION AGREEMENT. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated May 30, 1997, (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund. For its services to the Fund, PFPC is entitled to receive a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee. During the period from the date of the initial public offering (June 2, 1997) through August 31, 1997, the Fund paid PFPC $9,166 in administration fees and PFPC waived administration fees in the amount of $9,167.


                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.


                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, as supplemented (the "Distribution Agreement"), entered into by the Distributor and RBB on behalf of the Institutional and Investor Classes, and Plans of Distribution for the Institutional and Investor Classes (together, the "Plans"), which were adopted by RBB in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to solicit orders for the sale of Fund Shares. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plans, to be calculated daily and paid monthly by the Institutional and Investor Classes, at the annual rate set forth in the Prospectus. During the period beginning on the date of the initial public offering (June 2, 1997) and ended August 31, 1997, the Fund paid the Distributor $161 in fees under the Plan with respect to Institutional Shares and $77 in fees under the Plan with respect to Investor Shares.

                  On April 23, 1997, the Plans were approved by RBB's Board of Directors, including the directors who are not "interested persons" of RBB and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). RBB believes that the Plans may benefit the Fund by increasing sales of Fund shares.


                  Among other things, the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the directors of RBB regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by RBB's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Institutional and Investor Classes under the Plans shall not be materially increased without shareholder approval; and (4) while the Plans remain in effect, the selection and nomination of RBB's directors who are not "interested persons" of RBB (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of RBB.

                  Mr. Reichman, a director of RBB, has an indirect financial interest in the operation of the Plans by virtue of his position with the Distributor. Mr. Sablowsky, a director of RBB, has an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc., a broker-dealer.



                             PORTFOLIO TRANSACTIONS


                  Subject to policies established by the Board of Directors, Boston Partners is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In purchasing and selling portfolio securities, Boston Partners seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, the Adviser may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

                  For the fiscal period ended August 31, 1997, the Fund paid brokerage commissions aggregating $5,648.

                  For the fiscal period ended August 31, 1997, the Fund paid commissions in the aggregate amount of $181 to brokers on account of research services on transactions in the aggregate amount of $95,669.

                  RBB is required to identify securities of its regular broker dealers that the Fund has acquired during the most recent fiscal period. At August 31, 1997, the Fund held common stock of Lehman Brothers Holdings, Inc. in the amount of $120,700. Lehman Brothers, Inc., the parent of Lehman Brothers Holdings, Inc., is a "regular broker or dealer" of RBB.

                  Investment decisions for the Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.

                  The Fund expects that its annual portfolio turnover rate will not exceed 100%. A high rate (100% or more) of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs that must be borne directly by the Fund. The Fund anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.



                       PURCHASE AND REDEMPTION INFORMATION

                  RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

                  Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                  The computation of the hypothetical offering price per share of an Institutional and Investor Share of the Fund based on the value of the Fund's net assets on August 31, 1997 and the Fund's Institutional and Investor Shares outstanding on such date is as follows:

                       BOSTON PARTNERS MID CAP VALUE FUND

                                   INSTITUTIONAL SHARES          INVESTOR SHARES
                                   --------------------          ---------------
Net Assets.........................     $3,749,986                  $ 598,108

Outstanding Shares.................        340,455                     54,308

Net Asset Value
 per Share.........................        $ 11.01                    $ 11.01

Maximum Sales Charge...............            N/A                        N/A

Maximum Offering Price
  to Public........................         $11.01                     $11.01



                               VALUATION OF SHARES


                  The net asset values per share of each class of the Fund are calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday and subsequent Monday when one of these holidays falls on Saturday or Sunday. Net asset value per share, the value of an individual share in a fund, is computed by adding the value of the proportionate interest of each class in a Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class, and dividing the result by the number of outstanding shares of the class. The net asset values of each class are calculated independently of the other classes. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.


                        PERFORMANCE AND YIELD INFORMATION


                  TOTAL RETURN. The Fund may from time to time advertise its "average annual total return." The Fund computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                                  ERV  1/n
                                            T = [(-----) - 1]
                                                  P

                 Where:    T =    average annual total return;

                        ERV  =    ending redeemable value of a hypothetical
                                  $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                           P =    hypothetical initial payment of $1,000; and

                           n = period covered by the computation, expressed in years.

                  The Fund, when advertising its "aggregate total return," computes such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                             ERV
Aggregate Total Return =  [(-----) - 1]
                              P

                  The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

                  Total return since inception (not annualized) for Investor and Institutional Shares of the Fund for the period June 2, 1997 (initial public offering) through August 31, 1997 were 10.10% and 10.10%, respectively.



                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


                  The Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as mid-term or other long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of the Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.


                  In the case of corporate shareholders, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by the Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. The Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the

Fund to corporate shareholders not later than 60 days after the close of the Fund's taxable year.

                  If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of the Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

                  A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of the Fund for shares of another Boston Partners Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES



                  RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond),

50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock

(Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class TT and UU Common Stock constitute the Boston Partners Mid Cap Value Fund Institutional and Investor classes, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": The Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Numeric Investors Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interest in three non-money market portfolios; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.


                  RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.


                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).



                                  MISCELLANEOUS


                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 serves as counsel to RBB and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

                  CONTROL PERSONS. As of November 15, 1997, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of each class of RBB indicated below. See "Additional Information Concerning RBB Shares" above. RBB does not know whether such persons also beneficially own such shares.

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
Cash Preservation            Jewish Family and Children's             44.2%
Money Market Portfolio       Agency of Philadelphia
(Class G)                    Capital Campaign
                             Attn:  S. Ramm
                             1610 Spruce Street
                             Philadelphia, PA  19103

                             Dominic and Barbara Pisciotta            15.9%
                             and Successors in Trust under
                             the Dominic and Barbara
                             Pisciotta Caring Trust
                             207 Woodmere Way
                             St. Charles, MO  63303

Cash Preservation            Kenneth Farwell and Valerie              11.3%
Municipal Money Market       Farwell JTTEN
Portfolio                    3854 Sullivan
(Class H)                    St. Louis, MO  63107

                             Gary L. Lange and                        32.6%
                             Susan D. Lange JTTEN
                             1354 Shady Knoll Ct.
                             Longwood, FL  32750

                             Andrew Diederich and                      6.2%
                             Doris Diederich JTTEN
                             1003 Lindeman
                             Des Peres, MO  63131

                             Gwendolyn Haynes                          5.2%
                             2757 Geyer
                             St. Louis, MO  63104

                             Savannah Thomas Trust                     6.3%
                             200 Madison Ave.
                             Rock Hill, MD  63119

Sansom Street Money          Wasner & Co.                             32.6%
Market Portfolio             FAO Paine Webber and Managed
(Class I)                    Assets Sundry Holdings
                             Attn:  Joe Domizio
                             200 Stevens Drive
                             Lester, PA  19113

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                             Saxon and Co.                            65.5%
                             FBO Paine Webber
                             P.O. Box 7780 1888
                             Philadelphia, PA  19182

BEA International            Blue Cross & Blue Shield of               6.10%
Equity - Institutional       Massachusetts Inc.
Class                        Retirement Income Trust
(Class T)                    100 Summer Street
                             Boston, MA  02110-2106

                             Credit Suisse Private Banking             6.89%
                             Dividend Reinvest Plan
                             c/o Credit Suisse PVT PKG
                             12 E. 49th Street, 40th Fl.
                             New York, NY  10017-1028

                             Indiana University Foundation             5.49%
                             Attn: Walter L. Koon, Jr.
                             P.O. Box 500
                             Bloomington, IN  47402-0500

                             Employees Ret. Plan Marshfield            5.31%
                             Clinic
                             1000 N. Oak Avenue
                             Marshfield, WI  54449

                             State Street Bank & Trust                 5.06%
                             FBC Consumers Energy
                             DTD 3-1-1997
                             P.O. Box 1992
                             Boston, MA  02105-1992

BEA International            Bob & Co.                                87.30%
Equity Portfolio -           P.O. Box 1809
Advisor Class (Class         Boston, MA  02105-1809
MM)

                             TRANSCORP                                10.78%
                             FBO William E. Burns
                             P.O. Box 6535
                             Englewood, CO  80155-6535

BEA High Yield               Fidelity Investments                     15.61%
Portfolio -                  Institutional
Institutional Class          Operations Co. Inc. as Agent
(Class U)                    for Certain Employee Benefit
                             Plan
                             100 Magellan Way #KWIC
                             Covington, KY  41015-1987

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                             Guenter Full Trust Michelin              17.31%
                             North America Inc.
                             Master Trust
                             P.O. Box 19001
                             Greenville, SC  29602-9001

                             C S First Boston Pension Fund             6.15%
                             Park Avenue Plaza, 34th Floor
                             Attn: Steve Medici
                             55 E. 52nd Street
                             New York, NY  10055-0002

                             Southdown Inc. Pension Plan               9.65%
                             MAC & Co.
                             Mutual Fund Operations
                             P.O. Box 3198
                             Pittsburgh, PA  31980

                             Edward J. Demske TTEE                     5.42%
                             Miami University Foundation
                             202 Roudebush Hall
                             Oxford, OH  45056

BEA High Yield               Richard A. Wilson TTEE                   10.81%
Portfolio - Advisor          E. Francis Wilson TTEE
Class (Class OO)             The Wilson Family Trust
                             7612 March Avenue
                             West Hills, CA  91304-5232

                             Charles Schwab & Co.                     88.82%
                             Special Custody Account for the
                             Exclusive Benefit of Customers
                             101 Montgomery St.
                             San Francisco, CA 94104-4122

BEA Emerging Markets         Wachovia Bank North Carolina             26.22%
Equity Portfolio -           Trust for Carolina Power &
Institutional Class          Light Co.
(Class V)                    Supplemental Retirement Trust
                             301 N. Main Street
                             Winston-Salem, NC  27101-3819

                             Hall Family Foundation                   38.21%
                             P.O. Box 419580
                             Kansas City, MO  64141-8400

                             Arkansas Public Employees                18.33%
                             Retirement System
                             124 W. Capitol Avenue
                             Little Rock, AR 72201-3704

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
BEA Emerging Markets         Charles Schwab & Co.                     22.65%
Equity Portfolio -           Special Custody Account for the
Advisor Class                Exclusive Benefit of Customers
(Class NN)                   101 Montgomery Street
                             San Francisco, CA 94104-4175

                             Donald W. Allgood                        72.66%
                             3106 Johannsen Dr.
                             Burlington, IA  52601-1541

BEA US Core Equity           Patterson & Co.                          43.71%
Portfolio -                  P.O. Box 7829
Institutional Class          Philadelphia, PA 19101-7829
(Class X)

                             Credit Suisse Private Banking            13.51%
                             Dividend Reinvest Plan
                             c/o Credit Suisse PVT BKG
                             12 E. 49th Street, 40th Fl.
                             New York, NY 10017-1028

                             Fleet National Bank Trust                 5.86%
                             Hospital St. Raphael
                             Malpractice
                             Attn: 1958875020
                             P.O. Box 92800
                             Rochester, NY  14692-8900

                             Werner & Pfleiderer Pension               6.98%
                             Plan Employees
                             663 E. Crescent Avenue
                             Ramsey, NJ  07446-1220

                             Washington Hebrew Congregation           11.22%
                             3935 Macomb St. NW
                             Washington, DC  20016-3799

BEA US Core Fixed            New England UFCW & Employers'            24.30%
Income Portfolio -           Pension Fund Board of Trustees
Institutional Class          161 Forbes Road, Suite 201
(Class Y)                    Braintree, MA  02184-2606

                             Patterson & Co.                           6.50%
                             P.O. Box 7829
                             Philadelphia, PA  19101-7829

                             MAC & Co                                  5.07%
                             Mutual Funds Operations
                             P.O. Box 3198
                             Pittsburgh, PA  15230-3198

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                             Fidelity Investments                      9.70%
                             Institutional
                             Operations Co. Inc. (FIIOC) as
                             Agent for Credit Suisse First
                             Boston Employee's Savings PSP
                             100 Magellan Way #KWIC
                             Covington, KY  41015-1987

                             DCA Food Industries Inc.                  8.95%
                             100 East Grand Avenue
                             Beloit, WI  53511-6255

                             State St. Bank & Trust TTE                6.57%
                             Fenway Holdings LLC Master
                             Trust
                             P.O. Box 470
                             Boston, MA  02102-0470

                             The Valley Foundation                     6.47%
                             c/o Enterprise Trust
                             16450 Los Gatos Boulevard
                             Suite 210
                             Los Gatos, CA  95032-5594

BEA Strategic Global         Sunkist Master Trust                     32.35%
Fixed Income Portfolio       14130 Riverside Drive
(Class Z)                    Sherman Oaks, CA  91423-2313

                             Patterson & Co.                          23.13%
                             P.O. Box 7829
                             Philadelphia, PA  19101-7829

                             Key Trust Co. of Ohio                    18.70%
                             FBO Eastern Enterp. Collective
                             Inv. Trust
                             P.O. Box 94870
                             Cleveland, OH 44101-4870

                             Hard & Co.                               17.34%
                             Trust for Abtco Inc.
                              Retirement Plan
                             c/o Associated Bank, N.A.
                             100 W. Wisconsin Ave.
                             Neenah, WI  54956-3012

BEA Municipal Bond           William A. Marquard                      39.48%
Fund Portfolio (Class        2199 Maysville Rd.
AA)                          Carlisle, KY  40311-9716

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                             Arnold Leon                              13.16%
                             c/o Fiduciary Trust Company
                             P.O. Box 3199
                             Church Street Station
                             New York, NY  10008-3199

                             Irwin Bard                                6.51%
                             1750 North East 183rd St. North
                             Miami Beach, FL  33179-4908

                             S. Finkelstein Family Fund                5.01%
                             1755 York Ave., Apt. 35 BC
                             New York, NY  10128-6827

BEA Global Tele-             E. M. Warburg Pincus & Co. Inc.          17.48%
communications               466 Lexington Ave.
Portfolio - Advisor          New York, NY  10017-3140
Class (Class PP)

                             Bea Associates 401K                      11.82%
                             153 East 53rd Street
                             New York, NY  10022-4611

                             John B. Hurford                          47.62%
                             153 E. 53rd St., Flr. 57
                             New York, NY  10022-4611

n/i Numeric Investors        Charles Schwab & Co. Inc.                15.3%
Micro Cap Fund               Special Custody Account for the
(Class FF)                   Exclusive Benefit of Customers
                             Attn: Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA  94104

                             Public Inst. for Social                   6.1%
                             Security
                             1001 19th Street N, 16th Floor
                             Arlington, VA  22209

                             Portland General Corp.                   13.7%
                              Invest Trust
                             DTD 01/29/90
                             Attn:  William J. Valach
                             121 SW Salmon Street
                             Portland, OR  97202

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                             State Street Bank and                     7.0%
                              Trust Company
                             FBO Yale Univ Ret Pln for Staff
                              Emp
                             State Street Bank & Trust Co.
                              Master TR Div
                             Attn:  Kevin Sutton
                             Solomon Williard Bldg. One
                              Enterprise Dr.
                             North Quincy, MA  02171

n/i Numeric Investors        Charles Schwab & Co. Inc.                18.6%
Growth Fund                  Special Custody Account for the
(Class GG)                   Exclusive Benefit of Customers
                             Attn:  Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA  94104

                             U.S. Equity Investment                    6.5%
                             Portfolio LP
                             c/o Asset Management Advisors
                             Inc.
                             1001 N. US Hwy 1 STE 800
                             Jupiter, FL  33477

                             Portland General Corp. VEBA               5.7%
                              Plan
                             DTD 12/19/90
                             Attn:  William Valach
                             121 SW Salmon Street
                             Portland, OR  97202

                             CitiBank FSB                             18.9%
                             Sargent & Lundy Retirement
                             Trust
                             C/O CitiCorp
                             Attn:  D. Erwin Jr.
                             1410 N. West Shore Blvd.
                             Tampa, FL  33607

n/i Numeric Investors        Charles Schwab & Co. Inc.                22.9%
Growth and Value Fund        Special Custody Account for the
(Class HH)                   Exclusive Benefit of Customers
                             Attn:  Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA  94104

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                             Chase Manhattan Bank                      6.2%
                             Collins Group Trust I
                             840 Newport Center Dr.
                             Newport Beach, CA 92660

Boston Partners Large        Dr. Janice B. Yost                       26.2%
Cap Value Fund -             Trust Mary Black Foundation
Institutional Class          Inc.
(Class QQ)                   Bell Hill-945 E. Main St.
                             Spartanburg, SC  29302

                             Saxon and Co.                            12.4%
                             FBO UJF Equity Funds
                             P.O. Box 7780-1888
                             Philadelphia, PA  19182

                             Irving Fireman's Relief & Ret             8.1%
                              Fund
                             Lou Mayfield-Chairman
                             601 N. Beltline Ste. 20
                             Irving, TX  75061

                             John N. Brodson and                      10.0%
                              Paul A. Ebert
                             Trst Amer Coll of Surg Staf
                             Mem Ret Plan
                             55 E. Erie Street
                             Chicago, IL  60611

                             Wells Fargo Bank                         15.7%
                             Trst Stoel Rives
                             Tr 008125
                             P. O. Box 9800
                             Calabasas, CA  91308

                             Hawaiian Trust Company LTD                6.3%
                             Trst The Estate of James
                              Campbell
                             Pension Fund
                             P.O. Box 3170
                             Honolulu, HI  96802-3170

                             Shady Side Academy Endowment             11.0%
                             423 Fox Chapel Rd.
                             Pittsburgh, PA 15238

Boston Partners Large        Fleet National Bank TTEE                  7.7%
Cap Value Fund -             Testa Hurwitz THIB
Investor Class               FBO Scott Birnbaum
(Class RR)                   P.O. Box 92800
                             Rochester, NY 14692

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                             National Financial Services              25.5%
                              Corp
                             For the Exclusive Benefit of
                              our Customers
                             Attn: Mutual Funds, 5th Floor
                             200 Liberty Street I World
                             Financial Center
                             New York, NY  10281

                             Joseph P. Scherer                        10.3%
                             Rollover IRA
                             26 Embassy Ct
                             Cherry Hill, NJ  08002

                             Linda C. Brodson                          7.3%
                             Trst Linda C. Brodson Trust
                             465 Lakeside Pl
                             Highland Park, IL  60035

                             John N. Brodson                           7.3%
                             Trust John N. Brodson Trust
                             U/A DTD 08/06/87
                             465 Lakeside Pl
                             Highland Park, IL  60035

                             Charles Schwab & Co. Inc.                12.0%
                             Special Custody Account
                              for Bene of Cust
                             Attn:  Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA  94104

                             Mark R. Scott                             6.1%
                             and Maryann Scott
                             JTTEN WROS
                             2543 Longmount Dr.
                             Wexford, PA 15090

Boston Partners Mid          National Financial SVCS Corp.            27.2%
Cap Value Fund               For Exclusive Bene of our
Investor Class                Customers
(Class TT)                   Sal Vella
                             200 Liberty Street
                             New York, NY  10281

PORTFOLIO                         NAME AND ADDRESS                PERCENT OWNED
---------                         ----------------                -------------
                             Charles Schwab & Co. Inc.                32.0%
                             Special Custody Account for
                              Bene of Cust
                             Attn:  Mutual Funds
                             101 Montgomery St.
                             San Francisco, CA  94104

                             George B. Smithy, Jr.                    13.0%
                             38 Greenwood Road
                             Wellesley, MA  02181

                             John N. Brodson                           6.4%
                             Trst John N. Brodson Trust
                             U/A DTD 08/06/87
                             465 Lakeside Pl
                             Highland Park, IL  60035

                             Linda C. Brodson                          6.4%
                             Trst Linda C. Brodson Trust
                             465 Lakeside Pl
                             Highland Park, IL  60035

Boston Partners Mid          Wells Fargo Bank Cust                     5.4%
Cap Value Fund               FBO William W. Carter
Institutional Class          IRA FIP  007430
(Class UU)                   P.O. Box 1389
                             San Carlos, CA  94070-1389

                             USNB of Oregon                           77.2%
                             Cust Jean Vollum
                             Attn:  Mutual Funds
                             P.O. Box 3168
                             Portland, OR  97208

                  As of the same date, directors and officers as a group owned less than one percent of the shares of RBB.


                  LITIGATION. There is currently no material litigation affecting RBB.


                              FINANCIAL STATEMENTS

                  The Fund's Annual Report for the fiscal period ended August 31, 1997 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report (the "Financial Statements") are incorporated herein by reference into this Statement of Additional Information. The Financial Statements included in the Annual Report for the Fund for the fiscal period ended August 31, 1997 have been audited by RBB's independent accountants, Coopers & Lybrand, L.L.P., whose report thereon also appears and is incorporated herein by reference. No other portions of the Annual Report are incorporated herein by reference. The Financial Statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Copies of the Annual Report may be obtained by calling toll-free (800)311-9783.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:


                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.



CORPORATE LONG-TERM DEBT RATINGS


                  The following summarizes the ratings used by Standard & Poor's for corporate debt:


                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.


                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options;

and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.


         The following summarizes the ratings used by Moody's for corporate debt:


                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.


                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.



                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                                     PART C

                                OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

 (a)     Financial Statements:

         (1)      Included in Part A of the Registration Statement:

                      Financial  Highlights  (audited) for the Cash Preservation
                  Classes of the Money Market and the Municipal Money Market Portfolios for the years ended August 31, 1997, 1996, l995, 1994, 1993, 1992, 1991 and 1990 and the period from commencement of operations (September 30, 1988) to August 31, 1989; for the Bedford Classes of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios for the years ended August 31, l997, 1996, 1995, 1994, 1993, 1992, 1991, 1990 and the period from commencement of operations (September 30, 1988) to August 31, 1989, and for the Bedford Class of the New York Municipal Money Market Portfolio for the years ended August 3l, 1997, 1996, 1995, 1994, 1993, 1992 and 1991 and for the period from commencement of operations (July 13, 1990) to August 31, 1990; for the
                  Sansom Street Class of the Money Market Portfolio for the years ended August 31, 1997, 1996, 1995, 1994, 1993, 1992,
                  1991, 1990 and for the period from commencement of operations (September 30, 1988) to August 31, 1989, and for the Sansom Street Class of the Municipal Money Market Portfolio for the years ended August 31, 1993, 1992, 1991 and 1990 and for the period from commencement of operations (September 30, l988) to August 31, 1989, and for the Sansom Street Class of the Government Obligations Money Market Portfolio for the years ended August 31, 1992, 1991 and 1990 and for the period from commencement of operations (October 18, 1988) to August 31, 1989; for the RBB Class of the Government Securities Portfolio for the years ended August 31, 1997, 1996, l995, 1994, 1993 and 1992 and for the period from commencement of operations (August 1, 1991) to August 31, 1991; for the Janney Montgomery Scott Class of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios for the years ended August 31, l997 and 1996 and for the period from commencement of operations (June 12, 1995) to August 31, 1995, and for the Janney Montgomery Scott Class of the New York Municipal Money Market Portfolio for the years ended August 31, 1997 and 1996 and for the period from commencement of operations (June 9, 1995) to August 31, 1995; and for the Institutional Shares of the Boston Partners Large Cap Value Fund for the period from commencement of operations (January 2, 1997) to August 3l, 1997, and for the Investor Shares of the Boston Partners Large Cap Value Fund for the period from commencement of operations (January 16, 1997) through August 31, 1997; and for the Institutional and Investor Shares of the Boston Partners Mid Cap Value Fund for the period from commencement of operations (June 2, 1997) to August 31, 1997.

         (2) Incorporated by reference into Part B:


                      Audited Financial  Statements included in the Registrant's
                  August 31, 1997 Annual Reports to Shareholders, copies of which have been filed with the U.S. Securities and Exchange Commission are incorporated herein by reference.


(b)      Exhibits:                                                    SEE NOTE #
                                                                      ----------

         (1) (a)      Articles of Incorporation of Registrant             1

             (b)      Articles Supplementary of Registrant.               1

             (c)      Articles of Amendment to Articles of                2
                      Incorporation of Registrant.

             (d)      Articles Supplementary of Registrant.               2

             (e)      Articles Supplementary of Registrant.               5

             (f)      Articles Supplementary of Registrant.               6

             (g)      Articles Supplementary of Registrant.               9

             (h)      Articles Supplementary of Registrant.              10

             (i)      Articles Supplementary of Registrant.              14

             (j)      Articles Supplementary of Registrant.              14

             (k)      Articles Supplementary of Registrant.              19

             (l)      Articles Supplementary of Registrant.              19

             (m)      Articles Supplementary of Registrant.              19

             (n)      Articles Supplementary of Registrant.              19

             (o)      Articles Supplementary of Registrant.              20

             (p)      Articles Supplementary of Registrant.              23

             (q)      Articles Supplementary of Registrant.              25

             (r)      Articles Supplementary of Registrant.              27

             (s)      Articles of Amendment to Charter of the            28
                      Registrant.

             (t)      Articles Supplementary of Registrant.              28



         (2) By-Laws, as amended                                         28


         (3) None.

         (4) (a)      See Articles VI, VII, VIII, IX and XI of            1
                      Registrant's Articles of Incorporation dated
                      February 17, 1988.

(b)  Exhibits:                                                      SEE NOTE #
                                                                    ----------
          (b)  See Articles II, III, VI, XIII, and XIV of               23
               Registrant's By-Laws as amended through April 26,
               1996.

     (5)  (a)  Investment Advisory Agreement (Money Market)              3
               between Registrant and Provident
               Institutional Management Corporation, dated as of August 16, 1988.

          (b)  Sub-Advisory Agreement (Money Market) between             3
               Provident Institutional Management
               Corporation and Provident National Bank, dated as of August 16, 1988.

          (c)  Investment Advisory Agreement (Tax-Free Money             3
               Market) between Registrant and Provident
               Institutional Management Corporation, dated as of August 16, 1988.

          (d)  Sub-Advisory Agreement (Tax-Free Money                    3
               Market) between Provident Institutional
               Management Corporation and Provident National
               Bank, dated as of August 16, 1988.

          (e)  Investment Advisory Agreement (Government                 3
               Obligations Money Market) between Registrant and Provident Institutional Management
               Corporation, dated as of August 16, 1988.

          (f)  Sub-Advisory Agreement (Government                        3
               Obligations Money Market) between Provident
               Institutional Management Corporation and
               Provident National Bank, dated as of August 16, 1988.


          (g)  Investment Advisory Agreement (Government                 8
               Securities) between Registrant and Provident
               Institutional Management Corporation dated as of April 8, 1991.

          (h)  Investment Advisory Agreement (New York                   9
               Municipal Money Market) between Registrant and Provident Institutional Management
               Corporation dated November 5, 1991.

          (i)  Investment Advisory Agreement (Tax-Free Money            10
               Market) between Registrant and Provident
               Institutional Management Corporation dated
               April 21, 1992.

          (j)  Investment Advisory Agreement (BEA                       11
               International Equity Portfolio) between
               Registrant and BEA Associates.

          (k)  Investment Advisory Agreement (BEA Strategic             11
               Fixed Income Portfolio) between Registrant and BEA Associates.

          (l)  Investment Advisory Agreement (BEA Emerging              11
               Markets Equity Portfolio) between Registrant and BEA Associates.

(b)  Exhibits:                                                      SEE NOTE #
                                                                    ----------

          (m)      Investment Advisory Agreement (BEA U.S. Core         15
                   Equity Portfolio) between Registrant and BEA
                   Associates, dated as of October 27, 1993.

          (n)      Investment Advisory Agreement (BEA U.S. Core         15
                   Fixed Income Portfolio) between Registrant and BEA Associates, dated as of October 27, 1993.

          (o)      Investment Advisory Agreement (BEA Global            15
                   Fixed Income Portfolio) between Registrant and BEA Associates, dated as of October 27, 1993.

          (p)      Investment Advisory Agreement (BEA Municipal         15
                   Bond Fund Portfolio) between Registrant and
                   BEA Associates, dated as of October 27, 1993.

          (q)      Investment Advisory Agreement (BEA Balanced)         16
                   between Registrant and BEA Associates.

          (r)      Investment Advisory Agreement (BEA Short             16
                   Duration Portfolio) between Registrant and
                   BEA Associates.

          (s)      Investment Advisory Agreement (n/i Micro Cap         23
                   Fund) between Registrant and Numeric
                   Investors, L.P.

          (t)      Investment Advisory Agreement (n/i Growth            23
                   Fund) between Registrant and Numeric
                   Investors, L.P.

          (u)      Investment Advisory Agreement (n/i Growth &          23
                   Value Fund) between Registrant and Numeric
                   Investors, L.P.

          (v)      Investment Advisory Agreement (BEA Global            24
                   Telecommunications Portfolio) between
                   Registrant and BEA Associates.

          (w)      Investment Advisory Agreement (Boston                26
                   Partners Large Cap Value Fund) between
                   Registrant and Boston Partners Asset
                   Management, L.P.

          (x)      Investment Advisory Agreement (Boston                28
                   Partners Mid Cap Value Fund) between
                   Registrant and Boston Partners Asset
                   Management, L.P.


     (6)  (r)      Distribution Agreement and Supplements                8
                   (Classes A through Q) between the Registrant and Counsellors Securities Inc. dated as of April 10, 1991.

          (s)      Distribution Agreement Supplement (Classes L,         9
                   M, N and 0) between the Registrant and
                   Counsellors Securities Inc. dated as of
                   November 5, 1991.

b)   Exhibits:                                                      SEE NOTE #
                                                                    ----------
           (t)      Distribution Agreement Supplements (Classes         9
                    R, S, and Alpha 1 through Theta 4) between the Registrant and Counsellors Securities
                    Inc. dated as of November 5, 1991.

           (u)      Distribution Agreement Supplement (Classes T,      10
                    U and V) between the Registrant and
                    Counsellors Securities Inc. dated as of
                    September 18, 1992.


           (w)      Distribution Agreement Supplement (Classes X,      14
                    Y, Z and AA) between the Registrant and
                    Counselors Securities Inc.

           (x)      Distribution Agreement Supplement (Classes BB      18
                    and CC) between Registrant and Counsellors
                    Securities Inc. dated as of October 26, 1994.


           (z)      Distribution Agreement Supplement (Classes L,      19
                    M, N and O) between the Registrant and
                    Counsellors Securities Inc.

           (aa)     Distribution Agreement Supplement (Classes R,      19
                    S) between the Registrant and Counsellors
                    Securities Inc.

           (bb)     Distribution Agreement Supplements (Classes        19
                    Alpha 1 through Theta 4) between the
                    Registrant and Counsellors Securities Inc.


           (cc)     Distribution Agreement Supplement (Janney          20
                    Classes) between the Registrant and
                    Counsellors Securities Inc.


           (dd)     Distribution Agreement Supplement ni Classes       23
                    (Classes FF, GG and HH) between Registrant and Counsellors Securities Inc.

           (ee)     Distribution Agreement Supplement (Classes         24
                    II, JJ, KK, and LL) between Registrant and
                    Counsellors Securities Inc.

           (ff)     Distribution Agreement Supplement (Classes         24
                    MM, NN, OO, and PP) between Registrant and
                    Counsellors Securities Inc.

           (gg)     Distribution Agreement Supplement (Class QQ)       26
                    between Registrant and Counsellors Securities
                    Inc.

           (hh)     Distribution Agreement Supplement (Class RR)       27
                    between Registrant and Counsellors Securities
                    Inc.

           (ii)     Distribution Agreement Supplement (Class SS)       27
                    between Registrant and Counsellors Securities
                    Inc.

           (jj)     Distribution Agreement Supplement (Class TT)       28
                    between Registrant and Counsellors Securities
                    Inc.

b)   Exhibits:                                                      SEE NOTE #
                                                                    ----------
          (kk)  Distribution Agreement Supplement (Class UU)            28
                between Registrant and Counsellors Securities
                Inc.


     (7) Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended.


     (8)  (a)  Custodian Agreement between Registrant and               3
               Provident National Bank dated as of
               August 16, 1988.

          (b)  Sub-Custodian Agreement among The Chase                 10
               Manhattan Bank, N.A., the Registrant and
               Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities.

          (e)  Amendment No. 1 to Custodian Agreement dated             9
               August 16, 1988.

          (f)  Agreement between Brown Brothers Harriman &             10
               Co. and Registrant on behalf of BEA
               International Equity Portfolio, dated
               September 18, 1992.

          (g)  Agreement between Brown Brothers Harriman &             10
               Co. and Registrant on behalf of BEA Strategic
               Fixed Income Portfolio, dated September 18,
               1992.

          (h)  Agreement between Brown Brothers Harriman &             10
               Co. and Registrant on behalf of BEA Emerging
               Markets Equity Portfolio, dated September 18,
               1992.

          (i)  Agreement between Brown Brothers Harriman &             15
               Co. and Registrant on behalf of BEA Emerging
               Markets Equity, BEA International Equity, BEA
               Strategic Fixed Income and BEA Global Fixed
               Income Portfolios, dated as of November 29,
               1993.

          (j)  Agreement between Brown Brothers Harriman &             15
               Co. and Registrant on behalf of BEA U.S. Core
               Equity and BEA U.S. Core Fixed Income Portfolios dated as of November 29, 1993.

          (k)  Custodian Contract between Registrant and               18
               State Street Bank and Trust Company.


          (l)  Custody Agreement between Registrant and                23
               Custodial Trust Company on behalf of n/i
               Micro Cap Fund, n/i Growth Fund and n/i
               Growth & Value Fund Portfolios of the
               Registrant.


          (m)  Custodian Agreement Supplement Between                  26
               Registrant and PNC Bank, National Association dated October 16, 1996.

b)   Exhibits:                                                      SEE NOTE #
                                                                    ----------


           (n)      Custodian Agreement Supplement between              27
                    Registrant and Brown Brothers Harriman & Co.
                    on behalf of the BEA Municipal Bond Fund.


           (o)      Custodian Agreement Supplement between              28
                    Registrant and PNC Bank, National
                    Association, on behalf of the Boston Partners
                    Mid Cap Value Fund.


  (9)      (a)      Transfer Agency Agreement (Sansom Street)            3
                    between Registrant and Provident Financial
                    Processing Corporation, dated as of
                    August 16, 1988.

           (b)      Transfer Agency Agreement (Cash Preservation)        3
                    between Registrant and Provident Financial
                    Processing Corporation, dated as of
                    August 16, 1988.

           (c)      Shareholder Servicing Agreement (Sansom              3
                    Street Money Market).

           (d)      Shareholder Servicing Agreement (Sansom              3
                    Street Tax-Free Money Market).

           (e)      Shareholder Servicing Agreement (Sansom              3
                    Street Government Obligations Money Market).

           (f)      Shareholder Services Plan (Sansom Street             3
                    Money Market).

           (g)      Shareholder Services Plan (Sansom Street Tax-        3
                    Free Money Market).

           (h)      Shareholder Services Plan (Sansom Street             3
                    Government Obligations Money Market).


           (i)      Transfer Agency Agreement (Bedford) between          3
                    Registrant and Provident Financial Processing
                    Corporation, dated as of August 16, 1988.

           (j)      Administration and Accounting Services               8
                    Agreement between Registrant and Provident
                    Financial Processing Corporation, relating to
                    Government Securities Portfolio, dated as of April 10, 1991.

           (k)      Administration and Accounting Services               9
                    Agreement between Registrant and Provident
                    Financial Processing Corporation, relating to
                    New York Municipal Money Market Portfolio dated as of November 5, 1991.

           (l)      Administration and Accounting Services              10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation (BEA
                    International Equity) dated September 18,
                    1992.

b)   Exhibits:                                                      SEE NOTE #
                                                                    ----------

         (m)      Administration and Accounting Services                10
                  Agreement between Registrant and Provident
                  Financial Processing Corporation (BEA
                  Strategic Fixed Income) dated September 18,
                  1992.

         (n)      Administration and Accounting Services                10
                  Agreement between Registrant and Provident
                  Financial Processing Corporation (BEA
                  Emerging Markets Equity) dated September 18,
                  1992.

         (o)      Transfer Agency Agreement and Supplements              9
                  (Bradford, Alpha (now known as Janney), Beta,
                  Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial
                  Processing Corporation dated as of November
                  5, 1991.

         (p)      Transfer Agency Agreement Supplement (BEA)            10
                  between Registrant and Provident Financial
                  Processing Corporation dated as of September
                  19, 1992.

         (q)      Administrative Services Agreement between             10
                  Registrant and Counsellor's Fund Services,
                  Inc. (BEA Portfolios) dated September 18,
                  1992.

         (r)      Administration and Accounting Services                10
                  Agreement between Registrant and Provident
                  Financial Processing Corporation, relating to
                  Tax-Free Money Market Portfolio, dated as of April
                  21, 1992.

         (s)      Transfer Agency Agreement Supplement (BEA             15
                  U.S. Core Equity, BEA U.S. Core Fixed Income,
                  BEA Global Fixed Income and BEA Municipal
                  Bond Fund Portfolios) between Registrant and
                  PFPC Inc. dated as October 27, 1993.

         (t)      Administration and Accounting Services Agreement      15
                  between Registrant and PFPC Inc.
                  relating to BEA U.S. Core Equity Portfolio dated as of October 27, 1993.

         (u)      Administration and Accounting Services Agreement      15
                  between Registrant and PFPC Inc.
                  (BEA U.S. Core Fixed Income Portfolio) dated
                  October 27, 1993.

         (v)      Administration and Accounting Services                15
                  Agreement between Registrant and PFPC Inc.
                  (International Fixed Income Portfolio) dated
                  October 27, 1993.

         (w)      Administration and Accounting Services                15
                  Agreement between Registrant and PFPC Inc.
                  (Municipal Bond Fund Portfolio) dated
                  October 27, 1993.

b)   Exhibits:                                                      SEE NOTE #
                                                                    ----------

        (x)      Transfer Agency Agreement Supplement (BEA              18
                 Balanced and Short Duration Portfolios)
                 between Registrant and PFPC Inc. dated
                 October 26, 1994.

        (y)      Administration and Accounting Services Agreement       18
                 between Registrant and PFPC Inc.
                 (BEA Balanced Portfolio) dated October 26, 1994.

        (z)      Administration and Accounting Services                 18
                 Agreement between Registrant and PFPC Inc.
                 (BEA Short Duration Portfolio) dated
                 October 26, 1994.

        (aa)     Administrative Services Agreement Supplement           18
                 between Registrant and Counsellors Fund
                 Services, Inc. (BEA Classes) dated
                 October 26, 1994.

        (bb)     Transfer Agency and Service Agreement between          21
                 Registrant and State Street Bank and Trust
                 Company and PFPC, Inc. dated February 1,
                 1995.

        (cc)     Supplement to Transfer Agency and Service              21
                 Agreement between Registrant, State Street
                 Bank and Trust Company, Inc. and PFPC dated
                 April 10, 1995.

        (dd)     Amended and Restated Credit Agreement dated            22
                 December 15, 1994.

        (ee)     Transfer Agency Agreement Supplement (n/i              23
                 Micro Cap Fund, n/i Growth Fund and n/i
                 Growth & Value Fund) between Registrant and
                 PFPC, Inc. dated April 14, 1996.

        (ff)     Administration and Accounting Services                 23
                 Agreement between Registrant and PFPC, Inc.
                 (n/i Micro Cap Fund) dated April 24, 1996.

        (gg)     Administration and Accounting Services                 23
                 Agreement between Registrant and PFPC, Inc.
                 (n/i Growth Fund) dated April 24, 1996.

        (hh)     Administration and Accounting Services                 23
                 Agreement between Registrant and PFPC, Inc.
                 (n/i Growth & Value Fund) dated April 24,
                 1996.

        (ii)     Administrative Services Agreement between              23
                 Registrant and Counsellors Fund Services,
                 Inc. (n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund) dated April 24,
                 1996.

        (jj)     Administration and Accounting Services                 24
                 Agreement between Registrant and PFPC, Inc.
                 (BEA Global Telecommunications Portfolio).

b)   Exhibits:                                                      SEE NOTE #
                                                                    ----------


        (kk)     Co-Administration Agreement between                   24
                 Registrant Investor and BEA Associates (BEA
                 International Equity Investor Portfolio).

        (ll)     Co-Administration Agreement between                   24
                 Registrant and BEA Associates (BEA
                 International Equity Advisor Portfolio).

        (mm)     Co-Administration Agreement between                   24
                 Registrant and BEA Associates (BEA Emerging
                 Markets Equity Investor Portfolio).

        (nn)     Co-Administration Agreement between                   24
                 Registrant and BEA Associates (BEA Emerging
                 Markets Equity Advisor Portfolio).

        (oo)     Co-Administration Agreement between                   24
                 Registrant and BEA Associates (BEA High Yield
                 Investor Portfolio).

        (pp)     Co-Administration Agreement between                   24
                 Registrant and BEA Associates (BEA High Yield
                 Advisor Portfolio).

        (qq)     Co-Administration Agreement between                   24
                 Registrant and BEA Associates (BEA Global
                 Telecommunications Investor Portfolio).

        (rr)     Co-Administration Agreement between                   24
                 Registrant and BEA Associates (BEA Global
                 Telecommunications Advisor Portfolio).

        (ss)     Transfer Agreement and Service Agreement              24
                 between Registrant and State Street Bank and
                 Trust Company.

        (tt)     Administration and Accounting Services                27
                 Agreement between the Registrant and PFPC
                 Inc. dated October 16, 1996 (Boston Partners
                 Large Cap Value Fund).

        (uu)     Transfer Agency Agreement Supplement between          26
                 Registrant and PFPC Inc. (Boston Partners
                 Large Cap Value Fund, Institutional Class).

        (vv)     Transfer Agency Agreement Supplement between          26
                 Registrant and PFPC Inc. (Boston Partners
                 Large Cap Value Fund, Investor Class).

        (ww)     Transfer Agency Agreement Supplement between          26
                 Registrant and PFPC Inc. (Boston Partners
                 Large Cap Value Fund, Advisor Class).

        (xx)     Transfer Agency Agreement Supplement between          28
                 Registrant and PFPC Inc., (Boston Partners
                 Mid Cap Value Fund, Institutional Class).

        (yy)     Transfer Agency Agreement Supplement between          28
                 Registrant and PFPC Inc., (Boston Partners
                 Mid Cap Value Fund, Investor Class).

b)   Exhibits:                                                      SEE NOTE #
                                                                    ----------


            (zz)     Administration and Accounting Services            28
                     Agreement between Registrant and PFPC Inc.
                     dated, May 30, 1997 (Boston Partners Mid Cap
                     Value Fund).

   (11)     (a)      Consent of Counsel.

            (b)      Consent of Wilkie, Farr & Gallagher.

            (c)      Consent of Independent Accountants.


   (12)              None.

   (13)     (a)      Subscription Agreement (relating to Classes A      2
                     through N).

            (b)      Subscription Agreement between Registrant and      7
                     Planco Financial Services, Inc., relating to
                     Classes O and P.

            (c)      Subscription Agreement between Registrant and      7
                     Planco Financial Services, Inc., relating to
                     Class Q.

            (d)      Subscription Agreement between Registrant and      9
                     Counsellors Securities Inc. relating to
                     Classes R, S, and Alpha 1 through Theta 4.

            (e)      Subscription Agreement between Registrant and     10
                     Counsellors Securities Inc. relating to
                     Classes T, U and V.

            (f)      Subscription Agreement between Registrant and     18
                     Counsellor's Securities Inc. relating to
                     Classes BB and CC.


            (g)      Purchase Agreement between Registrant and         23
                     Numeric Investors, L.P. relating to Class FF
                     (n/i Micro Cap Fund).

            (h)      Purchase Agreement between Registrant and         23
                     Numeric Investors, L.P. relating to Class GG
                     (n/i Growth Fund).

            (i)      Purchase Agreement between Registrant and         23
                     Numeric Investors, L.P. relating to Class HH
                     (n/i Growth & Value Fund).

            (j)      Subscription Agreement between Registrant and     24
                     Counsellors Securities, Inc. relating to
                     Classes II through PP.

            (k)      Purchase Agreement between Registrant and         27
                     Boston Partners Asset Management, L.P.
                     relating to Classes QQ, RR and SS.  (Boston
                     Partners Large Cap Value Fund).

            (l)      Purchase Agreement between Registrant and         28
                     Boston Partners Asset Management, L.P.
                     relating to Classes TT, and UU.  (Boston
                     Partners Mid Cap Value Fund).


   (14)              None.

b)   Exhibits:                                                      SEE NOTE #
                                                                    ----------

     (15)     (a)      Plan of Distribution (Sansom Street Money       3
                       Market).

              (b)      Plan of Distribution (Sansom Street Tax-Free    3
                       Money Market).

              (c)      Plan of Distribution (Sansom Street             3
                       Government Obligations Money Market).

              (d)      Plan of Distribution (Cash Preservation         3
                       Money).

              (e)      Plan of Distribution (Cash Preservation Tax-    3
                       Free Money Market).


              (f)      Plan of Distribution (Bedford Money Market).    3

              (g)      Plan of Distribution (Bedford Tax-Free Money    3
                       Market).

              (h)      Plan of Distribution (Bedford Government        3
                       Obligations Money Market).

              (i)      Plan of Distribution (Income Opportunities      7
                       High Yield).

              (j)      Amendment No. 1 to Plans of Distribution        8
                       (Classes A through Q).

              (k)      Plan of Distribution (Alpha (now known as       9
                       Janney) Money Market).

              (l)      Plan of Distribution (Alpha (now known as       9
                       Janney) Tax-Free Money Market (now known as the Municipal Money Market)).

              (m)      Plan of Distribution (Alpha (now known as       9
                       Janney) Government Obligations Money Market).

              (n)      Plan of Distribution (Alpha (now known as       9
                       Janney) New York Municipal Money Market).

              (o)      Plan of Distribution (Beta Money Market).       9

              (p)      Plan of Distribution (Beta Tax-Free Money       9
                       Market).

              (q)      Plan of Distribution (Beta Government           9
                       Obligations Money Market).

              (r)      Plan of Distribution (Beta New York Money       9
                       Market).

              (s)      Plan of Distribution (Gamma Money Market).      9

              (t)      Plan of Distribution (Gamma Tax-Free Money      9
                       Market).

              (u)      Plan of Distribution (Gamma Government          9
                       Obligations Money Market).

              (v)      Plan of Distribution (Gamma New York            9
                       Municipal Money Market).

              (w)      Plan of Distribution (Delta Money Market).      9

b)   Exhibits:                                                      SEE NOTE #
                                                                    ----------

          (x)      Plan of Distribution (Delta Tax-Free Money            9
                   Market).

          (y)      Plan of Distribution (Delta Government                9
                   Obligations Money Market).

          (z)      Plan of Distribution (Delta New York                  9
                   Municipal Money Market).

          (aa)     Plan of Distribution (Epsilon Money Market).          9

          (bb)     Plan of Distribution (Epsilon Tax-Free Money          9
                   Market).

          (cc)     Plan of Distribution (Epsilon Government              9
                   Municipal Money Market).

          (dd)     Plan of Distribution (Epsilon New York                9
                   Municipal Money Market).

          (ee)     Plan of Distribution (Zeta Money Market).             9

          (ff)     Plan of Distribution (Zeta Tax-Free Money             9
                   Market).

          (gg)     Plan of Distribution (Zeta Government                 9
                   Obligations Money Market).

          (hh)     Plan of Distribution (Zeta New York Municipal         9
                   Money Market).

          (ii)     Plan of Distribution (Eta Money Market).              9

          (jj)     Plan of Distribution (Eta Tax-Free Money              9
                   Market).

          (kk)     Plan of Distribution (Eta Government                  9
                   Obligations Money Market).

          (ll)     Plan at Distribution (Eta New York Municipal          9
                   Money Market).

          (mm)     Plan of Distribution (Theta Money Market).            9

          (nn)     Plan of Distribution (Theta Tax-Free Money            9
                   Market).

          (oo)     Plan of Distribution (Theta Government                9
                   Obligations Money Market).

          (pp)     Plan of Distribution (Theta New York                  9
                   Municipal Money Market).

          (qq)     Plan of Distribution (BEA International              24
                   Equity Investor).

          (rr)     Plan of Distribution (BEA International              24
                   Equity Advisor).

          (ss)     Plan of Distribution (BEA Emerging Markets           24
                   Equity Investor).

          (tt)     Plan of Distribution (BEA Emerging Markets           24
                   Equity Advisor).

b)   Exhibits:                                                      SEE NOTE #
                                                                    ----------

           (uu)     Plan of Distribution (BEA High Yield                24
                    Investor).

           (vv)     Plan of Distribution (BEA High Yield                24
                    Advisor).

           (ww)     Plan of Distribution (BEA Global                    24
                    Telecommunications Investor).

           (xx)     Plan of Distribution (BEA Global                    24
                    Telecommunications Advisor).

           (yy)     Plan of Distribution (Boston Partners Large         26
                    Cap Value Fund Institutional Class)

           (zz)     Plan of Distribution (Boston Partners Large         27
                    Cap Value Fund Investor Class)

           (aaa)    Plan of Distribution (Boston Partners Large         27
                    Cap Value Fund Advisor Class)

           (bbb)    Plan of Distribution (Boston Partners Mid Cap       27
                    Value Fund Investor Class)

           (ccc)    Plan of Distribution (Boston Partners Mid Cap       27
                    Value Fund Institutional Class)

      (16) (a)      Schedule of Computation of Performance
                    Quotations

      (17) Financial Data Schedules for Boston Partners and
           Money Market, Municipal Money Market, Government
           Obligations Money Market and New York  Municipal
           Money Market Portfolios.

      (18) Amended 18f-3 Plan.


NOTE #
------
1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 11 to the Registrant's Registration Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number Post-Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed an December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

23 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

24 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed July 30, 1996.

25 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.


26 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

27 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

28 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.


Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 26. NUMBER OF HOLDERS OF SECURITIES


                  The following information is given as of November 15, 1997.

TITLE OF CLASS OF COMMON STOCK                          NUMBER OF RECORD HOLDERS
------------------------------                          ------------------------
a)       Cash Preservation Money Market                          42
b)       Cash Preservation Municipal Money Market                59
c)       Sansom Street Money Market                              3
d)       Sansom Street Municipal Money Market                    0
e)       Sansom Street Government Obligations Money Market       0
f)       Bedford Money Market                                    143205
g)       Bedford New York Municipal Money Market                 3191
h)       RBB Government Securities                               530
i)       Bedford Municipal Money Market                          6713
j)       Bedford Government Obligations Money Market             10999
k)       BEA International Equity - Institutional Class          442
l)       BEA International Equity - Investor Class               0
m)       BEA International Equity - Advisor Class                11
n)       BEA High Yield - Institutional Class                    102
o)       BEA High Yield - Investor Class                         0
p)       BEA High Yield - Advisor Class                          10
q)       BEA Emerging Markets Equity - Institutional Class       47
r)       BEA Emerging Markets Equity - Investor Class            0
s)       BEA Emerging Markets Equity - Advisor Class             10
t)       BEA U.S. Core Equity                                    93
u)       BEA U.S. Core Fixed Income                              64
v)       BEA Strategic Global Fixed Income                       28
w)       BEA Municipal Bond Fund                                 38
x)       BEA Short Duration                                      0
y)       BEA Balanced                                            0

z)       BEA Global Telecommunications - Investor Class               0
aa)      BEA Global Telecommunications - Advisor Class                21
bb)      Janney Montgomery Scott
         Money Market                                                 95911
cc)      Janney Montgomery Scott
         Municipal Money Market                                       4319
dd)      Janney Montgomery Scott
         Government Obligations Money Market                          33839
ee)      Janney Montgomery Scott
         New York Municipal Money Market                              1407
ff)      ni Micro Cap                                                 3628
gg)      ni Growth                                                    3581
hh)      ni Growth & Value                                            3024
ii)      Boston Partners Large Cap Value Fund - Institutional
         Class                                                        28
jj)      Boston Partners Large Cap Value Fund - Investor Class        32
kk)      Boston Partners Large Cap Value Fund - Advisor Class         0
ll)      Boston Partners Mid Cap Value Fund - Investor Class          19
mm)      Boston Partners Mid Cap Value Fund - Institutional Class     26

Item 27. INDEMNIFICATION

         Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

         Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         Information as to any other business, profession, vocation or employment of substantial nature in which any directors and officers of PIMC, BEA, Numeric and Boston Partners are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's FORM ADV (File No. 801-13304) filed on March 28, 1997, Schedules B and D of BEA's FORM ADV (File No. 801-37170) filed on March 31, 1997, Schedules B and D of Numeric's FORM ADV (File No. 801-35649) filed on March 27, 1997, and Schedules of Boston Partners' FORM ADV (File No. 801- 49059) filed on July 17, 1997, respectively.

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNB Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


                         PNC BANK, NATIONAL ASSOCIATION
                                    DIRECTORS


POSITION WITH                                                      TYPE
PNC BANK              NAME          OTHER BUSINESS CONNECTIONS     OF BUSINESS

Director    B.R. Brown              President and C.E.O. of        Coal
                                    Consol, Inc.
                                    Consol Plaza
                                    Pittsburgh, PA  15241

Director    Constance E. Clayton    Associate Dean, School of      Medical
                                    Health & Professor of Pediatrics
                                    Medical College of PA
                                    Hahnemann University
                                    430 East Sedgwick St.
                                    Philadelphia, PA  19119

Director    Eberhard Faber IV       Chairman and C.E.O.            Manufacturing
                                    E.F.L., Inc.
                                    450 Hedge Road
                                    P.O. Box 49
                                    Bearcreek, PA  18602


POSITION WITH                                                                            TYPE
PNC BANK          NAME              OTHER BUSINESS CONNECTIONS                           OF BUSINESS

Director    Dr. Stuart Heydt        President and C.E.O.                                 Medical
                                    Geisinger Foundation
                                    100 N. Academy Avenue
                                    Danville, PA  17822

Director    Edward P. Junker, III   Vice Chairman                                        Banking
                                    PNC Bank, N.A.
                                    Ninth and State Streets
                                    Erie, PA  16553

Director    Thomas A. McConomy      President, C.E.O. and                                Manufacturing
                                    Chairman, Calgon Carbon Corporation
                                    413 Woodland Road
                                    Sewickley, PA  15143

Director    Thomas H. O'Brien       Chairman                                             Banking
                                    PNC Bank, National Association
                                    One PNC Plaza, 30th Floor
                                    Pittsburgh, PA  15265

Director    Dr. J. Dennis O'Connor  Provost, The Smithsonian                             Education
                                    Institution
                                    1000 Jefferson Drive, S.W.
                                    Room 230, MRC 009
                                    Washington, DC  20560

Director    Rocco A. Ortenzio       Chairman and C.E.O.                                  Medical
                                    Continental Medical Systems, Inc.
                                    P.O. Box 715
                                    Mechanicsburg, PA  17055

Director    Jane G. Pepper          President                                            Horticulture
                                    Pennsylvania Horticulture Society
                                    325 Walnut Street
                                    Philadelphia, PA  19106

Director    Robert C. Robb, Jr.     President, Lewis, Eckert, Robb                       Financial and
                                    & Company                                            Management
                                    425 One Plymouth Meeting                             Consultants
                                    Plymouth Meeting, PA  19462

Director    James E. Rohr           President and C.E.O.                                 Bank Holding
                                    PNC Bank, National Association                       Company
                                    One PNC Plaza, 30th Floor
                                    Pittsburgh, PA  15265

Director    Daniel M. Rooney        President, Pittsburgh Steelers                       Football
                                    Football Club of the National
                                    Football League
                                    300 Stadium Circle
                                    Pittsburgh, PA  15212

Director    Seth E. Schofield       Chairman, President and C.E.O.                       Airline
                                    USAir Group, Inc. and USAir, Inc.
                                    2345 Crystal Drive
                                    Arlington, VA  22227



                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS



John E. Alden              Senior Vice President

James C. Altman            Senior Vice President

Lila M. Bachelier          Senior Vice President

R. Perrin Baker            Chief Market Counsel, Northwest PA

James R. Bartholomew       Senior Vice President

Peter R. Begg              Senior Vice President

Donald G. Berdine          Senior Vice President

Ben Berzin, Jr.            Senior Vice President

James H. Best              Senior Vice President

Eva T. Blum                Senior Vice President

Susan B. Bohn              Senior Vice President

George Brikis              Executive Vice President

Michael Brundage           Senior Vice President

Anthony J. Cacciatore      Senior Vice President

Richard C. Caldwell        Executive Vice President

Craig T. Campbell          Senior Vice President

J. Richard Carnall         Executive Vice President

Edward V. Caruso           Executive Vice President

Peter K. Classen           President & CEO, PNC Bank, Northeast, Pa

James P. Conley            Senior Vice President/Credit Policy

Andra D. Cochran           Senior Vice President

Sharon Coghlan             Coordinating Market Chief Counsel, Philadelphia

James P. Conley            Senior Vice President

C. David Cook              Senior Vice President

Alfred F. Cordasco         Supervising Counsel, Pittsburgh, PA

Robert Crouse              Senior Vice President

Peter M. Crowley           Senior Vice President

                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS


Keith P. Crytzer                   Senior Vice President

John J. Daggett                    Senior Vice President

Peter J. Donchak                   Senior Vice President

Anuj Dhanda                        Senior Vice President

Victor M. DiBattista               Chief Regional Counsel

Frank H. Dilenschneider            Senior Vice President

Thomas C. Dilworth                 Senior Vice President

Alfred J. DiMatteis                Senior Vice President

James Dionise                      Senior Vice President and C.F.O.

Patrick S. Doran                   Vice President, Head of Consumer Lending

Robert D. Edwards                  Senior Vice President

David J. Egan                      Senior Vice President

J. Lynn Evans                      Senior Vice President & Controller

William E. Fallon                  Senior Vice President

James M. Ferguson, III             Senior Vice President

Charles J. Ferrero                 Senior Vice President

Frederick C. Frank, III            Executive Vice President

William J. Friel                   Executive Vice President

John F. Fulgoney                   Senior Counsel & Corporate Secretary

Brian K. Garlock                   Senior Vice President

George D. Gonczar                  Senior Vice President

Richard C. Grace                   Senior Vice President

James S. Graham                    Senior Vice President

Michael J. Hannon                  Senior Vice President

Stephen G. Hardy                   Senior Vice President

Michael J. Harrington              Senior Vice President

Marva H. Harris                    Senior Vice President

Maurice H. Hartigan, II            Executive Vice President

G. Thomas Hewes                    Senior Vice President

                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS


Sylvan M. Holzer                    Senior Vice President

Bruce C. Iacobucci                  Senior Vice President

John M. Infield                     Senior Vice President

Philip C. Jackson                   Senior Vice President

William J. Johns                    Controller

William R. Johnson                  Audit Director

Edward P. Junker, III               Vice Chairman

Robert D. Kane                      Senior Vice President

Michael D. Kelsey                   Chief Compliance Counsel

Jack Kelly                          Senior Vice President

Geoffrey R. Kimmel                  Senior Vice President

Randall C. King                     Senior Vice President

Christopher M. Knoll                Senior Vice President

Richard C. Krauss                   Senior Vice President

Frank R. Krepp                      Senior Vice President & Chief Credit Policy
                                    Officer

Kenneth P. Leckey                   Senior Vice President & Cashier

Marilyn R. Levins                   Senior Vice President

Carl J. Lisman                      Executive Vice President

George Lula                         Senior Vice President

Jane E. Madio                       Senior Vice President

Nicholas M. Marsini, Jr.            Senior Vice President

John A. Martin                      Senior Vice President

David O. Matthews                   Senior Vice President

Walter B. McClellan                 Senior Vice President

James F. McGowan                    Senior Vice President

Charlotte B. McLaughlin             Senior Vice President

James C. Mendelson                  Senior Vice President

James W. Meighen                    Senior Vice President

Scott C. Meves                      Senior Vice President

                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS


Ralph S. Michael, III             Executive Vice President

J. William Mills                  Senior Vice President

Barbara A. Misner                 Senior Vice President

Marlene D. Mosco                  Senior Vice President

Scott Moss                        Senior Vice President

Peter F. Moylan                   Senior Vice President

Michael B. Nelson                 Executive Vice President

Thomas J. Nist                    Senior Vice President

Thomas H. O'Brien                 Chairman

James F. O'Day                    Senior Vice President

Cynthia G. Osofsky                Senior Vice President

Thomas E. Paisley, III            Senior Vice President

Barbara Z. Parker                 Executive Vice President

George R. Partridge               Senior Vice President

Daniel J. Panlick                 Senior Vice President

David M. Payne                    Senior Vice President

Charles C. Pearson, Jr.           President and CEO, PNC Bank, Central PA

Helen P. Pudlin                   Senior Vice President

Edward V. Randall, Jr.            President and CEO, PNC Bank, Pittsburgh

Arthur F. Rodman, III             Senior Vice President

Richard C. Rhoades                Senior Vice President

Bryan W. Ridley                   Senior Vice President

James E. Rohr                     President and Chief Executive Officer

Gary Royer                        Senior Vice President

Robert T. Saltarelli              Senior Vice President

Robert V. Sammartino              Senior Vice President

William Sayre, Jr.                Senior Vice President

Alfred J. Schiavetti              Senior Vice President

David W. Schoffstall              Executive Vice President

                         PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS

Seymour Schwartzberg             Senior Vice President

Timothy G. Shack                 Senior Vice President

Douglas E. Shaffer               Senior Vice President

Alfred A. Silva                  Senior Vice President

George R. Simon                  Senior Vice President

Richard L. Smoot                 President and CEO of PNC Bank, Philadelphia

Timothy N. Smyth                 Senior Vice President

Kenneth S. Spatz                 Senior Vice President

Darcel H. Steber                 Senior Vice President

Robert L. Tassome                Senior Vice President

Jane B. Tompkins                 Senior Vice President

Robert B. Trempe                 Senior Vice President

Kevin M. Tucker                  Senior Vice President

Alan P. Vail                     Senior Vice President

Frank T. VanGrofski              Executive Vice President

Ronald H. Vicari                 Senior Vice President

William A. Wagner                Senior Vice President

Patrick M. Wallace               Senior Vice President

Annette M. Ward-Kredel           Senior Vice President

Robert S. Wrath                  Senior Vice President

Arlene M. Yocum                  Senior Vice President

Carole Yon                       Senior Vice President

George L. Ziminski, Jr.          Senior Vice President





(1)      PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA 19103
                                                     1600 Market Street, Philadelphia, PA  19103
                                                     17th and Chestnut Streets, Philadelphia, PA 19103


(2)      PNC National Bank, 103 Bellevue Parkway, Wilmington, DE  19809.

(3)      PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.


(4)      PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.





(5)      Provident Capital Management, Inc., 30 S. 17th Street, Suite 1500, Philadelphia, PA
         19103.

(6)      PNC Investment Corp., Broad and Chestnut Street, Philadelphia, PA  19101.

(7)      Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(8)      Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.


(9)      PNC Bancorp, Inc., 222 Delaware Avenue, Wilmington, DE  19810


(10)     PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ  08034.

(11)     PNC Trust Company of New York, 40 Broad Street, New York, NY  10084.

(12)     Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia, PA  19101.

(13)     PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE  19809.


(14)     PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA 15265.


(16)     PNC Bank, New Jersey, National Association, Woodland Falls Corporate
         Park, 210 Lake Drive East, Cherry Hill, NJ 08002.

(17)     PNC Capital Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(18)     PNC Holding Corp, 222 Delaware Avenue, P.O. Box 791, Wilmington, DE  19899.

(19)     PNC Venture Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(20)     PNC Bank, Delaware, 300 Delaware Avenue, Wilmington, DE  19801.

(21)     Bank of Delaware Corp., 300 Delaware Avenue, Wilmington, DE  19801.

(22)     Del-Vest, Inc., 300 Delaware Avenue, Wilmington, DE  19801.

(23)     Marand Corp., 222 Delaware Avenue, Wilmington, DE  19801.

(24)     Millsboro Insurance Agency, 300 Delaware Avenue, Wilmington, DE  19801.

(25)     Roney-Richards, Inc., 300 Delaware Avenue, Wilmington, DE  19801.


Item 29.  PRINCIPAL UNDERWRITER


         (a) Counsellors Securities Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

          Warburg Pincus Cash Reserve Fund
          Warburg Pincus New York Tax Exempt Fund
          Warburg Pincus New York Intermediate Municipal Fund
          Warburg Pincus Intermediate Maturity Government Fund
          Warburg Pincus Fixed Income Fund
          Warburg Pincus Global Fixed Income Fund
          Warburg Pincus Capital Appreciation Fund
          Warburg Pincus Emerging Growth Fund
          Warburg Pincus International Equity Fund
          Warburg Pincus Japan OTC Fund
          Warburg Pincus Growth & Income Fund
          Warburg Pincus Balanced Fund
          Warburg Pincus Emerging Markets Fund
          Warburg Pincus Global Post-Venture Capital Fund

         Warburg Pincus Health Sciences Fund
         Warburg Pincus Institutional Fund
         Warburg Pincus Japan Growth Fund
         Warburg Pincus Post-Venture Capital Fund
         Warburg Pincus Small Company Growth Fund
         Warburg Pincus Small Company Value Fund
         Warburg Pincus Strategic Value Fund
         Warburg Pincus Trust
         Warburg Pincus Trust II


         (b) The information required by this item 29(b) is incorporated by reference to Form BD (SEC File No. 15-654) filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934.



Item 30.  LOCATION OF ACCOUNTS AND RECORDS

         (1) PNC Bank, National Association (successor by merger to Provident National Bank), 1600 Market Street, Philadelphia, PA 19103 (records relating to its functions as sub-adviser and custodian).

         (2) Counsellors Securities Inc., 466 Lexington Avenue, New York, New York 10017 (records relating to its functions as distributor).


         (3) PNC Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

         (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).


         (5) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

         (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

         (7) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

         (8) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

Item 31.  MANAGEMENT SERVICES

                  None.

Item 32.  UNDERTAKINGS

         (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post- Effective Amendment No. 49 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 1st day of December, 1997.


                                            THE RBB FUND, INC.


                                            By:  /S/EDWARD J. ROACH
                                                 ------------------
                                                 Edward J. Roach
                                                 President and
                                                 Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      SIGNATURE                   TITLE                            DATE
      ---------                   -----                            ----

/S/EDWARD J. ROACH        President (Principal              December 1, 1997
----------------------
Edward J. Roach           Executive Officer) and
                          Treasurer (Principal
                          Financial and Accounting
                          Officer)



*DONALD VAN RODEN         Director                          December 1, 1997
----------------------
Donald van Roden



*FRANCIS J. MCKAY         Director                          December 1, 1997
----------------------
Francis J. McKay



*MARVIN E. STERNBERG      Director                          December 1, 1997
----------------------
Marvin E. Sternberg



*JULIAN A. BRODSKY        Director                          December 1, 1997
----------------------
Julian A. Brodsky



*ARNOLD M. REICHMAN       Director                          December 1, 1997
----------------------
Arnold M. Reichman



*ROBERT SABLOWSKY         Director                          December 1, 1997
----------------------
Robert Sablowsky

*By:/S/ EDWARD J. ROACH                              December 1, 1997
    -------------------
    Edward J. Roach
    Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


         Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ DONALD VAN RODEN
--------------------
 Donald van Roden

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


         Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ MARVIN E. STERNBERG
-----------------------
  Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


         Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ ARNOLD REICHMAN
-------------------
  Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


         Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/S/ FRANCIS J. MCKAY
--------------------
  Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


         Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997



/S/ JULIAN BRODSKY
------------------
  Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


         Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997



/S/ ROBERT SABLOWSKY
--------------------
  Robert Sablowsky

                                                THE RBB FUND, INC.


                                                   EXHIBIT INDEX
                                                   -------------

         EXHIBITS
         --------

         (7)               Fund Office Retirement Profit Sharing Plan and Trust Agreement, as
                           Amended October 15, 1997

         (11)(a)           Consent of Drinker Biddle & Reath LLP.

         (11)(b)           Consent of Independent Accountants.

         (16)              Schedule of Computation of Performance Quotations

         (17)(a)           Financial Data Schedules with respect to the Money Market (Cash
                           Preservation Class).

         (17)(b)           Financial Data Schedules with respect to the Money Market (Sansom Street
                           Class).

         (17)(c)           Financial Data Schedules with respect to the Money Market (Janney Class).

         (17)(d)           Financial Data Schedules with respect to the Money Market (Bedford Class).

         (17)(e)           Financial Data Schedules with respect to the Municipal Money Market (Cash
                           Preservation Class).

         (17)(f)           Financial Data Schedules with respect to the Municipal Money Market (Janney
                           Class).

         (17)(g)           Financial Data Schedules with respect to the Municipal Money Market
                           (Bedford Class).

         (17)(h)           Financial Data Schedules with respect to the Government Obligations Money
                           Market (Janney Class).

         (17)(i)           Financial Data Schedules with respect to the Government Obligations Money
                           Market (Bedford Class).

         (17)(j)           Financial Data Schedules with respect to the New York Municipal Money
                           Market (Janney Class).

         (17)(k)           Financial Data Schedules with respect to the New York Municipal Money
                           Market (Bedford Class).




         (17)(l)           Financial Data Schedules with respect to the Government Securities (RBB
                           Class).

         (17)(m)           Financial Data Schedules with respect to the Boston Partners
                           Large Cap Value (Institutional Class).

         (17)(n)           Financial Data Schedules with respect to the Boston Partners Large Cap Value
                           (Investor Class).

         (17)(o)           Financial Data Schedules with respect to the Boston Partners Mid Cap Value
                           (Institutional Class).

         (17)(p)           Financial Data Schedules with respect to the Boston Partners Mid Cap
                           (Investor Class).

         (18)              Amended 18f-3 Plan and Multi-Class Structure as of October 15, 1997.
